UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: December 31, 2009

Date of reporting period: September 30, 2009

Item 1. Schedule of Investments:

Putnam VT American Government Income Fund
The fund's portfolio
9/30/09 (Unaudited)

MORTGAGE-BACKED SECURITIES (34.1%)(a)
	Principal amount	Value

Banc of America Commercial Mortgage, Inc.
Ser. 07-2, Class A2, 5.634s, 2049	$62,000	$61,347
Ser. 04-3, Class A5, 5.578s, 2039	30,000	29,717
Ser. 05-6, Class A2, 5.165s, 2047	152,000	152,631
Countrywide Home Loans 144A
IFB Ser. 05-R1, Class 1AS, IO, 5.626s, 2035	1,195,518	121,046
Ser. 06-R1, Class AS, IO, 5.61s, 2036	123,045	12,151
FRB Ser. 06-R2, Class AS, IO, 5.452s, 2036	551,770	53,453
IFB Ser. 05-R2, Class 1AS, IO, 5.283s, 2035	3,298,053	321,560
Credit Suisse Mortgage Capital Certificates FRB Ser.
07-C4, Class A2, 6.003s, 2039	57,000	57,532
CS First Boston Mortgage Securities Corp. Ser. 04-C2,
Class A2, 5.416s, 2036	40,000	40,756
Fannie Mae
IFB Ser. 07-75, Class JS, 50.39s, 2037	134,400	213,651
IFB Ser. 06-62, Class PS, 38.423s, 2036	177,034	264,448
IFB Ser. 07-30, Class FS, 28.687s, 2037	73,818	101,637
IFB Ser. 06-49, Class SE, 28.015s, 2036	144,353	199,870
IFB Ser. 05-25, Class PS, 27.077s, 2035	65,553	90,121
IFB Ser. 06-115, Class ES, 25.575s, 2036	82,506	112,579
IFB Ser. 05-74, Class CP, 23.847s, 2035	216,960	289,550
IFB Ser. 06-8, Class HP, 23.664s, 2036	177,778	238,369
IFB Ser. 05-99, Class SA, 23.664s, 2035	125,554	164,912
IFB Ser. 05-106, Class JC, 19.36s, 2035	164,320	204,803
IFB Ser. 05-83, Class QP, 16.754s, 2034	90,693	108,036
FRB Ser. 03-W6, Class PT1, 10.195s, 2042	217,659	249,967
IFB Ser. 03-44, Class SI, IO, 7.754s, 2033	309,293	51,238
IFB Ser. 06-90, Class SE, IO, 7.554s, 2036	81,428	14,326
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	63,177	70,482
Ser. 02-14, Class A2, 7 1/2s, 2042	40,569	45,260
Ser. 02-T4, Class A3, 7 1/2s, 2041	80,737	90,072
Ser. 01-T12, Class A2, 7 1/2s, 2041	114,866	128,147
Ser. 01-T3, Class A1, 7 1/2s, 2040	572	624
Ser. 99-T2, Class A1, 7 1/2s, 2039	44,864	49,982
Ser. 02-33, Class A2, 7 1/2s, 2032	151,548	169,070
Ser. 00-T6, Class A1, 7 1/2s, 2030	156,858	172,249
IFB Ser. 08-7, Class SA, IO, 7.304s, 2038	101,945	15,028
Ser. 02-26, Class A1, 7s, 2048	228,759	250,491
Ser. 04-W12, Class 1A3, 7s, 2044	116,107	126,324
Ser. 04-T2, Class 1A3, 7s, 2043	84,352	92,366
Ser. 03-W3, Class 1A2, 7s, 2042	77,661	85,039
Ser. 02-14, Class A1, 7s, 2042	271,777	297,595
Ser. 01-T10, Class A1, 7s, 2041	159,241	174,369
Ser. 01-W3, Class A, 7s, 2041	63,815	69,878
IFB Ser. 06-125, Class SM, IO, 6.954s, 2037	278,434	34,863
IFB Ser. 06-43, Class SU, IO, 6.954s, 2036	124,525	16,148
IFB Ser. 06-34, Class SK, IO, 6.954s, 2036	1,319,361	161,384
IFB Ser. 06-24, Class QS, IO, 6.954s, 2036	441,856	68,978
IFB Ser. 06-79, Class DI, IO, 6.904s, 2036	298,404	39,124
IFB Ser. 06-60, Class SI, IO, 6.904s, 2036	541,257	73,963
IFB Ser. 06-60, Class UI, IO, 6.904s, 2036	96,980	14,086
IFB Ser. 04-40, Class KS, IO, 6.804s, 2034	1,969,421	301,459
IFB Ser. 05-65, Class KI, IO, 6.754s, 2035	3,326,228	431,844
IFB Ser. 08-20, Class SA, IO, 6.744s, 2038	270,807	34,301
IFB Ser. 08-41, Class S, IO, 6.554s, 2036	263,294	28,749
IFB Ser. 05-48, Class SM, IO, 6.554s, 2034	164,989	19,452
IFB Ser. 07-50, Class SK, IO, 6.514s, 2037	762,244	86,667
IFB Ser. 07-54, Class CI, IO, 6.514s, 2037	163,307	22,434
IFB Ser. 07-30, Class WI, IO, 6.514s, 2037	312,640	34,884
IFB Ser. 08-34, Class SM, IO, 6.504s, 2038	326,908	36,244
IFB Ser. 07-28, Class SE, IO, 6.504s, 2037	157,457	21,359
IFB Ser. 07-24, Class SD, IO, 6.504s, 2037	158,686	18,395
IFB Ser. 06-79, Class SI, IO, 6.504s, 2036	278,162	32,077
IFB Ser. 05-90, Class GS, IO, 6.504s, 2035	71,057	9,517
IFB Ser. 05-90, Class SP, IO, 6.504s, 2035	378,844	40,928
IFB Ser. 05-12, Class SC, IO, 6.504s, 2035	198,847	24,483
IFB Ser. 05-18, Class SK, IO, 6.504s, 2035	71,432	6,752
IFB Ser. 07-30, Class IE, IO, 6.494s, 2037	477,021	72,789
IFB Ser. 06-123, Class CI, IO, 6.494s, 2037	352,056	43,461
IFB Ser. 07-57, Class SC, IO, 6.484s, 2037	3,373,291	361,575
IFB Ser. 05-82, Class SY, IO, 6.484s, 2035	981,691	111,936
IFB Ser. 06-127, Class SG, IO, 6.474s, 2036	6,368,783	675,067
IFB Ser. 06-43, Class JS, IO, 6.454s, 2036	1,869,543	251,940
IFB Ser. 06-31, Class SX, IO, 6.454s, 2036	372,003	55,149
IFB Ser. 06-32, Class SI, IO, 6.454s, 2036	4,032,044	471,088
IFB Ser. 06-33, Class JS, IO, 6.454s, 2036	233,450	28,537
IFB Ser. 06-36, Class SP, IO, 6.454s, 2036	160,634	18,228
IFB Ser. 06-16, Class SM, IO, 6.454s, 2036	139,128	21,003
IFB Ser. 06-8, Class HL, IO, 6.454s, 2036	1,344,406	206,178
IFB Ser. 05-95, Class CI, IO, 6.454s, 2035	296,286	40,902
IFB Ser. 05-84, Class SG, IO, 6.454s, 2035	466,347	61,707
IFB Ser. 05-57, Class NI, IO, 6.454s, 2035	84,645	11,292
IFB Ser. 06-3, Class SB, IO, 6.454s, 2035	882,817	122,685
IFB Ser. 05-29, Class SX, IO, 6.454s, 2035	68,216	8,334
IFB Ser. 05-104, Class SI, IO, 6.454s, 2033	3,703,192	439,272
IFB Ser. 05-83, Class QI, IO, 6.444s, 2035	82,101	14,019
IFB Ser. 06-128, Class GS, IO, 6.434s, 2037	177,408	23,840
IFB Ser. 05-73, Class SD, IO, 6.434s, 2035	60,661	10,366
IFB Ser. 06-114, Class IS, IO, 6.404s, 2036	182,522	23,402
IFB Ser. 06-115, Class IE, IO, 6.394s, 2036	142,771	18,088

IFB Ser. 06-117, Class SA, IO, 6.394s, 2036	215,038	27,526
IFB Ser. 06-109, Class SG, IO, 6.384s, 2036	111,348	11,810
IFB Ser. 06-109, Class SH, IO, 6.374s, 2036	187,553	28,590
IFB Ser. 06-116, Class S, IO, 6.354s, 2036	310,938	35,815
IFB Ser. 06-104, Class IC, IO, 6.354s, 2036	916,037	123,683
IFB Ser. 06-103, Class SB, IO, 6.354s, 2036	229,139	27,582
IFB Ser. 06-43, Class SI, IO, 6.354s, 2036	96,886	11,516
IFB Ser. 06-8, Class JH, IO, 6.354s, 2036	668,052	85,818
IFB Ser. 09-12, Class CI, IO, 6.354s, 2036	299,964	40,900
IFB Ser. 05-122, Class SG, IO, 6.354s, 2035	142,398	18,066
IFB Ser. 05-122, Class SW, IO, 6.354s, 2035	190,743	23,171
IFB Ser. 06-101, Class SA, IO, 6.334s, 2036	634,146	73,149
IFB Ser. 06-92, Class LI, IO, 6.334s, 2036	212,141	27,948
IFB Ser. 06-96, Class ES, IO, 6.334s, 2036	92,391	10,985
IFB Ser. 06-17, Class SI, IO, 6.334s, 2036	263,131	30,631
IFB Ser. 06-60, Class YI, IO, 6.324s, 2036	438,883	64,722
IFB Ser. 06-95, Class SH, IO, 6.304s, 2036	359,148	40,284
IFB Ser. 06-42, Class CI, IO, 6.304s, 2036	5,544,234	593,732
IFB Ser. 07-92, Class KS, IO, 6.254s, 2037	1,690,226	181,065
IFB Ser. 09-12, Class AI, IO, 6.254s, 2037	715,374	87,397
IFB Ser. 07-15, Class NI, IO, 6.254s, 2022	242,996	25,698
IFB Ser. 07-109, Class XI, IO, 6.204s, 2037	167,698	26,545
IFB Ser. 07-30, Class LI, IO, 6.194s, 2037	240,466	27,767
IFB Ser. 07-30, Class OI, IO, 6.194s, 2037	584,640	71,367
IFB Ser. 07-89, Class SA, IO, 6.184s, 2037	376,822	42,468
IFB Ser. 07-54, Class IA, IO, 6.164s, 2037	206,926	26,155
IFB Ser. 07-54, Class IB, IO, 6.164s, 2037	206,926	26,155
IFB Ser. 07-54, Class IC, IO, 6.164s, 2037	206,926	26,155
IFB Ser. 07-54, Class ID, IO, 6.164s, 2037	206,926	26,155
IFB Ser. 07-54, Class IE, IO, 6.164s, 2037	206,926	26,155
IFB Ser. 07-54, Class IF, IO, 6.164s, 2037	308,107	35,389
IFB Ser. 07-54, Class UI, IO, 6.164s, 2037	257,306	33,692
IFB Ser. 07-15, Class CI, IO, 6.134s, 2037	654,760	75,291
IFB Ser. 06-124, Class SC, IO, 6.134s, 2037	199,981	21,752
IFB Ser. 06-115, Class JI, IO, 6.134s, 2036	467,090	54,276
IFB Ser. 06-123, Class LI, IO, 6.074s, 2037	317,541	35,406
IFB Ser. 07-81, Class IS, IO, 6.054s, 2037	269,031	29,402
IFB Ser. 08-11, Class SC, IO, 6.034s, 2038	86,515	10,081
IFB Ser. 07-39, Class AI, IO, 5.874s, 2037	359,941	36,973
IFB Ser. 07-32, Class SD, IO, 5.864s, 2037	244,568	26,931
IFB Ser. 07-30, Class UI, IO, 5.854s, 2037	202,879	21,813
IFB Ser. 07-32, Class SC, IO, 5.854s, 2037	326,839	39,015
IFB Ser. 07-1, Class CI, IO, 5.854s, 2037	228,403	28,043
IFB Ser. 05-74, Class NI, IO, 5.834s, 2035	1,307,884	190,105
IFB Ser. 09-12, Class DI, IO, 5.784s, 2037	407,909	45,494
IFB Ser. 04-46, Class PJ, IO, 5.754s, 2034	564,381	64,661
Ser. 06-W2, Class 1AS, IO, 5.707s, 2036	515,674	52,857
IFB Ser. 07-75, Class ID, IO, 5.624s, 2037	205,029	23,793
Ser. 383, Class 18, IO, 5 1/2s, 2038	97,890	13,879
Ser. 383, Class 19, IO, 5 1/2s, 2038	89,006	12,634
Ser. 383, Class 6, IO, 5 1/2s, 2037	75,747	11,326
Ser. 383, Class 7, IO, 5 1/2s, 2037	74,471	10,392
Ser. 383, Class 20, IO, 5 1/2s, 2037	74,167	11,067
Ser. 363, Class 2, IO, 5 1/2s, 2035	7,301,508	1,343,934
Ser. 356, Class 14, IO, 5 1/2s, 2035	808,506	118,812
Ser. 348, Class 7, IO, 5 1/2s, 2033	770,774	128,852
Ser. 334, Class 5, IO, 5 1/2s, 2033	757,447	117,304
IFB Ser. 09-3, Class SE, IO, 5.254s, 2037	256,286	22,956
Ser. 385, Class 3, IO, 5s, 2038	112,478	16,018
Ser. 359, Class 7, IO, 5s, 2036	1,495,811	234,819
Ser. 353, Class 2, IO, 5s, 2034	2,194,991	421,219
Ser. 339, Class 1, IO, 5s, 2033	1,735,032	222,391
Ser. 337, Class 2, IO, 5s, 2033	1,690,135	313,203
Ser. 03-W12, Class 1IO2, IO, 1.983s, 2043	800,519	42,528
Ser. 03-T2, Class 2, IO, 0.808s, 2042	3,494,575	68,875
Ser. 03-W6, Class 51, IO, 0.67s, 2042	1,059,542	20,257
Ser. 03-W10, Class 3A, IO, 0.601s, 2043	6,646,034	106,957
Ser. 03-W10, Class 1A, IO, 0.515s, 2043	5,635,340	77,703
FRB Ser. 07-95, Class A1, 0.496s, 2036	1,047,731	1,032,885
FRB Ser. 07-95, Class A2, 0.496s, 2036	7,512,000	7,076,905
FRB Ser. 07-95, Class A3, 0.496s, 2036	2,308,000	1,995,451
FRB Ser. 07-101, Class A2, 0.496s, 2036	1,413,637	1,372,401
Ser. 06-37, Class ON, PO, zero %, 2036	64,239	58,535
Ser. 06-59, Class QC, PO, zero %, 2033	38,686	37,180
Ser. 04-61, Class JO, PO, zero %, 2032	42,897	38,259
Ser. 326, Class 1, PO, zero %, 2032	70,621	62,087
Ser. 318, Class 1, PO, zero %, 2032	26,626	23,601
Ser. 04-61, Class CO, PO, zero %, 2031	247,911	244,067
Ser. 314, Class 1, PO, zero %, 2031	127,335	114,231
FRB Ser. 06-115, Class SN, zero %, 2036	117,111	113,667
FRB Ser. 05-79, Class FE, zero %, 2035	17,676	16,091
FRB Ser. 06-54, Class CF, zero %, 2035	19,676	19,280
FRB Ser. 05-45, Class FG, zero %, 2035	66,967	60,379
FRB Ser. 05-77, Class HF, zero %, 2034	13,129	12,970
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
IFB Ser. T-56, Class 2ASI, IO, 7.854s, 2043	114,833	18,660
Ser. T-55, Class 1A2, 7s, 2043	187,612	205,845
Freddie Mac
IFB Ser. 3408, Class EK, 24.814s, 2037	82,345	106,194
IFB Ser. 2979, Class AS, 23.381s, 2034	60,391	76,152
IFB Ser. 3065, Class DC, 19.13s, 2035	178,894	224,192
IFB Ser. 3105, Class SI, IO, 18.993s, 2036	85,685	36,918
IFB Ser. 3031, Class BS, 16.117s, 2035	232,995	285,687
IFB Ser. 3489, Class SD, IO, 7.557s, 2032	182,815	24,244
IFB Ser. 3184, Class SP, IO, 7.107s, 2033	243,679	28,864
IFB Ser. 3110, Class SP, IO, 7.057s, 2035	410,282	65,165
IFB Ser. 3156, Class PS, IO, 7.007s, 2036	256,968	38,489
IFB Ser. 3149, Class LS, IO, 6.957s, 2036	585,008	98,000

IFB Ser. 3119, Class PI, IO, 6.957s, 2036	196,265	32,572
IFB Ser. 2882, Class NS, IO, 6.957s, 2034	229,119	27,297
IFB Ser. 2882, Class LS, IO, 6.957s, 2034	50,681	7,030
IFB Ser. 3200, Class SB, IO, 6.907s, 2036	314,743	38,742
IFB Ser. 3149, Class SE, IO, 6.907s, 2036	198,305	30,297
IFB Ser. 3151, Class SI, IO, 6.907s, 2036	1,884,493	287,753
IFB Ser. 3157, Class SA, IO, 6.907s, 2036	529,587	79,115
IFB Ser. 2752, Class XS, IO, 6.907s, 2030	3,036,533	243,624
IFB Ser. 3203, Class SH, IO, 6.897s, 2036	144,410	21,986
IFB Ser. 3208, Class PS, IO, 6.857s, 2036	4,702,226	670,986
IFB Ser. 2835, Class AI, IO, 6.857s, 2034	112,399	16,142
IFB Ser. 2594, Class SE, IO, 6.807s, 2030	226,184	17,944
IFB Ser. 2828, Class TI, IO, 6.807s, 2030	140,771	15,987
IFB Ser. 3410, Class SD, IO, 6.757s, 2038	1,181,371	152,515
IFB Ser. 3397, Class GS, IO, 6.757s, 2037	140,075	18,135
IFB Ser. 3287, Class SD, IO, 6.507s, 2037	224,991	30,108
IFB Ser. 3281, Class BI, IO, 6.507s, 2037	115,810	14,609
IFB Ser. 3249, Class SI, IO, 6.507s, 2036	79,491	10,672
IFB Ser. 3028, Class ES, IO, 6.507s, 2035	757,868	107,862
IFB Ser. 3042, Class SP, IO, 6.507s, 2035	171,294	23,361
IFB Ser. 3316, Class SA, IO, 6.487s, 2037	238,785	28,490
IFB Ser. 2981, Class AS, IO, 6.477s, 2035	183,815	21,413
IFB Ser. 3287, Class SE, IO, 6.457s, 2037	440,344	58,487
IFB Ser. 3136, Class NS, IO, 6.457s, 2036	264,468	34,209
IFB Ser. 3122, Class DS, IO, 6.457s, 2036	196,088	29,049
IFB Ser. 3123, Class LI, IO, 6.457s, 2036	253,535	37,118
IFB Ser. 3107, Class DC, IO, 6.457s, 2035	2,536,145	371,677
IFB Ser. 3001, Class IH, IO, 6.457s, 2035	128,598	16,507
IFB Ser. 2935, Class SX, IO, 6.457s, 2035	1,971,262	199,472
IFB Ser. 2950, Class SM, IO, 6.457s, 2016	85,413	9,094
IFB Ser. 3256, Class S, IO, 6.447s, 2036	265,526	31,204
IFB Ser. 3031, Class BI, IO, 6.447s, 2035	164,748	28,145
IFB Ser. 3244, Class SB, IO, 6.417s, 2036	160,731	18,637
IFB Ser. 3249, Class SM, IO, 6.407s, 2036	258,726	32,320
IFB Ser. 3236, Class IS, IO, 6.407s, 2036	296,130	40,903
IFB Ser. 3240, Class SM, IO, 6.407s, 2036	257,988	30,820
IFB Ser. 3147, Class SD, IO, 6.407s, 2036	574,715	66,070
IFB Ser. 3067, Class SI, IO, 6.407s, 2035	774,032	109,839
IFB Ser. 3114, Class TS, IO, 6.407s, 2030	943,769	114,007
IFB Ser. 3128, Class JI, IO, 6.387s, 2036	275,596	32,823
IFB Ser. 3240, Class S, IO, 6.377s, 2036	516,569	60,599
IFB Ser. 3065, Class DI, IO, 6.377s, 2035	122,715	16,271
IFB Ser. 3210, Class S, IO, 6.357s, 2036	93,500	9,563
IFB Ser. 3145, Class GI, IO, 6.357s, 2036	232,492	30,331
IFB Ser. 3114, Class GI, IO, 6.357s, 2036	172,441	22,975
IFB Ser. 3114, Class IP, IO, 6.357s, 2036	432,049	49,331
IFB Ser. 3510, Class IB, IO, 6.357s, 2036	287,478	42,918
IFB Ser. 3218, Class AS, IO, 6.337s, 2036	202,747	24,755
IFB Ser. 3221, Class SI, IO, 6.337s, 2036	230,448	28,488
IFB Ser. 3485, Class SI, IO, 6.307s, 2036	317,691	42,771
IFB Ser. 3153, Class QI, IO, 6.307s, 2036	855,336	125,238
IFB Ser. 3346, Class SC, IO, 6.307s, 2033	22,448,138	2,770,325
IFB Ser. 3346, Class SB, IO, 6.307s, 2033	10,222,121	1,256,810
IFB Ser. 3201, Class SG, IO, 6.257s, 2036	314,688	36,416
IFB Ser. 3203, Class SE, IO, 6.257s, 2036	269,411	29,765
IFB Ser. 3171, Class PS, IO, 6.242s, 2036	258,901	30,419
IFB Ser. 3171, Class ST, IO, 6.242s, 2036	452,619	53,183
IFB Ser. 3510, Class CI, IO, 6.237s, 2037	657,359	76,937
IFB Ser. 3152, Class SY, IO, 6.237s, 2036	265,606	34,141
IFB Ser. 3510, Class DI, IO, 6.237s, 2035	471,263	57,112
IFB Ser. 3181, Class PS, IO, 6.227s, 2036	169,388	22,598
IFB Ser. 3284, Class BI, IO, 6.207s, 2037	188,661	22,797
IFB Ser. 3284, Class LI, IO, 6.197s, 2037	284,046	32,353
IFB Ser. 3281, Class AI, IO, 6.187s, 2037	335,621	39,553
IFB Ser. 3261, Class SA, IO, 6.187s, 2037	501,808	57,969
IFB Ser. 3012, Class UI, IO, 6.177s, 2035	278,653	33,091
IFB Ser. 3311, Class IA, IO, 6.167s, 2037	285,985	33,226
IFB Ser. 3311, Class IB, IO, 6.167s, 2037	285,985	33,226
IFB Ser. 3311, Class IC, IO, 6.167s, 2037	285,985	33,226
IFB Ser. 3311, Class ID, IO, 6.167s, 2037	285,985	33,226
IFB Ser. 3311, Class IE, IO, 6.167s, 2037	407,153	47,303
IFB Ser. 3510, Class AS, IO, 6.167s, 2037	376,385	46,077
IFB Ser. 3265, Class SC, IO, 6.167s, 2037	226,123	25,016
IFB Ser. 3240, Class GS, IO, 6.137s, 2036	324,900	36,239
IFB Ser. 3257, Class SI, IO, 6.077s, 2036	148,162	17,438
IFB Ser. 3225, Class EY, IO, 6.047s, 2036	1,036,329	103,591
IFB Ser. 3225, Class JY, IO, 6.047s, 2036	644,142	69,722
IFB Ser. 3502, Class DS, IO, 5.907s, 2039	192,971	14,384
IFB Ser. 3339, Class TI, IO, 5.897s, 2037	307,947	32,710
IFB Ser. 3284, Class CI, IO, 5.877s, 2037	500,315	53,304
IFB Ser. 3012, Class IG, IO, 5.837s, 2035	1,115,394	162,329
IFB Ser. 3309, Class SG, IO, 5.827s, 2037	362,568	37,743
IFB Ser. 2965, Class SA, IO, 5.807s, 2032	193,616	19,851
IFB Ser. 3510, Class BI, IO, 5.787s, 2037	491,054	53,289
IFB Ser. 3397, Class SQ, IO, 5.727s, 2037	92,899	9,280
IFB Ser. 248, IO, 5 1/2s, 2037	461,851	73,824
FRB Ser. 3291, Class DF, 1.343s, 2037	626,104	609,261
Ser. 3327, Class IF, IO, zero %, 2037	100,423	1,056
Ser. 246, PO, zero %, 2037	75,460	68,221
Ser. 3439, Class AO, PO, zero %, 2037	62,272	53,200
Ser. 3300, PO, zero %, 2037	69,547	59,147
Ser. 3226, Class YO, PO, zero %, 2036	27,604	27,517
Ser. 3008, PO, zero %, 2034	50,338	47,650
Ser. 2684, Class TO, PO, zero %, 2033	101,000	69,859
Ser. 2663, Class CO, PO, zero %, 2033	39,497	34,639
Ser. 2587, Class CO, PO, zero %, 2032	61,089	58,671
Ser. 201, PO, zero %, 2029	78,261	67,942
FRB Ser. 3349, Class DO, zero %, 2037	67,668	66,750
FRB Ser. 3326, Class YF, zero %, 2037	34,025	33,606

FRB Ser. 3231, Class X, zero %, 2036	34,577	34,228
FRB Ser. 3047, Class BD, zero %, 2035	48,453	45,305
FRB Ser. 3326, Class WF, zero %, 2035	136,589	130,641
FRB Ser. 3030, Class CF, zero %, 2035	65,323	57,861
FRB Ser. 3251, Class TP, zero %, 2035	52,951	48,426
FRB Ser. 2963, Class TW, zero %, 2035	25,202	24,031
FRB Ser. 3006, Class TE, zero %, 2034	20,215	20,059
Government National Mortgage Association
IFB Ser. 07-44, Class SP, 35.133s, 2036	350,324	462,365
IFB Ser. 07-16, Class PS, 22.413s, 2037	271,495	337,340
IFB Ser. 07-19, Class AS, 22.361s, 2033	327,801	382,265
IFB Ser. 08-47, Class S, IO, 7.459s, 2038	247,343	31,660
IFB Ser. 04-59, Class SC, IO, 6.959s, 2034	128,248	18,369
IFB Ser. 04-26, Class IS, IO, 6.959s, 2034	46,595	3,874
IFB Ser. 05-68, Class SN, IO, 6.958s, 2034	86,785	9,602
IFB Ser. 04-47, Class SY, IO, 6.819s, 2034	86,071	10,239
IFB Ser. 06-16, Class GS, IO, 6.744s, 2036	52,108	5,837
IFB Ser. 04-5, Class PS, IO, 6.704s, 2033	221,000	35,669
IFB Ser. 07-36, Class SW, IO, 6.654s, 2035	1,104,406	61,320
IFB Ser. 04-70, Class SP, IO, 6.654s, 2034	48,825	6,469
IFB Ser. 07-22, Class S, IO, 6.554s, 2037	185,079	21,343
IFB Ser. 07-14, Class SB, IO, 6.554s, 2037	2,018,677	202,009
IFB Ser. 07-8, Class SH, IO, 6.554s, 2037	301,045	38,684
IFB Ser. 07-6, Class SB, IO, 6.554s, 2037	3,358,132	333,812
IFB Ser. 05-84, Class AS, IO, 6.554s, 2035	79,479	9,420
IFB Ser. 05-18, Class S, IO, 6.554s, 2035	79,742	10,484
IFB Ser. 07-35, Class PY, IO, 6.509s, 2037	6,674,990	899,622
IFB Ser. 05-3, Class SC, IO, 6.509s, 2035	1,064,190	136,100
IFB Ser. 07-51, Class SJ, IO, 6.504s, 2037	221,533	22,791
IFB Ser. 04-104, Class IS, IO, 6.504s, 2034	72,711	8,482
IFB Ser. 07-53, Class SY, IO, 6.489s, 2037	195,928	20,206
IFB Ser. 07-58, Class PS, IO, 6.454s, 2037	295,414	26,840
IFB Ser. 04-88, Class S, IO, 6.454s, 2032	45,566	2,864
IFB Ser. 07-37, Class SU, IO, 6.449s, 2037	98,123	12,773
IFB Ser. 07-40, Class SG, IO, 6.434s, 2037	1,892,020	173,763
IFB Ser. 07-40, Class SN, IO, 6.434s, 2037	1,621,803	148,946
IFB Ser. 07-37, Class YS, IO, 6.429s, 2037	85,519	9,842
IFB Ser. 07-59, Class PS, IO, 6.424s, 2037	164,495	13,446
IFB Ser. 07-59, Class SP, IO, 6.424s, 2037	279,354	23,265
IFB Ser. 07-68, Class PI, IO, 6.404s, 2037	81,441	7,758
IFB Ser. 07-16, Class KU, IO, 6.404s, 2037	1,611,256	193,592
IFB Ser. 06-29, Class SN, IO, 6.404s, 2036	52,878	5,303
IFB Ser. 06-38, Class SG, IO, 6.404s, 2033	2,775,848	211,381
IFB Ser. 06-36, Class SN, IO, 6.364s, 2036	286,227	26,559
IFB Ser. 09-61, Class YS, IO, 6.359s, 2039 (F)	14,062,800	1,841,639
IFB Ser. 08-6, Class TI, IO, 6.359s, 2032	149,047	10,576
IFB Ser. 03-110, Class SP, IO, 6.359s, 2030	165,011	14,694
IFB Ser. 04-22, Class SE, IO, 6.354s, 2034	205,173	20,107
IFB Ser. 07-17, Class AI, IO, 6.309s, 2037	677,548	95,887
IFB Ser. 08-2, Class SM, IO, 6.259s, 2038	179,834	18,112
IFB Ser. 07-9, Class AI, IO, 6.259s, 2037	244,111	25,580
IFB Ser. 06-26, Class S, IO, 6.254s, 2036	378,182	38,752
IFB Ser. 06-49, Class SA, IO, 6.214s, 2036	1,312,462	111,533
IFB Ser. 09-35, Class SP, IO, 6.159s, 2037	837,458	96,902
IFB Ser. 05-71, Class SA, IO, 6.119s, 2035	64,919	7,616
IFB Ser. 05-65, Class SI, IO, 6.104s, 2035	1,154,758	120,614
IFB Ser. 06-16, Class SX, IO, 6.044s, 2036	127,731	12,467
IFB Ser. 08-47, IO, 6.009s, 2037	1,346,171	156,913
IFB Ser. 07-17, Class IC, IO, 6.009s, 2037	142,562	17,056
IFB Ser. 07-17, Class IB, IO, 6.004s, 2037	126,105	16,775
IFB Ser. 06-10, Class SM, IO, 6.004s, 2036	819,607	79,281
IFB Ser. 06-14, Class S, IO, 6.004s, 2036	225,188	21,478
IFB Ser. 06-11, Class ST, IO, 5.994s, 2036	136,963	12,890
IFB Ser. 07-25, Class KS, IO, 5.959s, 2037	84,171	7,751
IFB Ser. 07-21, Class S, IO, 5.959s, 2037	334,216	30,726
IFB Ser. 07-30, Class SH, IO, 5.954s, 2037	3,732,206	323,209
IFB Ser. 07-23, Class ST, IO, 5.954s, 2037	1,136,562	95,755
IFB Ser. 07-7, Class JI, IO, 5.954s, 2037	413,218	43,169
IFB Ser. 05-39, Class AS, IO, 5.954s, 2035	2,312,188	262,734
IFB Ser. 07-31, Class AI, IO, 5.939s, 2037	208,141	27,608
IFB Ser. 05-17, Class S, IO, 5.934s, 2035	71,874	8,064
IFB Ser. 08-57, Class BI, IO, 5.924s, 2038	986,699	82,182
IFB Ser. 07-62, Class S, IO, 5.909s, 2037	79,312	7,455
IFB Ser. 07-43, Class SC, IO, 5.859s, 2037	199,775	19,753
IFB Ser. 06-16, Class SJ, IO, 5.854s, 2036	123,497	11,126
IFB Ser. 05-27, Class SP, IO, 5.854s, 2035	114,920	12,161
IFB Ser. 05-3, Class SN, IO, 5.854s, 2035	181,504	19,281
IFB Ser. 04-87, Class SD, IO, 5.854s, 2034	113,048	12,603
IFB Ser. 04-83, Class CS, IO, 5.834s, 2034	172,093	18,662
IFB Ser. 07-28, Class SB, IO, 5.804s, 2037	129,172	13,650
IFB Ser. 04-89, Class HS, IO, 5.754s, 2034	467,895	49,087
IFB Ser. 04-41, Class SG, IO, 5.754s, 2034	159,293	8,578
Ser. 08-30, PO, zero %, 2038	25,662	25,570
Ser. 06-36, Class OD, PO, zero %, 2036	29,553	24,826
Ser. 07-18, PO, zero %, 2035	58,345	52,496
Ser. 07-18, Class CO, PO, zero %, 2035	81,351	73,737
FRB Ser. 07-49, Class UF, zero %, 2037	15,297	15,254
FRB Ser. 07-35, Class UF, zero %, 2037	43,727	42,301
GS Mortgage Securities Corp. II Ser. 06-GG6, Class A2,
5.506s, 2038	156,000	157,078
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	66,203	55,348
Ser. 05-RP3, Class 1A3, 8s, 2035	226,645	183,652
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	177,831	142,252
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP1, Class 1AS, IO, 5.946s, 2035	608,534	66,178
Ser. 05-RP2, Class 1AS, IO, 5.714s, 2035	2,376,184	243,559
Ser. 06-RP2, Class 1AS1, IO, 5.69s, 2036	3,191,434	327,122
GSR Mortgage Loan Trust Ser. 05-AR2, Class 2A1,

4.815s, 2035	144,407	111,193
JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-LD12, Class AM, 6.26s, 2051	19,000	13,062
FRB Ser. 07-LD12, Class A3, 6.188s, 2051	129,000	120,403
Key Commercial Mortgage
Ser. 07-SL1, Class A2, 5.742s, 2040	712,000	391,600
Ser. 07-SL1, Class A1, 5.479s, 2040	388,251	310,601
LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A2, 5.845s, 2012	40,000	39,993
Ser. 04-C7, Class A6, 4.786s, 2029	163,000	152,886
Morgan Stanley Capital I
FRB Ser. 08-T29, Class A3, 6.458s, 2043	89,000	86,627
Ser. 05-HQ6, Class A4A, 4.989s, 2042	233,000	223,237
Ser. 04-HQ4, Class A7, 4.97s, 2040	193,000	188,739
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 3.991s, 2035	342,651	198,738
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037	700,375	434,232
FRB Ser. 05-18, Class 6A1, 5.23s, 2035	203,933	161,107
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 6.004s, 2037	4,064,292	436,911
Ser. 07-4, Class 1A4, IO, 1s, 2037	4,275,315	127,319
Structured Asset Securities Corp. 144A Ser. 07-RF1,
Class 1A, IO, 5.371s, 2037	782,508	75,316
Terwin Mortgage Trust 144A FRB Ser. 06-9HGA, Class A1,
0.326s, 2037	57,953	53,709
Wachovia Bank Commercial Mortgage Trust
Ser. 07-C30, Class A3, 5.246s, 2043	99,000	94,808
Ser. 04-C15, Class A4, 4.803s, 2041	288,000	277,925
WAMU Commercial Mortgage Securities Trust 144A Ser.
07-SL2, Class A1, 5.425s, 2049	1,207,741	845,418

Total Mortgage-backed securities (cost $46,308,037)		$53,241,855

ASSET-BACKED SECURITIES (0.2%)(a)
	Principal amount	Value

GSAMP Trust FRB Ser. 06-HE5, Class A2C, 0.396s, 2036	25,000	$6,867
Lehman XS Trust FRB Ser. 07-6, Class 2A1, 0.456s, 2037	48,046	17,815
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-RZ2, Class A2, 0.416s, 2036	394,959	249,681
FRB Ser. 07-RZ1, Class A2, 0.406s, 2037	25,000	13,469
Soundview Home Equity Loan Trust FRB Ser. 06-3,
Class A3, 0.406s, 2036	25,000	13,351

Total asset-backed securities (cost $514,192)		$301,183

PURCHASED OPTIONS OUTSTANDING (2.3%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	$7,253,000	$73
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	7,253,000	1,149,093
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	7,253,000	1,149,093
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.355%
versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	7,253,000	73
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.235% versus the three month USD-LIBOR-BBA maturing
June 11, 2020.	Jun-10/4.235	10,145,000	650,407
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.23% versus the three month USD-LIBOR-BBA maturing
June 9, 2020.	Jun-10/4.23	10,145,000	646,866

Total purchased options outstanding (cost $1,731,867)			$3,595,605

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (25.6%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (11.2%)
Government National Mortgage Association Pass-Through
Certificates
6 1/2s, with due dates from April 15, 2028 to
October 20, 2037	$2,091,444	$2,234,029
6s, April 15, 2028	94,343	100,850
4 1/2s, TBA, October 1, 2039	15,000,000	15,222,657
		17,557,536

U.S. Government Agency Mortgage Obligations (14.4%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
7 1/2s, with due dates from September 1, 2030 to
July 1, 2031	160,530	176,399
7 1/2s, October 1, 2014	16,528	17,704
7s, with due dates from November 1, 2026 to May 1, 2032	1,320,774	1,446,483

6s, with due dates from May 1, 2021 to August 1, 2021	198,969	213,286
5 1/2s, December 1, 2033	401,361	424,220
5 1/2s, October 1, 2018	259,260	277,935
5s, with due dates from May 1, 2018 to November 1, 2018	3,427,942	3,649,821
Federal National Mortgage Association Pass-Through
Certificates
7 1/2s, with due dates from October 1, 2029 to
November 1, 2030	127,179	140,027
7s, with due dates from December 1, 2028 to
December 1, 2035	2,858,118	3,135,818
6 1/2s, September 1, 2036	361,656	387,905
6 1/2s, TBA, October 1, 2039	4,000,000	4,273,750
6s, July 1, 2021	1,135,796	1,217,165
5 1/2s, with due dates from July 1, 2037 to
October 1, 2037	858,874	900,576
5 1/2s, with due dates from June 1, 2014 to
January 1, 2021	2,135,729	2,286,711
5s, February 1, 2039	520,080	538,039
4 1/2s, April 1, 2039	288,696	292,846
4 1/2s, TBA, November 1, 2039	1,000,000	1,009,414
4 1/2s, TBA, October 1, 2039	2,000,000	2,025,625
		22,413,724

Total U.S. government and agency mortgage obligations (cost $39,030,805)		$39,971,260

U.S. GOVERNMENT AGENCY OBLIGATIONS (8.0%)(a)
	Principal amount	Value

Fannie Mae 4 1/4s, August 15, 2010	$1,700,000	$1,755,691
Federal Farm Credit Bank 5 3/4s, January 18, 2011	10,000,000	10,674,885

Total U.S. government agency obligations (cost $11,559,709)		$12,430,576

U.S. TREASURY OBLIGATIONS (11.6%)(a)
	Principal amount	Value

U.S. Treasury Bonds
8s, November 15, 2021	$4,260,000	$6,032,892
6 1/4s, May 15, 2030	6,505,000	8,517,992
U.S. Treasury Notes 1 3/8s, September 15, 2012	3,643,000	3,636,881

Total U.S. treasury obligations (cost $15,945,848)		$18,187,765

SHORT-TERM INVESTMENTS (43.6%)(a)
	Principal amount/shares	Value

Putnam Money Market Liquidity Fund	23,115,726	$23,115,726
Interest in $175,000,000 joint triparty repurchase
agreement dated September 30, 2009 with Deutsche Bank
Securities, Inc. due October 1, 2009 -- maturity value
of $5,058,011 for an effective yield of 0.08%
(collateralized by various mortgage backed securities
with a coupon rate of 7.0% and due dates from
May 1, 2037 to February 1, 2038 valued at $178,500,001)	$5,058,000	5,058,000
Federal Home Loan Bank, for an effective yield
of 0.21%, October 23, 2009 (SEGSF)	4,000,000	3,999,487
Federal Home Loan Bank, for an effective yield
of 0.20%, October 22, 2009	5,000,000	4,999,417
Federal Home Loan Mortgage Corporation, for
an effective yield of 0.20%, October 26, 2009 (SEGSF)	3,000,000	2,999,583
Federal National Mortgage Association, for
an effective yield of 0.21%, October 13, 2009 (SEGSF)	15,000,000	14,998,950
SSgA Prime Money Market Fund (i)	20,000	20,000
Straight-A Funding, LLC, for an effective yield
of 0.23%, December 14, 2009	4,000,000	3,998,108
Straight-A Funding, LLC, for an effective yield
of 0.23%, December 8, 2009	2,000,000	1,999,132
U.S. Treasury Bills, for effective yields ranging from
0.36% to 0.44%, December 17, 2009 (SEG) (SEGSF)	6,960,000	6,949,623
U.S. Treasury Bills, for an effective yield of 0.38%,
November 19, 2009 (SEG)	5,000	4,997

Total short-term investments (cost $68,147,365)		$68,143,023

TOTAL INVESTMENTS

Total investments (cost $183,237,823) (b)		$195,871,267

FUTURES CONTRACTS OUTSTANDING at 9/30/09 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Bond 20 yr (Long)	307	$37,262,125	Dec-09	$642,953
U.S. Treasury Note 2 yr (Short)	19	4,122,406	Dec-09	(25,927)
U.S. Treasury Note 5 yr (Long)	24	2,786,250	Dec-09	18,489
U.S. Treasury Note 10 yr (Long)	108	12,779,438	Dec-09	209,244

Total				$844,759

WRITTEN OPTIONS OUTSTANDING at 9/30/09 (premiums received $10,631,958) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	$4,542,000	Aug-11/4.475	$339,515
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	4,542,000	Aug-11/4.475	224,556
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	5,018,000	Aug-11/4.55	394,565
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	5,018,000	Aug-11/4.55	236,850
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing
August 16, 2021.	4,214,000	Aug-11/4.4765	380,103
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing
August 16, 2021.	4,214,000	Aug-11/4.4765	174,839
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	3,603,000	Aug-11/4.7	312,416
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	3,603,000	Aug-11/4.7	153,992
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing August 17, 2021.	10,036,000	Aug-11/4.49	758,019
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	10,036,000	Aug-11/4.49	490,760
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	6,062,000	Jul-11/4.52	468,290
Option on an interest rate swap with Citibank, N.A. for the obligation to receive
a fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	6,062,000	Jul-11/4.52	283,217
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	3,031,000	Jul-11/4.5475	238,509
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	3,031,000	Jul-11/4.5475	139,305
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	6,464,000	Jul-11/4.525	497,675
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	9,696,000	Jul-11/4.745	861,882
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	9,696,000	Jul-11/4.745	395,405
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	6,464,000	Jul-11/4.46	475,955
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	6,464,000	Jul-11/4.46	312,538
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	6,464,000	Jul-11/4.525	300,519
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.235% versus the three month USD-LIBOR-BBA maturing
June 11, 2020.	10,145,000	Jun-10/5.235	87,653
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.32% versus the three month USD-LIBOR-BBA maturing
January 09, 2022.	28,847,000	Jan-12/5.32	3,445,940
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.23% versus the three month USD-LIBOR-BBA maturing
June 9, 2020.	10,145,000	Jun-10/5.23	86,943
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.32% versus the three month USD-LIBOR-BBA maturing
January 9, 2022.	28,847,000	Jan-12/5.32	995,688

Total			$12,055,134

TBA SALE COMMITMENTS OUTSTANDING at 9/30/09 (proceeds receivable $1,011,641) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value

FNMA, 4 1/2s, October 1, 2039	$1,000,000	10/14/09	$1,012,813

Total			$1,012,813

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/09 (Unaudited)

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$5,012,000	$--	5/23/10	3 month USD-LIBOR-BBA	3.155%	$140,814

3,500,000	--	7/18/13	4.14688%	3 month USD-LIBOR-BBA	(268,570)

29,317,000	--	9/10/10	3 month USD-LIBOR-BBA	3.22969%	780,063

5,404,000	--	9/18/38	4.36125%	3 month USD-LIBOR-BBA	(422,752)

86,405,000	--	9/18/10	3 month USD-LIBOR-BBA	2.86667%	1,978,656

31,015,000	96,812	10/1/18	3 month USD-LIBOR-BBA	4.30%	3,017,328

33,914,000	(30,830)	10/20/10	3.00%	3 month USD-LIBOR-BBA	(1,284,715)

18,232,000	555,164	7/15/19	5.89%	3 month USD-LIBOR-BBA	(3,440,393)

20,931,000	--	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(2,083,363)

6,287,000	--	7/22/10	3 month USD-LIBOR-BBA	3.5375%	190,020

6,734,000	--	9/16/38	4.66%	3 month USD-LIBOR-BBA	(882,078)

795,000	--	5/8/28	4.95%	3 month USD-LIBOR-BBA	(133,959)

Barclays Bank PLC
6,164,000	--	12/9/20	3 month USD-LIBOR-BBA	2.91875%	(314,229)

2,000,000	--	5/28/19	3 month USD-LIBOR-BBA	3.632%	58,856

Citibank, N.A.
2,096,000	--	7/17/19	3.8675%	3 month USD-LIBOR-BBA	(90,663)

7,770,000	--	7/28/19	3.895%	3 month USD-LIBOR-BBA	(345,455)

6,400,000	--	8/6/19	3.8425%	3 month USD-LIBOR-BBA	(249,590)

5,500,000	--	8/12/14	3 month USD-LIBOR-BBA	3.1925%	167,795

56,500,000	--	8/14/11	1.61125%	3 month USD-LIBOR-BBA	(494,600)

18,600,000	--	8/14/14	3 month USD-LIBOR-BBA	3.10%	482,254

26,085,000	--	9/17/13	3 month USD-LIBOR-BBA	3.4975%	1,209,719

5,224,000	--	9/18/38	4.45155%	3 month USD-LIBOR-BBA	(491,642)

42,050,000	--	9/18/10	3 month USD-LIBOR-BBA	2.92486%	987,368

32,175,000	--	2/24/16	2.77%	3 month USD-LIBOR-BBA	342,102

14,547,000	--	8/17/19	3.8475%	3 month USD-LIBOR-BBA	(556,750)

10,033,000	--	8/18/39	3 month USD-LIBOR-BBA	4.24%	603,281

25,156,000	(59,883)	8/27/14	3 month USD-LIBOR-BBA	2.97%	408,913

2,037,000	--	8/27/19	3 month USD-LIBOR-BBA	3.6875%	47,876

25,896,800	--	9/22/11	1.3675%	3 month USD-LIBOR-BBA	(51,264)

3,192,000	--	9/30/19	3 month USD-LIBOR-BBA	3.425%	(8,116)

19,033,000	--	3/27/14	3 month USD-LIBOR-BBA	2.335%	(126,741)

31,388,000	--	3/30/11	3 month USD-LIBOR-BBA	1.535%	274,795

5,993,000	--	5/11/39	3.8425%	3 month USD-LIBOR-BBA	4,257

Credit Suisse International
17,281,000	--	9/18/10	3 month USD-LIBOR-BBA	2.91916%	404,872

5,024,000	--	9/23/10	3 month USD-LIBOR-BBA	3.32%	136,720

15,419,000	--	10/9/10	3 month USD-LIBOR-BBA	2.81%	531,977

11,845,000	8,310	10/31/13	3.80%	3 month USD-LIBOR-BBA	(839,310)

11,550,000	--	8/5/19	3 month USD-LIBOR-BBA	3.903%	512,291

3,709,000	--	8/25/19	3.8475%	3 month USD-LIBOR-BBA	(139,100)

5,614,000	--	8/28/19	3 month USD-LIBOR-BBA	3.6825%	129,596

3,780,000	(40,402)	12/10/38	2.69%	3 month USD-LIBOR-BBA	751,364

11,280,000	120,566	12/10/38	3 month USD-LIBOR-BBA	2.69%	(2,242,165)

8,619,000	--	6/30/38	2.71%	3 month USD-LIBOR-BBA	1,766,960

32,765,000	--	1/22/14	2.03719%	3 month USD-LIBOR-BBA	453,512

15,572,000	--	2/5/14	2.475%	3 month USD-LIBOR-BBA	(58,907)

5,065,000	--	2/5/29	3 month USD-LIBOR-BBA	3.35%	(336,448)

10,902,000	--	9/24/24	3.975%	3 month USD-LIBOR-BBA	(278,954)

2,930,000	--	4/28/39	3.50375%	3 month USD-LIBOR-BBA	178,745

2,000,000	--	5/28/19	3 month USD-LIBOR-BBA	3.592%	51,863

2,000,000	--	5/28/19	3 month USD-LIBOR-BBA	3.632%	58,856

2,000,000	--	6/23/19	3 month USD-LIBOR-BBA	4.054%	126,923

Deutsche Bank AG
14,453,000	--	4/21/14	2.51%	3 month USD-LIBOR-BBA	(140,455)

6,819,000	--	4/30/19	3.145%	3 month USD-LIBOR-BBA	70,700

85,204,000	--	5/12/11	1.43%	3 month USD-LIBOR-BBA	(942,717)

2,000,000	--	5/28/19	3 month USD-LIBOR-BBA	3.592%	51,863

1,000,000	--	6/9/19	3 month USD-LIBOR-BBA	4.195%	77,262

6,063,000	--	7/27/19	3.755%	3 month USD-LIBOR-BBA	(196,453)

2,720,000	--	7/28/19	3.895%	3 month USD-LIBOR-BBA	(120,931)

5,300,000	--	8/11/19	4.18%	3 month USD-LIBOR-BBA	(358,768)

2,000,000	--	8/12/19	3 month USD-LIBOR-BBA	4.147%	129,475

20,612,000	--	9/24/10	3 month USD-LIBOR-BBA	3.395%	575,994

22,531,000	19,296	11/21/10	2.25%	3 month USD-LIBOR-BBA	(543,711)

54,933,000	--	11/25/13	3 month USD-LIBOR-BBA	2.95409%	1,780,555

3,006,000	--	12/16/28	3 month USD-LIBOR-BBA	2.845%	(396,356)

3,916,000	--	12/30/13	2.15633%	3 month USD-LIBOR-BBA	20,117

4,204,000	--	1/9/14	3 month USD-LIBOR-BBA	2.165%	(30,070)

10,125,000	--	1/22/29	3 month USD-LIBOR-BBA	2.8875%	(1,319,607)

6,553,000	--	1/22/14	2.055%	3 month USD-LIBOR-BBA	85,695

6,797,000	--	1/28/29	3 month USD-LIBOR-BBA	3.1785%	(611,076)

5,444,000	--	8/26/19	3 month USD-LIBOR-BBA	3.73%	148,346

55,199,000	--	2/3/14	2.44%	3 month USD-LIBOR-BBA	(134,648)

24,105,000	--	2/3/24	3 month USD-LIBOR-BBA	3.27%	(1,178,818)

15,989,000	--	2/5/29	3 month USD-LIBOR-BBA	3.324%	(1,120,613)

44,799,000	--	2/5/14	2.44661%	3 month USD-LIBOR-BBA	(114,627)

7,974,000	--	2/6/14	2.5529%	3 month USD-LIBOR-BBA	(56,202)

4,347,000	--	2/6/29	3 month USD-LIBOR-BBA	3.42575%	(242,860)

14,000,000	--	2/6/14	2.5675%	3 month USD-LIBOR-BBA	(107,527)

14,000,000	--	2/9/14	2.525%	3 month USD-LIBOR-BBA	(76,668)

13,000,000	--	2/10/14	2.55%	3 month USD-LIBOR-BBA	(85,172)

1,000,000	--	3/10/16	3 month USD-LIBOR-BBA	2.845%	(7,427)

189,000,000	--	3/16/11	1.6725%	3 month USD-LIBOR-BBA	(2,159,128)

90,000,000		--	3/16/16	3 month USD-LIBOR-BBA	2.85%	(697,088)

23,000,000		--	3/16/29	3.29%	3 month USD-LIBOR-BBA	1,797,498

55,609,000		--	3/20/11	3 month USD-LIBOR-BBA	1.43%	421,858

29,400,000		--	3/23/11	3 month USD-LIBOR-BBA	1.45%	229,259

1,000,000		--	3/24/14	2.297%	3 month USD-LIBOR-BBA	7,949

55,000,000		--	3/30/14	2.36%	3 month USD-LIBOR-BBA	325,176

25,000,000		--	3/30/21	3 month USD-LIBOR-BBA	3.125%	(1,080,276)

5,179,400		--	9/22/19	3.6875%	3 month USD-LIBOR-BBA	(108,402)

2,913,600		--	9/28/19	3 month USD-LIBOR-BBA	3.5525%	25,122

7,269,000		19,570	10/2/39	3 month USD-LIBOR-BBA	3.91%	--

31,168,000		(49,095)	10/2/29	3.85%	3 month USD-LIBOR-BBA	--

23,577,000		8,216	10/2/19	3 month USD-LIBOR-BBA	3.45%	--

54,746,000		11,891	10/2/11	3 month USD-LIBOR-BBA	1.29%	--

Goldman Sachs International
12,397,000		--	3/29/38	4.665%	3 month USD-LIBOR-BBA	(1,609,071)

1,404,000		--	7/31/14	3 month USD-LIBOR-BBA	3.075%	36,730

34,000,000		--	8/12/11	1.735%	3 month USD-LIBOR-BBA	(385,369)

10,000,000		--	8/12/14	3 month USD-LIBOR-BBA	3.2575%	335,967

16,185,500		--	9/22/14	2.83%	3 month USD-LIBOR-BBA	(155,950)

5,847,900		--	9/29/14	3 month USD-LIBOR-BBA	2.6925%	14,292

JPMorgan Chase Bank, N.A.
724,000		--	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(137,953)

2,936,000		--	3/11/38	5.03%	3 month USD-LIBOR-BBA	(573,514)

31,014,000		--	3/22/10	3 month USD-LIBOR-BBA	2.23%	295,513

12,011,000		--	3/26/10	3 month USD-LIBOR-BBA	2.33375%	118,439

8,353,000		--	5/23/10	3 month USD-LIBOR-BBA	3.16%	235,160

2,000,000		--	5/28/19	3 month USD-LIBOR-BBA	3.592%	51,863

29,717,000		--	5/28/11	3 month USD-LIBOR-BBA	1.3375%	253,741

7,375,000	(E)	--	6/9/20	4.73%	3 month USD-LIBOR-BBA	(596,711)

2,000,000		--	6/9/19	3 month USD-LIBOR-BBA	4.207%	156,620

18,903,000		--	6/9/11	3 month USD-LIBOR-BBA	1.7675%	315,495

18,701,000		--	6/10/11	3 month USD-LIBOR-BBA	1.81%	327,169

13,758,000		--	7/16/10	3 month USD-LIBOR-BBA	3.384%	395,989

5,035,000		--	7/22/10	3 month USD-LIBOR-BBA	3.565%	153,552

28,571,000		--	7/28/10	3 month USD-LIBOR-BBA	3.5141%	853,802

7,375,000	(E)	--	6/11/20	4.735%	3 month USD-LIBOR-BBA	(598,260)

5,507,000		--	6/16/19	4.09%	3 month USD-LIBOR-BBA	(370,931)

4,341,000		--	6/19/19	3 month USD-LIBOR-BBA	3.8725%	208,893

14,800,000		--	7/30/11	1.46%	3 month USD-LIBOR-BBA	(97,446)

8,145,000		--	8/3/14	3 month USD-LIBOR-BBA	3.061%	204,275

29,000,000		--	11/24/10	3 month USD-LIBOR-BBA	2.0075%	613,669

8,100,000		--	8/4/14	3 month USD-LIBOR-BBA	2.89%	136,756

4,100,000		--	8/7/19	4.015%	3 month USD-LIBOR-BBA	(220,733)

5,800,000		--	8/10/19	4.02%	3 month USD-LIBOR-BBA	(312,819)

34,000,000		--	8/12/11	1.735%	3 month USD-LIBOR-BBA	(385,369)

10,000,000		--	8/12/14	3 month USD-LIBOR-BBA	3.26%	337,201

73,700,000		--	8/13/11	1.67589%	3 month USD-LIBOR-BBA	(741,869)

20,100,000		--	8/13/14	3 month USD-LIBOR-BBA	3.1475%	568,593

2,201,000		--	1/27/29	3 month USD-LIBOR-BBA	3.135%	(211,186)

2,010,000		--	3/6/39	3.48%	3 month USD-LIBOR-BBA	154,383

8,217,300		--	9/10/19	3.66%	3 month USD-LIBOR-BBA	(163,022)

7,500,000		--	9/14/19	3 month USD-LIBOR-BBA	3.505%	44,877

3,700,000		--	9/21/19	3 month USD-LIBOR-BBA	3.575%	41,817

25,896,800		--	9/22/11	1.335%	3 month USD-LIBOR-BBA	(34,738)

9,000,000		--	3/24/11	3 month USD-LIBOR-BBA	1.4625%	71,540

44,110,000		--	4/3/11	3 month USD-LIBOR-BBA	1.365%	499,344

15,060,000		--	4/3/13	3 month USD-LIBOR-BBA	1.963%	54,067

16,690,000		--	4/3/14	2.203%	3 month USD-LIBOR-BBA	57,516

17,028,000		--	4/9/11	3 month USD-LIBOR-BBA	1.5025%	236,765

Total						$(5,245,632)

(E) See Interest rate swap contracts note regarding extended effective dates.

Key to holding's abbreviations

FRB	Floating Rate Bonds
IFB	Inverse Floating Rate Bonds
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

NOTES

(a) Percentages indicated are based on net assets of $156,138,710.

(b) The aggregate identified cost on a tax basis is $184,454,046, resulting in gross unrealized appreciation and depreciation of $14,361,843 and $2,944,622, respectively, or net unrealized appreciation of $11,417,221.

(SEG) These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at September 30, 2009.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivative contracts at September 30, 2009.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $24,650 for the period ended September 30, 2009. During the period ended September 30, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $35,737,848 and $12,622,122, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820"), based on the securities valuation inputs.

(i) Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivative contracts.

At September 30, 2009, liquid assets totaling $74,195,313 have been segregated to cover open forward commitments and futures contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB are the current interest rates at September 30, 2009.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at September 30, 2009.

Security valuation: Investments, including mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Outstanding contracts on Purchased options and Futures contracts at period ended September 30, 2009 are indicative of the volume of activity during the period end. The fund had an average contract amount of approximately $130,900,000 on Written option contracts for the period ended September 30, 2009.

Interest rate swap contracts: The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk , is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Outstanding contracts at period end are indicative of the volume of activity during the period.

The fund had an average notional amount of approximately $2,008,700,000 on interest rate swap contracts for the period ended September 30, 2009.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which can not be sold or repledged totaled $1,309,476 at September 30, 2009. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At September 30, 2009, the fund had a net liability position of $15,485,097 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $8,828,588.

TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls: To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

On September 15, 2008, the fund terminated its outstanding derivatives contracts with Lehman Brothers Special Financing, Inc. (“LBSF”) in connection with the bankruptcy filing of LBSF’s parent company, Lehman Brothers Holdings, Inc. On September 26, 2008, the fund entered into a receivable purchase agreement (“Agreement”) with another registered investment company (the “Seller”) managed by Putnam Management. Under the Agreement, the Seller sold to the fund the right to receive, in the aggregate, $251,354 in net payments from LBSF in connection with certain terminated derivatives transactions (the “Receivable”), in exchange for an initial payment plus (or minus) additional amounts based on the fund’s ultimate realized gain (or loss) with respect to the Receivable. Future payments under the Agreement are valued at fair value following procedures approved by the Trustees. All remaining payments under the Agreement will be recorded as realized gain or loss. The fund’s net payable to LBSF was calculated in accordance with the fund’s master contract with LBSF. The fund has accrued interest on the net payable. Putnam Management currently is in discussions with LBSF regarding resolution of amounts payable to LBSF. Amounts recorded are estimates and final payments may differ from these estimates by a material amount.

In September 2006, Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") was issued. ASC 820 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of ASC 820 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of September 30, 2009:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed securities	$--	$301,183	$--

Mortgage-backed securities	--	51,400,216	1,841,639

Purchased options outstanding	--	3,595,605	--

U.S. Government Agency Obligations	--	12,430,576	--

U.S. Government and agency mortgage obligations	--	39,971,260	--

U.S Treasury obligations	--	18,187,765	--

Short-term investments	23,135,726	45,007,297	--

Totals by level	$23,135,726	$170,893,902	$1,841,639

	Level 1	Level 2	Level 3

Other financial instruments:	$844,759	$(18,973,194)	$(62,788)

Other financial instruments include futures, written options, TBA sale commitments, swaps, and receivable purchase agreements.

The following is a reconciliation of Level 3 assets as of September 30, 2009:

Investments in securities:				Change in net		Net
	Balance as of	Accrued		unrealized	Net	transfers in	Balance as of
	December	discounts/	Realized	appreciation/	purchases/	and/or out	September
	31, 2008	premiums	gain/(loss)	(depreciation) †	sales	of Level 3	30, 2009

Mortgage-backed securities	$27,632	--	--	198,520	1,643,119	(27,632)	$1,841,639

Totals:	$27,632	$--	$--	$198,520	$1,643,119	$(27,632)	$1,841,639

† Includes $198,520 related to Level 3 securities still held at period end.

				Change in net		Net
	Balance as of	Accrued		unrealized	Net	transfers in	Balance as of
	December	discounts/	Realized	appreciation/	purchases/	and/or out	September
	31, 2008 ††	premiums	gain/(loss)	(depreciation) †	sales	of Level 3	30, 2009 ††

Other financial instruments:	$(64,777)	$--	$--	$1,989	$--	$--	$(62,788)

† Includes $1,989 related to Level 3 securities still held at period end.

†† Includes amount payable under receivable purchase agreement.

Market Values of Derivative Instruments as of September 30, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Interest rate contracts	$32,837,532	$46,357,549

Total	$32,837,532	$46,357,549

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Capital Opportunities Fund

The fund's portfolio
9/30/09 (Unaudited)

COMMON STOCKS (96.1%)(a)
	Shares	Value

Advertising and marketing services (0.6%)
Clear Channel Outdoor Holdings, Inc. Class A (NON)	4,000	$28,000
inVentiv Health, Inc. (NON)	3,700	61,901
ValueClick, Inc. (NON)	3,800	50,122
		140,023

Aerospace and defense (0.7%)
Alliant Techsystems, Inc. (NON)	869	67,652
Teledyne Technologies, Inc. (NON)	2,725	98,073
		165,725

Automotive (1.7%)
BorgWarner, Inc.	2,200	66,572
Harley-Davidson, Inc.	6,700	154,100
Oshkosh Corp.	7,000	216,510
		437,182

Banking (3.5%)
City Holding Co.	825	24,593
City National Corp.	2,200	85,646
Commerce Bancshares, Inc.	945	35,192
Cullen/Frost Bankers, Inc.	700	36,148
First Citizens BancShares, Inc. Class A	452	71,913
International Bancshares Corp.	2,000	32,620
PacWest Bancorp	2,413	45,968
Seacoast Banking Corp. of Florida	17,685	44,566
Smithtown Bancorp, Inc.	2,223	25,653
SVB Financial Group (NON)	6,096	263,774
Union Bankshares Corp.	2,064	25,697
Webster Financial Corp.	4,587	57,200
Whitney Holding Corp.	6,278	59,892
Wilmington Trust Corp.	6,069	86,180
		895,042

Biotechnology (0.3%)
Cubist Pharmaceuticals, Inc. (NON)	3,461	69,912
		69,912

Building materials (0.4%)
AAON, Inc.	2,178	43,734
Apogee Enterprises, Inc.	3,638	54,643
		98,377

Chemicals (4.0%)
Ashland, Inc.	1,700	73,474
CF Industries Holdings, Inc.	300	25,869
Compass Minerals International, Inc.	1,100	67,782
Cytec Industries, Inc.	1,800	58,446
Eastman Chemical Co.	1,589	85,075
FMC Corp.	1,716	96,525
Innophos Holdings, Inc.	3,400	62,900
International Flavors & Fragrances, Inc.	2,300	87,239
Lubrizol Corp. (The)	1,695	121,125
Methanex Corp. (Canada)	4,200	72,702
Olin Corp.	4,341	75,707
OM Group, Inc. (NON)	1,800	54,702
Spartech Corp.	3,000	32,310
Valspar Corp.	4,200	115,542
		1,029,398

Commercial and consumer services (2.2%)
Alliance Data Systems Corp. (NON)	1,900	116,052
Bowne & Co., Inc.	10,749	82,767
Brink's Home Security Holdings, Inc. (NON)	2,200	67,738
Chemed Corp.	2,133	93,617
Deluxe Corp.	3,183	54,429
Dun & Bradstreet Corp. (The)	1,200	90,384
Global Cash Access, Inc. (NON)	2,900	21,199
Pre-Paid Legal Services, Inc. (NON)	303	15,392
Sotheby's Holdings, Inc. Class A	1,600	27,568
		569,146

Communications equipment (1.3%)
F5 Networks, Inc. (NON)	4,700	186,261
Netgear, Inc. (NON)	3,400	62,390
Syniverse Holdings, Inc. (NON)	5,300	92,750
		341,401

Computers (4.4%)

ANSYS, Inc. (NON)	4,300	161,121
Blackbaud, Inc.	4,800	111,360
Brocade Communications Systems, Inc. (NON)	23,700	186,282
Cogent, Inc. (NON)	2,100	21,210
Emulex Corp. (NON)	16,700	171,843
Jack Henry & Associates, Inc.	3,315	77,803
Logitech International SA (Switzerland) (NON)	8,100	148,878
Polycom, Inc. (NON)	3,700	98,975
Quest Software, Inc. (NON)	4,500	75,825
Silicon Graphics International Corp. (NON)	8,300	55,693
		1,108,990

Conglomerates (0.9%)
AMETEK, Inc.	3,993	139,396
Harsco Corp.	2,700	95,607
		235,003

Construction (1.0%)
Chicago Bridge & Iron Co., NV (Netherlands)	5,235	97,790
Tutor Perini Corp. (NON)	6,857	146,054
		243,844

Consumer (0.7%)
CSS Industries, Inc.	2,000	39,540
Helen of Troy, Ltd. (Bermuda) (NON)	6,539	127,053
Hooker Furniture Corp.	1,700	22,950
		189,543

Consumer goods (1.0%)
Bare Escentuals, Inc. (NON)	9,000	107,010
Blyth, Inc.	1,005	38,924
Church & Dwight Co., Inc.	1,777	100,827
		246,761

Consumer services (1.3%)
Brink's Co. (The)	2,200	59,202
TrueBlue, Inc. (NON)	18,754	263,869
		323,071

Electric utilities (2.0%)
Alliant Energy Corp.	2,300	64,055
Avista Corp.	4,100	82,902
El Paso Electric Co. (NON)	5,400	95,418
Northwestern Corp.	3,500	85,505
Pinnacle West Capital Corp.	2,700	88,614
Westar Energy, Inc.	4,400	85,844
		502,338

Electrical equipment (0.6%)
Hubbell, Inc. Class B	3,511	147,462
		147,462

Electronics (2.6%)
International Rectifier Corp. (NON)	5,800	113,042
Intersil Corp. Class A	7,500	114,825
Omnivision Technologies, Inc. (NON)	5,500	89,540
QLogic Corp. (NON)	7,100	122,120
Semtech Corp. (NON)	5,205	88,537
Synopsys, Inc. (NON)	4,057	90,958
Zoran Corp. (NON)	4,700	54,144
		673,166

Energy (oil field) (2.2%)
Basic Energy Services, Inc. (NON)	5,200	44,148
Cal Dive International, Inc. (NON)	3,900	38,571
CARBO Ceramics, Inc.	1,400	72,170
Complete Production Services, Inc. (NON)	7,800	88,140
Core Laboratories NV (Netherlands)	600	61,854
Hercules Offshore, Inc. (NON)	12,400	60,884
ION Geophysical Corp. (NON)	5,700	20,064
Key Energy Services, Inc. (NON)	11,600	100,920
Rowan Cos., Inc.	1,400	32,298
Superior Energy Services (NON)	2,300	51,796
		570,845

Energy (other) (0.3%)
Headwaters, Inc. (NON)	18,715	72,427
		72,427

Financial (0.2%)
MGIC Investment Corp. (NON)	5,834	43,230
		43,230

Forest products and packaging (0.9%)
Packaging Corp. of America	3,012	61,445
Sealed Air Corp.	4,900	96,187

Sonoco Products Co.	2,600	71,604
		229,236

Health-care services (4.9%)
Amedisys, Inc. (NON) (S)	1,500	65,445
AMERIGROUP Corp. (NON)	5,462	121,093
Gentiva Health Services, Inc. (NON)	3,900	97,539
IMS Health, Inc.	6,210	95,324
LifePoint Hospitals, Inc. (NON)	2,300	62,238
Lincare Holdings, Inc. (NON)	10,536	329,250
Medcath Corp. (NON)	4,004	35,115
Molina Healthcare, Inc. (NON)	4,000	82,760
Omega Healthcare Investors, Inc. (R)	6,963	111,547
RehabCare Group, Inc. (NON)	2,400	52,056
Universal Health Services, Inc. Class B	1,100	68,123
Warner Chilcott PLC Class A (Ireland) (NON)	3,437	74,308
WellCare Health Plans, Inc. (NON)	2,200	54,230
		1,249,028

Homebuilding (0.3%)
NVR, Inc. (NON)	125	79,671
		79,671

Household furniture and appliances (0.8%)
American Woodmark Corp.	1,285	24,852
Whirlpool Corp.	2,500	174,900
		199,752

Insurance (5.1%)
American Financial Group, Inc.	2,405	61,328
American Physicians Capital, Inc.	788	22,702
Amerisafe, Inc. (NON)	1,482	25,565
Aspen Insurance Holdings, Ltd. (Bermuda)	2,271	60,113
CNA Surety Corp. (NON)	3,901	63,196
Delphi Financial Group Class A	3,577	80,948
Endurance Specialty Holdings, Ltd. (Bermuda)	2,427	88,513
Hanover Insurance Group, Inc. (The)	2,027	83,776
Harleysville Group, Inc.	1,017	32,188
HCC Insurance Holdings, Inc.	2,853	78,030
Odyssey Re Holdings Corp.	873	56,579
RenaissanceRe Holdings, Ltd.	1,400	76,664
Safety Insurance Group, Inc.	2,721	89,575
SeaBright Insurance Holdings, Inc. (NON)	3,789	43,270
Selective Insurance Group	5,914	93,027
Stancorp Financial Group	2,791	112,673
Validus Holdings, Ltd. (Bermuda)	2,169	55,960
W.R. Berkley Corp.	3,275	82,792
Zenith National Insurance Corp.	2,596	80,216
		1,287,115

Investment banking/Brokerage (4.9%)
Affiliated Managers Group (NON)	1,028	66,830
Eaton Vance Corp. (S)	3,954	110,672
FBR Capital Markets Corp. (NON)	4,400	26,092
Federated Investors, Inc.	7,700	203,049
Jefferies Group, Inc. (NON)	2,800	76,244
Legg Mason, Inc.	2,600	80,678
optionsXpress Holdings, Inc.	7,100	122,688
SEI Investments Co.	8,400	165,312
TradeStation Group, Inc. (NON)	28,900	235,535
Waddell & Reed Financial, Inc. Class A	5,589	159,007
		1,246,107

Leisure (0.4%)
Polaris Industries, Inc.	2,500	101,950
		101,950

Machinery (2.1%)
AGCO Corp. (NON) (S)	1,730	47,800
Applied Industrial Technologies, Inc.	6,918	146,385
Gardner Denver, Inc. (NON)	1,767	61,633
Kennametal, Inc.	4,600	113,206
Manitowoc Co., Inc. (The)	14,165	134,143
Regal-Beloit Corp.	645	29,483
		532,650

Manufacturing (2.1%)
Actuant Corp. Class A	24,200	388,652
EnPro Industries, Inc. (NON)	3,350	76,581
Roper Industries, Inc.	1,476	75,246
		540,479

Medical technology (1.8%)
Conmed Corp. (NON)	5,500	105,435
Hill-Rom Holdings, Inc.	4,500	98,010
Invacare Corp.	2,600	57,928
Sirona Dental Systems, Inc. (NON)	4,300	127,925
SurModics, Inc. (NON)	2,300	56,580
		445,878

Metals (1.7%)
Carpenter Technology Corp.	1,700	39,763
Century Aluminum Co. (NON) (S)	10,520	98,362
Cliffs Natural Resources, Inc.	1,900	61,484
Reliance Steel & Aluminum Co.	2,509	106,783
Schnitzer Steel Industries, Inc. Class A	1,100	58,575
United States Steel Corp.	1,600	70,992
		435,959

Natural gas utilities (1.7%)
AGL Resources, Inc.	2,400	84,648
Atmos Energy Corp.	3,400	95,812
Energen Corp.	2,200	94,820
Southwest Gas Corp.	3,000	76,740
UGI Corp.	3,400	85,204
		437,224

Office equipment and supplies (0.3%)
Ennis Inc.	3,156	50,906
Steelcase, Inc.	5,763	35,788
		86,694

Oil and gas (4.4%)
Berry Petroleum Co. Class A	2,461	65,906
Cabot Oil & Gas Corp. Class A	3,000	107,250
Clayton Williams Energy, Inc. (NON)	1,400	42,168
Comstock Resources, Inc. (NON)	2,300	92,184
Encore Acquisition Co. (NON)	2,800	104,720
Oil States International, Inc. (NON)	2,300	80,799
Patterson-UTI Energy, Inc.	4,700	70,970
Penn Virginia Corp.	2,800	64,148
Petroleum Development Corp. (NON)	3,074	57,361
St. Mary Land & Exploration Co.	1,500	48,690
Swift Energy Co. (NON)	3,400	80,512
Unit Corp. (NON)	2,500	103,125
Vaalco Energy, Inc. (NON)	4,100	18,860
W&T Offshore, Inc.	4,900	57,379
Whiting Petroleum Corp. (NON)	2,043	117,636
		1,111,708

Pharmaceuticals (4.3%)
Biovail Corp. (Canada)	12,800	197,504
Endo Pharmaceuticals Holdings, Inc. (NON)	4,349	98,418
King Pharmaceuticals, Inc. (NON) (S)	27,943	300,946
Medicis Pharmaceutical Corp. Class A	7,927	169,241
Par Pharmaceutical Cos., Inc. (NON)	4,200	90,342
Watson Pharmaceuticals, Inc. (NON)	6,624	242,703
		1,099,154

Publishing (0.3%)
Gannett Co., Inc.	5,500	68,805
		68,805

Real estate (4.6%)
DiamondRock Hospitality Co. (NON)(R)	9,144	74,066
Entertainment Properties Trust (R)	894	30,521
Hospitality Properties Trust (R)	8,370	170,497
Kimco Realty Corp. (R)	3,100	40,424
LaSalle Hotel Properties (R)	5,800	114,028
LTC Properties, Inc. (R)	3,216	77,313
Macerich Co. (The) (R)	1,672	50,712
National Health Investors, Inc. (R)	6,214	196,673
National Retail Properties, Inc. (R)	9,499	203,944
Nationwide Health Properties, Inc. (R)	2,377	73,663
Taubman Centers, Inc. (R)	3,900	140,712
		1,172,553

Restaurants (0.6%)
Red Robin Gourmet Burgers, Inc. (NON)	5,300	108,226
Sonic Corp. (NON)	4,300	47,558
		155,784

Retail (7.8%)
Abercrombie & Fitch Co. Class A	3,500	115,080
Aeropostale, Inc. (NON)	3,800	165,186
AnnTaylor Stores Corp. (NON)	14,125	224,446
Books-A-Million, Inc.	8,218	98,945
Brown Shoe Co., Inc.	3,097	24,838
Buckle, Inc. (The) (S)	1,887	64,422
Cabela's, Inc. (NON) (S)	9,200	122,728
Cato Corp. (The) Class A	1,598	32,423
Dollar Tree, Inc. (NON)	2,090	101,741
Jos. A. Bank Clothiers, Inc. (NON)	1,385	62,006
Kenneth Cole Productions, Inc. Class A	5,100	51,153
Nash Finch Co.	3,373	92,218
NBTY, Inc. (NON)	2,219	87,828
Regis Corp.	1,600	24,800
Saks, Inc. (NON)	24,578	167,622
Systemax, Inc. (NON)	7,717	93,607

Timberland Co. (The) Class A (NON)	9,400	130,848
Toro Co. (The) (S)	6,909	274,771
Wolverine World Wide, Inc.	2,103	52,239
		1,986,901

Schools (0.6%)
Career Education Corp. (NON)	5,977	145,719
		145,719

Semiconductor (1.6%)
Hittite Microwave Corp. (NON)	1,300	47,814
KLA-Tencor Corp.	2,000	71,720
Lam Research Corp. (NON)	1,900	64,904
MKS Instruments, Inc. (NON)	4,000	77,160
Novellus Systems, Inc. (NON)	3,280	68,814
Verigy, Ltd. (Singapore) (NON)	5,600	65,072
		395,484

Shipping (0.9%)
Arkansas Best Corp.	4,534	135,748
Overseas Shipholding Group (S)	900	33,633
Ship Finance International, Ltd. (Bermuda)	4,824	59,287
		228,668

Software (3.5%)
Akamai Technologies, Inc. (NON)	7,300	143,664
Autodesk, Inc. (NON)	4,100	97,580
Citrix Systems, Inc. (NON)	3,236	126,948
MicroStrategy, Inc. (NON)	1,300	93,002
Omnicell, Inc. (NON)	3,100	34,534
Red Hat, Inc. (NON)	4,500	124,380
Shanda Interactive Entertainment, Ltd. ADR (China)
(NON) (S)	1,100	56,320
THQ, Inc. (NON)	4,000	27,360
TIBCO Software, Inc. (NON)	9,700	92,053
Websense, Inc. (NON)	5,000	84,000
		879,841

Staffing (0.6%)
Administaff, Inc.	1,903	49,992
CDI Corp.	346	4,861
Heidrick & Struggles International, Inc.	3,700	86,062
		140,915

Technology services (2.8%)
Acxiom Corp. (NON)	5,475	51,794
FactSet Research Systems, Inc.	2,035	134,798
Fair Isaac Corp.	4,600	98,854
Global Payments, Inc.	2,800	130,760
IHS, Inc. Class A (NON)	1,900	97,147
Perfect World Co., Ltd. ADR (China) (NON)	2,800	134,680
Sohu.com, Inc. (China) (NON)	1,100	75,658
		723,691

Telecommunications (1.0%)
ADTRAN, Inc.	3,127	76,768
CenturyTel, Inc.	1,100	36,960
NeuStar, Inc. Class A (NON)	6,400	144,640
		258,368

Textiles (0.8%)
Maidenform Brands, Inc. (NON)	3,324	53,383
Mohawk Industries, Inc. (NON)	2,400	114,457
Perry Ellis International, Inc. (NON)	2,136	34,261
		202,101

Tobacco (0.3%)
Universal Corp.	1,619	67,707
		67,707

Toys (0.9%)
Hasbro, Inc.	7,000	194,250
Jakks Pacific, Inc. (NON)	1,708	24,459
		218,709

Transportation (0.4%)
GATX Corp.	3,915	109,424
		109,424

Transportation services (0.2%)
HUB Group, Inc. Class A (NON)	1,821	41,610
Pacer International, Inc.	4,461	17,219
		58,829

Trucks and parts (1.8%)

Autoliv, Inc. (Sweden)	6,386	214,570
Superior Industries International, Inc.	3,900	55,380
WABCO Holdings, Inc.	8,800	184,800
		454,750

Total common stocks (cost $23,488,136)		$24,453,740

INVESTMENT COMPANIES (1.5%)(a)
	Shares	Value

iShares Russell 2000 Index Fund	3,155	$190,026
iShares Russell Midcap Index Fund	996	77,917
S&P Midcap 400 Index Depository Receipts (MidCap SPDR
Trust Series 1)	922	115,508

Total investment companies (cost $344,354)		$383,451

SHORT-TERM INVESTMENTS (6.9%)(a)
	Principal amount/shares	Value

Putnam Money Market Liquidity Fund (e)	$773,291	$773,291
Short-term investments held as collateral for loaned
securities with yields ranging from 0.45% to 0.47% and
due dates ranging from October 1, 2009 to
October 9, 2009 (d)	990,785	990,771

Total short-term investments (cost $1,764,062)		$1,764,062

TOTAL INVESTMENTS

Total investments (cost $25,596,552)(b)		$26,601,253

Key to holding's abbreviations

ADR   American Depository Receipts

NOTES

(a) Percentages indicated are based on net assets of $25,456,652.

(b) The aggregate identified cost on a tax basis is $25,807,947, resulting in unrealized appreciation and depreciation of $4,112,626 and $3,319,320, respectively, or net unrealized appreciation of $793,306.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2009, the value of securities loaned amounted to $966,011. The fund received cash collateral of $990,771 which is pooled with collateral of other Putnam funds into 2 issues of short-term investments.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $565 for the period ended September 30, 2009. During the period ended September 30, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $2,488,035 and $1,714,744, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(R) Real Estate Investment Trust.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

In September 2006, Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") was issued. ASC 820 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of ASC 820 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of September 30, 2009:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$1,938,437	$--	$--

Capital goods	1,927,760	--	--

Communication services	258,368	--	--

Conglomerates	235,003	--	--

Consumer cyclicals	4,199,942	--	--

Consumer staples	1,172,175	--	--

Energy	1,754,980	--	--

Financial	4,644,047	--	--

Health care	2,863,972	--	--

Technology	4,122,573	--	--

Transportation	396,921	--	--

Utilities and power	939,562	--	--

Total common stocks	24,453,740	--	--

Investment companies	383,451	--	--

Short-term investments	773,291	990,771	--

Totals by level	$25,610,482	$990,771	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Diversified Income Fund

The fund's portfolio
9/30/09 (Unaudited)

MORTGAGE-BACKED SECURITIES (54.4%)(a)
		Principal amount	Value

Banc of America Alternative Loan Trust Ser. 06-7,
Class A2, 5.707s, 2036		$3,804,000	$2,853,000
Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-3, Class A3, 5.837s, 2049		148,000	141,172
Ser. 07-2, Class A2, 5.634s, 2049		439,000	434,373
Ser. 07-1, Class A4, 5.451s, 2049		1,321,000	1,168,108
Ser. 05-6, Class A2, 5.165s, 2047		980,000	984,070
Ser. 07-5, Class XW, IO, 0.606s, 2051		44,272,243	748,201
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036		125,000	49,963
Ser. 01-1, Class K, 6 1/8s, 2036		282,000	141,666
Banc of America Funding Corp. FRB Ser. 06-D,
Class 6A1, 5.885s, 2036		2,565,916	1,513,890
Banc of America Large Loan 144A FRB Ser. 05-MIB1,
Class K, 2.243s, 2022		476,000	241,343
Bayview Commercial Asset Trust 144A
Ser. 07-5A, IO, 3.047s, 2037		814,449	60,758
Ser. 07-1, Class S, IO, 2.477s, 2037		2,858,274	173,211
Bear Stearns Alternate Trust
FRB Ser. 06-5, Class 2A2, 6 1/4s, 2036		1,861,850	883,071
FRB Ser. 05-10, Class 25A1, 5.862s, 2036		1,702,265	893,689
FRB Ser. 06-6, Class 2A1, 5.82s, 2036		919,681	490,551
FRB Ser. 05-7, Class 23A1, 5.637s, 2035		1,695,563	1,084,174
FRB Ser. 07-1, Class 21A1, 5.619s, 2047		1,988,855	1,034,205
Bear Stearns Alternate Trust II FRB Ser. 07-1,
Class 1A1, 6.029s, 2047		8,154,775	4,576,525
Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.452s, 2032		189,000	115,000
Ser. 07-PW17, Class A3, 5.736s, 2050		1,832,000	1,777,040
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 07-PW18, Class X1, IO, 0.095s, 2050		52,439,010	427,420
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-AR5, Class 2A5A, 6.182s, 2036		1,177,900	614,304
FRB Ser. 05-10, Class 1A4A, 5.728s, 2035		1,913,723	1,071,685
FRB Ser. 06-AR7, Class 2A2A, 5.607s, 2036		3,187,244	2,007,964
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD5, Class XS, IO, 0.077s, 2044		30,582,652	151,715
Countrywide Alternative Loan Trust
FRB Ser. 07-HY4, Class 3A1, 5.812s, 2047		2,440,254	1,390,945
FRB Ser. 06-23CBC, Class 2A5, 0.646s, 2036		4,440,839	1,998,378
FRB Ser. 06-OC10, Class 2A2A, 0.426s, 2036		2,699,000	1,319,244
FRB Ser. 06-OC11, Class 2A2A, 0.416s, 2037		1,526,000	682,766
FRB Ser. 07-HY7C, Class A1, 0.386s, 2037		2,772,861	1,330,973
Ser. 06-45T1, Class 2A2, 6s, 2037		2,904,304	1,902,319
Ser. 06-J8, Class A4, 6s, 2037		1,970,485	1,123,177
Ser. 05-80CB, Class 2A1, 6s, 2036		2,694,297	1,986,202
Ser. 07-2CB, Class 1A9, 5 3/4s, 2037		10,080,656	7,274,201
Ser. 07-HY5R, Class 2A1A, 5.544s, 2047		1,576,327	1,271,653
Ser. 07-8CB, Class A1, 5 1/2s, 2037		1,506,761	1,090,518
Countrywide Home Loans
FRB Ser. 05-HYB7, Class 6A1, 5.661s, 2035		2,990,811	2,093,567
FRB Ser. 05-HYB4, Class 2A1, 4.864s, 2035		6,365,735	3,819,441
Countrywide Home Loans 144A
FRB Ser. 06-R2, Class AS, IO, 5.452s, 2036		1,929,067	186,878
IFB Ser. 05-R1, Class 1AS, IO, 5.626s, 2035		1,437,281	145,525
Ser. 06-R1, Class AS, IO, 5.61s, 2036		3,746,553	369,972
Ser. 05-R3, Class AS, IO, 5.557s, 2035		398,423	39,593
Credit Suisse Mortgage Capital Certificates
FRB Ser. 08-C1, Class A3, 6.423s, 2041		1,458,000	1,283,623
FRB Ser. 06-C3, Class A3, 6.02s, 2038		5,218,000	4,352,603
FRB Ser. 07-C4, Class A2, 6.003s, 2039		711,000	717,637
Ser. 07-1, Class 1A1A, 5.942s, 2037		598,520	359,890
Ser. 07-3, Class 1A1A, 5.837s, 2037		714,862	414,620
Ser. 07-C5, Class A3, 5.694s, 2040		9,180,000	8,318,144
Ser. 06-C4, Class A3, 5.467s, 2039		1,974,000	1,709,681
CRESI Finance Limited Partnership 144A FRB Ser. 06-A,
Class C, 0.846s, 2017		179,000	98,450
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 05-TFLA, Class L, 2.093s, 2020		534,000	347,100
Ser. 98-C2, Class F, 6 3/4s, 2030		1,198,000	871,300
Ser. 98-C1, Class F, 6s, 2040		758,000	682,200
Ser. 02-CP5, Class M, 5 1/4s, 2035		275,000	21,250
CWCapital Cobalt Ser. 06-C1, Class A2, 5.174s, 2048		2,044,000	2,041,239
Deutsche Alternative Securities, Inc. FRB Ser. 06-AR3,
Class A1, 0.436s, 2036		2,127,481	925,787
Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
Class X, IO, 0.765s, 2031		2,237,583	48,143
DLJ Commercial Mortgage Corp. Ser. 98-CF2, Class B4,
6.04s, 2031		226,150	180,920
European Loan Conduit 144A FRB Ser. 22A, Class D,
1.764s, 2014 (United Kingdom) (F)	GBP	371,000	89,096
European Prime Real Estate PLC 144A FRB Ser. 1-A,
Class D, 1.764s, 2014 (United Kingdom) (F)	GBP	198,415	15,881
Fannie Mae
FRB Ser. 05-91, Class EF, zero %, 2035		$24,343	23,751
FRB Ser. 06-54, Class CF, zero %, 2035		49,977	48,971
FRB Ser. 05-77, Class HF, zero %, 2034		25,996	25,681
IFB Ser. 06-62, Class PS, 38.423s, 2036		336,166	502,154
IFB Ser. 05-25, Class PS, 27.077s, 2035		500,169	687,623
IFB Ser. 05-74, Class CP, 23.847s, 2035		292,424	390,263

IFB Ser. 06-8, Class HP, 23.664s, 2036	499,121	669,231
IFB Ser. 05-99, Class SA, 23.664s, 2035	337,613	443,448
IFB Ser. 05-95, Class OP, 19.595s, 2035	226,049	281,646
IFB Ser. 05-83, Class QP, 16.754s, 2034	122,060	145,402
IFB Ser. 03-44, Class SI, IO, 7.754s, 2033	1,149,590	190,445
IFB Ser. 06-90, Class SE, IO, 7.554s, 2036	1,503,913	264,586
IFB Ser. 03-W6, Class 5S, IO, 7.354s, 2042	3,591,853	520,819
IFB Ser. 08-7, Class SA, IO, 7.304s, 2038	3,449,140	508,438
IFB Ser. 05-113, Class AI, IO, 6.984s, 2036	472,032	74,407
IFB Ser. 06-125, Class SM, IO, 6.954s, 2037	802,894	100,530
IFB Ser. 06-43, Class SU, IO, 6.954s, 2036	267,670	34,711
IFB Ser. 06-24, Class QS, IO, 6.954s, 2036	718,387	112,147
IFB Ser. 06-79, Class DI, IO, 6.904s, 2036	1,278,686	167,650
IFB Ser. 06-60, Class SI, IO, 6.904s, 2036	2,109,341	288,241
IFB Ser. 06-60, Class UI, IO, 6.904s, 2036	365,850	53,138
IFB Ser. 04-24, Class CS, IO, 6.904s, 2034	232,553	33,361
IFB Ser. 03-130, Class BS, IO, 6.804s, 2033	1,934,356	249,896
IFB Ser. 03-34, Class WS, IO, 6.754s, 2029	1,813,090	194,327
IFB Ser. 08-20, Class SA, IO, 6.744s, 2038	440,062	55,739
IFB Ser. 08-41, Class S, IO, 6.554s, 2036	3,450,114	376,711
IFB Ser. 05-48, Class SM, IO, 6.554s, 2034	577,187	68,050
IFB Ser. 07-54, Class CI, IO, 6.514s, 2037	896,274	123,122
IFB Ser. 08-34, Class SM, IO, 6.504s, 2038	1,214,001	134,594
IFB Ser. 07-28, Class SE, IO, 6.504s, 2037	159,644	21,655
IFB Ser. 07-22, Class S, IO, 6.504s, 2037	13,897,030	1,687,238
IFB Ser. 07-24, Class SD, IO, 6.504s, 2037	555,402	64,382
IFB Ser. 06-79, Class SI, IO, 6.504s, 2036	451,682	52,087
IFB Ser. 05-90, Class SP, IO, 6.504s, 2035	444,142	47,983
IFB Ser. 05-12, Class SC, IO, 6.504s, 2035	536,600	66,068
IFB Ser. 07-30, Class IE, IO, 6.494s, 2037	1,794,431	273,812
IFB Ser. 06-123, Class CI, IO, 6.494s, 2037	1,462,759	180,578
IFB Ser. 06-126, Class CS, IO, 6.454s, 2037	1,181,389	155,155
IFB Ser. 06-31, Class SX, IO, 6.454s, 2036	1,593,283	236,203
IFB Ser. 06-33, Class JS, IO, 6.454s, 2036	420,831	51,443
IFB Ser. 06-36, Class SP, IO, 6.454s, 2036	655,816	74,418
IFB Ser. 06-22, Class QM, IO, 6.454s, 2036	8,532,054	1,254,479
IFB Ser. 06-23, Class SP, IO, 6.454s, 2036	631,683	81,538
IFB Ser. 06-16, Class SM, IO, 6.454s, 2036	1,627,792	245,733
IFB Ser. 05-95, Class CI, IO, 6.454s, 2035	798,627	110,250
IFB Ser. 05-84, Class SG, IO, 6.454s, 2035	1,266,512	167,585
IFB Ser. 05-57, Class NI, IO, 6.454s, 2035	318,713	42,518
IFB Ser. 06-3, Class SB, IO, 6.454s, 2035	3,983,495	553,586
IFB Ser. 05-29, Class SX, IO, 6.454s, 2035	1,045,403	127,725
IFB Ser. 05-57, Class DI, IO, 6.454s, 2035	563,780	62,409
IFB Ser. 04-92, Class S, IO, 6.454s, 2034	2,413,482	279,626
IFB Ser. 06-104, Class EI, IO, 6.444s, 2036	965,343	123,818
IFB Ser. 05-83, Class QI, IO, 6.444s, 2035	221,894	37,889
IFB Ser. 06-128, Class GS, IO, 6.434s, 2037	976,092	131,169
IFB Ser. 05-73, Class SD, IO, 6.434s, 2035	959,652	163,994
IFB Ser. 06-114, Class IS, IO, 6.404s, 2036	675,199	86,572
IFB Ser. 04-92, Class SQ, IO, 6.404s, 2034	1,039,268	138,354
IFB Ser. 06-115, Class IE, IO, 6.394s, 2036	538,083	68,173
IFB Ser. 06-117, Class SA, IO, 6.394s, 2036	811,835	103,919
IFB Ser. 06-109, Class SG, IO, 6.384s, 2036	231,211	24,523
IFB Ser. 05-51, Class WS, IO, 6.384s, 2035	58,079	7,683
IFB Ser. 06-109, Class SH, IO, 6.374s, 2036	711,138	108,403
IFB Ser. 06-111, Class SA, IO, 6.374s, 2036	5,722,406	716,789
IFB Ser. 06-116, Class S, IO, 6.354s, 2036	1,350,306	155,535
IFB Ser. 06-103, Class SB, IO, 6.354s, 2036	1,298,657	156,321
IFB Ser. 06-43, Class SI, IO, 6.354s, 2036	1,291,808	153,544
IFB Ser. 06-48, Class QB, IO, 6.354s, 2036	1,509,856	166,643
IFB Ser. 06-50, Class IP, IO, 6.354s, 2036	6,287,826	876,743
IFB Ser. 06-36, Class PS, IO, 6.354s, 2036	81,141	10,086
IFB Ser. 06-8, Class JH, IO, 6.354s, 2036	2,733,219	351,109
IFB Ser. 05-122, Class SG, IO, 6.354s, 2035	800,172	101,518
IFB Ser. 05-122, Class SW, IO, 6.354s, 2035	778,542	94,577
IFB Ser. 06-101, Class SA, IO, 6.334s, 2036	2,730,513	314,965
IFB Ser. 06-92, Class LI, IO, 6.334s, 2036	799,351	105,307
IFB Ser. 06-99, Class AS, IO, 6.334s, 2036	352,076	41,546
IFB Ser. 06-17, Class SI, IO, 6.334s, 2036	759,055	88,362
IFB Ser. 06-98, Class SQ, IO, 6.324s, 2036	10,007,851	1,168,617
IFB Ser. 06-60, Class YI, IO, 6.324s, 2036	1,838,583	271,136
IFB Ser. 06-95, Class SH, IO, 6.304s, 2036	1,560,864	175,074
IFB Ser. 06-98, Class SB, IO, 6.304s, 2036	922,032	99,443
IFB Ser. 06-86, Class SB, IO, 6.304s, 2036	398,173	54,008
IFB Ser. 07-76, Class SA, IO, 6.294s, 2037	1,055,208	113,277
IFB Ser. 07-91, Class SA, IO, 6.264s, 2037	2,060,560	215,267
IFB Ser. 07-15, Class NI, IO, 6.254s, 2022	1,457,977	154,186
IFB Ser. 07-109, Class XI, IO, 6.204s, 2037	670,794	106,180
IFB Ser. 06-79, Class SH, IO, 6.204s, 2036	1,675,219	246,064
IFB Ser. 07-30, Class LI, IO, 6.194s, 2037	1,662,669	191,988
IFB Ser. 07-89, Class SA, IO, 6.184s, 2037	1,398,832	157,648
IFB Ser. 07-48, Class SG, IO, 6.184s, 2037	7,212,352	821,126
IFB Ser. 07-54, Class IA, IO, 6.164s, 2037	775,974	98,081
IFB Ser. 07-54, Class IB, IO, 6.164s, 2037	775,974	98,081
IFB Ser. 07-54, Class IC, IO, 6.164s, 2037	775,974	98,081
IFB Ser. 07-54, Class ID, IO, 6.164s, 2037	775,974	98,081
IFB Ser. 07-54, Class IE, IO, 6.164s, 2037	775,974	98,081
IFB Ser. 07-54, Class IF, IO, 6.164s, 2037	1,249,926	143,567
IFB Ser. 07-54, Class UI, IO, 6.164s, 2037	1,161,923	152,142
IFB Ser. 07-15, Class CI, IO, 6.134s, 2037	2,742,078	315,312
IFB Ser. 06-124, Class SC, IO, 6.134s, 2037	867,192	94,323
IFB Ser. 06-115, Class JI, IO, 6.134s, 2036	1,940,114	225,441
IFB Ser. 08-12, Class SG, IO, 6.104s, 2038	20,985,338	2,036,234
IFB Ser. 09-43, Class SB, IO, 6.084s, 2039	1,093,764	155,913
IFB Ser. 06-123, Class LI, IO, 6.074s, 2037	1,319,175	147,088
IFB Ser. 07-81, Class IS, IO, 6.054s, 2037	1,151,545	125,852
IFB Ser. 09-71, Class XS, IO, 5.954s, 2036	2,022,092	198,418
IFB Ser. 07-39, Class AI, IO, 5.874s, 2037	1,439,763	147,892

IFB Ser. 07-32, Class SD, IO, 5.864s, 2037	922,927	101,630
IFB Ser. 09-84, Class SL, IO, 5.856s, 2037	4,021,000	378,225
IFB Ser. 07-30, Class UI, IO, 5.854s, 2037	760,796	81,798
IFB Ser. 07-32, Class SC, IO, 5.854s, 2037	1,322,313	157,846
IFB Ser. 07-32, Class SG, IO, 5.854s, 2037	10,897,676	1,187,095
IFB Ser. 07-1, Class CI, IO, 5.854s, 2037	856,337	105,139
IFB Ser. 04-46, Class PJ, IO, 5.754s, 2034	751,932	86,149
IFB Ser. 07-75, Class ID, IO, 5.624s, 2037	1,128,062	130,908
IFB Ser. 09-3, Class SE, IO, 5.254s, 2037	1,098,115	98,358
Ser. 02-T4, Class A3, 7 1/2s, 2041	471	525
Ser. 01-T3, Class A1, 7 1/2s, 2040	96,165	104,880
Ser. 01-T1, Class A1, 7 1/2s, 2040	287,952	321,247
Ser. 99-T2, Class A1, 7 1/2s, 2039	113,543	126,494
Ser. 383, Class 18, IO, 5 1/2s, 2038	575,193	81,551
Ser. 383, Class 19, IO, 5 1/2s, 2038	522,642	74,189
Ser. 383, Class 6, IO, 5 1/2s, 2037	444,750	66,504
Ser. 383, Class 7, IO, 5 1/2s, 2037	438,474	61,184
Ser. 383, Class 20, IO, 5 1/2s, 2037	331,524	49,471
Ser. 367, Class 2, IO, 5 1/2s, 2036	1,391,029	247,339
Ser. 364, Class 12, IO, 5 1/2s, 2035	3,245,081	502,375
Ser. 346, Class 2, IO, 5 1/2s, 2033	1,872,278	332,910
Ser. 338, Class 2, IO, 5 1/2s, 2033	7,688,974	1,385,217
Ser. 333, Class 2, IO, 5 1/2s, 2033	2,839,677	520,016
Ser. 385, Class 3, IO, 5s, 2038	144,162	20,530
Ser. 359, Class 7, IO, 5s, 2036	5,517,688	866,191
Ser. 360, Class 2, IO, 5s, 2035	10,018,326	1,806,404
Ser. 356, Class 5, IO, 5s, 2035	5,558,508	923,935
Ser. 03-W17, Class 12, IO, 1.143s, 2033	1,491,651	41,856
Ser. 00-T6, IO, 0.777s, 2030	2,421,543	52,187
Ser. 03-W10, Class 3A, IO, 0.601s, 2043	2,539,639	40,871
Ser. 03-W10, Class 1A, IO, 0.515s, 2043	2,153,437	29,693
Ser. 02-T18, IO, 0.513s, 2042	4,059,604	54,858
Ser. 06-56, Class XF, zero %, 2036	64,950	54,174
Ser. 06-47, Class VO, PO, zero %, 2036	90,737	77,667
Ser. 06-37, Class ON, PO, zero %, 2036	97,142	88,517
Ser. 05-117, Class MO, PO, zero %, 2036	27,492	26,700
Ser. 05-110, Class KO, PO, zero %, 2035	52,283	46,522
Ser. 05-63, PO, zero %, 2035	13,638	13,114
Ser. 08-37, Class DO, PO, zero %, 2033	184,739	145,894
Ser. 06-59, Class QC, PO, zero %, 2033	92,073	88,487
Ser. 04-61, Class JO, PO, zero %, 2032	153,689	137,070
Ser. 326, Class 1, PO, zero %, 2032	140,842	123,822
Ser. 318, Class 1, PO, zero %, 2032	53,102	47,069
Ser. 314, Class 1, PO, zero %, 2031	254,133	227,981
Ser. 99-51, Class N, PO, zero %, 2029	43,012	33,561
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
IFB Ser. T-56, Class 2ASI, IO, 7.854s, 2043	511,072	83,049
Ser. T-57, Class 1AX, IO, 0.44s, 2043	1,184,285	11,075
FFCA Secured Lending Corp. 144A Ser. 00-1, Class X,
IO, 1.232s, 2020	3,376,244	99,971
First Chicago Lennar Trust 144A Ser. 97-CHL1, Class E,
7.744s, 2039	38,529	38,143
First Union Commercial Mortgage Trust 144A Ser. 99-C1,
Class G, 5.35s, 2035	351,000	39,361
First Union-Lehman Brothers Commercial Mortgage Trust
II Ser. 97-C2, Class G, 7 1/2s, 2029	447,000	388,890
Freddie Mac
FRB Ser. 3006, Class FA, 0.643s, 2034	123,153	122,079
FRB Ser. 3345, Class TY, zero %, 2037	123,523	96,800
FRB Ser. 3326, Class XF, zero %, 2037	34,584	33,841
FRB Ser. 3235, Class TP, zero %, 2036	25,171	24,408
FRB Ser. 3283, Class KF, zero %, 2036	20,740	19,710
FRB Ser. 3226, Class YW, zero %, 2036	85,533	82,886
FRB Ser. 3332, Class UA, zero %, 2036	28,171	27,212
FRB Ser. 3251, Class TC, zero %, 2036	282,900	278,006
FRB Ser. 3130, Class JF, zero %, 2036	90,318	89,571
FRB Ser. 3047, Class BD, zero %, 2035	73,648	68,864
FRB Ser. 3326, Class WF, zero %, 2035	88,783	84,916
FRB Ser. 3030, Class EF, zero %, 2035	48,749	44,985
FRB Ser. 3412, Class UF, zero %, 2035	183,477	172,187
FRB Ser. 2980, Class TY, zero %, 2035	11,706	11,401
FRB Ser. 3112, Class XM, zero %, 2034	12,108	12,026
FRB Ser. 2947, Class GF, zero %, 2034	66,887	63,983
IFB Ser. 3182, Class PS, 27.626s, 2032	247,659	352,531
IFB Ser. 3182, Class SP, 27.626s, 2032	324,326	422,087
IFB Ser. 3211, Class SI, IO, 26.642s, 2036	282,077	156,604
IFB Ser. 3408, Class EK, 24.814s, 2037	224,865	289,990
IFB Ser. 3077, Class ST, IO, 23.674s, 2035	3,756,214	1,923,886
IFB Ser. 2979, Class AS, 23.381s, 2034	124,405	156,872
IFB Ser. 3065, Class DC, 19.13s, 2035	485,160	608,008
IFB Ser. 3105, Class SI, IO, 18.993s, 2036	201,396	86,774
IFB Ser. 3489, Class SD, IO, 7.557s, 2032	638,653	84,695
IFB Ser. 2684, Class SP, IO, 7.257s, 2033	1,437,000	252,876
IFB Ser. 3184, Class SP, IO, 7.107s, 2033	1,339,537	158,672
IFB Ser. 3110, Class SP, IO, 7.057s, 2035	1,166,444	185,266
IFB Ser. 3156, Class PS, IO, 7.007s, 2036	10,959,745	1,641,551
IFB Ser. 3149, Class LS, IO, 6.957s, 2036	2,450,792	410,557
IFB Ser. 3119, Class PI, IO, 6.957s, 2036	1,967,772	326,571
IFB Ser. 2882, Class NS, IO, 6.957s, 2034	1,345,861	160,346
IFB Ser. 2882, Class LS, IO, 6.957s, 2034	443,965	61,581
IFB Ser. 3200, Class SB, IO, 6.907s, 2036	906,506	111,582
IFB Ser. 3149, Class SE, IO, 6.907s, 2036	762,191	116,448
IFB Ser. 2779, Class YS, IO, 6.907s, 2033	107,888	12,173
IFB Ser. 3203, Class SH, IO, 6.897s, 2036	792,558	120,664
IFB Ser. 3208, Class PS, IO, 6.857s, 2036	8,957,621	1,278,211
IFB Ser. 2835, Class AI, IO, 6.857s, 2034	296,610	42,596
IFB Ser. 2594, Class SE, IO, 6.807s, 2030	220,793	17,517
IFB Ser. 2828, Class TI, IO, 6.807s, 2030	382,445	43,434

IFB Ser. 3397, Class GS, IO, 6.757s, 2037	596,539	77,233
IFB Ser. 3287, Class SD, IO, 6.507s, 2037	873,077	116,836
IFB Ser. 3281, Class BI, IO, 6.507s, 2037	436,408	55,051
IFB Ser. 3281, Class CI, IO, 6.507s, 2037	427,731	52,597
IFB Ser. 3249, Class SI, IO, 6.507s, 2036	397,455	53,360
IFB Ser. 3028, Class ES, IO, 6.507s, 2035	1,277,986	181,887
IFB Ser. 3042, Class SP, IO, 6.507s, 2035	665,137	90,710
IFB Ser. 3316, Class SA, IO, 6.487s, 2037	1,035,457	123,542
IFB Ser. 2981, Class AS, IO, 6.477s, 2035	787,422	91,727
IFB Ser. 3287, Class SE, IO, 6.457s, 2037	1,541,204	204,703
IFB Ser. 3136, Class NS, IO, 6.457s, 2036	545,115	70,511
IFB Ser. 3122, Class DS, IO, 6.457s, 2036	838,335	124,194
IFB Ser. 3123, Class LI, IO, 6.457s, 2036	455,918	66,746
IFB Ser. 3108, Class SV, IO, 6.457s, 2036	15,482,242	1,934,506
IFB Ser. 3117, Class SC, IO, 6.457s, 2036	9,776,586	1,249,350
IFB Ser. 3139, Class SE, IO, 6.457s, 2036	14,895,153	1,682,259
IFB Ser. 3107, Class DC, IO, 6.457s, 2035	501,924	73,558
IFB Ser. 3001, Class IH, IO, 6.457s, 2035	2,563,230	329,016
IFB Ser. 2950, Class SM, IO, 6.457s, 2016	316,230	33,669
IFB Ser. 3256, Class S, IO, 6.447s, 2036	1,459,354	171,499
IFB Ser. 3031, Class BI, IO, 6.447s, 2035	438,666	74,940
IFB Ser. 3244, Class SB, IO, 6.417s, 2036	607,510	70,441
IFB Ser. 3249, Class SM, IO, 6.407s, 2036	1,467,002	183,258
IFB Ser. 3236, Class IS, IO, 6.407s, 2036	1,210,184	167,159
IFB Ser. 3240, Class SM, IO, 6.407s, 2036	1,462,819	174,754
IFB Ser. 3147, Class SD, IO, 6.407s, 2036	2,010,546	231,134
IFB Ser. 3398, Class SI, IO, 6.407s, 2036	2,047,479	235,644
IFB Ser. 3067, Class SI, IO, 6.407s, 2035	883,686	125,399
IFB Ser. 3033, Class SG, IO, 6.407s, 2035	644,374	76,984
IFB Ser. 3114, Class TS, IO, 6.407s, 2030	2,387,441	288,403
IFB Ser. 3128, Class JI, IO, 6.387s, 2036	256,278	30,523
IFB Ser. 3240, Class S, IO, 6.377s, 2036	2,167,603	254,282
IFB Ser. 3229, Class BI, IO, 6.377s, 2036	82,877	9,270
IFB Ser. 3065, Class DI, IO, 6.377s, 2035	332,890	44,139
IFB Ser. 3210, Class S, IO, 6.357s, 2036	219,199	22,420
IFB Ser. 3145, Class GI, IO, 6.357s, 2036	215,596	28,127
IFB Ser. 3114, Class IP, IO, 6.357s, 2036	3,842,254	438,709
IFB Ser. 3510, Class IB, IO, 6.357s, 2036	815,140	121,692
IFB Ser. 3218, Class AS, IO, 6.337s, 2036	781,842	95,461
IFB Ser. 3221, Class SI, IO, 6.337s, 2036	940,428	116,256
IFB Ser. 3424, Class XI, IO, 6.327s, 2036	1,643,376	209,207
IFB Ser. 3485, Class SI, IO, 6.307s, 2036	516,248	69,502
IFB Ser. 3346, Class SC, IO, 6.307s, 2033	7,113,572	877,886
IFB Ser. 3346, Class SB, IO, 6.307s, 2033	2,608,903	320,765
IFB Ser. 3201, Class SG, IO, 6.257s, 2036	1,286,281	148,848
IFB Ser. 3203, Class SE, IO, 6.257s, 2036	1,101,675	121,713
IFB Ser. 3238, Class LI, IO, 6.247s, 2036	769,693	86,744
IFB Ser. 3171, Class PS, IO, 6.242s, 2036	1,019,421	119,775
IFB Ser. 3171, Class ST, IO, 6.242s, 2036	815,737	95,849
IFB Ser. 3449, Class SL, IO, 6.237s, 2037	7,385,697	804,926
IFB Ser. 3152, Class SY, IO, 6.237s, 2036	2,056,414	264,331
IFB Ser. 3510, Class DI, IO, 6.237s, 2035	1,287,331	156,012
IFB Ser. 3181, Class PS, IO, 6.227s, 2036	676,791	90,291
IFB Ser. 3361, Class SI, IO, 6.207s, 2037	8,087,980	913,373
IFB Ser. 3284, Class BI, IO, 6.207s, 2037	712,089	86,046
IFB Ser. 3199, Class S, IO, 6.207s, 2036	1,743,296	202,292
IFB Ser. 3200, Class PI, IO, 6.207s, 2036	11,673,910	1,414,178
IFB Ser. 3284, Class LI, IO, 6.197s, 2037	2,121,197	241,604
IFB Ser. 3281, Class AI, IO, 6.187s, 2037	1,901,371	224,077
IFB Ser. 3261, Class SA, IO, 6.187s, 2037	669,077	77,292
IFB Ser. 3311, Class IA, IO, 6.167s, 2037	1,161,251	134,914
IFB Ser. 3311, Class IB, IO, 6.167s, 2037	1,161,251	134,914
IFB Ser. 3311, Class IC, IO, 6.167s, 2037	1,161,251	134,914
IFB Ser. 3311, Class ID, IO, 6.167s, 2037	1,161,251	134,914
IFB Ser. 3311, Class IE, IO, 6.167s, 2037	1,747,521	203,027
IFB Ser. 3311, Class PI, IO, 6.167s, 2037	1,132,611	130,640
IFB Ser. 3265, Class SC, IO, 6.167s, 2037	452,980	50,113
IFB Ser. 3240, Class GS, IO, 6.137s, 2036	1,353,073	150,922
IFB Ser. 3331, Class SP, IO, 6.107s, 2037	13,406,801	1,563,367
IFB Ser. 3257, Class SI, IO, 6.077s, 2036	580,188	68,285
IFB Ser. 3225, Class EY, IO, 6.047s, 2036	6,171,564	616,910
IFB Ser. 3225, Class JY, IO, 6.047s, 2036	2,520,960	272,869
IFB Ser. 3502, Class DS, IO, 5.907s, 2039	556,538	41,484
IFB Ser. 3339, Class TI, IO, 5.897s, 2037	1,693,708	179,906
IFB Ser. 3284, Class CI, IO, 5.877s, 2037	3,424,732	364,871
IFB Ser. 3309, Class SG, IO, 5.827s, 2037	1,345,916	140,110
IFB Ser. 3530, Class CS, IO, 5.807s, 2039	20,190,171	2,159,944
IFB Ser. 2965, Class SA, IO, 5.807s, 2032	828,368	84,933
IFB Ser. 3397, Class SQ, IO, 5.727s, 2037	1,664,098	166,227
IFB Ser. 3424, Class UI, IO, 5.517s, 2037	1,141,300	116,933
Ser. 3300, PO, zero %, 2037	364,503	309,998
Ser. 3226, Class YI, IO, zero %, 2036	918,503	2,891
Ser. 3176, Class YO, PO, zero %, 2036	95,220	93,515
Ser. 3142, PO, zero %, 2036	30,577	29,833
Ser. 3106, PO, zero %, 2036	45,794	45,356
Ser. 3084, Class ON, PO, zero %, 2035	46,420	43,886
Ser. 3078, PO, zero %, 2035	239,216	216,696
Ser. 3084, PO, zero %, 2035	51,680	51,341
Ser. 2971, Class KO, PO, zero %, 2035	61,922	56,721
Ser. 2980, PO, zero %, 2035	23,889	22,922
Ser. 2587, Class CO, PO, zero %, 2032	115,457	110,888
Ser. 201, PO, zero %, 2029	156,216	135,618
GE Capital Commercial Mortgage Corp. 144A
FRB Ser. 00-1, Class F, 7.789s, 2033	134,000	116,944
Ser. 00-1, Class G, 6.131s, 2033	468,000	130,489
GMAC Commercial Mortgage Securities, Inc. 144A Ser.
99-C3, Class G, 6.974s, 2036	356,795	274,732
Government National Mortgage Association
FRB Ser. 06-56, Class YF, zero %, 2036	31,961	31,847

FRB Ser. 98-2, Class EA, PO, zero %, 2028	40,426	33,081
IFB Ser. 07-41, Class SA, 38.723s, 2037	72,233	103,500
IFB Ser. 07-35, Class KS, 26.387s, 2037	599,387	756,707
IFB Ser. 08-47, Class S, IO, 7.459s, 2038	1,474,465	188,730
IFB Ser. 08-42, Class AI, IO, 7.449s, 2038	5,692,644	892,607
IFB Ser. 05-68, Class PU, IO, 7.054s, 2032	792,266	109,984
IFB Ser. 04-59, Class SC, IO, 6.959s, 2034	510,986	73,188
IFB Ser. 04-26, Class IS, IO, 6.959s, 2034	791,196	65,787
IFB Ser. 05-68, Class SN, IO, 6.958s, 2034	1,769,344	195,760
IFB Ser. 04-27, Class S, IO, 6.954s, 2032	1,898,176	145,685
IFB Ser. 07-47, Class SA, IO, 6.859s, 2036	1,357,163	169,035
IFB Ser. 04-47, Class SY, IO, 6.819s, 2034	949,550	112,958
IFB Ser. 04-96, Class KS, IO, 6.754s, 2034	818,181	114,545
IFB Ser. 04-5, Class PS, IO, 6.704s, 2033	929,000	149,941
IFB Ser. 07-35, Class NY, IO, 6.659s, 2035	1,472,470	151,163
IFB Ser. 04-70, Class SH, IO, 6.604s, 2034	3,317,640	455,678
IFB Ser. 07-18, Class S, IO, 6.559s, 2037	9,834,154	1,483,974
IFB Ser. 07-22, Class S, IO, 6.554s, 2037	703,462	81,123
IFB Ser. 07-11, Class SA, IO, 6.554s, 2037	2,235,198	221,620
IFB Ser. 07-14, Class SB, IO, 6.554s, 2037	5,129,406	513,300
IFB Ser. 07-8, Class SH, IO, 6.554s, 2037	61,313	7,879
IFB Ser. 05-84, Class AS, IO, 6.554s, 2035	2,109,546	250,014
IFB Ser. 05-77, Class CS, IO, 6.554s, 2032	865,760	77,783
IFB Ser. 04-106, Class SI, IO, 6.509s, 2034	512,356	78,857
IFB Ser. 07-51, Class SJ, IO, 6.504s, 2037	886,133	91,165
IFB Ser. 04-86, Class SW, IO, 6.504s, 2034	1,745,719	191,401
IFB Ser. 07-57, Class SI, IO, 6.494s, 2037	316,565	42,143
IFB Ser. 07-53, Class SY, IO, 6.489s, 2037	2,421,671	249,747
IFB Ser. 07-58, Class PS, IO, 6.454s, 2037	706,760	64,212
IFB Ser. 07-41, Class SM, IO, 6.454s, 2037	249,687	29,488
IFB Ser. 07-41, Class SN, IO, 6.454s, 2037	254,806	30,092
IFB Ser. 06-25, Class SI, IO, 6.454s, 2036	82,457	9,586
IFB Ser. 04-88, Class S, IO, 6.454s, 2032	1,041,172	65,446
IFB Ser. 07-59, Class PS, IO, 6.424s, 2037	671,409	54,882
IFB Ser. 07-59, Class SP, IO, 6.424s, 2037	235,785	19,636
IFB Ser. 07-48, Class SB, IO, 6.409s, 2037	2,377,265	196,956
IFB Ser. 07-16, Class KU, IO, 6.404s, 2037	309,201	37,151
IFB Ser. 08-6, Class TI, IO, 6.359s, 2032	1,601,510	113,643
IFB Ser. 07-45, Class QB, IO, 6.354s, 2037	371,015	33,044
IFB Ser. 04-22, Class SE, IO, 6.354s, 2034	862,038	84,480
IFB Ser. 07-17, Class AI, IO, 6.309s, 2037	2,877,379	407,207
IFB Ser. 07-78, Class SA, IO, 6.289s, 2037	4,288,748	444,838
IFB Ser. 08-2, Class SM, IO, 6.259s, 2038	3,064,519	308,643
IFB Ser. 07-9, Class AI, IO, 6.259s, 2037	1,368,850	143,442
IFB Ser. 06-26, Class S, IO, 6.254s, 2036	6,440,712	659,967
IFB Ser. 08-9, Class SK, IO, 6.234s, 2038	2,251,365	222,930
IFB Ser. 07-37, Class SM, IO, 6.229s, 2037	1,293,034	139,759
IFB Ser. 09-35, Class SP, IO, 6.159s, 2037	2,551,615	295,247
IFB Ser. 05-71, Class SA, IO, 6.119s, 2035	2,561,472	300,514
IFB Ser. 05-65, Class SI, IO, 6.104s, 2035	822,389	85,899
IFB Ser. 06-7, Class SB, IO, 6.074s, 2036	199,719	18,547
IFB Ser. 06-16, Class SX, IO, 6.044s, 2036	2,174,573	212,238
IFB Ser. 07-17, Class IB, IO, 6.004s, 2037	630,526	83,873
IFB Ser. 06-10, Class SM, IO, 6.004s, 2036	985,511	95,328
IFB Ser. 06-14, Class S, IO, 6.004s, 2036	892,452	85,119
IFB Ser. 05-57, Class PS, IO, 6.004s, 2035	1,598,440	164,190
IFB Ser. 06-11, Class ST, IO, 5.994s, 2036	547,851	51,558
IFB Ser. 07-25, Class KS, IO, 5.959s, 2037	1,536,308	141,479
IFB Ser. 07-21, Class S, IO, 5.959s, 2037	60,988	5,607
IFB Ser. 07-19, Class SJ, IO, 5.954s, 2037	3,360,560	276,339
IFB Ser. 07-7, Class EI, IO, 5.954s, 2037	4,042,134	326,079
IFB Ser. 07-7, Class JI, IO, 5.954s, 2037	1,649,603	172,334
IFB Ser. 07-1, Class S, IO, 5.954s, 2037	4,533,631	366,317
IFB Ser. 07-3, Class SA, IO, 5.954s, 2037	4,300,325	349,100
IFB Ser. 07-17, Class SI, IO, 5.947s, 2037	1,562,069	168,344
IFB Ser. 07-31, Class AI, IO, 5.939s, 2037	885,022	117,390
IFB Ser. 05-17, Class S, IO, 5.934s, 2035	1,219,670	136,847
IFB Ser. 07-62, Class S, IO, 5.909s, 2037	1,346,364	126,558
IFB Ser. 07-43, Class SC, IO, 5.859s, 2037	993,909	98,272
IFB Ser. 05-3, Class SN, IO, 5.854s, 2035	3,258,473	346,148
IFB Ser. 09-66, IO, 5.849s, 2039	9,876,733	955,604
IFB Ser. 07-28, Class SB, IO, 5.804s, 2037	924,225	97,663
IFB Ser. 04-41, Class SG, IO, 5.754s, 2034	2,712,128	146,056
Ser. 07-17, Class CI, IO, 7 1/2s, 2037	472,473	84,881
Ser. 06-36, Class OD, PO, zero %, 2036	29,553	24,826
Ser. 99-31, Class MP, PO, zero %, 2029	117,175	98,848
Greenwich Capital Commercial Funding Corp.
FRB Ser. 06-GG7, Class A2, 6.032s, 2038	1,589,000	1,611,109
Ser. 05-GG5, Class A2, 5.117s, 2037	1,463,000	1,459,425
GS Mortgage Securities Corp. II FRB Ser. 07-GG10,
Class A3, 5.999s, 2045	295,000	284,898
GS Mortgage Securities Corp. II 144A Ser. 05-GG4,
Class XC, IO, 0.296s, 2039	113,256,621	1,855,221
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP1, Class 1AS, IO, 5.946s, 2035	5,324,974	579,091
Ser. 06-RP2, Class 1AS1, IO, 5.69s, 2036	8,129,820	833,307
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035 (In default) (NON)	62,310	1,122
HSI Asset Loan Obligation FRB Ser. 07-AR1, Class 2A1,
6.051s, 2037	2,890,402	1,705,337
Impac CMB Trust FRB Ser. 05-4, Class 1A1A, 0.516s, 2035	2,356,916	1,520,211
IMPAC Secured Assets Corp. FRB Ser. 07-2, Class 1A1A,
0.356s, 2037 (F)	2,529,167	1,277,229
IndyMac Indx Mortgage Loan Trust
FRB Ser. 06-AR25, Class 5A1, 5.957s, 2036	700,096	399,157
FRB Ser. 07-AR15, Class 1A1, 5.939s, 2037	1,717,626	961,871
FRB Ser. 07-AR9, Class 2A1, 5.89s, 2037	1,783,858	945,445
FRB Ser. 07-AR7, Class 2A1, 5.518s, 2037	1,109,753	585,395
FRB Ser. 05-AR31, Class 3A1, 5.512s, 2036	2,985,757	1,731,739

FRB Ser. 07-AR11, Class 1A1, 5.126s, 2037		940,396	498,410
FRB Ser. 06-AR27, Class 2A2, 0.446s, 2036		3,314,954	1,922,673
JPMorgan Alternative Loan Trust
FRB Ser. 06-A3, Class 2A1, 6.048s, 2036		1,078,661	543,642
FRB Ser. 06-A1, Class 5A1, 5.93s, 2036		1,240,518	769,121
FRB Ser. 06-A6, Class 1A1, 0.406s, 2036		1,017,922	486,256
JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-LD12, Class AM, 6.26s, 2051		261,000	179,425
FRB Ser. 07-LD12, Class A3, 6.188s, 2051		2,582,000	2,409,921
FRB Ser. 07-LD11, Class A3, 6.006s, 2049		368,000	349,997
Ser. 07-CB20, Class A3, 5.863s, 2051		739,000	707,008
Ser. 07-LD12, Class A2, 5.827s, 2051		3,735,000	3,745,316
Ser. 07-CB20, Class A4, 5.794s, 2051		1,830,000	1,586,538
Ser. 06-CB17, Class A4, 5.429s, 2043		1,772,000	1,662,962
Ser. 06-LDP9, Class A3, 5.336s, 2047		4,377,000	3,750,529
Ser. 08-C2, Class X, IO, 0.643s, 2051		54,424,889	728,134
JPMorgan Chase Commercial Mortgage Securities Corp.
144A Ser. 07-CB20, Class X1, IO, 0.112s, 2051		53,092,665	426,828
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031		199,915	111,540
Ser. 98-C4, Class J, 5.6s, 2035		379,000	291,830
LB-UBS Commercial Mortgage Trust
Ser. 07-C2, Class A3, 5.43s, 2040		5,222,000	4,237,476
Ser. 07-C1, Class A4, 5.424s, 2040		6,872,000	5,763,055
Ser. 07-C2, Class A2, 5.303s, 2040		3,020,000	3,010,861
Mach One Commercial Mortgage Trust 144A
Ser. 04-1A, Class J, 5.45s, 2040		463,000	37,040
Ser. 04-1A, Class K, 5.45s, 2040		167,000	11,690
Ser. 04-1A, Class L, 5.45s, 2040		76,000	4,560
MASTR Alternative Loans Trust Ser. 06-3, Class 1A1,
6 1/4s, 2036		968,816	655,162
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.148s, 2049		43,362,382	487,129
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 05-A9, Class 3A1, 5.259s, 2035		247,407	195,152
Ser. 96-C2, Class JS, IO, 2.261s, 2028		776,962	27,194
Merrill Lynch Mortgage Trust FRB Ser. 07-C1, Class A3,
6.022s, 2050		196,000	169,930
Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A2, 6.119s, 2049		241,000	234,011
Ser. 07-7, Class A2, 5.693s, 2050		1,127,000	1,120,701
Ser. 06-3, Class A4, 5.414s, 2046		1,296,000	1,217,374
Ser. 06-4, Class A2, 5.112s, 2049		1,611,000	1,601,772
Mezz Cap Commercial Mortgage Trust Ser. 07-C5,
Class X, IO, 4.85s, 2017		2,087,293	125,238
Morgan Stanley Capital I
Ser. 98-CF1, Class E, 7.35s, 2032		915,000	557,651
FRB Ser. 08-T29, Class A3, 6.458s, 2043		611,000	594,711
FRB Ser. 07-IQ15, Class A2, 6.036s, 2049		2,378,000	2,391,186
Ser. 07-HQ13, Class A2, 5.649s, 2044		1,639,000	1,622,580
Ser. 07-IQ13, Class A3, 5.331s, 2044		2,828,000	2,540,234
Morgan Stanley Capital I 144A
FRB Ser. 04-RR, Class F7, 6s, 2039		1,380,000	96,600
Ser. 07-HQ13, Class X1, IO, 0.817s, 2044		23,380,269	534,239
Morgan Stanley Mortgage Loan Trust
FRB Ser. 07-11AR, Class 2A1, 6.343s, 2037		3,935,204	1,908,574
FRB Ser. 07-14AR, Class 6A1, 6.233s, 2037		1,079,397	636,844
Ser. 06-6AR, Class 2A, 5.411s, 2036		3,740,100	2,281,461
Ser. 05-5AR, Class 2A1, 3.991s, 2035		745,793	432,560
Mortgage Capital Funding, Inc. Ser. 97-MC2, Class X,
IO, 1.988s, 2012		1,947	49
PNC Mortgage Acceptance Corp. 144A Ser. 00-C1,
Class J, 6 5/8s, 2010		157,000	97,340
Residential Asset Securitization Trust Ser. 07-A5,
Class 2A3, 6s, 2037		2,287,252	1,440,969
STRIPS 144A
Ser. 03-1A, Class M, 5s, 2018		133,000	73,150
Ser. 03-1A, Class N, 5s, 2018		158,000	80,580
Ser. 04-1A, Class M, 5s, 2018		143,000	70,070
Ser. 04-1A, Class N, 5s, 2018		137,000	56,170
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-10, Class 1A1, 6s, 2037		499,850	289,249
FRB Ser. 06-9, Class 1A1, 5.653s, 2036		813,220	430,680
FRB Ser. 06-12, Class 1A1, 0.406s, 2037		5,985,462	3,292,004
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 6.004s, 2037		2,421,834	260,347
Ser. 05-RF7, Class A, IO, 5.65s, 2035		671,305	69,648
Ser. 07-4, Class 1A4, IO, 1s, 2037		2,597,686	77,359
Structured Asset Securities Corp. 144A
Ser. 05-RF1, Class A, IO, 5.951s, 2035		651,511	69,223
Ser. 05-RF3, Class 1A, IO, 5.717s, 2035		575,550	59,713
Ser. 07-RF1, Class 1A, IO, 5.371s, 2037		3,481,857	335,129
Titan Europe PLC 144A
FRB Ser. 05-CT2A, Class E, 7.095s, 2014 (United
Kingdom)	GBP	165,399	175,510
FRB Ser. 05-CT1A, Class D, 7.095s, 2014 (United
Kingdom)	GBP	328,253	170,745
Ursus EPC 144A FRB Ser. 1-A, Class D, 6.938s, 2012
(Ireland) (F)	GBP	178,573	57,171
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C33, Class A3, 6.1s, 2051		$3,618,000	3,483,415
Ser. 07-C31, Class A3, 5.483s, 2047		566,000	526,037
Ser. 07-C31, Class A2, 5.421s, 2047		3,246,000	3,179,808
Ser. 07-C30, Class A3, 5.246s, 2043		4,186,000	4,008,754
Ser. 07-C34, IO, 0.52s, 2046		14,052,865	202,709
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser.
05-WL5A, Class L, 3.543s, 2018		363,000	108,900
Wells Fargo Alternative Loan Trust FRB Ser. 07-PA6,
Class A1, 6.558s, 2037		9,048,086	5,139,030

Total Mortgage-backed securities (cost $232,772,191)			$253,436,646

CORPORATE BONDS AND NOTES (20.3%)(a)
		Principal amount	Value

Basic materials (1.5%)
Beverage Packaging Holdings Luxembourg II SA company
guaranty sr. notes Ser. REGS, 8s, 2016 (Luxembourg)	EUR	186,000	$275,102
Builders FirstSource, Inc. company guaranty sr. notes
FRN 4.69s, 2012		$220,000	190,300
Clondalkin Acquisition BV 144A company guaranty sr.
notes FRN 2.299s, 2013 (Netherlands)		255,000	207,825
Cognis GmbH company guaranty sr. bonds FRB Ser. REGS,
2.773s, 2013 (Netherlands)	EUR	186,000	237,424
Dow Chemical Co. (The) sr. unsec. notes 7.6s, 2014		$149,000	164,831
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017		999,000	1,061,438
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 1/4s, 2015		311,000	330,438
Georgia-Pacific, LLC sr. unsec. unsub. notes 9 1/2s,
2011		66,000	70,290
Georgia-Pacific, LLC sr. unsec. unsub. notes 8 1/8s,
2011		40,000	41,500
Grief, Inc. 144A sr. notes 7 3/4s, 2019		70,000	72,100
Hanson PLC, Ltd. company guaranty sr. unsec. unsub.
notes 7 7/8s, 2010 (United Kingdom)		120,000	123,450
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014		185,000	159,100
International Paper Co. sr. unsec. notes 9 3/8s, 2019		114,000	132,810
Lecta S.A. company guaranty sr. sec. notes FRN Ser.
REGS, 3.498s, 2014 (Luxembourg)	EUR	218,000	257,521
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016		$165,000	176,008
Nalco Co. 144A sr. notes 8 1/4s, 2017		52,000	54,600
NewPage Holding Corp. sr. unsec. unsub. notes FRN
8.579s, 2013 (PIK)		74,717	13,823
Novelis, Inc. company guaranty sr. unsec. notes
7 1/4s, 2015		86,000	74,390
Novelis, Inc. 144A sr. unsec. notes 11 1/2s, 2015		90,000	90,900
PE Paper Escrow GmbH sr. notes Ser. REGS, 11 3/4s,
2014 (Austria)	EUR	55,000	85,340
PE Paper Escrow GmbH 144A sr. notes 12s, 2014 (Austria)		$100,000	108,000
Rhodia SA sr. unsec. notes FRN Ser. REGS, 3.746s, 2013
(France)	EUR	366,000	476,344
Rockwood Specialties Group, Inc. company guaranty sr.
unsec. sub. notes 7 5/8s, 2014	EUR	50,000	73,220
SGL Carbon SE company guaranty sr. sub. notes FRN Ser.
EMTN, 2.123s, 2015 (Germany)	EUR	182,000	234,538
Smurfit Kappa Funding PLC sr. unsec. sub. notes
7 3/4s, 2015 (Ireland)		$320,000	281,600
Smurfit-Stone Container Corp. sr. unsec. unsub. notes
8 3/8s, 2012 (In default) (NON)		310,000	221,263
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2015		155,000	148,413
Steel Dynamics, Inc. 144A sr. notes 7 3/4s, 2016		253,000	254,265
Teck Resources, Ltd. sr. notes 10 3/4s, 2019 (Canada)		197,000	229,013
Teck Resources, Ltd. sr. notes 10 1/4s, 2016 (Canada)		334,000	377,420
Teck Resources, Ltd. sr. notes 9 3/4s, 2014 (Canada)		431,000	474,100
Verso Paper Holdings, LLC/Verso Paper, Inc. company
guaranty sr. sub. notes Ser. B, 9 1/8s, 2014		120,000	88,800
Verso Paper Holdings, LLC/Verso Paper, Inc. 144A sr.
notes 11 1/2s, 2014		226,000	231,650
Weyerhaeuser Co. sr. unsec. notes 7 3/8s, 2019		130,000	129,239
			7,147,055

Capital goods (1.0%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		72,000	69,480
Ardagh Glass Finance B.V. company guaranty sr. notes
Ser. REGS, 8 7/8s, 2013 (Netherlands)	EUR	144,000	216,145
Ball Corp. company guaranty sr. unsec. notes 7 3/8s,
2019		$30,000	30,450
Ball Corp. company guaranty sr. unsec. notes 7 1/8s,
2016		45,000	45,900
BBC Holding Corp. sr. notes 8 7/8s, 2014		410,000	390,525
Belden CDT, Inc. 144A company guaranty sr. sub. notes
9 1/4s, 2019		102,000	106,080
Berry Plastics Holding Corp. company guaranty sr.
unsec. sub. notes 10 1/4s, 2016		75,000	63,750
Bombardier, Inc. 144A sr. unsec. notes FRN 3.998s,
2013 (Canada)	EUR	94,000	130,518
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013		$383,000	386,830
General Cable Corp. company guaranty sr. unsec. notes
FRN 2.972s, 2015		155,000	136,013
Graham Packaging Co., Inc. company guaranty sr. unsec.
notes 8 1/2s, 2012		116,000	117,160
Impress Holdings BV company guaranty sr. sec. bonds
FRB Ser. REGS, 4.121s, 2013 (Netherlands)	EUR	163,000	224,375
L-3 Communications Corp. company guaranty sr. unsec.
sub. notes 6 1/8s, 2014		$528,000	531,960
L-3 Communications Corp. company guaranty sr. unsec.
sub. notes 5 7/8s, 2015		408,000	405,960
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)		469,000	438,586
RBS Global, Inc./Rexnord Corp. company guaranty sr.
unsec. unsub. notes 9 1/2s, 2014		379,000	367,630
Rexam PLC jr. unsec. sub. bonds FRB 6 3/4s, 2067

(United Kingdom)	EUR	50,000	65,217
Ryerson Tull, Inc. company guaranty sr. sec. notes
12 1/4s, 2015		$428,000	406,600
Spirit Aerosystems Inc. 144A company guaranty sr.
notes 7 1/2s, 2017		65,000	64,675
Titan International, Inc. company guaranty sr. unsec.
notes 8s, 2012		119,000	115,133
Transdigm, Inc. company guaranty sr. unsec. sub. notes
7 3/4s, 2014		373,000	370,203
Transdigm, Inc. 144A company guaranty sr. sub. notes
7 3/4s, 2014 (FWC)		85,000	82,556
			4,765,746

Communication services (2.4%)
American Tower Corp. sr. unsec. notes 7s, 2017		325,000	333,125
Cablecom SCA sr. notes Ser. REGS, 8s, 2016
(Netherlands)	EUR	93,000	129,380
CCH I Holdings, LLC company guaranty sr. unsec. unsub.
notes 12 1/8s, 2015 (In default) (NON)		$15,000	150
CCH II, LLC sr. unsec. notes 10 1/4s, 2010
(In default) (NON)		47,000	52,875
CCH II, LLC sr. unsec. notes Ser. B, 10 1/4s, 2010
(In default) (NON)		548,000	613,760
Centennial Cellular Operating Co., LLC company
guaranty 10 1/8s, 2013		195,000	200,850
Centennial Communications Corp. sr. unsec. notes FRN
6.346s, 2013		55,000	53,625
Cincinnati Bell, Inc. company guaranty 7s, 2015		442,000	428,740
Cricket Communications, Inc. company guaranty 9 3/8s,
2014		215,000	218,225
Cricket Communications, Inc. company guaranty sr.
unsec. unsub. notes 10s, 2015		500,000	513,750
CSC Holdings, Inc. sr. notes 6 3/4s, 2012		904,000	931,120
Digicel Group, Ltd. 144A sr. unsec. notes 8 7/8s, 2015
(Jamaica)		200,000	186,000
Frontier Communications Corp. sr. unsec. notes 8 1/8s,
2018		412,000	417,150
Global Crossing UK Finance PLC company guaranty
11 3/4s, 2014 (United Kingdom)	GBP	182,000	288,378
Global Crossing, Ltd. 144A sr. sec. notes 12s, 2015
(United Kingdom)		$30,000	31,500
iesy Hessen GmbH & Co. company guaranty FRN Ser. REGS,
3.778s, 2013 (Germany)	EUR	325,000	455,308
Inmarsat Finance PLC company guaranty 10 3/8s, 2012
(United Kingdom)		$581,000	601,335
Intelsat Subsidiary Holding Co., Ltd. company guaranty
sr. unsec. notes Ser. *, 8 7/8s, 2015 (Bermuda)		457,000	464,998
iPCS, Inc. company guaranty sr. notes FRN 2.608s, 2013		105,000	88,725
Level 3 Financing, Inc. company guaranty 9 1/4s, 2014		530,000	467,063
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014		70,000	71,575
NII Capital Corp. 144A company guaranty sr. notes 10s,
2016		85,000	88,400
Nordic Telephone Co. Holdings ApS sec. notes Ser.
REGS, 8 1/4s, 2016 (Denmark)	EUR	255,000	393,960
PAETEC Holding Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2015		$170,000	154,275
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		273,000	269,588
Qwest Corp. sr. unsec. notes 7 1/2s, 2014		55,000	55,550
Qwest Corp. sr. unsec. unsub. notes 8 7/8s, 2012		947,000	996,718
Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025		148,000	127,650
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012		290,000	295,800
SBA Telecommunications, Inc. 144A company guaranty sr.
notes 8 1/4s, 2019		120,000	123,600
SBA Telecommunications, Inc. 144A company guaranty sr.
notes 8s, 2016		220,000	224,950
Sprint Nextel Corp. sr. notes 8 3/8s, 2017		1,305,000	1,298,475
UPC Holdings BV sr. notes Ser. REGS, 8 5/8s, 2014
(Netherlands)	EUR	69,000	102,054
West Corp. company guaranty 9 1/2s, 2014		$290,000	284,200
Wind Acquisition Finance SA sr. notes Ser. REGS,
11 3/4s, 2017 (Netherlands)	EUR	232,000	378,811
			11,341,663

Consumer cyclicals (3.9%)
Affinia Group, Inc. 144A sr. notes 10 3/4s, 2016		$30,000	32,250
Affinion Group, Inc. company guaranty 11 1/2s, 2015		300,000	308,250
Affinion Group, Inc. company guaranty 10 1/8s, 2013		345,000	354,488
Affinity Group, Inc. sr. sub. notes 9s, 2012		394,000	274,815
Allison Transmission, Inc. 144A company guaranty sr.
unsec. notes 11 1/4s, 2015 (PIK)		252,000	234,360
AMC Entertainment, Inc. company guaranty 11s, 2016		208,000	221,520
AMC Entertainment, Inc. sr. sub. notes 8s, 2014		171,000	165,015
American Casino & Entertainment Properties LLC 144A
sr. notes 11s, 2014		225,000	200,250
Bon-Ton Stores, Inc. (The) company guaranty 10 1/4s,
2014		130,000	94,900
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014		121,000	108,295
Building Materials Corp. company guaranty notes
7 3/4s, 2014		315,000	303,188
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)
(In default) (NON)		238,256	187,031
Cenveo Corp. 144A company guaranty sr. unsec. notes
10 1/2s, 2016		220,000	206,800
Cirsa Capital Luxembourg SA company guaranty Ser.

REGS, 7 7/8s, 2012 (Luxembourg)	EUR	93,000	131,423
Clear Channel Communications, Inc. company guaranty
unsec. unsub. notes 10 3/4s, 2016		$240,000	130,800
Clear Channel Communications, Inc. sr. unsec. notes
7.65s, 2010		218,000	183,120
Codere Finance Luxembourg SA sr. sec. notes Ser. REGS,
8 1/4s, 2015 (Luxembourg)	EUR	272,000	358,485
D.R. Horton, Inc. sr. notes 7 7/8s, 2011		$640,000	672,000
DIRECTV Holdings, LLC company guaranty sr. unsec.
notes 7 5/8s, 2016		110,000	117,700
DIRECTV Holdings, LLC company guaranty sr. unsec.
notes 6 3/8s, 2015		860,000	870,750
Echostar DBS Corp. company guaranty 6 5/8s, 2014		1,506,000	1,464,585
Europcar Groupe SA company guaranty sr. sub. bond FRB
Ser. REGS, 4.373s, 2013 (France)	EUR	193,000	248,714
Fiat Finance Lux, Ltd. SA company guaranty Ser. EMTN,
7 5/8s, 2014 (Italy)	EUR	273,000	412,638
Ford Motor Credit Co., LLC sr. notes 9 7/8s, 2011		$523,000	534,768
Ford Motor Credit Co., LLC sr. unsec. notes 9 3/4s,
2010		711,000	730,553
Goodyear Tire & Rubber Co. (The) sr. unsec. notes
10 1/2s, 2016		490,000	531,650
Grupo Televisa SA sr. unsec. notes 6s, 2018 (Mexico)		265,000	266,235
Hanesbrands, Inc. company guaranty sr. unsec. notes
FRN Ser. B, 4.593s, 2014		45,000	39,488
Harrah's Operating Co., Inc. 144A sr. sec. notes
11 1/4s, 2017		225,000	227,250
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)		615,000	620,381
Interpublic Group of Companies, Inc. (The) 144A sr.
unsec. notes 10s, 2017		205,000	221,400
ISS Holdings A/S sr. sub. notes Ser. REGS, 8 7/8s,
2016 (Denmark)	EUR	353,000	465,240
Jarden Corp. company guaranty 7 1/2s, 2017		$340,000	330,650
Lamar Media Corp. company guaranty 7 1/4s, 2013		230,000	226,263
Lamar Media Corp. company guaranty sr. notes 9 3/4s,
2014		120,000	129,900
Lender Processing Services, Inc. company guaranty sr.
unsec. unsub. notes 8 1/8s, 2016		749,000	778,960
Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016		75,000	75,938
Levi Strauss & Co. sr. unsec. unsub. notes 9 3/4s, 2015		502,000	522,080
Liberty Media, LLC sr. notes 5.7s, 2013		116,000	109,910
Lottomatica SpA sub. notes FRN Ser. REGS, 8 1/4s, 2066
(Italy)	EUR	180,000	254,366
Masco Corp. sr. unsec. unsub. notes 6 1/8s, 2016		$306,000	290,054
Mashantucket Western Pequot Tribe 144A bonds 8 1/2s,
2015		320,000	116,000
Meritage Homes Corp. company guaranty 6 1/4s, 2015		90,000	82,800
Meritage Homes Corp. sr. notes 7s, 2014		32,000	30,000
MGM Mirage, Inc. company guaranty 8 1/2s, 2010		51,000	50,618
MGM Mirage, Inc. company guaranty 6 3/4s, 2013		136,000	113,730
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty 10s, 2014		362,000	363,810
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty sr. unsec. sub. disc. notes stepped-coupon
zero % (12 1/2s, 8/1/11), 2016 (STP)		318,000	250,425
Owens Corning, Inc. company guaranty unsec. unsub.
notes 9s, 2019		576,000	622,080
Penn National Gaming, Inc. 144A sr. unsec. sub. notes
8 3/4s, 2019		60,000	60,150
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. sub. notes 7 1/2s, 2015		240,000	212,400
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012		331,000	331,000
Pinnacle Entertainment, Inc. 144A sr. notes 8 5/8s,
2017		65,000	65,325
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014		55,000	50,875
Sirius XM Radio, Inc. 144A sr. notes 9 3/4s, 2015		315,000	321,300
Standard Pacific Corp. company guaranty sr. unsec.
unsub. notes 7s, 2015		149,000	130,375
Station Casinos, Inc. sr. notes 6s, 2012
(In default) (NON)		290,000	85,550
Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s,
2013		186,000	193,440
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sec.
notes 10s, 2013		108,000	110,160
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014 (In default) (NON)		214,000	147,660
Travelport LLC company guaranty 9 7/8s, 2014		221,000	213,818
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015 (In default) (NON)		166,000	19,920
TUI AG sr. unsec. notes 7 3/8s, 2011 (Germany)	EUR	41,000	56,738
TVN Finance Corp. PLC notes 9 1/2s, 2013 (United
Kingdom)	EUR	109,000	140,465
Umbrella Acquisition, Inc. 144A company guaranty sr.
unsec. unsub. notes 9 3/4s, 2015 (PIK)		$221,025	170,189
Vertis, Inc. company guaranty sr. notes 13 1/2s, 2014
(PIK)		164,013	13,121
Visant Corp. Company guaranty sr. unsec. sub. notes
company guaranty 7 5/8s, 2012		454,000	454,568
Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016		85,000	88,400
Young Broadcasting, Inc. company guaranty sr. sub.
notes 8 3/4s, 2014 (In default) (NON)		61,000	115
Young Broadcasting, Inc. company guaranty sr. unsec.
sub. notes 10s, 2011 (In default) (NON)		177,000	221
			18,131,716

Consumer staples (0.2%)
Archibald Candy Corp. company guaranty 10s, 2009 (In

default) (F)(NON)		77,746	1,201
Avis Budget Car Rental, LLC company guaranty sr.
unsec. unsub. notes 7 3/4s, 2016		205,000	178,350
Great Atlantic & Pacific Tea Co. 144A sr. notes
11 3/8s, 2015		120,000	121,500
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012		262,000	267,240
Rite Aid Corp. company guaranty 9 1/2s, 2017		241,000	195,210
Rite Aid Corp. sec. notes 7 1/2s, 2017		230,000	202,400
			965,901

Energy (3.9%)
Arch Western Finance, LLC company guaranty sr. notes
6 3/4s, 2013		1,110,000	1,091,963
Chaparral Energy, Inc. company guaranty sr. unsec.
notes 8 7/8s, 2017		235,000	189,175
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013		903,000	897,356
Complete Production Services, Inc. company guaranty
8s, 2016		380,000	345,800
Comstock Resources, Inc. sr. notes 6 7/8s, 2012		420,000	416,850
Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)		175,000	142,625
Connacher Oil and Gas, Ltd. 144A sr. sec. notes
11 3/4s, 2014 (Canada)		65,000	69,225
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015		405,000	401,963
Dong Energy A/S jr. unsec. sub. notes FRN 5 1/2s, 2035
(Denmark)	EUR	156,000	218,027
Empresa Nacional del Petroleo 144A sr. unsec. notes
6 1/4s, 2019 (Chile)		$700,000	747,395
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014		520,000	494,650
Forest Oil Corp. sr. notes 8s, 2011		485,000	492,275
Gaz Capital for Gazprom 144A sr. unsec. notes 7.288s,
2037 (Russia)		240,000	224,400
Gaz Capital SA sr. unsec. notes Ser. REGS, 7.288s,
2037 (Russia)		335,000	313,225
Gaz Capital SA 144A company guaranty sr. unsec. bond
8.146s, 2018 (Russia)		149,000	157,199
Gaz Capital SA 144A sr. sec. bond 9 1/4s, 2019 (Russia)		325,000	362,508
Gaz Capital SA 144A sr. unsec. 6.51s, 2022 (Russia)		207,000	189,674
Harvest Operations Corp. sr. notes 7 7/8s, 2011		456,000	440,040
Helix Energy Solutions Group, Inc. 144A sr. unsec.
notes 9 1/2s, 2016		530,000	530,000
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014		395,000	366,363
Key Energy Services, Inc. company guaranty sr. unsec.
unsub. notes 8 3/8s, 2014		150,000	142,500
Lukoil International Finance 144A company guaranty
6.656s, 2022 (Russia)		430,000	399,900
Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s,
2014		294,000	288,855
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011		193,871	196,524
Peabody Energy Corp. company guaranty 7 3/8s, 2016		550,000	555,500
Pemex Project Funding Master Trust company guaranty
sr. unsec. unsub. bonds 6 5/8s, 2035 (Mexico)		380,000	367,056
Pemex Project Funding Master Trust company guaranty
unsec. unsub. notes 6 5/8s, 2038 (Mexico)		75,000	70,500
Petrobras International Finance Co. company guaranty
sr. unsec. notes 7 7/8s, 2019 (Brazil)		900,000	1,035,000
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013		120,000	123,300
Petroleos de Venezuela SA company guaranty sr. unsec.
notes 5 1/4s, 2017 (Venezuela)		3,965,000	2,428,563
Petroleos de Venezuela SA company guaranty sr. unsec.
unsub. notes 5 1/2s, 2037 (Venezuela)		265,000	123,888
Petroleos de Venezuela SA company guaranty sr. unsec.
unsub. notes 5 3/8s, 2027 (Venezuela)		265,000	126,538
Petroleos de Venezuela SA sr. unsec. bonds zero %,
2011 (Venezuela)		665,000	502,075
Petroleum Co. of Trinidad & Tobago Ltd. 144A sr.
unsec. notes 9 3/4s, 2019 (Trinidad)		275,000	311,438
Petroleum Co. of Trinidad & Tobago Ltd. 144A sr.
unsec. notes 6s, 2022 (Trinidad)		433,000	405,128
Petroleum Development Corp. company guaranty sr.
unsec. notes 12s, 2018		280,000	275,800
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015		60,000	59,550
Plains Exploration & Production Co. company guaranty
7s, 2017		60,000	57,150
Plains Exploration & Production Co. company guaranty
sr. unsec. notes 10s, 2016		365,000	393,288
Power Sector Assets & Liabilites Management Corp. 144A
govt. guaranty sr. unsec. notes 7 1/4s, 2019
(Philippines)		450,000	479,250
Pride International, Inc. sr. unsec. notes 7 3/8s, 2014		420,000	430,500
Range Resources Corp. company guaranty sr. unsec. sub.
notes 7 1/2s, 2017		262,000	260,690
SandRidge Energy, Inc. 144A company guaranty sr.
unsec. unsub. notes 8s, 2018		425,000	409,063
Targa Resources, Inc. company guaranty sr. unsec.
notes 8 1/2s, 2013		115,000	108,100
Williams Cos., Inc. (The) notes 7 3/4s, 2031		150,000	157,287
Williams Cos., Inc. (The) sr. unsec. notes 7 5/8s, 2019		460,000	496,639
			18,294,795

Financials (4.2%)
Banco Do Brasil 144A sr. unsec. 5.113s, 2017 (Brazil)	BRL	393,000	218,484
Bosphorus Financial Services, Ltd. 144A sr. notes FRN
2.24s, 2012		$679,375	598,614
GMAC, LLC 144A company guaranty sr. unsec. unsub.

notes 7s, 2012		44,000	40,920
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 6 7/8s, 2012		298,000	274,160
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 6 7/8s, 2011		44,000	41,580
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 6 5/8s, 2012		322,000	296,240
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes FRN 2.561s, 2014		31,000	24,025
Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037		160,000	166,153
HSBC Capital Funding LP/ Jersey Channel Islands
company guaranty sub. FRB 5.13s, 2049 (United Kingdom)	EUR	208,000	267,392
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015		$70,000	65,188
HUB International Holdings, Inc. 144A sr. unsec.
unsub. notes 9s, 2014		50,000	48,250
JPMorgan Chase & Co. 144A sr. unsec. notes FRN zero %,
2017		500,000	339,650
JPMorgan Chase & Co. 144A sr. unsec. unsub. notes FRN
10.82s, 2011	RUB	18,000,000	567,629
JPMorgan Chase & Co. 144A unsec. unsub. notes 0.163s,
2012	INR	14,000,000	313,836
Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015		$225,000	229,500
Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017		184,000	176,640
Liberty Mutual Insurance 144A notes 7.697s, 2097		480,000	368,715
Merrill Lynch & Co., Inc. notes FRN Ser. MTN, 0.704s,
2011		265,000	257,908
RSHB Capital SA for OJSC Russian Agricultural Bank
sub. bonds FRB 6.97s, 2016 (Russia)		2,210,000	2,105,975
RSHB Capital SA for OJSC Russian Agricultural Bank
144A notes 9s, 2014 (Russia)		390,000	427,362
Russian Agricultural Bank 144A notes 7 3/4s, 2018
(Russia)		370,000	380,508
Russian Agricultural Bank 144A notes 7 1/8s, 2014
(Russia)		1,295,000	1,331,001
Shinhan Bank 144A sr. unsec. bond 6s, 2012 (South
Korea)		208,000	218,462
UBS Luxembourg SA for Sberbank sub. bonds
stepped-coupon 6.23s (7.429s, 2/11/10), 2015 (Russia)
(STP)		920,000	919,402
USI Holdings Corp. 144A company guaranty sr. unsec.
notes FRN 4.315s, 2014		45,000	37,406
VTB Capital SA sr. notes 6 1/4s, 2035 (Russia)		400,000	373,000
VTB Capital SA 144A bonds 6 1/4s, 2035 (Russia)		2,640,000	2,461,800
VTB Capital SA 144A notes 7 1/2s, 2011 (Russia)		639,000	658,969
VTB Capital SA 144A notes 6 7/8s, 2018 (Russia)		2,591,000	2,552,135
VTB Capital SA 144A sec. notes 6.609s, 2012 (Russia)		3,676,000	3,654,679
			19,415,583

Health care (1.2%)
Bayer AG jr. unsec. sub. bonds FRB 5s, 2105 (Germany)	EUR	156,000	213,019
Community Health Systems, Inc. company guaranty
8 7/8s, 2015		$223,000	228,575
DaVita, Inc. company guaranty 6 5/8s, 2013		119,000	117,810
Elan Finance PLC/Elan Finance Corp. company guaranty
7 3/4s, 2011 (Ireland)		165,000	168,300
HCA, Inc. company guaranty 9 5/8s, 2016 (PIK)		336,000	349,440
HCA, Inc. sr. sec. notes 9 1/4s, 2016		124,000	128,185
HCA, Inc. sr. sec. notes 9 1/8s, 2014		205,000	211,663
Omnicare, Inc. company guaranty 6 3/4s, 2013		170,000	164,475
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013		460,000	442,750
Select Medical Corp. company guaranty 7 5/8s, 2015		522,000	488,723
Service Corporation International debs. 7 7/8s, 2013		63,000	61,740
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013		542,000	527,095
Sun Healthcare Group, Inc. company guaranty sr. unsec.
unsub. notes 9 1/8s, 2015		145,000	144,275
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017		335,000	268,000
Surgical Care Affiliates, Inc. 144A sr. unsec. notes
8 7/8s, 2015 (PIK)		167,700	133,322
Tenet Healthcare Corp. 144A company guaranty sr. sec.
notes 10s, 2018		120,000	132,300
Tenet Healthcare Corp. 144A company guaranty sr. sec.
notes 9s, 2015		536,000	560,120
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014		537,000	547,740
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)		260,000	273,000
Ventas Realty LP/Capital Corp. company guaranty sr.
unsec. notes 7 1/8s, 2015 (R)		250,000	248,125
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s,
2014 (R)		135,000	130,613
			5,539,270

Technology (0.9%)
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012		253,000	227,700
Avago Technologies Finance company guaranty sr. unsec.
notes 10 1/8s, 2013 (Singapore)		90,000	94,725
Ceridian Corp. sr. unsec. notes 11 1/4s, 2015		372,000	333,405
Compucom Systems, Inc. 144A sr. sub. notes 12 1/2s,
2015		125,000	116,563
First Data Corp. company guaranty sr. unsec. notes
9 7/8s, 2015		165,000	152,419
First Data Corp. company guaranty sr. unsec. notes
10.55s, 2015 (PIK)		195,000	165,750
First Data Corp. company guaranty sr. unsec. sub.
notes 11 1/4s, 2016		193,000	165,980

Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 8 7/8s, 2014		803,000	614,295
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub. notes 10 1/8s, 2016		10,000	6,650
Iron Mountain, Inc. company guaranty 6 5/8s, 2016		140,000	135,100
Iron Mountain, Inc. company guaranty sr. unsec. sub.
notes 8s, 2020		440,000	444,400
Iron Mountain, Inc. sr. sub. notes 8 3/8s, 2021		155,000	159,650
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011
(Cayman Islands) (In default) (NON)		11,000	14
Sanmina Corp. sr. unsec. sub. notes 8 1/8s, 2016		111,000	103,785
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015		370,000	377,400
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013		746,000	753,460
Unisys Corp. 144A company guaranty sr. sub. notes
14 1/4s, 2015		385,000	398,475
			4,249,771

Transportation (0.2%)
British Airways PLC sr. unsec. 8 3/4s, 2016 (United
Kingdom)	GBP	189,000	273,252
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013		$245,000	234,281
RailAmerica, Inc. 144A company guaranty sr. notes
9 1/4s, 2017		200,000	209,500
			717,033

Utilities and power (0.9%)
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017		105,000	105,656
AES Corp. (The) 144A sec. notes 8 3/4s, 2013		528,000	537,900
Allegheny Energy Supply 144A sr. unsec. bond 8 1/4s,
2012		164,000	180,659
CMS Energy Corp. sr. unsec. unsub. notes 6.3s, 2012		115,000	117,144
Colorado Interstate Gas Co. debs. 6.85s, 2037 (Canada)		290,000	297,296
Dynegy-Roseton Danskamme sec. bonds 7.27s, 2010		168,669	168,247
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016		109,000	95,375
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013		48,000	45,000
Edison Mission Energy sr. unsec. notes 7.2s, 2019		109,000	88,290
Edison Mission Energy sr. unsec. notes 7s, 2017		17,000	14,195
El Paso Natural Gas Co. debs. 8 5/8s, 2022		160,000	194,394
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016		95,000	95,238
Majapahit Holding BV 144A company guaranty sr. unsec.
notes 8s, 2019 (Indonesia)		300,000	320,250
Mirant Americas Generation, Inc. sr. unsec. notes
8.3s, 2011		110,000	111,650
NRG Energy, Inc. sr. notes 7 3/8s, 2016		170,000	164,475
Orion Power Holdings, Inc. sr. unsec. notes 12s, 2010		550,000	569,250
Sierra Pacific Resources sr. unsec. notes 8 5/8s, 2014		309,000	317,884
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes Ser. *, 7.2s, 2011		150,000	156,794
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes Ser. *, 7s, 2012		255,000	272,419
Tennessee Gas Pipeline Co. sr. unsec. unsub. debs. 7s,
2028		65,000	69,261
Utilicorp United, Inc. sr. unsec. notes 7.95s, 2011		15,000	15,762
Vattenfall Treasury AB company guaranty jr. unsec.
sub. bond FRB 5 1/4s, 2049 (Sweden)	EUR	156,000	222,434
			4,159,573

Total corporate bonds and notes (cost $94,300,318)			$94,728,106

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (9.3%)(a)
		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (3.9%)
Government National Mortgage Association Pass-Through
Certificates
6 1/2s, TBA, October 1, 2039		$2,000,000	$2,127,500
4 1/2s, TBA, October 1, 2039		16,000,000	16,237,501
			18,365,001

U.S. Government Agency Mortgage Obligations (5.4%)
Federal National Mortgage Association Pass-Through
Certificates
6 1/2s, TBA, October 1, 2039		6,000,000	6,410,625
6s, TBA, October 1, 2024		1,000,000	1,065,000
5 1/2s, TBA, October 1, 2024		1,000,000	1,057,188
5s, February 1, 2037		596,901	617,513
4 1/2s, August 1, 2039		666,782	676,367
4 1/2s, TBA, November 1, 2039		3,000,000	3,028,242
4 1/2s, TBA, October 1, 2039		12,000,000	12,153,750
			25,008,685

Total U.S. government and agency mortgage obligations (cost $43,052,397)			$43,373,686

ASSET-BACKED SECURITIES (8.5%)(a)
		Principal amount	Value

Accredited Mortgage Loan Trust FRB Ser. 05-1,
Class M2, 0.936s, 2035		$69,508	$27,804
Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C, 0.396s, 2036		94,000	25,223
FRB Ser. 06-HE3, Class A2C, 0.396s, 2036		100,000	28,811

Ace Securities Corp. 144A Ser. 03-MH1, Class M2,
6 1/2s, 2030		38,139	30,893
Ameriquest Mortgage Securities, Inc. FRB Ser. 03-8,
Class M2, 1.996s, 2033		187,630	39,670
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038 (F)		326,000	58,680
Ser. 04-1A, Class E, 6.42s, 2039 (F)		175,000	31,500
Argent Securities, Inc.
FRB Ser. 03-W3, Class M3, 2.516s, 2033		22,925	3,532
FRB Ser. 06-W4, Class A2C, 0.406s, 2036		178,000	54,594
Asset Backed Funding Certificates FRB Ser. 04-OPT2,
Class M2, 1.246s, 2033		144,894	95,738
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 06-HE2, Class A3, 0.436s, 2036		26,017	13,493
FRB Ser. 06-HE4, Class A5, 0.406s, 2036		98,335	61,553
Aviation Capital Group Trust 144A FRB Ser. 03-2A,
Class G1, 0.946s, 2033		194,137	93,186
BankAmerica Manufactured Housing Contract Trust Ser.
97-2, Class M, 6.9s, 2028		70,000	98,645
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 04-FR3, Class M6, 5.121s, 2034		42,732	5,856
FRB Ser. 05-HE1, Class M3, 1.176s, 2035		210,000	41,391
Bombardier Capital Mortgage Securitization Corp.
FRB Ser. 00-A, Class A1, 0.403s, 2030		105,555	17,559
Ser. 00-A, Class A4, 8.29s, 2030		661,391	376,993
Ser. 00-A, Class A2, 7.575s, 2030		1,526,154	840,128
Ser. 99-B, Class A-5, 7.44s, 2020		44,448	23,335
Ser. 99-B, Class A4, 7.3s, 2016		483,372	250,030
Ser. 99-B, Class A3, 7.18s, 2015		808,706	424,973
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 05-OPT1, Class M1, 0.666s, 2035		41,642	23,365
FRB Ser. 07-OPX1, Class A1A, 0.316s, 2037		1,202,086	721,252
Conseco Finance Securitizations Corp.
FRB Ser. 02-1, Class M1A, 2.311s, 2033		1,609,000	718,847
FRB Ser. 01-4, Class M1, 2.011s, 2033		241,000	90,164
Ser. 00-2, Class A5, 8.85s, 2030		851,313	660,039
Ser. 00-4, Class A6, 8.31s, 2032		2,225,290	1,694,955
Ser. 00-5, Class A7, 8.2s, 2032		214,000	172,931
Ser. 00-1, Class A5, 8.06s, 2031		626,716	448,100
Ser. 00-4, Class A5, 7.97s, 2032		134,631	100,030
Ser. 00-5, Class A6, 7.96s, 2032		358,077	284,866
Ser. 02-1, Class M1F, 7.954s, 2033		12,000	8,665
Ser. 01-3, Class M2, 7.44s, 2033		20,788	896
Ser. 01-4, Class A4, 7.36s, 2033		134,687	123,722
Ser. 00-6, Class A5, 7.27s, 2031		445,762	402,176
Ser. 01-1, Class A5, 6.99s, 2032		79,121	70,276
Ser. 01-3, Class A4, 6.91s, 2033		2,088,043	1,860,438
Ser. 02-1, Class A, 6.681s, 2033		579,000	550,506
Countrywide Asset Backed Certificates
FRB Ser. 05-BC3, Class M1, 0.766s, 2035		41,000	28,709
FRB Ser. 05-14, Class 3A2, 0.486s, 2036		18,396	15,235
Countrywide Asset-Backed Certificates FRB Ser. 06-4,
Class 2A2, 0.426s, 2036		1,483,486	1,033,397
Credit-Based Asset Servicing and Securitization FRB
Ser. 07-CB1, Class AF1A, 0.316s, 2037		1,223,152	600,813
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038		361,000	119,130
Equifirst Mortgage Loan Trust FRB Ser. 05-1, Class M5,
0.916s, 2035		68,804	6,584
First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 06-FF7, Class 2A3, 0.396s, 2036		154,000	55,962
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 0.576s, 2036		217,000	88,040
FRB Ser. 06-2, Class 2A3, 0.416s, 2036		309,000	126,104
Gears Auto Owner Trust 144A Ser. 05-AA, Class E1,
8.22s, 2012		502,000	502,602
Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 7.589s, 2043 (F)	GBP	588,814	167,683
FRB Ser. 03-2, Class 2C1, 5.2s, 2043 (F)	EUR	1,225,000	348,856
Green Tree Financial Corp.
Ser. 94-6, Class B2, 9s, 2020		$652,901	571,288
Ser. 94-4, Class B2, 8.6s, 2019		275,485	145,406
Ser. 93-1, Class B, 8.45s, 2018		210,726	183,133
Ser. 99-5, Class A5, 7.86s, 2030		2,777,869	2,303,767
Ser. 96-8, Class M1, 7.85s, 2027		304,000	246,495
Ser. 95-8, Class B1, 7.3s, 2026		285,417	201,989
Ser. 95-4, Class B1, 7.3s, 2025		289,077	232,963
Ser. 97-6, Class M1, 7.21s, 2029		182,000	124,849
Ser. 95-F, Class B2, 7.1s, 2021		19,804	15,111
Ser. 96-1, Class M1, 7s, 2027		320,307	280,162
Ser. 93-3, Class B, 6.85s, 2018		15,460	12,550
Ser. 98-3, Class A6, 6.76s, 2030		611,331	536,086
Ser. 99-3, Class A7, 6.74s, 2031		449,053	368,224
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031		3,240,022	2,332,816
Ser. 99-5, Class M1A, 8.3s, 2026		119,000	94,390
Ser. 99-5, Class A4, 7.59s, 2028		26,338	25,435
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s,
2011 (F)		21,535	21,320
GSAA Home Equity Trust
FRB Ser. 07-4, Class A1, 0.346s, 2037 (F)		6,344,049	2,887,703
FRB Ser. 06-19, Class A1, 0.336s, 2036		3,745,421	1,928,892
GSAMP Trust
FRB Ser. 06-HE5, Class A2C, 0.396s, 2036		460,000	126,352
FRB Ser. 07-HE2, Class A2A, 0.366s, 2047		1,708,400	1,292,405
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class E, 2.246s, 2030		290,693	14,535
FRB Ser. 05-1A, Class E, 2.046s, 2030		63,492	3,175
Home Equity Asset Trust FRB Ser. 06-1, Class 2A4,
0.576s, 2036		108,000	41,444

Lehman ABS Manufactured Housing Contract Ser. 01-B,
Class A4, 5.27s, 2018		36,764	30,772
Lehman XS Trust
FRB Ser. 07-6, Class 2A1, 0.456s, 2037		920,767	341,407
Ser. 07-6, Class 3A6, 6 1/2s, 2037		1,181,025	713,768
LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 3.246s, 2036		660,000	46,200
FRB Ser. 02-1A, Class FFL, 2.996s, 2037		1,135,000	170,250
Local Insight Media Finance, LLC Ser. 07-1W, Class A1,
5.53s, 2012 (F)		1,382,530	663,614
Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4, 0.866s, 2035		240,000	81,791
FRB Ser. 06-4, Class 2A4, 0.506s, 2036		103,000	35,546
FRB Ser. 06-1, Class 2A3, 0.436s, 2036		106,847	49,359
Madison Avenue Manufactured Housing Contract FRB Ser.
02-A, Class B1, 3.496s, 2032		925,076	744,104
MASTR Asset Backed Securities Trust FRB Ser. 06-FRE2,
Class A4, 0.396s, 2036		54,000	23,554
Mid-State Trust Ser. 11, Class B, 8.221s, 2038		89,976	73,785
Morgan Stanley ABS Capital I
FRB Ser. 04-HE8, Class B3, 3.446s, 2034		58,282	4,953
FRB Ser. 05-HE2, Class M5, 0.926s, 2035		138,580	85,877
FRB Ser. 05-HE1, Class M3, 0.766s, 2034		150,000	107,351
FRB Ser. 06-NC4, Class M2, 0.546s, 2036		210,000	850
N-Star Real Estate CDO, Ltd. 144A FRB Ser. 04-2A,
Class C1, 2.246s, 2039		500,000	100,000
Navistar Financial Corp. Owner Trust Ser. 05-A,
Class C, 4.84s, 2014		24,081	22,865
New Century Home Equity Loan Trust FRB Ser. 03-4,
Class M3, 3.321s, 2033		11,453	5,008
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.406s, 2036		130,000	70,993
FRB Ser. 06-2, Class A2C, 0.396s, 2036		130,000	66,617
Oakwood Mortgage Investors, Inc.
Ser. 96-C, Class B1, 7.96s, 2027		1,093,502	546,751
Ser. 99-D, Class A1, 7.84s, 2029		624,865	540,112
Ser. 00-A, Class A2, 7.765s, 2017		89,651	51,956
Ser. 95-B, Class B1, 7.55s, 2021		116,041	64,692
Ser. 00-D, Class A4, 7.4s, 2030		709,000	481,447
Ser. 02-B, Class A4, 7.09s, 2032		260,823	203,712
Ser. 99-B, Class A4, 6.99s, 2026		653,244	534,158
Ser. 00-D, Class A3, 6.99s, 2022		166,176	162,870
Ser. 01-D, Class A4, 6.93s, 2031		361,593	260,141
Ser. 98-A, Class M, 6.825s, 2028		43,000	20,382
Ser. 01-E, Class A4, 6.81s, 2031		597,366	400,235
Ser. 01-C, Class A2, 5.92s, 2017		798,121	336,826
Ser. 01-D, Class A3, 5.9s, 2022		17,380	9,113
Ser. 02-C, Class A1, 5.41s, 2032		833,882	612,903
Ser. 01-E, Class A2, 5.05s, 2019		574,999	350,749
Ser. 02-A, Class A2, 5.01s, 2020		76,851	40,036
Oakwood Mortgage Investors, Inc. 144A
FRB Ser. 01-B, Class A2, 0.618s, 2018		44,431	31,678
Ser. 01-B, Class A4, 7.21s, 2030		118,056	103,013
Park Place Securities, Inc. FRB Ser. 05-WCH1,
Class M4, 1.076s, 2036		98,000	16,058
People's Financial Realty Mortgage Securities Trust
FRB Ser. 06-1, Class 1A2, 0.376s, 2036		190,245	63,684
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 0.436s, 2036		101,342	57,669
FRB Ser. 07-RZ1, Class A2, 0.406s, 2037		154,000	82,969
Securitized Asset Backed Receivables, LLC
FRB Ser. 05-HE1, Class M2, 0.896s, 2035		150,000	748
FRB Ser. 07-NC2, Class A2B, 0.386s, 2037		144,000	48,839
FRB Ser. 07-BR5, Class A2A, 0.376s, 2037		29,544	19,647
FRB Ser. 07-BR4, Class A2A, 0.336s, 2037		37,541	23,276
FRB Ser. 07-BR3, Class A2A, 0.316s, 2037		3,755,217	2,515,995
SG Mortgage Securities Trust FRB Ser. 06-OPT2,
Class A3D, PO, 0.456s, 2036		219,000	76,797
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3, 0.416s, 2036		104,000	66,684
FRB Ser. 06-3, Class A3, 0.406s, 2036		461,000	246,197
South Coast Funding 144A FRB Ser. 3A, Class A2,
1.664s, 2038		120,000	1,200
Structured Asset Investment Loan Trust FRB Ser.
06-BNC2, Class A6, 0.506s, 2036		104,000	9,060
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038		395,000	23,700
TIAA Real Estate CDO, Ltd. 144A Ser. 02-1A, Class IV,
6.84s, 2037		351,000	26,325
WAMU Asset-Backed Certificates FRB Ser. 07-HE2,
Class 2A1, 0.356s, 2037		1,082,300	671,026
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 1.404s, 2044 (United Kingdom)		189,615	22,754

Total asset-backed securities (cost $53,191,487)			$39,820,486

FOREIGN GOVERNMENT BONDS AND NOTES (7.3%)(a)
		Principal amount/Units	Value

Argentina (Republic of) bonds Ser. VII, zero %, 2013		$281,000	$223,114
Argentina (Republic of) bonds FRB zero %, 2013		2,362,000	948,343
Argentina (Republic of) sr. unsec. unsub. bonds
10 1/2s, 2012	ARS	1,080,000	210,600
Argentina (Republic of) sr. unsec. unsub. bonds zero
%, 2015		$2,951,000	2,195,544
Argentina (Republic of) sr. unsec. unsub. bonds FRB
0.943s, 2012		17,784,000	5,351,206
Argentina (Republic of) sr. unsec. unsub. notes Ser.
$dis, 8.28s, 2033		990,008	667,265

Banco Nacional de Desenvolvimento Economico e Social
144A notes 6 1/2s, 2019 (Brazil)		620,000	658,750
Banco Nacional de Desenvolvimento Economico e Social
144A sr. unsec. unsub. notes 6.369s, 2018 (Brazil)		160,000	168,200
Brazil (Federal Republic of) notes zero %, 2017	BRL	1,350	687,409
Brazil (Federal Republic of) sr. notes 5 7/8s, 2019		$905,000	972,875
Brazil (Federal Republic of) sr. unsec. bonds 6s, 2017		740,000	796,921
Canada (Government of) bonds Ser. WL43, 5 3/4s, 2029	CAD	585,000	681,565
Ecuador (Republic of) regs notes Ser. REGS, 9 3/8s,
2015		$100,000	87,280
Indonesia (Republic of) 144A sr. unsec. notes 11 5/8s,
2019		755,000	1,057,982
Indonesia (Republic of) 144A sr. unsec. unsub. bonds
7 3/4s, 2038		550,000	607,750
Indonesia (Republic of) 144A sr. unsec. unsub. bonds
6 7/8s, 2018		425,000	456,875
Indonesia (Republic of) 144A sr. unsec. unsub. bonds
6 3/4s, 2014		280,000	299,737
Indonesia (Republic of) 144A sr. unsec. unsub. bonds
6 5/8s, 2037		575,000	564,719
Industrial Bank Of Korea 144A sr. notes 7 1/8s, 2014
(South Korea)		1,190,000	1,305,919
Iraq (Republic of) 144A bonds 5.8s, 2028		695,000	531,675
Peru (Republic of) sr. unsec. unsub. bonds 8 3/4s, 2033		575,000	761,179
Peru (Republic of) sr. unsec. unsub. notes 7 1/8s, 2019		675,000	771,188
Russia (Federation of) 144A unsec. unsub. bonds 5s,
2030		1,618,281	1,743,811
South Africa (Republic of) sr. unsec. unsub. notes
6 7/8s, 2019		515,000	574,225
Sweden (Government of) debs. Ser. 1041, 6 3/4s, 2014	SEK	26,845,000	4,532,852
Turkey (Republic of) bonds 16s, 2012	TRY	190,000	145,319
Turkey (Republic of) sr. unsec. notes 7 1/2s, 2019		$1,210,000	1,323,934
Turkey (Republic of) sr. unsec. notes 7 1/2s, 2017		1,530,000	1,670,944
Venezuela (Republic of) bonds 8 1/2s, 2014		855,000	765,943
Venezuela (Republic of) unsec. note FRN Ser. REGS,
1.505s, 2011		690,000	614,473
Venezuela (Republic of) unsec. notes 10 3/4s, 2013		1,410,000	1,397,211
Venezuela (Republic of) 144A unsec. bonds 13 5/8s, 2018		1,215,000	1,244,840

Total foreign government bonds and notes (cost $31,398,813)			$34,019,648

SENIOR LOANS (4.1%)(a)(c)
		Principal amount	Value

Basic materials (0.2%)
Georgia-Pacific Corp. bank term loan FRN Ser. C,
3.597s, 2014		$56,082	$55,650
Georgia-Pacific, LLC bank term loan FRN Ser. B2,
2.369s, 2012		101,845	97,835
Novelis, Inc. bank term loan FRN Ser. B, 2.422s, 2014		369,628	337,814
Novelis, Inc. bank term loan FRN Ser. B, 2.27s, 2014		168,008	153,547
Rockwood Specialties Group, Inc. bank term loan FRN
Ser. H, 6s, 2014		45,017	45,467
			690,313

Capital goods (0.4%)
Graham Packaging Co., LP bank term loan FRN Ser. B,
2.563s, 2011		96,537	94,093
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN 2.598s, 2014		35,048	26,636
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN Ser. B, 2.372s, 2014		684,760	520,418
Manitowoc Co., Inc. (The) bank term loan FRN Ser. A,
4.807s, 2013		267,000	247,643
Mueller Water Products, Inc. bank term loan FRN
Ser. B, 6s, 2014		98,437	95,483
Polypore, Inc. bank term loan FRN Ser. B, 2.52s, 2014		188,736	176,232
Sensata Technologies BV bank term loan FRN 2.246s,
2013 (Netherlands)		250,884	214,035
Sequa Corp. bank term loan FRN 3.844s, 2014		257,268	221,893
Wesco Aircraft Hardware Corp. bank term loan FRN
2.52s, 2013		64,000	59,440
			1,655,873

Communication services (0.7%)
Cebridge Connections, Inc. bank term loan FRN 4.788s,
2014		187,000	174,845
Charter Communications Operating, LLC bank term loan
FRN 9 1/4s, 2014		187,150	188,273
Charter Communications, Inc. bank term loan FRN
6 3/4s, 2014		150,000	130,594
Charter Communications, Inc. bank term loan FRN
6 1/4s, 2014		664,249	632,698
Fairpoint Communications, Inc. bank term loan FRN
Ser. B, 5 1/2s, 2015		278,203	208,235
Insight Midwest, LP bank term loan FRN Ser. B, 2.26s,
2014		96,576	91,712
Intelsat Corp. bank term loan FRN Ser. B2, 2.753s, 2011		146,494	138,986
Intelsat Corp. bank term loan FRN Ser. B2-A, 2.753s,
2013		146,538	139,028
Intelsat Corp. bank term loan FRN Ser. B2-C, 2.753s,
2013		146,494	138,986
Intelsat, Ltd. bank term loan FRN 3.253s, 2014
(Bermuda)		375,000	335,937
Level 3 Communications, Inc. bank term loan FRN
2.683s, 2014		60,000	52,920

Level 3 Financing, Inc. bank term loan FRN Ser. B,
11 1/2s, 2014	55,000	58,163
Mediacom Communications Corp. bank term loan FRN Ser.
C, 1 3/4s, 2015	367,205	338,441
Mediacom Communications Corp. bank term loan FRN Ser.
D2, 2s, 2015	87,525	81,179
MetroPCS Wireless, Inc. bank term loan FRN 2.683s, 2013	243,096	231,586
PAETEC Holding Corp. bank term loan FRN Ser. B1,
2.761s, 2013	47,158	44,682
TW Telecom, Inc. bank term loan FRN Ser. B, 2.02s, 2013	134,185	129,433
West Corp. bank term loan FRN 2.623s, 2013	62,775	59,143
		3,174,841

Consumer cyclicals (1.6%)
Affinion Group, Inc. bank term loan FRN Ser. B,
2.761s, 2013	348,992	333,811
Allison Transmission, Inc. bank term loan FRN Ser. B,
3s, 2014	344,390	299,810
Building Materials Holdings Corp. bank term loan FRN
3.005s, 2014	173,131	157,453
CCM Merger, Inc. bank term loan FRN Ser. B, 8 1/2s,
2012	283,183	264,068
Cenveo, Inc. bank term loan FRN Ser. C, 4.792s, 2014	170,287	164,679
Cenveo, Inc. bank term loan FRN Ser. DD, 4.792s, 2014	5,674	5,487
Clear Channel Communications, Inc. bank term loan FRN
Ser. B, 3.84s, 2016	255,000	192,313
Dex Media West, LLC/Dex Media Finance Co. bank term
loan FRN Ser. B, 7s, 2014	221,287	188,426
GateHouse Media, Inc. bank term loan FRN 2 1/2s, 2014	160,000	49,867
GateHouse Media, Inc. bank term loan FRN Ser. B,
2 1/4s, 2014	440,598	137,320
GateHouse Media, Inc. bank term loan FRN Ser. DD,
2 1/4s, 2014	164,402	51,239
Golden Nugget, Inc. bank term loan FRN Ser. B, 2 1/4s,
2014	72,999	47,449
Golden Nugget, Inc. bank term loan FRN Ser. DD,
2.269s, 2014	41,557	27,012
Goodman Global Holdings, Inc. bank term loan FRN
Ser. B, 6 1/2s, 2011	860,990	858,407
Harrah's Operating Co., Inc. bank term loan FRN
Ser. B2, 3.504s, 2015	94,402	76,135
Jarden Corp. bank term loan FRN Ser. B1, 2.348s, 2012	73,125	70,968
Jarden Corp. bank term loan FRN Ser. B2, 2.348s, 2012	36,567	35,440
Jarden Corp. bank term loan FRN Ser. B4, 3.848s, 2015	124,888	122,993
Michaels Stores, Inc. bank term loan FRN Ser. B,
2.538s, 2013	88,698	79,126
National Bedding Co. bank term loan FRN 2.255s, 2011	50,227	45,205
Navistar Financial Corp. bank term loan FRN 2.057s,
2012	193,867	187,081
Navistar International Corp. bank term loan FRN
3.496s, 2012	533,133	514,474
QVC, Inc. bank term loan FRN 5.746s, 2014	240,000	239,496
R.H. Donnelley, Inc. bank term loan FRN 6 3/4s, 2011	384,673	326,972
R.H. Donnelley, Inc. bank term loan FRN Ser. D1,
6 3/4s, 2011	203,881	173,468
Realogy Corp. bank term loan FRN 0.166s, 2013	123,399	104,712
Realogy Corp. bank term loan FRN Ser. B, 3.254s, 2013	458,340	388,934
Six Flags Theme Parks bank term loan FRN 2.595s, 2015	451,574	439,833
Thomas Learning bank term loan FRN Ser. B, 2.76s, 2014	119,695	107,665
Tribune Co. bank term loan FRN Ser. B, 5 1/4s, 2014
(In default) (NON)	696,187	346,136
TRW Automotive, Inc. bank term loan FRN Ser. B,
6 1/4s, 2014	407,605	406,395
United Components, Inc. bank term loan FRN Ser. D,
2.72s, 2012	316,667	292,125
Universal City Development Partners, Ltd. bank term
loan FRN Ser. B, 6s, 2011	462,727	454,051
Univision Communications, Inc. bank term loan FRN
Ser. B, 2.511s, 2014	367,000	309,733
Yankee Candle Co., Inc. bank term loan FRN 2 1/4s, 2014	65,352	61,235
		7,559,518

Consumer staples (0.3%)
Claire's Stores, Inc. bank term loan FRN 3.114s, 2014	129,668	96,441
Dole Food Co., Inc. bank term loan FRN Ser. B, 7.973s,
2013	38,764	39,182
Dole Food Co., Inc. bank term loan FRN Ser. C, 7.939s,
2013	146,224	147,800
Dole Food Co., Inc. bank term loan FRN Ser. C, 0.505s,
2013	22,449	22,691
Pinnacle Foods Holding Corp. bank term loan FRN
Ser. B, 3.009s, 2014	706,330	663,655
Revlon Consumer Products bank term loan FRN Ser. B,
4.337s, 2012	125,000	120,104
Rite-Aid Corp. bank term loan FRN Ser. B, 2.01s, 2014	78,800	68,786
Spectrum Brands, Inc. bank term loan FRN 1 1/2s, 2013	21,751	20,691
Spectrum Brands, Inc. bank term loan FRN Ser. B1,
8.003s, 2013	387,332	368,450
		1,547,800

Energy (0.2%)
EPCO Holding, Inc. bank term loan FRN Ser. A, 1.246s,
2012	185,000	166,500
Hercules Offshore, Inc. bank term loan FRN Ser. B,
7.559s, 2013	218,187	212,732
MEG Energy Corp. bank term loan FRN 2.6s, 2013 (Canada)	72,375	68,756

MEG Energy Corp. bank term loan FRN Ser. DD, 2.6s,
2013 (Canada)	73,781	70,092
Petroleum Geo-Services ASA bank term loan FRN 2.35s,
2015 (Norway)	104,867	99,536
Targa Resources, Inc. bank term loan FRN 2.263s, 2012	33,340	32,590
Targa Resources, Inc. bank term loan FRN Ser. C,
0.473s, 2012	24,363	23,815
		674,021

Financials (--%)
Hub International, Ltd. bank term loan FRN Ser. B,
2.761s, 2014	103,819	93,827
Hub International, Ltd. bank term loan FRN Ser. DD,
2.761s, 2014	23,336	21,090
		114,917

Health care (0.4%)
Community Health Systems, Inc. bank term loan FRN
Ser. B, 2.612s, 2014	385,947	362,211
Community Health Systems, Inc. bank term loan FRN Ser.
DD, 2.511s, 2014	19,863	18,641
Health Management Associates, Inc. bank term loan FRN
2.348s, 2014	910,159	852,933
IASIS Healthcare Corp. bank term loan FRN Ser. DD,
2.261s, 2014	74,796	70,308
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 7.62s, 2014	20,198	18,986
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 5.738s, 2014	304,099	259,245
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. B, 2.261s, 2014	216,133	203,165
Select Medical Corp. bank term loan FRN Ser. B,
2.413s, 2012	14,961	14,369
Sun Healthcare Group, Inc. bank term loan FRN 0.498s,
2014	19,507	18,141
Sun Healthcare Group, Inc. bank term loan FRN Ser. B,
2.683s, 2014	96,801	90,025
		1,908,024

Technology (0.1%)
Compucom Systems, Inc. bank term loan FRN 3.77s, 2014	99,818	93,829
First Data Corp. bank term loan FRN Ser. B1, 2.998s,
2014	266,847	229,711
First Data Corp. bank term loan FRN Ser. B3, 3.034s,
2014	150,242	128,998
Freescale Semiconductor, Inc. bank term loan FRN
12 1/2s, 2014	79,443	79,641
		532,179

Utilities and power (0.2%)
Dynegy Holdings, Inc. bank term loan FRN 4.02s, 2013	143,000	137,325
Energy Future Holdings Corp. bank term loan FRN
Ser. B2, 3.754s, 2014	202,029	159,451
Energy Future Holdings Corp. bank term loan FRN
Ser. B3, 3.754s, 2014	162,134	127,316
NRG Energy, Inc. bank term loan FRN 2.252s, 2014	222,572	210,910
NRG Energy, Inc. bank term loan FRN 0.498s, 2014	119,790	113,513
Reliant Energy, Inc. bank term loan FRN 0.241s, 2014	335,000	313,644
		1,062,159

Total senior loans (cost $20,735,788)		$18,919,645

PURCHASED OPTIONS OUTSTANDING (2.3%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	$15,663,000	$157
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	15,663,000	2,481,489
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.355%
versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	15,663,000	157
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.03%
versus the three month USD-LIBOR-BBA maturing
February 16, 2020.	Feb-10/5.03	25,080,000	83,766
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	15,663,000	2,481,489
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.235% versus the three month USD-LIBOR-BBA maturing
June 11, 2020.	Jun-10/4.235	20,596,000	1,320,431
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.23% versus the three month USD-LIBOR-BBA maturing
June 9, 2020.	Jun-10/4.23	20,596,000	1,313,248

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.03% versus the three month USD-LIBOR-BBA maturing
February 16, 2020.	Feb-10/5.03	25,080,000	3,069,792

Total purchased options outstanding (cost $5,985,775)			$10,750,529

CONVERTIBLE BONDS AND NOTES (0.2%)(a)
			Principal amount	Value

General Cable Corp. cv. company guaranty sr. unsec.
notes 1s, 2012			$510,000	$436,050
General Growth Properties, Inc. 144A cv. sr. notes
3.98s, 2027 (In default) (NON)(R)			455,000	307,125
Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014			235,000	277,006
TUI AG cv. sr. unsec. notes 2 3/4s, 2012 (Germany)		EUR	50,000	56,746

Total convertible bonds and notes (cost $1,170,241)				$1,076,927

PREFERRED STOCKS (--%)(a)
			Shares	Value

Preferred Blocker, Inc. 144A 7.00% cum. pfd.			163	$94,790

Total preferred stocks (cost $54,831)				$94,790

COMMON STOCKS (--%)(a)
			Shares	Value

AboveNet, Inc. (NON)			530	$25,843
Bohai Bay Litigation, LLC (F)(NON)			842	2,627
Vertis Holdings, Inc. (F)(NON)			8,044	8

Total common stocks (cost $592)				$28,478

WARRANTS (--%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

AboveNet, Inc.	9/8/10	$24.00	102	$7,421
New ASAT (Finance), Ltd. (Cayman Islands) (F)	2/1/11	0.01	2,860	1
Smurfit Kappa Group PLC 144A (Ireland)	10/1/13	EUR 0.001	422	17,275
Vertis Holdings, Inc. (F)	10/18/15	$0.01	535	1

Total warrants (cost $16,054)				$24,698

CONVERTIBLE PREFERRED STOCKS (--%)(a)
			Shares	Value

Emmis Communications Corp. Ser. A, $3.125 cum. cv.
pfd. (acquired various dates from 12/2/04 to 12/22/04,
cost $694,008) (RES)			1,987	$18,479
Lehman Brothers Holdings, Inc. Ser. P, 7.25% cv. pfd.
(In default) (NON)			627	3,950

Total convertible preferred stocks (cost $682,165)				$22,429

SHORT-TERM INVESTMENTS (15.5%)(a)
			Principal amount/shares	Value

Putnam Money Market Liquidity Fund (e)			50,399,667	$50,399,667
U.S. Treasury Bills for effective yields ranging from
0.45% to 0.48%, November 19, 2009 (SEG)			$200,000	199,874
U.S. Treasury Cash Management Bills for effective
yields ranging from 0.30% to 0.47%, April 1, 2010
(SEG) (SEGSF)			6,760,000	6,746,535
U.S. Treasury Cash Management Bills for effective
yields ranging from 0.32% to 0.35%, July 15, 2010
(SEG) (SEGSF)			10,574,000	10,544,964
U.S. Treasury Cash Management Bills for effective
yields ranging from 0.34% to 0.40%, June 10, 2010
(SEG) (SEGSF)			4,208,000	4,196,748

Total short-term investments (cost $72,087,974)				$72,087,788

TOTAL INVESTMENTS

Total investments (cost $555,448,626) (b)				$568,383,856

FORWARD CURRENCY CONTRACTS TO BUY at 9/30/09 (aggregate face value $66,219,151) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$12,335,921	$11,644,307	10/21/09	$691,614
British Pound	2,008,317	2,014,648	10/21/09	(6,331)
Canadian Dollar	3,171,726	3,151,607	10/21/09	20,119
Danish Krone	348,190	346,305	10/21/09	1,885
Euro	9,950,428	9,962,843	10/21/09	(12,415)
Japanese Yen	20,141,392	19,533,094	10/21/09	608,298
Malaysian Ringgit	102,142	101,095	10/21/09	1,047
Mexican Peso	150,735	153,084	10/21/09	(2,349)
Norwegian Krone	9,239,879	8,840,435	10/21/09	399,444
Polish Zloty	3,914,315	3,974,283	10/21/09	(59,968)
South African Rand	1,088,896	1,081,318	10/21/09	7,578
Swedish Krona	4,955,628	4,817,022	10/21/09	138,606
Swiss Franc	615,293	599,110	10/21/09	16,183

Total				$1,803,711

FORWARD CURRENCY CONTRACTS TO SELL at 9/30/09 (aggregate face value $43,474,215) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$557,347	$549,966	10/21/09	$(7,381)
Brazilian Real	934,507	904,039	10/21/09	(30,468)
British Pound	8,816,869	8,993,315	10/21/09	176,446
Canadian Dollar	3,211,705	3,181,512	10/21/09	(30,193)
Czech Koruna	1,998,850	1,971,186	10/21/09	(27,664)
Euro	7,784,691	7,691,611	10/21/09	(93,080)
Japanese Yen	252,488	252,711	10/21/09	223
Norwegian Krone	246,465	234,933	10/21/09	(11,532)
Polish Zloty	2,093,757	2,127,108	10/21/09	33,351
South African Rand	1,050,297	1,045,180	10/21/09	(5,117)
Swedish Krona	7,267,608	6,974,462	10/21/09	(293,146)
Swiss Franc	9,479,527	9,408,384	10/21/09	(71,143)
Turkish Lira	140,693	139,808	10/21/09	(885)

Total				$(360,589)

FUTURES CONTRACTS OUTSTANDING at 9/30/09 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Long)	2	$1,252,012	Dec-09	$(1,067)
Euro-Bobl 5 yr (Long)	141	23,858,810	Dec-09	25,841
Euro-Bund 10 yr (Short)	44	7,853,167	Dec-09	(45,904)
Euro-Schatz 2 yr (Short)	481	76,185,351	Dec-09	(11,790)
Japanese Government Bond 10 yr (Long)	12	18,657,443	Dec-09	1,395
Japanese Government Bond 10 yr Mini (Long)	25	3,886,409	Dec-09	25,340
U.K. Gilt 10 yr (Short)	60	11,385,317	Dec-09	(7,349)
U.S. Treasury Bond 20 yr (Long)	1,036	125,744,500	Dec-09	2,251,003
U.S. Treasury Note 2 yr (Short)	212	45,997,375	Dec-09	(287,427)
U.S. Treasury Note 5 yr (Short)	447	51,893,906	Dec-09	(431,737)
U.S. Treasury Note 10 yr (Short)	5	591,641	Dec-09	(2,280)

Total				$1,516,025

WRITTEN OPTIONS OUTSTANDING at 9/30/09 (premiums received $34,251,629) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	$13,021,000	Aug-11/4.475	$973,320
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	12,320,000	Aug-11/4.55	968,722
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	11,485,000	Aug-11/4.70	995,864
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing
August 16, 2021.	22,280,000	Aug-11/4.765	2,009,656
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	13,021,000	Aug-11/4.475	643,758
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	12,320,000	Aug-11/4.55	581,504
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	11,485,000	Aug-11/4.70	490,869
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing
August 16, 2021.	22,280,000	Aug-11/4.765	924,397
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing August 17, 2021.	24,640,000	Aug-11/4.49	1,861,059
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	24,066,000	Jul-11/4.52	1,859,099
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	12,033,000	Jul-11/4.5475	946,877
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	24,640,000	Aug-11/4.49	1,204,896
Option on an interest rate swap with Citibank, N.A. for the obligation to receive
a fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	24,066,000	Jul-11/4.52	1,124,364
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	12,033,000	Jul-11/4.5475	553,037
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.40% versus the three month USD-LIBOR-BBA maturing
November 9, 2019.	47,455,000	Nov-09/4.40	3,671,120
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	25,661,000	Jul-11/4.46	1,889,460
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	25,661,000	Jul-11/4.525	1,975,687
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	38,491,500	Jul-11/4.745	3,421,528
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.82% versus the three month USD-LIBOR-BBA maturing
September 12, 2018.	3,985,000	Sep-13/4.82	211,508
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	19,678,500	May-12/5.51	2,522,650
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.40% versus the three month USD-LIBOR-BBA maturing
November 9, 2019.	47,455,000	Nov-09/4.40	27,049
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	25,661,000	Jul-11/4.46	1,240,722
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	25,661,000	Jul-11/4.525	1,193,010
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	38,491,500	Jul-11/4.745	1,569,692
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.82% versus the three month USD-LIBOR-BBA maturing
September 12, 2018.	3,985,000	Sep-13/4.82	134,494
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.23% versus the three month USD-LIBOR-BBA maturing
June 9, 2020.	20,596,000	Jun-10/5.23	176,508
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.235% versus the three month USD-LIBOR-BBA maturing
June 11, 2020.	20,596,000	Jun-10/5.235	177,949
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	19,678,500	May-12/5.51	680,579

Total			$34,029,378

TBA SALE COMMITMENTS OUTSTANDING at 9/30/09 (proceeds receivable $3,034,922) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value

FNMA, 4 1/2s, October 1, 2039	$3,000,000	10/14/09	$3,038,438

Total			$3,038,438

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/09 (Unaudited)

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$25,016,000		$--	5/23/10	3 month USD-LIBOR-BBA	3.155%	$702,834

	19,200,000		--	7/18/13	4.14688%	3 month USD-LIBOR-BBA	(1,473,301)

	180,330,000		--	9/10/10	3 month USD-LIBOR-BBA	3.22969%	4,798,201

	5,053,000		--	9/18/38	4.36125%	3 month USD-LIBOR-BBA	(395,294)

	13,317,000		(56,115)	10/8/38	3 month USD-LIBOR-BBA	4.30%	1,080,886

	14,167,000		12,878	10/20/10	3 month USD-LIBOR-BBA	3.00%	536,668

	470,841,000		--	12/22/10	3 month USD-LIBOR-BBA	1.515%	6,240,482

	36,123,000		--	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(3,595,496)

	20,192,000		--	5/19/10	3.2925%	3 month USD-LIBOR-BBA	(598,640)

	22,126,000		--	7/22/10	3 month USD-LIBOR-BBA	3.5375%	668,741

	7,819,000		--	5/8/28	4.95%	3 month USD-LIBOR-BBA	(1,317,515)

Barclays Bank PLC
	28,712,000		--	12/9/10	3 month USD-LIBOR-BBA	2.005%	602,639

	32,163,000		--	12/9/20	3 month USD-LIBOR-BBA	2.91875%	(1,639,609)

	4,000,000		--	5/28/19	3 month USD-LIBOR-BBA	3.632%	117,712

Citibank, N.A.
JPY	812,000,000		--	9/11/16	1.8675%	6 month JPY-LIBOR-BBA	(492,572)

	$6,857,000		--	7/17/19	3.8675%	3 month USD-LIBOR-BBA	(296,602)

	20,040,000		--	7/28/19	3.895%	3 month USD-LIBOR-BBA	(890,980)

	18,700,000		--	8/6/19	3.8425%	3 month USD-LIBOR-BBA	(729,270)

	17,800,000		--	8/12/14	3 month USD-LIBOR-BBA	3.1925%	543,046

	189,200,000		--	8/14/11	1.61125%	3 month USD-LIBOR-BBA	(1,656,255)

	61,450,000		--	8/14/14	3 month USD-LIBOR-BBA	3.10%	1,593,253

MXN	31,880,000		--	7/18/13	1 month MXN-TIIE-BANXICO	9.175%	154,634

MXN	9,565,000		--	7/22/13	1 month MXN-TIIE-BANXICO	9.21%	48,107

	$82,885,000		--	9/17/13	3 month USD-LIBOR-BBA	3.4975%	3,843,879

	4,884,000		--	9/18/38	4.45155%	3 month USD-LIBOR-BBA	(459,644)

	258,788,000		--	9/18/10	3 month USD-LIBOR-BBA	2.92486%	6,076,549

	45,571,000		--	2/24/16	2.77%	3 month USD-LIBOR-BBA	484,535

	2,165,000		--	8/18/39	3 month USD-LIBOR-BBA	4.24%	130,181

	14,523,000		--	8/20/14	3 month USD-LIBOR-BBA	2.8425%	191,144

	6,727,000		--	8/27/19	3 month USD-LIBOR-BBA	3.6875%	158,106

EUR	52,640,000	(E)	--	8/28/24	6 month EUR-EURIBOR-REUTERS	4.835%	(182,694)

	$62,532,800		--	9/22/11	1.3675%	3 month USD-LIBOR-BBA	(123,786)

EUR	18,600,000		--	9/29/19	3.501%	6 month EUR-EURIBOR-REUTERS	(103,700)

	$37,962,000		--	9/30/19	3 month USD-LIBOR-BBA	3.425%	(96,526)

	31,910,000		--	3/27/14	3 month USD-LIBOR-BBA	2.335%	(212,489)

MXN	22,700,000		--	3/28/13	1 month MXN-TIIE-BANXICO	6.9425%	(11,432)

	$8,599,000		--	4/6/39	3.295%	3 month USD-LIBOR-BBA	835,292

	14,024,000		--	5/11/39	3.8425%	3 month USD-LIBOR-BBA	9,962

Citibank, N.A., London
JPY	960,000,000		--	2/10/16	6 month JPY-LIBOR-BBA	1.755%	510,518

Credit Suisse International
	$9,974,900		--	9/16/10	3.143%	3 month USD-LIBOR-BBA	(255,524)

	106,351,000		--	9/18/10	3 month USD-LIBOR-BBA	2.91916%	2,491,670

	13,912,000		--	9/23/10	3 month USD-LIBOR-BBA	3.32%	378,594

	7,865,000		--	10/9/10	3 month USD-LIBOR-BBA	2.81%	271,353

	9,000,000		--	12/5/20	3 month USD-LIBOR-BBA	3.01%	(375,588)

	4,200,000		--	7/30/19	3 month USD-LIBOR-BBA	3.87%	176,811

	10,880,000		--	8/5/19	3 month USD-LIBOR-BBA	3.903%	482,574

	12,700,000		--	8/13/19	3 month USD-LIBOR-BBA	3.9675%	623,463

	17,913,000		--	8/25/19	3.8475%	3 month USD-LIBOR-BBA	(671,799)

GBP	13,940,000		--	8/25/11	1.98%	6 month GBP-LIBOR-BBA	(100,794)

	$16,246,000		--	8/28/19	3 month USD-LIBOR-BBA	3.6825%	375,029

	3,540,000		(37,837)	12/10/38	2.69%	3 month USD-LIBOR-BBA	703,658

	86,630,000		570,411	12/10/28	3 month USD-LIBOR-BBA	2.81%	(11,235,692)

	23,865,000		--	6/30/38	2.71%	3 month USD-LIBOR-BBA	4,892,506

	16,946,000		--	1/13/14	2.095%	3 month USD-LIBOR-BBA	177,834

	19,560,000		--	2/5/14	2.475%	3 month USD-LIBOR-BBA	(73,993)

	6,834,000		--	2/5/29	3 month USD-LIBOR-BBA	3.35%	(453,956)

EUR	68,310,000		--	9/18/11	1.6875%	6 month EUR-EURIBOR-REUTERS	(67)

EUR	18,020,000		--	9/18/14	6 month EUR-EURIBOR-REUTERS	2.755%	88,713

	$31,927,000		--	9/24/24	3.975%	3 month USD-LIBOR-BBA	(816,928)

EUR	20,540,000		--	7/4/15	3.93163%	6 month EUR-EURIBOR-Telerate	(1,866,773)

	$4,430,000		--	4/28/39	3.50375%	3 month USD-LIBOR-BBA	270,253

	4,000,000		--	5/28/19	3 month USD-LIBOR-BBA	3.592%	103,726

	4,000,000		--	5/28/19	3 month USD-LIBOR-BBA	3.632%	117,712

SEK	91,590,000	(E)	--	6/8/11	2.11%	3 month SEK-STIBOR-SIDE	(20,931)

SEK	91,590,000	(E)	--	6/8/12	3 month SEK-STIBOR-SIDE	3.275%	(14,744)

	$14,359,000		--	6/5/39	4.29417%	3 month USD-LIBOR-BBA	(1,133,584)

SEK	30,530,000	(E)	--	6/8/11	2.22%	3 month SEK-STIBOR-SIDE	(11,672)

SEK	30,530,000	(E)	--	6/8/12	3 month SEK-STIBOR-SIDE	3.37%	(965)

	$11,000,000		--	6/23/19	3 month USD-LIBOR-BBA	4.054%	698,077

Deutsche Bank AG
	41,713,000		--	4/21/14	2.51%	3 month USD-LIBOR-BBA	(405,369)

	209,623,000		--	5/12/11	1.43%	3 month USD-LIBOR-BBA	(2,319,318)

	4,000,000		--	5/28/19	3 month USD-LIBOR-BBA	3.592%	103,726

	9,000,000		--	6/9/19	3 month USD-LIBOR-BBA	4.195%	695,362

	23,185,000		--	7/27/19	3.755%	3 month USD-LIBOR-BBA	(751,241)

	7,014,000		--	7/28/19	3.895%	3 month USD-LIBOR-BBA	(311,843)

	21,600,000		--	8/11/19	4.18%	3 month USD-LIBOR-BBA	(1,462,150)

	6,000,000		--	8/12/19	3 month USD-LIBOR-BBA	4.147%	388,424

	9,065,000		--	9/23/38	4.75%	3 month USD-LIBOR-BBA	(1,323,683)

	109,887,000		--	10/24/10	3 month USD-LIBOR-BBA	2.604%	3,402,585

	77,621,000		--	11/25/13	3 month USD-LIBOR-BBA	2.95409%	2,515,946

ZAR	8,620,000		--	7/6/11	3 month ZAR-JIBAR-SAFEX	9.16%	33,653

	$47,098,000		--	11/28/13	3 month USD-LIBOR-BBA	2.8725%	1,354,687

	58,876,000		--	12/5/13	2.590625%	3 month USD-LIBOR-BBA	(941,234)

	10,767,000		--	12/9/13	3 month USD-LIBOR-BBA	2.5225%	136,085

	58,989,000		--	12/15/18	3 month USD-LIBOR-BBA	2.80776%	(2,260,199)

	14,639,000		--	12/16/28	3 month USD-LIBOR-BBA	2.845%	(1,930,225)

	230,738,000		--	12/19/10	3 month USD-LIBOR-BBA	1.53429%	3,150,976

	5,000,000		--	12/22/13	2.008%	3 month USD-LIBOR-BBA	54,502

	11,715,000		--	12/24/13	2.165%	3 month USD-LIBOR-BBA	49,696

	33,851,000		--	12/30/13	2.15633%	3 month USD-LIBOR-BBA	173,897

	14,324,000		--	1/28/29	3 month USD-LIBOR-BBA	3.1785%	(1,287,782)

	20,203,000		--	8/26/19	3 month USD-LIBOR-BBA	3.73%	550,522

	215,194,000		--	2/3/14	2.44%	3 month USD-LIBOR-BBA	(524,926)

	92,386,000		--	2/3/24	3 month USD-LIBOR-BBA	3.27%	(4,517,995)

	21,575,000		--	2/5/29	3 month USD-LIBOR-BBA	3.324%	(1,512,116)

	56,273,000		--	2/5/14	2.44661%	3 month USD-LIBOR-BBA	(143,985)

	51,085,000		--	2/6/14	2.5529%	3 month USD-LIBOR-BBA	(360,056)

	20,125,000		--	2/6/29	3 month USD-LIBOR-BBA	3.42575%	(1,124,350)

	36,000,000		--	2/6/14	2.5675%	3 month USD-LIBOR-BBA	(276,497)

	16,000,000		--	2/9/14	2.525%	3 month USD-LIBOR-BBA	(87,621)

	16,000,000		--	2/10/14	2.55%	3 month USD-LIBOR-BBA	(104,828)

	35,330,000		--	2/10/14	2.5825%	3 month USD-LIBOR-BBA	(280,795)

	11,249,000		--	2/10/29	3 month USD-LIBOR-BBA	3.4725%	(558,866)

	22,010,000		--	2/25/14	2.4675%	3 month USD-LIBOR-BBA	(37,713)

	152,000,000		--	3/4/14	2.54%	3 month USD-LIBOR-BBA	(659,300)

	183,000,000		--	3/4/19	3 month USD-LIBOR-BBA	3.20087%	(2,656,583)

	58,000,000		--	3/4/39	3.37174%	3 month USD-LIBOR-BBA	5,551,684

	1,000,000		--	3/10/16	3 month USD-LIBOR-BBA	2.845%	(7,427)

	1,000,000		--	3/11/16	3 month USD-LIBOR-BBA	2.892%	(4,699)

	1,000,000		--	3/11/16	3 month USD-LIBOR-BBA	2.938%	(1,944)

	202,562,000		--	3/20/11	3 month USD-LIBOR-BBA	1.43%	1,536,665

	33,800,000		--	3/23/11	3 month USD-LIBOR-BBA	1.45%	263,570

	187,000,000		--	3/30/14	2.36%	3 month USD-LIBOR-BBA	1,105,599

	86,000,000		--	3/30/21	3 month USD-LIBOR-BBA	3.125%	(3,716,150)

	12,506,600		--	9/22/19	3.6875%	3 month USD-LIBOR-BBA	(261,757)

	52,269,000		(140,721)	10/2/39	3.91%	3 month USD-LIBOR-BBA	--

	18,993,000		(29,917)	10/2/29	3.85%	3 month USD-LIBOR-BBA	--

	61,861,000		(21,558)	10/2/19	3.45%	3 month USD-LIBOR-BBA	--

	202,299,000		(43,941)	10/2/11	1.29%	3 month USD-LIBOR-BBA	--

Goldman Sachs International
JPY	549,700,000		--	6/10/16	1.953%	6 month JPY-LIBOR-BBA	(384,678)

	$104,190,000		--	7/31/14	3 month USD-LIBOR-BBA	3.075%	2,725,697

	67,000,000		--	8/12/11	1.735%	3 month USD-LIBOR-BBA	(759,403)

	24,000,000		--	8/12/14	3 month USD-LIBOR-BBA	3.2575%	806,320

GBP	27,580,000		--	8/20/11	2.0225%	6 month GBP-LIBOR-BBA	(244,420)

GBP	99,980,000		--	8/24/11	2.035%	6 month GBP-LIBOR-BBA	(904,379)

GBP	35,820,000		--	8/24/14	6 month GBP-LIBOR-BBA	3.4825%	816,286

GBP	7,300,000		--	8/24/29	6 month GBP-LIBOR-BBA	4.29%	293,910

	$6,392,000		6,989	10/24/13	3 month USD-LIBOR-BBA	3.50%	384,513

	32,787,000		202,948	11/18/18	4.10%	3 month USD-LIBOR-BBA	(2,170,582)

AUD	16,900,000	(E)	--	2/14/12	3 month AUD-BBR-BBSW	4.39%	(210,491)

EUR	58,940,000		--	9/22/11	6 month EUR-EURIBOR-REUTERS	1.718%	45,834

	$39,083,000		--	9/22/14	2.83%	3 month USD-LIBOR-BBA	(376,571)

EUR	66,860,000		--	9/25/11	6 month EUR-EURIBOR-REUTERS	1.718%	41,636

GBP	60,510,000		--	9/23/11	1.9475%	6 month GBP-LIBOR-BBA	(270,375)

	$34,573,300		--	9/29/14	3 month USD-LIBOR-BBA	2.6925%	84,493

JPMorgan Chase Bank, N.A.
	3,098,000		--	3/7/18	4.45%	3 month USD-LIBOR-BBA	(275,373)

	12,762,000		--	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(2,431,713)

	26,583,000		--	3/20/13	3 month USD-LIBOR-BBA	3.145%	972,660

	56,404,000		--	3/26/10	3 month USD-LIBOR-BBA	2.33375%	556,193

	21,924,000		--	4/7/13	3 month USD-LIBOR-BBA	3.58406%	1,456,089

	41,694,000		--	5/23/10	3 month USD-LIBOR-BBA	3.16%	1,173,800

	20,604,000		--	5/22/19	3 month USD-LIBOR-BBA	3.3225%	59,672

	4,000,000		--	5/28/19	3 month USD-LIBOR-BBA	3.592%	103,726

	13,812,000		--	5/28/11	3 month USD-LIBOR-BBA	1.3375%	117,935

	14,973,000	(E)	--	6/9/20	4.73%	3 month USD-LIBOR-BBA	(1,211,466)

	8,000,000		--	6/9/19	3 month USD-LIBOR-BBA	4.207%	626,478

	47,461,000		--	6/9/11	3 month USD-LIBOR-BBA	1.7675%	792,134

	79,783,000		--	6/10/11	3 month USD-LIBOR-BBA	1.81%	1,395,783

	6,137,000		--	7/16/10	3 month USD-LIBOR-BBA	3.384%	176,638

	2,660,000		--	7/17/18	4.52%	3 month USD-LIBOR-BBA	(265,246)

	17,719,000		--	7/22/10	3 month USD-LIBOR-BBA	3.565%	540,375

	47,526,000		--	7/28/10	3 month USD-LIBOR-BBA	3.5141%	1,420,243

CAD	19,210,000		--	6/9/12	6 month CAD-BA-CDOR	1.95%	128,024

CAD	6,140,000		--	6/9/14	2.725%	6 month CAD-BA-CDOR	(79,375)

	$14,973,000	(E)	--	6/11/20	4.735%	3 month USD-LIBOR-BBA	(1,214,610)

CAD	30,650,000		--	6/9/10	0.57%	1 month CAD-BA-CDOR	(25,861)

	$24,891,000		--	6/16/19	4.09%	3 month USD-LIBOR-BBA	(1,676,564)

	10,898,000		--	6/19/19	3 month USD-LIBOR-BBA	3.8725%	524,423

AUD	7,160,000		--	6/26/19	6 month AUD-BBR-BBSW	6.05%	42,029

CAD	7,160,000		--	6/25/19	3.626%	6 month CAD-BA-CDOR	(198,250)

JPY	3,090,500,000		--	9/18/15	6 month JPY-LIBOR-BBA	1.19%	477,619

JPY	7,230,000		--	9/18/38	2.17%	6 month JPY-LIBOR-BBA	(856)

	$17,170,000		--	9/23/38	4.70763%	3 month USD-LIBOR-BBA	(2,379,278)

	3,663,000		--	10/22/10	3 month USD-LIBOR-BBA	2.78%	123,195

	12,764,000		--	10/23/13	3 month USD-LIBOR-BBA	3.535%	774,729

EUR	23,610,000		--	11/4/18	6 month EUR-EURIBOR-REUTERS	4.318%	3,577,551

JPY	424,200,000	(E)	--	7/28/29	6 month JPY-LIBOR-BBA	2.67%	(25,797)

JPY	570,400,000	(E)	--	7/28/39	2.40%	6 month JPY-LIBOR-BBA	36,024

	$64,500,000		--	7/30/11	1.46%	3 month USD-LIBOR-BBA	(424,681)

	25,609,000		--	8/3/14	3 month USD-LIBOR-BBA	3.061%	642,269

	83,000,000		--	11/24/10	3 month USD-LIBOR-BBA	2.0075%	1,756,363

EUR	12,180,000		--	12/11/13	6 month EUR-EURIBOR-REUTERS	3.536%	1,101,939

EUR	17,400,000		--	12/16/10	6 month EUR-EURIBOR-REUTERS	2.994%	959,338

PLN	10,480,000		--	1/26/11	6 month PLN-WIBOR-WIBO	4.177%	44,170

	$25,600,000		--	8/4/14	3 month USD-LIBOR-BBA	2.89%	432,218

HUF	415,000,000		--	8/6/14	6 month HUF-BUBOR-REUTERS	7.08%	(7,851)

	$15,300,000		--	8/7/19	4.015%	3 month USD-LIBOR-BBA	(823,711)

	28,000,000		--	8/10/19	4.02%	3 month USD-LIBOR-BBA	(1,510,158)

	67,000,000		--	8/12/11	1.735%	3 month USD-LIBOR-BBA	(759,403)

	24,000,000		--	8/12/14	3 month USD-LIBOR-BBA	3.26%	809,282

	144,000,000		--	8/13/11	1.67589%	3 month USD-LIBOR-BBA	(1,449,512)

	39,300,000		--	8/13/14	3 month USD-LIBOR-BBA	3.1475%	1,111,726

HUF	109,100,000		--	8/27/14	6 month HUF-BUBOR-REUTERS	6.94%	(3,901)

JPY	3,880,000,000		--	6/6/13	1.83%	6 month JPY-LIBOR-BBA	(1,892,497)

	$9,040,000		--	1/27/24	3.1%	3 month USD-LIBOR-BBA	613,205

AUD	13,520,000	(E)	--	1/27/12	3 month AUD-BBR-BBSW	4.21%	(182,388)

	$4,520,000		--	2/3/24	3 month USD-LIBOR-BBA	3.2825%	(214,534)

	186,477,000		--	2/6/11	1.6966%	3 month USD-LIBOR-BBA	(2,414,865)

	19,809,000		--	2/6/29	3 month USD-LIBOR-BBA	3.4546%	(1,026,190)

	45,033,000		--	3/3/11	3 month USD-LIBOR-BBA	1.68283%	542,593

	8,122,000		--	3/6/39	3.48%	3 month USD-LIBOR-BBA	623,831

	16,445,200		--	9/10/19	3.66%	3 month USD-LIBOR-BBA	(326,255)

EUR	8,720,000	(E)	--	9/17/29	6 month EUR-EURIBOR-REUTERS	4.944%	78,533

	$16,500,000		--	9/14/19	3 month USD-LIBOR-BBA	3.505%	98,730

EUR	68,310,000		--	9/18/11	1.662%	6 month EUR-EURIBOR-REUTERS	45,417

EUR	18,020,000		--	9/18/14	6 month EUR-EURIBOR-REUTERS	2.72%	45,629

	$10,100,000		--	9/21/19	3 month USD-LIBOR-BBA	3.575%	114,150

EUR	23,000,000		--	9/22/19	6 month EUR-EURIBOR-REUTERS	3.549%	282,906

	$33,010,000		--	9/22/19	3.645%	3 month USD-LIBOR-BBA	(569,716)

	62,532,800	--	9/22/11	1.335%	3 month USD-LIBOR-BBA	(83,882)

GBP	1,100,000	--	9/24/29	6 month GBP-LIBOR-BBA	4.1975%	18,486

GBP	8,770,000	--	9/28/19	3.9225%	6 month GBP-LIBOR-BBA	(54,045)

EUR	11,500,000	--	10/1/19	3.481%	6 month EUR-EURIBOR-REUTERS	(31,997)

CAD	8,690,000	--	3/16/11	0.98%	3 month CAD-BA-CDOR	(1,488)

CAD	1,910,000	--	3/16/19	3 month CAD-BA-CDOR	2.7%	(92,999)

CAD	8,950,000	--	3/17/13	1.56%	3 month CAD-BA-CDOR	175,624

CAD	2,850,000	--	3/17/24	3 month CAD-BA-CDOR	3.46%	(121,353)

	$57,000,000	--	3/20/19	3.20875%	3 month USD-LIBOR-BBA	885,196

	131,000,000	--	3/24/11	3 month USD-LIBOR-BBA	1.4625%	1,041,297

	3,900,000	--	4/1/24	3 month USD-LIBOR-BBA	3.17%	(200,481)

	85,070,000	--	4/3/11	3 month USD-LIBOR-BBA	1.365%	963,028

	17,340,000	--	4/3/13	1.963%	3 month USD-LIBOR-BBA	(62,253)

	84,290,000	--	4/3/14	2.203%	3 month USD-LIBOR-BBA	290,475

	109,260,000	--	4/3/10	3 month USD-LIBOR-BBA	1.168%	921,757

	52,620,000	--	4/9/11	3 month USD-LIBOR-BBA	1.5025%	731,652

	11,000,000	--	5/11/19	3 month USD-LIBOR-BBA	3.4%	116,917

Merrill Lynch Capital Services, Inc.
JPY	549,700,000	--	6/10/16	1.99625%	6 month JPY-LIBOR-BBA	(402,757)

Merrill Lynch Derivative Products AG
JPY	274,800,000	--	6/11/17	2.05625%	6 month JPY-LIBOR-BBA	(215,418)

Total						$7,850,571

(E) See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/09 (Unaudited)
			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by or	appreciation/
Notional amount		date	fund per annum	paid by fund	(depreciation)

Deutsche Bank AG
EUR	5,454,000	3/27/14	1.785%	Eurostat	$39,934
				Eurozone HICP
				excluding tobacco

Goldman Sachs International
EUR	9,090,000	4/30/13	2.375%	French Consumer	552,955
				Price Index
				excluding tobacco

EUR	9,090,000	4/30/13	(2.41%)	Eurostat	(574,520)
				Eurozone HICP
				excluding tobacco

EUR	9,090,000	5/6/13	2.34%	French Consumer	534,319
				Price Index
				excluding tobacco

EUR	9,090,000	5/6/13	(2.385%)	Eurostat	(560,144)
				Eurozone HICP
				excluding tobacco

	$6,860,000	7/9/14	(1.70%)	USA Non Revised	40,680
				Consumer Price
				Index- Urban
				(CPI-U)

	5,488,000	7/13/14	(1.60%)	USA Non Revised	58,941
				Consumer Price
				Index- Urban
				(CPI-U)

EUR	7,150,000	4/23/14	1.67%	Eurostat	(70,780)
				Eurozone HICP
				excluding tobacco

EUR	5,454,000	4/14/14	1.835%	Eurostat	8,786
				Eurozone HICP
				excluding tobacco

	$21,620,000	5/18/10	(0.25%)	USA Non Revised	368,189
				Consumer Price
				Index- Urban
				(CPI-U)

GBP	7,110,000	8/21/12	(2.66%)	GBP Non-revised	15,590
				UK Retail Price
				Index

Total					$413,950

CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/09 (Unaudited)

		Upfront				Fixed payments
		premium			Termi-	received	Unrealized
Swap counterparty /		received		Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

Bank of America, N.A.
Financial Security
Assurance Holdings,
Ltd, 6.4%, 12/15/66	Baa1	$--		$460,000	12/20/12	95 bp	$(70,668)

Ford Motor Co., 7.45%,
7/16/31	--	--		340,000	3/20/12	(525 bp)	21,951

Ford Motor Credit Co.,
7%, 10/1/13	Caa1	--		1,020,000	3/20/12	285 bp	(48,674)

Nalco Co., 7.75%,
11/15/11	Ba2	--		65,000	9/20/12	350 bp	353

Barclays Bank PLC
DJ ABX HE PEN AAA
Series 6 Version 1 Index	A+	215,636		1,186,456	7/25/45	18 bp	76,501

DJ ABX HE PEN AAA
Series 6 Version 1 Index	A+	170,599		889,722	7/25/45	18 bp	66,262

DJ ABX HE PEN AAA
Series 6 Version 1 Index	A+	178,864		847,639	7/25/45	18 bp	79,461

DJ ABX HE PEN AAA
Series 6 Version 1 Index	A+	180,509		851,943	7/25/45	18 bp	80,601

DJ ABX HE PEN AAA
Series 7 Version 1 Index	BB-	756,757		1,284,000	8/25/37	9 bp	(37,377)

DJ CDX NA IG Series 12
Version 1 Index	--	(353,710)		9,379,000	6/20/14	(100 bp)	(315,141)

Citibank, N.A.
DJ ABX HE AAA Index	BBB-	681,158		3,292,554	5/25/46	11 bp	(248,928)

DJ ABX HE PEN AAA Index	BBB-	592,401		3,830,752	5/25/46	11 bp	(489,716)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	BBB-	140,868		662,521	5/25/46	11 bp	(46,282)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	A+	139,690		686,241	7/25/45	18 bp	59,215

DJ ABX HE PEN AAA
Series 6 Version 2 Index	BBB-	557,816		3,038,293	5/25/46	11 bp	(300,446)

Lighthouse
International Co., SA,
8%, 4/30/14	B3	--	EUR	400,000	3/20/13	815 bp	(100,078)

Republic of Argentina,
8.28%, 12/31/33	--	--		$245,000	9/20/13	(1,170 bp)	(4,493)

Republic of Argentina,
8.28%, 12/31/33	--	--		245,000	9/20/13	(945 bp)	12,364

Credit Suisse First Boston International
Ukraine (Government
of), 7.65%, 6/11/13	B2	--		795,000	10/20/11	194 bp	(156,036)

Credit Suisse International
DJ ABX HE PEN AAA
Series 6 Version 1 Index	A+	779,004		3,797,759	7/25/45	18 bp	333,640

DJ ABX HE PEN AAA
Series 6 Version 2 Index	BBB-	1,718,678		3,759,366	5/25/46	11 bp	656,726

DJ ABX HE PEN AAA
Series 7 Version 1 Index	BB-	965,438		1,626,000	8/25/37	9 bp	(38,593)

DJ CMB NA CMBX AAA Index	AA+	7,989		48,000	12/13/49	8 bp	(1,010)

DJ CMBX NA AAA Series 4
Version 1 Index	AA+	1,133,316		2,743,500	2/17/51	35 bp	582,307

Deutsche Bank AG
DJ ABX HE PEN AAA Index	BBB-	589,697		3,830,752	5/25/46	11 bp	(492,421)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	A+	96,580		442,829	7/25/45	18 bp	44,650

DJ ABX HE PEN AAA
Series 6 Version 2 Index	BBB-	559,166		1,484,657	5/25/46	11 bp	139,777

DJ iTraxx Europe Series
8 Version 1	--	(44,201)	EUR	460,800	12/20/12	(375 bp)	1,723

DJ iTraxx Europe Series
9 Version 1	--	130,174	EUR	1,905,600	6/20/13	(650 bp)	85,667

Federal Republic of
Brazil, 12 1/4%, 3/6/30	Baa3	--		$700,000	10/20/17	105 bp	(16,504)

General Electric
Capital Corp., 6%,
6/15/12	Aa2	--		280,000	9/20/13	109 bp	(8,600)

India Government Bond,
5 7/8%, 1/2/10	Ba2	--		3,410,000	1/11/10	170 bp	29,926

Korea Monetary STAB
Bond, 5.15%, 2/12/10	A2	--		1,240,000	2/19/10	153 bp	4,603

Korea Monetary STAB
Bond, 5.45%, 1/23/10	A	--		480,000	2/1/10	139 bp	1,809

Nalco Co., 7.75%,
11/15/11	Ba2	--		60,000	12/20/12	363 bp	503

Republic of Argentina,
8.28%, 12/31/33	--	--		187,500	4/20/13	(565 bp)	22,507

Republic of Argentina,
8.28%, 12/31/33	--	--		490,000	8/20/12	(380 bp)	79,797

Republic of Argentina,
8.28%, 12/31/33	--	--		1,755,000		3/20/13	(551 bp)	255,234

Russian Federation,
7 1/2%, 3/31/30	--	--		187,500		4/20/13	(112 bp)	3,962

Smurfit Kappa Funding,
7 3/4%, 4/1/15	B2	--	EUR	405,000		9/20/13	715 bp	20,111

Thomson SA, 5 3/4%,
9/25/49	--	--	EUR	9,600		12/20/12	(375 bp)	2,902

Thomson SA, 5 3/4%,
9/25/49	--	--	EUR	39,700		6/20/13	(650 bp)	10,400

United Mexican States,
7.5%, 4/8/33	Baa1	--		$1,095,000		3/20/14	56 bp	(43,849)

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B2	--	EUR	375,000		9/20/13	477 bp	6,050

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B2	--	EUR	375,000		9/20/13	535 bp	17,062

Goldman Sachs International
DJ ABX HE PEN AAA
Series 6 Version 2 Index	BBB-	751,826		$1,742,126		5/25/46	11 bp	259,708

DJ CDX NA CMBX AAA Index	AAA	40,233		1,100,000		3/15/49	7 bp	(94,506)

DJ CDX NA IG Series 12
Version 1 Index	--	(1,258,040)		28,941,000		6/20/14	(100 bp)	(1,139,028)

DJ CDX NA IG Series 12
Version 1 Index	--	(100,770)		2,293,000		6/20/14	(100 bp)	(91,341)

Lighthouse
International Co, SA,
8%, 4/30/14	B3	--	EUR	350,000		3/20/13	680 bp	(88,397)

Smurfit Kappa Funding,
7 3/4%, 4/1/15	B2	--	EUR	375,000		9/20/13	720 bp	17,378

JPMorgan Chase Bank, N.A.
Claire's Stores,
9 5/8%, 6/1/15	Caa1	--		$50,000		6/20/12	230 bp	(13,853)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	A+	119,283		556,166		7/25/45	18 bp	54,044

DJ ABX HE PEN AAA
Series 6 Version 2 Index	BBB-	155,185		710,646		5/25/46	11 bp	(45,560)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	BBB-	562,059		1,471,022		5/25/46	11 bp	146,523

DJ CDX NA EM Series 10
Index	Ba2	28,017		485,000		12/20/13	335 bp	36,460

DJ iTraxx Europe
Crossover Series 8
Version 1	--	(128,274)	EUR	960,000		12/20/12	(375 bp)	(32,598)

Freeport-McMoRan Copper
& Gold, Inc., bank term
loan	--	--		$883,300		3/20/12	(85 bp)	(5,597)

Republic of Argentina,
8.28%, 12/31/33	B-	--		520,000		6/20/14	235 bp	(151,432)

Republic of Hungary,
4 3/4%, 2/3/15	--	--		495,000		4/20/13	(171.5 bp)	1,602

Russian Federation,
7 1/2%, 3/31/30	Baa1	--		590,000		5/20/17	60 bp	(58,882)

Russian Federation,
7 1/2%, 3/31/30	Baa1	--		95,000		9/20/13	276 bp	2,630

Russian Federation,
7.5%, 3/31/30	Baa1	--		825,000		8/20/12	65 bp	(25,850)

Sanmina-Sci Corp.,
8 1/8%, 3/1/16	B3	--		170,000		6/20/13	595 bp	(7,594)

Thomson SA, 5 3/4%,
9/25/49	--	--	EUR	20,000		12/20/12	(375 bp)	6,046

Merrill Lynch Capital Services, Inc.
D.R. Horton Inc.,
7 7/8%, 8/15/11	--	--		$615,000		9/20/11	(426 bp)	(34,079)

Morgan Stanley Capital Services, Inc.
DJ ABX CMBX BBB Index	--	40		55,165		10/12/52	(134 bp)	40,074

DJ CMB NA CMBX AAA Index	AA+	210,259		1,937,500		2/17/51	35 bp	(178,891)

Dominican Republic,
8 5/8%, 4/20/27	--	--		850,000		11/20/11	(170 bp)	66,000

Freeport-McMoRan Copper
& Gold, Inc., T/L Bank
Loan	Baa3	--		884,900		3/20/12	44 bp	(8,982)

Nalco Co., 7.75%,
11/15/11	Ba2	--		65,000		9/20/12	330 bp	(92)

Nalco Co., 7.75%,
11/15/11	Ba2	--		95,000		3/20/13	460 bp	3,543

Republic of Venezuela,
9 1/4%, 9/15/27	B2	--		680,000		10/12/12	339 bp	(78,861)

UBS, AG
Meritage Homes Corp.,
7%, 5/1/14	--	--		45,000	(F)	9/20/13	(760 bp)	(5,661)

Total								$(1,149,948)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2009. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for ASC 820 disclosures based on securities valuation inputs.

Key to holding's currency abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
TRY	Turkish Lira
USD / $	United States Dollar
ZAR	South African Rand

Key to holding's abbreviations

EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
PO	Principal Only
TBA	To Be Announced Commitments

NOTES

(a) Percentages indicated are based on net assets of $466,270,136.

(b) The aggregate identified cost on a tax basis is $564,611,517, resulting in gross unrealized appreciation and depreciation of $44,492,277 and $40,719,938, respectively, or net unrealized appreciation of $3,772,339.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at September 30, 2009 was $18,479, or less than 0.1% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at September 30, 2009.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivative contracts at September 30, 2009.

(FWC) Forward commitments, in part or in entirety.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at September 30, 2009. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $86,101 for the period ended September 30, 2009. During the period ended September 30, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $218,415,540 and $168,015,873, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") disclosures based on the securities valuation inputs.

(R) Real Estate Investment Trust.

At September 30, 2009, liquid assets totaling $228,058,686 have been segregated to cover open forward commitments, swap contracts, and futures contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB and FRN are the current interest rates at September 30, 2009.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at September 30, 2009.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at September 30, 2009 (as a percentage of Portfolio Value):

United States	87.5%
Russia	3.2
Argentina	1.7
Venezuela	1.3
Sweden	0.8
Brazil	0.8
Indonesia	0.6
Turkey	0.6
Canada	0.5
Other	3.0

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings) . Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The fund had an average contract amount of approximately $137,500,000 on Purchase options contracts for the period ended September 30, 2009. The fund had an average contract amount of approximately $292,700,000 on Written options contracts for the period ended September 30, 2009. Outstanding contracts on Futures contracts at the period ended September 30, 2009 are indicative of the volume of activity during the period.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts on Forward currency contract at the period ended September 30, 2009 are indicative of the volume of activity during the period.

Total return swap contracts: The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to help enhance the funds return and manage the fund’s exposure to credit risk. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $150,500,000 on Total return swap contracts for the period ended September 30, 2009.

Interest rate swap contracts: The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk , is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $7,172,500,000 on Interest rate swap contracts for the period ended September 30, 2009.

Credit default contracts: The fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. The fund had an average notional amount of approximately $145,600,000 on Credit default swap contracts for the period ended September 30, 2009.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which can not be sold or repledged totaled $1,918,221 at September 30, 2009. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At September 30, 2009, the fund had a net liability position of $28,137,347 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $14,260,457.

TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls: To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

On September 15, 2008, the fund terminated its outstanding derivatives contracts with Lehman Brothers Special Financing, Inc. (“LBSF”) in connection with the bankruptcy filing of LBSF’s parent company, Lehman Brothers Holdings, Inc. On September 26, 2008, the fund entered into a receivable purchase agreement (“Agreement”) with another registered investment company (the “Seller”) managed by Putnam Management. Under the Agreement, the Seller sold to the fund the right to receive, in the aggregate, $648,551 in net payments from LBSF in connection with certain terminated derivatives transactions (the “Receivable”), in exchange for an initial payment plus (or minus) additional amounts based on the fund’s ultimate realized gain (or loss) with respect to the Receivable. The Receivable will be offset against the fund’s net payable to LBSF. Future payments under the Agreement are valued at fair value following procedures approved by the Trustees. All remaining payments under the Agreement will be recorded as realized gain or loss. The fund’s net payable to LBSF was calculated in accordance with the fund’s master contract with LBSF. The fund has accrued interest on the net payable. Putnam Management currently is in discussions with LBSF regarding resolution of amounts payable to LBSF. Amounts recorded are estimates and final payments may differ from these estimates by a material amount.

In September 2006, ASC 820 was issued. ASC 820 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of ASC 820 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of September 30, 2009:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed securities	$--	$38,640,333	$1,180,153

Common stocks:

Conglomerates	--	--	2,627

Communication services	25,843	--	--

Consumer cyclicals	--	--	8

Total common stocks	25,843	--	2,635

Convertible bonds and notes	--	1,076,927	--

Convertible preferred stocks	--	22,429	--

Corporate bonds and notes	--	94,726,905	1,201

Foreign government bonds and notes	--	34,019,648	--

Mortgage-backed securities	--	253,436,646	--

Preferred stocks	--	94,790	--

Purchased options outstanding	--	10,750,529	--

Senior loans	--	18,919,645	--

U.S. Government and agency mortgage obligations	--	43,373,686	--

Warrants	7,421	17,275	2

Short-term investments	50,399,667	21,688,121	--

Totals by level	$50,432,931	$516,766,934	$1,183,991

	Level 1	Level 2	Level 3

Other financial instruments:	$1,516,025	$(38,549,505)	$(162,008)

Other financial instruments include futures, written options, TBA sale commitments, swaps, forward currency contracts and receivable purchase agreements.

The following is a reconciliation of Level 3 assets as of September 30, 2009:

Investments in securities:					Change in net		Net
		Balance as of	Accrued		unrealized	Net	transfers in	Balance as of
		December	discounts/	Realized	appreciation/	purchases/	and/or out	September
		31, 2008	premiums	gain/(loss)	(depreciation) †	sales	of Level 3	30, 2009

Asset-backed securities		$916,293	$--	$(15,226)	$(210,378)	$(27,075)	$516,539	$1,180,153

Common stocks:

	Conglomerates	$--	--	--	--	--	2,627	$2,627

	Consumer cyclicals	$8	--	--	--	--	--	$8

	Energy	$39,161	--	44,608	(27,318)	(55,859)	(592)	$--

Total common stocks		$39,169	--	44,608	(27,318)	(55,859)	2,035	$2,635

Corporate bonds and notes		$13,587	3,844	1,059	(3,274)	(1,654)	(12,361)	$1,201

Senior loans		$549,450	11,531	(907,746)	614,065	(267,300)	--	$--

Warrants		$722	--	(16,842)	16,122	--	--	$2

Totals:		$1,519,221	$15,375	$(894,147)	$389,217	$(351,888)	$506,213	$1,183,991

† Includes $(233,542) related to Level 3 securities still held at period end.

				Change in net		Net
	Balance as of	Accrued		unrealized	Net	transfers in	Balance as of
	December	discounts/	Realized	appreciation/	purchases/	and/or out	September
	31, 2008 ††	premiums	gain/(loss)	(depreciation) †	sales	of Level 3	30, 2009 ††

Other financial instruments:	$(167,141)	$--	$--	$5,133	$--	$--	$(162,008)

† Includes $5,133 related to Level 3 securities still held at period end.

†† Includes amount payable under receivable purchase agreement.

Market Values of Derivative Instruments as of September 30, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Credit contracts	$943,820	$11,670,015

Foreign exchange contracts	2,145,570	702,448

Interest rate contracts	111,951,385	125,912,825

Total	$115,040,775	$138,285,288

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Equity Income Fund
The fund's portfolio
9/30/09 (Unaudited)

COMMON STOCKS (94.5%)(a)
	Shares	Value

Aerospace and defense (2.2%)
Lockheed Martin Corp.	69,270	$5,408,602
Raytheon Co. (S)	68,910	3,305,613
		8,714,215

Banking (11.0%)
Bank of America Corp. (S)	794,200	13,437,864
Bank of New York Mellon Corp. (The)	106,230	3,079,608
JPMorgan Chase & Co.	60,190	2,637,526
State Street Corp.	280,280	14,742,728
SunTrust Banks, Inc.	190,430	4,294,197
Wells Fargo & Co. (S)	200,862	5,660,291
Zions Bancorp. (S)	25,920	465,782
		44,317,996

Biotechnology (3.2%)
Amgen, Inc. (NON)	150,540	9,067,024
Genzyme Corp. (NON)	65,990	3,743,613
		12,810,637

Building materials (0.3%)
Owens Corning, Inc. (NON)	59,490	1,335,551
		1,335,551

Cable television (1.3%)
Comcast Corp. Special Class A	122,990	1,977,679
DIRECTV Group, Inc. (The) (NON) (S)	86,610	2,388,704
DISH Network Corp. Class A (NON)	53,710	1,034,455
		5,400,838

Chemicals (2.6%)
FMC Corp. (S)	80,530	4,529,813
Lubrizol Corp. (The) (S)	85,490	6,109,115
		10,638,928

Commercial and consumer services (0.2%)
Equifax, Inc.	27,860	811,840
		811,840

Communications equipment (0.4%)
Cisco Systems, Inc. (NON)	64,960	1,529,158
		1,529,158

Computers (1.7%)
Dell, Inc. (NON) (S)	106,550	1,625,953
EMC Corp. (NON) (S)	153,420	2,614,277
IBM Corp.	12,798	1,530,769
NetApp, Inc. (NON)	35,020	934,334
		6,705,333

Conglomerates (0.7%)
Honeywell International, Inc.	30,930	1,149,050
Tyco International, Ltd.	49,105	1,693,140
		2,842,190

Consumer goods (4.1%)
Clorox Co.	9,668	568,672
Energizer Holdings, Inc. (NON)	122,220	8,108,075
Kimberly-Clark Corp.	133,020	7,845,520
		16,522,267

Distribution (0.3%)
SYSCO Corp.	54,380	1,351,343
		1,351,343

Electric utilities (6.9%)
Alliant Energy Corp.	85,010	2,367,529
Edison International	220,200	7,394,316
Great Plains Energy, Inc. (S)	317,220	5,694,099
NV Energy, Inc.	366,550	4,248,315
Pepco Holdings, Inc.	542,671	8,074,944
		27,779,203

Electrical equipment (0.6%)
Hubbell, Inc. Class B	59,670	2,506,140

		2,506,140

Electronics (0.6%)
Texas Instruments, Inc.	110,400	2,615,376
		2,615,376

Engineering and construction (0.3%)
KBR, Inc.	45,240	1,053,640
		1,053,640

Financial (5.1%)
Assurant, Inc.	227,940	7,307,756
Discover Financial Services	812,301	13,183,645
		20,491,401

Food (0.2%)
Campbell Soup Co.	18,650	608,363
Kraft Foods, Inc. Class A	4,680	122,944
		731,307

Forest products and packaging (0.5%)
Sonoco Products Co.	79,710	2,195,213
		2,195,213

Health-care services (2.8%)
AmerisourceBergen Corp.	171,370	3,835,261
IMS Health, Inc. (S)	128,210	1,968,024
McKesson Corp.	93,180	5,548,869
		11,352,154

Insurance (5.3%)
Aflac, Inc.	27,670	1,182,616
Allied World Assurance Company Holdings, Ltd. (Bermuda)	51,940	2,489,484
Arch Capital Group, Ltd. (NON)	17,350	1,171,819
Assured Guaranty, Ltd. (Bermuda)	122,230	2,373,707
Axis Capital Holdings, Ltd.	88,550	2,672,439
Fidelity National Title Group, Inc. Class A	101,350	1,528,358
MetLife, Inc.	110,220	4,196,075
PartnerRe, Ltd.	18,760	1,443,394
Platinum Underwriters Holdings, Ltd. (Bermuda)	41,870	1,500,621
RenaissanceRe Holdings, Ltd.	30,190	1,653,204
Validus Holdings, Ltd. (Bermuda)	50,240	1,296,192
		21,507,909

Investment banking/Brokerage (2.2%)
Morgan Stanley (S)	289,990	8,954,891
		8,954,891

Media (0.9%)
Time Warner, Inc.	19,510	561,498
Viacom, Inc. Class B (NON) (S)	103,610	2,905,224
		3,466,722

Medical technology (0.7%)
Boston Scientific Corp. (NON)	129,170	1,367,910
Covidien PLC (Ireland)	19,912	861,393
Medtronic, Inc.	13,360	491,648
		2,720,951

Metals (--%)
Nucor Corp.	4,000	188,040
		188,040

Oil and gas (14.6%)
Anadarko Petroleum Corp.	7,060	442,874
BP PLC ADR (United Kingdom) (S)	182,330	9,705,426
Chevron Corp. (S)	252,270	17,767,376
Exxon Mobil Corp.	55,960	3,839,416
Marathon Oil Corp. (S)	277,000	8,836,300
Occidental Petroleum Corp.	42,610	3,340,624
Total SA (France)	231,690	13,776,742
Total SA ADR (France)	10	593
Valero Energy Corp.	64,731	1,255,134
		58,964,485

Pharmaceuticals (6.4%)
Abbott Laboratories	109,660	5,424,880
Johnson & Johnson	126,420	7,697,714
Pfizer, Inc. (S)	756,790	12,524,875
		25,647,469

Power producers (2.1%)
AES Corp. (The) (NON)	558,740	8,280,527

		8,280,527

Real estate (2.1%)
Annaly Capital Management, Inc. (R)	372,870	6,763,862
MFA Mortgage Investments, Inc. (R)	223,570	1,779,617
		8,543,479

Regional Bells (2.8%)
AT&T, Inc.	134,840	3,642,028
Verizon Communications, Inc.	255,620	7,737,617
		11,379,645

Retail (5.5%)
CVS Caremark Corp.	214,480	7,665,515
Foot Locker, Inc.	203,260	2,428,957
Gap, Inc. (The)	155,500	3,327,700
Kroger Co.	162,320	3,350,285
TJX Cos., Inc. (The)	91,538	3,400,637
Wal-Mart Stores, Inc.	44,750	2,196,778
		22,369,872

Semiconductor (0.4%)
Atmel Corp. (NON)	407,451	1,707,220
		1,707,220

Software (3.6%)
Microsoft Corp.	347,411	8,994,471
Parametric Technology Corp. (NON)	241,640	3,339,465
Symantec Corp. (NON)	132,390	2,180,463
		14,514,399

Tire and rubber (0.7%)
Goodyear Tire & Rubber Co. (The) (NON)	163,960	2,792,239
		2,792,239

Tobacco (1.8%)
Lorillard, Inc.	54,300	4,034,490
Philip Morris International, Inc.	65,940	3,213,916
		7,248,406

Waste Management (0.4%)
IESI-BFC, Ltd. (Canada)	118,822	1,535,180
		1,535,180

Total common stocks (cost $290,898,615)		$381,526,164

CONVERTIBLE PREFERRED STOCKS (3.3%)(a)
	Shares	Value

Bank of America Corp. Ser. L, 7.25% cv. pfd.	1,159	$985,150
Great Plains Energy, Inc. $6.00 cv. pfd.	68,505	4,333,626
Mylan, Inc. 6.50% cv. pfd.	3,750	3,874,575
Wells Fargo & Co. Ser. L, 7.50% cv. pfd.	1,148	1,025,164
XL Capital, Ltd. $2.687 cv. pfd.	110,190	3,046,754

Total convertible preferred stocks (cost $10,766,973)		$13,265,269

CONVERTIBLE BONDS AND NOTES (1.7%)(a)
	Principal amount	Value

Alexandria Real Estate Equities, Inc. 144A cv. sr.
unsec. notes 8s, 2029 (R)	$830,000	$1,256,454
Alliance Data Systems Corp. 144A cv. sr. notes 4 3/4s,
2014	3,655,000	5,271,978
Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014	295,000	347,731

Total convertible bonds and notes (cost $4,959,034)		$6,876,163

INVESTMENT COMPANIES (--%)(a)
	Shares	Value

Apollo Investment Corp.	10,192	$97,736

Total investment companies (cost $98,028)		$97,736

SHORT-TERM INVESTMENTS (17.8%)(a)
	Principal amount/shares	Value

Putnam Money Market Liquidity Fund (e)	1,681,035	$1,681,035
Short-term investments held as collateral for loaned
securities with yields ranging from 0.45% to 0.47% and
due dates ranging from October 1, 2009 to
October 9, 2009 (d)	$69,997,452	69,996,433

Total short-term investments (cost $71,677,468)		$71,677,468

TOTAL INVESTMENTS

Total investments (cost $378,400,118) (b)		$473,442,800

Key to holding's abbreviations

ADR	American Depository Receipts

NOTES

(a) Percentages indicated are based on net assets of $403,562,408.

(b) The aggregate identified cost on a tax basis is $381,723,131, resulting in gross unrealized appreciation and depreciation of $97,154,973 and $5,435,304, respectively, or net unrealized appreciation of $91,719,669.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2009, the value of securities loaned amounted to $67,772,207. The fund received cash collateral of $69,996,433 which is pooled with collateral of other Putnam funds into 2 issues of short-term investments.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $1,701 for the period ended September 30, 2009. During the period ended September 30, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $32,485,077 and $30,804,042, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at September 30, 2009.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

The dates shown on debt obligations are the original maturity dates.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings) . Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

In September 2006, Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") was issued. ASC 820 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of ASC 820 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of September 30, 2009:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$13,022,181	$--	$--

Capital goods	13,809,175	--	--

Communication services	16,780,483	--	--

Conglomerates	2,842,190	--	--

Consumer cyclicals	19,760,424	--	--

Consumer staples	36,869,123	--	--

Energy	58,964,485	--	--

Financial	103,815,676	--	--

Health care	52,531,211	--	--

Technology	27,071,486	--	--

Utilities and power	36,059,730	--	--

Total common stocks	381,526,164	--	--

Convertible bonds and notes	--	6,876,163	--

Convertible preferred stocks	--	13,265,269	--

Investment companies	97,736	--	--

Short-term investments	1,681,035	69,996,433	--

Totals by level	$383,304,935	$90,137,865	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT The George Putnam Fund of Boston

The fund's portfolio
9/30/09 (Unaudited)

COMMON STOCKS (57.5%)(a)
	Shares	Value

Banking (5.9%)
Bank of America Corp.	100,230	$1,695,892
Bank of New York Mellon Corp. (The)	54,300	1,574,157
JPMorgan Chase & Co.	114,900	5,034,918
PNC Financial Services Group, Inc.	22,000	1,068,980
SunTrust Banks, Inc.	11,500	259,325
U.S. Bancorp	12,400	271,064
Wells Fargo & Co.	117,400	3,308,332
		13,212,668

Basic materials (1.9%)
Alcoa, Inc.	51,000	669,120
Dow Chemical Co. (The)	12,900	336,303
E.I. du Pont de Nemours & Co.	27,400	880,636
Nucor Corp.	22,700	1,067,127
PPG Industries, Inc.	16,100	937,181
Weyerhaeuser Co.	7,500	274,875
		4,165,242

Capital goods (3.3%)
Avery Dennison Corp.	8,300	298,883
Boeing Co. (The)	7,150	387,173
Caterpillar, Inc.	10,500	538,965
Deere (John) & Co.	8,500	364,820
Emerson Electric Co.	9,600	384,768
Lockheed Martin Corp.	29,700	2,318,976
Northrop Grumman Corp.	6,900	357,075
Parker-Hannifin Corp.	12,800	663,552
Raytheon Co.	15,400	738,738
United Technologies Corp.	22,000	1,340,460
		7,393,410

Communication services (4.1%)
AT&T, Inc.	123,900	3,346,539
Comcast Corp. Class A	60,800	1,026,912
DIRECTV Group, Inc. (The) (NON)	22,100	609,518
DISH Network Corp. Class A (NON)	14,100	271,566
Motorola, Inc.	81,700	701,803
Telefonica SA ADR (Spain)	3,100	257,021
Verizon Communications, Inc.	70,940	2,147,354
Vodafone Group PLC ADR (United Kingdom)	33,000	742,500
		9,103,213

Conglomerates (1.6%)
3M Co.	8,500	627,300
General Electric Co.	128,200	2,105,044
Honeywell International, Inc.	19,700	731,855
		3,464,199

Consumer cyclicals (3.7%)
D.R. Horton, Inc.	14,700	167,727
Gap, Inc. (The)	16,800	359,520
Home Depot, Inc. (The)	43,500	1,158,840
Lowe's Cos., Inc.	37,400	783,156
Marriott International, Inc. Class A	10,981	302,966
Staples, Inc.	22,400	520,128
Target Corp.	14,000	653,520
Time Warner, Inc.	23,200	667,696
TJX Cos., Inc. (The)	34,100	1,266,815
Viacom, Inc. Class B (NON)	31,600	886,064
Wal-Mart Stores, Inc.	9,300	456,537
Walt Disney Co. (The)	29,100	799,086
Whirlpool Corp.	3,500	244,860
		8,266,915

Consumer staples (5.6%)
Campbell Soup Co.	15,600	508,872
Clorox Co.	20,900	1,229,338
Coca-Cola Co. (The)	2,700	144,990
CVS Caremark Corp.	37,800	1,350,972
General Mills, Inc.	14,500	933,510
Kimberly-Clark Corp.	22,300	1,315,254
Kraft Foods, Inc. Class A	26,102	685,700
Kroger Co.	33,700	695,568
Lorillard, Inc.	7,800	579,540
Newell Rubbermaid, Inc.	64,500	1,012,005
Philip Morris International, Inc.	57,380	2,796,701
Procter & Gamble Co. (The)	13,700	793,504
SYSCO Corp.	14,700	365,295
		12,411,249

Energy (8.9%)
Anadarko Petroleum Corp.	15,000	940,950
Chevron Corp.	65,600	4,620,208
ConocoPhillips	18,400	830,944
Devon Energy Corp.	7,300	491,509
EOG Resources, Inc.	4,200	350,742
Exxon Mobil Corp.	65,700	4,507,677
Halliburton Co.	15,300	414,936
Marathon Oil Corp.	38,300	1,221,770
Newfield Exploration Co. (NON)	13,200	561,792
Noble Corp.	12,700	482,092
Noble Energy, Inc.	5,100	336,396
Occidental Petroleum Corp.	23,800	1,865,920
Total SA ADR (France)	32,800	1,943,728
Valero Energy Corp.	24,100	467,299
Weatherford International, Ltd. (Switzerland) (NON)	21,300	441,549
Williams Cos., Inc. (The)	18,100	323,447
		19,800,959

Financials (4.4%)
Chubb Corp. (The)	34,100	1,718,981
Goldman Sachs Group, Inc. (The)	14,680	2,706,258
MetLife, Inc.	37,800	1,439,046
Morgan Stanley	67,650	2,089,032
Travelers Cos., Inc. (The)	35,700	1,757,511
		9,710,828

Health care (8.4%)
Abbott Laboratories	13,900	687,633
Aetna, Inc.	24,900	692,967
Amgen, Inc. (NON)	6,500	391,495
Baxter International, Inc.	10,400	592,904
Boston Scientific Corp. (NON)	97,700	1,034,643
Bristol-Myers Squibb Co.	24,100	542,732
Covidien PLC (Ireland)	32,925	1,424,336
Genzyme Corp. (NON)	2,800	158,844
Hospira, Inc. (NON)	38,200	1,703,720
Johnson & Johnson	38,400	2,338,176
McKesson Corp.	23,800	1,417,290
Medtronic, Inc.	12,300	452,640
Merck & Co., Inc.	47,300	1,496,099
Pfizer, Inc.	212,800	3,521,840
WellPoint, Inc. (NON)	13,900	658,304
Wyeth	32,900	1,598,282
		18,711,905

Insurance (1.7%)
ACE, Ltd.	23,600	1,261,656
Allstate Corp. (The)	19,700	603,214
Everest Re Group, Ltd.	7,400	648,980
Marsh & McLennan Cos., Inc.	29,000	717,170
RenaissanceRe Holdings, Ltd.	10,600	580,456
		3,811,476

Real estate (0.7%)
Digital Realty Trust, Inc. (R)	8,200	374,822
Equity Residential Properties Trust (R)	18,652	572,616
Simon Property Group, Inc. (R)	7,303	507,047
		1,454,485

Technology (3.5%)
Applied Materials, Inc.	23,500	314,900
Atmel Corp. (NON)	158,100	662,439
Cisco Systems, Inc. (NON)	34,600	814,484
Electronic Arts, Inc. (NON)	15,000	285,750
EMC Corp. (NON)	66,900	1,139,976
IBM Corp.	5,500	657,855
Intel Corp.	11,800	230,926
Microsoft Corp.	49,200	1,273,788
Nokia OYJ ADR (Finland)	21,500	314,330
Oracle Corp.	15,800	329,272
Symantec Corp. (NON)	12,900	212,463
Texas Instruments, Inc.	35,300	836,257
Yahoo!, Inc. (NON)	44,400	790,764
		7,863,204

Transportation (0.6%)
Burlington Northern Santa Fe Corp.	11,200	894,096
United Parcel Service, Inc. Class B	6,200	350,114
		1,244,210

Utilities and power (3.2%)
American Electric Power Co., Inc.	18,500	573,315
Dominion Resources, Inc.	8,100	279,450
Duke Energy Corp.	20,700	325,818
Edison International	38,100	1,279,398
El Paso Corp.	32,700	337,464
Entergy Corp.	17,520	1,399,147
Exelon Corp.	8,900	441,618
FPL Group, Inc.	9,900	546,777

Great Plains Energy, Inc.	5,000	89,750
PG&E Corp.	34,640	1,402,574
Wisconsin Energy Corp.	10,100	456,217
		7,131,528

Total common stocks (cost $113,873,696)		$127,745,491

CORPORATE BONDS AND NOTES (11.0%)(a)
	Principal amount	Value

Basic materials (0.7%)
ArcelorMittal sr. unsec. unsub. 9.85s, 2019
(Luxembourg)	$50,000	$58,947
Bemis Co., Inc. sr. unsec. unsub. notes 6.8s, 2019	15,000	16,740
Dow Chemical Co. (The) notes 9.4s, 2039	35,000	43,105
Dow Chemical Co. (The) sr. unsec. notes 7.6s, 2014	127,000	140,494
Dow Chemical Co. (The) sr. unsec. unsub. notes 5.9s,
2015	275,000	282,255
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017	209,000	222,063
Holcim, Ltd. 144 company guaranty 6s, 2019 (China)	40,000	40,487
International Paper Co. sr. unsec. notes 9 3/8s, 2019	134,000	156,110
International Paper Co. sr. unsec. unsub. notes
7 1/2s, 2021	20,000	21,191
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016	17,000	18,134
Potash Corp. of Saskatchewan, Inc. sr. unsec. notes
6 1/2s, 2019 (Canada)	16,000	17,931
Potash Corp. of Saskatchewan, Inc. sr. unsec. notes
5 1/4s, 2014 (Canada)	4,000	4,327
Potash Corp. of Saskatchewan, Inc. sr. unsec. notes
4 7/8s, 2020 (Canada)	70,000	69,920
Rio Tinto Finance USA LTD company guaranty sr. unsec.
notes 9s, 2019 (Australia)	40,000	49,103
Sealed Air Corp. 144A notes 5 5/8s, 2013	25,000	25,318
Teck Resources, Ltd. sr. notes 10 3/4s, 2019 (Canada)	6,000	6,975
Teck Resources, Ltd. sr. notes 10 1/4s, 2016 (Canada)	7,000	7,910
Teck Resources, Ltd. sr. notes 9 3/4s, 2014 (Canada)	6,000	6,600
Vale Overseas, Ltd. company guaranty unsec. unsub.
notes 5 5/8s, 2019	287,000	291,930
Westvaco Corp. unsec. notes 7 1/2s, 2027	21,000	17,628
Xstrata Finance Canada, Ltd. 144A company guaranty
5.8s, 2016 (Canada)	95,000	93,404
		1,590,572

Capital goods (0.2%)
Allied Waste North America, Inc. sec. notes 6 1/2s,
2010	20,000	20,650
Allied Waste North America, Inc. sec. notes Ser. B,
5 3/4s, 2011	15,000	15,574
Allied Waste North America, Inc. sr. unsec. notes
6 3/8s, 2011	30,000	31,295
Boeing Co. (The) sr. unsec. unsub. notes 5 7/8s, 2040	45,000	49,095
Eaton Corp. notes 5.6s, 2018	20,000	20,817
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)	104,000	97,256
Parker Hannifin Corp. sr. unsec. unsub. notes Ser.
MTN, 6 1/4s, 2038	125,000	138,621
Republic Services, Inc. 144A sr. unsec. notes 5 1/2s,
2019	40,000	41,206
United Technologies Corp. sr. unsec. notes 6 1/8s, 2038	65,000	74,883
		489,397

Communication services (0.9%)
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031	40,000	52,986
AT&T Wireless Services, Inc. sr. notes 7 7/8s, 2011	355,000	385,258
AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018	15,000	15,651
AT&T, Inc. sr. unsec. unsub. notes 4.95s, 2013	37,000	39,375
Bellsouth Capital Funding unsec. notes 7 7/8s, 2030	42,000	50,349
CenturyTel, Inc. sr. unsec. notes 5 1/2s, 2013	10,000	10,444
Comcast Cable Communications company guaranty sr.
unsub. notes 8 7/8s, 2017	105,000	129,493
Comcast Corp. company guaranty sr. unsec. unsub. notes
6.95s, 2037	20,000	22,323
Cox Communications, Inc. notes 7 1/8s, 2012	145,000	161,751
Cox Communications, Inc. 144A notes 5 7/8s, 2016	34,000	35,646
France Telecom notes 8 1/2s, 2031 (France)	50,000	69,134
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)	27,000	29,806
TCI Communications, Inc. company guaranty 7 7/8s, 2026	50,000	58,528
TCI Communications, Inc. debs. 9.8s, 2012	24,000	27,643
Telecom Italia Capital SA company guaranty 5 1/4s,
2015 (Italy)	50,000	51,764
Telecom Italia Capital SA company guaranty 5 1/4s,
2013 (Italy)	55,000	57,857
Telecom Italia Capital SA company guaranty 4s, 2010
(Italy)	15,000	15,089
Telefonica Emisones SAU company guaranty 6.221s, 2017
(Spain)	55,000	60,715
Telefonica Emisones SAU company guaranty sr. unsec.
notes 4.949s, 2015 (Spain)	35,000	36,955
Telefonica Europe BV company guaranty 8 1/4s, 2030
(Spain)	30,000	38,849
Time Warner Cable, Inc. company guaranty sr. notes
7.3s, 2038	90,000	103,212
Time Warner Cable, Inc. company guaranty sr. unsec.
notes 7 1/2s, 2014	25,000	28,720
Time Warner Cable, Inc. company guaranty sr. unsec.

unsub. notes 6 3/4s, 2039	60,000	64,886
Verizon Communications, Inc. sr. unsec. unsub. notes
8 3/4s, 2018	60,000	75,202
Verizon New Jersey, Inc. debs. 8s, 2022	110,000	126,036
Verizon Pennsylvania, Inc. debs. 8.35s, 2030	135,000	156,627
Verizon Virginia, Inc. debs. Ser. A, 4 5/8s, 2013	50,000	51,921
		1,956,220

Conglomerates (--%)
Siemens Financieringsmaatschappij 144A notes 5 3/4s,
2016 (Netherlands)	100,000	109,934
		109,934

Consumer cyclicals (0.6%)
Corrections Corporation of America company guaranty
sr. notes 7 3/4s, 2017	41,000	42,230
DaimlerChrysler NA Holding Corp. company guaranty
6 1/2s, 2013 (Germany)	155,000	166,990
DaimlerChrysler NA Holding Corp. company guaranty
unsec. unsub. notes Ser. MTN, 5 3/4s, 2011 (Germany)	64,000	67,223
DIRECTV Holdings, LLC 144A company guaranty sr. unsec.
unsub. notes 5 7/8s, 2019	120,000	119,250
Macy's Retail Holdings, Inc. company guaranty sr.
unsec. notes 6 5/8s, 2011	40,000	40,413
News America Holdings, Inc. company guaranty 7 3/4s,
2024	135,000	141,980
News America Holdings, Inc. debs. 7 3/4s, 2045	112,000	119,190
Omnicom Group, Inc. sr. notes 5.9s, 2016	90,000	94,955
Target Corp. bonds 6 1/2s, 2037	230,000	257,337
Time Warner Entertainment Co., LP debs. Ser. *,
8 3/8s, 2023	20,000	23,991
Time Warner, Inc. debs. 9.15s, 2023	85,000	106,796
Time Warner, Inc. debs. 9 1/8s, 2013	50,000	58,061
Viacom, Inc. company guaranty 5 5/8s, 2012	21,000	21,846
Viacom, Inc. company guaranty sr. unsec. notes 8 5/8s,
2012	4,000	4,363
Viacom, Inc. unsec. sr. Company guaranty 7 7/8s, 2030	75,000	71,497
Whirlpool Corp. sr. unsec. notes 8.6s, 2014	15,000	16,779
		1,352,901

Consumer staples (0.9%)
Altria Group, Inc. company guaranty sr. unsec. notes
9 1/4s, 2019	35,000	42,768
Altria Group, Inc. company guaranty sr. unsec. unsub.
notes 8 1/2s, 2013	35,000	40,684
Anheuser-Busch InBev Worldwide, Inc. 144A company
guaranty sr. notes 8.2s, 2039	25,000	32,966
Anheuser-Busch InBev Worldwide, Inc. 144A company
guaranty sr. unsec. unsub. notes 7 3/4s, 2019	235,000	278,066
Campbell Soup Co. debs. 8 7/8s, 2021	110,000	149,914
CVS Caremark, Corp. sr. unsec. FRN 6.302s, 2037	117,000	100,035
CVS Caremark, Corp. 144A pass-through certificates
6.117s, 2013	124,138	130,702
Delhaize Group sr. unsub. notes 6 1/2s, 2017 (Belgium)	75,000	81,625
Diageo Capital PLC company guaranty 5.2s, 2013 (United
Kingdom)	5,000	5,358
Diageo PLC company guaranty 8s, 2022 (Canada)	230,000	282,296
General Mills, Inc. sr. unsec. notes 5.65s, 2019	20,000	21,646
HJ Heinz Finance Co. 144A company guaranty 7 1/8s, 2039	55,000	65,097
Kraft Foods, Inc. notes 6 1/8s, 2018	110,000	117,086
Kroger Co. company guaranty 6 3/4s, 2012	60,000	65,989
Kroger Co. company guaranty 6.4s, 2017	55,000	60,855
McDonald's Corp. sr. unsec. Ser. MTN, 6.3s, 2038	75,000	87,435
McDonald's Corp. sr. unsec. notes 5.7s, 2039	90,000	97,440
SABMiller PLC 144A notes 6 1/2s, 2018 (United Kingdom)	70,000	77,695
Tesco PLC 144A sr. unsec. unsub. notes 6.15s, 2037
(United Kingdom)	100,000	107,009
Tyson Foods, Inc. sr. unsec. notes 8 1/4s, 2011	45,000	47,250
		1,891,916

Energy (0.5%)
Amerada Hess Corp. unsub. notes 6.65s, 2011	25,000	26,828
Chesapeake Energy Corp. sr. unsec. notes 7 5/8s, 2013	140,000	139,125
ConocoPhillips company guaranty sr. unsec. bond 5.9s,
2038	15,000	15,975
ConocoPhillips company guaranty sr. unsec. notes 5.2s,
2018	10,000	10,452
ConocoPhillips notes 6 1/2s, 2039	100,000	115,275
Devon Energy Corp. sr. notes 6.3s, 2019	40,000	44,131
EnCana Corp. sr. unsec. notes 6 1/2s, 2019 (Canada)	25,000	27,754
EOG Resources, Inc. sr. unsec. notes 5 5/8s, 2019	30,000	32,842
Forest Oil Corp. sr. notes 8s, 2011	80,000	81,200
Halliburton Co. sr. unsec. notes 7.45s, 2039	35,000	44,055
Husky Energy, Inc. sr. notes 5.9s, 2014 (Canada)	25,000	27,001
Kerr-McGee Corp. sec. notes 6.95s, 2024	20,000	21,413
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	50,000	52,620
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	90,000	88,425
Nexen, Inc. sr. unsec. unsub. notes 7 1/2s, 2039
(Canada)	50,000	54,313
Peabody Energy Corp. sr. notes 5 7/8s, 2016	110,000	104,775
Weatherford International, Inc. company guaranty sr.
unsec. unsub. bonds 6.8s, 2037	30,000	31,544
Weatherford International, Inc. company guaranty sr.
unsec. unsub. bonds 6.35s, 2017	35,000	37,234
Weatherford International, Ltd. sr. notes 5 1/2s, 2016

(China)	65,000	66,188
Williams Cos., Inc. (The) sr. unsec. notes 8 3/4s, 2020	45,000	51,734
XTO Energy, Inc. sr. unsec. notes 6 3/4s, 2037	30,000	33,468
XTO Energy, Inc. sr. unsec. unsub. notes 6 1/2s, 2018	25,000	27,599
		1,133,951

Financials (3.6%)
Aflac, Inc. sr. notes 8 1/2s, 2019	25,000	29,802
AGFC Capital Trust I 144A company guaranty 6s, 2067	100,000	40,000
Allstate Life Global Funding Trusts notes Ser. MTN,
5 3/8s, 2013	62,000	65,993
American Express Co. sr. unsec. notes 8 1/8s, 2019	150,000	177,404
American Express Travel Related Services Co., Inc. sr.
unsec. unsub. notes FRN Ser. EMTN, 0.461s, 2011	100,000	95,887
BankAmerica Capital III bank guaranty jr. unsec. FRN
Ser. *, 1.079s, 2027	193,000	112,002
Barclays Bank PLC 144A sub. notes 10.179s, 2021	120,000	160,029
Bear Stearns Cos., Inc. (The) notes Ser. MTN, 6.95s,
2012	45,000	50,093
Bear Stearns Cos., Inc. (The) sr. notes 6.4s, 2017	205,000	223,309
Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s,
2018	44,000	50,250
Bosphorus Financial Services, Ltd. 144A sr. notes FRN
2.24s, 2012	249,375	219,730
Capital One Capital III company guaranty 7.686s, 2036	41,000	34,645
Chubb Corp. (The) sr. notes 6 1/2s, 2038	100,000	117,897
Chubb Corp. (The) sr. notes 5 3/4s, 2018	50,000	54,845
Citigroup, Inc. sr. unsec. notes 6s, 2017	110,000	108,488
Citigroup, Inc. sr. unsec. unsub. notes 6 1/8s, 2017	130,000	129,071
Citigroup, Inc. sr. unsec. unsub. notes 5 1/4s, 2012	180,000	184,878
Citigroup, Inc. sr. unsec. unsub. notes FRN 0.604s,
2010	135,000	134,162
Citigroup, Inc. sub. notes 5s, 2014	205,000	195,075
CNA Financial Corp. unsec. notes 6s, 2011	100,000	100,434
Credit Suisse Guernsey Ltd. jr. sub. FRN 5.86s, 2049
(United Kingdom)	46,000	34,960
Credit Suisse USA, Inc. sr. unsec. notes 5.3s, 2019	100,000	102,535
Deutsche Bank AG/London sr. unsec. notes 3 7/8s, 2014
(United Kingdom)	95,000	96,172
Deutsche Bank Capital Funding Trust VII 144A FRB
5.628s, 2049	40,000	29,200
Dresdner Funding Trust I 144A bonds 8.151s, 2031	190,000	129,200
Duke Realty LP sr. unsec. notes 6 1/2s, 2018	15,000	14,096
Federal Realty Investment Trust sr. unsec. unsub.
notes 5.95s, 2014 (R)	100,000	100,226
Fleet Capital Trust V bank guaranty FRN 1.292s, 2028	114,000	64,146
Fund American Cos., Inc. notes 5 7/8s, 2013	46,000	43,975
GATX Financial Corp. notes 5.8s, 2016	80,000	71,752
General Electric Capital Corp. sr. unsec. FRN Ser.
MTN, 0.613s, 2012	530,000	490,234
General Electric Capital Corp. sub. notes FRN 6 3/8s,
2067	215,000	177,913
Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019	200,000	228,802
Goldman Sachs Group, Inc. (The) sr. notes 5.45s, 2012	40,000	42,998
Health Care Property Investors, Inc. sr. unsec. notes
6s, 2017	39,000	36,423
Health Care REIT, Inc. sr. notes 6s, 2013 (R)	55,000	55,613
Highwood Properties, Inc. sr. unsec. bonds 5.85s, 2017
(R)	135,000	118,899
HSBC Finance Capital Trust IX FRN 5.911s, 2035	300,000	225,000
HSBC Holdings PLC sub. notes 6 1/2s, 2037 (United
Kingdom)	170,000	183,876
JPMorgan Chase Capital XVIII bonds Ser. R, 6.95s, 2036	18,000	17,262
JPMorgan Chase Capital XXV bonds Ser. Y, 6.8s, 2037	280,000	281,782
Liberty Mutual Group 144A company guaranty jr. sub.
notes FRB 10 3/4s, 2058	92,000	88,423
Liberty Mutual Insurance 144A notes 7.697s, 2097	300,000	230,447
Loews Corp. notes 5 1/4s, 2016	35,000	35,447
Massachusetts Mutual Life Insurance Co. 144A notes
8 7/8s, 2039	70,000	85,787
Merrill Lynch & Co., Inc. jr. sub. bonds 7 3/4s, 2038	295,000	332,441
Merrill Lynch & Co., Inc. notes FRN Ser. MTN, 0.704s,
2011	110,000	107,056
MetLife Capital Trust IV 144A jr. sub. debs. 7 7/8s,
2067	300,000	282,000
MetLife, Inc. sr. unsec. notes Ser. A, 6.817s, 2018	35,000	38,955
Morgan Stanley sr. unsec. notes FRN Ser. MTN, 0.333s,
2010	115,000	114,939
Nationwide Financial Services, Inc. notes 5 5/8s, 2015	50,000	45,749
Nationwide Health Properties, Inc. notes 6 1/2s, 2011
(R)	90,000	92,768
Nationwide Health Properties, Inc. unsec. notes
6 1/4s, 2013 (R)	75,000	75,683
Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031	60,000	57,356
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	56,000	44,825
Prudential Financial, Inc. sr. notes 7 3/8s, 2019	50,000	55,801
Prudential Financial, Inc. sr. notes 6.2s, 2015	50,000	52,898
Royal Bank of Scotland Group PLC jr. sub. notes FRN
Ser. MTN, 7.64s, 2049 (United Kingdom)	100,000	52,000
Simon Property Group LP sr. unsec. notes 6 3/4s,
2014 (R)	245,000	262,547
Simon Property Group LP unsub. bonds 5 3/4s, 2015 (R)	50,000	51,146
SLM Corp. notes Ser. MTNA, 4 1/2s, 2010	47,000	45,668
Sovereign Bancorp, Inc. sr. notes 4.8s, 2010	100,000	102,928
State Street Capital Trust IV company guaranty jr.
unsec. sub. bond FRB 1.299s, 2037	120,000	76,933
Travelers Cos., Inc. (The) sr. unsec. notes 5.9s, 2019	20,000	22,411
Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017	295,000	309,516

WEA Finance LLC /WT Finance Aust. Pty. Ltd. 144A
company guaranty sr. unsec. notes 7 1/2s, 2014	135,000	145,490
WEA Finance LLC/ WT Finance Aust. Pty. Ltd. 144A
company guaranty sr. unsec. notes 6 3/4s, 2019	135,000	136,552
Wells Fargo Capital XV jr. sub. unsec. company
guaranty FRN 9 3/4s, 2049	55,000	57,200
Westpac Capital Trust III 144A unsec. sub. notes FRN
5.819s, 2049 (Australia)	140,000	121,841
		7,953,865

Government (0.5%)
European Investment Bank sr. unsec. unsub. notes
4 7/8s, 2036 (Supra-Nation)	500,000	506,495
International Bank for Reconstruction & Development
unsec. unsub. bonds 7 5/8s, 2023 (Supra-Nation)	500,000	667,000
		1,173,495

Health care (0.4%)
Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	48,000	50,654
AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United
Kingdom)	59,000	66,014
Eli Lilly & Co. sr. unsec. unsub. notes 5.95s, 2037	5,000	5,687
Express Scripts, Inc. sr. unsec. notes 7 1/4s, 2019	16,000	18,806
Express Scripts, Inc. sr. unsec. notes 6 1/4s, 2014	39,000	42,706
GlaxoSmith Kline Capital, Inc. company guaranty sr.
notes 5.65s, 2018	59,000	64,634
Hospira, Inc. sr. notes 6.05s, 2017	5,000	5,236
Hospira, Inc. sr. notes 5.55s, 2012	60,000	63,670
Merck & Co., Inc. sr. unsec. unsub. notes 5.85s, 2039	18,000	20,057
Merck & Co., Inc. sr. unsec. unsub. notes 5s, 2019	17,000	18,078
Novartis Securities Investment, Ltd. company guaranty
sr. unsec. notes 5 1/8s, 2019	70,000	74,353
Pfizer, Inc. sr. unsec. notes 7.2s, 2039	68,000	85,586
Pfizer, Inc. sr. unsec. notes 6.2s, 2019	22,000	24,799
Roche Holdings, Inc. 144A company guaranty sr. unsec.
notes 7s, 2039	20,000	25,218
UnitedHealth Group, Inc. sr. unsec. notes 5.8s, 2036	30,000	29,140
UnitedHealth Group, Inc. sr. unsec. notes 5 1/2s, 2012	95,000	101,729
Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017
(R)	60,000	58,800
Watson Pharmaceuticals, Inc. sr. unsec. notes 6 1/8s,
2019	45,000	47,326
WellPoint, Inc. notes 7s, 2019	90,000	102,029
		904,522

Technology (0.6%)
Dell, Inc. sr. unsec. notes 5 7/8s, 2019	210,000	225,131
Fiserv, Inc. sr. unsec. unsub. notes company guaranty
6.8s, 2017	100,000	110,416
IBM Corp. sr. unsec. notes 5.7s, 2017	245,000	269,785
Nokia Corp. sr. unsec. notes 6 5/8s, 2039 (Finland)	17,000	19,369
Nokia Corp. sr. unsec. notes 5 3/8s, 2019 (Finland)	238,000	253,326
Xerox Corp. sr. notes 8 1/4s, 2014	114,000	128,793
Xerox Corp. sr. notes 6.4s, 2016	145,000	151,923
Xerox Corp. sr. unsec. notes 6.35s, 2018	60,000	62,376
		1,221,119

Transportation (0.3%)
American Airlines, Inc. pass-through certificates Ser.
01-1, 6.817s, 2011	5,000	4,675
Burlington Northern Santa Fe Corp. sr. unsec. notes
7s, 2014	35,000	40,087
Burlington Northern Santa Fe Corp. sr. unsec. notes
4.7s, 2019	50,000	50,560
Continental Airlines, Inc. pass-through certificates
Ser. 97-4A, 6.9s, 2018	2,968	2,775
Continental Airlines, Inc. pass-through certificates
Ser. 98-1A, 6.648s, 2017	54,810	51,521
Northwest Airlines Corp. pass-through certificates
Ser. 00-1, 7.15s, 2019	194,897	166,637
Southwest Airlines Co. pass-through certificates Ser.
07-1, 6.15s, 2022	112,185	111,749
Union Pacific Corp. sr. unsec. bond 5.7s, 2018	50,000	53,553
Union Pacific Corp. sr. unsub. notes 5 3/4s, 2017	140,000	150,081
		631,638

Utilities and power (1.8%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	60,000	63,581
Allegheny Energy Supply sr. unsec. notes 7.8s, 2011	40,000	42,378
Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035	55,000	54,280
Atmos Energy Corp. sr. unsub. notes 6.35s, 2017	120,000	130,160
Beaver Valley II Funding debs. 9s, 2017	78,000	79,721
Boardwalk Pipelines LP company guaranty 5 7/8s, 2016	120,000	121,843
Bruce Mansfield Unit pass-through certificates 6.85s,
2034	162,649	159,622
Commonwealth Edison Co. 1st mtge. 6.15s, 2017	30,000	33,151
Commonwealth Edison Co. 1st mtge. sec. bonds 5.8s, 2018	215,000	232,270
Consolidated Natural Gas Co. sr. notes Ser. A, 5s, 2014	70,000	74,165
Dominion Resources, Inc. jr. sub. notes FRN Ser. 06-B,
6.3s, 2066	248,000	198,400
Dominion Resources, Inc. sr. unsec. unsub. notes Ser.
07-A, 6s, 2017	90,000	98,742
Duke Energy Corp. sr. unsec. notes 6 1/4s, 2018	54,000	59,271

El Paso Natural Gas Co. sr. unsec. notes 5.95s, 2017	15,000	15,496
El Paso Natural Gas Co. sr. unsec. unsub. bonds Ser.
*, 8 3/8s, 2032	75,000	90,044
Electricite de France 144A notes 6.95s, 2039 (France)	100,000	123,896
Entergy Gulf States, Inc. 1st mtge. 5 1/4s, 2015	135,000	134,756
FirstEnergy Corp. notes Ser. B, 6.45s, 2011	2,000	2,163
Illinois Power Co. 1st mtge. sr. bond 9 3/4s, 2018	130,000	163,204
Indianapolis Power & Light 144A 1st mtge. 6.3s, 2013	60,000	64,809
Indiantown Cogeneration LP 1st mtge. Ser. A-10, 9.77s,
2020	100,000	98,000
ITC Holdings Corp. 144A notes 5 7/8s, 2016	36,000	36,755
ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	40,000	41,419
Kansas Gas & Electric bonds 5.647s, 2021	48,714	49,444
MidAmerican Funding, LLC sr. sec. bond 6.927s, 2029	10,000	11,555
Nevada Power Co. mtge. sec. notes 7 1/8s, 2019	45,000	51,366
NiSource Finance Corp. company guaranty sr. unsec.
unsub. notes 7 7/8s, 2010	365,000	383,985
Northwestern Corp. sec. notes 5 7/8s, 2014	36,000	37,938
Oncor Electric Delivery Co. debs. 7s, 2022	82,000	93,590
Pacific Gas & Electric Co. sr. unsec. notes 6.35s, 2038	45,000	52,046
Pacific Gas & Electric Co. sr. unsub. 5.8s, 2037	20,000	21,839
Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	37,000	38,604
Power Receivable Finance, LLC 144A sr. notes 6.29s,
2012	62,204	63,504
Public Service Co. of Colorado 1st mtge. sec. bonds
5 1/8s, 2019	20,000	21,440
Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s,
2067	59,000	47,390
Southern Natural Gas. Co. 144A notes 5.9s, 2017	60,000	61,794
Spectra Energy Capital, LLC company guaranty sr.
unsec. unsub. notes 6.2s, 2018	80,000	85,130
Spectra Energy Capital, LLC sr. notes 8s, 2019	110,000	130,369
Teco Energy, Inc. sr. notes FRN 2.483s, 2010	95,000	95,000
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes Ser. *, 7.2s, 2011	165,000	172,474
Texas-New Mexico Power Co. 144A 1st mtge. sec. 9 1/2s,
2019	125,000	153,659
TransAlta Corp. sr. unsec. notes 5 3/4s, 2013 (Canada)	95,000	99,597
TransCanada Pipelines, Ltd. jr. sub. FRN 6.35s, 2067
(Canada)	70,000	61,330
Union Electric Co. 1st mtge. sr. sec. bond 6.7s, 2019	125,000	141,077
		3,991,257

Total corporate bonds and notes (cost $23,757,713)		$24,400,787

MORTGAGE-BACKED SECURITIES (4.5%)(a)
	Principal amount	Value

Asset Securitization Corp. Ser. 96-MD6, Class A7,
8.631s, 2029	$149,882	$165,125
Banc of America Commercial Mortgage, Inc. 144A Ser.
05-1, Class XW, IO, 0.144s, 2042	40,297,769	60,447
Banc of America Large Loan
FRB Ser. 04-BBA4, Class H, 1.193s, 2018	26,000	16,900
FRB Ser. 04-BBA4, Class G, 0.943s, 2018	61,000	42,700
Banc of America Large Loan 144A
FRB Ser. 05-MIB1, Class K, 2.243s, 2022	111,000	56,280
FRB Ser. 05-MIB1, Class J, 1.293s, 2022	244,000	97,600
Banc of America Structured Security Trust 144A Ser.
02-X1, Class A3, 5.436s, 2033	37,293	37,363
Bayview Commercial Asset Trust 144A
Ser. 07-5A, IO, 3.047s, 2037	1,154,986	86,162
Ser. 04-2, IO, 2.97s, 2034	717,455	24,106
Ser. 05-3A, IO, 2.15s, 2035	1,718,640	91,088
Ser. 05-1A, IO, 2.15s, 2035	555,779	21,453
Ser. 04-3, IO, 2.15s, 2035	358,588	12,407
Ser. 06-2A, IO, 1.798s, 2036	339,099	20,414
FRB Ser. 05-1A, Class A1, 0.546s, 2035	126,144	78,209
Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.452s, 2032	151,000	91,878
Ser. 04-PR3I, Class X1, IO, 0.219s, 2041 (F)	819,687	11,288
Ser. 05-PWR9, Class X1, IO, 0.126s, 2042	6,749,239	48,999
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 06-PW14, Class X1, IO, 0.13s, 2038	2,271,285	31,889
Ser. 07-PW15, Class X1, IO, 0.108s, 2044	8,807,296	88,513
Ser. 05-PW10, Class X1, IO, 0.079s, 2040	16,951,456	48,312
Bear Stearns Small Balance Commercial Trust 144A Ser.
06-1A, Class AIO, IO, 1s, 2034 (F)	467,600	2,992
Chase Commercial Mortgage Securities Corp. Ser. 00-3,
Class A2, 7.319s, 2032	63,704	65,858
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.558s, 2049	3,571,085	43,210
Ser. 06-CD2, Class X, IO, 0.127s, 2046	10,594,085	26,820
Ser. 07-CD4, Class XC, IO, 0.088s, 2049	11,944,082	52,554
Commercial Mortgage Pass-Through Certificates 144A
Ser. 06-CN2A, Class H, 5.756s, 2019	131,000	48,470
Ser. 06-CN2A, Class J, 5.756s, 2019	105,000	28,350
FRB Ser. 01-J2A, Class A2F, 0.741s, 2034	211,000	179,429
Ser. 03-LB1A, Class X1, IO, 0.548s, 2038 (F)	1,127,933	38,910
Ser. 05-LP5, Class XC, IO, 0.181s, 2043	10,512,842	57,445
Ser. 06-C8, Class XS, IO, 0.085s, 2046	6,379,941	33,722
Ser. 05-C6, Class XC, IO, 0.064s, 2044	12,170,506	45,643
Countrywide Home Loans 144A
IFB Ser. 05-R2, Class 2A3, 8s, 2035	105,194	99,573
IFB Ser. 05-R1, Class 1AS, IO, 5.626s, 2035	937,140	94,885
IFB Ser. 05-R2, Class 1AS, IO, 5.283s, 2035	562,423	54,836
Credit Suisse Mortgage Capital Certificates Ser.
06-C5, Class AX, IO, 0.139s, 2039 (F)	4,088,996	43,659
Credit Suisse Mortgage Capital Certificates 144A

Ser. 07-C2, Class AX, IO, 0.279s, 2049 (F)	16,042,719	91,956
Ser. 07-C1, Class AX, IO, 0.097s, 2040 (F)	11,175,410	65,558
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 05-TFLA, Class J, 1.193s, 2020	25,000	16,750
FRB Ser. 04-TF2A, Class J, 1.193s, 2016	189,000	141,750
FRB Ser. 05-TF2A, Class J, 1.143s, 2020	91,320	77,622
FRB Ser. 04-TF2A, Class H, 0.943s, 2019	81,000	68,850
DLJ Commercial Mortgage Corp. Ser. 00-CF1, Class A1B,
7.62s, 2033	176,903	180,254
Fannie Mae
IFB Ser. 05-65, Class KI, IO, 6.754s, 2035	1,359,813	176,545
IFB Ser. 05-12, Class SC, IO, 6.504s, 2035	237,176	29,202
IFB Ser. 05-82, Class SY, IO, 6.484s, 2035	685,383	78,150
IFB Ser. 05-45, Class SR, IO, 6.474s, 2035	919,494	107,161
IFB Ser. 05-54, Class SA, IO, 6.454s, 2035	643,924	76,296
Ser. 06-W3, Class 1AS, IO, 5.723s, 2046	1,276,047	131,592
Ser. 03-W12, Class 2, IO, 2.218s, 2043	766,941	50,137
Ser. 03-W10, Class 3, IO, 1.913s, 2043	468,662	24,857
Ser. 03-W10, Class 1, IO, 1.864s, 2043	2,614,533	141,265
Ser. 03-W8, Class 12, IO, 1.637s, 2042	1,845,735	76,645
Ser. 03-W17, Class 12, IO, 1.143s, 2033	722,567	20,275
Ser. 03-T2, Class 2, IO, 0.808s, 2042	2,685,486	52,928
Ser. 03-W3, Class 2IO1, IO, 0.676s, 2042	260,118	4,371
Ser. 03-W6, Class 51, IO, 0.67s, 2042	804,584	15,383
Ser. 01-T12, Class IO, 0.565s, 2041	1,301,866	21,077
Ser. 03-W2, Class 1, IO, 0.466s, 2042	1,370,931	15,086
Ser. 03-W3, Class 1, IO, 0.442s, 2042	2,756,219	29,777
Ser. 02-T1, Class IO, IO, 0.424s, 2031	1,163,370	12,318
Ser. 03-W6, Class 3, IO, 0.368s, 2042	1,115,919	10,107
Ser. 03-W6, Class 23, IO, 0.352s, 2042	1,190,282	10,154
Ser. 03-W4, Class 3A, IO, 0.243s, 2042	1,112,748	12,931
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-56, Class A, IO, 0.524s, 2043	1,115,193	14,658
Ser. T-56, Class 1, IO, 0.234s, 2043	1,023,978	6,499
Ser. T-56, Class 3, IO, 0.141s, 2043	784,565	7,928
Ser. T-56, Class 2, IO, 0.036s, 2043	947,688	5
First Union National Bank-Bank of America Commercial
Mortgage 144A Ser. 01-C1, Class 3, IO, 1.946s, 2033	3,495,818	55,234
First Union-Lehman Brothers Commercial Mortgage Trust
II Ser. 97-C2, Class G, 7 1/2s, 2029	116,000	100,920
Freddie Mac
IFB Ser. 2922, Class SE, IO, 6.507s, 2035	503,626	55,809
IFB Ser. 3118, Class SD, IO, 6.457s, 2036	844,381	102,442
IFB Ser. 3114, Class TS, IO, 6.407s, 2030	1,337,302	161,546
IFB Ser. 3510, Class IB, IO, 6.357s, 2036	425,653	63,546
IFB Ser. 3510, Class IA, IO, 6.257s, 2037	727,380	80,346
IFB Ser. 3510, Class DI, IO, 6.237s, 2035	678,692	82,251
GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C3, Class XC, IO, 0.117s, 2045	30,548,517	78,904
Ser. 07-C1, Class XC, IO, 0.103s, 2019	24,383,875	90,220
GMAC Commercial Mortgage Securities, Inc. Ser. 05-C1,
Class X1, IO, 0.216s, 2043	11,157,389	73,008
GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	171,427	131,999
Ser. 06-C1, Class XC, IO, 0.07s, 2045	17,598,731	50,680
Government National Mortgage Association
IFB Ser. 06-16, Class GS, IO, 6.744s, 2036	66,178	7,413
IFB Ser. 07-35, Class TY, IO, 6.654s, 2035	396,199	29,263
IFB Ser. 04-70, Class SP, IO, 6.654s, 2034	62,894	8,333
IFB Ser. 07-58, Class PS, IO, 6.454s, 2037	181,198	16,463
IFB Ser. 07-59, Class SP, IO, 6.424s, 2037	386,141	32,158
IFB Ser. 07-68, Class PI, IO, 6.404s, 2037	325,763	31,031
IFB Ser. 06-29, Class SN, IO, 6.404s, 2036	63,454	6,363
IFB Ser. 08-2, Class SV, IO, 6.279s, 2038	169,687	19,234
IFB Ser. 07-9, Class AI, IO, 6.259s, 2037	417,429	43,742
IFB Ser. 06-28, Class GI, IO, 6.254s, 2035	431,511	36,179
IFB Ser. 05-65, Class SI, IO, 6.104s, 2035	435,224	45,459
IFB Ser. 07-17, Class IC, IO, 6.009s, 2037	577,187	69,053
IFB Ser. 07-21, Class S, IO, 5.959s, 2037	549,504	50,518
IFB Ser. 05-28, Class SA, IO, 5.954s, 2035	130,121	12,377
IFB Ser. 08-60, Class SH, IO, 5.909s, 2038	115,529	10,735
IFB Ser. 06-16, Class SJ, IO, 5.854s, 2036	157,888	14,224
IFB Ser. 04-87, Class SD, IO, 5.854s, 2034	144,663	16,127
IFB Ser. 04-88, Class SN, IO, 5.854s, 2034	229,988	24,616
GS Mortgage Securities Corp. II 144A Ser. 98-C1,
Class F, 6s, 2030	173,000	162,620
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	31,359	26,218
Ser. 05-RP3, Class 1A3, 8s, 2035	107,002	86,704
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	83,761	67,003
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035	101,854	83,607
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	112,849	91,542
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035 (In default) (NON)	45,816	825
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 05-LDP2, Class AM, 4.78s, 2042	250,000	206,713
Ser. 07-LDPX, Class X, IO, 0.525s, 2049	7,178,431	82,539
JPMorgan Chase Commercial Mortgage Securities Corp.
144A
Ser. 00-C9, Class G, 6 1/4s, 2032	152,000	151,018
Ser. 05-CB12, Class X1, IO, 0.149s, 2037	7,237,873	48,753
Ser. 06-LDP6, Class X1, IO, 0.092s, 2043	4,710,117	16,525
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	90,000	62,599
Ser. 99-C1, Class G, 6.41s, 2031	97,000	54,120
Ser. 98-C4, Class G, 5.6s, 2035	84,000	80,010
Ser. 98-C4, Class H, 5.6s, 2035 (F)	143,000	100,788

Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A
FRB Ser. 04-LLFA, Class H, 1.193s, 2017	137,000	92,605
FRB Ser. 05-LLFA, Class J, 1.043s, 2018	57,000	26,890
MASTR Reperforming Loan Trust 144A
Ser. 05-2, Class 1A3, 7 1/2s, 2035	84,542	65,013
Ser. 05-1, Class 1A4, 7 1/2s, 2034	146,834	120,495
Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1,
0.866s, 2027	378,754	241,310
Merrill Lynch Floating Trust 144A FRB Ser. 06-1,
Class TM, 0.743s, 2022	99,963	69,974
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 98-C3, Class E, 6.985s, 2030	82,000	63,476
FRB Ser. 05-A9, Class 3A1, 5.259s, 2035	600,147	473,389
Merrill Lynch Mortgage Trust Ser. 05-MCP1, Class XC,
IO, 0.262s, 2043	9,140,047	68,550
Merrill Lynch Mortgage Trust 144A Ser. 04-KEY2,
Class XC, IO, 0.384s, 2039	993,894	19,282
Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C2, Class X, IO, 6.004s, 2040	312,992	27,387
Ser. 05-C3, Class X, IO, 5.555s, 2044	382,143	27,705
Ser. 06-C4, Class X, IO, 5.454s, 2016	1,086,890	73,365
Morgan Stanley Capital 144A Ser. 05-RR6, Class X, IO,
1.635s, 2043	1,253,704	35,994
Morgan Stanley Capital I 144A
Ser. 04-RR, Class F5, 6s, 2039	220,000	19,800
Ser. 04-RR, Class F6, 6s, 2039	230,000	18,400
Ser. 05-HQ5, Class X1, IO, 0.185s, 2042	2,824,096	14,318
Mortgage Capital Funding, Inc. FRB Ser. 98-MC2,
Class E, 7.183s, 2030	124,000	88,040
Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT,
6.281s, 2035	49,570	36,941
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class PT, 9.087s, 2034	42,363	40,106
PNC Mortgage Acceptance Corp. 144A Ser. 00-C1,
Class J, 6 5/8s, 2010	146,000	90,520
Salomon Brothers Mortgage Securities VII 144A Ser.
02-KEY2, Class X1, IO, 0.596s, 2036	2,642,870	90,386
STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018	100,000	73,000
Ser. 03-1A, Class M, 5s, 2018	62,000	34,100
Ser. 04-1A, Class L, 5s, 2018	41,000	22,960
Structured Adjustable Rate Mortgage Loan Trust 144A
Ser. 04-NP2, Class A, 0.596s, 2034	68,143	54,514
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 6.004s, 2037	5,520,347	593,437
Ser. 07-4, Class 1A4, IO, 1s, 2037	5,942,392	176,964
Structured Asset Securities Corp. 144A Ser. 07-RF1,
Class 1A, IO, 5.371s, 2037	1,244,278	119,762
Wachovia Bank Commercial Mortgage Trust Ser. 06-C29,
IO, 0.53s, 2048	10,603,543	149,434
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L, 3.543s, 2018	100,000	30,000
Ser. 06-C27, Class XC, IO, 0.156s, 2045	5,814,745	35,518
Ser. 06-C23, Class XC, IO, 0.08s, 2045	8,290,414	25,245
Ser. 06-C26, Class XC, IO, 0.066s, 2045	3,266,144	6,926
WAMU Commercial Mortgage Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2036	30,000	9,573
Ser. 06-SL1, Class X, IO, 0.934s, 2043	862,145	30,848
Ser. 07-SL2, Class X, IO, 0.85s, 2049	1,955,170	58,792
Washington Mutual Multi-Fam., Mtge. 144A Ser. 01-1,
Class B5, 7.187s, 2031	186,000	117,943

Total Mortgage-backed securities (cost $9,082,397)		$10,080,315

INVESTMENT COMPANIES (1.7%)(a)
	Shares	Value

Financial Select Sector SPDR Fund	136,700	$2,042,298
Utilities Select Sector SPDR Fund	60,800	1,783,264

Total investment companies (cost $3,085,096)		$3,825,562

ASSET-BACKED SECURITIES (1.4%)(a)
	Principal amount	Value

Accredited Mortgage Loan Trust FRB Ser. 05-1,
Class M2, 0.936s, 2035	$23,169	$9,268
Aegis Asset Backed Securities Trust 144A Ser. 04-6N,
Class Note, 4 3/4s, 2035 (In default) (NON)	7,867	1
AFC Home Equity Loan Trust Ser. 99-2, Class 1A,
0.656s, 2029	192,724	84,447
Ameriquest Mortgage Securities, Inc.
FRB Ser. 06-R1, Class M10, 2.746s, 2036	47,215	123
FRB Ser. 03-8, Class M2, 1.996s, 2033	62,771	13,271
Arcap REIT, Inc. 144A Ser. 04-1A, Class E, 6.42s, 2039
(F)	137,110	24,680
Argent Securities, Inc. FRB Ser. 03-W3, Class M3,
2.516s, 2033	7,642	1,177
Asset Backed Funding Certificates
FRB Ser. 04-OPT2, Class M2, 1.246s, 2033	48,298	31,913
FRB Ser. 05-WMC1, Class M1, 0.686s, 2035	108,000	64,800
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 06-HE2, Class A3, 0.436s, 2036	35,043	18,174
FRB Ser. 06-HE7, Class A4, 0.386s, 2036	70,000	22,488
Aviation Capital Group Trust 144A FRB Ser. 03-2A,
Class G1, 0.946s, 2033	81,112	38,934
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014	114,000	112,260
Bayview Financial Acquisition Trust
Ser. 04-B, Class A1, 1.246s, 2039	553,814	265,831

FRB Ser. 04-D, Class A, 0.831s, 2044		104,644	90,197
Bayview Financial Asset Trust 144A
FRB Ser. 03-SSRA, Class M, 1.596s, 2038		44,816	27,338
FRB Ser. 03-SSRA, Class A, 0.946s, 2038		44,816	30,699
FRB Ser. 04-SSRA, Class A1, 0.846s, 2039		100,442	68,301
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 05-HE1, Class M3, 1.176s, 2035		70,000	13,797
FRB Ser. 03-1, Class A1, 0.746s, 2042		45,599	33,163
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-OPT1,
Class M1, 0.666s, 2035		42,547	23,873
Conseco Finance Securitizations Corp. Ser. 02-2,
Class A, IO, 8 1/2s, 2033		401,861	21,098
Countrywide Asset Backed Certificates
FRB Ser. 05-BC3, Class M1, 0.766s, 2035		43,000	30,109
FRB Ser. 05-14, Class 3A2, 0.486s, 2036		18,396	15,235
Crest, Ltd. 144A Ser. 03-2A, Class D2, 6.723s, 2038		188,000	52,640
CS First Boston Mortgage Securities Corp. 144A Ser.
04-FR1N, Class A, 5s, 2034 (In default) (NON)		10,726	--
Equifirst Mortgage Loan Trust FRB Ser. 05-1, Class M5,
0.916s, 2035		23,201	2,220
Fieldstone Mortgage Investment Corp. FRB Ser. 05-1,
Class M3, 1.056s, 2035		69,213	63,717
First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s,
2023		14,822	13,954
GE Corporate Aircraft Financing, LLC 144A
FRB Ser. 05-1A, Class C, 1.546s, 2019		169,000	101,400
Ser. 04-1A, Class B, 1.096s, 2018		8,767	7,364
Gears Auto Owner Trust 144A Ser. 05-AA, Class E1,
8.22s, 2012		266,000	266,319
GEBL 144A
Ser. 04-2, Class D, 2.993s, 2032 (F)		83,653	3,759
Ser. 04-2, Class C, 1.093s, 2032 (F)		83,653	8,359
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s,
2011 (F)		10,153	10,051
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class D, 1.796s, 2030		251,176	25,118
FRB Ser. 05-1A, Class D, 1.776s, 2030		65,752	6,575
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 0.964s, 2036		231,820	127,501
LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 3.246s, 2036		270,000	18,900
FRB Ser. 02-1A, Class FFL, 2.996s, 2037		460,000	69,000
Local Insight Media Finance, LLC Ser. 07-1W, Class A1,
5.53s, 2012 (F)		635,734	305,152
Long Beach Mortgage Loan Trust FRB Ser. 05-2,
Class M4, 0.866s, 2035		80,000	27,264
Madison Avenue Manufactured Housing Contract
FRB Ser. 02-A, Class B1, 3.496s, 2032		338,443	272,234
Ser. 02-A IO, 0.3s, 2032		8,914,975	113,844
Marriott Vacation Club Owner Trust 144A
Ser. 05-2, Class D, 6.205s, 2027		19,640	10,045
FRB Ser. 02-1A, Class A1, 0.946s, 2024		45,841	40,201
MASTR Asset Backed Securities Trust FRB Ser. 06-FRE2,
Class A4, 0.396s, 2036		56,000	24,427
Merrill Lynch Mortgage Investors, Inc. Ser. 04-WMC3,
Class B3, 5s, 2035		8,236	292
Mid-State Trust Ser. 11, Class B, 8.221s, 2038		44,988	36,892
Morgan Stanley ABS Capital I
FRB Ser. 05-HE2, Class M5, 0.926s, 2035		46,193	28,626
FRB Ser. 05-HE1, Class M3, 0.766s, 2034		50,000	35,784
FRB Ser. 06-NC4, Class M2, 0.546s, 2036		70,000	283
Navigator CDO, Ltd. 144A FRB Ser. 03-1A, Class A1,
0.93s, 2015		24,663	22,453
Navistar Financial Corp. Owner Trust Ser. 05-A,
Class C, 4.84s, 2014		12,993	12,337
New Century Home Equity Loan Trust FRB Ser. 03-4,
Class M3, 3.321s, 2033		4,772	2,087
Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022		148,995	91,337
Ser. 02-C, Class A1, 5.41s, 2032		376,615	276,812
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B,
Class A4, 7.21s, 2030		57,010	49,746
Park Place Securities, Inc. FRB Ser. 05-WCH1,
Class M4, 1.076s, 2036		33,000	5,407
Residential Asset Securities Corp. 144A Ser. 04-NT,
Class Note, 4 1/2s, 2034 (In default) (NON)		9,910	50
SAIL Net Interest Margin Notes 144A Ser. 04-4A,
Class B, 7 1/2s, 2034 (In default) (NON)		36,851	--
Securitized Asset Backed Receivables, LLC FRB Ser.
05-HE1, Class M2, 0.896s, 2035		50,000	249
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038		184,000	11,040
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 1.404s, 2044 (United Kingdom)		90,076	10,809

Total asset-backed securities (cost $6,252,165)			$3,195,425

MUNICIPAL BONDS AND NOTES (0.2%)(a)
	Rating(RAT)	Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s,
4/1/34		$30,000	$32,984
MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
7.309s, 6/1/34		208,000	166,548
North TX, Thruway Auth. Rev. Bonds (Build America
Bonds), 6.718s, 1/1/49		55,000	61,808
Tobacco Settlement Fin. Auth. of WVA Rev. Bonds,
Ser. A, 7.467s, 6/1/47		285,000	225,808

Total municipal bonds and notes (cost $517,063)			$487,148

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
	Shares	Value

Freeport-McMoRan Copper & Gold, Inc. $6.75 cv. pfd.	4,499	$460,023

Total convertible preferred stocks (cost $347,904)		$460,023

SENIOR LOANS (0.1%)(a)(c)
	Principal amount	Value

Level 3 Communications, Inc. bank term loan FRN
2.683s, 2014	$78,000	$68,796
MetroPCS Wireless, Inc. bank term loan FRN 2.683s, 2013	30,647	29,196
Sun Healthcare Group, Inc. bank term loan FRN 0.498s,
2014	13,004	12,094
Sun Healthcare Group, Inc. bank term loan FRN Ser. B,
2.683s, 2014	44,949	41,803
TW Telecom, Inc. bank term loan FRN Ser. B, 2.02s, 2013	38,310	36,953

Total senior loans (cost $188,671)		$188,842

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (7.3%)(a)
	Principal amount	Value

U.S. Government Agency Mortgage Obligations (7.3%)
Federal National Mortgage Association Pass-Through
Certificates
6s, TBA, October 1, 2039	$2,000,000	$2,109,688
5 1/2s, with due dates from July 1, 2033 to
November 1, 2038	3,622,066	3,802,506
5 1/2s, TBA, October 1, 2039	4,000,000	4,184,062
5s, with due dates from August 1, 2033 to March 1, 2039	5,920,787	6,129,570
		16,225,826

Total U.S. government and agency mortgage obligations (cost $16,066,783)		$16,225,826

U.S. GOVERNMENT AGENCY OBLIGATIONS (6.2%)(a)
	Principal amount	Value

Fannie Mae
7 1/4s, May 15, 2030	$2,140,000	$2,932,012
2 3/4s, March 13, 2014	6,350,000	6,435,966
Freddie Mac 3 3/4s, March 27, 2019	800,000	800,500
General Electric Capital Corp. FDIC guaranteed notes
1 5/8s, 2011	1,000,000	$1,010,745
Goldman Sachs Group, Inc (The) FDIC guaranteed notes
1 5/8s, 2011	1,000,000	1,009,968
JPMorgan Chase & Co. FDIC guaranteed 2 5/8s, 2010	1,000,000	1,022,148
Morgan Stanley FDIC guaranteed notes 2s, 2011	300,000	304,859
Wells Fargo & Co. FDIC guaranteed notes 3s, 2011	132,000	136,701
Wells Fargo & Co. FDIC guaranteed notes 2 1/8s, 2012	168,000	170,410

Total U.S. government agency obligations (cost $13,611,774)		$13,823,309

U.S. TREASURY OBLIGATIONS (4.7%)(a)
	Principal amount	Value

U.S. Treasury Bonds 7 1/4s, August 15, 2022	$2,520,000	$3,401,409
U.S. Treasury Notes
1 3/4s, January 31, 2014	2,400,000	2,370,281
1 1/8s, June 30, 2011	4,730,000	4,757,715

Total U.S. treasury obligations (cost $10,393,610)		$10,529,405

SHORT-TERM INVESTMENTS (12.2%)(a)
	Principal amount/shares	Value

Putnam Money Market Liquidity Fund (e)	17,610,581	$17,610,581
U.S. Treasury Cash Management Bills for an effective
yield of 0.47%, April 1, 2010	$462,000	461,080
U.S. Treasury Bills with effective yields ranging from
0.44% to 0.70%, December 17, 2009	7,810,000	7,798,355
U.S. Treasury Bills with effective yields ranging from
0.62% to 0.66%, November 19, 2009	1,162,000	1,160,992

Total short-term investments (cost $27,031,631)		$27,031,008

TOTAL INVESTMENTS

Total investments (cost $224,208,503) (b)		$237,993,141

Key to holding's abbreviations

ADR	American Depository Receipts
EMTN	Euro Medium Term Notes
FDIC Guaranteed	Federal Deposit Insurance Corp. Guaranteed
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
MTNA	Medium Term Notes Class A
TBA	To Be Announced Commitments

NOTES

(a) Percentages indicated are based on net assets of $222,242,466.

(b) The aggregate identified cost on a tax basis is $230,695,674, resulting in gross unrealized appreciation and depreciation of $22,380,264 and $15,082,797, respectively, or net unrealized appreciation of $7,297,467.

(NON) Non-income-producing security.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at September 30, 2009. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $40,236 for the period ended September 30, 2009. During the period ended September 30, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $87,858,038 and $70,247,457, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") disclosures based on the securities valuation inputs.

(R) Real Estate Investment Trust.

At September 30, 2009, liquid assets totaling $6,261,719 have been designated as collateral for open forward commitments.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

The rates shown on FRB and FRN are the current interest rates at September 30, 2009.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at September 30, 2009.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings) . Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls: To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

On September 15, 2008, the fund terminated its outstanding derivatives contracts with Lehman Brothers Special Financing, Inc. (“LBSF”) in connection with the bankruptcy filing of LBSF’s parent company, Lehman Brothers Holdings, Inc. On September 26, 2008, the fund entered into receivable purchase agreements (“Agreements”) with other registered investment companies (each a “Seller”) managed by Putnam Management. Under the Agreements, the Seller sold to the fund the right to receive, in the aggregate, $538,710 in net payments from LBSF in connection with certain terminated derivatives transactions (the “Receivable”), in each case in exchange for an initial payment plus (or minus) additional amounts based on the fund’s ultimate realized gain (or loss) with respect to the Receivable. The Receivable will be offset against the fund’s net payable to LBSF of $10,358,902. Future payments under the Agreements are valued at fair value following procedures approved by the Trustees. All remaining payments under the Agreements will be recorded as realized gain or loss. The fund’s net payable to LBSF was calculated in accordance with the fund’s master contract with LBSF. The fund has accrued interest on the net payable. Putnam Management currently is in discussions with LBSF regarding resolution of amounts payable to LBSF. Amounts recorded are estimates and final payments may differ from these estimates by a material amount.

In September 2006, Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") was issued. ASC 820 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of ASC 820 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of September 30, 2009:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed securities	$--	$2,890,273	$305,152

Common stocks:

Basic materials	4,165,242	--	--

Capital goods	7,393,410	--	--

Communication services	9,103,213	--	--

Conglomerates	3,464,199	--	--

Consumer cyclicals	8,266,915	--	--

Consumer staples	12,411,249	--	--

Energy	19,800,959	--	--

Financial	28,189,457	--	--

Health care	18,711,905	--	--

Technology	7,863,204	--	--

Transportation	1,244,210	--	--

Utilities and power	7,131,528	--	--

Total common stocks	127,745,491	--	--

Convertible preferred stocks	--	460,023	--

Corporate bonds and notes	--	24,400,787	--

Investment Companies	3,825,562	--	--

Mortgage-backed securities	--	9,825,952	254,363

Municipal bonds and notes	--	487,148	--

Senior loans	--	188,842	--

U.S. Government Agency Obligations	--	13,823,309	--

U.S. Government and Agency Mortgage Obligations	--	16,225,826	--

U.S. Treasury Obligations	--	10,529,405	--

Short-term investments	17,610,581	9,420,427	--

Totals by level	$149,181,634	$88,251,992	$559,515

	Level 1	Level 2	Level 3

Other financial instruments:	$--	$--	$(134,570)

Other financial instruments include receivable purchase agreements.

The following is a reconciliation of Level 3 assets as of September 30, 2009:

Investments in securities:				Change in net		Net
	Balance	Accrued		unrealized	Net	transfers in	Balance as of
	as of December	discounts/	Realized	appreciation/	purchases/	and/or out	September
	31, 2008	premiums	gain/(loss)	(depreciation) †	sales	of Level 3	30, 2009

Asset-backed securities	$421,346	$--	$(10,660)	$(93,084)	$(12,450)	$--	$305,152

Mortgage-backed securities	$449,019	--	(58,678)	194,126	(584,467)	254,363	$254,363

Totals:	$870,365	$--	$(69,338)	$101,042	$(596,917)	$254,363	$559,515

† Includes $(103,996) related to Level 3 securities still held at period end.

				Change in net		Net
	Balance	Accrued		unrealized	Net	transfers in	Balance as of
	as of December	discounts/	Realized	appreciation/	purchases/	and/or out	September
	31, 2008	premiums	gain/(loss)	(depreciation) †	sales	of Level 3	30, 2009 ††

Other financial instruments:	$(138,833)	$--	$--	$4,263	$--	$--	$(134,570)

† Includes $4,263 related to Level 3 securities still held at period end.

†† Includes amount payable under receivable purchase agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Global Asset Allocation Fund
The fund's portfolio
9/30/09 (Unaudited)

COMMON STOCKS (50.3%)(a)
	Shares	Value

Basic materials (3.5%)
Acciona SA (Spain)	415	$56,519
Agnico-Eagle Mines, Ltd. (Canada)	377	25,579
Agrium, Inc. (Canada)	1,411	70,702
Air Water, Inc. (Japan)	2,000	23,012
AK Steel Holding Corp.	7,674	151,408
Albemarle Corp.	1,383	47,852
Amcor, Ltd. (Australia)	23,202	112,090
Ameron International Corp.	391	27,362
Ampco-Pittsburgh Corp.	1,401	37,253
Andersons, Inc. (The)	2,355	82,896
AngloGold Ashanti, Ltd. ADR (South Africa)	412	16,793
Antofagasta PLC (United Kingdom)	23,878	290,256
ArcelorMittal (Luxembourg)	14,402	538,857
Archer Daniels Midland Co.	11,060	323,173
Ashland, Inc.	7,200	311,184
Aurizon Mines, Ltd. (Canada) (NON)	12,103	52,769
Austevoll Seafood ASA (Norway) (NON)	3,749	22,240
Balfour Beatty PLC (United Kingdom)	5,910	30,458
Barrick Gold Corp. (Canada)	828	31,381
BASF SE (Germany)	1,465	77,683
BHP Billiton, Ltd. (Australia)	5,540	183,155
BlueScope Steel, Ltd. (Australia)	132,623	339,874
Broadwind Energy, Inc. (NON)	1,711	13,500
Bway Holding Co. (NON)	1,010	18,695
Cambrex Corp. (NON)	106	668
Cameco Corp. (Canada)	1,662	46,230
Cameco Corp. (Canada)	697	19,377
Celanese Corp. Ser. A	6,737	168,425
Century Aluminum Co. (NON)	2,671	24,974
CF Industries Holdings, Inc.	4,060	350,094
China Green Holdings, Ltd. (China)	57,000	48,346
Cia de Minas Buenaventura SA ADR (Peru)	592	20,844
Cliffs Natural Resources, Inc.	1,295	41,906
Coeur d'Alene Mines Corp. (NON)	2,592	53,136
CRH PLC (Ireland)	1,312	36,322
Crystallex International Corp. (Canada) (NON)	10,800	2,700
Denison Mines Corp. (Canada) (NON)	2,800	5,217
Dow Chemical Co. (The)	8,077	210,567
Eastman Chemical Co.	2,000	107,080
Eldorado Gold Corp. (Canada) (NON)	1,512	17,237
Energy Resources of Australia, Ltd. (Australia)	527	11,667
Fletcher Building, Ltd. (New Zealand)	10,864	65,416
FMC Corp.	4,470	251,438
Gammon Gold, Inc. (Canada) (NON)	1,365	11,616
Gold Fields, Ltd. ADR (South Africa)	639	8,805
Goldcorp, Inc. (Toronto Exchange) (Canada)	915	36,939
Golden Star Resources, Ltd. (NON)	4,161	14,023
Great Basin Gold, Ltd. (South Africa) (NON)	4,854	7,427
Grupo Ferrovial SA (Spain) (S)	1,563	74,823
Harmony Gold Mining Co., Ltd. ADR (South Africa)	789	8,632
Hawkins, Inc.	1,389	32,447
Hecla Mining Co. (NON)	8,125	35,669
HeidelbergCement AG (Germany)	503	32,587
HeidelbergCement AG (Rights) (Germany) (NON)	318	1,700
HeidelbergCement AG 144A (Germany) (NON)	449	29,088
Hitachi Chemical Co., Ltd. (Japan)	9,300	188,956
Horsehead Holding Corp. (NON)	4,625	54,205
HQ Sustainable Maritime Industries, Inc. (NON)	3,021	26,585
Iamgold Corp. (Canada)	1,494	21,125
Impregilo SpA (Italy)	10,140	44,399
Innophos Holdings, Inc.	2,743	50,746
Innospec, Inc.	1,710	25,223
Insituform Technologies, Inc. (NON)	1,239	23,714
JFE Holdings, Inc. (Japan)	1,500	51,060
KapStone Paper and Packaging Corp. (NON)	4,316	35,132
Kazakhmys PLC (United Kingdom)	3,439	59,114
Kinross Gold Corp. (Canada)	1,216	26,387
Koninklijke DSM NV (Netherlands)	1,831	76,552
Koppers Holdings, Inc.	1,919	56,898
Korea Zinc Co., Ltd. (South Korea)	189	27,988
Lafarge SA (France)	450	40,297
Layne Christensen Co. (NON)	1,485	47,594
MeadWestvaco Corp.	3,842	85,715
Minefinders Corp. (Canada) (NON)	1,348	13,130
Mitsui Mining & Smelting Co., Ltd. (Japan) (NON)	33,000	84,350
Monsanto Co.	3,083	238,624
Mosaic Co. (The)	1,266	60,857
New Gold, Inc. (Canada) (NON)	3,868	14,811
Newmont Mining Corp.	710	31,254
Nireus Aquaculture SA (Greece) (NON)	9,270	10,996
Nitto Denko Corp. (Japan)	1,600	48,743
Noble Group, Ltd. (Hong Kong)	71,000	122,360
Northgate Minerals Corp. (Canada) (NON)	5,187	13,901
Northwest Pipe Co. (NON)	503	16,866
Nucor Corp.	2,000	94,020
Obrascon Huarte Lain SA (Spain)	484	13,499
OJI Paper Co., Ltd. (Japan)	4,000	18,036
OM Group, Inc. (NON)	1,475	44,825

Paladin Energy, Ltd. (Australia) (NON)	3,169	12,486
PAN American Silver Corp. (Canada) (NON)	669	15,253
Pescanova SA (Spain)	423	15,436
Plum Creek Timber Company, Inc. (R)	1,700	52,088
Rangold Resources, Ltd. ADR (United Kingdom)	384	26,834
Rayonier, Inc.	2,100	85,911
Rock-Tenn Co. Class A	623	29,350
Royal Gold, Inc.	300	13,680
Schnitzer Steel Industries, Inc. Class A	1,914	101,921
Seabridge Gold, Inc. (Canada) (NON)	565	16,159
Sealed Air Corp.	5,900	115,817
Silver Standard Resources, Inc. (Canada) (NON)	557	11,898
Silver Wheaton Corp. (Canada) (NON)	4,448	56,000
Southern Copper Corp. (Peru)	2,245	68,899
Terra Industries, Inc.	9,037	313,313
Thompson Creek Metals Co., Inc. (Canada) (NON)	5,405	65,238
UEX Corp. (Canada) (NON)	4,000	4,382
Umicore NV/SA (Belgium)	1,023	30,651
Uranium One, Inc. (Canada) (NON)	2,809	6,759
Vedanta Resources PLC (United Kingdom)	1,919	58,417
Voestalpine AG (Austria)	5,512	196,871
W.R. Grace & Co. (NON)	6,447	140,158
Xstrata PLC (United Kingdom)	7,117	105,080
Yamana Gold, Inc. (Canada)	2,112	22,620
Yingde Gases Group Co. 144A (China) (NON)	3,000	2,710
		7,995,984

Capital goods (3.7%)
Abengoa SA (Spain)	1,213	35,136
Aecom Technology Corp. (NON)	1,638	44,455
AEP Industries, Inc. (NON)	516	20,588
AGCO Corp. (NON) (S)	6,926	191,365
Aisin Seiki Co., Ltd. (Japan)	4,700	113,734
Alstom SA (France)	1,277	93,259
Altra Holdings, Inc. (NON)	4,367	48,867
Argon ST, Inc. (NON)	538	10,249
ATC Technology Corp. (NON)	1,950	38,532
AZZ, Inc. (NON)	730	29,324
BAE Systems PLC (United Kingdom)	64,343	359,610
Bio-Treat Technology, Ltd. (China) (NON)	83,000	4,113
Boeing Co. (The)	2,968	160,717
Bucyrus International, Inc. Class A	173	6,162
Calgon Carbon Corp. (NON)	970	14,385
Canon, Inc. (Japan)	5,900	236,404
Capstone Turbine Corp. (NON) (S)	18,904	24,953
Chart Industries, Inc. (NON)	4,053	87,504
China High Speed Transmission Equipment Group Co.,
Ltd. (China)	13,000	26,454
China National Materials Co., Ltd. (China)	26,000	22,080
CLARCOR, Inc.	486	15,241
Cobham PLC (United Kingdom)	25,533	89,455
Conergy AG (Germany) (NON)	6,454	8,034
Crown Holdings, Inc. (NON)	5,100	138,720
Cummins, Inc.	1,385	62,062
Deere (John) & Co.	1,271	54,551
Doosan Heavy Industries and Construction Co., Ltd.
(South Korea)	756	43,116
DynCorp International, Inc. Class A (NON)	3,071	55,278
Ebara Corp. (Japan) (NON)	12,000	52,595
EMCOR Group, Inc. (NON)	3,001	75,985
Emerson Electric Co.	6,505	260,720
Energy Recovery, Inc. (NON)	2,512	14,620
EnergySolutions, Inc.	1,259	11,608
EnPro Industries, Inc. (NON)	930	21,260
Epure International, Ltd. (China)	9,000	3,610
European Aeronautic Defense and Space Co. (France)	18,511	415,965
Exide Technologies (NON)	3,036	24,197
Fanuc, Ltd. (Japan)	500	44,745
Flowserve Corp.	2,176	214,423
Fluor Corp.	2,761	140,397
Foster Wheeler AG (NON)	7,003	223,466
Franklin Electric Co., Inc.	522	14,966
Fuel Systems Solutions, Inc. (NON)	1,315	47,327
Fuel Tech, Inc. (NON)	2,105	23,576
Gardner Denver, Inc. (NON)	1,327	46,286
General Cable Corp. (NON) (S)	1,570	61,466
General Dynamics Corp.	1,983	128,102
GLV, Inc. Class A (Canada) (NON)	1,477	11,754
Gorman-Rupp Co. (The)	844	21,024
GrafTech International, Ltd. (NON)	1,897	27,886
GUD Holdings, Ltd. (Australia)	1,308	10,057
Harbin Electric, Inc. (China) (NON)	2,629	44,378
Haynes International, Inc. (NON)	526	16,737
Hyflux, Ltd. (Singapore)	7,000	15,091
ITT Corp.	645	33,637
John Bean Technologies Corp.	1,782	32,379
Joy Global, Inc.	7,281	356,332
Kurita Water Industries, Ltd. (Japan)	800	28,655
L-3 Communications Holdings, Inc.	3,944	316,782
Lindsay Corp.	470	18,509
Lockheed Martin Corp.	4,518	352,765
LSB Industries, Inc. (NON)	2,938	45,745
Met-Pro Corp.	529	5,126
Mitsubishi Electric Corp. (Japan)	54,000	406,254
MTU Aero Engines Holding AG (Germany)	910	43,123
Mueller Industries, Inc.	1,609	38,407
Mueller Water Products, Inc. Class A	4,262	23,356
Nalco Holding Co.	1,434	29,383

Nordex AG (Germany) (NON)	1,110	19,376
Northrop Grumman Corp. (S)	5,810	300,668
Organo Corp. (Japan)	1,000	7,565
Owens-Illinois, Inc. (NON)	4,200	154,980
Pactiv Corp. (NON)	5,000	130,250
Parker-Hannifin Corp.	907	47,019
Pentair, Inc.	1,329	39,232
Powell Industries, Inc. (NON)	1,244	47,757
Prysmian SpA (Italy)	14,671	275,428
Raser Technologies, Inc. (NON)	4,200	6,426
Raytheon Co.	9,832	471,641
Roper Industries, Inc.	745	37,980
SembCorp Industries, Ltd. (Singapore)	34,000	81,268
Siemens AG (Germany)	789	73,114
Silgan Holdings, Inc.	497	26,207
Solaria Energia y Medio Ambiente SA (Spain) (NON)	1,655	7,683
Solon AG Fuer Solartechnik (Germany) (NON)	290	3,907
Spirax-Sarco Engineering PLC (United Kingdom)	1,746	29,202
Stanley, Inc. (NON)	430	11,060
Steelcase, Inc.	9,313	57,834
Sunpower Corp. Class A (NON)	450	13,451
Suntech Power Holdings Co., Ltd. ADR (China) (NON)	543	8,254
Tanfield Group PLC (United Kingdom) (NON)	5,322	4,238
Tetra Tech, Inc. (NON)	2,118	56,191
Thomas & Betts Corp. (NON)	2,200	66,176
Timken Co.	1,577	36,949
Toyoda Gosei Co., Ltd. (Japan)	900	26,122
United Technologies Corp.	6,998	426,388
USEC, Inc. (NON)	4,451	20,875
Valmont Industries, Inc.	467	39,779
Vestas Wind Systems A/S (Denmark) (NON)	691	50,002
Vinci SA (France)	816	46,197
VSE Corp.	821	32,027
WESCO International, Inc. (NON)	2,105	60,624
Yingli Green Energy Holding Co., Ltd. ADR (China) (NON)	847	10,554
		8,463,466

Communication services (2.5%)
AboveNet, Inc. (NON)	479	23,356
ADTRAN, Inc.	1,109	27,226
America Movil SAB de CV ADR Ser. L (Mexico)	2,044	89,589
Applied Signal Technology, Inc.	430	10,006
AT&T, Inc.	40,131	1,083,938
Atlantic Tele-Network, Inc.	697	37,234
BCE, Inc. (Canada)	1,815	44,844
Carphone Warehouse Group PLC (The) (United Kingdom)	12,367	37,845
Cincinnati Bell, Inc. (NON)	13,270	46,445
Comcast Corp. Class A	19,613	331,264
DIRECTV Group, Inc. (The) (NON) (S)	12,122	334,325
DISH Network Corp. Class A (NON)	11,631	224,013
Earthlink, Inc.	4,633	38,964
EchoStar Corp. Class A (NON)	2,481	45,799
France Telecom SA (France)	9,949	265,234
j2 Global Communications, Inc. (NON)	1,074	24,713
Jupiter Telecommunications Co., Ltd. (Japan)	19	18,415
KDDI Corp. (Japan)	62	349,315
KT Corp. (South Korea)	880	30,315
Leap Wireless International, Inc. (NON)	2,110	41,251
LG Dacom Corp. (South Korea)	2,470	41,864
Liberty Global, Inc. Class A (NON)	11,779	265,852
NeuStar, Inc. Class A (NON)	2,239	50,601
NII Holdings, Inc. (NON)	8,173	245,027
Nippon Telegraph & Telephone (NTT) Corp. (Japan)	10,400	480,858
PT Telekomunikasi (Indonesia)	51,500	45,835
Qwest Communications International, Inc.	44,500	169,545
Sprint Nextel Corp. (NON)	52,076	205,700
Swisscom AG (Switzerland)	91	32,578
Tele2 AB Class B (Sweden)	1,679	22,322
Telefonica SA (Spain)	3,678	101,554
Telekom Austria AG (Austria)	1,275	23,003
Telenet Group Holding NV (Belgium) (NON)	2,114	55,847
Time Warner Cable, Inc.	3,939	169,732
USA Mobility, Inc.	3,753	48,339
Verizon Communications, Inc.	14,196	429,713
Vodafone Group PLC (United Kingdom)	56,497	126,774
Windstream Corp.	10,900	110,417
		5,729,652

Conglomerates (0.9%)
3M Co. (S)	4,707	347,377
Danaher Corp.	549	36,959
General Electric Co. (S)	54,545	895,629
Hutchison Whampoa, Ltd. (Hong Kong)	9,000	64,587
Marubeni Corp. (Japan)	13,000	65,246
Mitsubishi Corp. (Japan)	5,300	106,615
Mitsui & Co., Ltd. (Japan)	4,200	54,750
Silex Systems, Ltd. (Australia) (NON)	1,432	8,803
SPX Corp.	1,600	98,032
Tyco International, Ltd.	1,033	35,618
Vivendi SA (France)	8,793	272,273
		1,985,889

Consumer cyclicals (4.7%)
Advance Auto Parts, Inc.	2,900	113,912
Aeropostale, Inc. (NON)	620	26,951

Alliance Data Systems Corp. (NON) (S)	3,777	230,699
Amazon.com, Inc. (NON)	1,396	130,331
American Media, Inc. 144A (F)(NON)	583	--
AutoZone, Inc. (NON)	600	87,732
Bally Technologies, Inc. (NON)	746	28,624
Bayerische Motoren Werke (BMW) AG (Germany)	1,576	76,045
Best Buy Co., Inc.	3,300	123,816
Big Lots, Inc. (NON)	1,202	30,074
Boral, Ltd. (Australia)	15,171	81,197
Bridgestone Corp. (Japan)	12,200	217,607
Buckle, Inc. (The) (S)	2,653	90,573
Carter's, Inc. (NON)	1,078	28,783
Cash America International, Inc.	900	27,144
Christian Dior SA (France)	299	29,555
Coach, Inc.	4,700	154,724
Compass Group PLC (United Kingdom)	8,680	53,110
Dana Holding Corp. (NON)	1,209	8,233
Deckers Outdoor Corp. (NON)	757	64,231
Deluxe Corp.	2,265	38,732
Dolby Laboratories, Inc. Class A (NON)	2,918	111,438
Dollar Tree, Inc. (NON)	2,205	107,339
Dress Barn, Inc. (NON)	3,780	67,775
Electrolux AB Class B (Sweden) (NON)	20,552	471,146
Emergency Medical Services Corp. Class A (NON)	598	27,807
Equifax, Inc.	3,000	87,420
Experian Group, Ltd. (Ireland)	5,319	44,821
EZCORP, Inc. Class A (NON)	7,048	96,276
Fields Corp. (Japan)	25	37,530
Ford Motor Co. (NON)	20,800	149,968
Gannett Co., Inc.	7,951	99,467
Gap, Inc. (The)	14,400	308,160
Geberit International AG (Switzerland)	466	71,637
Gestevision Telecinco SA (Spain)	2,114	26,685
Goodyear Tire & Rubber Co. (The) (NON)	6,300	107,289
Greek Organization of Football Prognostics (OPAP) SA
(Greece)	4,921	126,975
Gymboree Corp. (The) (NON)	741	35,850
Hasbro, Inc.	6,645	184,399
Hertz Global Holdings, Inc. (NON)	7,400	80,142
Hino Motors, Ltd. (Japan) (NON)	20,000	75,580
Home Depot, Inc. (The)	5,000	133,200
Home Retail Group PLC (United Kingdom)	5,241	22,808
Jos. A. Bank Clothiers, Inc. (NON)	792	35,458
Kanto Auto Works, Ltd. (Japan)	4,400	44,057
Kenneth Cole Productions, Inc. Class A	2,455	24,624
Kloeckner & Co., AG (Germany) (NON)	1,122	25,730
Landauer, Inc.	200	10,996
LG Corp. (South Korea)	886	59,261
Limited Brands, Inc.	10,100	171,599
Lodgenet Interactive Corp. (NON)	4,337	32,744
Lowe's Cos., Inc.	6,100	127,734
Macy's, Inc.	12,000	219,480
Maidenform Brands, Inc. (NON)	1,629	26,162
Marks & Spencer Group PLC (United Kingdom)	10,632	61,617
Mediaset SpA (Italy)	42,755	299,278
Navistar International Corp. (NON)	4,500	168,390
Next PLC (United Kingdom)	14,822	425,109
Nissan Motor Co., Ltd. (Japan)	21,300	143,280
Nokian Renkaat OYJ (Finland)	1,419	33,102
OfficeMax, Inc.	5,867	73,807
Perry Ellis International, Inc. (NON)	1,884	30,219
Phillips-Van Heusen Corp.	2,376	101,669
Porsche Automobil Holding SE (Preference) (Germany)	680	53,524
PRG-Schultz International, Inc. (NON)	1,637	9,167
PT Astra International TbK (Indonesia)	4,500	15,506
QC Holdings, Inc.	1,745	11,779
R. R. Donnelley & Sons Co.	4,800	102,048
RadioShack Corp.	7,891	130,754
Reed Elsevier PLC (United Kingdom)	6,861	51,424
Renault SA (France) (NON)	681	31,778
Rent-A-Center, Inc. (NON)	1,761	33,248
Ross Stores, Inc.	3,100	148,087
School Specialty, Inc. (NON)	1,099	26,068
Sky City Entertainment Group, Ltd. (New Zealand)	21,962	51,602
Sony Corp. (Japan)	3,900	114,257
Sotheby's Holdings, Inc. Class A	3,863	66,559
Stantec, Inc. (Canada) (NON)	1,214	30,461
Steiner Leisure, Ltd. (Bahamas) (NON)	846	30,253
Steinhoff International Holdings, Ltd. (South Africa)
(NON)	6,224	13,695
Steven Madden, Ltd. (NON)	1,226	45,129
Suzuki Motor Corp. (Japan)	15,600	363,021
Swire Pacific, Ltd. (Hong Kong)	19,000	222,479
Tempur-Pedic International, Inc.	1,680	31,819
Tenneco Automotive, Inc. (NON)	1,646	21,464
Thomas Cook Group PLC (United Kingdom)	23,016	85,573
Time Warner, Inc.	15,696	451,731
TJX Cos., Inc. (The)	5,200	193,180
Toro Co. (The) (S)	3,270	130,048
Tractor Supply Co. (NON)	347	16,802
True Religion Apparel, Inc. (NON)	1,078	27,953
TRW Automotive Holdings Corp. (NON)	4,000	67,000
TUI Travel PLC (United Kingdom)	8,968	36,543
URS Corp. (NON)	1,300	56,745
Valeo SA (France) (NON)	5,271	138,824
ValueClick, Inc. (NON)	1,895	24,995
Vertis Holdings, Inc. (F)(NON)	1,807	2
Visa, Inc. Class A	3,700	255,707
Wal-Mart Stores, Inc.	16,897	829,474

Walt Disney Co. (The)	8,372	229,895
Warnaco Group, Inc. (The) (NON) (S)	1,206	52,895
Watson Wyatt Worldwide, Inc. Class A	755	32,888
Wheelock and Co., Ltd. (Hong Kong)	4,000	13,048
Whirlpool Corp.	1,800	125,928
World Fuel Services Corp.	614	29,515
WPP PLC (United Kingdom)	5,557	47,761
Wright Express Corp. (NON)	649	19,152
Wyndham Worldwide Corp.	5,800	94,656
		10,794,538

Consumer staples (5.1%)
AFC Enterprises (NON)	8,077	68,008
Altria Group, Inc.	21,623	385,106
Anheuser-Busch InBev NV (Belgium)	6,857	313,342
Apollo Group, Inc. Class A (NON)	2,900	213,643
Bare Escentuals, Inc. (NON)	3,090	36,740
Beacon Roofing Supply, Inc. (NON)	1,971	31,497
BJ's Wholesale Club, Inc. (NON)	5,106	184,939
Bridgepoint Education, Inc. (NON)	1,659	25,316
Brink's Co. (The)	3,009	80,972
Brinker International, Inc.	4,100	64,493
British American Tobacco (BAT) PLC (United Kingdom)	4,070	127,871
Britvic PLC (United Kingdom)	12,252	69,123
Bunge, Ltd.	3,742	234,287
Carlsberg A/S Class B (Denmark)	1,348	97,743
CEC Entertainment, Inc. (NON)	1,785	46,160
Cermaq ASA (Norway) (NON)	2,679	21,748
Cheesecake Factory, Inc. (The) (NON)	1,114	20,631
Clorox Co.	1,121	65,937
Coca-Cola Enterprises, Inc.	9,500	203,395
Colgate-Palmolive Co.	3,158	240,892
Colruyt SA (Belgium) (NON)	77	18,109
Constellation Brands, Inc. Class A (NON)	8,041	121,821
Core-Mark Holding Co., Inc. (NON)	791	22,623
Cosan, Ltd. Class A (Brazil) (NON)	6,103	48,214
CVS Caremark Corp.	6,100	218,014
Dean Foods Co. (NON)	8,498	151,179
Domino's Pizza, Inc. (NON)	4,790	42,344
Energizer Holdings, Inc. (NON)	584	38,743
Estee Lauder Cos., Inc. (The) Class A	2,700	100,116
Fresh Del Monte Produce, Inc. (Cayman Islands) (NON)	675	15,262
General Mills, Inc.	5,800	373,404
Heineken Holding NV (Netherlands)	2,701	110,255
Henkel AG & Co. KGaA (Germany)	2,690	115,892
Herbalife, Ltd. (Cayman Islands)	5,417	177,353
HLTH Corp. (NON)	2,648	38,687
Hormel Foods Corp.	1,800	63,936
J Sainsbury PLC (United Kingdom)	26,056	135,534
Japan Tobacco, Inc. (Japan)	28	95,502
Jardine Cycle & Carriage, Ltd. (Singapore)	3,000	51,466
Kao Corp. (Japan)	9,000	222,227
Kellogg Co.	2,000	98,460
Kerry Group PLC Class A (Ireland)	5,122	146,630
Kimberly-Clark Corp.	7,100	418,758
Koninklijke Ahold NV (Netherlands)	20,557	247,452
Kraft Foods, Inc. Class A	16,387	430,486
Kroger Co.	13,665	282,046
Lawson, Inc. (Japan)	900	41,900
Leroy Seafood Group ASA (Norway)	677	12,037
Lincoln Educational Services Corp. (NON)	2,966	67,862
Lion Nathan, Ltd. (Australia)	4,633	46,816
Lorillard, Inc.	928	68,950
Marine Harvest (Norway) (NON) (S)	140,583	102,247
McDonald's Corp.	7,014	400,289
Metro, Inc. (Canada)	762	24,962
MWI Veterinary Supply, Inc. (NON)	767	30,642
Nash Finch Co.	911	24,907
National Presto Industries, Inc.	597	51,646
Nestle SA (Switzerland)	7,456	317,938
Newell Rubbermaid, Inc.	7,100	111,399
Nutreco Holding NV (Netherlands)	175	8,518
PepsiCo, Inc.	8,780	515,035
Philip Morris International, Inc.	13,161	641,467
Prestige Brands Holdings, Inc. (NON)	4,402	30,990
Procter & Gamble Co. (The)	11,824	684,846
Rakuten, Inc. (Japan)	76	50,602
Reckitt Benckiser Group PLC (United Kingdom)	1,992	97,495
Reynolds American, Inc.	1,345	59,879
Safeway, Inc.	6,780	133,702
Sally Beauty Holdings, Inc. (NON)	4,780	33,986
Sara Lee Corp.	14,500	161,530
Spartan Stores, Inc.	1,870	26,423
Spectrum Brands, Inc. (NON)	1,982	45,586
SRA International, Inc. Class A (NON)	843	18,200
SunOpta, Inc. (Canada) (NON)	4,300	17,415
Swedish Match AB (Sweden)	12,006	241,583
Toyo Suisan Kaisha, Ltd. (Japan)	13,000	352,815
Universal Corp.	615	25,719
WebMD Health Corp. Class A (NON)	1,215	40,241
Woolworths, Ltd. (Australia)	16,319	420,659
Yamazaki Baking Co., Inc. (Japan)	7,000	94,633
Yum! Brands, Inc.	11,484	387,700
		11,706,975

Energy (5.2%)
Alpha Natural Resources, Inc. (NON)	6,442	226,114

Apache Corp.	4,300	394,869
Arch Coal, Inc.	255	5,643
Areva SA (France)	31	17,904
Australian Worldwide Exploration, Ltd. (Australia)	5,477	13,084
Aventine Renewable Energy Holdings, Inc. (NON)	5,563	1,613
Ballard Power Systems, Inc. (Canada) (NON)	7,226	19,004
Basic Energy Services, Inc. (NON)	1,625	13,796
BG Group PLC (United Kingdom)	8,130	141,441
Bolt Technology Corp. (NON)	1,626	20,439
Boots & Coots International Control, Inc. (NON)	21,917	35,286
BP PLC (United Kingdom)	46,154	408,498
Bronco Energy, Ltd. (Canada) (NON) (S)	1,386	1,038
Cairn Energy PLC (United Kingdom) (NON)	801	35,729
Cameron International Corp. (NON)	4,300	162,626
Canadian Oil Sands Trust (Unit) (Canada)	694	19,980
Canadian Solar, Inc. (China) (NON)	734	12,639
Chevron Corp.	17,201	1,211,466
China Coal Energy Co. (China)	34,000	44,303
China Shenhua Energy Co., Ltd. (China)	3,500	15,115
China Sunergy Co., Ltd. ADR (China) (NON)	1,280	5,542
Compagnie Generale de Geophysique-Veritas SA (France)
(NON)	8,833	206,249
Complete Production Services, Inc. (NON)	2,030	22,939
Connacher Oil and Gas, Ltd. (Canada) (NON)	4,421	4,553
ConocoPhillips	12,848	580,216
CONSOL Energy, Inc.	155	6,992
Contango Oil & Gas Co. (NON)	362	18,484
Covanta Holding Corp. (NON)	2,423	41,191
Devon Energy Corp.	986	66,387
Dresser-Rand Group, Inc. (NON)	6,396	198,724
EDP Renovaveis SA (Spain) (NON)	2,996	32,971
ENI SpA (Italy)	19,893	497,563
ENSCO International, Inc.	4,768	202,831
Evergreen Energy, Inc. (NON)	13,730	8,513
Evergreen Solar, Inc. (NON)	2,697	5,178
Exxon Mobil Corp.	26,704	1,832,161
Felix Resources, Ltd. (Australia)	456	6,870
Fersa Energias Renovables SA (Spain)	5,098	17,171
First Solar, Inc. (NON)	958	146,440
FuelCell Energy, Inc. (NON)	5,748	24,544
Gamesa Corp Tecnologica SA (Spain)	1,570	35,199
GT Solar International, Inc. (NON)	1,164	6,763
GulfMark Offshore, Inc. (NON)	629	20,593
Gushan Environmental Energy, Ltd. ADR (China)	4,818	8,769
Halliburton Co.	6,878	186,531
Headwaters, Inc. (NON)	2,333	9,029
Hess Corp.	5,567	297,612
Hornbeck Offshore Services, Inc. (NON)	2,220	61,183
Iberdrola Renovables SA (Spain)	7,810	38,428
International Coal Group, Inc. (NON)	6,730	27,122
ION Geophysical Corp. (NON)	13,851	48,756
JA Solar Holdings Co., Ltd. ADR (China) (NON)	1,927	7,766
Key Energy Services, Inc. (NON)	4,318	37,567
Marathon Oil Corp.	13,559	432,532
Massey Energy Co.	191	5,327
Murphy Oil Corp.	3,400	195,738
National-Oilwell Varco, Inc. (NON)	5,400	232,902
Nexen, Inc. (Canada)	4,868	110,933
Nippon Mining Holdings, Inc. (Japan)	5,000	24,400
Noble Corp.	5,538	210,222
Occidental Petroleum Corp.	7,415	581,336
Oil States International, Inc. (NON)	927	32,566
Oilsands Quest, Inc. (Canada) (NON)	3,790	4,283
OPTI Canada, Inc. (Canada) (NON)	1,529	3,078
Patterson-UTI Energy, Inc.	5,904	89,150
Peabody Energy Corp.	188	6,997
Petroleo Brasileiro SA ADR (Preference) (Brazil)	902	35,458
Petroleum Development Corp. (NON)	2,710	50,569
Q-Cells AG (Germany) (NON)	468	8,971
Renewable Energy Corp. AS (Norway) (NON)	1,214	10,676
Repsol YPF SA (Spain)	3,847	104,728
Rosetta Resources, Inc. (NON)	2,547	37,415
Rowan Cos., Inc.	5,494	126,747
Royal Dutch Shell PLC Class A (United Kingdom)	4,437	126,654
Royal Dutch Shell PLC Class B (United Kingdom)	15,420	428,440
Sasol, Ltd. ADR (South Africa)	533	20,318
Schlumberger, Ltd.	3,300	196,680
Solar Millennium AG (Germany) (NON)	290	10,022
Solarfun Power Holdings Co., Ltd. ADR (China) (NON) (S)	1,380	7,921
StatoilHydro ASA (Norway)	19,764	445,325
Suncor Energy, Inc. (Canada)	742	25,644
Sunoco, Inc.	5,075	144,384
Swift Energy Co. (NON)	1,200	28,416
T-3 Energy Services, Inc. (NON)	1,560	30,732
Theolia SA (France) (NON)	1,894	13,507
Tidewater, Inc.	4,698	221,229
Total SA (France)	1,518	90,263
Trina Solar, Ltd. ADR (China) (NON)	413	13,286
Unit Corp. (NON)	734	30,278
UTS Energy Corp. (Canada) (NON)	5,393	8,735
Vaalco Energy, Inc. (NON)	4,172	19,191
Walter Industries, Inc.	907	54,474
Williams Cos., Inc. (The)	9,700	173,339
Yanzhou Coal Mining Co., Ltd. (China)	6,000	8,634
		11,912,924

Financials (8.2%)
3i Group PLC (United Kingdom)	23,228	107,291

ACE, Ltd.	1,417	75,753
Aflac, Inc.	6,880	294,051
Agree Realty Corp. (R)	1,277	29,282
Allianz SE (Germany)	109	13,627
Allied World Assurance Company Holdings, Ltd. (Bermuda)	830	39,782
American Campus Communities, Inc. (R)	3,946	105,950
American Capital Agency Corp. (R)	982	27,938
American Equity Investment Life Holding Co.	5,782	40,590
American Express Co.	2,400	81,360
American Financial Group, Inc.	11,681	297,866
American Safety Insurance Holdings, Ltd. (Bermuda)
(NON)	1,462	23,100
Amerisafe, Inc. (NON)	2,986	51,509
Anworth Mortgage Asset Corp. (R)	3,368	26,540
AON Corp.	5,200	211,588
Arch Capital Group, Ltd. (NON)	2,735	184,722
Argo Group International Holdings, Ltd. (Bermuda) (NON)	783	26,363
Ashford Hospitality Trust, Inc. (R)	8,082	27,964
Aspen Insurance Holdings, Ltd. (Bermuda)	1,315	34,808
Assicurazioni Generali SpA (Italy)	16,942	464,689
Assured Guaranty, Ltd. (Bermuda)	1,919	37,267
AXA SA (France)	6,214	168,346
Banca Monte dei Paschi di Siena SpA (Italy)	116,056	248,470
Banco Bilbao Vizcaya Argentaria SA (Spain)	8,057	143,118
Banco do Brasil SA (Brazil)	2,459	43,333
Banco Latinoamericano de Exportaciones SA Class E
(Panama)	4,772	67,858
Banco Popolare SC (Italy) (NON)	21,703	208,330
Banco Santander Central Hispano SA (Spain)	7,780	125,323
Bank of America Corp.	40,004	676,868
Bank of China Ltd. (China)	54,000	28,249
Bank of Hawaii Corp.	800	33,232
Bank of New York Mellon Corp. (The)	4,200	121,758
Bank of the Ozarks, Inc.	1,431	37,964
Bankinter SA (Spain)	11,477	144,960
Barclays PLC (United Kingdom)	96,006	568,533
BB&T Corp.	2,000	54,480
BlackRock, Inc.	1,200	260,184
BNP Paribas (Rights) (France) (NON)	5,438	11,786
BNP Paribas SA (France)	5,438	434,802
Brookfield Properties Corp. (Canada)	3,359	38,178
Calamos Asset Management, Inc. Class A	3,357	43,842
CBL & Associates Properties (R)	3,240	31,428
CFS Retail Property Trust (Australia) (R)	70,689	124,976
Charles Schwab Corp. (The)	6,600	126,390
Cheung Kong Holdings, Ltd. (Hong Kong)	7,000	88,144
Chubb Corp. (The)	7,159	360,885
Citigroup, Inc.	48,994	237,131
CNA Surety Corp. (NON)	1,569	25,418
Commonwealth Bank of Australia (Australia)	674	30,660
Conseco, Inc. (NON)	11,458	60,269
Credit Saison Co., Ltd. (Japan)	1,100	12,883
Credit Suisse Group (Switzerland)	6,084	337,804
Danske Bank A/S (Denmark) (NON)	7,563	198,298
DBS Group Holdings, Ltd. (Singapore)	39,500	369,904
Deutsche Bank AG (Germany)	464	35,635
Dexia (Belgium) (NON) (S)	24,158	222,875
Diamond Lease Co., Ltd. (Japan)	290	8,702
Digital Realty Trust, Inc. (R)	1,600	73,136
DnB NOR ASA (Norway) (NON)	2,655	30,809
Dollar Financial Corp. (NON)	1,332	21,339
E*Trade Financial Corp. (NON)	37,698	65,972
Entertainment Properties Trust (R)	1,095	37,383
Evercore Partners, Inc. Class A	1,939	56,658
Fairfax Financial Holdings, Ltd. (Canada)	132	49,153
Federated Investors, Inc.	1,487	39,212
First Bancorp	1,360	24,548
First Financial Holdings, Inc.	1,453	23,204
First Mercury Financial Corp.	1,338	17,822
Flushing Financial Corp.	2,913	33,208
Fondiaria SAI SpA (Italy)	3,975	83,648
GFI Group, Inc.	3,867	27,958
Glimcher Realty Trust (R)	5,337	19,587
Goldman Sachs Group, Inc. (The)	5,253	968,391
Hallmark Financial Services, Inc. (NON)	2,960	23,828
Hammerson PLC (United Kingdom) (R)	2,606	16,446
Hana Financial Group, Inc. (South Korea)	1,380	47,362
Hang Lung Group, Ltd. (Hong Kong)	5,000	24,881
HRPT Properties Trust (R)	5,025	37,788
HSBC Holdings PLC (London Exchange) (United Kingdom)	22,220	254,632
Hudson City Bancorp, Inc.	10,500	138,075
ING Groep NV (Netherlands) (NON)	7,519	134,332
Interactive Brokers Group, Inc. Class A (NON)	746	14,823
Intercontinental Exchange, Inc. (NON)	1,100	106,909
International Bancshares Corp.	2,089	34,072
Invesco, Ltd.	3,500	79,660
Investment Technology Group, Inc. (NON)	7,764	216,771
Irish Life & Permanent PLC (Ireland)	3,310	27,241
Japan Retail Fund Investment Corp. (Japan) (R)	7	38,047
Jones Lang LaSalle, Inc.	1,800	85,266
JPMorgan Chase & Co.	27,243	1,193,788
GAM Holding, Ltd. Class B (Ireland)	519	25,935
KBC Groupe SA (Belgium) (NON)	2,589	130,137
Knight Capital Group, Inc. Class A (NON)	2,764	60,117
Korea Exchange Bank (South Korea)	3,020	35,326
Leopalace21 Corp. (Japan)	3,000	23,965
Lexington Corporate Properties Trust (R)	3,782	19,288
Liberty Property Trust (R)	3,100	100,843
Lloyds Banking Group PLC (United Kingdom)	19,097	31,696

Loews Corp.	2,404	82,337
LTC Properties, Inc. (R)	1,796	43,176
Mack-Cali Realty Corp. (R)	5,100	164,883
Macquarie Bank, Ltd. (Australia)	844	43,490
Macquarie Office Trust (Australia)	115,792	30,527
Maiden Holdings, Ltd. (Bermuda)	4,170	30,316
Mediobanca SpA (Italy)	2,300	31,458
MetLife, Inc.	3,600	137,052
Moody's Corp.	4,600	94,116
Morgan Stanley	9,269	286,227
National Australia Bank, Ltd. (Australia)	2,690	72,742
National Bank of Canada (Canada)	1,308	72,913
National Bank of Greece SA (Greece) (NON)	2,161	77,532
National Health Investors, Inc. (R)	1,889	59,787
Nationale A Portefeuille (Belgium)	159	8,657
Nationwide Health Properties, Inc. (R)	2,425	75,151
Nelnet, Inc. Class A (NON)	2,245	27,928
NGP Capital Resources Co.	2,503	18,172
Nomura Securities Co., Ltd. (Japan)	4,200	25,700
Northern Trust Corp.	1,271	73,921
NorthStar Realty Finance Corp. (R)	4,468	15,683
Old Mutual PLC (South Africa)	105,055	168,141
optionsXpress Holdings, Inc.	1,147	19,820
Oriental Financial Group (Puerto Rico)	2,801	35,573
ORIX Corp. (Japan)	1,250	76,124
ORIX Corp. 144A (Japan) (NON)	100	6,090
Penson Worldwide, Inc. (NON) (S)	3,308	32,220
Pico Holdings, Inc. (NON)	1,123	37,452
Piper Jaffray Cos. (NON)	860	41,039
Platinum Underwriters Holdings, Ltd. (Bermuda)	736	26,378
Principal Financial Group	5,200	142,428
Prudential Financial, Inc.	1,700	84,847
PS Business Parks, Inc. (R)	866	44,443
Public Storage, Inc. (R)	1,900	142,956
QBE Insurance Group, Ltd. (Australia)	2,499	52,884
Ramco-Gershenson Properties (R)	1,741	15,530
Renhe Commercial Holdings Co., Ltd. (China)	144,000	28,893
Royal Bank of Canada (Canada)	1,229	66,219
RSA Insurance Group PLC (United Kingdom)	20,779	44,498
Saul Centers, Inc. (R)	650	20,865
SCOR (France)	769	21,036
SeaBright Insurance Holdings, Inc. (NON)	6,463	73,807
Shinhan Financial Group Co., Ltd. (South Korea) (NON)	1,560	62,445
Sierra Bancorp (S)	544	6,533
SL Green Realty Corp. (R)	1,826	80,070
Smithtown Bancorp, Inc.	1,390	16,041
Societe Generale (France)	1,756	141,432
State Bank of India, Ltd. (India)	904	41,051
State Street Corp.	5,582	293,613
Suffolk Bancorp	1,399	41,424
Sumitomo Mitsui Financial Group, Inc. (Japan)	600	20,804
SWS Group, Inc.	5,412	77,933
TD Ameritrade Holding Corp. (NON)	7,300	143,226
Toronto-Dominion Bank (Canada)	1,659	107,561
TradeStation Group, Inc. (NON)	3,446	28,085
Travelers Cos., Inc. (The)	4,502	221,633
U.S. Bancorp	18,842	411,886
UniCredito Italiano SpA (Italy)	140,727	550,235
Universal Health Realty Income Trust (R)	419	13,638
Universal Insurance Holdings, Inc.	3,734	18,782
Uranium Participation Corp. (Canada) (NON)	905	5,499
Urstadt Biddle Properties, Inc. Class A (R)	1,339	19,536
Validus Holdings, Ltd. (Bermuda)	850	21,930
Wells Fargo & Co. (S)	27,885	785,799
Westfield Group (Australia)	5,198	63,322
Westpac Banking Corp. (Australia)	11,761	271,087
Wharf (Holdings), Ltd. (Hong Kong)	7,000	36,931
Wilshire Bancorp, Inc.	2,380	17,469
World Acceptance Corp. (NON) (S)	1,857	46,815
Zurich Financial Services AG (Switzerland)	795	189,231
		18,793,334

Health care (6.0%)
Abbott Laboratories	9,100	450,177
Actelion NV (Switzerland) (NON)	1,891	117,503
Aetna, Inc.	5,922	164,809
Alapis Holding Industrial and Commercial SA (Greece)	105,958	93,099
Alliance Imaging, Inc. (NON)	5,809	32,879
Allscripts-Misys Healthcare Solutions, Inc. (NON)	2,550	51,689
Amedisys, Inc. (NON)	1,361	59,380
American Dental Partners, Inc. (NON)	1,355	18,970
American Medical Systems Holdings, Inc. (NON)	1,848	31,268
AmerisourceBergen Corp.	6,500	145,470
Amgen, Inc. (NON)	10,863	654,278
AmSurg Corp. (NON)	915	19,425
Assisted Living Concepts, Inc. Class A (NON)	1,327	27,495
Astellas Pharma, Inc. (Japan)	3,200	131,707
AstraZeneca PLC (United Kingdom)	10,825	485,805
athenahealth, Inc. (NON)	2,700	103,599
Auxilium Pharmaceuticals, Inc. (NON)	566	19,363
Baxter International, Inc.	3,845	219,203
Biogen Idec, Inc. (NON)	2,400	121,248
Biotest AG (Preference) (Germany)	699	42,224
Biovail Corp. (Canada)	1,272	19,627
Bristol-Myers Squibb Co. (S)	21,885	492,850
Brookdale Senior Living, Inc.	4,162	75,457
Cantel Medical Corp. (NON)	550	8,283
Centene Corp. (NON)	1,641	31,081

Cephalon, Inc. (NON)	2,726	158,762
Cerner Corp. (NON)	743	55,576
Community Health Systems, Inc. (NON)	4,300	137,299
Computer Programs & Systems, Inc.	715	29,608
Covidien PLC (Ireland)	1,946	84,184
Cubist Pharmaceuticals, Inc. (NON)	1,813	36,623
Eclipsys Corp. (NON)	2,406	46,436
Eli Lilly & Co.	16,725	552,427
Emergent Biosolutions, Inc. (NON)	1,466	25,890
Emeritus Corp. (NON)	2,615	57,399
Endo Pharmaceuticals Holdings, Inc. (NON)	2,421	54,787
Ensign Group, Inc. (The)	362	5,079
Enzon Pharmaceuticals, Inc. (NON)	2,621	21,623
Express Scripts, Inc. (NON)	3,469	269,125
Facet Biotech Corp. (NON)	1,224	21,163
Forest Laboratories, Inc. (NON)	7,925	233,312
Fujirebio, Inc. (Japan)	1,500	48,924
Gentiva Health Services, Inc. (NON)	1,321	33,038
Genzyme Corp. (NON)	5,536	314,057
Gilead Sciences, Inc. (NON)	7,500	349,350
GlaxoSmithKline PLC (United Kingdom)	14,966	294,503
Harvard Bioscience, Inc. (NON)	4,258	16,138
Health Management Associates, Inc. Class A (NON)	22,069	165,297
HealthSpring, Inc. (NON)	3,725	45,631
Hospira, Inc. (NON)	3,400	151,640
Humana, Inc. (NON)	4,000	149,200
Invacare Corp.	1,657	36,918
Inverness Medical Innovations, Inc. (NON)	751	29,086
Johnson & Johnson	17,010	1,035,739
Kindred Healthcare, Inc. (NON)	2,825	45,850
Kinetic Concepts, Inc. (NON) (S)	5,295	195,809
LHC Group, Inc. (NON)	1,138	34,060
Lincare Holdings, Inc. (NON)	5,526	172,688
Magellan Health Services, Inc. (NON)	757	23,512
Martek Biosciences Corp. (NON)	1,347	30,429
Maxygen, Inc. (NON)	6,920	46,295
McKesson Corp.	3,853	229,446
Medco Health Solutions, Inc. (NON)	5,000	276,550
Medicis Pharmaceutical Corp. Class A	3,208	68,491
Medivation, Inc. (NON)	1,128	30,614
Medtronic, Inc.	1,786	65,725
Millipore Corp. (NON)	363	25,530
Mylan, Inc. (NON) (S)	17,327	277,405
Myriad Genetics, Inc. (NON)	642	17,591
Natus Medical, Inc. (NON)	1,617	24,950
Novartis AG (Switzerland)	6,386	319,732
Obagi Medical Products, Inc. (NON)	3,092	35,867
Omega Healthcare Investors, Inc. (R)	1,353	21,675
Omnicare, Inc.	4,500	101,340
Ono Pharmaceutical Co., Ltd. (Japan)	400	20,773
Onyx Pharmaceuticals, Inc. (NON)	590	17,682
OSI Pharmaceuticals, Inc. (NON)	916	32,335
Osiris Therapeutics, Inc. (NON) (S)	524	3,490
Pall Corp.	721	23,274
Par Pharmaceutical Cos., Inc. (NON)	3,808	81,910
Perrigo Co.	794	26,988
Pfizer, Inc. (S)	55,423	917,251
Quality Systems, Inc. (S)	2,375	146,229
Questcor Pharmaceuticals, Inc. (NON)	4,641	25,618
Roche Holding AG (Switzerland)	2,097	339,173
Sanofi-Aventis (France)	4,407	323,649
Santarus, Inc. (NON)	11,064	36,401
Schering-Plough Corp.	10,089	285,014
Sinopharm Group Co. 144A (China) (NON)	1,200	3,041
Skilled Healthcare Group, Inc. Class A (NON)	683	5,484
Steris Corp.	2,200	66,990
Sun Healthcare Group, Inc. (NON)	3,828	33,074
Sunrise Senior Living, Inc. (NON)	9,089	27,540
Suzuken Co., Ltd. (Japan)	1,100	37,973
Taisho Pharmaceutical Co., Ltd. (Japan)	5,000	101,214
Takeda Pharmaceutical Co., Ltd. (Japan)	2,400	100,137
Talecris Biotherapeutics Holdings Corp. (NON) (FWC)	585	11,115
Techne Corp.	489	30,587
Terumo Corp. (Japan)	1,400	76,798
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	1,157	58,498
UCB SA (Belgium)	1,894	79,990
United Therapeutics Corp. (NON)	580	28,414
UnitedHealth Group, Inc.	13,321	333,558
Valeant Pharmaceuticals International (NON)	1,017	28,537
WellCare Health Plans, Inc. (NON)	1,004	24,749
WellPoint, Inc. (NON)	2,559	121,194
Young Innovations, Inc.	1,331	35,019
		13,602,961

Technology (7.6%)
3Com Corp. (NON)	15,808	82,676
3PAR, Inc. (NON)	3,323	36,653
A123 Systems, Inc. (NON)	785	16,736
Accenture PLC Class A	6,831	254,591
Acme Packet, Inc. (NON)	3,005	30,080
Actuate Corp. (NON)	4,127	23,854
Acxiom Corp. (NON)	2,666	25,220
ADC Telecommunications, Inc. (NON) (S)	8,882	74,076
Adobe Systems, Inc. (NON)	2,079	68,690
Advanced Battery Technologies, Inc. (NON) (S)	7,833	33,995
Akamai Technologies, Inc. (NON)	4,059	79,881
Amkor Technologies, Inc. (NON)	4,540	31,235
ANSYS, Inc. (NON)	621	23,269

Apple, Inc. (NON)	6,972	1,292,400
ArcSight, Inc. (NON)	768	18,486
ARRIS Group, Inc. (NON) (S)	7,051	91,734
ASML Holding NV (Netherlands)	989	29,111
Atmel Corp. (NON)	6,490	27,193
Autonomy Corp. PLC (United Kingdom) (NON)	1,712	44,636
Avnet, Inc. (NON)	4,967	128,993
Badger Meter, Inc.	654	25,303
Black Box Corp.	1,157	29,029
Blackboard, Inc. (NON)	618	23,348
BMC Software, Inc. (NON)	3,932	147,568
Brocade Communications Systems, Inc. (NON)	4,376	34,395
BYD Co., Ltd. (China) (NON)	6,000	48,944
CACI International, Inc. Class A (NON)	365	17,254
Check Point Software Technologies (Israel) (NON)	1,076	30,505
Checkpoint Systems, Inc. (NON)	1,924	31,631
China BAK Battery, Inc. (China) (NON)	4,400	21,780
Cisco Systems, Inc. (NON)	41,838	984,867
Citrix Systems, Inc. (NON)	2,976	116,748
Compuware Corp. (NON)	8,831	64,731
Concur Technologies, Inc. (NON)	1,997	79,401
CSG Systems International, Inc. (NON)	3,912	62,631
Dell, Inc. (NON)	5,741	87,608
EMC Corp. (NON)	33,119	564,348
Emulex Corp. (NON)	4,852	49,927
Energy Conversion Devices, Inc. (NON)	458	5,304
EnerSys (NON)	1,157	25,593
Epistar Corp. 144A GDR (Taiwan) (F)(NON)	297	5,362
F5 Networks, Inc. (NON)	5,983	237,106
Fair Isaac Corp.	1,508	32,407
FEI Co. (NON)	9,199	226,755
Formfactor, Inc. (NON)	706	16,888
Fujitsu, Ltd. (Japan)	77,000	499,515
Garmin, Ltd.	635	23,965
Google, Inc. Class A (NON)	1,658	822,119
Greatbatch, Inc. (NON)	823	18,493
GS Yuasa Corp. (Japan) (S)	4,000	36,394
Harris Corp.	635	23,876
Hewlett-Packard Co.	12,259	578,747
Hon Hai Precision Industry Co., Ltd. (Taiwan)	4,000	16,016
Hynix Semiconductor, Inc. (South Korea) (NON)	660	11,094
i2 Technologies, Inc. (NON)	2,840	45,554
IBM Corp.	11,472	1,372,166
Indra Sistemas SA Class A (Spain)	2,549	63,606
Integrated Device Technology, Inc. (NON)	10,800	73,008
Intel Corp.	40,353	789,708
Interactive Intelligence, Inc. (NON)	1,485	28,378
Jabil Circuit, Inc.	9,400	126,054
Juniper Networks, Inc. (NON)	3,487	94,219
LDK Solar Co., Ltd. ADR (China) (NON)	846	7,293
Lexmark International, Inc. Class A (NON)	5,600	120,624
LG Display Co., Ltd. (South Korea)	910	26,192
LG Electronics, Inc. (South Korea)	474	50,305
Logitech International SA (Switzerland) (NON)	1,893	34,530
Longtop Financial Technologies Ltd. ADR (China) (NON)	2,442	69,499
Mantech International Corp. Class A (NON)	399	18,817
Marvell Technology Group, Ltd. (NON)	9,600	155,424
McAfee, Inc. (NON)	664	29,077
MedAssets, Inc. (NON)	1,539	34,735
MEMC Electronic Materials, Inc. (NON)	825	13,720
Micron Technology, Inc. (NON) (S)	3,033	24,871
Microsoft Corp.	54,111	1,400,934
MicroStrategy, Inc. (NON)	535	38,274
Monotype Imaging Holdings, Inc. (NON)	4,314	36,281
Motorola, Inc.	7,113	61,101
Multi-Fineline Electronix, Inc. (NON)	1,290	37,036
National Semiconductor Corp.	17,964	256,346
NCI, Inc. (NON)	362	10,375
NCR Corp. (NON)	5,190	71,726
NEC Corp. (Japan) (NON) (S)	68,000	212,056
NetApp, Inc. (NON)	3,805	101,517
Netezza Corp. (NON)	3,767	42,341
NetSuite, Inc. (NON)	1,955	29,912
Nokia OYJ (Finland)	2,356	34,674
Omnicell, Inc. (NON)	2,168	24,152
Oracle Corp.	41,882	872,821
Perfect World Co., Ltd. ADR (China) (NON)	813	39,105
Photronics, Inc. (NON)	3,645	17,277
PV Crystalox Solar PLC (United Kingdom)	3,448	4,089
Qualcomm, Inc.	2,239	100,710
Quest Software, Inc. (NON)	7,933	133,671
Red Hat, Inc. (NON)	909	25,125
Renesola, Ltd. ADR (China) (NON)	1,200	5,772
Rosetta Stone, Inc. (NON) (S)	706	16,210
Roth & Rau AG (Germany) (NON)	233	8,885
Saft Groupe SA (France)	583	32,442
SAIC, Inc. (NON)	1,558	27,327
Salesforce.com, Inc. (NON)	2,107	119,952
SeaChange International, Inc. (NON)	2,264	16,980
Seagate Technology	13,200	200,772
Silicon Graphics International Corp. (NON)	6,958	46,688
Sohu.com, Inc. (China) (NON)	3,080	211,842
Solarworld AG (Germany)	420	10,210
Sourcefire, Inc. (NON)	823	17,670
Starent Networks Corp. (NON)	978	24,861
Sumco Corp. (Japan)	1,000	22,597
Symantec Corp. (NON)	37,703	620,968
Synaptics, Inc. (NON)	904	22,781
Tech Data Corp. (NON)	1,096	45,605
Texas Instruments, Inc. (S)	16,399	388,492

TIBCO Software, Inc. (NON)	7,763	73,671
Tokyo Electron, Ltd. (Japan)	500	31,655
TTM Technologies, Inc. (NON)	6,505	74,612
Ultralife Batteries, Inc. (NON)	1,420	8,605
Unisys Corp. (NON)	39,122	104,456
United Microelectronics Corp. ADR (Taiwan) (NON)	7,700	29,260
United Online, Inc.	5,944	47,790
Valence Technology, Inc. (NON)	5,600	10,080
Veeco Instruments, Inc. (NON)	5,098	118,885
Venture Corp., Ltd. (Singapore)	6,000	38,154
VeriSign, Inc. (NON)	1,192	28,238
VMware, Inc. Class A (NON)	5,744	230,736
Watts Water Technologies, Inc. Class A	1,177	35,604
Web.com Group, Inc. (NON)	5,192	36,811
Western Digital Corp. (NON)	11,065	404,204
Western Union Co. (The)	8,800	166,496
		17,419,775

Transportation (0.7%)
British Airways PLC (United Kingdom) (NON)	23,959	84,554
Central Japan Railway Co. (Japan)	28	201,256
ComfortDelgro Corp., Ltd. (Singapore)	76,000	86,469
Con-way, Inc.	1,800	68,976
CSX Corp.	4,628	193,728
Deutsche Post AG (Germany)	2,907	54,490
DP World, Ltd. (United Arab Emirates)	223,314	125,056
easyJet PLC (United Kingdom) (NON)	9,374	56,892
Hawaiian Holdings, Inc. (NON)	3,313	27,365
International Shipholding Corp.	972	29,947
Norfolk Southern Corp.	5,001	215,593
Qantas Airways, Ltd. (Australia)	18,640	46,951
Ryder System, Inc.	5,304	207,174
SembCorp Marine, Ltd. (Singapore)	56,000	125,388
Singapore Airlines, Ltd. (Singapore)	7,000	68,494
Teekay Tankers, Ltd. Class A (Bahamas)	1,612	13,460
Wabtec Corp.	1,501	56,333
		1,662,126

Utilities and power (2.2%)
A2A SpA (Italy)	55,452	109,057
AES Corp. (The) (NON)	4,135	61,281
Alliant Energy Corp.	3,630	101,096
American States Water Co.	467	16,896
Aqua America, Inc.	1,309	23,091
Babcock & Brown Wind Partners (Australia)	20,782	27,641
BKW FMB Energie AG (Switzerland)	242	21,008
California Water Service Group	423	16,472
Centrica PLC (United Kingdom)	22,439	90,359
CEZ AS (Czech Republic)	915	48,892
Chubu Electric Power, Inc. (Japan)	3,900	94,783
Cia de Saneamento Basico do Estado de Sao Paulo ADR
(Brazil)	923	35,009
CMS Energy Corp.	6,600	88,440
Consolidated Water Co., Inc. (Cayman Islands)	553	9,030
DPL, Inc.	1,138	29,702
E.ON AG (Germany)	585	24,826
EDF Energies Nouvelles SA (France)	649	35,801
Edison International	10,727	360,213
El Paso Corp.	23,000	237,360
Electricite de France (France)	991	58,832
Endesa SA (Spain)	1,033	34,157
Enel SpA (Italy)	14,987	95,195
Energen Corp.	2,244	96,716
Energias de Portugal (EDP) SA (Portugal)	45,314	207,700
Entergy Corp.	411	32,822
Exelon Corp.	5,835	289,533
FirstEnergy Corp.	1,532	70,043
FPL Group, Inc.	4,885	269,799
Gaz de France SA (France)	1,639	72,833
Guangdong Investment, Ltd. (China)	152,000	74,815
Hera SpA (Italy)	12,233	29,791
Hokkaido Electric Power Co., Inc. (Japan)	1,100	22,919
Hokuriku Electric Power Co. (Japan)	1,000	25,471
Huaneng Power International, Inc. (China)	10,000	6,562
International Power PLC (United Kingdom)	14,211	65,732
Kansai Electric Power, Inc. (Japan)	1,600	38,726
Kyushu Electric Power Co., Inc. (Japan)	1,500	33,999
Mirant Corp. (NON)	13,367	219,620
National Grid PLC (United Kingdom)	44,970	434,726
NSTAR	2,800	89,096
NV Energy, Inc.	8,700	100,833
Ormat Technologies, Inc.	256	10,450
PG&E Corp.	4,721	191,153
Pike Electric Corp. (NON)	2,396	28,704
PPL Corp.	5,800	175,972
Public Power Corp. SA (Greece) (NON)	4,403	98,070
Public Service Enterprise Group, Inc.	1,362	42,821
RWE AG (Germany)	440	40,896
Sempra Energy	3,698	184,197
Severn Trent PLC (United Kingdom)	1,597	24,806
Shikoku Electric Power Co., Inc. (Japan)	900	27,501
SJW Corp.	524	11,973
Southwest Water Co.	1,043	5,132
Terna SPA (Italy)	36,099	140,881
Toho Gas Co., Ltd. (Japan)	1,000	4,568
Tokyo Electric Power Co. (Japan)	2,300	60,418
Tokyo Gas Co., Ltd. (Japan)	27,000	112,209

TransAlta Corp. (Canada)	299	6,114
UGI Corp.	3,100	77,686
Veolia Environnement (France)	1,580	60,597
VeraSun Energy Corp. (NON)	4,830	37
		5,105,062

Total common stocks (cost $110,629,756)		$115,172,686

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (17.1%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (3.2%)
Government National Mortgage Association Pass-Through
Certificates
6 1/2s, TBA, October 1, 2039	$4,000,000	$4,255,000
5 1/2s, TBA, October 1, 2039	1,000,000	1,049,141
4 1/2s, TBA, October 1, 2039	2,000,000	2,029,688
		7,333,829

U.S. Government Agency Mortgage Obligations (13.9%)
Federal National Mortgage Association Pass-Through
Certificates
6 1/2s, TBA, October 1, 2039	2,000,000	2,136,875
5 1/2s, TBA, October 1, 2039	7,000,000	7,322,109
5 1/2s, TBA, October 1, 2024	1,000,000	1,057,188
5s, TBA, October 1, 2039	1,000,000	1,032,813
4 1/2s, TBA, November 1, 2039	4,000,000	4,037,656
4 1/2s, TBA, October 1, 2039	16,000,000	16,205,000
		31,791,641

Total U.S. government and agency mortgage obligations (cost $38,827,696)		$39,125,470

U.S. TREASURY OBLIGATIONS (--%)(a)
	Principal amount	Value

U.S. Treasury Notes 4 1/4s, November 15, 2013	$20,000	$21,848

Total U.S. treasury obligations (cost $20,059)		$21,848

CORPORATE BONDS AND NOTES (14.5%)(a)
	Principal amount	Value

Basic materials (1.0%)
Airgas, Inc. 144A company guaranty sr. sub. notes
7 1/8s, 2018	$35,000	$36,094
Aleris International, Inc. company guaranty sr. unsec.
notes 9s, 2014 (In default) (NON)(PIK)	55,000	55
ArcelorMittal sr. unsec. unsub. 9.85s, 2019
(Luxembourg)	15,000	17,684
ArcelorMittal sr. unsec. unsub. notes 6 1/8s, 2018
(Luxembourg)	34,000	33,495
BHP Billiton Finance USA, Ltd. company guaranty sr.
unsec. unsub. notes 6 1/2s, 2019 (Canada)	70,000	81,214
Builders FirstSource, Inc. company guaranty sr. notes
FRN 4.69s, 2012	40,000	34,600
Clondalkin Acquisition BV 144A company guaranty sr.
notes FRN 2.299s, 2013 (Netherlands)	75,000	61,125
Compass Minerals International, Inc. 144A sr. notes
8s, 2019	15,000	15,169
Dow Chemical Co. (The) sr. unsec. notes 7.6s, 2014	22,000	24,337
Dow Chemical Co. (The) sr. unsec. unsub. notes 5.9s,
2015	90,000	92,374
E.I. du Pont de Nemours & Co. sr. unsec. notes 5 7/8s,
2014	15,000	16,587
FMG Finance Pty Ltd. 144A sr. sec. notes 10 5/8s, 2016
(Australia)	5,000	5,538
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017	247,000	262,438
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 1/4s, 2015	2,000	2,125
Georgia-Pacific, LLC sr. unsec. unsub. notes 8 1/8s, 2011	30,000	31,125
Georgia-Pacific, LLC sr. unsec. unsub. notes 9 1/2s,
2011	46,000	48,990
Glencore Funding LLC 144A company guaranty sr. unsec.
unsub. notes 6s, 2014	480,000	460,405
Graphic Packaging International, Inc. 144A company
guaranty sr. unsec. notes 9 1/2s, 2017	10,000	10,625
Grief, Inc. 144A sr. notes 7 3/4s, 2019	10,000	10,300
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014	29,000	24,940
International Paper Co. bonds 7.95s, 2018	140,000	151,754
International Paper Co. sr. unsec. notes 9 3/8s, 2019	20,000	23,300
International Paper Co. sr. unsec. unsub. notes
7 1/2s, 2021	105,000	111,254
Jefferson Smurfit Corp. company guaranty 8 1/4s, 2012	10,000	7,125
Lubrizol Corp. (The) sr. unsec. notes 8 7/8s, 2019	50,000	61,719
Metals USA, Inc. sec. notes 11 1/8s, 2015	40,000	38,450
Momentive Performance Materials, Inc. company guaranty
sr. unsec. notes 9 3/4s, 2014	35,000	27,125
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016	20,000	21,334
Nalco Co. 144A sr. notes 8 1/4s, 2017	10,000	10,500
NewPage Corp. 144A sr. sec. notes 11 3/8s, 2014	25,000	24,563
NewPage Holding Corp. sr. unsec. unsub. notes FRN
8.579s, 2013 (PIK)	14,860	2,749
Norske Skog Canada, Ltd. company guaranty Ser. D,

8 5/8s, 2011 (Canada)		40,000	27,600
Novelis, Inc. company guaranty sr. unsec. notes 7 1/4s, 2015		60,000	51,900
Rio Tinto Finance USA LTD company guaranty sr. unsec.
notes 9s, 2019 (Australia)		22,000	27,007
Rio Tinto Finance USA LTD sr. unsec. notes 5 7/8s,
2013 (Australia)		72,000	77,263
Smurfit Kappa Funding PLC sr. unsec. sub. notes
7 3/4s, 2015 (Ireland)		40,000	35,200
Smurfit-Stone Container Corp. sr. unsec. unsub. notes
8 3/8s, 2012 (In default) (NON)		5,000	3,569
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 7 3/8s, 2012		40,000	40,400
Steel Dynamics, Inc. 144A sr. notes 7 3/4s, 2016		45,000	45,225
Teck Resources, Ltd. sr. notes 10 3/4s, 2019 (Canada)		20,000	23,250
Teck Resources, Ltd. sr. notes 10 1/4s, 2016 (Canada)		40,000	45,200
Teck Resources, Ltd. sr. notes 9 3/4s, 2014 (Canada)		30,000	33,000
Teck Resources, Ltd. sr. unsec. notes 6 1/8s, 2035
(Canada)		15,000	12,750
Tube City IMS Corp. company guaranty sr. unsec. sub.
notes 9 3/4s, 2015		35,000	28,350
Verso Paper Holdings, LLC/Verso Paper, Inc. company
guaranty sr. sec. notes FRN Ser. B, 4.233s, 2014		15,000	9,300
Verso Paper Holdings, LLC/Verso Paper, Inc. company
guaranty sr. sub. notes Ser. B, 9 1/8s, 2014		13,000	9,620
Verso Paper Holdings, LLC/Verso Paper, Inc. 144A sr.
sec. notes 11 1/2s, 2014		45,000	46,125
Weyerhaeuser Co. sr. unsec. notes 7 3/8s, 2019		15,000	14,912
Xstrata Finance Canada, Ltd. 144A company guaranty
5.8s, 2016 (Canada)		35,000	34,412
			2,314,176

Capital goods (0.5%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		28,000	27,020
BBC Holding Corp. sr. notes 8 7/8s, 2014		40,000	38,100
BE Aerospace, Inc. sr. unsec. unsub. notes 8 1/2s, 2018		35,000	35,875
Belden CDT, Inc. 144A company guaranty sr. sub. notes
9 1/4s, 2019		10,000	10,400
Berry Plastics Holding Corp. company guaranty sr.
unsec. sub. notes 10 1/4s, 2016		5,000	4,250
Berry Plastics Holding Corp. sec. notes FRN 4.174s,
2014		5,000	3,850
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013		28,000	28,280
Eaton Corp. notes 5.6s, 2018		66,000	68,698
General Cable Corp. company guaranty sr. unsec. notes
FRN 2.972s, 2015		45,000	39,488
General Dynamics Corp. company guaranty sr. unsec.
unsub. notes 5 1/4s, 2014		40,000	43,693
Graham Packaging Co., Inc. company guaranty sr. unsec.
notes 8 1/2s, 2012		15,000	15,150
Hawker Beechcraft Acquisition Co., LLC sr. unsec.
notes 8 1/2s, 2015		3,000	2,130
John Deere Capital Corp. notes Ser. MTN, 5 1/4s, 2012		65,000	70,249
L-3 Communications Corp. company guaranty 7 5/8s, 2012		81,000	82,114
L-3 Communications Corp. company guaranty sr. unsec.
sub. notes 6 1/8s, 2014		24,000	24,180
L-3 Communications Corp. company guaranty sr. unsec.
sub. notes 5 7/8s, 2015		20,000	19,900
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)		74,000	69,201
Mueller Water Products, Inc. company guaranty sr.
unsec. notes 7 3/8s, 2017		10,000	8,713
Owens-Brockway Glass Container, Inc. company guaranty
6 3/4s, 2014	EUR	50,000	72,488
Pitney Bowes, Inc. sr. unsec. unsub. notes Ser. MTN,
5 1/4s, 2037		$50,000	51,630
RBS Global, Inc. / Rexnord Corp. company guaranty
9 1/2s, 2014		35,000	33,950
Ryerson Tull, Inc. company guaranty sr. sec. notes
12 1/4s, 2015		119,000	113,050
Spirit Aerosystems Inc. 144A company guaranty sr.
notes 7 1/2s, 2017		5,000	4,975
Titan International, Inc. company guaranty 8s, 2012		47,000	45,473
Transdigm, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2014		40,000	39,700
Transdigm, Inc. 144A company guaranty sr. sub. notes 7 3/4s, 2014 (FWC)		5,000	4,856
United Technologies Corp. sr. unsec. notes 5 3/8s, 2017		107,000	116,338
			1,073,751

Communication services (2.2%)
Adelphia Communications Corp. escrow bonds zero %, 2010		55,000	1,238
American Tower Corp. sr. unsec. notes 7s, 2017		130,000	133,250
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031		84,000	111,272
AT&T Wireless Services, Inc. sr. notes 7 7/8s, 2011		214,000	232,240
AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018		25,000	26,084
AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038		250,000	263,697
AT&T, Inc. sr. unsec. unsub. notes 4.95s, 2013		93,000	98,969
Bellsouth Capital Funding unsec. notes 7 7/8s, 2030		137,000	164,234
British Telecommunications PLC notes 8 3/8s, 2010
(United Kingdom)		84,000	90,441
Cablevision Systems Corp. sr. unsec. notes Ser. B, 8s,
2012		10,000	10,425
CCH II, LLC sr. unsec. notes 10 1/4s, 2010
(In default) (NON)		21,000	23,625
CCH II, LLC sr. unsec. notes Ser. B, 10 1/4s, 2010
(In default) (NON)		65,000	72,800
CCO Holdings LLC/CCO Holdings Capital Corp. sr. unsec.
notes 8 3/4s, 2013 (In default) (NON)		47,000	47,705
Centennial Cellular Operating Co., LLC company

guaranty 10 1/8s, 2013		30,000	30,900
Cincinnati Bell, Inc. company guaranty 7 1/4s, 2013		95,000	96,425
Citizens Communications Co. notes 9 1/4s, 2011		105,000	114,450
Comcast Corp. company guaranty sr. unsec. unsub. notes
6.95s, 2037		156,000	174,121
Cox Communications, Inc. notes 7 1/8s, 2012		35,000	39,043
Cox Communications, Inc. 144A bonds 8 3/8s, 2039		55,000	67,189
Cox Communications, Inc. 144A notes 5 7/8s, 2016		82,000	85,969
Cricket Communications, Inc. company guaranty 9 3/8s,
2014		45,000	45,675
Cricket Communications, Inc. company guaranty sr.
unsec. unsub. notes 10s, 2015 (WIS)		110,000	113,025
CSC Holdings, Inc. sr. notes 6 3/4s, 2012		5,000	5,150
CSC Holdings, Inc. sr. notes Ser. B, 7 5/8s, 2011		5,000	5,188
CSC Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2014		10,000	10,500
Deutsche Telekom International Finance BV company
guaranty 8 3/4s, 2030 (Germany)		143,000	185,188
France Telecom notes 7 3/4s, 2011 (France)		84,000	90,953
Global Crossing, Ltd. 144A sr. sec. notes 12s, 2015
(United Kingdom)		5,000	5,250
Inmarsat Finance PLC company guaranty 10 3/8s, 2012
(United Kingdom)		41,000	42,435
Intelsat Bermuda, Ltd. company guaranty sr. unsec.
notes 11 1/4s, 2016 (Bermuda)		105,000	112,350
Intelsat Intermediate Holding Co., Ltd. company
guaranty sr. unsec. notes stepped-coupon zero %
(9 1/4s, 2/1/10), 2015 (Bermuda) (STP)		10,000	9,975
iPCS, Inc. company guaranty sr. notes FRN 2.608s, 2013		15,000	12,675
Level 3 Financing, Inc. company guaranty 9 1/4s, 2014		55,000	48,469
Level 3 Financing, Inc. company guaranty 8 3/4s, 2017		25,000	20,750
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014		65,000	66,463
NII Capital Corp. 144A company guaranty sr. notes 10s,
2016		5,000	5,200
Nordic Telephone Co. Holdings ApS 144A sr. sec. bond
8 7/8s, 2016 (Denmark)		75,000	77,625
Nordic Telephone Co. Holdings ApS 144A sr. sec. notes
FRN 6.399s, 2016 (Denmark)	EUR	135,000	196,541
PAETEC Holding Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2015		$20,000	18,150
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		30,000	29,625
Qwest Corp. sr. unsec. unsub. notes 8 7/8s, 2012		195,000	205,238
Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025		25,000	21,563
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012		45,000	45,900
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)		93,000	102,666
SBA Telecommunications, Inc. 144A company guaranty sr.
notes 8 1/4s, 2019		5,000	5,150
SBA Telecommunications, Inc. 144A company guaranty sr.
notes 8s, 2016		5,000	5,113
Sprint Nextel Corp. sr. notes 8 3/8s, 2017		35,000	34,825
TCI Communications, Inc. company guaranty 7 7/8s, 2026		251,000	293,809
TCI Communications, Inc. debs. 9.8s, 2012		62,000	71,410
Telecom Italia Capital SA company guaranty 5 1/4s,
2015 (Italy)		144,000	149,079
Telecom Italia Capital SA company guaranty 5 1/4s,
2013 (Italy)		20,000	21,039
Telefonica Emisones SAU company guaranty 6.221s, 2017
(Spain)		40,000	44,156
Telefonica Emisones SAU company guaranty sr. unsec.
notes 4.949s, 2015 (Spain)		10,000	10,559
Telefonica Europe BV company guaranty 8 1/4s, 2030
(Spain)		5,000	6,475
Telefonica Europe BV company guaranty 7 3/4s, 2010
(Spain)		84,000	88,855
Time Warner Cable, Inc. company guaranty sr. unsec.
unsub. notes 8 1/4s, 2014		120,000	140,426
Time Warner Cable, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2039		25,000	27,036
Time Warner Telecom, Inc. company guaranty 9 1/4s, 2014		35,000	36,050
Valor Telecommunications Enterprises LLC/Finance Corp.
company guaranty sr. unsec. unsub. notes 7 3/4s, 2015		3,000	3,075
Verizon Communications, Inc. sr. unsec. unsub. notes
8 3/4s, 2018		162,000	203,047
Verizon Global Funding Corp. notes 7 3/4s, 2030		30,000	36,245
Verizon New England, Inc. sr. notes 6 1/2s, 2011		82,000	88,170
Verizon New Jersey, Inc. debs. 8s, 2022		45,000	51,560
Verizon Pennsylvania, Inc. debs. 8.35s, 2030		50,000	58,010
Verizon Virginia, Inc. debs. Ser. A, 4 5/8s, 2013		30,000	31,152
Vodafone Group PLC sr. unsec. notes 7 3/4s, 2010
(United Kingdom)		84,000	86,100
West Corp. company guaranty 9 1/2s, 2014		25,000	24,500
Windstream Corp. company guaranty 8 5/8s, 2016		55,000	56,238
Windstream Corp. company guaranty 8 1/8s, 2013		35,000	35,963
			4,968,673

Consumer cyclicals (2.0%)
Affinion Group, Inc. company guaranty 11 1/2s, 2015		35,000	35,963
Affinion Group, Inc. company guaranty 10 1/8s, 2013		55,000	56,513
Affinity Group, Inc. sr. sub. notes 9s, 2012		50,000	34,875
Allison Transmission, Inc. 144A company guaranty sr.
unsec. notes 11 1/4s, 2015 (PIK)		25,000	23,250
AMC Entertainment, Inc. company guaranty 11s, 2016		60,000	63,900
AMC Entertainment, Inc. sr. sub. notes 8s, 2014		20,000	19,300
American Casino & Entertainment Properties LLC 144A
sr. notes 11s, 2014		20,000	17,800
American Media Operations, Inc. 144A sr. sub. notes

14s, 2013 (PIK)	31,817	19,886
American Media Operations, Inc. 144A sr. unsec. notes
9s, 2013 (PIK)	2,766	1,687
Aramark Corp. company guaranty 8 1/2s, 2015	45,000	45,394
Associated Materials, Inc. company guaranty 9 3/4s,
2012	65,000	63,863
Beazer Homes USA, Inc. company guaranty sr. unsec.
notes 8 3/8s, 2012	30,000	26,250
Bon-Ton Stores, Inc. (The) company guaranty 10 1/4s,
2014	45,000	32,850
Boyd Gaming Corp. sr. sub. notes 7 1/8s, 2016	30,000	26,400
Building Materials Corp. company guaranty notes
7 3/4s, 2014	40,000	38,500
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)
(In default) (NON)	56,690	44,502
Cenveo Corp. 144A company guaranty sr. unsec. notes
10 1/2s, 2016	100,000	94,000
Clear Channel Communications, Inc. company guaranty
unsec. unsub. notes 10 3/4s, 2016	5,000	2,725
Clear Channel Communications, Inc. sr. unsec. notes
7.65s, 2010	48,000	40,320
DaimlerChrysler NA Holding Corp. company guaranty
6 1/2s, 2013 (Germany)	5,000	5,387
DaimlerChrysler NA Holding Corp. company guaranty
unsec. unsub. notes Ser. MTN, 5 3/4s, 2011 (Germany)	117,000	122,892
Dana Corp. escrow sr. notes 5.85s, 2015 (In default)
(F)(NON)	55,000	6
DIRECTV Holdings, LLC company guaranty sr. unsec.
notes 7 5/8s, 2016	25,000	26,750
DIRECTV Holdings, LLC company guaranty sr. unsec.
notes 6 3/8s, 2015	185,000	187,313
DIRECTV Holdings, LLC 144A company guaranty sr. unsec.
unsub. notes 5 7/8s, 2019	40,000	39,750
DISH DBS Corp. 144A sr. notes 7 7/8s, 2019 (FWC)	20,000	20,200
Echostar DBS Corp. company guaranty 6 5/8s, 2014	5,000	4,863
Echostar DBS Corp. sr. notes 6 3/8s, 2011	35,000	35,700
Ford Motor Credit Co., LLC sr. notes 9 7/8s, 2011	185,000	189,163
Ford Motor Credit Co., LLC sr. notes 7 1/4s, 2011	45,000	43,704
Goodyear Tire & Rubber Co. (The) notes 7.857s, 2011	4,000	4,080
Goodyear Tire & Rubber Co. (The) sr. notes 9s, 2015	40,000	41,500
Goodyear Tire & Rubber Co. (The) sr. unsec. notes
10 1/2s, 2016	35,000	37,975
Hanesbrands, Inc. company guaranty sr. unsec. notes
FRN Ser. B, 4.593s, 2014	50,000	43,875
Harrah's Operating Co., Inc. 144A sr. sec. notes
11 1/4s, 2017	20,000	20,200
Hertz Corp. company guaranty 8 7/8s, 2014	65,000	65,650
Home Depot, Inc. (The) sr. unsec. unsub. notes 5.4s,
2016	110,000	115,004
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)	100,000	100,875
Interpublic Group of Companies, Inc. (The) 144A sr.
unsec. notes 10s, 2017	10,000	10,800
Isle of Capri Casinos, Inc. company guaranty 7s, 2014	11,000	9,790
Jarden Corp. company guaranty 7 1/2s, 2017	35,000	34,038
KB Home company guaranty 6 3/8s, 2011	49,000	49,490
Lamar Media Corp. company guaranty 7 1/4s, 2013	55,000	54,106
Lender Processing Services, Inc. company guaranty sr.
unsec. unsub. notes 8 1/8s, 2016	163,000	169,520
Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016	30,000	30,375
Levi Strauss & Co. sr. unsec. unsub. notes 9 3/4s, 2015	50,000	52,000
Liberty Media Corp. debs. 8 1/4s, 2030	50,000	41,250
Macy's Retail Holdings, Inc. company guaranty sr.
unsec. notes 6 5/8s, 2011	695,000	702,184
Masco Corp. sr. unsec. unsub. notes 6 1/8s, 2016	25,000	23,697
Mashantucket Western Pequot Tribe 144A bonds 8 1/2s,
2015	40,000	14,500
Meritage Homes Corp. company guaranty 6 1/4s, 2015	47,000	43,240
MGM Mirage, Inc. company guaranty 8 1/2s, 2010	7,000	6,948
MGM Mirage, Inc. sr. notes 6 3/4s, 2012	95,000	79,563
MGM Mirage, Inc. 144A sr. sec. notes 10 3/8s, 2014	5,000	5,338
Michaels Stores, Inc. company guaranty 11 3/8s, 2016	30,000	28,050
Neiman-Marcus Group, Inc. company guaranty sr. unsec.
notes 9s, 2015 (PIK)	104,933	89,718
News America Holdings, Inc. company guaranty 7 3/4s,
2024	50,000	52,585
News America Holdings, Inc. debs. 7 3/4s, 2045	100,000	106,420
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty 10s, 2014	35,000	35,175
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty sr. unsec. sub. disc. notes stepped-coupon
zero % (12 1/2s, 8/1/11), 2016 (STP)	30,000	23,625
Omnicom Group, Inc. sr. notes 5.9s, 2016	30,000	31,652
Owens Corning, Inc. company guaranty unsec. unsub.
notes 9s, 2019	50,000	54,000
Penn National Gaming, Inc. 144A sr. unsec. sub. notes
8 3/4s, 2019	5,000	5,013
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. sub. notes 7 1/2s, 2015	35,000	30,975
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012	45,000	45,000
Pinnacle Entertainment, Inc. 144A sr. notes 8 5/8s,
2017	5,000	5,025
Quebecor Media, Inc. sr. unsec. notes Ser. *, 7 3/4s,
2016 (Canada)	10,000	9,900
Realogy Corp. company guaranty sr. notes zero %, 2014
(PIK)	5,000	3,300
Realogy Corp. company guaranty sr. unsec. notes
10 1/2s, 2014	40,000	29,000
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	15,000	13,875

Sealy Mattress Co. 144A sr. sec. notes 10 7/8s, 2016	25,000	27,563
Sirius XM Radio, Inc. 144A sr. notes 9 3/4s, 2015	5,000	5,100
Standard Pacific Corp. company guaranty sr. unsec.
unsub. notes 7s, 2015	15,000	13,125
Standard Pacific Corp. company guaranty sr. unsec.
unsub. notes 6 1/4s, 2014	10,000	8,700
Standard Pacific Escrow, LLC 144A sr. notes 10 3/4s,
2016	40,000	39,400
Station Casinos, Inc. sr. notes 6s, 2012
(In default) (NON)	90,000	26,550
Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s,
2013	24,000	24,960
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sec.
notes 10s, 2013	35,000	35,700
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014 (In default) (NON)	75,000	51,750
Time Warner, Inc. debs. 9.15s, 2023	40,000	50,257
Time Warner, Inc. debs. 9 1/8s, 2013	125,000	145,152
Toys R Us Property Co., LLC 144A company guaranty sr.
unsec. notes 10 3/4s, 2017	40,000	43,000
Travelport LLC company guaranty 9 7/8s, 2014	20,000	19,350
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015 (In default) (NON)	80,000	9,600
TRW Automotive, Inc. 6 3/8s, 2014	50,000	63,701
United Auto Group, Inc. company guaranty 7 3/4s, 2016	40,000	36,900
Umbrella Acquisition, 144A company guaranty
unsec. unsub. notes 9 3/4s, 2015 (PIK)	31,575	24,313
Vertis, Inc. company guaranty sr. notes 13 1/2s, 2014
(PIK)	36,183	2,895
Viacom, Inc. unsec. sr. company guaranty 7 7/8s, 2030	55,000	52,431
Visant Corp. Company guaranty sr. unsec. sub. notes
company guaranty 7 5/8s, 2012	40,000	40,050
Wal-Mart Stores, Inc. sr. unsec. unsub. notes 6 1/2s,
2037	142,000	165,730
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. Ser. EXCH, 6 5/8s, 2014	11,000	10,615
Yankee Acquisition Corp. company guaranty sr. notes
Ser. B, 8 1/2s, 2015	30,000	28,200
Young Broadcasting, Inc. company guaranty sr. unsec.
sub. notes 10s, 2011 (In default) (NON)	30,000	38
		4,608,097

Consumer staples (1.0%)
Altria Group, Inc. company guaranty sr. unsec. unsub.
notes 8 1/2s, 2013	75,000	87,180
Anheuser-Busch InBev Worldwide, Inc. 144A company
guaranty sr. unsec. unsub. notes 7 3/4s, 2019	50,000	59,163
Avis Budget Car Rental, LLC company guaranty sr.
unsec. unsub. notes 7 3/4s, 2016	30,000	26,100
Avis Budget Car Rental, LLC company guaranty sr.
unsec. unsub. notes 7 5/8s, 2014	20,000	18,000
Campbell Soup Co. debs. 8 7/8s, 2021	50,000	68,143
Chiquita Brands International, Inc. sr. notes 7 1/2s,
2014	35,000	34,825
Chiquita Brands International, Inc. sr. unsec. unsub.
notes 8 7/8s, 2015	5,000	5,150
Claire's Stores, Inc. 144A company guaranty sr. unsec.
notes 9 5/8s, 2015 (In default) (NON)(PIK)	27,296	16,378
ConAgra Foods, Inc. unsec. notes 7 7/8s, 2010	17,000	17,994
CVS Caremark, Corp. sr. unsec. FRN 6.302s, 2037	138,000	117,990
CVS Caremark, Corp. 144A pass-through certificates
6.117s, 2013	126,242	132,917
Delhaize Group company guaranty sr. unsec. bond
5 7/8s, 2014 (Belgium)	50,000	53,807
Delhaize Group sr. unsub. notes 6 1/2s, 2017 (Belgium)	35,000	38,092
Diageo Capital PLC company guaranty 5 3/4s, 2017
(United Kingdom)	55,000	60,367
Diageo Capital PLC company guaranty 5.2s, 2013 (United
Kingdom)	25,000	26,792
Diageo PLC company guaranty 8s, 2022 (Canada)	40,000	49,095
Dole Food Co. 144A sr. unsec. notes 13 7/8s, 2014	35,000	41,038
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014	55,000	52,250
General Mills, Inc. sr. unsec. notes 5.65s, 2019	25,000	27,058
H.J. Heinz Co. sr. unsec. notes 5.35s, 2013	76,000	81,718
Kellogg Co. sr. unsec. notes 4.45s, 2016	50,000	52,294
Kroger Co. company guaranty 6.4s, 2017	137,000	151,584
McDonald's Corp. sr. unsec. bond 6.3s, 2037	51,000	59,408
McDonald's Corp. sr. unsec. notes 5.7s, 2039	59,000	63,877
PepsiCo, Inc. sr. unsec. notes 7.9s, 2018	58,000	73,238
Pinnacle Foods Finance LLC sr. notes 9 1/4s, 2015	20,000	20,300
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012	40,000	40,800
Reynolds American, Inc. company guaranty 7 1/4s, 2013	55,000	59,842
Rite Aid Corp. company guaranty 9 1/2s, 2017	33,000	26,730
Rite Aid Corp. sec. notes 7 1/2s, 2017	40,000	35,200
RSC Equipment Rental, Inc. 144A sr. sec. notes 10s,
2017	20,000	21,500
Smithfield Foods, Inc. 144A sr. sec. notes 10s, 2014	40,000	42,000
Spectrum Brands, Inc. sr. unsec. sub. bond zero %,
2019 (PIK)	15,997	15,197
Supervalu, Inc. sr. unsec. notes 7 1/2s, 2014	40,000	40,200
United Rentals North America, Inc. 144A company
guaranty sr. unsec. notes 10 7/8s, 2016	5,000	5,350
Universal Corp. notes Ser. MTNC, 5.2s, 2013	460,000	448,209
Wendy's/Arby's Restaurants LLC 144A sr. unsec. notes
10s, 2016	30,000	31,875
		2,201,661

Energy (1.1%)
Amerada Hess Corp. unsub. notes 6.65s, 2011	80,000	85,848
Anadarko Petroleum Corp. sr. unsec. notes 6.95s, 2019	70,000	77,769
Arch Western Finance, LLC company guaranty sr. notes
6 3/4s, 2013	115,000	113,131
BP Capital Markets PLC company guaranty sr. unsec.
notes 3 7/8s, 2015 (United Kingdom)	45,000	46,488
Chaparral Energy, Inc. company guaranty sr. unsec.
notes 8 7/8s, 2017	30,000	24,150
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	110,000	109,313
Chesapeake Energy Corp. sr. unsec. notes 7 5/8s, 2013	45,000	44,719
Complete Production Services, Inc. company guaranty
8s, 2016	25,000	22,750
Compton Petroleum Corp. company guaranty 7 5/8s, 2013
(Canada)	50,000	37,750
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	40,000	39,700
Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)	25,000	20,375
ConocoPhillips notes 6 1/2s, 2039	90,000	103,747
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015	40,000	39,700
Encore Acquisition Co. sr. sub. notes 6s, 2015	79,000	71,495
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014	65,000	61,831
Forest Oil Corp. sr. notes 8s, 2011	65,000	65,975
Gaz Capital SA 144A sr. unsec. 6.51s, 2022 (Russia)	100,000	91,630
Halliburton Co. sr. unsec. notes 7.45s, 2039	75,000	94,403
Harvest Operations Corp. sr. notes 7 7/8s, 2011	35,000	33,775
Helix Energy Solutions Group, Inc. 144A sr. unsec.
notes 9 1/2s, 2016	70,000	70,000
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr.
unsec. notes 7 3/4s, 2015	15,000	14,175
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014	10,000	9,275
Kerr-McGee Corp. sec. notes 6.95s, 2024	80,000	85,652
Key Energy Services, Inc. company guaranty sr. unsec.
unsub. notes 8 3/8s, 2014	25,000	23,750
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	15,000	15,786
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	30,000	29,475
Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s,
2014	40,000	39,300
Nexen, Inc. sr. unsec. unsub. notes 7 1/2s, 2039
(Canada)	35,000	38,019
OPTI Canada, Inc. company guaranty sr. sec. notes
8 1/4s, 2014 (Canada)	40,000	31,000
Peabody Energy Corp. company guaranty Ser. B, 6 7/8s,
2013	25,000	25,250
Peabody Energy Corp. sr. notes 5 7/8s, 2016	50,000	47,625
Petro-Canada sr. unsec. unsub. notes 6.05s, 2018
(Canada)	74,000	77,485
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013	55,000	56,513
Petroleum Development Corp. company guaranty sr.
unsec. notes 12s, 2018	20,000	19,700
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015	5,000	4,963
Plains Exploration & Production Co. company guaranty
7s, 2017	40,000	38,100
Pride International, Inc. sr. unsec. notes 7 3/8s, 2014	60,000	61,500
Quicksilver Resources, Inc. company guaranty 7 1/8s,
2016	10,000	8,675
Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016	15,000	16,538
Range Resources Corp. company guaranty sr. unsec. sub.
notes 7 1/2s, 2017	10,000	9,950
Sabine Pass LNG LP sec. notes 7 1/2s, 2016	100,000	85,375
SandRidge Energy, Inc. company guaranty sr. unsec.
unsub. FRN 4.222s, 2014	15,000	13,365
SandRidge Energy, Inc. 144A company guaranty sr.
unsec. unsub. notes 8s, 2018	120,000	115,500
Stallion Oilfield Services/Stallion Oilfield Finance
Corp. 144A sr. unsec. notes 9 3/4s, 2015
(In default) (NON)	25,000	10,750
Targa Resources, Inc. company guaranty sr. unsec.
notes 8 1/2s, 2013	70,000	65,800
Weatherford International, Inc. company guaranty sr.
unsec. unsub. bonds 6.8s, 2037	15,000	15,772
Weatherford International, Inc. company guaranty sr.
unsec. unsub. bonds 6.35s, 2017	25,000	26,596
Weatherford International, Ltd. company guaranty sr.
unsec. notes 9 7/8s, 2039 (Switzerland)	35,000	46,917
Weatherford International, Ltd. sr. notes 5 1/2s, 2016
(China)	20,000	20,366
Whiting Petroleum Corp. company guaranty 7s, 2014	20,000	19,750
Williams Cos., Inc. (The) notes 7 3/4s, 2031	5,000	5,243
Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021	15,000	16,225
Williams Cos., Inc. (The) sr. unsec. notes 7 5/8s, 2019	80,000	86,372
Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010	10,000	10,266
XTO Energy, Inc. sr. unsec. notes 5 1/2s, 2018	56,000	57,795
		2,503,372

Financials (3.2%)
Allstate Life Global Funding Trusts notes Ser. MTN,
5 3/8s, 2013	33,000	35,125
American Express Co. sr. unsec. notes 8 1/8s, 2019	90,000	106,442
American International Group, Inc. sr. unsec. Ser.
MTN, 5.85s, 2018	214,000	156,220
Bank of America Corp. sr. unsec. unsub. notes 6 1/2s,
2016	65,000	68,325
Bank of New York Mellon Corp. (The) sr. unsec. notes
4.3s, 2014	90,000	95,306

BankAmerica Capital III bank guaranty jr. unsec. FRN
Ser. *, 1.079s, 2027	158,000	91,691
Barclays Bank PLC 144A sub. notes 10.179s, 2021	95,000	126,690
Bear Stearns Cos., Inc. (The) notes Ser. MTN, 6.95s,
2012	155,000	172,544
Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s,
2018	22,000	25,125
Bosphorus Financial Services, Ltd. 144A sr. notes FRN
2.24s, 2012	62,500	55,070
Capital One Capital III company guaranty 7.686s, 2036	31,000	26,195
Citigroup, Inc. sr. unsec. notes 5 1/2s, 2013	279,000	285,508
Citigroup, Inc. sr. unsec. unsub. notes 6 1/8s, 2017	110,000	109,214
Citigroup, Inc. sr. unsec. unsub. notes FRN 0.604s,
2010	10,000	9,938
Citigroup, Inc. sub. notes 5s, 2014	135,000	128,464
Credit Suisse First Boston USA, Inc. company guaranty
sr. unsec. unsub. notes 6 1/8s, 2011	130,000	140,333
Credit Suisse Guernsey Ltd. jr. sub. FRN 5.86s, 2049
(United Kingdom)	118,000	89,680
Deutsche Bank AG/London sr. unsec. notes 3 7/8s, 2014
(United Kingdom)	125,000	126,542
Deutsche Bank Capital Funding Trust VII 144A FRB
5.628s, 2049	55,000	40,150
Dresdner Funding Trust I 144A bonds 8.151s, 2031	100,000	68,000
Duke Realty LP sr. unsec. notes 6 1/2s, 2018	57,000	53,563
Fleet Capital Trust V bank guaranty FRN 1.292s, 2028	199,000	111,974
Fund American Cos., Inc. notes 5 7/8s, 2013	91,000	86,994
GATX Financial Corp. notes 5.8s, 2016	25,000	22,422
General Electric Capital Corp. sr. unsec. FRN Ser.
MTN, 0.661s, 2016	65,000	57,205
General Electric Capital Corp. sr. unsec. FRN Ser.
MTN, 0.613s, 2012	10,000	9,250
General Electric Capital Corp. sr. unsec. notes Ser.
MTN, 6 7/8s, 2039	392,000	405,769
General Electric Capital Corp. sub. notes FRN 6 3/8s,
2067	135,000	111,713
GMAC, LLC sr. unsec. unsub. notes 7 1/4s, 2011	115,000	110,522
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 7s, 2012	34,000	31,620
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 6 7/8s, 2012	60,000	55,200
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 6 7/8s, 2011	79,000	74,655
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 6 3/4s, 2014	5,000	4,250
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 6 5/8s, 2012	6,000	5,520
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes FRN 2.561s, 2014	9,000	6,975
Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019	150,000	171,602
Goldman Sachs Group, Inc. (The) sr. notes 5.45s, 2012	100,000	107,495
Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037	194,000	201,461
Health Care Property Investors, Inc. sr. unsec. notes
6s, 2017	28,000	26,150
Health Care REIT, Inc. sr. notes 6s, 2013 (R)	20,000	20,223
Highwood Properties, Inc. sr. unsec. bonds 5.85s, 2017
(R)	60,000	52,844
HSBC Finance Capital Trust IX FRN 5.911s, 2035	200,000	150,000
HSBC Finance Corp. notes 5s, 2015	200,000	200,766
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015	10,000	9,313
HUB International Holdings, Inc. 144A sr. unsec.
unsub. notes 9s, 2014	10,000	9,650
JPMorgan Chase & Co. sr. notes 6s, 2018	270,000	289,798
JPMorgan Chase Capital XVIII bonds Ser. R, 6.95s, 2036	119,000	114,123
JPMorgan Chase Capital XXV bonds Ser. Y, 6.8s, 2037	85,000	85,541
Lehman Brothers E-Capital Trust I FRN 3.589s, 2065
(In default) (NON)	285,000	29
Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015	15,000	15,300
Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017	30,000	28,800
Liberty Mutual Group 144A company guaranty jr. sub.
notes FRB 10 3/4s, 2058	181,000	173,963
Liberty Mutual Insurance 144A notes 7.697s, 2097	100,000	76,816
Marsh & McLennan Cos., Inc. sr. unsec. notes 6 1/4s,
2012	110,000	113,672
Marsh & McLennan Cos., Inc. sr. unsec. notes 5 3/8s,
2014	60,000	62,439
Merrill Lynch & Co., Inc. notes FRN Ser. MTN, 0.704s,
2011	50,000	48,662
Merrill Lynch & Co., Inc. sr. unsec. notes Ser. MTN,
6 7/8s, 2018	318,000	334,440
MetLife, Inc. sr. unsec. 6 3/4s, 2016	55,000	61,380
MetLife, Inc. sr. unsec. notes Ser. A, 6.817s, 2018	135,000	150,255
Morgan Stanley sr. unsec. notes FRN Ser. MTN, 0.333s,
2010	100,000	99,947
Morgan Stanley sr. unsec. unsub. notes 6 3/4s, 2011	182,000	194,062
Nationwide Financial Services, Inc. notes 5 5/8s, 2015	25,000	22,875
Nationwide Health Properties, Inc. notes 6 1/2s, 2011
(R)	30,000	30,923
Nationwide Health Properties, Inc. unsec. notes
6 1/4s, 2013 (R)	102,000	102,929
Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031	45,000	43,017
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	90,000	72,040
Prudential Financial, Inc. jr. unsec. sub. notes FRN
8 7/8s, 2038	5,000	4,944
Royal Bank of Scotland Group PLC jr. sub. notes FRN
Ser. MTN, 7.64s, 2049 (United Kingdom)	100,000	52,000
Simon Property Group LP sr. unsec. notes 6 3/4s,
2014 (R)	48,000	51,438

Simon Property Group LP sr. unsec. notes 6 1/8s, 2018
(R)	41,000	41,868
Simon Property Group LP sr. unsec. unsub. notes
5 1/4s, 2016 (R)	22,000	21,685
Simon Property Group LP unsub. bonds 5 3/4s, 2015 (R)	17,000	17,390
SLM Corp. notes Ser. MTNA, 4 1/2s, 2010	171,000	166,155
Sovereign Bancorp, Inc. sr. notes 4.8s, 2010	35,000	36,025
State Street Capital Trust IV company guaranty jr.
unsec. sub. bond FRB 1.299s, 2037	75,000	48,083
Universal City Florida Holding Co. sr. notes 8 3/8s,
2010	45,000	43,650
USI Holdings Corp. 144A company guaranty sr. unsec.
notes FRN 4.315s, 2014	5,000	4,156
VTB Capital SA 144A notes 6 7/8s, 2018 (Russia)	192,000	189,120
Wachovia Corp. sr. unsec. notes 5 3/4s, 2017	20,000	21,129
Wachovia Corp. sr. unsec. notes FRN Ser. MTNE, 0.511s,
2012	95,000	92,875
Wells Fargo & Co. sr. notes 4 3/8s, 2013	160,000	165,221
Wells Fargo & Co. sr. unsec. unsub. notes 5 1/4s, 2012	175,000	186,714
Westpac Capital Trust III 144A unsec. sub. notes FRN
5.819s, 2049 (Australia)	60,000	52,217
Willis Group North America, Inc. company guaranty
6.2s, 2017	10,000	9,789
		7,379,168

Health care (0.9%)
Abbott Laboratories sr. unsec. notes 5 7/8s, 2016	90,000	100,312
Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	38,000	40,101
AstraZeneca PLC sr. unsec. unsub. notes 6.45s, 2037
(United Kingdom)	71,000	83,399
AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United
Kingdom)	148,000	165,595
Community Health Systems, Inc. company guaranty
8 7/8s, 2015	35,000	35,875
DaVita, Inc. company guaranty 6 5/8s, 2013	55,000	54,450
Elan Finance PLC/Elan Finance Corp. company guaranty
7 3/4s, 2011 (Ireland)	65,000	66,300
GlaxoSmith Kline Capital, Inc. company guaranty sr.
notes 5.65s, 2018	134,000	146,797
HCA, Inc. company guaranty sr. notes 9 5/8s, 2016 (PIK)	38,000	39,520
HCA, Inc. sr. sec. notes 9 1/4s, 2016	42,000	43,418
HCA, Inc. sr. sec. notes 9 1/8s, 2014	30,000	30,975
Health Management Associates, Inc. sr. notes 6 1/8s,
2016	10,000	9,300
Healthsouth Corp. company guaranty 10 3/4s, 2016	25,000	27,125
Hospira, Inc. sr. notes 6.05s, 2017	25,000	26,179
Hospira, Inc. sr. notes 5.55s, 2012	99,000	105,055
IASIS Healthcare/IASIS Capital Corp. sr. sub. notes
8 3/4s, 2014	20,000	20,000
Merck & Co., Inc. sr. unsec. unsub. notes 5.85s, 2039	25,000	27,857
Merck & Co., Inc. sr. unsec. unsub. notes 5s, 2019	25,000	26,585
Novartis Securities Investment, Ltd. company guaranty
sr. unsec. notes 5 1/8s, 2019	55,000	58,420
Omnicare, Inc. company guaranty 6 3/4s, 2013	20,000	19,350
Omnicare, Inc. sr. sub. notes 6 7/8s, 2015	10,000	9,600
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	50,000	48,125
Pfizer, Inc. sr. unsec. notes 7.2s, 2039	27,000	33,983
Pfizer, Inc. sr. unsec. notes 6.2s, 2019	78,000	87,923
Psychiatric Solutions, Inc. company guaranty 7 3/4s,
2015	45,000	43,425
Roche Holdings, Inc. 144A company guaranty sr. unsec.
notes 7s, 2039	30,000	37,827
Select Medical Corp. company guaranty 7 5/8s, 2015	53,000	49,621
Service Corporation International sr. unsec. unsub.
notes 6 3/4s, 2016	80,000	78,400
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013	60,000	58,350
Sun Healthcare Group, Inc. company guaranty sr. unsec.
unsub. notes 9 1/8s, 2015	35,000	34,825
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017	15,000	12,000
Surgical Care Affiliates, Inc. 144A sr. unsec. notes
8 7/8s, 2015 (PIK)	15,721	12,498
Tenet Healthcare Corp. sr. notes 9 1/4s, 2015	5,000	5,219
Tenet Healthcare Corp. 144A company guaranty sr. sec.
notes 10s, 2018	6,000	6,615
Tenet Healthcare Corp. 144A company guaranty sr. sec.
notes 9s, 2015	50,000	52,250
UnitedHealth Group, Inc. sr. unsec. notes 5 1/2s, 2012	45,000	48,187
US Oncology Holdings, Inc. sr. unsec. notes FRN
6.428s, 2012 (PIK)	21,000	18,323
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014	50,000	51,000
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)	110,000	115,500
Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017
(R)	25,000	24,500
WellPoint, Inc. notes 7s, 2019	35,000	39,678
		1,994,462

Technology (0.7%)
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012	58,000	52,200
Ceridian Corp. sr. unsec. notes 11 1/4s, 2015	40,000	35,850
Compucom Systems, Inc. 144A sr. sub. notes 12 1/2s,
2015	30,000	27,975
Computer Sciences Corp. sr. unsec. notes 6 1/2s, 2018	435,000	479,169
Dell, Inc. sr. unsec. notes 5 7/8s, 2019	70,000	75,044
First Data Corp. company guaranty sr. unsec. notes

9 7/8s, 2015	10,000	9,238
Fiserv, Inc. sr. unsec. unsub. notes company guaranty
6.8s, 2017	45,000	49,687
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 8 7/8s, 2014	60,000	45,900
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub. notes 10 1/8s, 2016	2,000	1,330
Hewlett-Packard Co. sr. unsec. notes 6 1/8s, 2014	35,000	39,404
Hewlett-Packard Co. sr. unsec. notes 5 1/2s, 2018	20,000	21,854
Hewlett-Packard Co. sr. unsec. notes 4 1/4s, 2012	55,000	58,111
IBM Corp. sr. unsec. notes 5.7s, 2017	200,000	220,233
Iron Mountain, Inc. company guaranty 8 3/4s, 2018	15,000	15,600
Iron Mountain, Inc. company guaranty sr. unsec. sub.
notes 8s, 2020	95,000	95,950
Lucent Technologies, Inc. unsec. debs. 6.45s, 2029	10,000	7,613
Microsoft Corp. sr. unsec. unsub. notes 4.2s, 2019	85,000	86,763
Oracle Corp. sr. unsec. notes 5s, 2011	84,000	87,854
Sanmina Corp. sr. unsec. sub. notes 8 1/8s, 2016	35,000	32,725
Seagate Technology International 144A company guaranty
sr. sec. notes 10s, 2014 (Cayman Islands)	10,000	10,925
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015	22,000	22,440
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013	88,000	88,880
Syniverse Technologies, Inc. sr. sub. notes Ser. B,
7 3/4s, 2013	13,000	12,041
Xerox Corp. sr. notes 8 1/4s, 2014	5,000	5,649
Xerox Corp. sr. notes 6.4s, 2016	60,000	62,865
Xerox Corp. sr. unsec. notes FRN 1.042s, 2009	90,000	90,008
		1,735,308

Transportation (0.2%)
American Airlines, Inc. pass-through certificates Ser.
01-1, 6.817s, 2011	10,000	9,350
Burlington Northern Santa Fe Corp. sr. unsec. notes
7s, 2014	60,000	68,721
Continental Airlines, Inc. pass-through certificates
Ser. 97-4A, 6.9s, 2018	11,870	11,099
Continental Airlines, Inc. pass-through certificates
Ser. 98-1A, 6.648s, 2017	54,810	51,521
Northwest Airlines Corp. pass-through certificates
Ser. 00-1, 7.15s, 2019	87,704	74,987
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013	35,000	33,469
RailAmerica, Inc. 144A company guaranty sr. notes
9 1/4s, 2017	35,000	36,663
Southwest Airlines Co. pass-through certificates Ser.
07-1, 6.15s, 2022	28,046	27,937
Union Pacific Corp. sr. unsec. bond 5.7s, 2018	35,000	37,487
Union Pacific Corp. sr. unsec. notes 6 1/8s, 2020	60,000	66,639
Union Pacific Corp. sr. unsub. notes 5 3/4s, 2017	45,000	48,240
United AirLines, Inc. pass-through certificates Ser.
07-A, 6.636s, 2022	18,205	15,474
		481,587

Utilities and power (1.7%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	104,000	110,208
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017	15,000	15,094
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	61,000	62,144
American Water Capital Corp. sr. unsec. bonds 6.085s,
2017	76,000	80,061
Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035	25,000	24,673
Atmos Energy Corp. sr. unsec. sub. notes 8 1/2s, 2019	5,000	6,194
Atmos Energy Corp. sr. unsub. notes 6.35s, 2017	55,000	59,657
Beaver Valley II Funding debs. 9s, 2017	80,000	81,766
Boardwalk Pipelines LP company guaranty 5 7/8s, 2016	116,000	117,781
Bruce Mansfield Unit pass-through certificates 6.85s,
2034	176,534	173,248
CMS Energy Corp. sr. notes 8 1/2s, 2011	25,000	26,279
Colorado Interstate Gas Co. debs. 6.85s, 2037 (Canada)	10,000	10,252
Commonwealth Edison Co. 1st mtge. 6.15s, 2017	15,000	16,575
Commonwealth Edison Co. 1st mtge. 5.9s, 2036	98,000	104,150
Consolidated Natural Gas Co. sr. notes Ser. A, 5s, 2014	45,000	47,677
Consumers Energy Co. 1st mtge. sec. bond 6 1/8s, 2019	62,000	68,630
Dominion Resources, Inc. jr. sub. notes FRN Ser. 06-B,
6.3s, 2066	165,000	132,000
Dominion Resources, Inc. sr. unsec. unsub. notes Ser.
07-A, 6s, 2017	25,000	27,428
Dominion Resources, Inc. unsub. notes 5.7s, 2012	91,000	99,407
Duke Energy Corp. sr. unsec. notes 6 1/4s, 2018	40,000	43,904
Dynegy Holdings, Inc. sr. unsec. notes 8 3/8s, 2016	45,000	42,075
Dynegy-Roseton Danskamme company guaranty Ser. B,
7.67s, 2016	40,000	36,750
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016	15,000	13,125
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013	10,000	9,375
Edison Mission Energy sr. unsec. notes 7.2s, 2019	20,000	16,200
El Paso Corp. sr. notes Ser. GMTN, 7 3/4s, 2032	35,000	32,067
El Paso Natural Gas Co. sr. unsec. notes 5.95s, 2017	10,000	10,331
Electricite de France 144A notes 6 1/2s, 2019 (France)	60,000	68,749
Entergy Gulf States, Inc. 1st mtge. 5 1/4s, 2015	45,000	44,919
FirstEnergy Corp. notes Ser. B, 6.45s, 2011	21,000	22,713
Florida Power Corp. 1st mtge. sec. bond 6.4s, 2038	44,000	52,051
Indianapolis Power & Light 144A 1st mtge. 6.3s, 2013	25,000	27,004
Inergy LP/Inergy Finance Corp. sr. unsec. notes
6 7/8s, 2014	85,000	81,175
Inergy LP/Inergy Finance Corp. 144A company guaranty
sr. unsec. notes 8 3/4s, 2015	20,000	20,550
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,

2016	35,000	35,088
ITC Holdings Corp. 144A notes 5 7/8s, 2016	76,000	77,594
ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	35,000	36,241
Kansas Gas & Electric bonds 5.647s, 2021	17,714	17,980
MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036	264,000	284,972
MidAmerican Funding, LLC sr. sec. bonds 6.927s, 2029	130,000	150,220
Mirant North America, LLC company guaranty 7 3/8s, 2013	80,000	79,600
National Fuel Gas Co. notes 5 1/4s, 2013	114,000	116,366
Nevada Power Co. mtge. sec. notes 7 1/8s, 2019	40,000	45,659
NiSource Finance Corp. company guaranty sr. unsec.
notes 10 3/4s, 2016	10,000	11,757
NiSource Finance Corp. company guaranty sr. unsec.
unsub. notes 7 7/8s, 2010	85,000	89,421
Northwestern Corp. sec. notes 5 7/8s, 2014	76,000	80,091
NRG Energy, Inc. company guaranty 7 3/8s, 2017	20,000	19,400
NRG Energy, Inc. sr. notes 7 3/8s, 2016	135,000	130,613
Oncor Electric Delivery Co. debs. 7s, 2022	11,000	12,555
Pacific Gas & Electric Co. 1st mtge. 6.05s, 2034	110,000	122,364
Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	76,000	79,295
Power Receivable Finance, LLC 144A sr. notes 6.29s,
2012	38,878	39,690
PSEG Power, LLC 144A company guaranty sr. unsec. notes
5.32s, 2016	37,000	37,933
Public Service Co. of Colorado 1st mtge. sec. bonds
5 1/8s, 2019	35,000	37,520
Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s,
2067	98,000	78,716
Sierra Pacific Resources sr. unsec. notes 8 5/8s, 2014	40,000	41,150
Southern Natural Gas. Co. 144A notes 5.9s, 2017	25,000	25,748
Spectra Energy Capital, LLC sr. notes 8s, 2019	45,000	53,333
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes Ser. *, 7.2s, 2011	135,000	141,115
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes Ser. *, 6 3/4s, 2015	5,000	5,366
Texas Competitive Electric Holdings Co., LLC company
guaranty sr. unsec. notes Ser. A, 10 1/4s, 2015
(United Kingdom)	105,000	75,600
TransAlta Corp. sr. unsec. notes 5 3/4s, 2013 (Canada)	30,000	31,452
TransCanada Pipelines, Ltd. jr. sub. FRN 6.35s, 2067
(Canada)	30,000	26,284
TXU Corp. sr. notes Ser. P, 5.55s, 2014	90,000	61,420
Union Electric Co. sr. sec. notes 6.4s, 2017	50,000	55,231
West Penn Power Co. 144A 1st mtge. 5.95s, 2017	25,000	26,051
		3,910,037

Total corporate bonds and notes (cost $32,420,275)		$33,170,292

MORTGAGE-BACKED SECURITIES (13.0%)(a)
	Principal amount	Value

Asset Securitization Corp. Ser. 96-MD6, Class A7,
8.631s, 2029	$36,571	$40,290
Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-3, Class A2, 5.837s, 2049	414,000	413,250
FRB Ser. 07-3, Class A3, 5.837s, 2049	98,000	93,479
Ser. 07-2, Class A2, 5.634s, 2049	71,000	70,252
Ser. 04-3, Class A5, 5.578s, 2039	190,000	188,205
Ser. 06-4, Class A2, 5.522s, 2046	471,000	477,024
Ser. 05-6, Class A2, 5.165s, 2047	36,000	36,150
Ser. 07-5, Class XW, IO, 0.606s, 2051	2,871,643	48,531
Ser. 07-1, Class XW, IO, 0.463s, 2049	1,659,350	22,603
Banc of America Commercial Mortgage, Inc. 144A
Ser. 02-PB2, Class XC, IO, 1.001s, 2035	782,966	11,990
Ser. 04-5, Class XC, IO, 0.398s, 2041	2,490,302	31,176
Ser. 04-4, Class XC, IO, 0.342s, 2042	1,698,038	25,753
Ser. 06-5, Class XC, IO, 0.133s, 2016	5,881,868	69,659
Banc of America Funding Corp. FRB Ser. 06-D,
Class 6A1, 5.885s, 2036	305,987	180,532
Banc of America Large Loan 144A
FRB Ser. 05-MIB1, Class K, 2.243s, 2022	95,000	48,167
FRB Ser. 05-MIB1, Class J, 1.293s, 2022	102,000	40,800
Banc of America Structured Security Trust 144A Ser.
02-X1, Class A3, 5.436s, 2033	18,503	18,538
Bayview Commercial Asset Trust 144A
Ser. 04-2, IO, 2.97s, 2034	196,848	6,614
Ser. 07-1, Class S, IO, 2.477s, 2037	1,362,249	82,552
Ser. 06-4A, IO, 2.331s, 2036	97,660	7,178
Ser. 05-3A, IO, 2.15s, 2035	326,684	17,314
Ser. 05-1A, IO, 2.15s, 2035	193,702	7,477
Ser. 04-3, IO, 2.15s, 2035	131,975	4,566
Ser. 06-2A, IO, 1.798s, 2036	115,113	6,930
FRB Ser. 05-1A, Class A1, 0.546s, 2035	43,498	26,969
Bear Stearns Alternate Trust
FRB Ser. 06-5, Class 2A2, 6 1/4s, 2036	431,018	204,431
FRB Ser. 06-6, Class 2A1, 5.82s, 2036	225,829	120,456
FRB Ser. 05-7, Class 23A1, 5.637s, 2035	187,679	120,005
Ser. 04-9, Class 1A1, 4.275s, 2034	6,054	4,126
Bear Stearns Commercial Mortgage Securities, Inc.
Ser. 07-PW18, Class A2, 5.613s, 2050	882,000	883,695
Ser. 04-PR3I, Class X1, IO, 0.219s, 2041 (F)	567,049	7,809
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 06-PW14, Class XW, IO, 0.88s, 2038	1,548,871	51,701
Ser. 06-PW14, Class X1, IO, 0.13s, 2038	1,666,656	23,400
Ser. 07-PW15, Class X1, IO, 0.108s, 2044	4,878,769	49,032
Ser. 07-PW18, Class X1, IO, 0.095s, 2050	708,595	5,776
Ser. 05-PW10, Class X1, IO, 0.079s, 2040	5,811,652	16,563
Chase Commercial Mortgage Securities Corp. Ser. 00-3,
Class A2, 7.319s, 2032	23,562	24,358
Citigroup FRB Ser. 07-AR5, Class 1A2A, 5.605s, 2037	697,942	429,561

Citigroup Commercial Mortgage Trust
Ser. 08-C7, Class A3, 6.299s, 2014	465,000	427,203
Ser. 08-C7, Class A2A, 6.034s, 2049	255,000	257,080
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-AR5, Class 2A5A, 6.182s, 2036	261,621	136,442
FRB Ser. 07-6, Class 1A3A, 5.761s, 2046	784,742	431,608
FRB Ser. 06-AR7, Class 2A2A, 5.607s, 2036	262,775	165,548
Citigroup/Deutsche Bank Commercial Mortgage Trust Ser.
07-CD4, Class A2B, 5.205s, 2049	1,107,000	1,101,791
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.558s, 2049	1,709,425	20,684
Ser. 06-CD2, Class X, IO, 0.127s, 2046	3,675,137	9,304
Ser. 07-CD4, Class XC, IO, 0.088s, 2049	5,717,319	25,156
CNL Funding Ser. 99-1, Class A2, 7.645s, 2014	87,052	52,231
Commercial Mortgage Acceptance Corp. Ser. 97-ML1, IO,
1.217s, 2017	390,500	11,893
Commercial Mortgage Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	98,000	89,164
Ser. 98-C2, Class F, 5.44s, 2030	435,000	368,349
Commercial Mortgage Loan Trust Ser. 08-LS1, Class A4B,
6.22s, 2017	126,000	104,657
Commercial Mortgage Pass-Through Certificates 144A
Ser. 06-CN2A, Class H, 5.756s, 2019	45,000	16,650
Ser. 06-CN2A, Class J, 5.756s, 2019	36,000	9,720
FRB Ser. 01-J2A, Class A2F, 0.741s, 2034	74,000	62,928
Ser. 05-LP5, Class XC, IO, 0.181s, 2043	2,727,555	14,904
Ser. 06-C8, Class XS, IO, 0.085s, 2046	5,322,694	28,134
Ser. 05-C6, Class XC, IO, 0.064s, 2044	5,562,794	20,862
Countrywide Alternative Loan Trust
Ser. 06-45T1, Class 2A2, 6s, 2037	255,409	167,293
Ser. 06-J8, Class A4, 6s, 2037	218,371	124,471
Ser. 07-HY5R, Class 2A1A, 5.544s, 2047	105,373	85,006
Countrywide Home Loans
FRB Ser. 05-HYB7, Class 6A1, 5.661s, 2035	528,130	369,691
FRB Ser. 06-HYB1, Class 1A1, 5.309s, 2036	383,755	189,584
FRB Ser. 06-HYB1, Class 2A1, 5.276s, 2036	775,931	457,799
FRB Ser. 05-HYB4, Class 2A1, 4.864s, 2035	387,417	232,450
Countrywide Home Loans 144A
IFB Ser. 05-R1, Class 1AS, IO, 5.626s, 2035	384,659	38,947
Ser. 06-R1, Class AS, IO, 5.61s, 2036	105,166	10,385
Ser. 05-R3, Class AS, IO, 5.557s, 2035	398,423	39,593
FRB Ser. 06-R2, Class AS, IO, 5.452s, 2036	429,493	41,607
IFB Ser. 05-R2, Class 1AS, IO, 5.283s, 2035	222,130	21,658
Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 6.003s, 2039	349,000	352,258
Ser. 06-C5, Class AX, IO, 0.139s, 2039 (F)	3,407,662	36,384
Credit Suisse Mortgage Capital Certificates 144A
Ser. 07-C2, Class AX, IO, 0.279s, 2049 (F)	8,012,889	45,929
Ser. 06-C4, Class AX, IO, 0.132s, 2039	4,605,759	59,994
Ser. 07-C1, Class AX, IO, 0.097s, 2040 (F)	6,192,452	36,326
CS First Boston Mortgage Securities Corp. Ser. 04-C2,
Class A2, 5.416s, 2036	210,000	213,970
CS First Boston Mortgage Securities Corp. 144A
Ser. 02-CP3, Class AX, IO, 1.634s, 2035	781,280	26,104
FRB Ser. 04-TF2A, Class J, 1.193s, 2016	50,000	37,500
FRB Ser. 05-TF2A, Class J, 1.143s, 2020	31,319	26,621
FRB Ser. 04-TF2A, Class H, 0.943s, 2019	50,000	42,500
Ser. 01-CK1, Class AY, IO, 0.9s, 2035	2,730,210	16,262
Ser. 04-C4, Class AX, IO, 0.428s, 2039	676,942	14,707
Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
Class X, IO, 0.765s, 2031	323,802	6,967
DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	64,824	66,052
Ser. 99-CG2, Class B3, 6.1s, 2032	100,000	91,000
Ser. 99-CG2, Class B4, 6.1s, 2032	130,000	117,000
Fannie Mae
IFB Ser. 06-49, Class SE, 28.015s, 2036	111,907	154,945
IFB Ser. 05-25, Class PS, 27.077s, 2035	65,553	90,121
IFB Ser. 06-115, Class ES, 25.575s, 2036	93,268	127,263
IFB Ser. 05-74, Class CP, 23.847s, 2035	58,956	78,682
IFB Ser. 06-8, Class HP, 23.664s, 2036	89,895	120,534
IFB Ser. 05-99, Class SA, 23.664s, 2035	61,275	80,483
IFB Ser. 05-45, Class DC, 23.407s, 2035	59,607	81,458
IFB Ser. 03-44, Class SI, IO, 7.754s, 2033	383,197	63,482
IFB Ser. 06-90, Class SE, IO, 7.554s, 2036	80,175	14,105
IFB Ser. 02-81, Class SJ, IO, 7.254s, 2032	308,397	29,110
IFB Ser. 05-52, Class DC, IO, 6.954s, 2035	103,838	18,753
IFB Ser. 06-79, Class DI, IO, 6.904s, 2036	259,858	34,070
IFB Ser. 06-60, Class SI, IO, 6.904s, 2036	184,874	25,263
IFB Ser. 06-60, Class UI, IO, 6.904s, 2036	73,571	10,686
IFB Ser. 03-122, Class SA, IO, 6.854s, 2028	169,708	15,973
IFB Ser. 03-122, Class SJ, IO, 6.854s, 2028	177,774	13,696
IFB Ser. 04-60, Class SW, IO, 6.804s, 2034	276,235	39,267
IFB Ser. 05-65, Class KI, IO, 6.754s, 2035	673,242	87,407
IFB Ser. 08-41, Class S, IO, 6.554s, 2036	80,273	8,765
IFB Ser. 05-48, Class SM, IO, 6.554s, 2034	128,812	15,187
IFB Ser. 07-54, Class CI, IO, 6.514s, 2037	124,972	17,168
IFB Ser. 08-34, Class SM, IO, 6.504s, 2038	404,667	44,865
IFB Ser. 07-58, Class SP, IO, 6.504s, 2037	165,604	25,843
IFB Ser. 07-28, Class SE, IO, 6.504s, 2037	144,336	19,579
IFB Ser. 07-24, Class SD, IO, 6.504s, 2037	123,887	14,361
IFB Ser. 05-12, Class SC, IO, 6.504s, 2035	133,718	16,464
IFB Ser. 05-17, Class ES, IO, 6.504s, 2035	120,649	14,905
IFB Ser. 05-17, Class SY, IO, 6.504s, 2035	56,591	7,223
IFB Ser. 07-30, Class IE, IO, 6.494s, 2037	361,767	55,202
IFB Ser. 06-123, Class CI, IO, 6.494s, 2037	317,541	39,200
IFB Ser. 05-82, Class SY, IO, 6.484s, 2035	235,637	26,868
IFB Ser. 05-45, Class EW, IO, 6.474s, 2035	465,690	56,516
IFB Ser. 05-45, Class SR, IO, 6.474s, 2035	318,404	37,108

IFB Ser. 06-31, Class SX, IO, 6.454s, 2036	324,211	48,064
IFB Ser. 06-33, Class JS, IO, 6.454s, 2036	174,441	21,324
IFB Ser. 06-36, Class SP, IO, 6.454s, 2036	121,424	13,778
IFB Ser. 06-16, Class SM, IO, 6.454s, 2036	107,508	16,229
IFB Ser. 05-95, Class CI, IO, 6.454s, 2035	144,623	19,965
IFB Ser. 05-84, Class SG, IO, 6.454s, 2035	229,015	30,303
IFB Ser. 05-57, Class NI, IO, 6.454s, 2035	63,915	8,527
IFB Ser. 06-3, Class SB, IO, 6.454s, 2035	318,074	44,203
IFB Ser. 05-54, Class SA, IO, 6.454s, 2035	222,522	26,366
IFB Ser. 05-23, Class SG, IO, 6.454s, 2035	181,821	24,054
IFB Ser. 05-17, Class SA, IO, 6.454s, 2035	163,206	23,938
IFB Ser. 05-17, Class SE, IO, 6.454s, 2035	176,827	21,891
IFB Ser. 06-128, Class GS, IO, 6.434s, 2037	135,665	18,231
IFB Ser. 06-114, Class IS, IO, 6.404s, 2036	138,875	17,806
IFB Ser. 06-115, Class GI, IO, 6.394s, 2036	144,656	21,141
IFB Ser. 06-115, Class IE, IO, 6.394s, 2036	108,334	13,725
IFB Ser. 06-117, Class SA, IO, 6.394s, 2036	163,320	20,906
IFB Ser. 06-109, Class SG, IO, 6.384s, 2036	212,872	22,578
IFB Ser. 06-109, Class SH, IO, 6.374s, 2036	171,923	26,207
IFB Ser. 06-104, Class IC, IO, 6.354s, 2036	474,000	64,000
IFB Ser. 06-103, Class SB, IO, 6.354s, 2036	145,650	17,532
IFB Ser. 06-43, Class SI, IO, 6.354s, 2036	320,368	38,079
IFB Ser. 06-8, Class JH, IO, 6.354s, 2036	504,547	64,814
IFB Ser. 09-12, Class CI, IO, 6.354s, 2036	446,695	60,907
IFB Ser. 05-122, Class SG, IO, 6.354s, 2035	110,391	14,005
IFB Ser. 05-122, Class SW, IO, 6.354s, 2035	144,679	17,576
IFB Ser. 06-101, Class SA, IO, 6.334s, 2036	365,232	42,130
IFB Ser. 06-92, Class JI, IO, 6.334s, 2036	82,394	10,304
IFB Ser. 06-92, Class LI, IO, 6.334s, 2036	160,269	21,114
IFB Ser. 06-96, Class ES, IO, 6.334s, 2036	199,853	23,763
IFB Ser. 06-99, Class AS, IO, 6.334s, 2036	97,311	11,483
IFB Ser. 06-86, Class SB, IO, 6.304s, 2036	397,471	53,913
IFB Ser. 09-12, Class AI, IO, 6.254s, 2037	567,555	69,338
IFB Ser. 07-15, Class NI, IO, 6.254s, 2022	182,247	19,273
IFB Ser. 07-109, Class XI, IO, 6.204s, 2037	83,849	13,272
IFB Ser. 07-30, Class LI, IO, 6.194s, 2037	511,817	59,099
IFB Ser. 07-86, Class SE, IO, 6.184s, 2037	1,110,056	120,632
IFB Ser. 07-89, Class SA, IO, 6.184s, 2037	466,509	52,576
IFB Ser. 07-44, Class SB, IO, 6.184s, 2037	558,216	66,707
IFB Ser. 07-54, Class IA, IO, 6.164s, 2037	155,955	19,712
IFB Ser. 07-54, Class IB, IO, 6.164s, 2037	155,955	19,712
IFB Ser. 07-54, Class IC, IO, 6.164s, 2037	155,955	19,712
IFB Ser. 07-54, Class ID, IO, 6.164s, 2037	155,955	19,712
IFB Ser. 07-54, Class IE, IO, 6.164s, 2037	155,955	19,712
IFB Ser. 07-54, Class IF, IO, 6.164s, 2037	231,271	26,564
IFB Ser. 07-54, Class UI, IO, 6.164s, 2037	195,812	25,640
IFB Ser. 07-15, Class CI, IO, 6.134s, 2037	590,004	67,845
IFB Ser. 06-115, Class JI, IO, 6.134s, 2036	419,704	48,770
IFB Ser. 08-12, Class SC, IO, 6.104s, 2038	614,051	63,229
IFB Ser. 06-123, Class LI, IO, 6.074s, 2037	283,025	31,557
IFB Ser. 07-81, Class IS, IO, 6.054s, 2037	234,041	25,578
IFB Ser. 07-39, Class AI, IO, 5.874s, 2037	273,789	28,124
IFB Ser. 07-32, Class SD, IO, 5.864s, 2037	185,483	20,425
IFB Ser. 07-30, Class UI, IO, 5.854s, 2037	152,905	16,440
IFB Ser. 07-32, Class SC, IO, 5.854s, 2037	246,064	29,373
IFB Ser. 07-1, Class CI, IO, 5.854s, 2037	171,826	21,096
IFB Ser. 09-12, Class DI, IO, 5.784s, 2037	679,848	75,823
IFB Ser. 05-58, Class IK, IO, 5.754s, 2035	194,966	29,854
Ser. 06-W3, Class 1AS, IO, 5.723s, 2046	571,766	58,963
IFB Ser. 07-75, Class ID, IO, 5.624s, 2037	156,787	18,195
IFB Ser. 09-3, Class SE, IO, 5.254s, 2037	223,361	20,006
Ser. 03-W12, Class 2, IO, 2.218s, 2043	389,644	25,472
Ser. 03-W10, Class 3, IO, 1.913s, 2043	228,817	12,136
Ser. 03-W10, Class 1, IO, 1.864s, 2043	828,897	44,786
Ser. 03-W8, Class 12, IO, 1.637s, 2042	817,029	33,928
Ser. 03-W17, Class 12, IO, 1.143s, 2033	293,934	8,248
Ser. 06-26, Class NB, 1s, 2036	50,232	46,744
Ser. 03-T2, Class 2, IO, 0.808s, 2042	1,118,953	22,053
Ser. 03-W6, Class 51, IO, 0.67s, 2042	271,648	5,194
Ser. 01-T12, Class IO, 0.565s, 2041	245,655	3,977
Ser. 03-W2, Class 1, IO, 0.466s, 2042	1,919,304	21,121
Ser. 02-T4, IO, 0.449s, 2041	1,326,617	15,379
Ser. 01-50, Class B1, IO, 0.437s, 2041	432,057	5,516
Ser. 02-T1, Class IO, IO, 0.424s, 2031	273,049	2,891
Ser. 03-W6, Class 3, IO, 0.368s, 2042	376,636	3,411
Ser. 03-W6, Class 23, IO, 0.352s, 2042	401,791	3,428
Ser. 01-79, Class BI, IO, 0.325s, 2045	911,647	8,347
Ser. 06-46, Class OC, PO, zero %, 2036	78,986	70,596
Ser. 04-61, Class JO, PO, zero %, 2032	32,404	28,900
Ser. 326, Class 1, PO, zero %, 2032	44,476	39,102
Ser. 318, Class 1, PO, zero %, 2032	16,745	14,843
Ser. 314, Class 1, PO, zero %, 2031	80,158	71,909
FRB Ser. 06-115, Class SN, zero %, 2036	71,756	69,646
FRB Ser. 05-57, Class UL, zero %, 2035	26,958	26,604
FRB Ser. 05-65, Class CU, zero %, 2034	14,187	13,672
FRB Ser. 05-77, Class HF, zero %, 2034	13,129	12,970
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
IFB Ser. T-56, Class 2ASI, IO, 7.854s, 2043	95,544	15,526
Ser. T-56, Class A, IO, 0.524s, 2043	301,879	3,968
Ser. T-56, Class 1, IO, 0.234s, 2043	407,726	2,588
Ser. T-56, Class 3, IO, 0.141s, 2043	312,431	3,157
Ser. T-56, Class 2, IO, 0.036s, 2043	377,436	2
First Horizon Alternative Mortgage Securities FRB Ser.
05-AA10, Class 2A1, 5.723s, 2035	121,939	69,505
First Union National Bank-Bank of America Commercial
Mortgage 144A Ser. 01-C1, Class 3, IO, 1.946s, 2033	1,363,293	21,540
First Union-Lehman Brothers Commercial Mortgage Trust
II

Ser. 97-C2, Class F, 7 1/2s, 2029	131,000	113,457
Ser. 97-C2, Class G, 7 1/2s, 2029	40,000	34,800
Freddie Mac
IFB Ser. 3408, Class EK, 24.814s, 2037	79,178	102,109
IFB Ser. 2976, Class KL, 23.491s, 2035	96,321	127,557
IFB Ser. 3065, Class DC, 19.13s, 2035	88,016	110,302
IFB Ser. 2990, Class LB, 16.324s, 2034	100,693	119,393
IFB Ser. 3489, Class SD, IO, 7.557s, 2032	142,100	18,845
IFB Ser. 2759, Class SG, IO, 7.307s, 2033	227,498	34,757
IFB Ser. 2828, Class GI, IO, 7.257s, 2034	155,576	25,981
IFB Ser. 3184, Class SP, IO, 7.107s, 2033	186,588	22,102
IFB Ser. 3269, Class KS, IO, 7.007s, 2037	2,167,745	260,129
IFB Ser. 3156, Class PS, IO, 7.007s, 2036	223,547	33,483
IFB Ser. 2869, Class JS, IO, 7.007s, 2034	284,777	24,711
IFB Ser. 2927, Class SI, IO, 7s, 2035	128,529	18,168
IFB Ser. 3149, Class LS, IO, 6.957s, 2036	527,287	88,331
IFB Ser. 3119, Class PI, IO, 6.957s, 2036	148,663	24,672
IFB Ser. 2882, Class LS, IO, 6.957s, 2034	109,978	15,255
IFB Ser. 3149, Class SE, IO, 6.907s, 2036	185,489	28,339
IFB Ser. 3157, Class SA, IO, 6.907s, 2036	377,879	56,451
IFB Ser. 3203, Class SH, IO, 6.897s, 2036	110,511	16,825
IFB Ser. 2835, Class AI, IO, 6.857s, 2034	52,037	7,473
IFB Ser. 2815, Class PT, IO, 6.807s, 2032	152,215	18,857
IFB Ser. 2828, Class TI, IO, 6.807s, 2030	69,401	7,882
IFB Ser. 3397, Class GS, IO, 6.757s, 2037	102,443	13,263
IFB Ser. 3287, Class SD, IO, 6.507s, 2037	205,888	27,552
IFB Ser. 3281, Class BI, IO, 6.507s, 2037	87,564	11,046
IFB Ser. 3281, Class CI, IO, 6.507s, 2037	105,731	13,001
IFB Ser. 3249, Class SI, IO, 6.507s, 2036	79,491	10,672
IFB Ser. 2922, Class SE, IO, 6.507s, 2035	174,367	19,323
IFB Ser. 2981, Class AS, IO, 6.477s, 2035	160,039	18,643
IFB Ser. 3287, Class SE, IO, 6.457s, 2037	343,502	45,624
IFB Ser. 3136, Class NS, IO, 6.457s, 2036	198,507	25,677
IFB Ser. 3122, Class DS, IO, 6.457s, 2036	170,684	25,286
IFB Ser. 3123, Class LI, IO, 6.457s, 2036	189,039	27,675
IFB Ser. 3118, Class SD, IO, 6.457s, 2036	292,524	35,490
IFB Ser. 3107, Class DC, IO, 6.457s, 2035	208,030	30,487
IFB Ser. 3001, Class IH, IO, 6.457s, 2035	64,590	8,291
IFB Ser. 2950, Class SM, IO, 6.457s, 2016	213,301	22,710
IFB Ser. 3256, Class S, IO, 6.447s, 2036	203,131	23,871
IFB Ser. 3031, Class BI, IO, 6.447s, 2035	80,058	13,677
IFB Ser. 3244, Class SB, IO, 6.417s, 2036	121,911	14,136
IFB Ser. 3249, Class SM, IO, 6.407s, 2036	164,704	20,575
IFB Ser. 3236, Class IS, IO, 6.407s, 2036	224,401	30,996
IFB Ser. 3240, Class SM, IO, 6.407s, 2036	164,235	19,620
IFB Ser. 3147, Class SD, IO, 6.407s, 2036	447,780	51,477
IFB Ser. 3067, Class SI, IO, 6.407s, 2035	570,490	80,955
IFB Ser. 3114, Class TS, IO, 6.407s, 2030	458,019	55,329
IFB Ser. 3128, Class JI, IO, 6.387s, 2036	235,029	27,992
IFB Ser. 2990, Class LI, IO, 6.387s, 2034	152,740	19,792
IFB Ser. 3240, Class S, IO, 6.377s, 2036	470,210	55,160
IFB Ser. 3065, Class DI, IO, 6.377s, 2035	67,798	8,990
IFB Ser. 3145, Class GI, IO, 6.357s, 2036	198,700	25,923
IFB Ser. 3114, Class GI, IO, 6.357s, 2036	88,257	11,759
IFB Ser. 3114, Class IP, IO, 6.357s, 2036	214,873	24,534
IFB Ser. 3218, Class AS, IO, 6.337s, 2036	144,457	17,638
IFB Ser. 3221, Class SI, IO, 6.337s, 2036	174,544	21,577
IFB Ser. 3346, Class SC, IO, 6.307s, 2033	832,439	102,731
IFB Ser. 3346, Class SB, IO, 6.307s, 2033	235,137	28,910
IFB Ser. 3201, Class SG, IO, 6.257s, 2036	238,362	27,583
IFB Ser. 3203, Class SE, IO, 6.257s, 2036	204,272	22,568
IFB Ser. 3171, Class PS, IO, 6.242s, 2036	187,433	22,022
IFB Ser. 3171, Class ST, IO, 6.242s, 2036	338,186	39,737
IFB Ser. 3152, Class SY, IO, 6.237s, 2036	175,490	22,557
IFB Ser. 3510, Class DI, IO, 6.237s, 2035	292,947	35,502
IFB Ser. 3181, Class PS, IO, 6.227s, 2036	122,293	16,315
IFB Ser. 3284, Class BI, IO, 6.207s, 2037	143,269	17,312
IFB Ser. 3199, Class S, IO, 6.207s, 2036	90,904	10,549
IFB Ser. 3284, Class LI, IO, 6.197s, 2037	604,022	68,798
IFB Ser. 3281, Class AI, IO, 6.187s, 2037	213,184	25,124
IFB Ser. 3311, Class IA, IO, 6.167s, 2037	215,242	25,007
IFB Ser. 3311, Class IB, IO, 6.167s, 2037	215,242	25,007
IFB Ser. 3311, Class IC, IO, 6.167s, 2037	215,242	25,007
IFB Ser. 3311, Class ID, IO, 6.167s, 2037	215,242	25,007
IFB Ser. 3311, Class IE, IO, 6.167s, 2037	311,573	36,199
IFB Ser. 3240, Class GS, IO, 6.137s, 2036	291,056	32,464
IFB Ser. 3257, Class SI, IO, 6.077s, 2036	133,623	15,727
IFB Ser. 3225, Class EY, IO, 6.047s, 2036	695,568	69,529
IFB Ser. 3225, Class JY, IO, 6.047s, 2036	581,251	62,915
IFB Ser. 3339, Class TI, IO, 5.897s, 2037	235,534	25,018
IFB Ser. 3284, Class CI, IO, 5.877s, 2037	459,768	48,984
IFB Ser. 3309, Class SG, IO, 5.827s, 2037	448,862	46,727
IFB Ser. 2965, Class SA, IO, 5.807s, 2032	168,314	17,257
IFB Ser. 3510, Class BI, IO, 5.787s, 2037	557,817	60,534
IFB Ser. 3397, Class SQ, IO, 5.727s, 2037	412,793	41,234
FRB Ser. 3232, Class FG, 0.543s, 2036	20,749	20,622
Ser. 3327, Class IF, IO, zero %, 2037	65,413	688
Ser. 3292, Class DO, PO, zero %, 2037	63,907	56,450
Ser. 3252, Class LO, PO, zero %, 2036	77,498	67,451
Ser. 3124, Class DO, PO, zero %, 2036	59,944	55,512
Ser. 201, PO, zero %, 2029	49,295	42,795
FRB Ser. 3304, Class UF, zero %, 2037	100,000	97,138
FRB Ser. 3289, Class SF, zero %, 2037	53,888	53,904
FRB Ser. 3326, Class YF, zero %, 2037	25,974	25,654
FRB Ser. 3147, Class SF, zero %, 2036	90,280	88,365
FRB Ser. 3047, Class BD, zero %, 2035	48,453	45,305
FRB Ser. 3003, Class XF, zero %, 2035	65,573	62,722
FRB Ser. 2958, Class FB, zero %, 2035	32,180	30,267
GE Capital Commercial Mortgage Corp. 144A

Ser. 05-C2, Class XC, IO, 0.168s, 2043	4,390,000	27,133
Ser. 05-C3, Class XC, IO, 0.117s, 2045	10,469,335	27,041
Ser. 07-C1, Class XC, IO, 0.103s, 2019	11,817,678	43,725
GMAC Commercial Mortgage Securities, Inc.
Ser. 97-C1, Class X, IO, 1.36s, 2029	92,025	4,410
Ser. 05-C1, Class X1, IO, 0.216s, 2043	4,338,086	28,386
GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	66,392	51,122
Ser. 06-C1, Class XC, IO, 0.07s, 2045	6,739,210	19,407
Government National Mortgage Association
IFB Ser. 08-47, Class S, IO, 7.459s, 2038	166,494	21,311
IFB Ser. 04-59, Class SC, IO, 6.959s, 2034	92,724	13,281
IFB Ser. 04-26, Class IS, IO, 6.959s, 2034	30,655	2,549
IFB Ser. 04-5, Class PS, IO, 6.704s, 2033	274,000	44,224
IFB Ser. 07-22, Class S, IO, 6.554s, 2037	140,037	16,149
IFB Ser. 07-8, Class SH, IO, 6.554s, 2037	153,282	19,697
IFB Ser. 05-84, Class AS, IO, 6.554s, 2035	47,879	5,674
IFB Ser. 05-77, Class CS, IO, 6.554s, 2032	124,248	11,163
IFB Ser. 07-51, Class SJ, IO, 6.504s, 2037	160,569	16,519
IFB Ser. 07-53, Class SY, IO, 6.489s, 2037	87,079	8,980
IFB Ser. 07-58, Class PS, IO, 6.454s, 2037	687,008	62,417
IFB Ser. 07-59, Class PS, IO, 6.424s, 2037	117,497	9,604
IFB Ser. 07-59, Class SP, IO, 6.424s, 2037	364,783	30,380
IFB Ser. 07-68, Class PI, IO, 6.404s, 2037	162,882	15,515
IFB Ser. 07-16, Class KU, IO, 6.404s, 2037	149,039	17,907
IFB Ser. 06-29, Class SN, IO, 6.404s, 2036	52,878	5,303
IFB Ser. 06-36, Class SN, IO, 6.364s, 2036	104,462	9,693
IFB Ser. 03-110, Class SP, IO, 6.359s, 2030	39,288	3,499
IFB Ser. 04-22, Class SE, IO, 6.354s, 2034	254,290	24,920
IFB Ser. 07-17, Class AI, IO, 6.309s, 2037	506,590	71,693
IFB Ser. 09-13, Class SD, IO, 6.309s, 2033	1,049,933	87,093
IFB Ser. 07-9, Class AI, IO, 6.259s, 2037	161,723	16,947
IFB Ser. 06-26, Class S, IO, 6.254s, 2036	116,185	11,905
IFB Ser. 06-28, Class GI, IO, 6.254s, 2035	229,393	19,233
IFB Ser. 09-35, Class SP, IO, 6.159s, 2037	452,706	52,383
IFB Ser. 05-71, Class SA, IO, 6.119s, 2035	43,570	5,112
IFB Ser. 05-65, Class SI, IO, 6.104s, 2035	149,117	15,575
IFB Ser. 07-17, Class IC, IO, 6.009s, 2037	305,310	36,526
IFB Ser. 07-17, Class IB, IO, 6.004s, 2037	126,105	16,775
IFB Ser. 06-14, Class S, IO, 6.004s, 2036	162,405	15,490
IFB Ser. 06-11, Class ST, IO, 5.994s, 2036	99,035	9,320
IFB Ser. 07-25, Class KS, IO, 5.959s, 2037	83,384	7,679
IFB Ser. 07-21, Class S, IO, 5.959s, 2037	251,881	23,156
IFB Ser. 07-7, Class JI, IO, 5.954s, 2037	294,922	30,811
IFB Ser. 07-17, Class SI, IO, 5.947s, 2037	182,570	19,676
IFB Ser. 07-31, Class AI, IO, 5.939s, 2037	151,452	20,089
IFB Ser. 05-17, Class S, IO, 5.934s, 2035	43,826	4,917
IFB Ser. 07-43, Class SC, IO, 5.859s, 2037	153,418	15,169
IFB Ser. 05-27, Class SP, IO, 5.854s, 2035	82,086	8,686
IFB Ser. 04-89, Class HS, IO, 5.754s, 2034	177,440	18,615
IFB Ser. 04-41, Class SG, IO, 5.754s, 2034	34,407	1,853
FRB Ser. 07-49, Class UF, zero %, 2037	9,783	9,755
FRB Ser. 07-35, Class UF, zero %, 2037	28,993	28,047
FRB Ser. 07-35, Class VF, zero %, 2037	20,699	19,873
Greenwich Capital Commercial Funding Corp.
Ser. 05-GG5, Class A2, 5.117s, 2037	168,000	167,589
Ser. 05-GG5, Class XC, IO, 0.096s, 2037	8,391,556	24,811
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3, 5.999s, 2045	187,000	180,596
Ser. 06-GG6, Class A2, 5.506s, 2038	89,000	89,615
GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030	59,000	55,460
Ser. 06-GG8, Class X, IO, 0.666s, 2039	1,590,154	39,713
Ser. 03-C1, Class X1, IO, 0.343s, 2040	607,745	12,227
Ser. 04-C1, Class X1, IO, 0.329s, 2028	1,117,598	5,215
Ser. 06-GG6, Class XC, IO, 0.073s, 2038	2,532,057	5,712
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	12,002	10,034
Ser. 05-RP3, Class 1A3, 8s, 2035	40,634	32,926
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	31,786	25,427
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035	35,549	29,180
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	38,913	31,566
GSR Mortgage Loan Trust Ser. 05-AR2, Class 2A1,
4.815s, 2035	63,422	48,835
HSI Asset Loan Obligation FRB Ser. 07-AR1, Class 2A1,
6.051s, 2037	528,167	311,619
IMPAC Secured Assets Corp. FRB Ser. 07-2, Class 1A1A,
0.356s, 2037 (F)	401,511	202,763
IndyMac Indx Mortgage Loan Trust
FRB Ser. 06-AR25, Class 5A1, 5.957s, 2036	83,923	47,848
FRB Ser. 07-AR15, Class 1A1, 5.939s, 2037	298,054	166,910
FRB Ser. 07-AR9, Class 2A1, 5.89s, 2037	281,350	149,115
FRB Ser. 05-AR31, Class 3A1, 5.512s, 2036	424,951	246,471
FRB Ser. 05-AR5, Class 4A1, 5.253s, 2035	255,145	165,365
FRB Ser. 07-AR11, Class 1A1, 5.126s, 2037	230,931	122,393
JPMorgan Alternative Loan Trust
FRB Ser. 06-A3, Class 2A1, 6.048s, 2036	240,273	121,097
FRB Ser. 06-A1, Class 5A1, 5.93s, 2036	195,764	121,374
FRB Ser. 06-A6, Class 1A1, 0.406s, 2036	121,947	58,254
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029	42,000	38,220
FRB Ser. 07-LD12, Class AM, 6.26s, 2051	196,000	134,741
FRB Ser. 07-LD12, Class A3, 6.188s, 2051	1,563,000	1,458,833
FRB Ser. 07-LD11, Class A3, 6.006s, 2049	234,000	222,553
Ser. 07-CB20, Class A3, 5.863s, 2051	469,000	448,696
Ser. 07-LD12, Class A2, 5.827s, 2051	433,000	434,196
Ser. 06-CB15, Class A4, 5.814s, 2043	258,000	231,529
Ser. 07-CB20, Class A4, 5.794s, 2051	102,000	88,430

Ser. 05-LDP2, Class AM, 4.78s, 2042	80,000	66,148
Ser. 06-LDP8, Class X, IO, 0.761s, 2045	2,113,746	52,152
Ser. 06-CB17, Class X, IO, 0.7s, 2043	2,034,599	46,582
Ser. 06-LDP9, Class X, IO, 0.64s, 2047	3,031,230	55,324
Ser. 07-LDPX, Class X, IO, 0.525s, 2049	3,467,201	39,867
Ser. 06-CB16, Class X1, IO, 0.124s, 2045	2,401,979	28,323
JPMorgan Chase Commercial Mortgage Securities Corp.
144A
Ser. 00-C9, Class G, 6 1/4s, 2032	44,000	43,716
Ser. 05-CB12, Class X1, IO, 0.149s, 2037	3,315,498	22,333
Ser. 07-CB20, Class X1, IO, 0.112s, 2051	6,047,498	48,618
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	35,110	24,421
Ser. 99-C1, Class G, 6.41s, 2031	37,135	20,719
Ser. 98-C4, Class H, 5.6s, 2035 (F)	50,000	35,241
LB-UBS Commercial Mortgage Trust Ser. 04-C7, Class A6,
4.786s, 2029	83,000	77,850
LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO, 0.914s, 2038	1,448,007	45,759
Ser. 03-C5, Class XCL, IO, 0.485s, 2037	954,761	17,557
Ser. 05-C3, Class XCL, IO, 0.349s, 2040	2,568,737	45,749
Ser. 05-C5, Class XCL, IO, 0.27s, 2020	3,159,137	36,722
Ser. 05-C2, Class XCL, IO, 0.192s, 2040	3,894,061	31,627
Ser. 05-C7, Class XCL, IO, 0.168s, 2040	3,744,085	25,288
Ser. 06-C7, Class XCL, IO, 0.137s, 2038	2,554,897	35,389
Ser. 06-C1, Class XCL, IO, 0.123s, 2041	5,521,197	46,069
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A
FRB Ser. 04-LLFA, Class H, 1.193s, 2017	52,000	35,149
FRB Ser. 05-LLFA, Class J, 1.043s, 2018	20,000	9,435
MASTR Adjustable Rate Mortgages Trust Ser. 04-7,
Class 2A1, 4.476s, 2034	5,340	3,670
MASTR Alternative Loans Trust Ser. 06-3, Class 1A1,
6 1/4s, 2036	169,233	114,444
MASTR Reperforming Loan Trust 144A Ser. 05-1,
Class 1A4, 7 1/2s, 2034	51,202	42,017
Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1,
0.866s, 2027	74,765	47,634
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.148s, 2049	7,875,869	88,477
Merrill Lynch Floating Trust 144A FRB Ser. 06-1,
Class TM, 0.743s, 2022	99,963	69,974
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 98-C3, Class E, 6.985s, 2030	31,000	23,997
FRB Ser. 05-A9, Class 3A1, 5.259s, 2035	173,920	137,186
Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 6.022s, 2050	128,000	110,975
FRB Ser. 07-C1, Class A4, 6.022s, 2050	103,000	87,715
Ser. 05-MCP1, Class XC, IO, 0.262s, 2043	3,157,263	23,679
Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 0.384s, 2039	737,486	14,307
Ser. 05-LC1, Class X, IO, 0.1s, 2044	1,674,399	10,045
Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A3, 6.156s, 2049	316,000	239,086
FRB Ser. 07-8, Class A2, 6.119s, 2049	152,000	147,592
Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C2, Class X, IO, 6.004s, 2040	116,774	10,218
Ser. 05-C3, Class X, IO, 5.555s, 2044	130,631	9,471
Ser. 06-C4, Class X, IO, 5.454s, 2016	545,827	36,843
Morgan Stanley Capital 144A Ser. 05-RR6, Class X, IO,
1.635s, 2043	873,662	25,083
Morgan Stanley Capital I
FRB Ser. 08-T29, Class A3, 6.458s, 2043	76,000	73,974
FRB Ser. 06-IQ11, Class A4, 5.942s, 2042	258,000	242,978
Ser. 05-HQ6, Class A4A, 4.989s, 2042	119,000	114,014
Ser. 04-HQ4, Class A7, 4.97s, 2040	99,000	96,814
Morgan Stanley Capital I 144A
Ser. 04-RR, Class F5, 6s, 2039	100,000	9,000
Ser. 04-RR, Class F6, 6s, 2039	100,000	8,000
Ser. 05-HQ5, Class X1, IO, 0.185s, 2042	1,375,267	6,973
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 3.991s, 2035	152,540	88,473
Mortgage Capital Funding, Inc. FRB Ser. 98-MC2,
Class E, 7.183s, 2030	49,000	34,790
Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT,
6.281s, 2035	23,408	17,445
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class PT, 9.087s, 2034	16,239	15,374
Residential Asset Mortgage Products, Inc. Ser. 02-SL1,
Class AI3, 7s, 2032	58,226	55,901
Residential Asset Securitization Trust Ser. 07-A5,
Class 2A3, 6s, 2037	353,066	222,431
Salomon Brothers Mortgage Securities VII 144A Ser.
02-KEY2, Class X1, IO, 0.596s, 2036	1,078,236	36,876
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037	521,700	323,454
FRB Ser. 06-9, Class 1A1, 5.653s, 2036	89,796	47,556
FRB Ser. 05-18, Class 6A1, 5.23s, 2035	79,822	63,059
Structured Adjustable Rate Mortgage Loan Trust 144A
Ser. 04-NP2, Class A, 0.596s, 2034	34,981	27,985
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 6.004s, 2037	1,975,170	212,331
Ser. 07-4, Class 1A4, IO, 1s, 2037	2,151,022	64,057
Structured Asset Securities Corp. 144A Ser. 08-RF1,
Class AI, IO, 4.534s, 2037	1,831,137	157,936
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C33, Class A3, 6.1s, 2051	249,000	239,738
Ser. 07-C30, Class A3, 5.246s, 2043	277,000	265,271
Ser. 04-C15, Class A4, 4.803s, 2041	147,000	141,858

Ser. 07-C34, IO, 0.52s, 2046	1,630,789	23,524
Wachovia Bank Commercial Mortgage Trust 144A
Ser. 03-C3, Class IOI, IO, 0.549s, 2035	718,338	18,366
Ser. 06-C27, Class XC, IO, 0.156s, 2045	2,740,771	16,742
Ser. 05-C18, Class XC, IO, 0.151s, 2042	3,633,378	24,928
Ser. 06-C23, Class XC, IO, 0.08s, 2045	2,871,644	8,744
Ser. 06-C26, Class XC, IO, 0.066s, 2045	1,697,152	3,599
WAMU Commercial Mortgage Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2036	10,000	3,191
Ser. 06-SL1, Class X, IO, 0.934s, 2043	352,090	12,598
WAMU Mortgage Pass-Through Certificates 144A Ser.
04-RP1, Class 1S, IO, 5.294s, 2034	706,363	66,962

Total mortgage-backed securities (cost $27,381,554)		$29,761,694

ASSET-BACKED SECURITIES (2.8%)(a)
	Principal amount	Value

Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C, 0.396s, 2036	$62,000	$16,637
FRB Ser. 06-HE3, Class A2C, 0.396s, 2036	75,000	21,608
Ace Securities Corp. 144A Ser. 03-MH1, Class M2,
6 1/2s, 2030	27,496	22,271
Aegis Asset Backed Securities Trust 144A Ser. 04-6N,
Class Note, 4 3/4s, 2035 (In default) (NON)	2,980	--
AFC Home Equity Loan Trust Ser. 99-2, Class 1A,
0.656s, 2029	103,683	45,431
Ameriquest Mortgage Securities, Inc. FRB Ser. 06-R1,
Class M10, 2.746s, 2036	16,240	42
Argent Securities, Inc. FRB Ser. 06-W4, Class A2C,
0.406s, 2036	133,000	40,792
Asset Backed Funding Certificates FRB Ser. 05-WMC1,
Class M1, 0.686s, 2035	60,000	36,000
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 06-HE2, Class A3, 0.436s, 2036	19,646	10,188
FRB Ser. 06-HE4, Class A5, 0.406s, 2036	74,704	46,761
FRB Ser. 06-HE7, Class A4, 0.386s, 2036	42,000	13,493
BankAmerica Manufactured Housing Contract Trust Ser.
97-2, Class M, 6.9s, 2028	52,000	73,279
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014	39,000	38,405
Bayview Financial Acquisition Trust
Ser. 04-B, Class A1, 1.246s, 2039	217,774	104,532
FRB Ser. 04-D, Class A, 0.831s, 2044	39,067	33,673
Bayview Financial Asset Trust 144A
FRB Ser. 03-SSRA, Class M, 1.596s, 2038	18,794	11,464
FRB Ser. 03-SSRA, Class A, 0.946s, 2038	18,794	12,874
FRB Ser. 04-SSRA, Class A1, 0.846s, 2039	27,640	18,795
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 03-3, Class A2, 0.836s, 2043	61,819	45,264
FRB Ser. 03-1, Class A1, 0.746s, 2042	47,184	34,316
FRB Ser. 05-3, Class A1, 0.696s, 2035	27,779	22,824
Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030	270,595	154,239
Ser. 00-A, Class A2, 7.575s, 2030	47,283	26,029
Ser. 99-B, Class A-5, 7.44s, 2020	176,557	92,693
Ser. 99-B, Class A3, 7.18s, 2015	179,027	94,078
Ser. 99-B, Class A2, 6.975s, 2012	6,173	2,848
Conseco Finance Securitizations Corp.
Ser. 02-2, Class A, IO, 8 1/2s, 2033	81,164	4,261
Ser. 00-5, Class A7, 8.2s, 2032	123,000	99,395
Ser. 00-5, Class A6, 7.96s, 2032	254,213	202,238
Ser. 02-1, Class M1F, 7.954s, 2033	67,000	48,378
Ser. 02-2, Class M1, 7.424s, 2033	32,000	22,077
Ser. 01-4, Class A4, 7.36s, 2033	187,530	172,264
Ser. 00-6, Class A5, 7.27s, 2031	57,350	51,742
Ser. 01-1, Class A5, 6.99s, 2032	654,866	581,656
Ser. 01-3, Class A4, 6.91s, 2033	72,126	64,264
Ser. 02-1, Class A, 6.681s, 2033	87,708	83,391
FRB Ser. 02-1, Class M1A, 2.311s, 2033	356,000	159,049
Countrywide Asset Backed Certificates FRB Ser. 04-6,
Class 2A5, 0.636s, 2034	44,950	34,294
Fieldstone Mortgage Investment Corp. FRB Ser. 05-1,
Class M3, 1.056s, 2035	23,815	21,924
First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 06-FF7, Class 2A3, 0.396s, 2036	97,000	35,249
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 0.576s, 2036	137,000	55,583
FRB Ser. 06-2, Class 2A3, 0.416s, 2036	230,000	93,864
GE Corporate Aircraft Financing, LLC 144A Ser. 04-1A,
Class B, 1.096s, 2018	8,767	7,364
GEBL 144A
Ser. 04-2, Class D, 2.993s, 2032 (F)	61,965	2,785
Ser. 04-2, Class C, 1.093s, 2032 (F)	61,965	6,192
Green Tree Financial Corp.
Ser. 94-4, Class B2, 8.6s, 2019	80,451	42,464
Ser. 96-5, Class M1, 8.05s, 2027	33,057	27,218
Ser. 96-6, Class M1, 7.95s, 2027	173,000	122,830
Ser. 99-5, Class A5, 7.86s, 2030	396,165	328,551
Ser. 97-2, Class A7, 7.62s, 2028	8,623	8,321
Ser. 96-2, Class M1, 7.6s, 2026	98,000	77,786
Ser. 97-6, Class A9, 7.55s, 2029	26,941	24,289
Ser. 97-4, Class A7, 7.36s, 2029	43,669	40,007
Ser. 96-10, Class M1, 7.24s, 2028	63,000	54,180
Ser. 97-6, Class M1, 7.21s, 2029	73,000	50,077
Ser. 97-3, Class A5, 7.14s, 2028	11,746	11,725
Ser. 97-6, Class A8, 7.07s, 2029	7,336	7,085
Ser. 98-4, Class A7, 6.87s, 2030	16,687	15,533
Ser. 97-7, Class A8, 6.86s, 2029	25,270	23,353
Ser. 93-3, Class B, 6.85s, 2018	9,391	7,623

Ser. 99-3, Class A7, 6.74s, 2031		15,771	12,932
Ser. 98-6, Class A7, 6.45s, 2030		6,391	6,339
Ser. 99-2, Class A7, 6.44s, 2030		62,375	51,027
Ser. 98-7, Class M1, 6.4s, 2030		20,000	11,431
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031		589,690	424,577
Ser. 99-5, Class A4, 7.59s, 2028		46,479	44,886
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s,
2011 (F)		4,092	4,051
GSAMP Trust FRB Ser. 06-HE5, Class A2C, 0.396s, 2036		342,000	93,940
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 0.964s, 2036		89,131	49,022
Home Equity Asset Trust FRB Ser. 06-1, Class 2A4,
0.576s, 2036		69,000	26,478
Lehman ABS Manufactured Housing Contract Ser. 01-B,
Class M1, 6.63s, 2028		10,000	5,900
Lehman XS Trust Ser. 07-6, Class 3A6, 6 1/2s, 2037		604,053	365,068
LNR CDO, Ltd. 144A FRB Ser. 03-1A, Class EFL, 3.246s,
2036		120,000	8,400
Local Insight Media Finance, LLC Ser. 07-1W, Class A1,
5.53s, 2012 (F)		287,229	137,870
Long Beach Mortgage Loan Trust
FRB Ser. 06-4, Class 2A4, 0.506s, 2036		66,000	22,777
FRB Ser. 06-1, Class 2A3, 0.436s, 2036		79,567	36,757
Marriott Vacation Club Owner Trust 144A
Ser. 04-1A, Class C, 5.265s, 2026		11,448	8,738
FRB Ser. 02-1A, Class A1, 0.946s, 2024		9,049	7,935
Mid-State Trust Ser. 11, Class B, 8.221s, 2038		34,764	28,508
Navistar Financial Corp. Owner Trust Ser. 05-A,
Class C, 4.84s, 2014		4,480	4,254
New Century Home Equity Loan Trust Ser. 03-5,
Class AI7, 5.15s, 2033		55,086	46,612
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.406s, 2036		82,000	44,780
FRB Ser. 06-2, Class A2C, 0.396s, 2036		82,000	42,020
Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022		55,421	33,974
Ser. 95-B, Class B1, 7.55s, 2021		20,887	11,645
Ser. 00-D, Class A3, 6.99s, 2022		5,103	5,001
Ser. 98-A, Class M, 6.825s, 2028		31,000	14,694
Ser. 01-E, Class A4, 6.81s, 2031		109,705	73,502
Ser. 99-B, Class A3, 6.45s, 2017		33,724	28,336
Ser. 01-E, Class A, IO, 6s, 2009		103,976	1,040
Ser. 01-D, Class A3, 5.9s, 2022		78,490	41,156
Ser. 02-C, Class A1, 5.41s, 2032		153,844	113,075
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B,
Class A4, 7.21s, 2030		50,451	44,023
Origen Manufactured Housing Ser. 04-B, Class A2,
3.79s, 2017		357	355
People's Financial Realty Mortgage Securities Trust
FRB Ser. 06-1, Class 1A2, 0.376s, 2036		123,611	41,378
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 0.436s, 2036		75,557	42,996
FRB Ser. 07-RZ1, Class A2, 0.406s, 2037		114,000	61,419
Residential Asset Securities Corp. 144A Ser. 04-NT,
Class Note, 4 1/2s, 2034 (In default) (NON)		4,095	20
Saco I Trust FRB Ser. 05-10, Class 1A1, 0.506s, 2036		39,584	6,863
Securitized Asset Backed Receivables, LLC
FRB Ser. 07-NC2, Class A2B, 0.386s, 2037		107,000	36,290
FRB Ser. 07-BR5, Class A2A, 0.376s, 2037		149,086	99,142
FRB Ser. 07-BR4, Class A2A, 0.336s, 2037		188,611	116,939
SG Mortgage Securities Trust FRB Ser. 06-OPT2,
Class A3D, PO, 0.456s, 2036		139,000	48,743
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3, 0.416s, 2036		66,000	42,319
FRB Ser. 06-3, Class A3, 0.406s, 2036		344,000	183,713
Structured Asset Investment Loan Trust FRB Ser.
06-BNC2, Class A6, 0.506s, 2036		66,000	5,750
TIAA Real Estate CDO, Ltd. 144A FRB Ser. 02-1A,
Class III, 7.6s, 2037		100,000	12,000
WAMU Asset-Backed Certificates FRB Ser. 07-HE2,
Class 2A1, 0.356s, 2037		590,189	365,917

Total asset-backed securities (cost $9,816,895)			$6,520,140

PURCHASED OPTIONS OUTSTANDING (1.2%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	$7,480,000	$1,185,056
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	7,480,000	75
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	7,480,000	1,185,056
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.355%
versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	7,480,000	75
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.235% versus the three month USD-LIBOR-BBA maturing
June 11, 2020.	Jun-10/4.235	2,081,000	133,415

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.23% versus the three month USD-LIBOR-BBA maturing
June 9, 2020.	Jun-10/4.23	2,081,000	132,689

Total purchased options outstanding (cost $1,220,528)			$2,636,366

INVESTMENT COMPANIES (0.9%)(a)
		Shares	Value

Eurazeo (France)		753	$49,246
Harris & Harris Group, Inc. (NON)		9,005	56,281
iShares Dow Jones U.S. Real Estate Index Fund		2,200	93,852
iShares Russell 2000 Growth Index Fund		746	48,870
iShares Russell 2000 Value Index Fund		461	26,060
MCG Capital Corp. (NON)		8,144	34,123
S&P 500 Index Depository Receipts (SPDR Trust Series
1) (S)		12,409	1,309,894
SPDR KBW Bank ETF (S)		21,400	499,262

Total investment companies (cost $1,782,669)			$2,117,588

COMMODITY LINKED NOTES (0.5%)(a)

UBS AG/ Jersey Branch144Asr. notesSer. CMCI, zero %,
2010 (indexed to the UBS Bloomberg CMCI Composite)
(United Kingdom)		1,134,000	$1,151,812

Total commodity linked notes (cost $1,134,000)			$1,151,812

SENIOR LOANS (0.5%)(a)(c)
		Principal amount	Value

Capital goods (0.1%)
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN 2.598s, 2014		$7,482	$5,687
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN Ser. B, 2.372s, 2014		148,786	113,077
Polypore, Inc. bank term loan FRN Ser. B, 2.52s, 2014		17,729	16,554
Sequa Corp. bank term loan FRN 3.844s, 2014		24,615	21,230
Wesco Aircraft Hardware Corp. bank term loan FRN
2.52s, 2013		18,000	16,718
			173,266

Communication services (0.1%)
Fairpoint Communications, Inc. bank term loan FRN
Ser. B, 5 1/2s, 2015		99,539	74,505
Intelsat Corp. bank term loan FRN Ser. B2, 2.753s, 2011		4,698	4,457
Intelsat Corp. bank term loan FRN Ser. B2-A, 2.753s,
2013		4,698	4,458
Intelsat Corp. bank term loan FRN Ser. B2-C, 2.753s,
2013		4,698	4,457
Intelsat, Ltd. bank term loan FRN 3.253s, 2014
(Bermuda)		85,000	76,146
Level 3 Communications, Inc. bank term loan FRN
2.683s, 2014		18,000	15,876
MetroPCS Wireless, Inc. bank term loan FRN 2.683s, 2013		7,072	6,738
TW Telecom, Inc. bank term loan FRN Ser. B, 2.02s, 2013		12,996	12,536
West Corp. bank term loan FRN 2.623s, 2013		17,727	16,702
			215,875

Consumer cyclicals (0.2%)
Affinion Group, Inc. bank term loan FRN Ser. B,
2.761s, 2013		17,824	17,049
Allison Transmission, Inc. bank term loan FRN Ser. B,
3s, 2014		62,241	54,184
Building Materials Holdings Corp. bank term loan FRN
3.005s, 2014		19,950	18,143
Dex Media West, LLC/Dex Media Finance Co. bank term
loan FRN Ser. B, 7s, 2014		47,082	40,091
Goodman Global Holdings, Inc. bank term loan FRN
Ser. B, 6 1/2s, 2011		191,405	190,831
Harrah's Operating Co., Inc. bank term loan FRN
Ser. B2, 3.504s, 2015		14,523	11,713
National Bedding Co. bank term loan FRN 2.255s, 2011		7,879	7,091
Navistar Financial Corp. bank term loan FRN 2.057s,
2012		4,800	4,632
Navistar International Corp. bank term loan FRN
3.496s, 2012		13,200	12,738
Thomas Learning bank term loan FRN Ser. B, 2.76s, 2014		14,962	13,458
TRW Automotive, Inc. bank term loan FRN Ser. B,
6 1/4s, 2014		32,064	31,969
Univision Communications, Inc. bank term loan FRN
Ser. B, 2.511s, 2014		18,000	15,191
Visteon Corp. bank term loan FRN Ser. B1, 5 3/4s, 2013		95,000	76,713
Yankee Candle Co., Inc. bank term loan FRN 2 1/4s, 2014		10,418	9,762
			503,565

Consumer staples (--%)
Pinnacle Foods Holding Corp. bank term loan FRN
Ser. B, 3.009s, 2014		17,683	16,615
Spectrum Brands, Inc. bank term loan FRN 1 1/2s, 2013		1,149	1,093
Spectrum Brands, Inc. bank term loan FRN Ser. B1,
8.003s, 2013		16,706	15,892

			33,600

Health care (--%)
Health Management Associates, Inc. bank term loan FRN
2.348s, 2014		16,592	15,548
IASIS Healthcare Corp. bank term loan FRN Ser. DD,
2.261s, 2014		4,261	4,006
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 7.62s, 2014		1,151	1,082
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. B, 2.261s, 2014		12,313	11,574
Sun Healthcare Group, Inc. bank term loan FRN 0.498s,
2014		3,001	2,791
Sun Healthcare Group, Inc. bank term loan FRN Ser. B,
2.683s, 2014		19,605	18,233
			53,234

Technology (0.1%)
First Data Corp. bank term loan FRN Ser. B1, 2.998s,
2014		17,684	15,223
First Data Corp. bank term loan FRN Ser. B3, 3.034s,
2014		123,116	105,707
Freescale Semiconductor, Inc. bank term loan FRN
12 1/2s, 2014		12,050	12,081
			133,011

Utilities and power (--%)
Energy Future Holdings Corp. bank term loan FRN
Ser. B2, 3.754s, 2014		17,684	13,957
			13,957

Total senior loans (cost $1,218,085)			$1,126,508

FOREIGN GOVERNMENT BONDS AND NOTES (0.2%)(a)
		Principal amount	Value

Brazil (Federal Republic of) notes zero %, 2012	BRL	853	$480,389

Total foreign government bonds and notes (cost $499,669)			$480,389

CONVERTIBLE BONDS AND NOTES (0.1%)(a)
		Principal amount	Value

Alliant Techsystems, Inc. cv. company guaranty sr.
sub. notes 3s, 2024		$20,000	$22,975
ArcelorMittal cv. sr. unsec. unsub. notes 5s, 2014
(Luxembourg)		10,000	14,438
General Cable Corp. cv. company guaranty sr. unsec.
unsub. notes 0 7/8s, 2013		5,000	4,931
General Growth Properties, Inc. 144A cv. sr. notes
3.98s, 2027 (In default) (NON)(R)		110,000	74,250
Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014		8,000	9,430
Trinity Industries, Inc. cv. unsec. sub. notes 3 7/8s,
2036		25,000	18,438

Total convertible bonds and notes (cost $167,795)			$144,462

MUNICIPAL BONDS AND NOTES (0.1%)(a)
		Principal amount	Value

MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
7.309s, 6/1/34		$45,000	$36,032
Tobacco Settlement Fin. Auth. of WVA Rev. Bonds,
Ser. A, 7.467s, 6/1/47		100,000	79,152

Total municipal bonds and notes (cost $144,995)			$115,184

WARRANTS (--%)(a)(NON)
		Expiration date	Strike Price	Warrants	Value

Baoshan Iron & Steel Co. 144A (China)		12/23/09	$0.001	56,300	$53,277
Gansu Qilianshan Cement Group Co. 144A (China)		8/17/10	-	20,300	35,984
Mediobanca SpA (Italy) (F)	EUR	3/18/11	9	2,191	156
Vertis Holdings, Inc. (F)		10/18/15	$0.01	22	--

Total warrants (cost $83,489)					$89,417

PREFERRED STOCKS (--%)(a)
	Shares	Value

Preferred Blocker, Inc. 144A 7.00% cum. pfd.	43	$25,006

Total preferred stocks (cost $15,483)		$25,006

CONVERTIBLE PREFERRED STOCKS (--%)(a)
	Shares	Value

Lehman Brothers Holdings, Inc. Ser. P, 7.25% cv. pfd.
(In default) (NON)	140	$882

Total convertible preferred stocks (cost $131,961)		$882

SHORT-TERM INVESTMENTS (22.3%)(a)
	Principal amount/shares	Value

Putnam Money Market Liquidity Fund (e)	$29,579,923	$29,579,924
Short-term investments held as collateral for loaned
securities with yields ranging from 0.01% to 0.47% and
due dates ranging from October 1, 2009 to

October 9,2009 (d)	6,278,065	6,277,982
U.S. Treasury Cash Management Bills for effective
yields ranging from 0.32% to 0.35%, July 15, 2010
(SEGSF)	1,781,999	1,777,107
U.S. Treasury Bills for effective yields ranging from
0.61% to 0.70%, December 17, 2009 (SEG) (SEGSF)	4,668,000	4,661,040
U.S. Treasury Bills for an effective yield of 0.62%,
November 19, 2009 (SEG) (SEGSF)	8,757,000	8,749,550

Total short-term investments (cost $51,045,972)		$51,045,603

TOTAL INVESTMENTS

Total investments (cost $276,540,881)(b)		$282,705,347

FORWARD CURRENCY CONTRACTS TO BUY at 9/30/09 (aggregate face value $43,694,202) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$8,897,843	$8,396,989	10/21/09	$500,854
Brazilian Real	679,683	658,058	10/21/09	21,625
British Pound	3,400,767	3,434,357	10/21/09	(33,590)
Canadian Dollar	1,692,037	1,677,040	10/21/09	14,997
Chilean Peso	48,230	48,081	10/21/09	149
Czech Koruna	151,594	149,496	10/21/09	2,098
Danish Krone	336,446	334,625	10/21/09	1,821
Euro	13,813,230	13,547,803	10/21/09	265,427
Hungarian Forint	234,288	230,269	10/21/09	4,019
Japanese Yen	5,444,137	5,282,349	10/21/09	161,788
Mexican Peso	173,674	176,260	10/21/09	(2,586)
New Zealand Dollar	52,715	50,768	10/21/09	1,947
Norwegian Krone	4,750,470	4,535,417	10/21/09	215,053
Polish Zloty	545,113	553,780	10/21/09	(8,667)
Singapore Dollar	604,708	597,240	10/21/09	7,468
South African Rand	564,305	563,736	10/21/09	569
South Korean Won	455,599	438,209	10/21/09	17,390
Swedish Krona	1,799,209	1,755,049	10/21/09	44,160
Swiss Franc	777,349	763,651	10/21/09	13,698
Taiwan Dollar	57,079	55,993	10/21/09	1,086
Turkish Lira (New)	448,295	445,032	10/21/09	3,263

Total				$1,232,569

FORWARD CURRENCY CONTRACTS TO SELL at 9/30/09 (aggregate face value $48,521,693) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$3,323,455	$3,227,944	10/21/09	$(95,511)
Brazilian Real	626,231	605,875	10/21/09	(20,356)
British Pound	9,030,957	9,168,129	10/21/09	137,172
Canadian Dollar	2,898,427	2,868,598	10/21/09	(29,829)
Chilean Peso	157,185	156,553	10/21/09	(632)
Czech Koruna	370,234	366,788	10/21/09	(3,446)
Euro	17,359,726	16,909,385	10/21/09	(450,341)
Hong Kong Dollar	105,874	105,882	10/21/09	8
Hungarian Forint	141,798	139,429	10/21/09	(2,369)
Japanese Yen	4,485,820	4,386,403	10/21/09	(99,417)
Mexican Peso	379,238	385,016	10/21/09	5,778
New Zealand Dollar	340,915	326,479	10/21/09	(14,436)
Norwegian Krone	906,324	870,939	10/21/09	(35,385)
Polish Zloty	221,588	224,789	10/21/09	3,201
Singapore Dollar	1,369,791	1,353,166	10/21/09	(16,625)
South African Rand	535,114	531,374	10/21/09	(3,740)
South Korean Won	1,788	1,720	10/21/09	(68)
Swedish Krona	1,075,221	1,031,832	10/21/09	(43,389)
Swiss Franc	5,287,307	5,237,716	10/21/09	(49,591)
Taiwan Dollar	625,464	612,148	10/21/09	(13,316)
Turkish Lira (New)	11,562	11,528	10/21/09	(34)

Total				$(732,326)

FUTURES CONTRACTS OUTSTANDING at 9/30/09 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Amsterdam Exchanges index (Short)	9	$822,407	Oct-09	$(6,549)
Canadian Government Bond 10 yr (Long)	37	4,204,026	Dec-09	25,769
DAX Index (Long)	5	1,038,717	Dec-09	16,639
Dow Jones Euro Stoxx 50 Index (Long)	1	41,838	Dec-09	597
Dow Jones Euro Stoxx 50 Index (Short)	150	6,275,686	Dec-09	(148,890)
Euro-Bobl 5 yr (Long)	7	1,184,480	Dec-09	2,682
Euro-Bund 10 yr (Long)	21	3,748,103	Dec-09	11,914
Euro-Schatz 2 yr (Short)	9	1,425,506	Dec-09	(2,200)
IBEX 35 Index (Short)	4	686,950	Oct-09	(22,757)
Japanese Government Bond 10 yr (Long)	3	4,664,361	Dec-09	21,521
Japanese Government Bond 10 yr (Short)	2	3,109,574	Dec-09	(14,292)
Japanese Government Bond 10 yr Mini (Long)	10	1,554,564	Dec-09	10,143
Japanese Government Bond 10 yr Mini (Short)	16	2,487,302	Dec-09	(16,318)
MSCI EAFE Index E-Mini (Long)	10	773,000	Dec-09	1,780
NASDAQ 100 Index E-Mini (Short)	37	1,270,950	Dec-09	(39,775)
New Financial Times Stock Exchange 100 Index (Short)	42	3,422,221	Dec-09	(82,126)
OMXS 30 Index (Short)	71	913,318	Oct-09	21,532
Russell 2000 Index Mini (Long)	36	2,170,800	Dec-09	73,368
Russell 2000 Index Mini (Short)	33	1,989,900	Dec-09	(67,386)
S&P 500 Index (Long)	9	2,369,025	Dec-09	17,854
S&P 500 Index E-Mini (Long)	474	24,956,100	Dec-09	587,997
S&P 500 Index E-Mini (Short)	32	1,684,800	Dec-09	(39,823)
S&P Mid Cap 400 Index E-Mini (Long)	61	4,204,120	Dec-09	128,193
SGX MSCI Singapore Index (Short)	10	455,747	Oct-09	(6,436)
SPI 200 Index (Short)	18	1,885,366	Dec-09	(60,045)
Tokyo Price Index (Short)	39	3,960,054	Dec-09	105,116
U.K. Gilt 10 yr (Long)	22	4,174,616	Dec-09	753
U.S. Treasury Bond 20 yr (Short)	155	18,813,125	Dec-09	(334,551)
U.S. Treasury Note 2 yr (Long)	36	7,810,875	Dec-09	40,963
U.S. Treasury Note 2 yr (Short)	235	50,987,656	Dec-09	(64,428)
U.S. Treasury Note 5 yr (Long)	12	1,393,125	Dec-09	19,279
U.S. Treasury Note 5 yr (Short)	483	56,073,281	Dec-09	(306,805)
U.S. Treasury Note 10 yr (Long)	509	60,229,016	Dec-09	588,178
U.S. Treasury Note 10 yr (Short)	25	2,958,203	Dec-09	(20,303)

Total				$441,594

WRITTEN OPTIONS OUTSTANDING at 9/30/09 (premiums received $4,463,974) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	$877,000	Aug-11/4.7	$76,045

Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	877,000	Aug-11/4.7	37,483

Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	874,000	Aug-11/4.55	68,723

Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	874,000	Aug-11/4.55	41,253

Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	1,141,000	Aug-11/4.475	85,290

Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	1,141,000	Aug-11/4.475	56,411

Option on an interest rate swap with Citibank, N.A. for the obligation to receive
a fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	2,638,000	Jul-11/4.52	123,247

Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	2,638,000	Jul-11/4.52	203,786

Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	1,319,000	Jul-11/4.5475	103,792

Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	1,319,000	Jul-11/4.5475	60,621

Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing August 17, 2021.	1,748,000	Aug-11/4.49	132,026

Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	1,748,000	Aug-11/4.49	85,477

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.215% versus the three month USD-LIBOR-BBA maturing
February 18, 2020.	7,801,000	Feb-10/5.215	1,069,439

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.215% versus the three month USD-LIBOR-BBA maturing
February 18, 2020.	7,801,000	Feb-10/5.215	19,969

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.08% versus the three month USD-LIBOR-BBA maturing
February 24, 2020.	5,475,000	Feb-10/5.08	689,412

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.22% versus the three month USD-LIBOR-BBA maturing
February 24, 2020.	5,475,000	Feb-10/5.22	750,404

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.08% versus the three month USD-LIBOR-BBA maturing
February 24, 2020.	5,475,000	Feb-10/5.08	19,546

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.22% versus the three month USD-LIBOR-BBA maturing
February 24, 2020.	5,475,000	Feb-10/5.22	15,385

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.235% versus the three month USD-LIBOR-BBA maturing
June 11, 2020.	2,081,000	Jun-10/5.235	17,980

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.23% versus the three month USD-LIBOR-BBA maturing
June 9, 2020.	2,081,000	Jun-10/5.23	17,834

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	2,813,000	Jul-11/4.525	216,578

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	2,813,000	Jul-11/4.46	207,126

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	2,813,000	Jul-11/4.46	136,010

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	2,813,000	Jul-11/4.525	130,780

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	4,219,500	Jul-11/4.745	375,073

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	4,219,500	Jul-11/4.745	172,072

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	1,966,000	May-12/5.51	252,028

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	1,966,000	May-12/5.51	67,994

Total			$5,231,784

TBA SALE COMMITMENTS OUTSTANDING at 9/30/09 (proceeds receivable $4,046,563) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value

FNMA, 4 1/2s, October 1, 2039	$4,000,000	10/14/09	$4,051,250

Total			$4,051,250

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/09 (Unaudited)
			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$13,516,000		$--	9/18/38	4.36125%	3 month USD-LIBOR-BBA	$(1,057,350)

	28,048,000		--	9/18/10	3 month USD-LIBOR-BBA	2.86667%	642,293

Barclays Bank PLC
	30,613,000		--	12/17/13	2.42875%	3 month USD-LIBOR-BBA	(239,770)

Citibank, N.A.
MXN	7,010,000		--	7/18/13	1 month MXN-TIIE-BANXICO	9.175%	34,002

MXN	2,105,000		--	7/22/13	1 month MXN-TIIE-BANXICO	9.21%	10,587

	$18,139,000		--	9/17/13	3 month USD-LIBOR-BBA	3.4975%	841,215

	20,724,000		--	9/18/38	4.45155%	3 month USD-LIBOR-BBA	(1,950,379)

	13,650,000		--	9/18/10	3 month USD-LIBOR-BBA	2.92486%	320,513

Credit Suisse International
	5,610,000		--	9/18/10	3 month USD-LIBOR-BBA	2.91916%	131,435

	1,952,000		--	11/6/15	3.97005%	3 month USD-LIBOR-BBA	(144,933)

	7,000,000		--	6/16/11	3 month USD-LIBOR-BBA	1.689%	103,483

	15,000,000		--	6/16/24	3 month USD-LIBOR-BBA	4.306%	1,146,244

	8,000,000		--	6/16/39	4.361%	3 month USD-LIBOR-BBA	(718,773)

Deutsche Bank AG
	11,468,000		--	12/17/23	3 month USD-LIBOR-BBA	2.81682%	(1,092,059)

	14,041,000		--	12/19/10	3 month USD-LIBOR-BBA	1.53429%	191,745

	30,024,000		--	3/20/11	3 month USD-LIBOR-BBA	1.43%	227,766

	32,948,000		(257,094)	9/21/39	3 month USD-LIBOR-BBA	4.15%	1,088,888

	7,399,000		36,236	9/21/24	3.98%	3 month USD-LIBOR-BBA	(159,649)

	39,525,000		(15,576)	9/21/11	1.32%	3 month USD-LIBOR-BBA	(58,879)

Goldman Sachs International
	1,103,000		(6,827)	11/18/18	3 month USD-LIBOR-BBA	4.10%	73,021

AUD	3,100,000	(E)	--	2/14/12	3 month AUD-BBR-BBSW	4.39%	(38,611)

JPMorgan Chase Bank, N.A.
	$34,240,000		--	3/22/10	3 month USD-LIBOR-BBA	2.23%	326,251

	16,987,000		--	3/20/13	3 month USD-LIBOR-BBA	3.13%	612,899

	1,558,000		--	6/19/19	3 month USD-LIBOR-BBA	3.8725%	74,973

	4,900,000		--	9/22/38	3 month USD-LIBOR-BBA	4.48%	483,521

	11,500,000		--	11/10/18	4.12%	3 month USD-LIBOR-BBA	(859,642)

JPY	56,400,000	(E)	--	7/28/29	6 month JPY-LIBOR-BBA	2.67%	(3,430)

JPY	75,800,000	(E)	--	7/28/39	2.40%	6 month JPY-LIBOR-BBA	4,787

	$4,780,000		--	4/3/11	3 month USD-LIBOR-BBA	1.365%	54,112

	9,570,000		--	4/3/14	2.203%	3 month USD-LIBOR-BBA	32,981

Total							$77,241

(E) See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/09 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received (paid)	appreciation/
Notional amount		received (paid)	date	fund per annum	by fund	(depreciation)

Credit Suisse International
	$672	$(672,000)	7/15/10	(3 month USD-	The Middle East	$183,244
				LIBOR-BBA plus	Custom Basket
				1.00% )	Index currently
					sponsored
					by Credit Suisse
					ticker CSGCPUT

Deutsche Bank AG
EUR	1,824,000	--	3/27/14	1.785%	Eurostat	13,355
					Eurozone HICP
					excluding tobacco

Goldman Sachs International
EUR	3,040,000	--	4/30/13	2.375%	French Consumer	184,927
					Price Index
					excluding tobacco

EUR	3,040,000	--	4/30/13	(2.41%)	Eurostat	(192,139)
					Eurozone HICP
					excluding tobacco

EUR	3,040,000	--	5/6/13	2.34%	French Consumer	178,694
					Price Index
					excluding tobacco

EUR	3,040,000	--	5/6/13	(2.385%)	Eurostat	(187,331)
					Eurozone HICP
					excluding tobacco

	$1,348	(1,344,683)	7/9/10	(3 month USD-	A basket	261,744
				LIBOR-BBA plus	(GSPMTGCC)
				85 bps)	of common stocks

	122,265	(4,317,226)	9/3/10	(3 month USD-	iShares MSCI	438,814
				LIBOR-BBA plus 5	Emerging Markets
				percent)	Index

	1,390,000	--	7/9/14	(1.70%)	USA Non Revised	8,243
					Consumer Price
					Index- Urban
					(CPI-U)

	1,112,000	--	7/13/14	(1.60%)	USA Non Revised	11,943
					Consumer Price
					Index- Urban
					(CPI-U)

EUR	1,824,000	--	4/14/14	1.835%	Eurostat	2,938
					Eurozone HICP
					excluding tobacco

	$2,990,000	--	5/18/10	(0.25%)	USA Non Revised	50,920
					Consumer Price
					Index- Urban
					(CPI-U)

JPMorgan Chase Bank, N.A.
	9,508	(3,181,930)	7/29/10	(3 month USD-	S&P 500	234,737
				LIBOR-BBA )	Information
					Technology Total
					Return Index

	5,917	3,182,056	7/29/10	3 month USD-	S&P 500 Energy	(235,050)
				LIBOR-BBA	Total Return
					Index

Total						$955,039

CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/09 (Unaudited)
		Upfront				Fixed payments
		premium			Termi-	received	Unrealized
Swap counterparty /		received		Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

Bank of America, N.A.
DJ ABX CMBX BBB Index	--	$208		$302,000	10/12/52	(134 bp)	$217,095

Financial Security
Assurance Holdings,
Ltd, 6.4%, 12/15/66	Baa1	--		20,000	12/20/12	95 bp	(3,073)

Marsh & Mclennan Co.
Inc., 5 3/8%, 7/15/14	--	--		95,000	3/20/12	(95 bp)	(1,395)

Nalco Co., 7.75%,
11/15/11	Ba2	--		10,000	9/20/12	350 bp	54

Citibank, N.A.
DJ ABX HE PEN AAA
Series 6 Version 1 Index	BBB-	35,814		168,438	5/25/46	11 bp	(11,767)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	BBB-	20,174		109,885	5/25/46	11 bp	(10,866)

Lighthouse
International Co., SA,
8%, 4/30/14	B3	--	EUR	190,000	3/20/13	815 bp	(47,537)

Marsh & Mclennan Co.
Inc., 5 3/8%, 7/15/14	--	--		$60,000	9/20/14	(105 bp)	(1,835)

Credit Suisse International
DJ ABX HE PEN AAA
Series 6 Version 2 Index	BBB-	147,776		323,240	5/25/46	11 bp	56,467

DJ CMB NA CMBX AJ Index	--	(120,890)		376,000	2/17/51	(96 bp)	32,082

DJ CMBX NA AAA Series 4
Version 1 Index	AA+	644,216		1,559,500	2/17/51	35 bp	331,004

Deutsche Bank AG
DJ CDX NA IG Series 13
Version 1 Index	--	2,418		8,704,000	12/20/14	(100 bp)	--

DJ iTraxx Europe Series
8 Version 1	--	(21,180)	EUR	220,800	12/20/12	(375 bp)	825

DJ iTraxx Europe Series
9 Version 1	--	42,626	EUR	624,000	6/20/13	(650 bp)	28,052

Korea Monetary STAB
Bond, 5.15%, 2/12/10	A2	--		$620,000	2/19/10	153 bp	2,302

Nalco Co., 7.75%,
11/15/11	Ba2	--		10,000	12/20/12	363 bp	84

Pacific Gas & Electric
Co., 4.8%, 3/1/14	A3	--		135,000	12/20/13	112 bp	292

Smurfit Kappa Funding,
7 3/4%, 4/1/15	B2	--	EUR	90,000	9/20/13	715 bp	4,469

Thomson SA, 5 3/4%,
9/25/49	--	--	EUR	4,600	12/20/12	(375 bp)	1,391

Thomson SA, 5 3/4%,
9/25/49	--	--	EUR	13,000	6/20/13	(650 bp)	3,406

Universal Corp., 5.2%,
10/15/13	--	--		$115,000	3/20/15	(95 bp)	(2,382)

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B2	--	EUR	125,000	9/20/13	477 bp	2,017

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B2	--	EUR	125,000	9/20/13	535 bp	5,687

Goldman Sachs International
CSC Holdings, Inc.,
7 5/8%, 7/15/18	Ba3	--		$65,000	9/20/13	495 bp	2,731

DJ ABX HE PEN AAA
Series 6 Version 2 Index	BBB-	34,961		81,010	5/25/46	11 bp	12,077

DJ CDX NA CMBX AAA Index	AAA	4,023		110,000	3/15/49	7 bp	(9,451)

DJ CDX NA IG Series 12
Version 1 Index	--	(446,764)		10,166,000	6/20/14	(100 bp)	(404,959)

Lighthouse
International Co, SA,
8%, 4/30/14	B3	--	EUR	110,000	3/20/13	680 bp	(27,782)

Macy's Retail Holdings,
Inc., 7.45%, 7/15/17	--	--		$445,000	6/20/11	(254.9 bp)	(1,128)

Smurfit Kappa Funding,
7 3/4%, 4/1/15	B2	--	EUR	80,000	9/20/13	720 bp	3,707

Southern California
Edison Co., 7 5/8%,
1/15/10	A3	--		$90,000	12/20/13	118.1 bp	(907)

JPMorgan Chase Bank, N.A.
Computer Science Corp.,
5%, 2/15/13	--	--		435,000	3/20/18	(82 bp)	(14,184)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	BBB-	39,409		180,469	5/25/46	11 bp	(11,570)

DJ CMBX NA AAA Series 4
Version 1 Index	--	(732,184)		1,875,000	2/17/51	(35 bp)	(354,934)

DJ iTraxx Europe
Crossover Series 8
Version 1	--	(40,278)	EUR	301,440	12/20/12	(375 bp)	(10,236)

GATX Corp., 8.875%,
6/1/09	--	--		$25,000		3/20/16	(100 bp)	698

Glencore Funding LLC,
6%, 4/15/14	--	--		480,000		6/20/14	(148 bp)	16,295

Sanmina-Sci Corp.,
8 1/8%, 3/1/16	B3	--		60,000		6/20/13	595 bp	(2,680)

TDC AS, 6 1/2%, 4/19/12	--	--	EUR	135,000		9/20/13	(200 bp)	(7,124)

Thomson SA, 5 3/4%,
9/25/49	--	--	EUR	6,280		12/20/12	(375 bp)	1,898

Merrill Lynch Capital Services, Inc.
Pacific Gas & Electric
Co., 4.8%, 3/1/14	A3	--		$145,000		12/20/13	113 bp	517

Morgan Stanley Capital Services, Inc.
DJ CDX NA IG Series 12
Version 1 Index	--	(46,316)		1,140,000		6/20/14	(100 bp)	(41,628)

DJ CMB NA CMBX AAA Index	--	(66,856)		741,500		2/17/51	(35 bp)	82,056

Nalco Co., 7.75%,
11/15/11	Ba2	--		10,000		9/20/12	330 bp	(14)

Nalco Co., 7.75%,
11/15/11	Ba2	--		15,000		3/20/13	460 bp	559

Universal Corp., 5.2%,
10/15/13	--	--		345,000		3/20/13	(89 bp)	(4,160)

UBS, AG
Meritage Homes Corp.,
7%, 5/1/14	--	--		15,000	(F)	9/20/13	(760 bp)	(1,887)

Total								$(165,734)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2009. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for ASC 450 disclosures based on securities valuation inputs.

Key to holding's currency abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
JPY	Japanese Yen
MXN	Mexican Peso
USD / $	United States Dollar

Key to holding's abbreviations

ADR	American Depository Receipts
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
GDR	Global Depository Receipts
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
MTNA	Medium Term Notes Class A
MTNC	Medium Term Notes Class C
MTNE	Medium Term Notes Class E
PO	Principal Only
TBA	To Be Announced Commitments

NOTES

(a) Percentages indicated are based on net assets of $229,196,733.

(b) The aggregate identified cost on a tax basis is $280,287,611, resulting in gross unrealized appreciation and depreciation of $23,309,487 and $20,891,751, respectively, or net unrealized appreciation of $2,417,736.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at September 30, 2009.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivative contracts at September 30, 2009.

(FWC) Forward commitments, in part or in entirety.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at September 30, 2009. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2009, the value of securities loaned amounted to $6,079,670. The fund received cash collateral of $6,277,982 which is pooled with collateral of other Putnam funds into 3 issues of short-term investments.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $42,304 for the period ended September 30, 2009. During the period ended September 30, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $129,412,777 and $99,832,853, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") disclosures based on the securities valuation inputs. On September 30, 2009, fair value pricing was also used for certain foreign securities in the portfolio.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at September 30, 2009.

At September 30, 2009, liquid assets totaling $109,188,856 have been segregated to cover open forward commitments, swap contracts, and futures contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR or GDR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

The rates shown on FRB and FRN are the current interest rates at September 30, 2009.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at September 30, 2009.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at September 30, 2009 (as a percentage of Portfolio Value):

United States	85.3%
United Kingdom	3.0
Japan	2.3
France	1.2
Italy	1.2
Australia	0.8
Canada	0.7
Switzerland	0.7
Other	4.8

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings) . Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At September 30, 2009, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Outstanding contracts at period end are indicative of the volume of activity during the period. The fund had an average contract amount of appoximately $43,800,000 on Purchased options contracts for the period ended September 30, 2009. The fund had an average contract amount of appoximately $60,900,000 on Written options contracts for the period ended September 30, 2009. The fund had an average contract amount of approximately $2,000 on Futures contracts for the period ended September 30, 2009.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts at period end are indicative of the volume of activity during the period.

Total return swap contracts: The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to help enhance the funds return and manage the fund’s exposure to credit risk. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $25,000,000 on Total return swap contracts for the period September 30, 2009.

Interest rate swap contracts: The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk , is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $1,252,300,000 on Interest rate swap contracts for the period ended September 30, 2009.

Credit default contracts: The fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. The fund had an average notional amount of approximately $42,300,000 on Credit default swap contracts for the period ended September 30, 2009.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which can not be sold or repledged totaled $2,320,053 at September 30, 2009. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At September 30, 2009, the fund had a net liability position of $3,879,173 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $3,797,264.

TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls: To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

On September 15, 2008, the fund terminated its outstanding derivatives contracts with Lehman Brothers Special Financing, Inc. (“LBSF”) in connection with the bankruptcy filing of LBSF’s parent company, Lehman Brothers Holdings, Inc. On September 26, 2008, the fund entered into a receivable purchase agreement (“Agreement”) with another registered investment company (the “Seller”) managed by Putnam Management. Under the Agreement, the Seller sold to the fund the right to receive, in the aggregate, $443,188 in net payments from LBSF in connection with certain terminated derivatives transactions (the “Receivable”), in exchange for an initial payment plus (or minus) additional amounts based on the fund’s ultimate realized gain (or loss) with respect to the Receivable. Future payments under the Agreement are valued at fair value following procedures approved by the Trustees. All remaining payments under the Agreement will be recorded as realized gain or loss. The fund’s net payable to LBSF was calculated in accordance with the fund’s master contract with LBSF. The fund has accrued interest on the net payable. Putnam Management currently is in discussions with LBSF regarding resolution of amounts payable to LBSF. Amounts recorded are estimates and final payments may differ from these estimates by a material amount.

In September 2006, Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") was issued. ASC 820 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of ASC 820 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of September 30, 2009:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed securities	$--	$6,382,270	$137,870

Common stocks:

Basic materials	6,658,445	1,337,539	--

Capital goods	7,341,603	1,121,863	--

Communication services	4,763,050	966,602	--

Conglomerates	1,685,888	300,001	--

Consumer cyclicals	9,356,111	1,438,425	2

Consumer staples	10,330,355	1,376,620	--

Energy	11,800,518	112,406	--

Financial	17,128,145	1,665,189	--

Health care	13,085,435	517,526	--

Technology	16,421,491	992,922	5,362

Transportation	1,133,568	528,558	--

Utilities and power	4,575,450	529,612	--

Total common stocks	104,280,059	10,887,263	5,364

Commodity linked notes	--	1,151,812	--
Convertible bonds and notes	--	144,462	--

Convertible preferred stocks	--	882	--

Corporate bonds and notes	--	33,170,286	6

Foreign government bonds and notes	--	480,389	--

Investment companies	2,117,588	--	--

Mortgage-backed securities	--	29,635,246	126,448

Municipal bonds and notes	--	115,184	--

Preferred stocks	--	25,006	--

Purchased options outstanding	--	2,636,366	--

Senior loans	--	1,126,508	--

U.S. Government and agency mortgage obligations	--	39,125,470	--

U.S Treasury obligations	--	21,848	--

Warrants	--	89,261	156

Short-term investments	29,579,924	21,465,679	--

Totals by level	$135,977,571	$146,457,932	$269,844

	Level 1	Level 2	Level 3

Other financial instruments:	$441,594	$(836,358)	$(110,708)

Other financial instruments include futures, written options, TBA sale commitments, swaps, forward currency contracts and receivable purchase agreements.

The following is a reconciliation of Level 3 assets as of September 30, 2009:

Investments in securities:				Change in net		Net
	Balance as of	Accrued		unrealized	Net	transfers in	Balance as of
	December	discounts/	Realized	appreciation/	purchases/	and/or out	September
	31, 2008	premiums	gain/(loss)	(depreciation) †	sales	of Level 3	30, 2009

Asset-backed securities	$235,214	$--	$(34,917)	$(45,394)	$(17,033)	$--	$137,870

Common stocks:

Consumer cyclicals	$2	--	--	(12,922)	12,922	--	2

Energy	$7,838	--	834	(1,700)	(6,972)	--	--

Financial	$38,668	--	(6,905)	45,825	(77,588)	--	--

Technology	$--	--	--	1,501	3,861	--	5,362

Total common stocks	$46,508	--	(6,071)	32,704	(67,777)	--	$5,364

Corporate bonds and notes	$2,727	--	--	--	--	(2,721)	$6

Mortgage-backed securities	$145,068	--	--	--	--	(18,620)	$126,448

Senior loans	$172,050	3,611	(284,244)	192,283	(83,700)	--	$--

Warrants	$--	--	--	(2)	158	--	$156

Totals:	$601,567	$3,611	$(325,232)	$179,591	$(168,352)	$(21,341)	$269,844

† Includes $(60,252) related to Level 3 securities still held at period end.

				Change in net		Net
	Balance	Accrued		unrealized	Net	transfers in	Balance as of
as of December		discounts/	Realized	appreciation/	purchases/	and/or out	September
	31, 2008 ††	premiums	gain/(loss)	(depreciation) †	sales	of Level 3	30, 2009 ††

Other financial instruments:	$(114,216)	$--	$--	$3,508	$--	$--	$(110,708)

† Includes $3,508 related to Level 3 securities still held at period end.

†† Includes amount payable under receivable purchase agreement.

Market Values of Derivative Instruments as of September 30, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Credit contracts	$1,040,668	$703,559

Foreign exchange contracts	1,460,783	960,540

Equity contracts	11,587,454	3,890,893

Interest rate contracts	10,473,225	12,714,286

Total	$24,562,130	$18,269,278

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Global Equity Fund
The fund's portfolio
9/30/09 (Unaudited)

COMMON STOCKS (98.4%)(a)
	Shares	Value

Aerospace and defense (3.4%)
BAE Systems PLC (United Kingdom)	476,325	$2,662,155
Bombardier, Inc. (Canada)	181,500	844,542
L-3 Communications Holdings, Inc.	65,100	5,228,832
		8,735,529

Agriculture (2.7%)
Archer Daniels Midland Co.	187,400	5,475,828
Wilmar International, Ltd. (Singapore)	329,000	1,467,482
		6,943,310

Airlines (1.8%)
Qantas Airways, Ltd. (Australia)	582,000	1,465,956
Singapore Airlines, Ltd. (Singapore)	314,000	3,072,467
		4,538,423

Automotive (0.7%)
Nissan Motor Co., Ltd. (Japan)	141,500	951,837
Porsche Automobil Holding SE (Preference) (Germany)	8,800	692,661
		1,644,498

Banking (10.8%)
Banco Santander Central Hispano SA (Spain)	367,384	5,917,968
Bank of America Corp. (S)	281,700	4,766,364
Bank of China Ltd. (China)	2,412,000	1,261,802
DBS Group Holdings, Ltd. (Singapore)	185,000	1,732,461
Hudson City Bancorp, Inc.	126,700	1,666,105
Mizuho Financial Group, Inc. (Japan)	475,100	940,621
National Bank of Greece SA (Greece) (NON)	98,637	3,538,879
Societe Generale (France)	31,509	2,537,798
State Street Corp.	97,000	5,102,200
		27,464,198

Basic materials (1.3%)
Antofagasta PLC (United Kingdom)	136,439	1,658,525
Sumitomo Metal Mining Co., Ltd. (Japan)	100,000	1,630,938
		3,289,463

Biotechnology (1.0%)
Amgen, Inc. (NON)	40,900	2,463,407
		2,463,407

Broadcasting (0.5%)
Mediaset SpA (Italy)	197,961	1,385,694
		1,385,694

Cable television (0.4%)
DISH Network Corp. Class A (NON)	47,100	907,146
		907,146

Chemicals (1.4%)
Cabot Corp.	67,300	1,555,303
Terra Industries, Inc.	54,700	1,896,449
		3,451,752

Commercial and consumer services (0.8%)
Daito Trust Construction Co., Ltd. (Japan)	14,500	632,153
Swire Pacific, Ltd. (Hong Kong)	73,000	854,788
TUI Travel PLC (United Kingdom)	140,606	572,952
		2,059,893

Computers (2.4%)
Fujitsu, Ltd. (Japan)	133,000	862,799
Lexmark International, Inc. Class A (NON)	72,212	1,555,446
Western Digital Corp. (NON)	96,800	3,536,104
		5,954,349

Conglomerates (1.1%)
Mitsubishi Corp. (Japan)	80,100	1,611,290
Vivendi SA (France)	35,336	1,094,170
		2,705,460

Construction (0.5%)
Buzzi Unicem SpA (Italy)	41,000	708,477
HeidelbergCement AG 144A (Germany) (NON)	9,283	601,400

		1,309,877

Consumer goods (1.1%)
Colgate-Palmolive Co. (S)	36,300	2,768,964
		2,768,964

Electric utilities (2.3%)
E.ON AG (Germany)	68,000	2,885,805
RWE AG (Germany)	32,195	2,992,379
		5,878,184

Electronics (5.4%)
AU Optronics Corp. (Taiwan)	584,000	568,035
Coretronic Corporation (Taiwan)	1,021,000	1,264,273
Intel Corp.	140,100	2,741,757
LG Display Co., Ltd. (South Korea)	33,000	949,740
Media Tek, Inc. (Taiwan)	192,000	3,204,744
Quanta Computer, Inc. (Taiwan)	720,000	1,513,625
Texas Instruments, Inc. (S)	150,200	3,558,238
		13,800,412

Engineering and construction (0.9%)
Aveng, Ltd. (South Africa)	395,636	2,281,896
		2,281,896

Financial (2.0%)
Broadridge Financial Solutions, Inc.	28,900	580,890
Discover Financial Services	162,400	2,635,752
ORIX Corp. (Japan)	32,030	1,950,605
		5,167,247

Food (0.5%)
Bunge, Ltd. (S)	20,000	1,252,200
		1,252,200

Gaming and lottery (1.1%)
Greek Organization of Football Prognostics (OPAP) SA
(Greece)	106,212	2,740,559
		2,740,559

Health-care services (1.4%)
CIGNA Corp.	56,700	1,592,703
UnitedHealth Group, Inc.	81,600	2,043,264
		3,635,967

Insurance (6.9%)
Aflac, Inc.	39,400	1,683,956
Allied World Assurance Company Holdings, Ltd. (Bermuda)	21,900	1,049,667
AXA SA (France)	161,500	4,375,261
ING Groep NV (Netherlands) (NON)	164,493	2,938,779
UnumProvident Corp.	48,100	1,031,264
Zurich Financial Services AG (Switzerland)	27,296	6,497,165
		17,576,092

Investment banking/Brokerage (1.0%)
Goldman Sachs Group, Inc. (The)	14,300	2,636,205
		2,636,205

Machinery (0.3%)
Timken Co.	32,200	754,446
		754,446

Metals (4.2%)
ArcelorMittal South Africa, Ltd. (South Africa)	118,623	1,898,297
BHP Billiton, Ltd. (Australia)	19,098	631,389
Boliden AB (Sweden)	90,550	974,789
Inmet Mining Corp. (Canada)	48,900	2,745,103
Noble Group, Ltd. (Hong Kong)	490,000	844,456
Tokyo Steel Manufacturing Co., Ltd. (Japan)	184,700	2,252,104
Voestalpine AG (Austria)	33,517	1,197,117
		10,543,255

Natural gas utilities (0.2%)
UGI Corp.	23,900	598,934
		598,934

Office equipment and supplies (1.5%)
Canon, Inc. (Japan)	92,600	3,710,342
		3,710,342

Oil and gas (10.2%)
BP PLC (United Kingdom)	156,761	1,387,455
Dragon Oil PLC (United Arab Emirates) (NON)	217,000	1,323,245

Exxon Mobil Corp.	26,400	1,811,304
Inpex Holdings, Inc. (Japan)	260	2,208,354
OMV AG (Austria)	87,500	3,532,682
Petroleo Brasileiro SA ADR (Brazil)	17,100	784,890
Royal Dutch Shell PLC Class A (United Kingdom)	288,120	8,248,588
StatoilHydro ASA (Norway)	258,400	5,822,303
Valero Energy Corp.	34,600	670,894
		25,789,715

Pharmaceuticals (9.2%)
Astellas Pharma, Inc. (Japan)	51,800	2,132,001
AstraZeneca PLC (United Kingdom)	57,274	2,570,344
Eli Lilly & Co. (S)	119,800	3,956,994
Forest Laboratories, Inc. (NON)	21,400	630,016
Johnson & Johnson (S)	48,900	2,977,521
Pfizer, Inc. (S)	388,700	6,432,985
Roche Holding AG (Switzerland)	22,918	3,706,803
Wyeth	19,800	961,884
		23,368,548

Publishing (2.5%)
R. R. Donnelley & Sons Co.	246,300	5,236,338
Yellow Pages Income Fund (Unit) (Canada) (S)	204,200	1,032,375
		6,268,713

Real estate (1.6%)
Hospitality Properties Trust (R)	60,000	1,222,200
HRPT Properties Trust (R)	185,356	1,393,877
Japan Retail Fund Investment Corp. (Japan) (R)	257	1,396,873
		4,012,950

Regional Bells (0.4%)
Verizon Communications, Inc.	36,700	1,110,909
		1,110,909

Retail (2.7%)
Hennes & Mauritz AB (H&M) Class B (Sweden)	29,526	1,661,410
RadioShack Corp. (S)	312,352	5,175,673
		6,837,083

Schools (2.4%)
Apollo Group, Inc. Class A (NON)	83,700	6,166,179
		6,166,179

Semiconductor (0.3%)
Macronix International (Taiwan)	1,497,130	825,165
		825,165

Shipping (0.7%)
D/S Norden (Denmark)	47,650	1,800,201
		1,800,201

Software (0.9%)
Microsoft Corp.	47,200	1,222,008
Oracle Corp.	51,300	1,069,092
		2,291,100

Technology services (2.6%)
Computer Sciences Corp. (NON)	22,900	1,207,059
Ingram Micro, Inc. Class A (NON)	312,100	5,258,885
		6,465,944

Telephone (3.3%)
Nippon Telegraph & Telephone (NTT) Corp. (Japan)	100,400	4,642,129
Qwest Communications International, Inc.	975,600	3,717,036
		8,359,165

Tobacco (3.4%)
Altria Group, Inc. (S)	112,200	1,998,282
Philip Morris International, Inc.	138,000	6,726,120
		8,724,402

Toys (0.2%)
Nintendo Co., Ltd. (Japan)	2,100	537,834
		537,834

Transportation (0.4%)
DP World, Ltd. (United Arab Emirates)	1,650,000	924,000
		924,000

Total common stocks (cost $236,432,394)		$249,679,610

SHORT-TERM INVESTMENTS (11.4%)(a)

	Principal amount/shares	Value

Putnam Money Market Liquidity Fund (e)	1,097,655	$1,097,655
Short-term investments held as collateral for loaned
securities with yields ranging from 0.01% to 0.47% and
due dates ranging from October 1, 2009 to
October 9, 2009 (d)	$27,280,683	27,280,300
U.S. Treasury Cash Management Bills for effective
yields ranging from 0.37% to 0.44%, April 1, 2010
(SEGSF)	430,000	429,144

Total short-term investments (cost $28,807,044)		$28,807,099

TOTAL INVESTMENTS

Total investments (cost $265,239,438) (b)		$278,486,709

FORWARD CURRENCY CONTRACTS TO BUY at 9/30/09 (aggregate face value $60,837,178) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$16,450,568	$15,516,038	10/21/09	$934,530
British Pound	12,123,375	12,274,234	10/21/09	(150,859)
Canadian Dollar	7,781,758	7,710,944	10/21/09	70,814
Euro	7,737,465	7,514,703	10/21/09	222,762
Hong Kong Dollar	553,181	553,221	10/21/09	(40)
Japanese Yen	5,688,092	5,517,677	10/21/09	170,415
Norwegian Krone	4,398,273	4,192,962	10/21/09	205,311
Swedish Krona	1,809,890	1,736,546	10/21/09	73,344
Swiss Franc	5,961,126	5,820,853	10/21/09	140,273

Total				$1,666,550

FORWARD CURRENCY CONTRACTS TO SELL at 9/30/09 (aggregate face value $51,937,097) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$8,855,280	$8,361,030	10/21/09	$(494,250)
British Pound	4,817,567	4,877,503	10/21/09	59,936
Danish Krone	877,931	873,178	10/21/09	(4,753)
Euro	10,690,377	10,372,752	10/21/09	(317,625)
Japanese Yen	5,802,308	5,648,274	10/21/09	(154,034)
Norwegian Krone	9,062,757	8,641,148	10/21/09	(421,609)
Singapore Dollar	5,438,893	5,370,720	10/21/09	(68,173)
Swedish Krona	1,456,098	1,399,867	10/21/09	(56,231)
Swiss Franc	6,544,355	6,392,625	10/21/09	(151,730)

Total				$(1,608,469)

Key to holding's abbreviations

ADR American Depository Receipts

NOTES

(a) Percentages indicated are based on net assets of $253,715,046.

(b) The aggregate identified cost on a tax basis is $267,545,321, resulting in gross unrealized appreciation and depreciation of $30,091,934 and $19,150,546, respectively, or net unrealized appreciation of $10,941,388.

(NON) Non-income-producing security.

(SEGSF) This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at September 30, 2009.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2009, the value of securities loaned amounted to $26,236,726. The fund received cash collateral of $27,280,300 which is pooled with collateral of other Putnam funds into 3 issues of short-term investments.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $2,917 for the period ended September 30, 2009. During the period ended September 30, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $44,596,789 and $43,499,134, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at September 30, 2009.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at September 30, 2009 (as a percentage of Portfolio Value):

United States	47.2%
Japan	10.1
United Kingdom	6.8
Switzerland	4.1
France	3.2
Taiwan	2.9
Germany	2.9
Greece	2.5
Singapore	2.5
Spain	2.4
Norway	2.3
Austria	1.9
Canada	1.8
South Africa	1.7
Netherlands	1.2
Sweden	1.0
United Arab Emirates	0.9
Australia	0.8
Italy	0.8
Denmark	0.7
Hong Kong	0.7
China	0.5
Other	1.1

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At September 30, 2009, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts on forward currency contracts at the period ended September 30, 2009 are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At September 30, 2009, the fund had a net liability position of $941,053 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $139,175.

On September 15, 2008, the fund terminated its outstanding derivatives contracts with Lehman Brothers Special Financing, Inc. (“LBSF”) in connection with the bankruptcy filing of LBSF’s parent company, Lehman Brothers Holdings, Inc. On September 26, 2008, the fund entered into a receivable purchase agreement (“Agreement”) with another registered investment company (the “Seller”) managed by Putnam Management. Under the Agreement, the Seller sold to the fund the right to receive, in the aggregate, $563,743 in net payments from LBSF in connection with certain terminated derivatives transactions (the “Receivable”), in exchange for an initial payment plus (or minus) additional amounts based on the fund’s ultimate realized gain (or loss) with respect to the Receivable. The Receivable will be offset against the fund’s net payable to LBSF. Future payments under the Agreement are valued at fair value following procedures approved by the Trustees. All remaining payments under the Agreement will be recorded as realized gain or loss. The fund’s net payable to LBSF was calculated in accordance with the fund’s master contract with LBSF. The fund has accrued interest on the net payable. Putnam Management currently is in discussions with LBSF regarding resolution of amounts payable to LBSF. Amounts recorded are estimates and final payments may differ from these estimates by a material amount.

In September 2006, Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") was issued. ASC 820 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of ASC 820 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of September 30, 2009:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:
	Basic materials	$18,711,288	$6,826,369	$--

	Capital goods	11,771,871	3,710,342	--

	Communication services	5,735,091	4,642,129	--

	Conglomerates	1,094,170	1,611,290	--

	Consumer cyclicals	18,497,662	2,976,612	--

	Consumer staples	18,911,745	--	--

	Energy	23,581,361	2,208,354	--

	Financial	49,574,330	7,282,362	--

	Health care	27,335,921	2,132,001	--

	Technology	20,148,589	9,188,381	--

	Transportation	2,724,201	4,538,423	--

	Utilities and power	6,477,118	--	--

Total common stocks		204,563,347	45,116,263	--

Short-term investments		1,097,655	27,709,444	--

Totals by level		$205,661,002	$72,825,707	$--

		Level 1	Level 2	Level 3

Other financial instruments:		$--	$58,081	$(140,823)

Other financial instruments include forward currency contracts and receivable purchase agreements.

The following is a reconciliation of Level 3 assets as of September 30, 2009:

Investments in securities:					Change in net		Net
		Balance as of	Accrued		unrealized	Net	transfers in	Balance as of
		December	discounts/	Realized	appreciation/	purchases/	and/or out	September
		31, 2008	premiums	gain/(loss)	(depreciation)	sales	of Level 3	30, 2009

Common stocks:
	Financial	$565,308	$--	$(479,126)	$697,976	$(784,158)	$--	$--

Totals:		$565,308	$--	$(479,126)	$697,976	$(784,158)	$--	$--

					Change in net		Net
		Balance as of	Accrued		unrealized	Net	transfers in	Balance as of
		December	discounts/	Realized	appreciation/	purchases/	and/or out	September
		31, 2008 ††	premiums	gain/(loss)	(depreciation) †	sales	of Level 3	30, 2009 ††

Other financial instruments:		$(145,285)	$--	$--	$4,462	$--	$--	$(140,823)

† Includes $4,462 related to Level 3 securities still held at period end.

†† Includes amount payable under receivable purchase agreement.

Market Values of Derivative Instruments as of September 30, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	$1,877,385	$1,819,304

Total	$1,877,385	$1,819,304

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Global Health Care Fund

The fund's portfolio
9/30/09 (Unaudited)

COMMON STOCKS (98.6%)(a)
	Shares	Value

Biotechnology (19.7%)
Amgen, Inc. (NON)	156,500	$9,425,995
Amylin Pharmaceuticals, Inc. (NON)	31,200	427,128
Arqule, Inc. (NON)	32,700	148,458
Auxilium Pharmaceuticals, Inc. (NON)	31,300	1,070,773
Basilea Pharmaceutical AG (Switzerland) (NON)	21	2,115
BioMarin Pharmaceuticals, Inc. (NON)	37,000	668,960
Dendreon Corp. (NON) (S)	81,500	2,281,185
Facet Biotech Corp. (NON)	70,300	1,215,487
Genzyme Corp. (NON) (S)	121,200	6,875,676
Human Genome Sciences, Inc. (NON)	21,600	408,672
Idenix Pharmaceuticals, Inc. (NON)	73,700	227,733
Life Technologies Corp. (NON)	33,800	1,573,390
OSI Pharmaceuticals, Inc. (NON)	20,500	723,650
United Therapeutics Corp. (NON) (S)	14,000	685,860
Vivus, Inc. (NON)	79,812	834,035
		26,569,117

Health-care services (16.6%)
Aetna, Inc.	43,900	1,221,737
AMERIGROUP Corp. (NON)	32,700	724,959
AmerisourceBergen Corp.	139,800	3,128,724
Cardinal Health, Inc. (S)	54,600	1,463,280
Centene Corp. (NON)	41,049	777,468
Coventry Health Care, Inc. (NON)	25,950	517,962
Grifols SA (Spain)	37,731	719,121
LifePoint Hospitals, Inc. (NON)	60,700	1,642,542
McKesson Corp.	61,200	3,644,460
Omnicare, Inc. (S)	65,900	1,484,068
Quest Diagnostics, Inc.	24,100	1,257,779
Sinopharm Group Co. 144A (China) (NON)	34,800	88,192
Suzuken Co., Ltd. (Japan)	34,400	1,187,518
UnitedHealth Group, Inc.	29,400	736,176
Universal Health Services, Inc. Class B	16,900	1,046,617
WellPoint, Inc. (NON)	57,800	2,737,408
		22,378,011

Medical technology (24.5%)
Baxter International, Inc.	80,900	4,612,109
Becton, Dickinson and Co.	25,200	1,757,700
Boston Scientific Corp. (NON) (S)	307,700	3,258,543
China Medical Technologies, Inc. ADR (China) (S)	20,500	332,510
Covidien PLC (Ireland)	69,500	3,006,570
Edwards Lifesciences Corp. (NON)	10,365	724,617
Hospira, Inc. (NON)	125,400	5,592,840
Medtronic, Inc.	174,600	6,425,280
Patterson Cos., Inc. (NON) (S)	45,500	1,239,875
Sirona Dental Systems, Inc. (NON)	20,200	600,950
St. Jude Medical, Inc. (NON)	78,500	3,062,285
Stryker Corp.	7,900	358,897
Synthes, Inc.	7	844
West Pharmaceutical Services, Inc.	21,400	869,054
Zimmer Holdings, Inc. (NON)	24,700	1,320,215
		33,162,289

Pharmaceuticals (36.4%)
Abbott Laboratories	131,000	6,480,570
Astellas Pharma, Inc. (Japan)	37,000	1,522,858
Bayer AG (Germany)	22,020	1,526,852
Cephalon, Inc. (NON)	35,000	2,038,400
Eli Lilly & Co.	19,000	627,570
GlaxoSmithKline PLC (United Kingdom)	98,565	1,939,577
Johnson & Johnson	90,300	5,498,366
Novartis AG (Switzerland)	99,035	4,958,444
Ono Pharmaceutical Co., Ltd. (Japan)	13,900	721,868
Pfizer, Inc. (S)	430,800	7,129,740
Roche Holding AG (Switzerland)	42,413	6,859,962
Teva Pharmaceutical Industries, Ltd. ADR (Israel) (S)	82,406	4,166,447
Wyeth	119,000	5,781,020
		49,251,674

Retail (1.4%)
CVS Caremark Corp.	49,200	1,758,408
Mead Johnson Nutrition Co. Class A	1,554	68,846
		1,827,254

Total common stocks (cost $116,848,356)		$133,188,345

SHORT-TERM INVESTMENTS (15.9%)(a)
	Principal amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 0.45% to 0.47% and
due dates ranging from October 1, 2009 to
October 9, 2009 (d)	$19,686,567	$19,686,280

Putnam Money Market Liquidity Fund (e)	1,497,167	1,497,167
U.S. Treasury Cash Management Bills with yields
ranging from 0.30% to 0.47%, April 1, 2010	110,000	109,781
U.S. Treasury Bills with effective yields ranging from
0.21% to 0.62%, December 19, 2009 (i)	164,967	164,967

Total short-term investments (cost $21,458,200)		$21,458,195

TOTAL INVESTMENTS

Total investments (cost $138,306,556)(b)		$154,646,540

FORWARD CURRENCY CONTRACTS TO BUY at 9/30/09 (aggregate face value $13,575,217) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$1,587,525	$1,500,463	10/21/09	$87,062
British Pound	3,221,526	3,261,915	10/21/09	(40,389)
Danish Krone	1,844,326	1,834,341	10/21/09	9,985
Euro	3,951,030	3,834,135	10/21/09	116,895
Japanese Yen	1,921,313	1,861,971	10/21/09	59,342
Swiss Franc	1,313,352	1,282,392	10/21/09	30,960

Total				$263,855

Key to holding's abbreviations

ADR   American Depository Receipts

NOTES

(a) Percentages indicated are based on net assets of $135,131,239.

(b) The aggregate identified cost on a tax basis is $142,557,560, resulting in gross unrealized appreciation and depreciation of $20,683,567 and $8,594,587, respectively, or net unrealized appreciation of $12,088,980.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2009, the value of securities loaned amounted to $18,864,892. Certain of these securities were sold prior to period-end. The fund received cash collateral of $19,686,280 which is pooled with collateral of other Putnam funds into 2 issues of short-term investments.

(e) In April 2009, the fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $8,478 for the period ended September 30, 2009. During the period ended September 30, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $21,961,217 and $20,464,050, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(i) Security purchased with cash or received, that was pledged to the fund for collateral on certain derivative contracts.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at September 30, 2009 (as a percentage of Portfolio Value):

Switzerland	8.8%
Israel	3.1
Japan	2.5
Ireland	2.2
United Kingdom	1.4
Germany	1.1
Spain	0.5
United States	79.9
Other	0.5

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At September 30, 2009, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts at period end are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund. may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At September 30, 2009, the fund had a net liability position of $30,404 on derivative contracts subject to the Master Agreements.

In September 2006, Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") was issued. ASC 820 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of ASC 820 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of September 30, 2009:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Consumer staples	1,827,254	--	--

	Health care	127,928,847	3,432,244	--

Total common stocks		129,756,101	3,432,244	--

Short-term investments		1,497,167	19,961,028	--

Totals by level		$131,253,268	$23,393,272	$--

Market Values of Derivative Instruments as of September 30, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	304,244	40,389

Total	$304,244	$40,389

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Global Utilities Fund
The fund's portfolio
9/30/09 (Unaudited)

COMMON STOCKS (97.3%)(a)
	Shares	Value

Chemicals (--%)
Yingde Gases Group Co. 144A (China) (NON)	85,000	$76,776
		76,776

Electric utilities (70.6%)
Allegheny Energy, Inc.	49,700	1,318,044
Alliant Energy Corp.	48,058	1,338,415
American Electric Power Co., Inc.	134,594	4,171,068
Chubu Electric Power, Inc. (Japan)	31,300	760,693
CMS Energy Corp. (S)	387,867	5,197,418
Constellation Energy Group, Inc.	52,800	1,709,136
Dominion Resources, Inc.	46,246	1,595,487
Duke Energy Corp. (S)	174,226	2,742,317
Edison International	121,615	4,083,832
EDF (France)	76,284	4,528,735
Endesa SA (Spain)	101,601	3,359,554
Entergy Corp. (S)	72,614	5,798,954
E.On AG (Germany)	414,648	17,596,961
Exelon Corp.	136,515	6,773,874
FirstEnergy Corp.	15,135	691,972
FPL Group, Inc. (S)	61,893	3,418,350
Great Plains Energy, Inc.	160,200	2,875,590
Hong Kong Electric Holdings, Ltd. (Hong Kong)	378,500	2,071,616
Iberdrola SA (Spain) (S)	670,335	6,581,887
ITC Holdings Corp.	25,500	1,158,975
Kansai Electric Power, Inc. (Japan)	66,100	1,599,854
Kyushu Electric Power Co., Inc. (Japan)	64,600	1,464,219
Northeast Utilities	95,204	2,260,143
NV Energy, Inc.	427,858	4,958,874
Oesterreichische Elektrizitaetswirtschafts AG
(Verbund) Class A (Austria)	17,934	907,371
PG&E Corp. (S)	208,479	8,441,315
Pinnacle West Capital Corp.	37,900	1,243,878
Public Power Corp. SA (Greece) (NON)	199,184	4,436,529
Public Service Enterprise Group, Inc.	65,596	2,062,338
RWE AG (Germany)	89,610	8,328,843
Scottish and Southern Energy PLC (United Kingdom)	197,197	3,702,150
Southern Co. (The)	36,700	1,162,289
Tohoku Electric Power Co., Inc. (Japan)	61,700	1,375,299
Tokyo Electric Power Co. (Japan)	307,200	8,069,788
Wisconsin Energy Corp.	45,304	2,046,382
		129,832,150

Manufacturing (0.6%)
General Cable Corp. (NON) (S)	28,000	1,096,200
		1,096,200

Natural gas utilities (21.2%)
Centrica PLC (United Kingdom)	2,034,064	8,190,887
Gaz de France SA (France)	274,848	12,213,480
Osaka Gas Co., Ltd. (Japan)	759,000	2,666,155
Sempra Energy	72,537	3,613,068
Snam Rete Gas SpA (Italy)	990,254	4,821,675
Tokyo Gas Co., Ltd. (Japan)	1,813,000	7,534,615
		39,039,880

Power producers (4.1%)
AES Corp. (The) (NON) (S)	311,807	4,620,980
International Power PLC (United Kingdom)	626,492	2,897,804
		7,518,784

Water Utilities (0.8%)
United Utilities Group PLC (United Kingdom)	201,654	1,473,665
		1,473,665

Total common stocks (cost $146,759,876)		$179,037,455

SHORT-TERM INVESTMENTS (16.4%)(a)
	Principal amount/shares	Value

Putnam Money Market Liquidity Fund (e)	1,515,784	$1,515,784
SSGa Prime Money Market Fund (i)	130,000	130,000
Short-term investments held as collateral for loaned
securities with yields ranging from 0.01% to 0.47% and
due dates ranging from October 1, 2009 to
October 9, 2009 (d)	$28,312,774	28,312,435
U.S. Treasury Bills 0.44%, April 1, 2010	220,000	219,562

Total short-term investments (cost $30,177,749)		$30,177,781

TOTAL INVESTMENTS

Total investments (cost $176,937,625) (b)		$209,215,236

FORWARD CURRENCY CONTRACTS TO BUY at 9/30/09 (aggregate face value $19,332,799) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$1,383,709	$1,307,824	10/21/09	$75,885
British Pound	821,785	832,091	10/21/09	(10,306)
Canadian Dollar	1,953,538	1,935,708	10/21/09	17,830
Euro	10,499,862	10,186,917	10/21/09	312,945
Hong Kong Dollar	4,049,018	4,049,306	10/21/09	(288)
Japanese Yen	1,021,530	1,020,953	10/21/09	577

Total				$396,643

FORWARD CURRENCY CONTRACTS TO SELL at 9/30/09 (aggregate face value $8,703,459) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

British Pound	$2,305,320	$2,333,985	10/21/09	$28,665
Euro	6,019,021	5,898,835	10/21/09	(120,186)
Japanese Yen	484,950	470,639	10/21/09	(14,311)

Total				$(105,832)

NOTES

(a) Percentages indicated are based on net assets of $183,969,060.

(b) The aggregate identified cost on a tax basis is $149,422,366, resulting in gross unrealized appreciation and depreciation of $65,074,436, and $5,301,566 respectively, or net unrealized appreciation of $59,772,870.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2009, the value of securities loaned amounted to $27,366,473. The fund received cash collateral of $28,312,435 which is pooled with collateral of other Putnam funds into 3 issues of short-term investments.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $2,903 for the period ended September 30, 2009. During the period ended September 30, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $19,073,520 and $17,557,736, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(i) Security purchased with cash or received, that was pledged to the fund for collateral on certain derivative contracts.

(S) Securities on loan, in part or in entirety, at September 30, 2009.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at September 30, 2009 (as a percentage of Portfolio Value):

United States	42.1%
Germany	14.3
Japan	13.0
France	9.3
United Kingdom	9.0
Spain	5.5
Italy	2.7
Greece	2.5
Hong Kong	1.1
Austria	0.5
China	0.0

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At September 30, 2009, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts on Forward currency contracts at the period ended

September 30, 2009 are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At September 30, 2009, the fund had a net liability position of $110,517 on derivative contracts subject to the Master Agreements.

In September 2006, Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") was issued. ASC 820 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of ASC 820 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of September 30, 2009:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$76,776	$--	$--

Capital goods	1,096,200	--	--

Utilities and power	152,322,240	25,542,239	--

Total common stocks	153,495,216	25,542,239	--

Short-term investments	1,645,784	28,531,997	--

Totals by level	$155,141,000	$54,074,236	$--

Market Values of Derivative Instruments as of September 30, 2009

Derivatives not accounted for as hedging instruments	Asset derivatives	Liability derivatives

under ASC 815	Market value	Market value

Foreign exchange contracts	$ 435,902	$ 145,091

Total	$435,902	$145,091

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Growth and Income Fund
The fund's portfolio
9/30/09 (Unaudited)

COMMON STOCKS (98.4%)(a)
	Shares	Value

Aerospace and defense (2.4%)
Goodrich Corp.	75,100	$4,080,934
Lockheed Martin Corp.	124,100	9,689,728
Raytheon Co.	219,300	10,519,821
United Technologies Corp. (S)	189,100	11,521,863
		35,812,346

Automotive (0.2%)
Ford Motor Co. (NON)	324,365	2,338,672
		2,338,672

Banking (10.8%)
Bank of America Corp.	2,574,152	43,554,652
Bank of New York Mellon Corp. (The)	502,400	14,564,576
Citigroup, Inc.	1,226,647	5,936,971
JPMorgan Chase & Co.	882,058	38,651,782
PNC Financial Services Group, Inc. (S)	129,000	6,268,110
State Street Corp.	244,600	12,865,960
SunTrust Banks, Inc. (S)	330,500	7,452,775
U.S. Bancorp (S)	287,900	6,293,494
Wells Fargo & Co. (S)	834,720	23,522,410
		159,110,730

Beverage (0.5%)
Coca-Cola Co. (The)	71,000	3,812,700
Coca-Cola Enterprises, Inc. (S)	179,900	3,851,659
		7,664,359

Biotechnology (1.6%)
Amgen, Inc. (NON) (S)	299,800	18,056,954
Genzyme Corp. (NON) (S)	95,100	5,395,023
		23,451,977

Broadcasting (0.7%)
CBS Corp. Class B (S)	359,447	4,331,336
Liberty Media Corp. - Entertainment Class A (NON)	208,300	6,480,213
		10,811,549

Building materials (0.6%)
Masco Corp. (S)	206,200	2,664,104
Owens Corning, Inc. (NON)	283,900	6,373,555
		9,037,659

Cable television (2.4%)
Comcast Corp. Class A (S)	219,000	3,698,910
DIRECTV Group, Inc. (The) (NON) (S)	304,900	8,409,142
DISH Network Corp. Class A (NON)	473,800	9,125,388
Time Warner Cable, Inc. (S)	337,948	14,562,179
		35,795,619

Chemicals (2.2%)
Dow Chemical Co. (The) (S)	446,400	11,637,648
E.I. du Pont de Nemours & Co. (S)	630,800	20,273,912
		31,911,560

Combined utilities (0.3%)
El Paso Corp.	365,400	3,770,928
		3,770,928

Commercial and consumer services (0.5%)
Alliance Data Systems Corp. (NON) (S)	129,900	7,934,292
		7,934,292

Communications equipment (1.3%)
Cisco Systems, Inc. (NON)	562,400	13,238,896
Nokia OYJ ADR (Finland) (S)	191,200	2,795,344
Qualcomm, Inc.	68,600	3,085,628
		19,119,868

Computers (2.7%)
Apple, Inc. (NON)	16,900	3,132,753
EMC Corp. (NON) (S)	600,000	10,224,000
Hewlett-Packard Co. (S)	197,110	9,305,563
IBM Corp.	90,800	10,860,588
Lexmark International, Inc. Class A (NON) (S)	132,300	2,849,742
Longtop Financial Technologies Ltd. ADR (China) (NON)	99,800	2,840,308

		39,212,954

Conglomerates (3.3%)
3M Co. (S)	51,315	3,787,047
General Electric Co. (S)	2,029,270	33,320,613
Honeywell International, Inc. (S)	147,600	5,483,340
Tyco International, Ltd.	169,475	5,843,498
		48,434,498

Construction (0.2%)
Chicago Bridge & Iron Co., NV (Netherlands)	148,300	2,770,244
		2,770,244

Consumer finance (0.6%)
American Express Co.	132,200	4,481,580
Capital One Financial Corp. (S)	121,400	4,337,622
		8,819,202

Consumer goods (2.2%)
Clorox Co.	66,809	3,929,705
Energizer Holdings, Inc. (NON) (S)	62,700	4,159,518
Estee Lauder Cos., Inc. (The) Class A	63,540	2,356,063
Kimberly-Clark Corp.	69,000	4,069,620
Newell Rubbermaid, Inc. (S)	568,000	8,911,920
Procter & Gamble Co. (The)	147,800	8,560,576
		31,987,402

Electric utilities (3.7%)
American Electric Power Co., Inc. (S)	281,141	8,712,560
Edison International	315,100	10,581,058
Entergy Corp. (S)	100,022	7,987,757
Exelon Corp.	112,927	5,603,438
Great Plains Energy, Inc. (S)	228,500	4,101,575
NV Energy, Inc.	372,300	4,314,957
PG&E Corp. (S)	326,600	13,224,034
		54,525,379

Electrical equipment (0.6%)
Emerson Electric Co. (S)	216,000	8,657,280
		8,657,280

Electronics (1.2%)
Integrated Device Technology, Inc. (NON)	415,321	2,807,570
Micron Technology, Inc. (NON)	454,600	3,727,720
Texas Instruments, Inc.	427,500	10,127,475
Tyco Electronics, Ltd. (Switzerland)	22,401	499,094
		17,161,859

Energy (oil field) (2.1%)
Halliburton Co.	357,600	9,698,112
Schlumberger, Ltd.	90,100	5,369,960
Transocean, Ltd. (Switzerland) (NON)	76,800	6,568,704
Weatherford International, Ltd. (Switzerland) (NON)	430,200	8,918,046
		30,554,822

Engineering and construction (0.3%)
Fluor Corp.	79,700	4,052,745
		4,052,745

Food (1.3%)
Campbell Soup Co.	67,700	2,208,374
General Mills, Inc. (S)	113,400	7,300,692
Kraft Foods, Inc. Class A	366,513	9,628,297
		19,137,363

Health-care services (1.4%)
AmerisourceBergen Corp.	270,600	6,056,028
Cardinal Health, Inc.	102,268	2,740,782
McKesson Corp.	93,700	5,579,835
Omnicare, Inc. (S)	88,000	1,981,760
WellPoint, Inc. (NON)	98,000	4,641,280
		20,999,685

Homebuilding (0.8%)
D.R. Horton, Inc. (S)	251,300	2,867,333
M.D.C. Holdings, Inc.	39,300	1,365,282
Pulte Homes, Inc. (S)	403,310	4,432,377
Toll Brothers, Inc. (NON) (S)	194,500	3,800,530
		12,465,522

Insurance (7.1%)
ACE, Ltd.	262,400	14,027,904
Aflac, Inc.	395,500	16,903,670
Assured Guaranty, Ltd. (Bermuda)	253,400	4,921,028
Berkshire Hathaway, Inc. Class B (NON)	2,229	7,406,967

Chubb Corp. (The)	143,717	7,244,774
Everest Re Group, Ltd.	120,500	10,567,850
Hartford Financial Services Group, Inc. (The)	204,900	5,429,850
Loews Corp.	150,400	5,151,200
Marsh & McLennan Cos., Inc.	209,000	5,168,570
MetLife, Inc.	169,700	6,460,479
Prudential Financial, Inc.	64,800	3,234,168
RenaissanceRe Holdings, Ltd.	38,412	2,103,441
Travelers Cos., Inc. (The)	258,400	12,721,032
XL Capital, Ltd. Class A	150,700	2,631,222
		103,972,155

Investment banking/Brokerage (2.2%)
Goldman Sachs Group, Inc. (The) (S)	108,769	20,051,565
Morgan Stanley	389,664	12,032,824
		32,084,389

Lodging/Tourism (0.9%)
Marriott International, Inc. Class A (S)	136,010	3,752,516
Wyndham Worldwide Corp. (S)	618,539	10,094,556
		13,847,072

Machinery (0.6%)
Cummins, Inc.	73,000	3,271,130
Deere (John) & Co. (S)	77,400	3,322,008
Parker-Hannifin Corp.	47,463	2,460,482
		9,053,620

Media (2.7%)
Time Warner, Inc. (S)	508,000	14,620,240
Viacom, Inc. Class B (NON) (S)	385,700	10,815,028
Walt Disney Co. (The) (S)	516,000	14,169,360
		39,604,628

Medical technology (3.6%)
Baxter International, Inc.	128,800	7,342,888
Boston Scientific Corp. (NON) (S)	824,330	8,729,655
Covidien PLC (Ireland)	161,575	6,989,735
Hospira, Inc. (NON)	373,000	16,635,800
Medtronic, Inc.	219,500	8,077,600
St. Jude Medical, Inc. (NON)	111,400	4,345,714
		52,121,392

Metals (1.7%)
Alcoa, Inc. (S)	413,600	5,426,432
Freeport-McMoRan Copper & Gold, Inc. Class B (S)	97,400	6,682,614
Nucor Corp.	123,200	5,791,632
Steel Dynamics, Inc.	315,000	4,832,100
United States Steel Corp. (S)	59,500	2,640,015
		25,372,793

Oil and gas (12.8%)
Anadarko Petroleum Corp.	164,500	10,319,085
BP PLC ADR (United Kingdom) (S)	132,400	7,047,652
Chevron Corp.	592,900	41,757,947
ConocoPhillips	131,100	5,920,476
EOG Resources, Inc. (S)	28,600	2,388,386
Exxon Mobil Corp.	667,000	45,762,870
Marathon Oil Corp.	408,400	13,027,960
Newfield Exploration Co. (NON) (S)	222,700	9,478,112
Nexen, Inc. (Canada)	323,000	7,290,110
Noble Energy, Inc. (S)	75,100	4,953,596
Occidental Petroleum Corp.	265,086	20,782,742
Total SA ADR (France)	174,900	10,364,574
Valero Energy Corp.	117,800	2,284,142
XTO Energy, Inc.	143,400	5,925,288
		187,302,940

Pharmaceuticals (6.5%)
Abbott Laboratories	232,100	11,481,987
Eli Lilly & Co.	57,900	1,912,437
Johnson & Johnson	316,700	19,283,863
Merck & Co., Inc. (S)	114,500	3,621,635
Pfizer, Inc. (S)	2,117,200	35,039,660
Schering-Plough Corp.	194,600	5,497,450
Wyeth	385,600	18,732,448
		95,569,480

Power producers (0.3%)
AES Corp. (The) (NON)	258,800	3,835,416
		3,835,416

Publishing (0.3%)
Gannett Co., Inc.	298,500	3,734,235
		3,734,235

Real estate (0.3%)

Simon Property Group, Inc. (R)	23,300	1,617,719
Westfield Group (Australia)	208,368	2,538,325
		4,156,044

Regional Bells (3.2%)
AT&T, Inc.	993,500	26,834,435
Verizon Communications, Inc.	683,300	20,683,491
		47,517,926

Restaurants (0.3%)
McDonald's Corp.	87,900	5,016,453
		5,016,453

Retail (5.8%)
CVS Caremark Corp.	307,000	10,972,180
GameStop Corp. (NON) (S)	118,600	3,139,342
Gap, Inc. (The)	269,800	5,773,720
Home Depot, Inc. (The) (S)	234,700	6,252,408
Kroger Co.	93,100	1,921,584
Lowe's Cos., Inc.	359,400	7,525,836
Macy's, Inc.	465,300	8,510,337
Mead Johnson Nutrition Co. Class A	8,436	380,555
Nordstrom, Inc.	168,700	5,152,098
Staples, Inc.	394,000	9,148,680
Supervalu, Inc.	291,900	4,396,014
Target Corp. (S)	80,500	3,757,740
TJX Cos., Inc. (The)	130,400	4,844,360
Wal-Mart Stores, Inc.	230,980	11,338,808
Walgreen Co. (S)	62,200	2,330,634
		85,444,296

Schools (0.3%)
Apollo Group, Inc. Class A (NON)	38,000	2,799,460
DeVry, Inc.	26,200	1,449,384
		4,248,844

Semiconductor (1.2%)
ASM Holding NV (NY Reg Shares) (Netherlands)	112,000	3,311,840
Atmel Corp. (NON)	1,277,700	5,353,563
Formfactor, Inc. (NON) (S)	166,345	3,978,972
KLA-Tencor Corp.	100,800	3,614,688
Lam Research Corp. (NON)	49,400	1,687,504
		17,946,567

Software (1.8%)
Electronic Arts, Inc. (NON) (S)	226,400	4,312,920
Microsoft Corp.	664,200	17,196,138
Symantec Corp. (NON)	280,000	4,611,600
		26,120,658

Telecommunications (1.0%)
America Movil SAB de CV ADR Ser. L (Mexico)	85,800	3,760,614
Motorola, Inc. (S)	1,186,600	10,192,894
		13,953,508

Tobacco (1.6%)
Altria Group, Inc. (S)	390,700	6,958,367
Lorillard, Inc.	133,500	9,919,050
Philip Morris International, Inc.	132,100	6,438,554
		23,315,971

Waste Management (0.3%)
Waste Management, Inc.	134,600	4,013,772
		4,013,772

Total common stocks (cost $1,216,519,890)		$1,443,770,673

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
	Shares	Value

Freeport-McMoRan Copper & Gold, Inc. $6.75 cv. pfd.	29,000	$2,965,250

Total convertible preferred stocks (cost $2,280,784)		$2,965,250

INVESTMENT COMPANIES (0.2%)(a)
	Shares	Value

KKR Private Equity Investors LP (Unit) (NON)	277,232	$2,592,119

Total investment companies (cost $1,557,003)		$2,592,119

SHORT-TERM INVESTMENTS (20.8%)(a)
	Principal amount/shares	Value

Putnam Money Market Liquidity Fund (e)	16,568,646	$16,568,646
Short-term investments held as collateral for loaned
securities with yields ranging from 0.45% to 0.47% and
due dates ranging from October 1, 2009 to
October 9, 2009 (d)	$289,095,471	289,091,262

Total short-term investments (cost $305,659,908)		$305,659,908

TOTAL INVESTMENTS

Total investments (cost $1,526,017,585) (b)	$1,754,987,950

Key to holding's abbreviations

ADR American Depository Receipts

NOTES

(a) Percentages indicated are based on net assets of $1,467,128,771.

(b) The aggregate identified cost on a tax basis is $1,577,444,992, resulting in gross unrealized appreciation and depreciation of $270,007,982 and $92,465,024, respectively, or net unrealized appreciation of $177,542,958.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned.The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2009, the value of securities loaned amounted to $279,897,607. The fund received cash collateral of $289,091,262 which is pooled with collateral of other Putnam funds into 2 issues of short-term investments.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $26,254 for the period ended September 30, 2009. During the period ended September 30, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $142,249,935 and $125,681,289, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at September 30, 2009.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At September 30, 2009, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

In September 2006, Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") was issued. ASC 820 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of ASC 820 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of September 30, 2009:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$60,054,597	$--	$--

Capital goods	61,589,763	--	--

Communication services	97,267,053	--	--

Conglomerates	48,434,498	--	--

Consumer cyclicals	165,216,958	--	--

Consumer staples	111,371,359	--	--

Energy	217,857,762	--	--

Financial	305,604,195	2,538,325	--

Health care	192,142,534	--	--

Technology	119,561,906	--	--

Utilities and power	62,131,723	--	--

Total common stocks	1,441,232,348	2,538,325	--

Convertible preferred stocks	--	2,965,250	--

Investment companies	2,592,119	--	--

Short-term investments	16,568,646	289,091,262	--

Totals by level	$1,460,393,113	$294,594,837	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Growth Opportunities Fund
The fund's portfolio
9/30/09 (Unaudited)

COMMON STOCKS (98.2%)(a)
	Shares	Value

Aerospace and defense (3.1%)
Goodrich Corp.	2,700	$146,718
Lockheed Martin Corp.	3,201	249,934
United Technologies Corp.	7,400	450,882
		847,534

Banking (3.5%)
Bank of America Corp.	19,015	321,734
Bank of New York Mellon Corp. (The)	6,289	182,318
JPMorgan Chase & Co.	10,200	446,964
		951,016

Beverage (1.0%)
Coca-Cola Enterprises, Inc.	6,500	139,165
Molson Coors Brewing Co. Class B	2,500	121,700
		260,865

Biotechnology (3.9%)
Amgen, Inc. (NON)	5,000	301,150
Facet Biotech Corp. (NON)	4,100	70,889
Genzyme Corp. (NON)	5,100	289,323
Gilead Sciences, Inc. (NON)	4,400	204,952
Life Technologies Corp. (NON)	3,000	139,650
Talecris Biotherapeutics Holdings Corp. (NON) (FWC)	2,723	51,737
		1,057,701

Cable television (1.7%)
DIRECTV Group, Inc. (The) (NON) (S)	9,500	262,010
Time Warner Cable, Inc.	4,900	211,141
		473,151

Chemicals (2.2%)
Albemarle Corp.	7,300	252,580
Celanese Corp. Ser. A	2,000	50,000
Monsanto Co.	3,800	294,120
Yingde Gases Group Co. 144A (China) (NON)	12,500	11,292
		607,992

Combined utilities (0.7%)
El Paso Corp.	19,100	197,112
		197,112

Commercial and consumer services (0.8%)
Alliance Data Systems Corp. (NON)	3,750	229,050
		229,050

Communications equipment (6.4%)
Cisco Systems, Inc. (NON)	34,061	801,796
CommScope, Inc. (NON)	8,732	261,349
F5 Networks, Inc. (NON)	3,400	134,742
Qualcomm, Inc.	12,500	562,250
		1,760,137

Computers (9.2%)
Apple, Inc. (NON)	5,949	1,102,766
EMC Corp. (NON)	22,400	381,696
Hewlett-Packard Co.	6,600	311,586
IBM Corp.	5,790	692,542
Silicon Graphics International Corp. (NON)	4,601	30,873
		2,519,463

Conglomerates (1.6%)
3M Co.	3,500	258,300
Honeywell International, Inc.	5,000	185,750
		444,050

Consumer (0.9%)
Jarden Corp.	8,329	233,795
		233,795

Consumer finance (1.2%)
Cia Brasileira de Meios de Pagamento (Brazil)	6,700	66,463
Mastercard, Inc. Class A	1,350	272,903
		339,366

Consumer goods (1.6%)
Energizer Holdings, Inc. (NON)	6,600	437,844
		437,844

Electric utilities (0.5%)
CenterPoint Energy, Inc.	11,036	137,177
		137,177

Electronics (2.4%)
Integrated Device Technology, Inc. (NON)	16,400	110,864
Texas Instruments, Inc.	14,700	348,243
Tyco Electronics, Ltd. (Switzerland)	9,200	204,976
		664,083

Energy (oil field) (2.7%)
Halliburton Co.	13,000	352,560
Weatherford International, Ltd. (Switzerland) (NON)	18,400	381,432
		733,992

Energy (other) (0.2%)
Solarfun Power Holdings Co., Ltd. ADR (China) (NON)	8,000	45,920
		45,920

Food (2.1%)
General Mills, Inc.	4,800	309,024
Kraft Foods, Inc. Class A	9,700	254,819
		563,843

Health-care services (2.7%)
Community Health Systems, Inc. (NON)	5,500	175,615
Express Scripts, Inc. (NON)	3,200	248,256
Omnicare, Inc. (S)	11,100	249,972
Vivus, Inc. (NON)	7,200	75,240
		749,083

Insurance (2.5%)
Aflac, Inc.	8,350	356,879
Assured Guaranty, Ltd. (Bermuda)	2,800	54,376
Berkshire Hathaway, Inc. Class B (NON)	55	182,765
Hartford Financial Services Group, Inc. (The)	3,600	95,400
		689,420

Investment banking/Brokerage (1.1%)
Goldman Sachs Group, Inc. (The)	1,650	304,178
		304,178

Machinery (0.5%)
Joy Global, Inc.	2,900	141,926
		141,926

Manufacturing (1.9%)
Flowserve Corp.	2,400	236,496
Shaw Group, Inc. (NON)	8,700	279,183
		515,679

Media (0.7%)
Time Warner, Inc.	6,300	181,314
		181,314

Medical technology (5.8%)
Baxter International, Inc.	4,900	279,349
Covidien PLC (Ireland)	9,000	389,340
Hospira, Inc. (NON)	6,000	267,600
Pall Corp.	9,700	313,116
St. Jude Medical, Inc. (NON)	8,600	335,486
		1,584,891

Metals (1.8%)
Steel Dynamics, Inc.	13,500	207,090
Teck Resources, Ltd. Class B (Canada) (NON)	10,500	289,485
		496,575

Oil and gas (3.9%)
Anadarko Petroleum Corp.	7,700	483,021
Chevron Corp.	2,800	197,204
PetroHawk Energy Corp. (NON)	3,486	84,396
Suncor Energy, Inc. (Canada)	8,500	293,760
		1,058,381

Pharmaceuticals (2.6%)
Abbott Laboratories	9,200	455,124

Teva Pharmaceutical Industries, Ltd. ADR (Israel)	5,000	252,800
		707,924

Publishing (0.5%)
Gannett Co., Inc.	10,200	127,602
		127,602

Railroads (0.4%)
CSX Corp.	2,751	115,157
		115,157

Restaurants (0.5%)
Yum! Brands, Inc.	4,200	141,792
		141,792

Retail (11.8%)
Amazon.com, Inc. (NON)	1,700	158,712
Coach, Inc.	4,000	131,680
Costco Wholesale Corp.	1,900	107,274
CVS Caremark Corp.	20,300	725,522
Lowe's Cos., Inc.	12,500	261,750
Macy's, Inc.	11,100	203,019
Staples, Inc.	4,700	109,134
Supervalu, Inc.	9,000	135,540
Target Corp.	7,200	336,096
TJX Cos., Inc. (The)	15,300	568,395
Urban Outfitters, Inc. (NON)	4,600	138,782
Wal-Mart Stores, Inc.	7,300	358,357
		3,234,261

Schools (1.6%)
Apollo Group, Inc. Class A (NON)	5,800	427,286
		427,286

Semiconductor (1.7%)
Atmel Corp. (NON)	36,000	150,840
Formfactor, Inc. (NON)	7,165	171,387
Novellus Systems, Inc. (NON)	6,300	132,174
		454,401

Software (5.5%)
Microsoft Corp.	32,000	828,478
Oracle Corp.	18,200	379,288
Sybase, Inc. (NON)	3,700	143,930
UBISOFT Entertainment (France) (NON)	8,098	153,452
		1,505,148

Technology services (2.8%)
eBay, Inc. (NON)	4,400	103,884
Google, Inc. Class A (NON)	1,345	666,918
		770,802

Telecommunications (2.5%)
American Tower Corp. Class A (NON)	8,900	323,960
Iridium Communications, Inc. (NON)	21,198	238,901
NII Holdings, Inc. (NON)	4,000	119,920
		682,781

Tobacco (1.8%)
Lorillard, Inc.	6,700	497,810
		497,810

Total common stocks (cost $21,609,428)		$26,890,502

SHORT-TERM INVESTMENTS (2.6%)(a)
	Principal amount/shares	Value

U.S. Treasury Bills for an effective yield of 0.701%,
December 17, 2009 (SEG)	$88,000	$87,869
Short-term investments held as collateral for loaned
securities with yields ranging from 0.45% to 0.47% and
due dates ranging from October 1, 2009 to
October 9, 2009 (d)	320,005	320,000
Putnam Money Market Liquidity Fund (e)	312,025	312,025

Total short-term investments (cost $719,932)		$719,894

TOTAL INVESTMENTS

Total investments (cost $22,329,360) (b)		$27,610,396

FUTURES CONTRACTS OUTSTANDING at 9/30/09 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

NASDAQ 100 Index E-Mini (Long)	3	$103,050	Dec-09	$174

Total				$174

WRITTEN OPTIONS OUTSTANDING at 9/30/09 (premiums received $3,093) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Celanese Corp. Ser. A (Call)	$2,759	Nov-09/$25.00	$4,976

Total			$4,976

Key to holding's abbreviations

ADR American Depository Receipts

NOTES

(a) Percentages indicated are based on net assets of $27,376,123

(b) The aggregate identified cost on a tax basis is $22,992,067, resulting in gross unrealized appreciation and depreciation of $4,966,033 and $347,704, respectively, or net unrealized appreciation of $4,618,329.

(NON) Non-income-producing security.

(SEG) This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at September 30, 2009.

(FWC) Forward commitments, in part or in entirety.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2009, the value of securities loaned amounted to $306,910. The fund received cash collateral of $320,000 which is pooled with collateral of other Putnam funds into 2 issues of short-term investments.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $502 for the period ended September 30, 2009. During the period ended September 30, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $4,322,537 and $4,010,512, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(S) Securities on loan, in part or in entirety, at September 30, 2009.

At September 30, 2009, liquid assets totaling $120,712 have been designated as collateral for open forward commitments and options.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The fund had an average contract amount of appoximately $1,300 on written options contracts for the period ended September 30, 2009. Outstanding contracts on Futures contracts at period ended September 30, 2009 are indicative of the volume of activity during the period. For the period ended September 30, 2009 the fund did not have any activity on Purchased options contracts.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity. At September 30, 2009, the fund had a net liability position of $4,976 on derivative contracts subject to the Master Agreements.

In September 2006, Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") was issued. ASC 820 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of ASC 820 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of September 30, 2009:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$1,104,567	$--	$--

Capital goods	1,505,139	--	--

Communication services	1,155,932	--	--

Conglomerates	444,050	--	--

Consumer cyclicals	3,037,686	--	--

Consumer staples	3,297,776	--	--

Energy	1,838,293	--	--

Financial	2,283,980	--	--

Health care	4,099,599	--	--

Technology	7,674,034	--	--

Transportation	115,157	--	--

Utilities and power	334,289	--	--

Total common stocks	26,890,502	--	--

Short-term investments	312,025	407,869	--

Totals by level	$27,202,527	$407,869	$--

	Level 1	Level 2	Level 3

Other financial instruments:	$174	$(4,976)	$--

Other financial instruments include futures and written options.

Market Values of Derivative Instruments as of September 30, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Equity contracts	$174	$4,976

Total	$174	$4,976

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT High Yield Fund

The fund's portfolio
9/30/09 (Unaudited)

CORPORATE BONDS AND NOTES (81.7%)(a)
		Principal amount	Value

Advertising and marketing services (0.1%)
Lamar Media Corp. company guaranty 7 1/4s, 2013		$415,000	$408,256
Vertis, Inc. company guaranty sr. notes 13 1/2s, 2014
(PIK)		688,149	55,052
			463,308

Automotive (2.6%)
Affinia Group, Inc. 144A sr. notes 10 3/4s, 2016		380,000	408,500
Allison Transmission, Inc. 144A company guaranty sr.
unsec. notes 11 1/4s, 2015 (PIK)		935,000	869,550
Dana Corp. escrow sr. notes 5.85s, 2015 (In default)
(F)(NON)		1,540,000	154
Ford Motor Credit Co., LLC sr. notes 9 7/8s, 2011		1,880,000	1,922,300
Ford Motor Credit Co., LLC sr. unsec. FRN 3.26s, 2012		170,000	153,000
Ford Motor Credit Co., LLC sr. unsec. notes 9 3/4s,
2010		1,753,000	1,801,208
Ford Motor Credit Co., LLC sr. notes 7 1/4s, 2011		2,570,000	2,496,006
Ford Motor Credit Co., LLC sr. unsec. unsub. notes
7 1/2s, 2012		630,000	604,905
Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s,
2013		955,000	993,200
TRW Automotive, Inc. company guaranty sr. unsec.
unsub. notes Ser. REGS, 6 3/8s, 2014	EUR	280,000	356,728
TRW Automotive, Inc. 144A company guaranty sr. notes
7 1/4s, 2017		$1,260,000	1,108,800
TRW Automotive, Inc. 144A company guaranty sr. unsec.
unsub. notes 7s, 2014		305,000	277,550
			10,991,901

Basic materials (7.6%)
Aleris International, Inc. company guaranty sr. unsec.
notes 9s, 2014 (In default) (NON)(PIK)		1,320,000	1,320
Aleris International, Inc. company guaranty sr. unsec.
sub. notes 10s, 2016 (In default) (NON)		805,000	805
Builders FirstSource, Inc. company guaranty sr. notes
FRN 4.69s, 2012		1,255,000	1,085,575
Clondalkin Acquisition BV 144A company guaranty sr.
notes FRN 2.299s, 2013 (Netherlands)		1,010,000	823,150
Compass Minerals International, Inc. 144A sr. notes
8s, 2019		460,000	465,175
FMG Finance Pty Ltd. 144A sr. sec. notes 10 5/8s, 2016
(Australia)		300,000	332,250
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017		3,205,000	3,405,312
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 1/4s, 2015		950,000	1,009,375
Georgia-Pacific, LLC sr. unsec. unsub. notes 9 1/2s,
2011		975,000	1,038,375
Graphic Packaging International, Inc. 144A company
guaranty sr. unsec. notes 9 1/2s, 2017		310,000	329,375
Grief, Inc. 144A sr. notes 7 3/4s, 2019		275,000	283,250
Hanson PLC, Ltd. company guaranty sr. unsec. unsub.
notes 7 7/8s, 2010 (United Kingdom)		980,000	1,008,175
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014		640,000	550,400
Huntsman International, LLC company guaranty sr.
unsec. sub. notes Ser. REGS, 6 7/8s, 2013	EUR	545,000	710,307
International Paper Co. sr. unsec. notes 9 3/8s, 2019		$530,000	617,450
Jefferson Smurfit Corp. company guaranty 8 1/4s, 2012		340,000	242,250
Metals USA, Inc. sec. notes 11 1/8s, 2015		1,425,000	1,369,781
Momentive Performance Materials, Inc. company guaranty
sr. unsec. notes 9 3/4s, 2014		1,150,000	891,250
Nalco Co. 144A sr. notes 8 1/4s, 2017		165,000	173,250
NewPage Corp. 144A sr. sec. notes 11 3/8s, 2014		925,000	908,813
NewPage Holding Corp. sr. unsec. unsub. notes FRN
8.579s, 2013 (PIK)		467,152	86,423
Norske Skog Canada, Ltd. company guaranty Ser. D,
8 5/8s, 2011 (Canada)		1,250,000	862,500
Novelis, Inc. company guaranty sr. unsec. notes 7 1/4s, 2015		1,200,000	1,038,000
Novelis, Inc. 144A sr. unsec. notes 11 1/2s, 2015		345,000	348,450
PE Paper Escrow GmbH sr. notes Ser. REGS, 11 3/4s,
2014 (Austria)	EUR	290,000	449,974
PE Paper Escrow GmbH 144A sr. notes 12s, 2014 (Austria)		$250,000	270,000
Rhodia SA sr. unsec. FRN Ser. REGS, 3.746s, 2013
(France)	EUR	1,050,000	1,366,560
Rockwood Specialties Group, Inc. company guaranty
sr. unsec. sub. notes 7 5/8s, 2014	EUR	310,000	453,963
Smurfit Kappa Funding PLC sr. unsec. sub. notes
7 3/4s, 2015 (Ireland)		$1,360,000	1,196,800
Smurfit-Stone Container Corp. sr. unsec. unsub. notes
sr. notes 8 3/8s, 2012 (In default) (NON)		650,000	463,938
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 7 3/8s, 2012		240,000	242,400
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2015		1,635,000	1,565,513
Steel Dynamics, Inc. 144A sr. notes 7 3/4s, 2016		460,000	462,300
Teck Resources, Ltd. sr. notes 10 3/4s, 2019 (Canada)		750,000	871,875

Teck Resources, Ltd. sr. notes 10 1/4s, 2016 (Canada)	1,245,000	1,406,850
Teck Resources, Ltd. sr. notes 9 3/4s, 2014 (Canada)	1,285,000	1,413,500
Teck Resources, Ltd. sr. unsec. notes 6 1/8s, 2035
(Canada)	495,000	420,750
Tube City IMS Corp. company guaranty sr. unsec. sub.
notes 9 3/4s, 2015	1,085,000	878,850
Verso Paper Holdings, LLC/Verso Paper, Inc. company
guaranty sr. sec. notes FRN Ser. B, 4.233s, 2014	510,000	316,200
Verso Paper Holdings, LLC/Verso Paper, Inc. company
guaranty sr. sub. notes Ser. B, 9 1/8s, 2014	1,445,000	1,069,300
Verso Paper Holdings, LLC/Verso Paper, Inc. 144A sr.
notes 11 1/2s, 2014	965,000	989,125
Weyerhaeuser Co. sr. unsec. notes 7 3/8s, 2019	470,000	467,249
		31,886,158

Broadcasting (2.0%)
Clear Channel Communications, Inc. company guaranty
unsec. unsub. notes 10 3/4s, 2016	430,000	234,350
Clear Channel Communications, Inc. sr. unsec. notes
7.65s, 2010	395,000	331,800
DIRECTV Holdings, LLC company guaranty sr. unsec.
notes 7 5/8s, 2016	730,000	781,100
DIRECTV Holdings, LLC company guaranty sr. unsec.
notes 6 3/8s, 2015	1,735,000	1,756,687
DISH DBS Corp. 144A sr. notes 7 7/8s, 2019 (FWC)	715,000	722,150
Echostar DBS Corp. sr. notes 6 3/8s, 2011	1,490,000	1,519,800
Sirius XM Radio, Inc. 144A sr. notes 9 3/4s, 2015	445,000	453,900
Umbrella Acquisition, Inc. 144A company guaranty
sr. unsub. unsec. notes 9 3/4s, 2015 (PIK)	1,236,687	952,249
Univision Communications, Inc. 144A sr. sec. notes
12s, 2014	210,000	225,750
XM Satellite Radio Holdings, Inc. 144A sr. sec. notes
11 1/4s, 2013	220,000	229,900
XM Satellite Radio, Inc. 144A company guaranty sr.
unsec. notes 13s, 2013	1,075,000	1,053,500
Young Broadcasting, Inc. company guaranty sr. sub.
notes 8 3/4s, 2014 (In default) (NON)	290,000	545
Young Broadcasting, Inc. company guaranty sr. unsec.
sub. notes 10s, 2011 (In default) (NON)	847,000	1,059
		8,262,790

Building materials (1.9%)
Associated Materials, Inc. company guaranty 9 3/4s,
2012	1,850,000	1,817,625
Building Materials Corp. company guaranty notes
7 3/4s, 2014	1,410,000	1,357,125
Masco Corp. sr. unsec. unsub. notes 6 1/8s, 2016	865,000	819,924
Owens Corning, Inc. company guaranty unsec. unsub.
notes 9s, 2019	2,145,000	2,316,600
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sec.
notes 10s, 2013	270,000	275,400
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014 (In default) (NON)	1,870,000	1,290,300
		7,876,974

Cable television (1.7%)
Adelphia Communications Corp. escrow bonds zero %,
2010	80,000	1,800
Adelphia Communications Corp. escrow bonds zero %,
2010	130,000	2,925
Adelphia Communications Corp. escrow bonds zero %,
2009	755,000	16,988
Adelphia Communications Corp. escrow bonds zero %,
2010	290,000	6,525
Atlantic Broadband Finance, LLC company guaranty
9 3/8s, 2014	520,000	505,700
Cablevision Systems Corp. sr. unsec. notes Ser. B, 8s,
2012	305,000	317,963
Cablevision Systems Corp. 144A sr. notes 8 5/8s, 2017	930,000	960,225
CCH I Holdings, LLC company guaranty sr. unsec. unsub.
notes 12 1/8s, 2015 (In default) (NON)	15,000	150
CCH I, LLC sec. notes 11s, 2015 (In default) (NON)	1,644,000	304,140
CCH II, LLC sr. unsec. notes 10 1/4s, 2010
(In default) (NON)	425,000	478,125
CCH II, LLC sr. unsec. notes Ser. B, 10 1/4s, 2010
(In default) (NON)	1,590,000	1,780,800
CCO Holdings LLC/CCO Holdings Capital Corp. sr. unsec.
notes 8 3/4s, 2013 (In default) (NON)	640,000	649,600
CSC Holdings, Inc. sr. notes 6 3/4s, 2012	1,080,000	1,112,400
CSC Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2014	120,000	126,000
Mediacom LLC/Mediacom Capital Corp. 144A sr. notes
9 1/8s, 2019	250,000	256,874
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012	730,000	744,600
		7,264,815

Capital goods (4.4%)
ACCO Brands Corp. 144A company guaranty sr. sec. notes
10 5/8s, 2015	585,000	611,325
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016	645,000	622,425
Allied Waste North America, Inc. company guaranty sr.
unsub. sec. notes 7 7/8s, 2013	225,000	230,624
BBC Holding Corp. sr. notes 8 7/8s, 2014	1,580,000	1,504,950
BE Aerospace, Inc. sr. unsec. unsub. notes 8 1/2s, 2018	1,200,000	1,230,000
Belden CDT, Inc. 144A company guaranty sr. sub. notes

9 1/4s, 2019		340,000	353,600
Berry Plastics Holding Corp. company guaranty sr.
unsec. sub. notes 10 1/4s, 2016		250,000	212,500
Berry Plastics Holding Corp. sec. notes FRN 4.174s,
2014		135,000	103,950
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013		874,000	882,740
Crown European Holdings SA company guaranty sr. sec.
notes 6 1/4s, 2011 (France)	EUR	270,000	408,238
General Cable Corp. company guaranty sr. unsec. notes
FRN 2.972s, 2015		$1,335,000	1,171,463
Graham Packaging Co., Inc. company guaranty sr. unsec.
notes 8 1/2s, 2012		510,000	515,100
Hawker Beechcraft Acquisition Co., LLC sr. unsec.
notes 8 1/2s, 2015		100,000	71,000
L-3 Communications Corp. company guaranty 7 5/8s, 2012		450,000	456,188
L-3 Communications Corp. company guaranty Ser. B,
6 3/8s, 2015		580,000	585,800
L-3 Communications Corp. company guaranty sr. unsec.
sub. notes 6 1/8s, 2014		10,000	10,075
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)		2,235,000	2,090,064
Mueller Water Products, Inc. company guaranty sr.
unsec. notes 7 3/8s, 2017		625,000	544,531
Owens-Brockway Glass Container, Inc. company guaranty
6 3/4s, 2014	EUR	255,000	369,688
RBS Global, Inc./Rexnord Corp. company guaranty
sr. unsec. unsub. notes 9 1/2s, 2014		$1,380,000	1,338,600
Ryerson Tull, Inc. company guaranty sr. sec. notes
12 1/4s, 2015		1,035,000	983,250
Spirit Aerosystems Inc. 144A company guaranty sr.
notes 7 1/2s, 2017		235,000	233,825
Transdigm, Inc. company guaranty sr. unsec.
sub. notes 7 3/4s, 2014		1,355,000	1,344,838
Transdigm, Inc. 144A company guaranty sr.
sub. notes 7 3/4s, 2014 (FWC)		305,000	296,231
Terex Corp. company guaranty 7 3/8s, 2014		1,055,000	1,044,450
Titan International, Inc. company guaranty
sr. unsec. notes 8s, 2012		1,295,000	1,252,913
			18,468,368

Coal (1.0%)
Arch Western Finance, LLC company guaranty sr. notes
6 3/4s, 2013		2,355,000	2,316,731
Peabody Energy Corp. company guaranty 7 3/8s, 2016		1,855,000	1,873,550
			4,190,281

Commercial and consumer services (1.0%)
Aramark Corp. company guaranty 8 1/2s, 2015		1,370,000	1,381,987
Aramark Corp. company guaranty sr. unsec. notes FRN
3.983s, 2015		160,000	138,800
Corrections Corporation of America company guaranty
sr. notes 7 3/4s, 2017		1,175,000	1,210,250
Lender Processing Services, Inc. company guaranty sr.
unsec. unsub. notes 8 1/8s, 2016		590,000	613,600
Travelport LLC company guaranty 11 7/8s, 2016		230,000	210,450
Travelport LLC company guaranty 9 7/8s, 2014		450,000	435,375
			3,990,462

Consumer (1.0%)
Jarden Corp. company guaranty 7 1/2s, 2017		1,055,000	1,025,987
Jarden Corp. sr. unsec. 8s, 2016		360,000	369,000
Visant Corp. Company guaranty sr. unsec. sub. notes
company guaranty 7 5/8s, 2012		1,265,000	1,266,581
Yankee Acquisition Corp. company guaranty sr. notes
Ser. B, 8 1/2s, 2015		1,665,000	1,565,100
			4,226,668

Consumer staples (4.3%)
Archibald Candy Corp. company guaranty 10s, 2009 (In
default) (F)(NON)		172,499	2,664
Avis Budget Car Rental, LLC company guaranty sr.
unsec. unsub. notes 7 3/4s, 2016		1,020,000	887,400
Avis Budget Car Rental, LLC company guaranty sr.
unsec. unsub. notes 7 5/8s, 2014		685,000	616,500
Chiquita Brands International, Inc. sr. notes 7 1/2s,
2014		1,165,000	1,159,175
Chiquita Brands International, Inc. sr. unsec. unsub.
notes 8 7/8s, 2015		205,000	211,150
Constellation Brands, Inc. company guaranty sr. unsec.
notes 7 1/4s, 2017		170,000	169,150
Constellation Brands, Inc. company guaranty sr. unsec.
unsub. notes 7 1/4s, 2016		1,650,000	1,641,750
Del Monte Corp. 144A sr. sub. notes 7 1/2s, 2019		350,000	353,500
Dole Food Co. 144A sr. sec. notes 8s, 2016		470,000	471,762
Dole Food Co. 144A sr. unsec. notes 13 7/8s, 2014		1,185,000	1,389,412
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014		860,000	817,000
Great Atlantic & Pacific Tea Co. 144A sr. notes
11 3/8s, 2015		435,000	440,438
JBS USA LLC/JBS USA Finance, Inc. 144A sr. notes
11 5/8s, 2014		605,000	650,375
Pinnacle Foods Finance LLC sr. notes 9 1/4s, 2015		445,000	451,675
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012		1,178,000	1,201,560
Rite Aid Corp. company guaranty 9 1/2s, 2017		990,000	801,900
Rite Aid Corp. sec. notes 7 1/2s, 2017		345,000	303,600
RSC Equipment Rental, Inc. 144A sr. sec. notes 10s,
2017		740,000	795,500
Smithfield Foods, Inc. sr. unsec. notes 7s, 2011		245,000	235,200
Smithfield Foods, Inc. sr. unsec. notes Ser. B,

7 3/4s, 2013	835,000	743,150
Smithfield Foods, Inc. 144A sr. sec. notes 10s, 2014	560,000	588,000
Spectrum Brands, Inc. sr. unsec. sub. bond zero %,
2019 (PIK)	518,433	492,511
Supervalu, Inc. sr. unsec. notes 8s, 2016	595,000	615,825
Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014	745,000	843,712
United Rentals North America, Inc. 144A company
guaranty sr. unsec. notes 10 7/8s, 2016	155,000	165,850
Wendy's/Arby's Restaurants LLC 144A sr. unsec. notes
10s, 2016	1,640,000	1,742,500
		17,791,259

Energy (oil field) (1.5%)
Complete Production Services, Inc. company guaranty
8s, 2016	885,000	805,350
Helix Energy Solutions Group, Inc. 144A sr. unsec.
notes 9 1/2s, 2016	2,065,000	2,065,000
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014	555,000	514,762
Key Energy Services, Inc. company guaranty sr. unsec.
unsub. notes 8 3/8s, 2014	1,370,000	1,301,500
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011	439,357	445,370
Pride International, Inc. sr. unsec. notes 7 3/8s, 2014	810,000	830,250
Stallion Oilfield Services/Stallion Oilfield Finance
Corp. 144A sr. unsec. notes 9 3/4s, 2015
(In default) (NON)	875,000	376,250
		6,338,482

Entertainment (0.9%)
AMC Entertainment, Inc. company guaranty 11s, 2016	129,000	137,384
Cinemark, Inc. 144A company guaranty sr. notes 8 5/8s,
2019	480,000	496,200
Hertz Corp. company guaranty 8 7/8s, 2014	1,430,000	1,444,300
Marquee Holdings, Inc. sr. disc. notes 12s, 2014	1,275,000	1,055,062
Universal City Development Partners, Ltd. sr. unsec.
unsub. notes 11 3/4s, 2010	500,000	503,750
		3,636,696

Financials (4.2%)
American General Finance Corp. sr. unsec. notes
Class MTN, 5 5/8s, 2011	945,000	794,853
American General Finance Corp. sr. unsec. notes Ser.
MTNH, 4 5/8s, 2010	935,000	857,012
American General Finance Corp. sr. unsec. notes Ser.
MTNI, 4 7/8s, 2012	1,120,000	868,959
CB Richard Ellis Services, Inc. 144A sr. sub. notes
11 5/8s, 2017	400,000	432,000
CIT Group, Inc. sr. unsec. notes 7 5/8s, 2012	685,000	446,148
CIT Group, Inc. sr. unsec. unsub. notes 5.65s, 2017	540,000	337,666
CIT Group, Inc. sr. unsec. unsub. notes 5.2s, 2010	420,000	288,048
E*Trade Financial Corp. sr. unsec. notes 7 3/8s, 2013	560,000	506,800
E*Trade Financial Corp. sr. unsec. unsub. notes zero
%, 2017 (PIK)	745,000	826,950
FelCor Lodging LP 144A sr. sec. notes 10s, 2014 (R)	1,160,000	1,122,300
GMAC, LLC sr. unsec. unsub. notes 7 1/4s, 2011	715,000	687,155
GMAC, LLC sr. unsec. unsub. notes 6 7/8s, 2011	230,000	216,451
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 7 1/4s, 2011	995,000	972,613
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 7s, 2012	955,000	888,150
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 6 7/8s, 2012	2,333,000	2,146,360
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 6 7/8s, 2011	335,000	316,574
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 6 3/4s, 2014	1,311,000	1,114,350
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 6 5/8s, 2012	69,000	63,480
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes FRN 2.561s, 2014	128,000	99,200
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015	335,000	311,969
HUB International Holdings, Inc. 144A sr. unsec.
unsub. notes 9s, 2014	240,000	231,600
iStar Financial, Inc. sr. unsec. unsub. notes 8 5/8s,
2013 (R)	400,000	252,000
iStar Financial, Inc. sr. unsec. unsub. notes 5.65s,
2011 (R)	530,000	365,700
iStar Financial, Inc. sr. unsec. unsub. notes Ser. B,
5.95s, 2013 (R)	260,000	148,200
Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015	400,000	408,000
Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017	920,000	883,200
Nuveen Investments, Inc. 144A sr. notes 10 1/2s, 2015	725,000	627,124
Universal City Florida Holding Co. sr. notes 8 3/8s,
2010	245,000	237,650
Universal City Florida Holding Co. sr. unsec. notes
FRN 5.233s, 2010	780,000	762,450
USI Holdings Corp. 144A company guaranty sr. unsec.
notes FRN 4.315s, 2014	215,000	178,719
		17,391,681

Gaming and lottery (3.0%)
American Casino & Entertainment Properties LLC 144A
sr. notes 11s, 2014	855,000	760,950
Boyd Gaming Corp. sr. sub. notes 7 1/8s, 2016	670,000	589,600

Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014	680,000	608,600
Harrah's Operating Co., Inc. company guaranty sr. sec.
notes Ser. A144, 10s, 2018	1,697,000	1,349,114
Harrah's Operating Co., Inc. 144A sr. sec. notes
11 1/4s, 2017	800,000	808,000
Harrahs Operating Escrow, LLC/Harrahs Escrow Corp.
144A sr. sec. notes 11 1/4s, 2017	800,000	822,000
Mashantucket Western Pequot Tribe 144A bonds 8 1/2s,
2015	1,445,000	523,813
MGM Mirage, Inc. company guaranty 6 3/4s, 2013	210,000	175,613
MGM Mirage, Inc. company guaranty sr. unsec. notes
7 5/8s, 2017	500,000	390,000
MGM Mirage, Inc. 144A sr. sec. notes 10 3/8s, 2014	155,000	165,463
MTR Gaming Group, Inc. 144A company guaranty sr. notes
12 5/8s, 2014	870,000	848,250
Penn National Gaming, Inc. company guaranty sr. notes
6 7/8s, 2011	170,000	169,150
Penn National Gaming, Inc. 144A sr. unsec. sub. notes
8 3/4s, 2019	225,000	225,563
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. sub. notes 7 1/2s, 2015	765,000	677,024
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012	1,225,000	1,225,000
Pinnacle Entertainment, Inc. 144A sr. notes 8 5/8s,
2017	240,000	241,200
Station Casinos, Inc. sr. notes 6s, 2012
(In default) (NON)	1,020,000	300,900
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015 (In default) (NON)	2,130,000	255,600
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. Ser. EXCH, 6 5/8s, 2014	725,000	699,625
Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016	1,535,000	1,596,400
		12,431,865

Health care (7.9%)
Biomet, Inc. company guaranty sr. unsec. bond 10s, 2017	1,290,000	1,373,850
Community Health Systems, Inc. company guaranty
8 7/8s, 2015	700,000	717,500
DaVita, Inc. company guaranty 6 5/8s, 2013	1,350,000	1,336,500
Elan Finance PLC/Elan Finance Corp. company guaranty
7 3/4s, 2011 (Ireland)	1,700,000	1,734,000
Elan Finance PLC/Elan Finance Corp. 144A company
guaranty sr. notes 8 3/4s, 2016 (Ireland)	1,195,000	1,181,903
Fresenius US Finance II, Inc. 144A sr. unsec. notes
9s, 2015	760,000	828,400
HCA, Inc. company guaranty 9 5/8s, 2016 (PIK)	1,335,000	1,388,400
HCA, Inc. sr. sec. notes 9 1/4s, 2016	1,270,000	1,312,863
HCA, Inc. sr. sec. notes 9 1/8s, 2014	3,030,000	3,128,475
HCA, Inc. 144A sr. sec. notes 9 7/8s, 2017	320,000	339,200
HCA, Inc. 144A sr. sec. notes 8 1/2s, 2019	950,000	992,750
Health Management Associates, Inc. sr. notes 6 1/8s,
2016	1,065,000	990,450
Healthsouth Corp. company guaranty sr. unsec. notes
FRN 7.218s, 2014	495,000	485,100
IASIS Healthcare/IASIS Capital Corp. sr. sub. notes
8 3/4s, 2014	340,000	340,000
Omnicare, Inc. company guaranty 6 3/4s, 2013	90,000	87,075
Psychiatric Solutions, Inc. company guaranty 7 3/4s,
2015	1,320,000	1,273,800
Psychiatric Solutions, Inc. 144A sr. sub. notes
7 3/4s, 2015	300,000	289,500
Select Medical Corp. company guaranty 7 5/8s, 2015	1,820,000	1,703,975
Service Corporation International debs. 7 7/8s, 2013	688,000	674,240
Service Corporation International sr. unsec. unsub.
notes 6 3/4s, 2016	495,000	485,100
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013	1,785,000	1,735,913
Sun Healthcare Group, Inc. company guaranty sr. unsec.
unsub. notes 9 1/8s, 2015	980,000	975,100
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017	1,275,000	1,020,000
Surgical Care Affiliates, Inc. 144A sr. unsec. notes
8 7/8s, 2015 (PIK)	738,928	587,448
Tenet Healthcare Corp. sr. notes 9 1/4s, 2015	600,000	626,250
Tenet Healthcare Corp. 144A company guaranty sr. sec.
notes 10s, 2018	250,000	275,625
Tenet Healthcare Corp. 144A company guaranty sr. sec.
notes 9s, 2015	1,235,000	1,290,575
United Surgical Partners International, Inc. company
guaranty sr. unsec. sub. notes 8 7/8s, 2017	390,000	383,174
US Oncology, Inc. company guaranty sr. unsec. sub.
notes 10 3/4s, 2014	500,000	522,500
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014	2,044,000	2,084,880
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)	2,305,000	2,420,250
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s,
2014 (R)	395,000	382,163
		32,966,959

Homebuilding (1.4%)
Beazer Homes USA, Inc. company guaranty sr. unsec.
notes 8 3/8s, 2012	1,035,000	905,624
D.R. Horton, Inc. company guaranty sr. unsec. unsub.
notes Ser. MTN, 6s, 2011	415,000	419,150
Meritage Homes Corp. company guaranty 6 1/4s, 2015	1,110,000	1,021,200
Meritage Homes Corp. sr. notes 7s, 2014	205,000	192,188
Realogy Corp. company guaranty sr. notes zero %, 2014

(PIK)		240,000	158,400
Realogy Corp. company guaranty sr. unsec. notes
10 1/2s, 2014		2,625,000	1,903,125
Standard Pacific Corp. company guaranty sr. unsec.
unsub. notes 7s, 2015		545,000	476,875
Standard Pacific Corp. company guaranty sr. unsec.
unsub. notes 6 1/4s, 2014		290,000	252,300
Standard Pacific Escrow, LLC 144A sr. notes 10 3/4s,
2016		630,000	620,550
			5,949,412

Household furniture and appliances (0.2%)
Sealy Mattress Co. 144A sr. sec. notes 10 7/8s, 2016		835,000	920,588
			920,588

Lodging/Tourism (0.5%)
Host Marriott LP company guaranty Ser. Q, 6 3/4s, 2016
(R)		30,000	28,500
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)		1,430,000	1,442,512
Seminole Hard Rock Entertainment, Inc. 144A sr. notes
FRN 2.799s, 2014		830,000	655,700
			2,126,712

Media (2.1%)
Affinion Group, Inc. company guaranty 11 1/2s, 2015		750,000	770,624
Affinion Group, Inc. company guaranty 10 1/8s, 2013		585,000	601,088
Affinity Group, Inc. sr. sub. notes 9s, 2012		1,295,000	903,263
Interpublic Group of Companies, Inc. (The) sr. unsec.
notes 6 1/4s, 2014		60,000	56,775
Interpublic Group of Companies, Inc. (The) sr. unsec.
unsub. notes FRN 2.44s, 2010		470,000	448,850
Interpublic Group of Companies, Inc. (The) 144A sr.
unsec. notes 10s, 2017		205,000	221,400
Liberty Media, LLC sr. notes 5.7s, 2013		940,000	890,650
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty 10s, 2014		1,280,000	1,286,400
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty sr. unsec. sub. disc. notes stepped-coupon
zero % (12 1/2s, 8/1/11), 2016 (STP)		1,185,000	933,187
NTL Cable PLC sr. notes 9 1/8s, 2016 (United Kingdom)		580,000	595,950
QVC Inc. 144A sr. sec. notes 7 1/2s, 2019		230,000	230,288
Virgin Media Finance PLC company guaranty sr. notes
Ser. 1, 9 1/2s, 2016 (United Kingdom)		375,000	394,688
Virgin Media Finance PLC company guaranty sr. unsec.
unsub. notes 9 1/2s, 2016 (United Kingdom)	EUR	140,000	215,779
WMG Acquisition Corp. company guaranty sr. sub. notes
7 3/8s, 2014		$210,000	201,075
WMG Acquisition Corp. 144A sr. sec. notes 9 1/2s, 2016		760,000	801,800
			8,551,817

Oil and gas (7.8%)
Chaparral Energy, Inc. company guaranty sr. unsec.
notes 8 7/8s, 2017		1,045,000	841,225
Chesapeake Energy Corp. company guaranty sr. unsec.
notes 9 1/2s, 2015		250,000	263,125
Chesapeake Energy Corp. sr. notes 7 1/2s, 2014		500,000	494,374
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013		1,320,000	1,311,750
Compton Petroleum Corp. company guaranty 7 5/8s, 2013
(Canada)		1,720,000	1,298,600
Comstock Resources, Inc. sr. notes 6 7/8s, 2012		1,000,000	992,500
Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)		1,250,000	1,018,750
Connacher Oil and Gas, Ltd. 144A sr. sec. notes
11 3/4s, 2014 (Canada)		885,000	942,524
Denbury Resources, Inc. company guaranty sr. sub.
notes 9 3/4s, 2016		155,000	164,688
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015		1,305,000	1,295,213
Encore Acquisition Co. sr. sub. notes 6s, 2015		1,643,000	1,486,915
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014		1,490,000	1,417,363
Ferrellgas LP/Finance 144A sr. notes 6 3/4s, 2014		110,000	104,638
Forest Oil Corp. sr. notes 8s, 2011		1,390,000	1,410,850
Harvest Operations Corp. sr. notes 7 7/8s, 2011		1,320,000	1,273,800
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr.
unsec. notes 7 3/4s, 2015		535,000	505,574
Newfield Exploration Co. sr. unsec. sub. notes 7 1/8s,
2018		265,000	264,669
Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s,
2014		2,220,000	2,181,150
OPTI Canada, Inc. company guaranty sr. sec. notes
8 1/4s, 2014 (Canada)		765,000	592,875
OPTI Canada, Inc. company guaranty sr. sec. notes
7 7/8s, 2014 (Canada)		1,105,000	845,325
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013		1,390,000	1,428,225
PetroHawk Energy Corp. 144A sr. notes 10 1/2s, 2014		140,000	150,500
Petroleum Development Corp. company guaranty sr.
unsec. notes 12s, 2018		1,030,000	1,014,550
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015		245,000	243,163
Plains Exploration & Production Co. company guaranty
7s, 2017		1,600,000	1,524,000
Quicksilver Resources, Inc. company guaranty 7 1/8s,
2016		290,000	251,575
Quicksilver Resources, Inc. company guaranty sr.
unsec. notes 8 1/4s, 2015		355,000	346,125
Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016		515,000	567,788

Range Resources Corp. company guaranty sr. unsec. sub.
notes 7 1/2s, 2017	255,000	253,725
Sabine Pass LNG LP sec. notes 7 1/2s, 2016	1,370,000	1,169,638
Sabine Pass LNG LP sr. sec. notes 7 1/4s, 2013	290,000	258,825
SandRidge Energy, Inc. company guaranty sr. unsec.
unsub. FRN 4.222s, 2014	495,000	441,041
SandRidge Energy, Inc. 144A company guaranty sr.
unsec. unsub. notes 8s, 2018	1,550,000	1,491,875
Targa Resources, Inc. company guaranty sr. unsec.
notes 8 1/2s, 2013	2,010,000	1,889,400
Whiting Petroleum Corp. company guaranty 7s, 2014	685,000	676,438
Williams Cos., Inc. (The) notes 7 3/4s, 2031	950,000	996,149
Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021	455,000	492,155
Williams Cos., Inc. (The) sr. unsec. notes 7 5/8s, 2019	295,000	318,497
Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010	435,000	446,579
		32,666,156

Publishing (0.6%)
American Media Operations, Inc. 144A sr. sub. notes
14s, 2013 (PIK)	1,217,315	760,822
American Media Operations, Inc. 144A sr. unsec. notes
9s, 2013 (PIK)	101,984	62,210
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)
(In default) (NON)	895,304	702,814
Cenveo Corp. 144A company guaranty sr. unsec. notes
10 1/2s, 2016	720,000	676,800
Quebecor Media, Inc. sr. unsec. notes Ser. *, 7 3/4s,
2016 (Canada)	270,000	267,300
		2,469,946

Regional Bells (1.5%)
Cincinnati Bell, Inc. company guaranty 7s, 2015	520,000	504,400
Citizens Communications Co. notes 9 1/4s, 2011	1,075,000	1,171,750
Frontier Communications Corp. sr. unsec. notes 8 1/4s,
2014	315,000	324,450
Frontier Communications Corp. sr. unsec. notes 8 1/8s,
2018	1,205,000	1,220,063
Qwest Corp. sr. unsec. unsub. notes 8 7/8s, 2012	2,140,000	2,252,350
Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025	555,000	478,688
Qwest Corp. 144A sr. unsec. notes 8 3/8s, 2016	240,000	248,400
Valor Telecommunications Enterprises LLC/Finance Corp.
company guaranty sr. unsec. unsub. notes 7 3/4s, 2015	140,000	143,500
		6,343,601

Retail (2.5%)
Bon-Ton Stores, Inc. (The) company guaranty 10 1/4s,
2014	895,000	653,350
Burlington Coat Factory Warehouse Corp. company
guaranty sr. unsec. notes 11 1/8s, 2014	1,065,000	1,043,700
Dollar General Corp. company guaranty sr. unsec. notes
10 5/8s, 2015	590,000	651,950
Hanesbrands, Inc. company guaranty sr. unsec. notes
FRN Ser. B, 4.593s, 2014	1,855,000	1,627,763
Harry & David Operations Corp. company guaranty sr.
unsec. notes 9s, 2013	860,000	593,400
Harry & David Operations Corp. company guaranty sr.
unsec. notes FRN 5.361s, 2012	285,000	185,250
Michaels Stores, Inc. company guaranty 11 3/8s, 2016	1,095,000	1,023,824
Neiman-Marcus Group, Inc. company guaranty sr. unsec.
notes 9s, 2015 (PIK)	1,731,416	1,480,361
Neiman-Marcus Group, Inc. company guaranty sr. unsec.
sub. notes 10 3/8s, 2015	355,000	303,525
Toys R Us Property Co., LLC 144A company guaranty sr.
unsec. notes 10 3/4s, 2017	1,725,000	1,854,375
United Auto Group, Inc. company guaranty 7 3/4s, 2016	1,245,000	1,148,513
		10,566,011

Technology (5.0%)
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012	90,000	81,000
Amkor Technologies, Inc. sr. notes 7 3/4s, 2013	322,000	322,000
Avago Technologies Finance company guaranty sr. unsec.
notes 10 1/8s, 2013 (Singapore)	480,000	505,200
Avago Technologies Finance company guaranty sr. unsec.
notes FRN 5.861s, 2013 (Singapore)	6,000	5,880
Avago Technologies Finance company guaranty sr. unsec.
sub. notes 11 7/8s, 2015 (Singapore)	270,000	295,707
Ceridian Corp. company guaranty sr. unsec. notes
12 1/4s, 2015 (PIK)	290,000	246,500
Ceridian Corp. sr. unsec. notes 11 1/4s, 2015	1,075,000	963,469
Compucom Systems, Inc. 144A sr. sub. notes 12 1/2s,
2015	430,000	400,975
First Data Corp. company guaranty sr. unsec. notes
9 7/8s, 2015	1,695,000	1,565,755
First Data Corp. company guaranty sr. unsec. notes
10.55s, 2015 (PIK)	2,595,000	2,205,750
First Data Corp. company guaranty sr. unsec. sub.
notes 11 1/4s, 2016	1,130,000	971,800
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 8 7/8s, 2014	2,455,000	1,878,075
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub. notes 10 1/8s, 2016	1,182,000	786,030
Iron Mountain, Inc. company guaranty 6 5/8s, 2016	735,000	709,275
Iron Mountain, Inc. sr. sub. notes 8 3/8s, 2021	575,000	592,250
Lucent Technologies, Inc. unsec. debs. 6.45s, 2029	145,000	110,381
National Semiconductor Corp. sr. unsec. notes 6.6s,

2017		210,000	207,533
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011
(Cayman Islands) (In default) (NON)		690,000	863
NXP BV/NXP Funding, LLC sec. notes Ser. EXCH, 7 7/8s,
2014 (Netherlands)		1,260,000	989,100
Sanmina Corp. company guaranty sr. unsec. sub. notes
6 3/4s, 2013		590,000	560,500
Sanmina Corp. sr. unsec. sub. notes 8 1/8s, 2016		120,000	112,200
Seagate Technology International 144A company guaranty
sr. sec. notes 10s, 2014 (Cayman Islands)		360,000	393,300
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015		1,180,000	1,203,600
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013		2,290,000	2,312,900
SunGard Data Systems, Inc. 144A sr. unsec. notes
10 5/8s, 2015		296,000	313,760
Syniverse Technologies, Inc. sr. sub. notes Ser. B,
7 3/4s, 2013		990,000	916,988
Unisys Corp. 144A company guaranty sr. sub. notes
14 1/4s, 2015		1,405,000	1,454,174
Xerox Capital Trust I company guaranty 8s, 2027		895,000	874,863
			20,979,828

Telecommunications (6.8%)
American Tower Corp. sr. unsec. notes 7s, 2017		495,000	507,375
American Tower Corp. 144A sr. unsec. notes 7 1/4s, 2019		340,000	349,350
CC Holdings GS V, LLC/Crown Castle GS III Corp. 144A
sr. sec. notes 7 3/4s, 2017		350,000	362,250
Centennial Cellular Operating Co., LLC company
guaranty 10 1/8s, 2013		715,000	736,450
Centennial Communications Corp. sr. unsec. notes FRN
6.346s, 2013		935,000	911,625
Digicel Group, Ltd. 144A sr. unsec. notes 8 7/8s, 2015
(Jamaica)		810,000	753,300
Digicel, Ltd. 144A sr. unsec. unsub. notes 9 1/4s,
2012 (Jamaica)		1,100,000	1,116,500
Global Crossing, Ltd. 144A sr. sec. notes 12s, 2015
(United Kingdom)		105,000	110,250
Inmarsat Finance PLC company guaranty 10 3/8s, 2012
(United Kingdom)		1,329,000	1,375,514
Intelsat Bermuda, Ltd. company guaranty sr. unsec.
notes 11 1/4s, 2016 (Bermuda)		2,525,000	2,701,750
Intelsat Bermuda, Ltd. 144A company guaranty sr.
unsec. notes 11 1/4s, 2017 (Bermuda)		665,000	660,013
Intelsat Intermediate Holding Co., Ltd. company
guaranty sr. unsec. notes stepped-coupon zero %
(9 1/4s, 2/1/10), 2015 (Bermuda) (STP)		625,000	623,438
Intelsat Intermediate Holding Co., Ltd. company
guaranty sr. unsec. notes stepped-coupon Ser. *, zero
% (9 1/2s, 2/1/10), 2015 (Bermuda) (STP)		1,165,000	1,162,088
Intelsat Subsidiary Holding Co., Ltd. company guaranty
sr. unsec. notes Ser. *, 8 7/8s, 2015 (Bermuda)		675,000	686,813
Intelsat Subsidiary Holding Co., Ltd. company guaranty
sr. unsec. notes Ser. *, 8 1/2s, 2013 (Bermuda)		680,000	688,500
Level 3 Financing, Inc. company guaranty 9 1/4s, 2014		1,375,000	1,211,718
Level 3 Financing, Inc. company guaranty 8 3/4s, 2017		285,000	236,550
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014		2,175,000	2,223,937
Nextel Communications, Inc. company guaranty sr.
unsec. notes Ser. D, 7 3/8s, 2015		1,785,000	1,602,038
NII Capital Corp. 144A company guaranty sr. notes 10s,
2016		320,000	332,800
Nordic Telephone Co. Holdings ApS 144A sr. sec. bond
8 7/8s, 2016 (Denmark)		260,000	269,100
PAETEC Holding Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2015		455,000	412,913
SBA Telecommunications, Inc. 144A company guaranty sr.
notes 8 1/4s, 2019		390,000	401,700
SBA Telecommunications, Inc. 144A company guaranty sr.
notes 8s, 2016		785,000	802,663
Sprint Capital Corp. company guaranty 6 7/8s, 2028		2,260,000	1,887,100
Sprint Nextel Corp. sr. notes 8 3/8s, 2017		490,000	487,550
West Corp. company guaranty 9 1/2s, 2014		1,215,000	1,190,700
Wind Acquisition Finance SA 144A sr. notes 11 3/4s,
2017 (Netherlands)		900,000	1,014,750
Wind Acquisition Finance SA 144A sr. notes 11 3/4s,
2017 (Netherlands)	EUR	150,000	244,921
Windstream Corp. company guaranty 8 5/8s, 2016		$1,695,000	1,733,138
Windstream Corp. company guaranty 8 1/8s, 2013		1,435,000	1,474,463
			28,271,257

Telephone (0.8%)
Cricket Communications, Inc. company guaranty 9 3/8s,
2014		1,365,000	1,385,474
Cricket Communications, Inc. 144A sr. sec. notes
7 3/4s, 2016		600,000	609,000
iPCS, Inc. company guaranty sr. notes FRN 2.608s, 2013		500,000	422,500
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		355,000	350,562
Time Warner Telecom, Inc. company guaranty 9 1/4s, 2014		510,000	525,300
			3,292,836

Textiles (0.4%)
Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016		80,000	81,000
Levi Strauss & Co. sr. unsec. unsub. notes 9 3/4s, 2015		1,365,000	1,419,600

		1,500,600

Tire and rubber (0.5%)
Goodyear Tire & Rubber Co. (The) sr. unsec. notes
10 1/2s, 2016	1,830,000	1,985,550
		1,985,550

Transportation (0.6%)
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013	1,065,000	1,018,405
RailAmerica, Inc. 144A company guaranty sr. notes
9 1/4s, 2017	1,245,000	1,304,137
		2,322,542

Utilities and power (5.9%)
AES Corp. (The) sr. unsec. notes 8s, 2020	380,000	377,150
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017	730,000	734,563
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	1,085,000	1,105,343
Allegheny Energy Supply 144A sr. unsec. bond 8 1/4s,
2012	785,000	864,740
Ameren Corp. sr. unsec. notes 8 7/8s, 2014	785,000	885,069
CMS Energy Corp. sr. notes 8 1/2s, 2011	430,000	451,992
Colorado Interstate Gas Co. debs. 6.85s, 2037 (Canada)	1,055,000	1,081,541
Dynegy-Roseton Danskamme company guaranty Ser. B,
7.67s, 2016	1,130,000	1,038,187
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016	525,000	459,375
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013	120,000	112,500
Edison Mission Energy sr. unsec. notes 7.2s, 2019	550,000	445,500
Edison Mission Energy sr. unsec. notes 7s, 2017	30,000	25,050
El Paso Corp. sr. unsec. notes 12s, 2013	250,000	285,625
El Paso Natural Gas Co. debs. 8 5/8s, 2022	360,000	437,386
Energy Future Holdings Corp. company guaranty sr.
unsec. notes 10 7/8s, 2017	770,000	581,350
Inergy LP/Inergy Finance Corp. sr. unsec. notes
6 7/8s, 2014	2,115,000	2,019,824
Ipalco Enterprises, Inc. sr. sec. notes 8 5/8s, 2011	510,000	522,750
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016	170,000	170,425
Mirant Americas Generation, Inc. sr. unsec. notes
8.3s, 2011	1,360,000	1,380,400
Mirant North America, LLC company guaranty 7 3/8s, 2013	1,365,000	1,358,175
NiSource Finance Corp. company guaranty sr. unsec.
notes 10 3/4s, 2016	305,000	358,589
NRG Energy, Inc. company guaranty 7 3/8s, 2017	685,000	664,450
NRG Energy, Inc. sr. notes 7 3/8s, 2016	4,270,000	4,131,225
Orion Power Holdings, Inc. sr. unsec. notes 12s, 2010	1,240,000	1,283,400
Sierra Pacific Power Co. general ref. mtge. 6 1/4s,
2012	275,000	293,586
Sierra Pacific Resources sr. unsec. notes 8 5/8s, 2014	1,400,000	1,440,250
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes Ser. *, 7.2s, 2011	335,000	350,174
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes Ser. *, 7s, 2012	525,000	560,862
Tennessee Gas Pipeline Co. sr. unsec. unsub. debs. 7s,
2028	140,000	149,179
Texas-New Mexico Power Co. 144A 1st mtge. sec. 9 1/2s,
2019	850,000	1,044,880
Utilicorp United, Inc. sr. unsec. notes 7.95s, 2011	38,000	39,931
		24,653,471

Total corporate bonds and notes (cost $342,751,119)		$340,778,994

SENIOR LOANS (8.5%)(a)(c)
	Principal amount	Value

Automotive (0.6%)
Allison Transmission, Inc. bank term loan FRN Ser. B,
3s, 2014	$1,405,469	$1,223,539
TRW Automotive, Inc. bank term loan FRN Ser. B,
6 1/4s, 2014	1,186,361	1,182,839
		2,406,378

Basic materials (0.1%)
Lyondell Chemical Co. bank term loan FRN 13s, 2009 (U)	155,000	161,123
Rockwood Specialties Group, Inc. bank term loan FRN
Ser. H, 6s, 2014	317,029	320,199
		481,322

Broadcasting (0.3%)
Clear Channel Communications, Inc. bank term loan FRN
Ser. B, 3.84s, 2016	460,000	346,917
Univision Communications, Inc. bank term loan FRN
Ser. B, 2.511s, 2014	1,000,000	843,958
		1,190,875

Capital goods (0.6%)
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN 2.598s, 2014	18,870	14,341
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN Ser. B, 2.372s, 2014	370,384	281,492
Hexcel Corp. bank term loan FRN 6 1/2s, 2014	159,375	159,508
Manitowoc Co., Inc. (The) bank term loan FRN Ser. A,

4.807s, 2013	910,000	844,025
Sensata Technologies BV bank term loan FRN 2.246s,
2013 (Netherlands)	258,128	220,215
Sequa Corp. bank term loan FRN 3.844s, 2014	420,833	362,968
Wesco Aircraft Hardware Corp. bank term loan FRN
6.02s, 2014	200,000	153,500
Wesco Aircraft Hardware Corp. bank term loan FRN
2.52s, 2013	408,125	379,046
		2,415,095

Communication services (0.5%)
Cebridge Connections, Inc. bank term loan FRN 4.788s,
2014	385,000	359,975
Charter Communications, Inc. bank term loan FRN
6 3/4s, 2014	785,000	683,441
Fairpoint Communications, Inc. bank term loan FRN
Ser. B, 5 1/2s, 2015	520,072	389,274
Mediacom Communications Corp. bank term loan FRN Ser.
C, 1 3/4s, 2015	519,778	479,063
		1,911,753

Consumer cyclicals (2.8%)
Building Materials Holdings Corp. bank term loan FRN
3.005s, 2014	696,504	633,432
CCM Merger, Inc. bank term loan FRN Ser. B, 8 1/2s,
2012	1,099,802	1,025,565
Chester Down & Marina, LLC bank term loan FRN 12 3/8s,
2016	600,000	603,000
Dex Media West, LLC/Dex Media Finance Co. bank term
loan FRN Ser. B, 7s, 2014	244,828	208,471
GateHouse Media, Inc. bank term loan FRN Ser. B,
2 1/4s, 2014	619,022	192,929
GateHouse Media, Inc. bank term loan FRN Ser. DD,
2 1/4s, 2014	230,978	71,988
Golden Nugget, Inc. bank term loan FRN Ser. B, 2 1/4s,
2014	180,910	117,592
Golden Nugget, Inc. bank term loan FRN Ser. DD,
2.269s, 2014	102,989	66,943
Goodman Global Holdings, Inc. bank term loan FRN
Ser. B, 6 1/2s, 2011	966,650	963,750
Navistar Financial Corp. bank term loan FRN 2.057s,
2012	586,667	566,133
Navistar International Corp. bank term loan FRN
3.496s, 2012	1,613,333	1,556,867
Neiman Marcus Group, Inc. (The) bank term loan FRN
Ser. B, 2.295s, 2013	340,000	293,250
QVC, Inc. bank term loan FRN 5.746s, 2014	225,000	224,528
Six Flags Theme Parks bank term loan FRN 2.595s, 2015	1,644,881	1,602,114
Thomas Learning bank term loan FRN Ser. B, 2.76s, 2014	1,781,610	1,602,558
Travelport, LLC. bank term loan FRN Ser. C, 10 1/2s,
2013	164,588	167,056
Tribune Co. bank term loan FRN Ser. B, 5 1/4s, 2014
(In default) (NON)	2,241,625	1,114,509
United Components, Inc. bank term loan FRN Ser. D,
2.72s, 2012	164,667	151,905
Visteon Corp. bank term loan FRN Ser. B, 5 1/4s, 2013	495,000	399,713
		11,562,303

Consumer staples (0.6%)
Claire's Stores, Inc. bank term loan FRN 3.114s, 2014	508,702	378,347
Pinnacle Foods Holding Corp. bank term loan FRN
Ser. B, 3.009s, 2014	807,125	758,361
Revlon Consumer Products bank term loan FRN Ser. B,
4.337s, 2012	475,000	456,396
Rite-Aid Corp. bank term loan FRN 9 1/2s, 2015	675,000	700,313
Rite-Aid Corp. bank term loan FRN Ser. B, 2.01s, 2014	83,725	73,085
		2,366,502

Financials (0.1%)
CB Richard Ellis Services, Inc. bank term loan FRN
Ser. B, 6.002s, 2013	393,849	382,033
Nuveen Investments, Inc. bank term loan FRN Ser. B,
3.496s, 2014	302,035	260,656
		642,689

Gaming and lottery (0.1%)
Harrah's Operating Co., Inc. bank term loan FRN
Ser. B, 9 1/2s, 2016	285,000	281,285
		281,285

Health care (1.0%)
Community Health Systems, Inc. bank term loan FRN
Ser. B, 2.612s, 2014	994,148	933,008
Community Health Systems, Inc. bank term loan FRN Ser.
DD, 2.511s, 2014	51,879	48,689
Healthsouth Corp. bank term loan FRN Ser. B, 2.55s,
2013	933,113	896,178
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 5.738s, 2014	1,729,757	1,474,618
Select Medical Corp. bank term loan FRN Ser. B,
2.413s, 2012	194,492	186,794
United Surgical Partners International, Inc. bank term

loan FRN 2.374s, 2014	778,352	718,678
		4,257,965

Homebuilding (0.1%)
Realogy Corp. bank term loan FRN 0.166s, 2013	74,114	62,891
Realogy Corp. bank term loan FRN Ser. B, 3.254s, 2013	276,292	234,454
		297,345

Media (--%)
Nielsen Finance LLC/Nielsen Finance Co. bank term loan
FRN Ser. TA, 2.249s, 2013	51,032	47,641
Nielsen Finance LLC/Nielsen Finance Co. bank term loan
FRN Ser. TB, 3.999s, 2016	106,291	100,160
		147,801

Oil and gas (--%)
Targa Resources, Inc. bank term loan FRN 2.263s, 2012	32,217	31,492
Targa Resources, Inc. bank term loan FRN Ser. C,
0.473s, 2012	23,431	22,904
		54,396

Retail (0.3%)
Dollar General Corp. bank term loan FRN Ser. B1,
3.121s, 2013	773,063	753,297
Michaels Stores, Inc. bank term loan FRN Ser. B,
2.538s, 2013	576,658	514,427
		1,267,724

Technology (0.1%)
Compucom Systems, Inc. bank term loan FRN 3.77s, 2014	446,054	419,290
		419,290

Telecommunications (--%)
Level 3 Financing, Inc. bank term loan FRN Ser. B,
11 1/2s, 2014	75,000	79,313
		79,313

Utilities and power (1.3%)
Calpine Corp. bank term loan FRN Ser. B, 3.475s, 2014	1,612,311	1,466,196
Energy Future Holdings Corp. bank term loan FRN
Ser. B2, 3.754s, 2014	2,862,639	2,259,338
Energy Future Holdings Corp. bank term loan FRN
Ser. B3, 3.754s, 2014	2,371,600	1,862,299
		5,587,833

Total senior loans (cost $37,137,291)		$35,369,869

CONVERTIBLE BONDS AND NOTES (3.6%)(a)
	Principal amount	Value

Acquicor Technology, Inc. 144A cv. notes 8s, 2011	$607,000	$424,900
Advanced Micro Devices, Inc. cv. sr. unsec. notes
5 3/4s, 2012	885,000	742,294
Alexandria Real Estate Equities, Inc. 144A cv. company
guaranty sr. unsec. notes 3.7s, 2027 (R)	700,000	643,125
Alliant Techsystems, Inc. cv. company guaranty sr.
sub. notes 3s, 2024	725,000	832,844
ArcelorMittal cv. sr. unsec. unsub. notes 5s, 2014
(Luxembourg)	370,000	534,188
Digital Realty Trust LP 144A cv. sr. unsec. notes
5 1/2s, 2029 (R)	515,000	640,506
General Cable Corp. cv. company guaranty sr. unsec.
notes 1s, 2012	535,000	457,425
General Growth Properties, Inc. 144A cv. sr. notes
3.98s, 2027 (In default) (NON)(R)	460,000	310,500
Global Crossing, Ltd. cv. sr. unsec. notes 5s, 2011	415,000	407,621
Intel Corp. cv. jr. unsec. sub. bonds 2.95s, 2035	435,000	388,238
International Game Technology 144A cv. sr. unsec.
notes 3 1/4s, 2014	485,000	638,842
Interpublic Group of Companies, Inc. (The) cv. sr.
unsec. notes 4 1/4s, 2023	635,000	624,681
L-3 Communications Holdings, Inc. 144A cv. company
guaranty sr. unsec. bonds 3s, 2035	590,000	604,750
Leap Wireless International, Inc. cv. sr. unsec. notes
4 1/2s, 2014	480,000	390,432
Level 3 Communications, Inc. cv. sr. unsec. unsub.
notes 3 1/2s, 2012	600,000	477,000
Massey Energy Co. cv. company guaranty sr. unsub.
notes 3 1/4s, 2015	1,963,000	1,560,585
Maxtor Corp. cv. company guaranty sr. unsec. unsub.
deb. 2 3/8s, 2012	725,000	781,188
NII Holdings, Inc. 144A cv. sr. unsec. notes 3 1/8s,
2012	266,000	232,418
Pantry, Inc. (The) cv. company guaranty sr. unsec.
sub. notes 3s, 2012	1,380,000	1,136,775
SAVVIS, Inc. cv. sr. unsec. notes 3s, 2012	588,000	508,620
Sirius Satellite Radio, Inc. cv. sr. unsec. notes
3 1/4s, 2011	678,000	569,520
Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014	300,000	353,625
Trinity Industries, Inc. cv. unsec. sub. notes 3 7/8s,
2036	990,000	730,125

Virgin Media, Inc. 144A cv. sr. unsec. notes 6 1/2s,
2016			755,000	790,863
XM Satellite Radio Holdings, Inc. 144A cv. sr. unsec.
sub. notes 7s, 2014			209,000	155,183

Total convertible bonds and notes (cost $13,009,143)				$14,936,248

COMMON STOCKS (1.5%)(a)
			Shares	Value

AboveNet, Inc. (NON)			1,220	$59,487
AES Corp. (The) (NON)			14,440	214,001
Alliance Imaging, Inc. (NON)			109,558	620,098
American Media, Inc. 144A (F)(NON)			22,316	2
Bohai Bay Litigation, LLC (F)(NON)			2,670	8,329
Chesapeake Energy Corp.			10,260	291,384
Dana Holding Corp. (NON)			33,914	230,954
Decrane Aircraft Holdings, Inc. (F)(NON)			11,167	11
El Paso Corp.			34,660	357,691
FelCor Lodging Trust, Inc. (R)			50,895	230,554
PetroHawk Energy Corp. (NON)			26,380	638,660
Public Service Enterprise Group, Inc.			19,440	611,194
Qwest Communications International, Inc.			90,475	344,710
Sealy Corp. (NON)			109,720	351,104
Service Corporation International			69,075	484,216
Spectrum Brands, Inc. (NON)			64,257	1,477,911
Vertis Holdings, Inc. (F)(NON)			33,617	34
Williams Cos., Inc. (The)			19,143	342,085

Total common stocks (cost $7,235,230)				$6,262,425

CONVERTIBLE PREFERRED STOCKS (0.6%)(a)
			Shares	Value

Crown Castle International Corp. $3.125 cum. cv. pfd.			16,145	$871,830
Emmis Communications Corp. Ser. A, $3.125 cum. cv.
pfd. (acquired various dates from 12/2/04 to 11/8/05,
cost $1,374,158) (RES)			31,889	296,568
Freeport-McMoRan Copper & Gold, Inc. $6.75 cv. pfd.			6,837	699,083
Great Plains Energy, Inc. $6.00 cv. pfd.			13,180	833,767
Lehman Brothers Holdings, Inc. Ser. P, 7.25% cv. pfd.
(In default) (NON)			1,120	7,056

Total convertible preferred stocks (cost $4,341,329)				$2,708,304

PREFERRED STOCKS (0.2%)(a)
			Shares	Value

Decrane Aircraft Holdings, Inc. $16.00 pfd. (PIK)			8,000	$56,000
Preferred Blocker, Inc. 144A 7.00% cum. pfd.			1,159	673,995

Total preferred stocks (cost $477,257)				$729,995

FOREIGN GOVERNMENT BONDS AND NOTES (0.1%)(a)
			Principal amount	Value

Argentina (Republic of) bonds FRB zero %, 2013			$1,470,000	$590,205

Total foreign government bonds and notes (cost $565,950)				$590,205

WARRANTS (0.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

AboveNet, Inc.	9/08/10	$24	236	$17,169
Decrane Aircraft Holdings Co. Class B	6/30/10	116	1	--
New ASAT (Finance), Ltd. (Cayman Islands) (F)	2/01/11	0.01	179,400	--
Smurfit Kappa Group PLC 144A (Ireland)	10/01/13	EUR 0.001	432	17,685
Vertis Holdings, Inc. (F)	10/18/15	$0.01	2,656	--

Total warrants (cost $27,215)				$34,854

MORTGAGE-BACKED SECURITIES (0.0%)(a)
			Principal amount	Value

Mach One Commercial Mortgage Trust 144A Ser. 04-1A,
Class J, 5.45s, 2040			$155,000	$12,400

Total Mortgage-backed securities (cost $139,446)				$12,400

SHORT-TERM INVESTMENTS (2.7%)(a)
			Principal amount/shares	Value

Putnam Money Market Liquidity Fund (e)			$11,172,313	$11,172,313
U.S. Treasury Bills for an effective yield of 0.36%,
April 1, 2010			11,000	10,978
U.S. Treasury Bills for an effective yield of 0.70%,
December 17, 2009 (SEGSF)			190,000	189,717

Total short-term investments (cost $11,373,011)				$11,373,008

TOTAL INVESTMENTS

Total investments (cost $417,056,991)(b)				$412,796,302

FORWARD CURRENCY CONTRACTS TO SELL at 9/30/09 (aggregate face value $4,200,784) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	(depreciation)

Euro	$4,292,523	$4,200,784	10/21/09	$(91,739)

Total				$(91,739)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/09 (Unaudited)

		Upfront				Fixed payments
		premium			Termi-	received	Unrealized
Swap counterparty /		received	Notional		nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount		date	per annum	(depreciation)

Bank of America, N.A.
Nalco Co., 7.75%,
11/15/11	Ba2	$--	$300,000		9/20/12	350 bp	$1,628

Deutsche Bank AG
Nalco Co., 7.75%,
11/15/11	Ba2	--	285,000		12/20/12	363 bp	2,388

JPMorgan Chase Bank, N.A.
Claire's Stores,
9 5/8%, 6/1/15	Caa1	--	190,000		6/20/12	230 bp	(52,640)

Sanmina-Sci Corp.,
8 1/8%, 3/1/16	B3	--	185,000		6/20/13	595 bp	(8,264)

Morgan Stanley Capital Services, Inc.
Nalco Co., 7.75%,
11/15/11	Ba2	--	305,000		9/20/12	330 bp	(430)

Nalco Co., 7.75%,
11/15/11	Ba2	--	380,000		3/20/13	460 bp	14,173

UBS, AG
Meritage Homes Corp.,
7%, 5/1/14	--	--	483,000	(F)	9/20/13	(760 bp)	(60,761)

Total							$(103,906)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2009. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

Key to holding's currency abbreviations

EUR	Euro

Key to holding's abbreviations

FRB	Floating Rate Bonds
FRN	Floating Rate Notes
MTN	Medium Term Notes

NOTES

(a) Percentages indicated are based on net assets of $417,291,609.

(b) The aggregate identified cost on a tax basis is $418,027,639, resulting in gross unrealized appreciation and depreciation of $24,222,630 and $29,453,967, respectively, or net unrealized depreciation of $5,231,337.

(NON) Non-income-producing security.

(STP) The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin accruing interest or dividend income at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at September 30, 2009 was $296,568, or less than 0.1% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEGSF) This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at September 30, 2009.

(FWC) Forward commitments, in part or in entirety.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at September 30, 2009. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $8,971 for the period ended September 30, 2009. During the period ended September 30, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $64,783,188 and $53,610,875, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") disclosures based on the securities valuation inputs.

(R) Real Estate Investment Trust.

(U) This security, in part or in entirety, represents unfunded loan commitments. As of September 30, 2009, the fund had unfunded loan commitments of $51,651, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Unfunded commitments
Lyondell Chemical Co	$51,651
Totals	$51,651

At September 30, 2009, liquid assets totaling $2,767,990 have been designated as collateral for open forward commitments and swap contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB are FRN the current interest rates at September 30, 2009.

The dates shown on debt obligations are the original maturity dates.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings) . Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts at period end are indicative of the volume of activity during the period.

Credit default contracts: The fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Outstanding contracts at period end are indicative of the volume of activity during the period. The fund had an average notional amount of approximately $3,400,000 on Credit default swap contracts for the the period ended September 30, 2009.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At September 30, 2009, the fund had a net liability position of $91,739 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $79,984.

On September 15, 2008, the fund terminated its outstanding derivatives contracts with Lehman Brothers Special Financing, Inc. (“LBSF”) in connection with the bankruptcy filing of LBSF’s parent company, Lehman Brothers Holdings, Inc. On September 26, 2008, the fund entered into receivable purchase agreements (“Agreements”) with other registered investment companies (each a “Purchaser”) managed by Putnam Management. Under the Agreements, the fund sold to the Purchasers the fund’s right to receive, in the aggregate, $3,538,401 in net payments from LBSF in connection with certain terminated derivatives transactions (the “Receivable”), in each case in exchange for an initial payment plus (or minus) additional amounts based on the applicable Purchaser’s ultimate realized gain (or loss) on the Receivable. The Agreements are valued at fair value following procedures approved by the Trustees. All remaining payments under the agreement will be recorded as realized gain or loss.

In September 2006, Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") was issued. ASC 820 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of ASC 820 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of September 30, 2009:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Capital goods	--	--	11

	Communication services	404,197	--	--

	Consumer cyclicals	230,954	--	36

	Consumer staples	2,313,231	--	--

	Energy	1,272,129	--	8,329

	Financial	230,554	--	--

	Health care	620,098	--	--

	Utilities and power	1,182,886	--	--

Total common stocks		6,254,049	--	8,376

Convertible bonds and notes		--	14,936,248	--

Convertible preferred stocks		--	2,708,304	--

Corporate bonds and notes		--	340,776,176	2,818

Foreign government bonds and notes		--	590,205	--

Mortgage-backed securities		--	12,400	--

Preferred stocks		--	729,995	--

Senior loans		--	35,369,869	--

Warrants		17,169	17,685	--

Short-term investments		11,172,313	200,695	--

Totals by level		$17,443,531	$395,341,577	$11,194

	Level 1	Level 2	Level 3

Other financial instruments:	$--	$(195,644)	$883,893

Other financial instruments include forward currency contracts.

The following is a reconciliation of Level 3 assets as of September 30, 2009:

Investments in securities:					Change in net		Net	Balance
		Balance	Accrued		unrealized	Net	transfers in	as of
		as of December	discounts/	Realized	appreciation/	purchases/	and/or out	September
		31, 2008	premiums	gain/(loss)	(depreciation) †	sales	of Level 3	30, 2009

Common stocks:

	Capital goods	$11	--	--	--	--	--	11

	Consumer cyclicals	$34	--	--	(494,358)	494,360	--	36

	Energy	$124,165	--	135,291	(74,022)	(177,105)	--	8,329

Total common stocks		$124,210	--	135,291	(568,380)	317,255	--	$8,376

Corporate bonds and notes		$54,583	--	(55)	3,668	(3,670)	(51,708)	$2,818

Warrants		$1,578	--	(36,659)	35,081	--	--	$--

Totals:		$180,371	$--	$98,577	$(529,631)	$313,585	$(51,708)	$11,194

† Includes $(482,361) related to Level 3 securities still held at period end.

				Change in net		Net	Balance
	Balance	Accrued		unrealized	Net	transfers in	as of
	as of December	discounts/	Realized	appreciation/	purchases/	and/or out	September
	31, 2008 ††	premiums	gain/(loss)	(depreciation) †	sales	of Level 3	30, 2009 ††

Other financial instruments:	$911,896	$--	$--	$(28,003)	$--	$--	$883,893

† Includes $(28,003) related to Level 3 securities still held at period end.

†† Includes amount receivable under receivable purchase agreement.

Market Values of Derivative Instruments as of September 30, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Credit contracts	$18,189	$122,095

Foreign exchange contracts	--	91,739

Total	$18,189	$213,834

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Income Fund
The fund's portfolio
9/30/09 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS (48.9%)(a)
	Principal amount	Value

Asset Securitization Corp.
Ser. 96-MD6, Class A7, 8.631s, 2029	$456,240	$502,640
FRB Ser. 97-D5, Class A5, 7.259s, 2043	97,000	94,082
Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-3, Class A3, 5.837s, 2049	487,000	464,534
Ser. 07-2, Class A2, 5.634s, 2049	494,000	488,793
Ser. 04-3, Class A5, 5.578s, 2039	1,630,000	1,614,603
Ser. 06-4, Class A2, 5.522s, 2046	2,663,000	2,697,058
FRB Ser. 05-1, Class A5, 5.237s, 2042	54,000	53,469
Ser. 05-6, Class A2, 5.165s, 2047	323,000	324,341
Ser. 07-5, Class XW, IO, 0.606s, 2051	13,697,748	232,032
Ser. 07-1, Class XW, IO, 0.463s, 2049	6,356,737	86,590
Banc of America Commercial Mortgage, Inc. 144A
Ser. 02-PB2, Class XC, IO, 1.001s, 2035	3,519,083	53,892
Ser. 04-5, Class XC, IO, 0.398s, 2041	29,641,316	371,074
Ser. 04-4, Class XC, IO, 0.342s, 2042	10,609,155	160,903
Ser. 05-1, Class XW, IO, 0.144s, 2042	46,756,174	70,134
Ser. 06-5, Class XC, IO, 0.133s, 2016	40,295,624	477,221
Banc of America Funding Corp. FRB Ser. 06-D,
Class 6A1, 5.885s, 2036	59,012	34,817
Banc of America Large Loan
FRB Ser. 04-BBA4, Class H, 1.193s, 2018	143,000	92,950
FRB Ser. 04-BBA4, Class G, 0.943s, 2018	196,000	137,200
Banc of America Large Loan 144A
FRB Ser. 05-MIB1, Class K, 2.243s, 2022	184,000	93,292
FRB Ser. 05-MIB1, Class J, 1.293s, 2022	582,000	232,800
Banc of America Structured Security Trust 144A Ser.
02-X1, Class A3, 5.436s, 2033	129,807	130,053
Bayview Commercial Asset Trust 144A
Ser. 07-5A, IO, 3.047s, 2037	3,621,037	270,129
Ser. 04-2, IO, 2.97s, 2034	1,785,499	59,993
Ser. 07-1, Class S, IO, 2.477s, 2037	5,157,834	312,565
Ser. 06-4A, IO, 2.331s, 2036	765,819	56,288
Ser. 05-3A, IO, 2.15s, 2035	5,250,800	278,292
Ser. 05-1A, IO, 2.15s, 2035	1,695,947	65,464
Ser. 04-3, IO, 2.15s, 2035	1,216,241	42,082
Ser. 06-2A, IO, 1.798s, 2036	1,047,116	63,036
FRB Ser. 05-1A, Class A1, 0.546s, 2035	395,831	245,416
Bear Stearns Alternate Trust
FRB Ser. 06-5, Class 2A2, 6 1/4s, 2036	1,271,715	603,171
Ser. 04-9, Class 1A1, 4.275s, 2034	54,682	37,266
Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.452s, 2032	412,000	250,687
Ser. 07-PW17, Class A3, 5.736s, 2050	3,940,000	3,821,800
Ser. 05-PWR9, Class A2, 4.735s, 2042	537,000	539,838
Ser. 04-PR3I, Class X1, IO, 0.219s, 2041 (F)	2,546,514	35,068
Ser. 05-PWR9, Class X1, IO, 0.126s, 2042	24,643,818	178,914
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 06-PW14, Class XW, IO, 0.88s, 2038	7,546,084	251,888
Ser. 06-PW14, Class X1, IO, 0.13s, 2038	8,116,359	113,954
Ser. 07-PW15, Class X1, IO, 0.108s, 2044	25,243,231	253,694
Ser. 05-PW10, Class X1, IO, 0.079s, 2040	12,194,453	34,754
Bear Stearns Small Balance Commercial Trust 144A Ser.
06-1A, Class AIO, IO, 1s, 2034 (F)	1,532,400	9,807
Chase Commercial Mortgage Securities Corp. Ser. 00-3,
Class A2, 7.319s, 2032	215,547	222,834
Chase Commercial Mortgage Securities Corp. 144A Ser.
98-1, Class F, 6.56s, 2030	2,005,365	2,112,833
Citigroup Commercial Mortgage Trust
Ser. 08-C7, Class A3, 6.299s, 2014	1,470,000	1,350,512
Ser. 08-C7, Class A2A, 6.034s, 2049	800,000	806,525
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 06-AR7,
Class 2A2A, 5.607s, 2036	137,674	86,735
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.558s, 2049	10,692,361	129,378
Ser. 06-CD2, Class X, IO, 0.127s, 2046	32,898,976	83,286
Ser. 07-CD4, Class XC, IO, 0.088s, 2049	35,752,645	157,312
Commercial Mortgage Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	895,470	814,733
Ser. 98-C2, Class F, 5.44s, 2030	1,176,000	995,813
Commercial Mortgage Loan Trust Ser. 08-LS1, Class A4B,
6.22s, 2017	710,000	589,733
Commercial Mortgage Pass-Through Certificates 144A
Ser. 06-CN2A, Class H, 5.756s, 2019	405,000	149,850
Ser. 06-CN2A, Class J, 5.756s, 2019	324,000	87,480
FRB Ser. 01-J2A, Class A2F, 0.741s, 2034	653,000	555,296
Ser. 03-LB1A, Class X1, IO, 0.548s, 2038 (F)	3,512,609	121,173
Ser. 05-LP5, Class XC, IO, 0.181s, 2043	24,020,957	131,258
Ser. 06-C8, Class XS, IO, 0.085s, 2046	23,471,287	124,061
Ser. 05-C6, Class XC, IO, 0.064s, 2044	24,571,696	92,150
Countrywide Alternative Loan Trust
Ser. 06-45T1, Class 2A2, 6s, 2037	509,403	333,659
Ser. 06-2CB, Class A11, 6s, 2036	3,582,886	2,473,311
Countrywide Home Loans FRB Ser. 05-HYB7, Class 6A1,
5.661s, 2035	27,735	19,415
Countrywide Home Loans 144A
IFB Ser. 05-R2, Class 2A3, 8s, 2035	318,734	301,702
Ser. 04-R2, Class 1AS, IO, 5.642s, 2034	2,612,691	262,902
IFB Ser. 05-R1, Class 1AS, IO, 5.626s, 2035	2,248,139	227,624
Ser. 06-R1, Class AS, IO, 5.61s, 2036	2,021,824	199,655

Ser. 05-R3, Class AS, IO, 5.557s, 2035	2,861,099	284,322
FRB Ser. 06-R2, Class AS, IO, 5.452s, 2036	3,852,658	373,226
IFB Ser. 05-R2, Class 1AS, IO, 5.283s, 2035	2,348,621	228,991
Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 6.003s, 2039	1,846,000	1,863,233
Ser. 07-3, Class 1A1A, 5.837s, 2037	1,653,393	958,968
Ser. 06-C5, Class AX, IO, 0.139s, 2039 (F)	15,034,968	160,531
Credit Suisse Mortgage Capital Certificates 144A
Ser. 07-C2, Class AX, IO, 0.279s, 2049 (F)	48,835,676	279,922
Ser. 06-C4, Class AX, IO, 0.132s, 2039	30,706,709	399,979
Ser. 07-C1, Class AX, IO, 0.097s, 2040 (F)	31,654,393	185,693
CRESI Finance Limited Partnership 144A FRB Ser. 06-A,
Class C, 0.846s, 2017	286,000	157,300
CS First Boston Mortgage Securities Corp.
Ser. 04-C2, Class A2, 5.416s, 2036	1,850,000	1,884,972
FRB Ser. 04-C3, Class A5, 5.113s, 2036	20,000	19,572
Ser. 04-C3, Class A3, 4.302s, 2036	13,796	13,770
CS First Boston Mortgage Securities Corp. 144A
Ser. 02-CP3, Class AX, IO, 1.634s, 2035	13,933,656	465,546
FRB Ser. 05-TFLA, Class J, 1.193s, 2020	106,500	71,355
FRB Ser. 04-TF2A, Class J, 1.193s, 2016	278,000	208,500
FRB Ser. 04-TF2A, Class H, 0.943s, 2019	278,000	236,300
Ser. 01-CK1, Class AY, IO, 0.9s, 2035	44,627,139	265,817
Ser. 04-C4, Class AX, IO, 0.428s, 2039	3,268,201	71,003
CWCapital Cobalt Ser. 07-C2, Class A2, 5.334s, 2047	4,247,000	4,194,350
DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	599,168	610,517
Ser. 99-CG2, Class B3, 6.1s, 2032	854,000	777,140
Ser. 99-CG2, Class B4, 6.1s, 2032	1,144,000	1,029,600
Fannie Mae
IFB Ser. 07-75, Class JS, 50.39s, 2037	296,352	471,102
IFB Ser. 06-62, Class PS, 38.423s, 2036	478,058	714,109
IFB Ser. 07-30, Class FS, 28.687s, 2037	392,713	540,710
IFB Ser. 06-49, Class SE, 28.015s, 2036	772,754	1,069,947
IFB Ser. 06-115, Class ES, 25.575s, 2036	499,341	681,346
IFB Ser. 05-74, Class CP, 23.847s, 2035	472,241	630,244
IFB Ser. 06-8, Class HP, 23.664s, 2036	805,704	1,080,304
IFB Ser. 05-99, Class SA, 23.664s, 2035	545,467	716,460
IFB Ser. 05-45, Class DC, 23.407s, 2035	655,672	896,040
IFB Ser. 05-95, Class OP, 19.595s, 2035	364,568	454,234
IFB Ser. 05-106, Class JC, 19.36s, 2035	251,086	312,946
IFB Ser. 05-83, Class QP, 16.754s, 2034	196,387	233,944
Ser. 04-T3, Class PT1, 8.896s, 2044	272,055	315,159
IFB Ser. 03-44, Class SI, IO, 7.754s, 2033	2,547,953	422,102
IFB Ser. 06-90, Class SE, IO, 7.554s, 2036	743,501	130,806
Ser. 03-W1, Class 2A, 7 1/2s, 2042	506,916	565,528
Ser. 02-T4, Class A3, 7 1/2s, 2041	98,457	109,841
Ser. 01-T3, Class A1, 7 1/2s, 2040	97,423	106,252
Ser. 01-T1, Class A1, 7 1/2s, 2040	213,560	238,253
Ser. 99-T2, Class A1, 7 1/2s, 2039	49,985	55,686
Ser. 01-W3, Class A, 7s, 2041	121,953	133,539
IFB Ser. 05-113, Class AI, IO, 6.984s, 2036	233,179	36,756
IFB Ser. 06-33, Class SP, IO, 6.954s, 2036	7,903,443	961,296
IFB Ser. 05-52, Class DC, IO, 6.954s, 2035	714,951	129,120
IFB Ser. 06-79, Class DI, IO, 6.904s, 2036	1,698,712	222,721
IFB Ser. 06-60, Class SI, IO, 6.904s, 2036	2,354,355	321,723
IFB Ser. 06-60, Class UI, IO, 6.904s, 2036	492,928	71,595
IFB Ser. 04-24, Class CS, IO, 6.904s, 2034	1,688,515	242,229
IFB Ser. 03-122, Class SA, IO, 6.854s, 2028	1,493,995	140,616
IFB Ser. 03-122, Class SJ, IO, 6.854s, 2028	1,562,392	120,370
IFB Ser. 04-60, Class SW, IO, 6.804s, 2034	2,425,226	344,748
IFB Ser. 03-76, Class SB, IO, 6.804s, 2033	1,763,554	242,542
IFB Ser. 05-65, Class KI, IO, 6.754s, 2035	5,356,041	695,375
IFB Ser. 05-48, Class SM, IO, 6.554s, 2034	1,153,278	135,972
IFB Ser. 07-54, Class CI, IO, 6.514s, 2037	807,337	110,905
IFB Ser. 08-34, Class SM, IO, 6.504s, 2038	2,691,433	298,395
IFB Ser. 07-28, Class SE, IO, 6.504s, 2037	835,398	113,319
IFB Ser. 07-24, Class SD, IO, 6.504s, 2037	1,109,412	128,603
IFB Ser. 05-90, Class GS, IO, 6.504s, 2035	105,092	14,076
IFB Ser. 05-12, Class SC, IO, 6.504s, 2035	766,571	94,382
IFB Ser. 05-17, Class ES, IO, 6.504s, 2035	1,060,347	130,993
IFB Ser. 05-17, Class SY, IO, 6.504s, 2035	492,377	62,845
IFB Ser. 05-18, Class SK, IO, 6.504s, 2035	105,857	10,007
IFB Ser. 07-30, Class IE, IO, 6.494s, 2037	2,432,326	371,149
IFB Ser. 06-123, Class CI, IO, 6.494s, 2037	1,856,923	229,237
IFB Ser. 05-82, Class SY, IO, 6.484s, 2035	2,070,240	236,056
IFB Ser. 05-45, Class EW, IO, 6.474s, 2035	1,814,448	220,201
IFB Ser. 05-45, Class SR, IO, 6.474s, 2035	2,795,455	325,791
IFB Ser. 06-126, Class CS, IO, 6.454s, 2037	552,247	72,528
IFB Ser. 06-31, Class SX, IO, 6.454s, 2036	2,117,704	313,947
IFB Ser. 06-33, Class JS, IO, 6.454s, 2036	1,399,148	171,035
IFB Ser. 06-36, Class SP, IO, 6.454s, 2036	814,553	92,430
IFB Ser. 06-23, Class SP, IO, 6.454s, 2036	1,004,362	129,643
IFB Ser. 06-16, Class SM, IO, 6.454s, 2036	701,962	105,969
IFB Ser. 05-95, Class CI, IO, 6.454s, 2035	1,289,450	178,009
IFB Ser. 05-84, Class SG, IO, 6.454s, 2035	2,048,378	271,042
IFB Ser. 05-57, Class NI, IO, 6.454s, 2035	428,838	57,209
IFB Ser. 06-3, Class SB, IO, 6.454s, 2035	4,340,517	603,202
IFB Ser. 05-54, Class SA, IO, 6.454s, 2035	1,949,503	230,989
IFB Ser. 05-23, Class SG, IO, 6.454s, 2035	1,598,669	211,494
IFB Ser. 05-17, Class SA, IO, 6.454s, 2035	1,434,365	210,386
IFB Ser. 05-17, Class SE, IO, 6.454s, 2035	1,554,070	192,389
IFB Ser. 05-57, Class DI, IO, 6.454s, 2035	4,105,126	454,430
IFB Ser. 05-5, Class SD, IO, 6.454s, 2035	5,126,044	624,352
IFB Ser. 05-83, Class QI, IO, 6.444s, 2035	357,989	61,128
IFB Ser. 06-128, Class GS, IO, 6.434s, 2037	879,388	118,174
IFB Ser. 05-73, Class SD, IO, 6.434s, 2035	148,619	25,397
IFB Ser. 06-114, Class IS, IO, 6.404s, 2036	925,174	118,623
IFB Ser. 06-51, Class SP, IO, 6.404s, 2036	3,172,376	421,863

IFB Ser. 06-115, Class GI, IO, 6.394s, 2036	929,136	135,793
IFB Ser. 06-115, Class IE, IO, 6.394s, 2036	723,901	91,715
IFB Ser. 06-117, Class SA, IO, 6.394s, 2036	1,092,200	139,807
IFB Ser. 06-109, Class SG, IO, 6.384s, 2036	1,245,790	132,134
IFB Ser. 06-104, Class IM, IO, 6.374s, 2036	305,411	44,474
IFB Ser. 06-109, Class SH, IO, 6.374s, 2036	984,652	150,096
IFB Ser. 06-104, Class IC, IO, 6.354s, 2036	3,276,683	442,418
IFB Ser. 06-103, Class SB, IO, 6.354s, 2036	1,983,027	238,699
IFB Ser. 06-43, Class SI, IO, 6.354s, 2036	1,671,599	198,686
IFB Ser. 06-39, Class DS, IO, 6.354s, 2036	5,589,431	670,077
IFB Ser. 06-8, Class JH, IO, 6.354s, 2036	3,379,308	434,106
IFB Ser. 09-12, Class CI, IO, 6.354s, 2036	4,001,680	545,629
IFB Ser. 05-122, Class SG, IO, 6.354s, 2035	719,175	91,242
IFB Ser. 05-122, Class SW, IO, 6.354s, 2035	967,988	117,591
IFB Ser. 06-101, Class SA, IO, 6.334s, 2036	3,332,985	384,460
IFB Ser. 06-92, Class JI, IO, 6.334s, 2036	745,188	93,196
IFB Ser. 06-92, Class LI, IO, 6.334s, 2036	1,075,998	141,753
IFB Ser. 06-96, Class ES, IO, 6.334s, 2036	1,148,005	136,501
IFB Ser. 06-99, Class AS, IO, 6.334s, 2036	852,147	100,556
IFB Ser. 06-60, Class YI, IO, 6.324s, 2036	997,391	147,085
IFB Ser. 06-42, Class TI, IO, 6.324s, 2036	6,379,684	699,532
IFB Ser. 06-86, Class SB, IO, 6.304s, 2036	2,856,032	387,392
IFB Ser. 09-12, Class AI, IO, 6.254s, 2037	3,532,161	431,524
IFB Ser. 07-15, Class NI, IO, 6.254s, 2022	1,336,478	141,337
IFB Ser. 07-109, Class XI, IO, 6.204s, 2037	754,643	119,452
IFB Ser. 07-30, Class LI, IO, 6.194s, 2037	2,965,007	342,369
IFB Ser. 07-30, Class OI, IO, 6.194s, 2037	3,839,283	468,661
IFB Ser. 07-89, Class SA, IO, 6.184s, 2037	3,100,790	349,459
IFB Ser. 07-54, Class IA, IO, 6.164s, 2037	1,047,564	132,409
IFB Ser. 07-54, Class IB, IO, 6.164s, 2037	1,047,564	132,409
IFB Ser. 07-54, Class IC, IO, 6.164s, 2037	1,047,564	132,409
IFB Ser. 07-54, Class ID, IO, 6.164s, 2037	1,047,564	132,409
IFB Ser. 07-54, Class IE, IO, 6.164s, 2037	1,047,564	132,409
IFB Ser. 07-54, Class IF, IO, 6.164s, 2037	1,558,794	179,043
IFB Ser. 07-54, Class UI, IO, 6.164s, 2037	1,284,912	168,246
IFB Ser. 07-15, Class CI, IO, 6.134s, 2037	3,482,461	400,448
IFB Ser. 06-115, Class JI, IO, 6.134s, 2036	2,457,297	285,538
IFB Ser. 09-43, Class SB, IO, 6.084s, 2039	169,010	24,092
IFB Ser. 06-123, Class LI, IO, 6.074s, 2037	1,670,541	186,265
IFB Ser. 07-81, Class IS, IO, 6.054s, 2037	1,529,432	167,152
IFB Ser. 08-11, Class SC, IO, 6.034s, 2038	118,525	13,811
IFB Ser. 09-71, Class XS, IO, 5.954s, 2036	25,583,211	2,510,353
IFB Ser. 07-39, Class AI, IO, 5.874s, 2037	1,824,527	187,415
IFB Ser. 07-32, Class SD, IO, 5.864s, 2037	1,245,278	137,127
IFB Ser. 07-30, Class UI, IO, 5.854s, 2037	1,027,075	110,427
IFB Ser. 07-1, Class CI, IO, 5.854s, 2037	1,155,985	141,928
IFB Ser. 09-12, Class DI, IO, 5.784s, 2037	2,991,333	333,623
IFB Ser. 05-58, Class IK, IO, 5.754s, 2035	1,710,464	261,913
Ser. 06-W3, Class 1AS, IO, 5.723s, 2046	4,185,326	431,612
IFB Ser. 07-75, Class ID, IO, 5.624s, 2037	1,016,301	117,939
Ser. 383, Class 18, IO, 5 1/2s, 2038	412,996	58,554
Ser. 383, Class 19, IO, 5 1/2s, 2038	375,248	53,266
Ser. 383, Class 6, IO, 5 1/2s, 2037	318,969	47,695
Ser. 383, Class 7, IO, 5 1/2s, 2037	314,588	43,897
Ser. 383, Class 20, IO, 5 1/2s, 2037	238,075	35,526
IFB Ser. 09-3, Class SE, IO, 5.254s, 2037	1,458,518	130,639
Ser. 385, Class 3, IO, 5s, 2038	336,378	47,904
Ser. 360, Class 2, IO, 5s, 2035	7,946,339	1,432,804
Ser. 340, Class 2, IO, 5s, 2033	4,084,960	783,904
Ser. 09-86, Class UI, IO, 4s, 2014 (F)	22,737,000	2,097,371
Ser. 03-W12, Class 2, IO, 2.218s, 2043	2,051,855	134,137
Ser. 03-W10, Class 3, IO, 1.913s, 2043	1,914,516	101,544
Ser. 03-W10, Class 1, IO, 1.864s, 2043	4,779,751	258,254
Ser. 03-W8, Class 12, IO, 1.637s, 2042	8,825,629	366,490
Ser. 03-W17, Class 12, IO, 1.143s, 2033	2,650,774	74,381
Ser. 03-T2, Class 2, IO, 0.808s, 2042	13,238,070	260,909
Ser. 03-W3, Class 2IO1, IO, 0.676s, 2042	1,286,697	21,621
Ser. 03-W6, Class 51, IO, 0.67s, 2042	3,706,191	70,859
Ser. 01-T12, Class IO, 0.565s, 2041	6,833,341	110,629
Ser. 03-W2, Class 1, IO, 0.466s, 2042	6,782,501	74,637
Ser. 03-W3, Class 1, IO, 0.442s, 2042	12,330,669	133,216
Ser. 02-T1, Class IO, IO, 0.424s, 2031	5,869,907	62,154
Ser. 03-W6, Class 3, IO, 0.368s, 2042	5,140,444	46,558
Ser. 03-W6, Class 23, IO, 0.352s, 2042	5,482,463	46,769
Ser. 03-W4, Class 3A, IO, 0.243s, 2042	5,400,469	62,759
Ser. 07-64, Class LO, PO, zero %, 2037	480,980	418,395
Ser. 06-56, Class XF, zero %, 2036	63,059	52,596
Ser. 06-47, Class VO, PO, zero %, 2036	142,457	121,938
Ser. 06-37, Class ON, PO, zero %, 2036	406,588	370,486
Ser. 08-37, Class DO, PO, zero %, 2033	334,651	264,284
Ser. 06-59, Class QC, PO, zero %, 2033	192,270	184,782
Ser. 04-61, Class JO, PO, zero %, 2032	282,688	252,121
Ser. 326, Class 1, PO, zero %, 2032	327,162	287,627
Ser. 318, Class 1, PO, zero %, 2032	123,326	109,314
Ser. 314, Class 1, PO, zero %, 2031	590,327	529,577
FRB Ser. 06-115, Class SN, zero %, 2036	381,118	369,910
FRB Ser. 06-104, Class EK, zero %, 2036	66,448	63,859
FRB Ser. 05-117, Class GF, zero %, 2036	66,926	61,946
FRB Ser. 05-57, Class UL, zero %, 2035	235,882	232,785
FRB Ser. 05-51, Class FV, zero %, 2035	212,820	203,136
FRB Ser. 05-36, Class QA, zero %, 2035	99,738	94,579
FRB Ser. 05-65, Class CU, zero %, 2034	34,758	33,497
FRB Ser. 05-77, Class HF, zero %, 2034	47,922	47,341
FRB Ser. 06-1, Class HF, zero %, 2032	35,720	31,228
IFB Ser. 09-86, Class SA, IO, zero %, 2039 (F)	30,316,000	274,443
IFB Ser. 06-75, Class FY, zero %, 2036	101,630	101,327
IFB Ser. 06-48, Class FG, zero %, 2036	221,000	206,490
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities

Ser. T-42, Class A6, 9 1/2s, 2042	72,437	80,020
IFB Ser. T-56, Class 2ASI, IO, 7.854s, 2043	619,776	100,714
Ser. T-51, Class 2A, 7 1/2s, 2042	384,355	419,548
Ser. T-56, Class A, IO, 0.524s, 2043	3,474,607	45,669
Ser. T-56, Class 1, IO, 0.234s, 2043	4,725,513	29,994
Ser. T-56, Class 3, IO, 0.141s, 2043	3,620,938	36,590
Ser. T-56, Class 2, IO, 0.036s, 2043	4,373,857	23
First Horizon Alternative Mortgage Securities FRB Ser.
05-AA10, Class 2A1, 5.723s, 2035	582,250	331,882
First Union National Bank-Bank of America Commercial
Mortgage 144A Ser. 01-C1, Class 3, IO, 1.946s, 2033	12,528,584	197,952
First Union-Lehman Brothers Commercial Mortgage Trust
II
Ser. 97-C2, Class F, 7 1/2s, 2029	1,196,000	1,035,834
Ser. 97-C2, Class G, 7 1/2s, 2029	361,000	314,070
First Union-Lehman Brothers-Bank of America 144A Ser.
98-C2, Class G, 7s, 2035	1,515,000	1,212,000
Freddie Mac
IFB Ser. 3182, Class PS, 27.626s, 2032	727,958	1,036,213
IFB Ser. 3211, Class SI, IO, 26.642s, 2036	77,922	43,261
IFB Ser. 3408, Class EK, 24.814s, 2037	649,258	837,295
IFB Ser. 2976, Class KL, 23.491s, 2035	848,030	1,123,038
IFB Ser. 2979, Class AS, 23.381s, 2034	201,102	253,585
IFB Ser. 3065, Class DC, 19.13s, 2035	784,271	982,856
IFB Ser. 2990, Class LB, 16.324s, 2034	885,705	1,050,189
IFB Ser. 3489, Class SD, IO, 7.557s, 2032	1,275,710	169,179
IFB Ser. 2828, Class GI, IO, 7.257s, 2034	1,440,860	240,625
IFB Ser. 3184, Class SP, IO, 7.107s, 2033	1,206,558	142,920
IFB Ser. 3110, Class SP, IO, 7.057s, 2035	1,879,915	298,587
IFB Ser. 3156, Class PS, IO, 7.007s, 2036	1,460,854	218,807
IFB Ser. 2869, Class JS, IO, 7.007s, 2034	2,637,441	228,859
IFB Ser. 2927, Class SI, IO, 7s, 2035	1,130,766	159,840
IFB Ser. 3149, Class LS, IO, 6.957s, 2036	3,112,240	521,363
IFB Ser. 3119, Class PI, IO, 6.957s, 2036	996,702	165,413
IFB Ser. 2882, Class NS, IO, 6.957s, 2034	966,436	115,141
IFB Ser. 2882, Class LS, IO, 6.957s, 2034	574,721	79,718
IFB Ser. 3308, Class S, IO, 6.957s, 2032	7,958,200	900,868
IFB Ser. 3149, Class SE, IO, 6.907s, 2036	971,962	148,496
IFB Ser. 3157, Class SA, IO, 6.907s, 2036	2,611,747	390,169
IFB Ser. 3203, Class SH, IO, 6.897s, 2036	713,912	108,690
IFB Ser. 3208, Class PS, IO, 6.857s, 2036	6,788,689	968,714
IFB Ser. 2835, Class AI, IO, 6.857s, 2034	692,610	99,466
IFB Ser. 2815, Class PT, IO, 6.807s, 2032	1,337,763	165,727
IFB Ser. 2828, Class TI, IO, 6.807s, 2030	618,705	70,266
IFB Ser. 3397, Class GS, IO, 6.757s, 2037	709,435	91,849
IFB Ser. 3287, Class SD, IO, 6.507s, 2037	1,195,705	160,010
IFB Ser. 3281, Class BI, IO, 6.507s, 2037	587,526	74,114
IFB Ser. 3281, Class CI, IO, 6.507s, 2037	553,372	68,047
IFB Ser. 3249, Class SI, IO, 6.507s, 2036	556,437	74,704
IFB Ser. 3028, Class ES, IO, 6.507s, 2035	2,065,174	293,922
IFB Ser. 2922, Class SE, IO, 6.507s, 2035	1,530,658	169,620
IFB Ser. 2981, Class AS, IO, 6.477s, 2035	1,046,465	121,903
IFB Ser. 3287, Class SE, IO, 6.457s, 2037	3,078,270	408,856
IFB Ser. 3136, Class NS, IO, 6.457s, 2036	1,851,898	239,543
IFB Ser. 3122, Class DS, IO, 6.457s, 2036	1,113,811	165,004
IFB Ser. 3123, Class LI, IO, 6.457s, 2036	1,516,762	222,054
IFB Ser. 3117, Class SI, IO, 6.457s, 2036	2,155,465	274,485
IFB Ser. 3118, Class SD, IO, 6.457s, 2036	2,567,326	311,473
IFB Ser. 3107, Class DC, IO, 6.457s, 2035	1,668,425	244,511
IFB Ser. 3001, Class IH, IO, 6.457s, 2035	172,822	22,183
IFB Ser. 2950, Class SM, IO, 6.457s, 2016	1,736,367	184,873
IFB Ser. 3256, Class S, IO, 6.447s, 2036	1,314,458	154,471
IFB Ser. 3031, Class BI, IO, 6.447s, 2035	711,260	121,509
IFB Ser. 3244, Class SB, IO, 6.417s, 2036	817,959	94,843
IFB Ser. 3249, Class SM, IO, 6.407s, 2036	2,240,512	279,885
IFB Ser. 3236, Class IS, IO, 6.407s, 2036	1,503,681	207,698
IFB Ser. 3240, Class SM, IO, 6.407s, 2036	2,234,124	266,898
IFB Ser. 3147, Class SD, IO, 6.407s, 2036	4,015,350	461,608
IFB Ser. 3398, Class SI, IO, 6.407s, 2036	2,833,656	326,126
IFB Ser. 3067, Class SI, IO, 6.407s, 2035	3,706,035	525,903
IFB Ser. 3196, Class SA, IO, 6.407s, 2032	5,069,565	459,911
IFB Ser. 3114, Class TS, IO, 6.407s, 2030	4,058,638	490,284
IFB Ser. 3128, Class JI, IO, 6.387s, 2036	2,224,725	264,965
IFB Ser. 2990, Class LI, IO, 6.387s, 2034	1,345,780	174,383
IFB Ser. 3240, Class S, IO, 6.377s, 2036	2,748,412	322,416
IFB Ser. 3229, Class BI, IO, 6.377s, 2036	250,000	27,963
IFB Ser. 3065, Class DI, IO, 6.377s, 2035	538,319	71,378
IFB Ser. 3145, Class GI, IO, 6.357s, 2036	1,878,863	245,120
IFB Ser. 3114, Class GI, IO, 6.357s, 2036	786,847	104,832
IFB Ser. 3114, Class IP, IO, 6.357s, 2036	1,028,190	117,399
IFB Ser. 3510, Class IB, IO, 6.357s, 2036	1,314,054	196,175
IFB Ser. 2650, Class SK, IO, 6.357s, 2032	5,221,680	557,780
IFB Ser. 3218, Class AS, IO, 6.337s, 2036	995,360	121,530
IFB Ser. 3221, Class SI, IO, 6.337s, 2036	1,169,013	144,513
IFB Ser. 3153, Class UI, IO, 6.327s, 2036	732,847	131,154
IFB Ser. 3153, Class QI, IO, 6.307s, 2036	669,204	97,985
IFB Ser. 3346, Class SC, IO, 6.307s, 2033	6,505,165	802,802
IFB Ser. 3346, Class SB, IO, 6.307s, 2033	547,160	67,273
IFB Ser. 3349, Class AS, IO, 6.257s, 2037	7,349,246	854,570
IFB Ser. 3510, Class IA, IO, 6.257s, 2037	2,294,844	253,488
IFB Ser. 3201, Class SG, IO, 6.257s, 2036	1,597,841	184,902
IFB Ser. 3203, Class SE, IO, 6.257s, 2036	1,369,188	151,268
IFB Ser. 3238, Class LI, IO, 6.247s, 2036	151,725	17,099
IFB Ser. 3171, Class PS, IO, 6.242s, 2036	1,283,715	150,827
IFB Ser. 3171, Class ST, IO, 6.242s, 2036	2,713,158	318,796
IFB Ser. 3510, Class CI, IO, 6.237s, 2037	3,250,027	380,383
IFB Ser. 3152, Class SY, IO, 6.237s, 2036	1,620,061	208,243
IFB Ser. 3510, Class DI, IO, 6.237s, 2035	2,071,556	251,052
IFB Ser. 3181, Class PS, IO, 6.227s, 2036	837,823	111,774

IFB Ser. 3284, Class BI, IO, 6.207s, 2037	958,908	115,871
IFB Ser. 3199, Class S, IO, 6.207s, 2036	847,149	98,303
IFB Ser. 3284, Class LI, IO, 6.197s, 2037	3,698,027	421,205
IFB Ser. 3281, Class AI, IO, 6.187s, 2037	2,903,912	342,226
IFB Ser. 3311, Class IA, IO, 6.167s, 2037	1,448,741	168,315
IFB Ser. 3311, Class IB, IO, 6.167s, 2037	1,448,741	168,315
IFB Ser. 3311, Class IC, IO, 6.167s, 2037	1,448,741	168,315
IFB Ser. 3311, Class ID, IO, 6.167s, 2037	1,448,741	168,315
IFB Ser. 3311, Class IE, IO, 6.167s, 2037	2,066,620	240,100
IFB Ser. 3510, Class AS, IO, 6.167s, 2037	5,830,414	713,759
IFB Ser. 3240, Class GS, IO, 6.137s, 2036	1,719,263	191,767
IFB Ser. 3424, Class TI, IO, 6.137s, 2035	7,554,137	764,145
IFB Ser. 3257, Class SI, IO, 6.077s, 2036	736,658	86,701
IFB Ser. 3225, Class EY, IO, 6.047s, 2036	5,398,439	539,628
IFB Ser. 3225, Class JY, IO, 6.047s, 2036	3,201,513	346,532
IFB Ser. 3339, Class TI, IO, 5.897s, 2037	1,525,251	162,012
IFB Ser. 3284, Class CI, IO, 5.877s, 2037	2,658,692	283,257
IFB Ser. 3531, Class SM, IO, 5.857s, 2039	5,165,241	535,189
IFB Ser. 3510, Class IC, IO, 5.837s, 2037	2,516,445	267,322
IFB Ser. 3309, Class SG, IO, 5.827s, 2037	2,983,492	310,581
IFB Ser. 2965, Class SA, IO, 5.807s, 2032	1,100,457	112,830
IFB Ser. 3510, Class BI, IO, 5.787s, 2037	2,988,491	324,311
IFB Ser. 3397, Class SQ, IO, 5.727s, 2037	2,153,634	215,127
IFB Ser. 3424, Class UI, IO, 5.517s, 2037	225,462	23,100
Ser. 3369, Class BO, PO, zero %, 2037	72,600	63,638
Ser. 3327, Class IF, IO, zero %, 2037	224,801	2,365
Ser. 3391, PO, zero %, 2037	121,432	102,028
Ser. 3292, Class DO, PO, zero %, 2037	96,221	84,994
Ser. 3300, PO, zero %, 2037	537,136	456,817
Ser. 242, PO, zero %, 2036	6,103,147	5,483,311
Ser. 3175, Class MO, PO, zero %, 2036	98,512	83,856
Ser. 3210, PO, zero %, 2036	61,921	52,735
Ser. 3078, PO, zero %, 2035	391,876	354,985
Ser. 3084, PO, zero %, 2035	39,535	39,276
Ser. 2971, Class KO, PO, zero %, 2035	74,646	68,376
Ser. 2858, Class MO, PO, zero %, 2034	29,032	27,968
Ser. 2587, Class CO, PO, zero %, 2032	417,845	401,310
Ser. 201, PO, zero %, 2029	362,905	315,054
FRB Ser. 3349, Class DO, zero %, 2037	143,574	141,625
FRB Ser. 3326, Class XF, zero %, 2037	153,321	150,027
FRB Ser. 3326, Class YF, zero %, 2037	418,694	413,538
FRB Ser. 3263, Class TA, zero %, 2037	74,695	70,470
FRB Ser. 3231, Class X, zero %, 2036	59,914	59,308
FRB Ser. 3147, Class SF, zero %, 2036	227,293	222,472
FRB Ser. 3117, Class AF, zero %, 2036	55,942	51,952
FRB Ser. 3047, Class BD, zero %, 2035	135,668	126,854
FRB Ser. 3326, Class WF, zero %, 2035	563,119	538,595
FRB Ser. 3033, Class YF, zero %, 2035	158,502	154,390
FRB Ser. 3036, Class AS, zero %, 2035	67,105	61,303
FRB Ser. 3251, Class TP, zero %, 2035	134,495	123,002
FRB Ser. 3003, Class XF, zero %, 2035	742,422	710,136
FRB Ser. 2963, Class TW, zero %, 2035	106,485	101,537
FRB Ser. 2947, Class GF, zero %, 2034	123,134	117,786
FRB Ser. 3006, Class TE, zero %, 2034	97,517	96,765
GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.168s, 2043	34,297,464	211,979
Ser. 05-C3, Class XC, IO, 0.117s, 2045	92,730,911	239,517
Ser. 07-C1, Class XC, IO, 0.103s, 2019	73,409,392	271,615
GMAC Commercial Mortgage Securities, Inc.
Ser. 97-C1, Class X, IO, 1.36s, 2029	2,638,813	126,457
Ser. 05-C1, Class X1, IO, 0.216s, 2043	38,007,889	248,704
GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	602,744	464,113
Ser. 06-C1, Class XC, IO, 0.07s, 2045	66,277,552	190,865
Government National Mortgage Association
IFB Ser. 06-34, Class SA, 38.063s, 2036	94,363	136,118
Ser. 07-17, Class CI, IO, 7 1/2s, 2037	93,359	16,772
IFB Ser. 08-47, Class S, IO, 7.459s, 2038	1,289,472	165,051
IFB Ser. 05-68, Class PU, IO, 7.054s, 2032	156,362	21,707
IFB Ser. 04-59, Class SC, IO, 6.959s, 2034	631,407	90,436
IFB Ser. 05-68, Class SN, IO, 6.958s, 2034	352,806	39,034
IFB Ser. 04-47, Class SY, IO, 6.819s, 2034	189,357	22,526
IFB Ser. 04-96, Class KS, IO, 6.754s, 2034	163,082	22,832
IFB Ser. 06-16, Class GS, IO, 6.744s, 2036	61,488	6,888
IFB Ser. 04-5, Class PS, IO, 6.704s, 2033	1,982,000	319,895
IFB Ser. 07-35, Class TY, IO, 6.654s, 2035	1,138,533	84,092
IFB Ser. 04-70, Class SP, IO, 6.654s, 2034	57,928	7,676
IFB Ser. 07-26, Class SL, IO, 6.559s, 2037	66,757	8,662
IFB Ser. 07-22, Class S, IO, 6.554s, 2037	945,866	109,077
IFB Ser. 07-8, Class SH, IO, 6.554s, 2037	939,310	120,701
IFB Ser. 05-18, Class S, IO, 6.554s, 2035	118,447	15,573
IFB Ser. 05-77, Class CS, IO, 6.554s, 2032	172,456	15,494
IFB Ser. 07-51, Class SJ, IO, 6.504s, 2037	1,093,927	112,543
IFB Ser. 04-104, Class IS, IO, 6.504s, 2034	107,628	12,556
IFB Ser. 07-57, Class SI, IO, 6.494s, 2037	4,003,422	532,956
IFB Ser. 07-58, Class PS, IO, 6.454s, 2037	453,426	41,196
IFB Ser. 07-37, Class SU, IO, 6.449s, 2037	144,920	18,864
IFB Ser. 07-37, Class YS, IO, 6.429s, 2037	266,402	30,660
IFB Ser. 07-59, Class PS, IO, 6.424s, 2037	819,959	67,024
IFB Ser. 07-59, Class SP, IO, 6.424s, 2037	2,103,270	175,162
IFB Ser. 07-68, Class PI, IO, 6.404s, 2037	1,058,730	100,851
IFB Ser. 06-29, Class SN, IO, 6.404s, 2036	58,695	5,886
IFB Ser. 06-36, Class SN, IO, 6.364s, 2036	424,117	39,354
IFB Ser. 08-6, Class TI, IO, 6.359s, 2032	318,961	22,633
IFB Ser. 03-110, Class SP, IO, 6.359s, 2030	244,374	21,761
IFB Ser. 07-45, Class QB, IO, 6.354s, 2037	4,694,977	418,149
IFB Ser. 04-22, Class SE, IO, 6.354s, 2034	1,838,475	180,171
IFB Ser. 07-17, Class AI, IO, 6.309s, 2037	3,374,541	477,565
IFB Ser. 09-13, Class SD, IO, 6.309s, 2033	4,199,731	348,372

IFB Ser. 07-24, Class SA, IO, 6.264s, 2037	11,207,044	1,283,119
IFB Ser. 07-9, Class AI, IO, 6.259s, 2037	1,282,801	134,425
IFB Ser. 06-28, Class GI, IO, 6.254s, 2035	1,319,012	110,588
IFB Ser. 09-35, Class SP, IO, 6.159s, 2037	4,058,082	469,561
IFB Ser. 05-65, Class SI, IO, 6.104s, 2035	1,327,679	138,676
IFB Ser. 06-10, Class SL, IO, 6.014s, 2036	9,669,382	945,279
IFB Ser. 07-17, Class IC, IO, 6.009s, 2037	1,766,255	211,310
IFB Ser. 07-17, Class IB, IO, 6.004s, 2037	693,579	92,260
IFB Ser. 06-10, Class SM, IO, 6.004s, 2036	4,498,188	435,110
IFB Ser. 06-14, Class S, IO, 6.004s, 2036	1,108,819	105,756
IFB Ser. 06-11, Class ST, IO, 5.994s, 2036	676,385	63,655
IFB Ser. 07-25, Class KS, IO, 5.959s, 2037	338,255	31,150
IFB Ser. 07-21, Class S, IO, 5.959s, 2037	1,695,473	155,872
IFB Ser. 07-7, Class JI, IO, 5.954s, 2037	2,031,748	212,257
IFB Ser. 07-17, Class SI, IO, 5.947s, 2037	311,099	33,527
IFB Ser. 07-31, Class AI, IO, 5.939s, 2037	1,050,858	139,387
IFB Ser. 07-43, Class SC, IO, 5.859s, 2037	1,018,743	100,727
IFB Ser. 06-16, Class SJ, IO, 5.854s, 2036	146,424	13,191
IFB Ser. 09-25, Class SA, IO, 5.854s, 2035	6,166,332	645,368
IFB Ser. 05-27, Class SP, IO, 5.854s, 2035	170,328	18,024
IFB Ser. 04-87, Class SD, IO, 5.854s, 2034	133,805	14,917
IFB Ser. 04-83, Class CS, IO, 5.834s, 2034	254,563	27,605
IFB Ser. 07-28, Class SB, IO, 5.804s, 2037	184,070	19,451
IFB Ser. 04-89, Class HS, IO, 5.754s, 2034	1,459,471	153,113
Ser. 07-73, Class MO, PO, zero %, 2037	206,033	183,336
Ser. 06-36, Class OD, PO, zero %, 2036	50,535	42,452
FRB Ser. 07-73, Class KI, IO, zero %, 2037	2,057,837	32,557
FRB Ser. 07-73, Class KM, zero %, 2037	205,534	195,604
FRB Ser. 07-49, Class UF, zero %, 2037	30,949	30,862
FRB Ser. 07-35, Class UF, zero %, 2037	99,336	96,097
FRB Ser. 07-22, Class TA, zero %, 2037	24,745	24,472
FRB Ser. 06-56, Class YF, zero %, 2036	58,983	58,773
FRB Ser. 98-2, Class EA, PO, zero %, 2028	191,161	156,430
Greenwich Capital Commercial Funding Corp.
Ser. 05-GG5, Class A2, 5.117s, 2037	1,346,000	1,342,711
Ser. 05-GG5, Class XC, IO, 0.096s, 2037	139,019,450	411,039
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3, 5.999s, 2045	928,000	896,222
Ser. 06-GG6, Class A2, 5.506s, 2038	1,238,000	1,246,553
Ser. 05-GG4, Class A4, 4.761s, 2039	42,000	37,459
GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030	528,000	496,320
FRB Ser. 07-EOP, Class J, 1.104s, 2020	171,000	128,694
Ser. 06-GG8, Class X, IO, 0.666s, 2039	19,819,356	494,979
Ser. 03-C1, Class X1, IO, 0.343s, 2040	8,197,037	164,909
Ser. 04-C1, Class X1, IO, 0.329s, 2028	9,835,690	45,899
Ser. 06-GG6, Class XC, IO, 0.073s, 2038	65,985,033	148,856
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	104,918	87,716
Ser. 05-RP3, Class 1A3, 8s, 2035	360,284	291,941
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	282,640	226,092
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035	310,753	255,082
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	344,206	279,217
IFB Ser. 04-4, Class 1AS, IO, 5.778s, 2034	5,052,607	524,208
Ser. 05-RP3, Class 1AS, IO, 5.682s, 2035	8,484,116	859,017
GSR Mortgage Loan Trust Ser. 05-AR2, Class 2A1,
4.815s, 2035	575,676	443,271
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035 (In default) (NON)	100,429	1,808
HSI Asset Loan Obligation FRB Ser. 07-AR1, Class 2A1,
6.051s, 2037	1,318,344	777,823
IMPAC Secured Assets Corp. FRB Ser. 07-2, Class 1A1A,
0.356s, 2037 (F)	1,682,426	849,625
IndyMac Indx Mortgage Loan Trust
FRB Ser. 05-AR31, Class 3A1, 5.512s, 2036	1,591,798	923,243
FRB Ser. 07-AR11, Class 1A1, 5.126s, 2037	1,281,373	679,128
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029	377,000	343,070
FRB Ser. 07-LD12, Class AM, 6.26s, 2051	1,092,000	750,699
FRB Ser. 07-LD12, Class A3, 6.188s, 2051	8,744,000	8,161,249
FRB Ser. 07-LD11, Class A3, 6.006s, 2049	1,157,000	1,100,399
Ser. 07-CB20, Class A3, 5.863s, 2051	2,329,000	2,228,175
Ser. 06-CB15, Class A4, 5.814s, 2043	1,799,000	1,614,423
Ser. 07-CB20, Class A4, 5.794s, 2051	515,000	446,485
FRB Ser. 04-PNC1, Class A4, 5.564s, 2041	16,000	16,143
Ser. 05-CB12, Class A4, 4.895s, 2037	42,000	39,798
Ser. 04-C3, Class A5, 4.878s, 2042	40,000	38,791
Ser. 05-LDP2, Class AM, 4.78s, 2042	680,000	562,259
Ser. 06-LDP8, Class X, IO, 0.761s, 2045	26,234,390	647,273
Ser. 06-CB17, Class X, IO, 0.7s, 2043	17,510,425	400,899
Ser. 06-LDP9, Class X, IO, 0.64s, 2047	4,071,978	74,318
Ser. 07-LDPX, Class X, IO, 0.525s, 2049	21,922,751	252,072
Ser. 06-CB16, Class X1, IO, 0.124s, 2045	15,988,482	188,528
JPMorgan Chase Commercial Mortgage Securities Corp.
144A
Ser. 00-C9, Class G, 6 1/4s, 2032	473,000	469,944
Ser. 03-ML1A, Class X1, IO, 0.82s, 2039	14,867,093	494,615
Ser. 05-CB12, Class X1, IO, 0.149s, 2037	21,870,323	147,314
Ser. 07-CB20, Class X1, IO, 0.112s, 2051	35,145,414	282,545
Ser. 06-LDP6, Class X1, IO, 0.092s, 2043	43,988,286	154,333
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	314,997	219,094
Ser. 99-C1, Class G, 6.41s, 2031	337,198	188,135
Ser. 98-C4, Class G, 5.6s, 2035	260,000	247,650
Ser. 98-C4, Class H, 5.6s, 2035 (F)	441,000	310,822
LB-UBS Commercial Mortgage Trust
Ser. 01-C3, Class A2, 6.365s, 2028	14,000	14,641
Ser. 04-C7, Class A6, 4.786s, 2029	747,000	700,647

Ser. 07-C2, Class XW, IO, 0.741s, 2040	4,716,032	112,054
LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO, 0.914s, 2038	23,013,967	727,274
Ser. 03-C5, Class XCL, IO, 0.485s, 2037	6,364,720	117,041
Ser. 05-C3, Class XCL, IO, 0.349s, 2040	48,875,099	870,466
Ser. 05-C5, Class XCL, IO, 0.27s, 2020	52,127,211	605,932
Ser. 05-C2, Class XCL, IO, 0.192s, 2040	116,366,445	945,117
Ser. 05-C7, Class XCL, IO, 0.168s, 2040	63,731,783	430,457
Ser. 06-C7, Class XCL, IO, 0.137s, 2038	35,377,721	490,038
Ser. 07-C2, Class XCL, IO, 0.124s, 2040	75,935,290	784,768
Ser. 06-C1, Class XCL, IO, 0.123s, 2041	66,956,602	558,686
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A
FRB Ser. 04-LLFA, Class H, 1.193s, 2017	377,000	254,833
FRB Ser. 05-LLFA, Class J, 1.043s, 2018	173,000	81,615
MASTR Adjustable Rate Mortgages Trust Ser. 04-7,
Class 2A1, 4.476s, 2034	47,599	32,712
MASTR Reperforming Loan Trust 144A
Ser. 05-2, Class 1A3, 7 1/2s, 2035	255,886	196,777
Ser. 05-1, Class 1A4, 7 1/2s, 2034	448,120	367,736
Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1,
0.866s, 2027	1,581,565	1,007,641
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.148s, 2049	37,754,605	424,131
Merrill Lynch Floating Trust 144A FRB Ser. 06-1,
Class TM, 0.743s, 2022	408,848	286,194
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 98-C3, Class E, 6.985s, 2030	283,000	219,069
FRB Ser. 05-A9, Class 3A1, 5.259s, 2035	1,387,073	1,094,109
Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 6.022s, 2050	640,000	554,875
FRB Ser. 07-C1, Class A4, 6.022s, 2050	720,000	613,155
FRB Ser. 04-BPC1, Class A5, 4.855s, 2041	41,000	38,127
FRB Ser. 05-MCP1, Class A4, 4.747s, 2043	40,000	38,359
Ser. 05-MCP1, Class XC, IO, 0.262s, 2043	27,656,556	207,424
Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 0.384s, 2039	5,766,258	111,865
Ser. 05-LC1, Class X, IO, 0.1s, 2044	14,917,978	89,491
Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A3, 6.156s, 2049	1,790,000	1,354,314
FRB Ser. 07-8, Class A2, 6.119s, 2049	759,000	736,989
Ser. 06-4, Class A2, 5.112s, 2049	3,296,000	3,277,121
Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 8.006s, 2037	1,307,223	130,722
Ser. 04-C2, Class X, IO, 6.004s, 2040	1,073,937	93,969
Ser. 05-C3, Class X, IO, 5.555s, 2044	1,169,826	84,812
Ser. 06-C4, Class X, IO, 5.454s, 2016	3,461,665	233,662
Morgan Stanley Capital 144A Ser. 05-RR6, Class X, IO,
1.635s, 2043	4,781,550	137,278
Morgan Stanley Capital I
FRB Ser. 08-T29, Class A3, 6.458s, 2043	553,000	538,257
FRB Ser. 06-IQ11, Class A4, 5.942s, 2042	1,799,000	1,694,254
Ser. 06-T21, Class A2, 5.09s, 2052	1,237,000	1,241,574
Ser. 05-HQ6, Class A4A, 4.989s, 2042	1,065,000	1,020,377
Ser. 04-HQ4, Class A7, 4.97s, 2040	882,000	862,528
Morgan Stanley Capital I 144A
Ser. 04-RR, Class F5, 6s, 2039	790,000	71,100
Ser. 04-RR, Class F6, 6s, 2039	820,000	65,600
Ser. 05-HQ5, Class X1, IO, 0.185s, 2042	8,545,852	43,327
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 3.991s, 2035	1,499,100	869,478
Mortgage Capital Funding, Inc. FRB Ser. 98-MC2,
Class E, 7.183s, 2030	470,000	333,700
Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT,
6.281s, 2035	170,284	126,901
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class PT, 9.087s, 2034	147,919	140,038
PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032	1,699,000	1,697,808
Ser. 00-C1, Class J, 6 5/8s, 2010	206,000	127,720
Residential Asset Securitization Trust Ser. 07-A5,
Class 2A3, 6s, 2037	493,315	310,789
Salomon Brothers Mortgage Securities VII 144A Ser.
02-KEY2, Class X1, IO, 0.596s, 2036	8,713,751	298,010
STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018	336,000	245,280
Ser. 03-1A, Class M, 5s, 2018	228,000	125,400
Ser. 04-1A, Class L, 5s, 2018	150,000	84,000
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037	3,418,189	2,119,277
FRB Ser. 07-10, Class 1A1, 6s, 2037	4,511,236	2,610,525
FRB Ser. 05-18, Class 6A1, 5.23s, 2035	722,519	570,790
Structured Adjustable Rate Mortgage Loan Trust 144A
Ser. 04-NP2, Class A, 0.596s, 2034	274,951	219,961
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 6.004s, 2037	16,960,578	1,823,262
Ser. 07-4, Class 1A4, IO, 1s, 2037	17,945,350	534,413
Structured Asset Securities Corp. 144A
Ser. 07-RF1, Class 1A, IO, 5.371s, 2037	4,221,903	406,358
Ser. 06-RF4, Class 1A, IO, 5.313s, 2036	2,337,133	269,027
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C33, Class A3, 6.1s, 2051	1,405,000	1,352,736
Ser. 07-C31, Class A3, 5.483s, 2047	644,000	598,530
Ser. 07-C31, Class A2, 5.421s, 2047	3,696,000	3,620,631
Ser. 07-C30, Class A3, 5.246s, 2043	1,743,000	1,669,197
Ser. 04-C15, Class A4, 4.803s, 2041	1,317,000	1,270,929
Ser. 06-C29, IO, 0.53s, 2048	36,323,071	511,897
Ser. 07-C34, IO, 0.52s, 2046	9,391,476	135,469
Wachovia Bank Commercial Mortgage Trust 144A

FRB Ser. 05-WL5A, Class L, 3.543s, 2018	313,000	93,900
Ser. 03-C3, Class IOI, IO, 0.549s, 2035	6,430,281	164,405
Ser. 07-C31, IO, 0.435s, 2047	57,723,287	526,793
Ser. 06-C27, Class XC, IO, 0.156s, 2045	18,246,098	111,454
Ser. 06-C23, Class XC, IO, 0.08s, 2045	38,571,603	117,452
Ser. 06-C26, Class XC, IO, 0.066s, 2045	14,528,711	30,809
WAMU Commercial Mortgage Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2036	73,000	23,294
Ser. 06-SL1, Class X, IO, 0.934s, 2043	3,030,830	108,443
Ser. 07-SL2, Class X, IO, 0.85s, 2049	5,872,057	176,573
Washington Mutual Multi-Fam., Mtge. 144A Ser. 01-1,
Class B5, 7.187s, 2031	572,000	362,705

Total collateralized mortgage obligations (cost $196,066,143)		$223,113,045

CORPORATE BONDS AND NOTES (24.1%)(a)
	Principal amount	Value

Basic materials (1.7%)
ArcelorMittal sr. unsec. unsub. 9.85s, 2019
(Luxembourg)	$145,000	$170,947
ArcelorMittal sr. unsec. unsub. notes 6 1/8s, 2018
(Luxembourg)	140,000	137,922
Bemis Co., Inc. sr. unsec. unsub. notes 6.8s, 2019	80,000	89,278
Dow Chemical Co. (The) notes 9.4s, 2039	305,000	375,633
Dow Chemical Co. (The) sr. unsec. notes 7.6s, 2014	1,094,000	1,210,236
Dow Chemical Co. (The) sr. unsec. unsub. notes 5.9s,
2015	935,000	959,668
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017	349,000	370,813
Georgia-Pacific Corp. LLC sr. unsec. unsub. notes 8 1/8s, 2011	260,000	269,750
Georgia-Pacific Corp. LLC sr. unsec. unsub. notes 9 1/2s,
2011	106,000	112,890
Holcim, Ltd. 144 company guaranty 6s, 2019 (China)	215,000	217,616
International Paper Co. bonds 7.95s, 2018	98,000	106,228
International Paper Co. sr. unsec. notes 9 3/8s, 2019	351,000	408,915
International Paper Co. sr. unsec. unsub. notes
7 1/2s, 2021	465,000	492,698
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016	225,000	240,011
Nalco Co. 144A sr. notes 8 1/4s, 2017	89,000	93,450
Potash Corp. of Saskatchewan, Inc. sr. unsec. notes
6 1/2s, 2019 (Canada)	227,000	254,394
Potash Corp. of Saskatchewan, Inc. sr. unsec. notes
5 1/4s, 2014 (Canada)	63,000	68,157
Potash Corp. of Saskatchewan, Inc. sr. unsec. notes
4 7/8s, 2020 (Canada)	80,000	79,908
Rio Tinto Finance USA LTD company guaranty sr. unsec.
notes 9s, 2019 (Australia)	270,000	331,445
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 7 3/8s, 2012	100,000	101,000
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2015	170,000	162,775
Teck Resources, Ltd. sr. notes 10 3/4s, 2019 (Canada)	75,000	87,188
Teck Resources, Ltd. sr. notes 10 1/4s, 2016 (Canada)	111,000	125,430
Teck Resources, Ltd. sr. notes 9 3/4s, 2014 (Canada)	93,000	102,300
Vale Overseas, Ltd. company guaranty unsec. unsub.
notes 5 5/8s, 2019	224,000	227,848
Westvaco Corp. unsec. notes 7 1/2s, 2027	60,000	50,366
Weyerhaeuser Co. sr. unsec. notes 7 3/8s, 2019	225,000	223,683
Xstrata Finance Canada, Ltd. 144A company guaranty
5.8s, 2016 (Canada)	305,000	299,876
		7,370,425

Capital goods (0.5%)
Allied Waste North America, Inc. sec. notes Ser. B,
5 3/4s, 2011	210,000	218,037
Allied Waste North America, Inc. sr. unsec. notes
6 3/8s, 2011	105,000	109,531
Ball Corp. company guaranty sr. unsec. notes 7 1/8s,
2016	33,000	33,660
Ball Corp. company guaranty sr. unsec. notes 6 5/8s,
2018	275,000	265,375
Boeing Co. (The) sr. unsec. unsub. notes 5 7/8s, 2040	255,000	278,208
Eaton Corp. notes 5.6s, 2018	100,000	104,087
L-3 Communications Corp. company guaranty Ser. B,
6 3/8s, 2015	240,000	242,400
L-3 Communications Corp. company guaranty sr. unsec.
sub. notes 5 7/8s, 2015	185,000	184,075
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)	323,000	302,054
Parker Hannifin Corp. sr. unsec. unsub. notes Ser.
MTN, 6 1/4s, 2038	205,000	227,338
Republic Services, Inc. 144A sr. unsec. notes 5 1/2s,
2019	210,000	216,333
United Technologies Corp. sr. unsec. notes 6 1/8s, 2038	245,000	282,250
		2,463,348

Communication services (2.9%)
American Tower Corp. sr. unsec. notes 7s, 2017	505,000	517,625
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031	494,000	654,383
AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018	130,000	135,639
AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038	1,500,000	1,582,181
AT&T, Inc. sr. unsec. unsub. notes 4.95s, 2013	465,000	494,847
Bellsouth Capital Funding unsec. notes 7 7/8s, 2030	480,000	575,419
Comcast Cable Communications company guaranty sr.
unsub. notes 8 7/8s, 2017	400,000	493,307

Comcast Corp. company guaranty sr. unsec. unsub. notes
6.95s, 2037	205,000	228,813
Cox Communications, Inc. notes 7 1/8s, 2012	135,000	150,595
Cox Communications, Inc. 144A bonds 8 3/8s, 2039	245,000	299,295
Cox Communications, Inc. 144A notes 5 7/8s, 2016	125,000	131,051
France Telecom notes 8 1/2s, 2031 (France)	85,000	117,528
Nextel Communications, Inc. sr. notes Ser. E, 6 7/8s,
2013	245,000	226,625
Rogers Communications Inc. company guaranty notes
6.8s, 2018 (Canada)	295,000	330,620
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)	475,000	524,370
TCI Communications, Inc. company guaranty 7 7/8s, 2026	795,000	930,590
TCI Communications, Inc. debs. 9.8s, 2012	670,000	771,690
Telecom Italia Capital SA company guaranty 5 1/4s,
2015 (Italy)	100,000	103,527
Telecom Italia Capital SA company guaranty 5 1/4s,
2013 (Italy)	145,000	152,532
Telecom Italia Capital SA company guaranty 4s, 2010
(Italy)	70,000	70,416
Telefonica Emisones SAU company guaranty 6.221s, 2017
(Spain)	140,000	154,547
Telefonica Emisones SAU company guaranty sr. unsec.
notes 4.949s, 2015 (Spain)	230,000	242,849
Telefonica Europe BV company guaranty 8 1/4s, 2030
(Spain)	240,000	310,789
Time Warner Cable, Inc. company guaranty sr. notes
7.3s, 2038	575,000	659,412
Time Warner Cable, Inc. company guaranty sr. unsec.
6 3/4s, 2018	40,000	44,132
Time Warner Cable, Inc. company guaranty sr. unsec.
notes 7 1/2s, 2014	260,000	298,693
Time Warner Cable, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2039	125,000	135,180
Verizon Communications, Inc. sr. unsec. notes 7.35s,
2039	230,000	272,730
Verizon Communications, Inc. sr. unsec. unsub. notes
8 3/4s, 2018	90,000	112,804
Verizon New England, Inc. sr. notes 6 1/2s, 2011	975,000	1,048,360
Verizon New Jersey, Inc. debs. 8s, 2022	40,000	45,831
Verizon Pennsylvania, Inc. debs. 8.35s, 2030	405,000	469,881
Verizon Virginia, Inc. debs. Ser. A, 4 5/8s, 2013	255,000	264,796
Verizon Wireless, Inc. 144A notes 5.55s, 2014	790,000	853,738
		13,404,795

Conglomerates (0.1%)
Siemens Financieringsmaatschappij 144A notes 5 3/4s,
2016 (Netherlands)	285,000	313,312
		313,312

Consumer cyclicals (1.2%)
Corrections Corporation of America company guaranty
sr. notes 7 3/4s, 2017	208,000	214,240
DaimlerChrysler NA Holding Corp. company guaranty
6 1/2s, 2013 (Germany)	175,000	188,537
DaimlerChrysler NA Holding Corp. company guaranty
unsec. unsub. notes Ser. MTN, 5 3/4s, 2011 (Germany)	265,000	278,344
DIRECTV Holdings, LLC 144A company guaranty sr. unsec.
unsub. notes 5 7/8s, 2019	610,000	606,188
Macy's Retail Holdings, Inc. company guaranty sr.
unsec. notes 6 5/8s, 2011	215,000	217,222
News America Holdings, Inc. company guaranty 7 3/4s,
2024	420,000	441,714
News America Holdings, Inc. debs. 7 3/4s, 2045	265,000	282,013
News America, Inc. company guaranty sr. unsec. notes
6.9s, 2019	105,000	117,167
Omnicom Group, Inc. sr. notes 5.9s, 2016	275,000	290,140
Target Corp. bonds 6 1/2s, 2037	690,000	772,011
Time Warner Entertainment Co., LP debs. Ser. *,
8 3/8s, 2023	5,000	5,998
Time Warner, Inc. company guaranty sr. unsec. notes
FRN 0.684s, 2009	355,000	355,090
Time Warner, Inc. debs. 9.15s, 2023	325,000	408,338
Time Warner, Inc. debs. 9 1/8s, 2013	340,000	394,813
Viacom, Inc. unsec. sr. Company guaranty 7 7/8s, 2030	555,000	529,075
Wal-Mart Stores, Inc. sr. unsec. notes 6.2s, 2038	130,000	148,187
Whirlpool Corp. sr. unsec. notes 8.6s, 2014	80,000	89,490
		5,338,567

Consumer staples (1.8%)
Altria Group, Inc. company guaranty sr. unsec. notes
9 1/4s, 2019	285,000	348,257
Altria Group, Inc. company guaranty sr. unsec. unsub.
notes 8 1/2s, 2013	245,000	284,787
Anheuser-Busch InBev Worldwide, Inc. 144A company
guaranty sr. notes 8.2s, 2039	285,000	375,812
Anheuser-Busch InBev Worldwide, Inc. 144A company
guaranty sr. unsec. unsub. notes 7 3/4s, 2019	140,000	165,656
Campbell Soup Co. debs. 8 7/8s, 2021	345,000	470,184
ConAgra Foods, Inc. unsec. notes 7 7/8s, 2010	118,000	124,900
CVS Caremark Corp. sr. unsec. FRN 6.302s, 2037	790,000	675,450
CVS Caremark Corp. 144A pass-through certificates
6.117s, 2013	638,224	671,968
Delhaize Group sr. unsub. notes 6 1/2s, 2017 (Belgium)	230,000	250,317
Diageo Capital PLC company guaranty 5 3/4s, 2017
(United Kingdom)	565,000	620,133
Diageo Capital PLC company guaranty 5.2s, 2013 (United

Kingdom)	270,000	289,353
General Mills, Inc. sr. unsec. notes 5.65s, 2019	85,000	91,998
HJ Heinz Finance Co. 144A company guaranty 7 1/8s, 2039	275,000	325,485
Kellogg Co. sr. unsec. notes 4.45s, 2016	50,000	52,294
Kraft Foods, Inc. notes 6 1/8s, 2018	295,000	314,003
Kroger Co. company guaranty 6 3/4s, 2012	20,000	21,996
Kroger Co. company guaranty 6.4s, 2017	200,000	221,291
McDonald's Corp. sr. unsec. Ser. MTN, 6.3s, 2038	220,000	256,477
McDonald's Corp. sr. unsec. bond 6.3s, 2037	345,000	401,875
McDonald's Corp. sr. unsec. notes 5.7s, 2039	145,000	156,987
SABMiller PLC 144A notes 6 1/2s, 2018 (United Kingdom)	465,000	516,117
Sara Lee Corp. sr. unsec. unsub. notes 6 1/4s, 2011	350,000	377,950
Tesco PLC 144A sr. unsec. unsub. notes 6.15s, 2037
(United Kingdom)	550,000	588,549
Tyson Foods, Inc. sr. unsec. notes 8 1/4s, 2011	235,000	246,750
WPP Finance UK company guaranty sr. unsec. notes 8s,
2014 (United Kingdom)	245,000	268,751
		8,117,340

Energy (1.4%)
Amerada Hess Corp. unsub. notes 6.65s, 2011	90,000	96,580
Chesapeake Energy Corp. sr. unsec. notes 7 5/8s, 2013	420,000	417,375
ConocoPhillips company guaranty sr. unsec. bond 5.9s,
2038	245,000	260,921
ConocoPhillips company guaranty sr. unsec. notes 5.2s,
2018	120,000	125,422
ConocoPhillips notes 6 1/2s, 2039	430,000	495,680
Devon Energy Corp. sr. notes 6.3s, 2019	155,000	171,009
EnCana Corp. sr. unsec. notes 6 1/2s, 2019 (Canada)	120,000	133,219
EOG Resources, Inc. sr. unsec. notes 5 5/8s, 2019	155,000	169,681
Forest Oil Corp. sr. notes 8s, 2011	250,000	253,750
Halliburton Co. sr. unsec. notes 7.45s, 2039	385,000	484,601
Husky Energy, Inc. sr. notes 5.9s, 2014 (Canada)	125,000	135,003
Kerr-McGee Corp. sec. notes 6.95s, 2024	295,000	315,841
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	90,000	94,716
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	280,000	275,100
Nexen, Inc. sr. unsec. unsub. notes 7 1/2s, 2039
(Canada)	265,000	287,857
Peabody Energy Corp. sr. notes 5 7/8s, 2016	325,000	309,563
Petro-Canada sr. unsec. unsub. notes 6.05s, 2018
(Canada)	50,000	52,355
Ras Laffan Liquefied Natural Gas Co., Ltd. 144A
company guaranty sr. notes 5 1/2s, 2014 (Qatar)	500,000	530,812
Weatherford International, Inc. company guaranty sr.
unsec. unsub. bonds 6.8s, 2037	95,000	99,888
Weatherford International, Inc. company guaranty sr.
unsec. unsub. bonds 6.35s, 2017	115,000	122,342
Weatherford International, Ltd. company guaranty
6 1/2s, 2036 (China)	185,000	188,531
Weatherford International, Ltd. sr. notes 5 1/2s, 2016
(China)	195,000	198,564
Williams Cos., Inc. (The) sr. unsec. notes 8 3/4s, 2020	415,000	477,102
XTO Energy, Inc. sr. unsec. notes 6 3/4s, 2037	305,000	340,254
XTO Energy, Inc. sr. unsec. unsub. notes 6 1/2s, 2018	245,000	270,471
		6,306,637

Financials (8.0%)
Aflac, Inc. sr. notes 8 1/2s, 2019	120,000	143,048
AGFC Capital Trust I 144A company guaranty 6s, 2067	270,000	108,000
Allstate Life Global Funding Trusts notes Ser. MTN,
5 3/8s, 2013	415,000	441,726
American Express Bank FSB notes Ser. BKN1, 5.55s, 2012	350,000	370,958
American Express Bank FSB sr. unsec. FRN Ser. BKNT,
0.544s, 2017	570,000	427,085
American Express Co. sr. unsec. notes 8 1/8s, 2019	800,000	946,153
American Express Travel Related Services Co., Inc. sr.
unsec. unsub. notes FRN Ser. EMTN, 0.461s, 2011	275,000	263,688
Bank of America Corp. sr. unsec. unsub. notes 6 1/2s,
2016	190,000	199,719
BankAmerica Capital III bank guaranty jr. unsec. FRN
Ser. *, 1.079s, 2027	465,000	269,849
Barclays Bank PLC sr. unsec. unsub. notes 5s, 2016	180,000	181,239
Barclays Bank PLC 144A sub. notes 10.179s, 2021	767,000	1,022,852
Barclays Bank PLC 144A unsec. sub. notes 6.05s, 2017	600,000	603,820
Bear Stearns Cos., Inc. (The) notes Ser. MTN, 6.95s,
2012	700,000	779,230
Bear Stearns Cos., Inc. (The) sr. notes 6.4s, 2017	455,000	495,638
Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s,
2018	715,000	816,560
Bosphorus Financial Services, Ltd. 144A sr. notes FRN
2.24s, 2012	565,625	498,386
Capital One Capital III company guaranty 7.686s, 2036	475,000	401,375
Chubb Corp. (The) sr. notes 6 1/2s, 2038	235,000	277,057
Citigroup, Inc. sr. unsec. notes 6s, 2017	585,000	576,960
Citigroup, Inc. sr. unsec. unsub. notes 6 1/8s, 2017	505,000	501,389
Citigroup, Inc. sr. unsec. unsub. notes 5 1/4s, 2012	960,000	986,015
Citigroup, Inc. sr. unsec. unsub. notes FRN 0.604s,
2010	695,000	690,686
Citigroup, Inc. sub. notes 5s, 2014	565,000	537,646
Credit Suisse Guernsey Ltd. jr. sub. FRN 5.86s, 2049
(United Kingdom)	576,000	437,760
Deutsche Bank Capital Funding Trust VII 144A FRB
5.628s, 2049	495,000	361,350
Dresdner Funding Trust I 144A bonds 8.151s, 2031	575,000	391,000
Duke Realty LP sr. unsec. notes 6 1/2s, 2018	185,000	173,845
Duke Realty LP sr. unsec. notes 6 1/4s, 2013	40,000	40,022
Federal Realty Investment Trust sr. unsec. unsub.

notes 5.95s, 2014 (R)	100,000	100,226
Fleet Capital Trust V bank guaranty FRN 1.292s, 2028	675,000	379,810
Fund American Cos., Inc. notes 5 7/8s, 2013	485,000	463,650
GATX Financial Corp. notes 5.8s, 2016	235,000	210,770
General Electric Capital Corp. sr. unsec. FRN Ser.
MTN, 0.661s, 2016	100,000	88,007
General Electric Capital Corp. sr. unsec. notes Ser.
MTN, 6 7/8s, 2039	960,000	993,719
General Electric Capital Corp. sub. notes FRN 6 3/8s,
2067	565,000	467,538
Goldman Sachs Group, Inc (The) sr. unsec. 6.15s, 2018	230,000	241,940
Goldman Sachs Group, Inc. (The) sr. notes 5.45s, 2012	500,000	537,476
Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037	1,200,000	1,246,150
Health Care Property Investors, Inc. sr. unsec. notes
6s, 2017	320,000	298,857
Health Care REIT, Inc. sr. notes 6s, 2013 (R)	160,000	161,782
Highwood Properties, Inc. sr. unsec. bonds 5.85s, 2017
(R)	410,000	361,101
HSBC Finance Capital Trust IX FRN 5.911s, 2035	1,400,000	1,050,000
HSBC Holdings PLC sub. notes 6 1/2s, 2037 (United
Kingdom)	1,005,000	1,087,029
JPMorgan Chase Bank NA sub. notes Ser. BKNT, 6s, 2017	405,000	425,958
JPMorgan Chase Capital XVIII bonds Ser. R, 6.95s, 2036	337,000	323,190
JPMorgan Chase Capital XXV bonds Ser. Y, 6.8s, 2037	365,000	367,324
Liberty Mutual Insurance 144A notes 7.697s, 2097	900,000	691,340
Loews Corp. notes 5 1/4s, 2016	210,000	212,683
Marsh & McLennan Cos., Inc. sr. unsec. notes 6 1/4s,
2012	655,000	676,867
Marsh & McLennan Cos., Inc. sr. unsec. notes 5 3/8s,
2014	395,000	411,060
Massachusetts Mutual Life Insurance Co. 144A notes
8 7/8s, 2039	370,000	453,447
Merrill Lynch & Co., Inc. jr. sub. bonds 7 3/4s, 2038	875,000	986,054
Merrill Lynch & Co., Inc. notes FRN Ser. MTN, 0.704s,
2011	340,000	330,900
Merrill Lynch & Co., Inc. sr. unsec. notes Ser. MTN,
6 7/8s, 2018	540,000	567,916
MetLife Capital Trust IV 144A jr. sub. debs. 7 7/8s,
2067	1,500,000	1,410,000
Morgan Stanley sr. unsec. notes FRN Ser. MTN, 0.333s,
2010	445,000	444,765
Morgan Stanley & Co. sr. unsec. notes Ser. MTN,
5 3/4s, 2016	445,000	451,550
Nationwide Financial Services, Inc. notes 5 5/8s, 2015	260,000	237,897
Nationwide Health Properties, Inc. notes 6 1/2s, 2011
(R)	270,000	278,304
Nationwide Health Properties, Inc. unsec. notes
6 1/4s, 2013 (R)	445,000	449,054
Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031	205,000	195,965
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	515,000	412,230
Prudential Financial, Inc. sr. notes 7 3/8s, 2019	165,000	184,142
Prudential Financial, Inc. sr. notes 6.2s, 2015	165,000	174,564
Prudential Financial, Inc. sr. unsec. unsub. notes
Ser. MTNB, 5.1s, 2014	205,000	207,155
Royal Bank of Scotland Group PLC jr. sub. notes FRN
Ser. MTN, 7.64s, 2049 (United Kingdom)	300,000	156,000
Simon Property Group LP sr. unsec. notes 6 3/4s,
2014 (R)	233,000	249,687
Simon Property Group LP sr. unsec. notes 6 1/8s, 2018
(R)	370,000	377,831
Simon Property Group LP unsub. bonds 5 3/4s, 2015 (R)	153,000	156,506
SLM Corp. notes Ser. MTNA, 4 1/2s, 2010	525,000	510,124
Sovereign Bancorp, Inc. sr. notes 4.8s, 2010	305,000	313,931
State Street Capital Trust IV company guaranty jr.
unsec. sub. bond FRB 1.299s, 2037	200,000	128,222
Swiss Re Capital I LP 144A company guaranty FRN
6.854s, 2049 (United Kingdom)	155,000	113,049
Travelers Cos., Inc. (The) sr. unsec. notes 5.9s, 2019	100,000	112,055
Wachovia Bank NA sr. unsec. sub. notes Ser. BKNT,
6.6s, 2038	285,000	312,841
Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017	930,000	975,763
Wachovia Corp. sr. unsec. notes 5 3/4s, 2017	760,000	802,920
Wells Fargo & Co. sr. notes 4 3/8s, 2013	155,000	160,058
Wells Fargo Bank NA unsec. sub. notes FRN 0.65s, 2016	400,000	345,359
Wells Fargo Capital XV jr. sub. unsec. company
guaranty FRN 9 3/4s, 2049	375,000	390,000
Westpac Capital Trust III 144A unsec. sub. notes FRN
5.819s, 2049 (Australia)	645,000	561,337
Willis Group North America, Inc. company guaranty
6.2s, 2017	245,000	239,827
ZFS Finance USA Trust I 144A bonds FRB 6 1/2s, 2037	218,000	176,580
		36,605,566

Health care (1.4%)
Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	755,000	796,743
AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United
Kingdom)	730,000	816,787
Eli Lilly & Co. sr. unsec. unsub. notes 5.95s, 2037	230,000	261,595
Express Scripts, Inc. sr. unsec. notes 7 1/4s, 2019	83,000	97,557
Express Scripts, Inc. sr. unsec. notes 6 1/4s, 2014	207,000	226,669
GlaxoSmith Kline Capital, Inc. company guaranty sr.
notes 5.65s, 2018	440,000	482,019
Hospira, Inc. sr. notes 6.05s, 2017	45,000	47,123
Hospira, Inc. sr. notes 5.55s, 2012	200,000	212,233
Merck & Co., Inc. sr. unsec. unsub. notes 5.85s, 2039	97,000	108,086
Merck & Co., Inc. sr. unsec. unsub. notes 5s, 2019	93,000	98,897
Novartis Securities Investment, Ltd. company guaranty
sr. unsec. notes 5 1/8s, 2019	525,000	557,649

Pfizer, Inc. sr. unsec. notes 7.2s, 2039	483,000	607,909
Pfizer, Inc. sr. unsec. notes 6.2s, 2019	152,000	171,338
Roche Holdings, Inc. 144A company guaranty sr. unsec.
notes 7s, 2039	295,000	371,963
UnitedHealth Group, Inc. sr. unsec. notes 5.8s, 2036	200,000	194,268
UnitedHealth Group, Inc. sr. unsec. notes 5 1/2s, 2012	305,000	326,603
Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017
(R)	190,000	186,200
Watson Pharmaceuticals, Inc. sr. unsec. notes 6 1/8s,
2019	245,000	257,666
WellPoint, Inc. notes 7s, 2019	405,000	459,132
		6,280,437

Technology (0.6%)
Dell, Inc. sr. unsec. notes 5 7/8s, 2019	65,000	69,683
Fiserv, Inc. sr. unsec. unsub. notes company guaranty
6.8s, 2017	305,000	336,768
Fiserv, Inc. sr. unsec. unsub. notes company guaranty
6 1/8s, 2012	269,000	291,552
IBM Corp. sr. unsec. notes 5.7s, 2017	240,000	264,279
Lexmark International Inc, sr. unsec. notes 5.9s, 2013	405,000	404,661
Nokia Corp. sr. unsec. notes 6 5/8s, 2039 (Finland)	79,000	90,007
Nokia Corp. sr. unsec. notes 5 3/8s, 2019 (Finland)	36,000	38,318
Xerox Corp. sr. notes 8 1/4s, 2014	261,000	294,868
Xerox Corp. sr. notes 6.4s, 2016	445,000	466,247
Xerox Corp. sr. unsec. notes 6.35s, 2018	540,000	561,387
		2,817,770

Transportation (0.7%)
American Airlines, Inc. pass-through certificates Ser.
01-1, 6.817s, 2011	40,000	37,400
American Airlines, Inc. pass-through certificates Ser.
01-2, 7.858s, 2011	215,000	214,731
Burlington Northern Santa Fe Corp. sr. unsec. notes
7s, 2014	135,000	154,622
Burlington Northern Santa Fe Corp. sr. unsec. notes
5 3/4s, 2018	160,000	173,800
Burlington Northern Santa Fe Corp. sr. unsec. notes
4.7s, 2019	645,000	652,219
Delta Air Lines, Inc. pass-through certificates Ser.
71-A, 6.821s, 2022	328,257	305,279
GATX Corp. notes 4 3/4s, 2012	195,000	196,711
Northwest Airlines Corp. pass-through certificates
Ser. 00-1, 7.15s, 2019	589,564	504,077
Southwest Airlines Co. pass-through certificates Ser.
07-1, 6.15s, 2022	327,205	325,934
Union Pacific Corp. sr. unsec. bond 5.7s, 2018	50,000	53,553
Union Pacific Corp. sr. unsub. notes 5 3/4s, 2017	205,000	219,761
Union Pacific Corp. 144A pass-through certificates
5.214s, 2014	295,000	313,508
United AirLines, Inc. pass-through certificates Ser.
07-A, 6.636s, 2022	263,973	224,377
		3,375,972

Utilities and power (3.8%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	150,000	158,954
Ameren Corp. sr. unsec. notes 8 7/8s, 2014	90,000	101,473
Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035	255,000	251,663
Atmos Energy Corp. sr. unsub. notes 6.35s, 2017	370,000	401,326
Beaver Valley II Funding debs. 9s, 2017	482,000	492,638
Boardwalk Pipelines LP company guaranty 5 7/8s, 2016	680,000	690,443
Bruce Mansfield Unit pass-through certificates 6.85s,
2034	942,176	924,637
CenterPoint Energy Resources Corp. notes 7 3/4s, 2011	515,000	547,643
Commonwealth Edison Co. 1st mtge. 6.15s, 2017	105,000	116,027
Commonwealth Edison Co. 1st mtge. sec. bonds 5 7/8s,
2033	195,000	205,876
Commonwealth Edison Co. 1st mtge. sec. bonds 5.8s, 2018	80,000	86,426
Dominion Resources, Inc. jr. sub. notes FRN Ser. 06-B,
6.3s, 2066	1,375,000	1,100,000
Dominion Resources, Inc. sr. unsec. unsub. notes Ser.
07-A, 6s, 2017	75,000	82,285
Duke Energy Corp. sr. unsec. notes 6 1/4s, 2018	490,000	537,827
El Paso Natural Gas Co. sr. unsec. notes 5.95s, 2017	50,000	51,654
El Paso Natural Gas Co. sr. unsec. unsub. bonds Ser.
*, 8 3/8s, 2032	380,000	456,225
Electricite de France 144A notes 6.95s, 2039 (France)	415,000	514,167
Enel Finance Intl. SA 144A company guaranty sr. unsec.
notes 5 1/8s, 2019 (Luxembourg)	280,000	278,768
Entergy Gulf States, Inc. 1st mtge. 5 1/4s, 2015	410,000	409,259
Illinois Power Co. 1st mtge. sr. bond 9 3/4s, 2018	200,000	251,083
Indianapolis Power & Light 144A 1st mtge. 6.3s, 2013	230,000	248,434
Indiantown Cogeneration LP 1st mtge. Ser. A-10, 9.77s,
2020	320,000	313,600
ITC Holdings Corp. 144A notes 5 7/8s, 2016	450,000	459,440
ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	140,000	144,966
Kansas Gas & Electric bonds 5.647s, 2021	132,857	134,848
MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036	490,000	528,926
MidAmerican Energy Holdings Co. sr. unsec. bonds
6 1/2s, 2037	185,000	209,542
MidAmerican Funding, LLC sr. sec. bond 6.927s, 2029	175,000	202,219
Nevada Power Co. mtge. sec. notes 7 1/8s, 2019	395,000	450,879
NiSource Finance Corp. company guaranty sr. unsec.
unsub. notes 7 7/8s, 2010	710,000	746,931
Northwestern Corp. sec. notes 5 7/8s, 2014	450,000	474,220
Oncor Electric Delivery Co. debs. 7s, 2022	106,000	120,982

Pacific Gas & Electric Co. sr. unsec. notes 6.35s, 2038	155,000	179,269
Pacific Gas & Electric Co. sr. unsub. 5.8s, 2037	235,000	256,604
PacifiCorp Sinking Fund 1st mtge. 6 1/4s, 2037	205,000	236,604
Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	450,000	469,508
Power Receivable Finance, LLC 144A sr. notes 6.29s,
2012	407,439	415,950
PPL Energy Supply LLC bonds Ser. A, 5.7s, 2015	265,000	277,069
Public Service Co. of Colorado 1st mtge. sec. bonds
5 1/8s, 2019	15,000	16,080
Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s,
2067	480,000	385,546
Southern Natural Gas Co. 144A notes 5.9s, 2017	185,000	190,532
Spectra Energy Capital, LLC company guaranty sr.
unsec. notes 5.9s, 2013	430,000	466,215
Spectra Energy Capital, LLC company guaranty sr.
unsec. unsub. notes 6.2s, 2018	50,000	53,206
Spectra Energy Capital, LLC sr. notes 8s, 2019	325,000	385,182
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes Ser. *, 7.2s, 2011	465,000	486,062
Texas-New Mexico Power Co. 144A 1st mtge. sec. 9 1/2s,
2019	630,000	774,440
TransAlta Corp. sr. unsec. notes 5 3/4s, 2013 (Canada)	275,000	288,307
TransCanada Pipelines, Ltd. jr. sub. FRN 6.35s, 2067
(Canada)	210,000	183,990
Union Electric Co. 1st mtge. sr. sec. bond 6.7s, 2019	260,000	293,440
West Penn Power Co. 144A 1st mtge. 5.95s, 2017	395,000	411,613
		17,462,978

Total corporate bonds and notes (cost $106,239,386)		$109,857,147

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (21.8%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (6.4%)
Government National Mortgage Association Pass-Through
Certificates
6 1/2s, TBA, October 1, 2039	$18,000,000	$19,147,500
4 1/2s, TBA, October 1, 2039	10,000,000	10,148,438
		29,295,938

U.S. Government Agency Mortgage Obligations (15.4%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates 5 1/2s, TBA, October 1, 2039	1,000,000	1,046,602
Federal National Mortgage Association Pass-Through
Certificates
7s, TBA, October 1, 2039	1,000,000	1,088,672
6 1/2s, TBA, October 1, 2039	29,000,000	30,984,688
5 1/2s, TBA, October 1, 2039	1,000,000	1,046,016
5 1/2s, TBA, October 1, 2024	17,000,000	17,972,188
5s, March 1, 2038	562,974	582,414
4 1/2s, TBA, November 1, 2039	4,000,000	4,037,656
4 1/2s, TBA, October 1, 2039	13,000,000	13,166,563
		69,924,799

Total U.S. government and agency mortgage obligations (cost $98,730,709)		$99,220,737

ASSET-BACKED SECURITIES (9.2%)(a)
	Principal amount	Value

Accredited Mortgage Loan Trust
FRB Ser. 05-1, Class M2, 0.936s, 2035	65,338	$26,136
FRB Ser. 05-4, Class A2C, 0.456s, 2035	90,236	79,556
Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C, 0.396s, 2036	307,000	82,378
FRB Ser. 06-HE3, Class A2C, 0.396s, 2036	418,000	120,430
Aegis Asset Backed Securities Trust 144A Ser. 04-6N,
Class Note, 4 3/4s, 2035 (In default) (NON)	26,758	3
AFC Home Equity Loan Trust Ser. 99-2, Class 1A,
0.656s, 2029	947,913	415,353
Ameriquest Mortgage Securities, Inc.
FRB Ser. 06-R1, Class M10, 2.746s, 2036	116,685	303
FRB Ser. 03-8, Class M2, 1.996s, 2033	176,486	37,314
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038 (F)	622,000	111,960
Ser. 04-1A, Class E, 6.42s, 2039 (F)	495,418	89,175
Argent Securities, Inc.
FRB Ser. 03-W3, Class M3, 2.516s, 2033	21,651	3,336
FRB Ser. 06-W4, Class A2C, 0.406s, 2036	743,000	227,883
Asset Backed Funding Certificates
FRB Ser. 04-OPT2, Class M2, 1.246s, 2033	136,335	90,083
FRB Ser. 05-WMC1, Class M1, 0.686s, 2035	177,000	106,200
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 06-HE2, Class A3, 0.436s, 2036	109,378	56,724
FRB Ser. 06-HE4, Class A5, 0.406s, 2036	420,018	262,913
FRB Ser. 06-HE7, Class A4, 0.386s, 2036	217,000	69,713
Aviation Capital Group Trust 144A FRB Ser. 03-2A,
Class G1, 0.946s, 2033	370,988	178,074
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014	173,000	170,360
Bayview Financial Acquisition Trust
Ser. 04-B, Class A1, 1.246s, 2039	1,997,874	958,979
FRB Ser. 04-D, Class A, 0.831s, 2044	358,581	309,074
Bayview Financial Asset Trust 144A
FRB Ser. 03-SSRA, Class M, 1.596s, 2038	267,451	163,145
FRB Ser. 03-SSRA, Class A, 0.946s, 2038	265,283	181,719
FRB Ser. 04-SSRA, Class A1, 0.846s, 2039	253,697	172,514
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 05-HE1, Class M3, 1.176s, 2035	198,000	39,026

FRB Ser. 03-3, Class A2, 0.836s, 2043	662,445	485,043
FRB Ser. 05-3, Class A1, 0.696s, 2035	118,888	97,683
Capital Auto Receivables Asset Trust 144A Ser. 05-1,
Class D, 6 1/2s, 2011	582,000	584,212
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-OPT1,
Class M1, 0.666s, 2035	133,073	74,666
Conseco Finance Securitizations Corp.
Ser. 02-2, Class A, IO, 8 1/2s, 2033	1,815,302	95,303
Ser. 00-4, Class A6, 8.31s, 2032	2,590,636	1,973,231
Ser. 00-5, Class A6, 7.96s, 2032	1,189,717	946,472
Ser. 01-4, Class A4, 7.36s, 2033	1,723,862	1,583,529
Ser. 00-6, Class A5, 7.27s, 2031	333,670	301,044
Ser. 01-1, Class A5, 6.99s, 2032	3,464,361	3,077,066
Ser. 01-3, Class A4, 6.91s, 2033	1,886,812	1,681,142
Ser. 02-1, Class A, 6.681s, 2033	1,454,606	1,383,020
Countrywide Asset Backed Certificates
FRB Ser. 05-BC3, Class M1, 0.766s, 2035	134,000	93,829
FRB Ser. 04-6, Class 2A5, 0.636s, 2034	294,380	224,595
FRB Ser. 05-14, Class 3A2, 0.486s, 2036	57,352	47,498
Credit-Based Asset Servicing and Securitization 144A
Ser. 06-MH1, Class B1, 6 1/4s, 2036	137,000	97,557
Crest, Ltd. 144A Ser. 03-2A, Class D2, 6.723s, 2038	716,000	200,480
CS First Boston Mortgage Securities Corp. 144A Ser.
04-FR1N, Class A, 5s, 2034 (In default) (NON)	49,089	--
Equifirst Mortgage Loan Trust FRB Ser. 05-1, Class M5,
0.916s, 2035	64,804	6,201
Fieldstone Mortgage Investment Corp. FRB Ser. 05-1,
Class M3, 1.056s, 2035	212,850	195,948
First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 06-FF7, Class 2A3, 0.396s, 2036	493,000	179,152
First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s,
2023	77,731	73,177
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 0.576s, 2036	685,000	277,914
FRB Ser. 06-2, Class 2A3, 0.416s, 2036	1,287,000	525,229
GE Corporate Aircraft Financing, LLC 144A
FRB Ser. 05-1A, Class C, 1.546s, 2019	513,000	307,800
Ser. 04-1A, Class B, 1.096s, 2018	20,515	17,232
Gears Auto Owner Trust 144A Ser. 05-AA, Class E1,
8.22s, 2012	814,000	814,977
GEBL 144A
Ser. 04-2, Class D, 2.993s, 2032 (F)	228,652	10,276
Ser. 04-2, Class C, 1.093s, 2032 (F)	171,024	17,090
Green Tree Financial Corp.
Ser. 99-5, Class A5, 7.86s, 2030	5,195,731	4,308,970
Ser. 97-2, Class A7, 7.62s, 2028	100,240	96,731
Ser. 97-6, Class A9, 7.55s, 2029	244,594	220,516
Ser. 97-4, Class A7, 7.36s, 2029	162,561	148,929
Ser. 97-3, Class A5, 7.14s, 2028	135,361	135,117
Ser. 97-6, Class A8, 7.07s, 2029	67,343	65,037
Ser. 98-4, Class A7, 6.87s, 2030	99,742	92,847
Ser. 97-7, Class A8, 6.86s, 2029	94,071	86,933
Ser. 98-6, Class A7, 6.45s, 2030	72,604	72,009
Ser. 99-1, Class A6, 6.37s, 2025	408,000	387,392
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031	1,411,657	1,016,393
Ser. 99-5, Class M1A, 8.3s, 2026	197,000	156,260
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s,
2011 (F)	37,078	36,707
GSAMP Trust FRB Ser. 06-HE5, Class A2C, 0.396s, 2036	1,916,000	526,284
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class D, 1.796s, 2030	401,882	40,188
FRB Ser. 05-1A, Class D, 1.776s, 2030	180,084	18,008
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 0.964s, 2036	768,563	422,710
Home Equity Asset Trust FRB Ser. 06-1, Class 2A4,
0.576s, 2036	345,000	132,392
JPMorgan Mortgage Acquisition Corp.
FRB Ser. 05-OPT2, Class M11, 2.496s, 2035	115,252	1,037
FRB Ser. 06-FRE1, Class A4, 0.536s, 2035	291,000	147,423
Lehman XS Trust Ser. 07-6, Class 3A6, 6 1/2s, 2037	3,940,262	2,381,350
LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 3.246s, 2036	1,280,000	89,600
FRB Ser. 02-1A, Class FFL, 2.996s, 2037	2,075,000	311,250
Local Insight Media Finance, LLC Ser. 07-1W, Class A1,
5.53s, 2012 (F)	1,990,498	955,439
Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4, 0.866s, 2035	226,000	77,020
FRB Ser. 06-4, Class 2A4, 0.506s, 2036	331,000	114,232
FRB Ser. 06-1, Class 2A3, 0.436s, 2036	444,815	205,487
Madison Avenue Manufactured Housing Contract
FRB Ser. 02-A, Class B1, 3.496s, 2032	1,626,445	1,308,265
Ser. 02-A IO, 0.3s, 2032	42,842,454	547,098
Marriott Vacation Club Owner Trust 144A
Ser. 05-2, Class D, 6.205s, 2027	29,639	15,158
Ser. 04-2A, Class D, 5.389s, 2026	26,259	13,216
Ser. 04-2A, Class C, 4.741s, 2026	26,022	15,715
FRB Ser. 02-1A, Class A1, 0.946s, 2024	205,937	180,598
MASTR Asset Backed Securities Trust FRB Ser. 06-FRE2,
Class A4, 0.396s, 2036	174,000	75,897
Mid-State Trust Ser. 11, Class B, 8.221s, 2038	189,666	155,534
Morgan Stanley ABS Capital I
FRB Ser. 05-HE2, Class M5, 0.926s, 2035	130,265	80,725
FRB Ser. 05-HE1, Class M3, 0.766s, 2034	141,000	100,910
FRB Ser. 06-NC4, Class M2, 0.546s, 2036	198,000	802
N-Star Real Estate CDO, Ltd. 144A FRB Ser. 04-2A,
Class C1, 2.246s, 2039	500,000	100,000
Navigator CDO, Ltd. 144A FRB Ser. 03-1A, Class A1,
0.93s, 2015	92,932	84,605

Navistar Financial Corp. Owner Trust Ser. 05-A,
Class C, 4.84s, 2014		29,345	27,864
New Century Home Equity Loan Trust
Ser. 03-5, Class AI7, 5.15s, 2033		587,580	497,195
FRB Ser. 03-4, Class M3, 3.321s, 2033		10,689	4,674
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.406s, 2036		410,000	223,901
FRB Ser. 06-2, Class A2C, 0.396s, 2036		410,000	210,099
Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022		510,839	313,156
Ser. 00-D, Class A3, 6.99s, 2022		6,804	6,668
Ser. 01-D, Class A3, 5.9s, 2022		56,625	29,691
Ser. 02-C, Class A1, 5.41s, 2032		1,385,658	1,018,459
Oakwood Mortgage Investors, Inc. 144A
Ser. 01-B, Class A4, 7.21s, 2030		145,300	126,785
Ser. 01-B, Class A3, 6.535s, 2023		51,222	42,310
Origen Manufactured Housing Ser. 04-B, Class A2,
3.79s, 2017		2,179	2,164
Park Place Securities, Inc. FRB Ser. 05-WCH1,
Class M4, 1.076s, 2036		92,000	15,075
People's Financial Realty Mortgage Securities Trust
FRB Ser. 06-1, Class 1A2, 0.376s, 2036		617,089	206,569
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 0.436s, 2036		423,959	241,255
FRB Ser. 07-RZ1, Class A2, 0.406s, 2037		640,000	344,807
Residential Asset Securities Corp. FRB Ser. 05-EMX1,
Class M2, 0.976s, 2035		289,337	214,560
Residential Asset Securities Corp. 144A Ser. 04-NT,
Class Note, 4 1/2s, 2034 (In default) (NON)		37,676	188
Saco I Trust FRB Ser. 05-10, Class 1A1, 0.506s, 2036		331,482	57,469
SAIL Net Interest Margin Notes 144A Ser. 04-4A,
Class B, 7 1/2s, 2034 (In default) (NON)		98,270	1
Securitized Asset Backed Receivables, LLC
FRB Ser. 05-HE1, Class M2, 0.896s, 2035		141,000	703
FRB Ser. 07-NC2, Class A2B, 0.386s, 2037		602,000	204,174
FRB Ser. 07-BR5, Class A2A, 0.376s, 2037		367,259	244,228
SG Mortgage Securities Trust
FRB Ser. 06-OPT2, Class A3D, PO, 0.456s, 2036		704,000	246,872
FRB Ser. 06-FRE1, Class A2B, 0.426s, 2036		315,532	134,041
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3, 0.416s, 2036		333,000	213,517
FRB Ser. 06-3, Class A3, 0.406s, 2036		1,927,000	1,029,112
South Coast Funding 144A FRB Ser. 3A, Class A2,
1.664s, 2038		235,000	2,350
Structured Asset Investment Loan Trust FRB Ser.
06-BNC2, Class A6, 0.506s, 2036		331,000	28,836
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038		718,000	43,080
WAMU Asset-Backed Certificates FRB Ser. 07-HE2,
Class 2A1, 0.356s, 2037		3,315,039	2,055,324
Wells Fargo Home Equity Trust FRB Ser. 07-1, Class A3,
0.566s, 2037		146,000	46,977
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 1.404s, 2044 (United Kingdom)		244,291	29,315

Total asset-backed securities (cost $66,883,069)			$42,109,920

PURCHASED OPTIONS OUTSTANDING (4.9%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	$45,696,000	$7,239,617
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	45,696,000	7,239,617
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	45,696,000	457
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.355%
versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	45,696,000	457
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.235% versus the three month USD-LIBOR-BBA maturing
June 11, 2020.	Jun-10/4.235	27,793,000	1,781,838
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.23% versus the three month USD-LIBOR-BBA maturing
June 9, 2020.	Jun-10/4.230	27,793,000	1,772,144
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.03% versus the three month USD-LIBOR-BBA maturing
February 16, 2020.	Feb-10/5.030	33,440,000	4,093,056
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.03%
versus the three month USD-LIBOR-BBA maturing
February 16, 2020.	Feb-10/5.030	33,440,000	111,690

Total purchased options outstanding (cost $11,586,263)			$22,238,876

U.S. TREASURY OBLIGATIONS (0.5%)(a)(i)
		Principal amount	Value

U.S. Treasury Notes 4 1/2s, February 28, 2011		$2,201,000	$2,332,488

Total U.S. treasury obligations (cost $2,332,488)		$2,332,488

MUNICIPAL BONDS AND NOTES (0.3%)(a)
	Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s,
4/1/34	$350,000	$384,815
MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
7.309s, 6/1/34	395,000	316,280
North TX, Thruway Auth. Rev. Bonds (Build America
Bonds), 6.718s, 1/1/49	285,000	320,280
Tobacco Settlement Fin. Auth. of WVA Rev. Bonds,
Ser. A, 7.467s, 6/1/47	560,000	443,694

Total municipal bonds and notes (cost $1,592,487)		$1,465,069

SENIOR LOANS (0.3%)(a)(c)
	Principal amount	Value

Affinion Group, Inc. bank term loan FRN Ser. B,
2.761s, 2013	$127,740	$122,183
Allison Transmission, Inc. bank term loan FRN Ser. B,
3s, 2014	124,402	108,299
First Data Corp. bank term loan FRN Ser. B1, 2.998s,
2014	63,368	54,550
Harrah's Operating Co., Inc. bank term loan FRN
Ser. B2, 3.504s, 2015	104,084	83,944
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN 2.598s, 2014	5,105	3,879
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN Ser. B, 2.372s, 2014	89,376	67,926
Intelsat Corp. bank term loan FRN Ser. B2, 2.753s, 2011	33,663	31,938
Intelsat Corp. bank term loan FRN Ser. B2-A, 2.753s,
2013	33,673	31,948
Intelsat Corp. bank term loan FRN Ser. B2-C, 2.753s,
2013	33,663	31,938
Level 3 Communications, Inc. bank term loan FRN
2.683s, 2014	129,000	113,778
MetroPCS Wireless, Inc. bank term loan FRN 2.683s, 2013	50,686	48,286
National Bedding Co. bank term loan FRN 2.255s, 2011	55,152	49,636
Navistar Financial Corp. bank term loan FRN 2.057s,
2012	34,400	33,196
Navistar International Corp. bank term loan FRN
3.496s, 2012	94,600	91,289
Polypore, Inc. bank term loan FRN Ser. B, 2.52s, 2014	127,055	118,638
Spectrum Brands, Inc. bank term loan FRN 1 1/2s, 2013	8,231	7,830
Spectrum Brands, Inc. bank term loan FRN Ser. B1,
8.003s, 2013	119,730	113,893
Sun Healthcare Group, Inc. bank term loan FRN 0.498s,
2014	21,507	20,002
Sun Healthcare Group, Inc. bank term loan FRN Ser. B,
2.683s, 2014	134,593	125,172
SunGard Data Systems, Inc. bank term loan FRN 2.004s,
2014	2,917	2,731
SunGard Data Systems, Inc. bank term loan FRN Ser. B,
4.078s, 2016	60,443	58,604
TW Telecom, Inc. bank term loan FRN Ser. B, 2.02s, 2013	63,360	61,116

Total senior loans (cost $1,397,596)		$1,380,776

SHORT-TERM INVESTMENTS (33.8%)(a)
	Principal amount/shares	Value

Putnam Money Market Liquidity Fund (e)	107,537,763	$107,537,763
Atlantic Asset Securitization, LLC zero%,
October 20, 2009	$8,000,000	7,999,113
Federal National Mortgage Association, Zero%,
October 13, 2009 (SEGSF)	15,000,000	14,998,950
Starbird Funding Corp. zero%, October 21, 2009	8,000,000	7,999,067
Straight-A Funding, LLC zero%, December 8, 2009	6,000,000	5,997,396
U.S. Treasury Cash Management Bills, for effective
yield of 0.31%, April 1, 2010 (SEG)	160,000	159,681
U.S. Treasury Bills, for effective yields ranging from
0.50% to 0.66%, December 17, 2009 (SEG) (SEGSF)	972,000	970,551
U.S. Treasury Bills, for effective yields ranging from
0.52% to 0.66%, November 19, 2009 (SEG) (SEGSF)	8,350,000	8,343,461

Total short-term investments (cost $154,006,131)		$154,005,982

TOTAL INVESTMENTS

Total investments (cost $638,834,272) (b)		$655,724,040

FUTURES CONTRACTS OUTSTANDING at 9/30/09 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Note 2 yr (Short)	120	$26,036,250	Dec-09	$(162,674)
U.S. Treasury Note 5 yr (Long)	100	11,609,375	Dec-09	85,272
U.S. Treasury Note 10 yr (Long)	685	81,054,766	Dec-09	931,093
U.S. Treasury Bond 20 yr (Long)	989	120,039,875	Dec-09	2,139,756

Total				$2,993,447

WRITTEN OPTIONS OUTSTANDING at 9/30/09 (premiums received $40,048,947) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing August 17, 2021.	$26,524,000	Aug-11/4.490	$2,003,355
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	25,489,000	Jul-11/4.525	1,962,445
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.08% versus the three month USD-LIBOR-BBA maturing
February 24, 2020.	32,893,000	Feb-10/5.080	4,141,887
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	16,061,000	Aug-11/4.475	1,200,560
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	16,061,000	Aug-11/4.475	794,056
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	26,524,000	Aug-11/4.490	1,297,024
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	13,262,000	Aug-11/4.550	1,042,791
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	13,262,000	Aug-11/4.550	625,966
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	17,810,000	Aug-11/4.700	1,544,305
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	17,810,000	Aug-11/4.700	761,199
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	38,233,500	Jul-11/4.745	3,398,594
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	38,233,500	Jul-11/4.745	1,559,171
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	25,489,000	Jul-11/4.460	1,876,796
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	23,904,000	Jul-11/4.520	1,846,584
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	25,489,000	Jul-11/4.460	1,232,406
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	25,489,000	Jul-11/4.525	1,185,014
Option on an interest rate swap with Citibank, N.A. for the obligation to receive
a fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	23,904,000	Jul-11/4.520	1,116,795
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	11,952,000	Jul-11/4.548	940,503
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	11,952,000	Jul-11/4.548	549,314
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.4% versus the three month USD-LIBOR-BBA maturing
November 9, 2019.	14,649,000	Nov-09/4.400	1,133,247
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.235% versus the three month USD-LIBOR-BBA maturing
June 11, 2020.	27,793,000	Jun-10/5.235	240,132
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.215% versus the three month USD-LIBOR-BBA maturing
February 18, 2020.	44,455,000	Feb-10/5.215	6,094,336
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	9,347,000	May-12/5.510	1,198,222
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.23% versus the three month USD-LIBOR-BBA maturing
June 9, 2020.	27,793,000	Jun-10/5.230	238,186
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.22% versus the three month USD-LIBOR-BBA maturing
February 24, 2020.	32,893,000	Feb-10/5.220	4,508,315
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.4% versus the three month USD-LIBOR-BBA maturing
November 9, 2019.	14,649,000	Nov-09/4.400	8,350
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	9,347,000	May-12/5.510	323,265
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.08% versus the three month USD-LIBOR-BBA maturing
February 24, 2020.	32,893,000	Feb-10/5.080	117,428
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.22% versus the three month USD-LIBOR-BBA maturing
February 24, 2020.	32,893,000	Feb-10/5.220	92,429
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.215% versus the three month USD-LIBOR-BBA maturing
February 18, 2020.	44,455,000	Feb-10/5.215	113,805

Total	$43,146,480

TBA SALE COMMITMENTS OUTSTANDING at 9/30/09 (proceeds receivable $4,046,563) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value

FNMA, 4 1/2s, October 1, 2039	$4,000,000	10/14/09	$4,051,250

Total			$4,051,250

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/09 (Unaudited)
	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$25,143,000	$--	5/23/10	3 month USD-LIBOR-BBA	3.155%	$706,402

31,200,000	--	7/18/13	4.14688%	3 month USD-LIBOR-BBA	(2,394,113)

190,306,000	--	9/10/10	3 month USD-LIBOR-BBA	3.22969%	5,063,641

23,619,000	--	9/15/10	3.08%	3 month USD-LIBOR-BBA	(590,617)

101,350,000	--	9/18/10	3 month USD-LIBOR-BBA	2.86667%	2,320,893

70,840,000	399,228	10/14/18	3 month USD-LIBOR-BBA	4.30%	6,982,321

61,875,000	154,502	10/14/38	4.25%	3 month USD-LIBOR-BBA	(4,537,299)

46,264,000	17,462	10/20/18	3 month USD-LIBOR-BBA	4.60%	5,450,154

41,955,000	(38,139)	10/20/10	3.00%	3 month USD-LIBOR-BBA	(1,589,320)

13,780,000	--	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(1,371,590)

50,782,000	--	5/19/10	3.2925%	3 month USD-LIBOR-BBA	(1,505,554)

32,274,000	--	7/22/10	3 month USD-LIBOR-BBA	3.5375%	975,457

919,000	--	9/16/38	3 month USD-LIBOR-BBA	4.66%	120,379

13,718,000	--	5/8/28	4.95%	3 month USD-LIBOR-BBA	(2,311,507)

Barclays Bank PLC
82,403,000	--	12/9/10	3 month USD-LIBOR-BBA	2.005%	1,729,565

41,744,000	--	12/9/20	3 month USD-LIBOR-BBA	2.91875%	(2,128,031)

Citibank, N.A.
9,306,000	--	7/17/19	3.8675%	3 month USD-LIBOR-BBA	(402,534)

24,548,000	--	7/28/19	3.895%	3 month USD-LIBOR-BBA	(1,091,406)

23,500,000	--	8/6/19	3.8425%	3 month USD-LIBOR-BBA	(916,462)

12,400,000	--	8/12/14	3 month USD-LIBOR-BBA	3.1925%	378,302

64,250,000	--	8/14/11	1.61125%	3 month USD-LIBOR-BBA	(562,444)

26,700,000	--	8/14/14	3 month USD-LIBOR-BBA	3.10%	692,268

95,073,000	--	9/17/13	3 month USD-LIBOR-BBA	3.4975%	4,409,110

73,931,000	--	9/18/38	4.45155%	3 month USD-LIBOR-BBA	(6,957,802)

49,323,000	--	9/18/10	3 month USD-LIBOR-BBA	2.92486%	1,158,143

52,125,000	--	6/29/18	2.477%	3 month USD-LIBOR-BBA	3,118,930

37,802,000	--	2/24/16	2.77%	3 month USD-LIBOR-BBA	401,931

2,652,000	--	8/18/39	3 month USD-LIBOR-BBA	4.24%	159,464

5,250,000	--	8/27/19	3 month USD-LIBOR-BBA	3.6875%	123,392

37,867,800	--	9/22/11	1.3675%	3 month USD-LIBOR-BBA	(74,960)

7,728,000	--	9/30/19	3 month USD-LIBOR-BBA	3.425%	(19,650)

30,275,000	--	3/27/14	3 month USD-LIBOR-BBA	2.335%	(201,602)

5,596,000	--	4/6/39	3.295%	3 month USD-LIBOR-BBA	543,586

15,731,000	--	5/11/39	3.8425%	3 month USD-LIBOR-BBA	11,175

Credit Suisse International
20,270,000	--	9/18/10	3 month USD-LIBOR-BBA	2.91916%	474,901

21,695,000	--	9/23/10	3 month USD-LIBOR-BBA	3.32%	590,396

55,216,000	--	10/9/10	3 month USD-LIBOR-BBA	2.81%	1,905,029

33,307,000	31,663	10/31/18	4.35%	3 month USD-LIBOR-BBA	(3,151,362)

20,000,000	--	12/5/20	3 month USD-LIBOR-BBA	3.01%	(834,639)

49,620,000	--	8/5/19	3 month USD-LIBOR-BBA	3.903%	2,200,855

2,800,000	--	8/13/19	3 month USD-LIBOR-BBA	3.9675%	137,456

18,004,000	--	8/25/19	3.8475%	3 month USD-LIBOR-BBA	(675,212)

15,912,000	--	8/28/19	3 month USD-LIBOR-BBA	3.6825%	367,319

28,926,000	--	9/23/38	4.7375%	3 month USD-LIBOR-BBA	(4,160,382)

53,520,000	(572,045)	12/10/38	2.69%	3 month USD-LIBOR-BBA	10,638,357

50,520,000	539,980	12/10/38	3 month USD-LIBOR-BBA	2.69%	(10,042,037)

22,592,000	--	1/16/19	3 month USD-LIBOR-BBA	2.32%	(1,884,268)

126,306,000	--	2/5/14	2.475%	3 month USD-LIBOR-BBA	(477,797)

41,068,000	--	2/5/29	3 month USD-LIBOR-BBA	3.35%	(2,727,984)

29,850,000	--	9/24/24	3.975%	3 month USD-LIBOR-BBA	(763,783)

6,290,000	--	4/28/39	3.50375%	3 month USD-LIBOR-BBA	383,723

8,000,000	--	6/23/19	3 month USD-LIBOR-BBA	4.054%	507,693

Deutsche Bank AG
36,747,000	--	4/21/14	2.51%	3 month USD-LIBOR-BBA	(357,109)

271,242,000	--	5/12/11	1.43%	3 month USD-LIBOR-BBA	(3,001,086)

3,000,000	--	5/28/19	3 month USD-LIBOR-BBA	3.592%	77,794

7,000,000	--	6/9/19	3 month USD-LIBOR-BBA	4.195%	540,837

24,808,000	--	7/27/19	3.755%	3 month USD-LIBOR-BBA	(803,829)

8,592,000	--	7/28/19	3.895%	3 month USD-LIBOR-BBA	(382,001)

18,400,000	--	8/11/19	4.18%	3 month USD-LIBOR-BBA	(1,245,535)

35,980,000	--	9/24/10	3 month USD-LIBOR-BBA	3.395%	1,005,447

28,763,000	24,633	11/21/10	2.25%	3 month USD-LIBOR-BBA	(694,099)

143,334,000	--	11/25/13	3 month USD-LIBOR-BBA	2.95409%	4,645,915

24,619,000	--	11/28/13	3 month USD-LIBOR-BBA	2.8725%	708,120

62,132,000	--	12/5/13	2.590625%	3 month USD-LIBOR-BBA	(993,287)

30,902,000	--	12/9/13	3 month USD-LIBOR-BBA	2.5225%	390,573

55,136,000	--	12/15/18	3 month USD-LIBOR-BBA	2.80776%	(2,112,569)

27,385,000	--	12/16/28	3 month USD-LIBOR-BBA	2.845%	(3,610,849)

115,867,000	--	12/19/10	3 month USD-LIBOR-BBA	1.53429%	1,582,289

60,782,000	--	12/30/13	2.15633%	3 month USD-LIBOR-BBA	312,245

26,404,000	--	1/9/14	3 month USD-LIBOR-BBA	2.165%	(188,862)

18,048,000	--	1/28/29	3 month USD-LIBOR-BBA	3.1785%	(1,622,584)

10,615,000	--	8/26/19	3 month USD-LIBOR-BBA	3.73%	289,254

126,381,000	--	1/30/11	3 month USD-LIBOR-BBA	1.45%	1,193,954

129,652,000	--	2/5/29	3 month USD-LIBOR-BBA	3.324%	(9,086,852)

363,367,000	--	2/5/14	2.44661%	3 month USD-LIBOR-BBA	(929,745)

214,455,000	--	2/6/14	2.5529%	3 month USD-LIBOR-BBA	(1,511,516)

73,123,000	--	2/6/29	3 month USD-LIBOR-BBA	3.42575%	(4,085,258)

116,174,000	--	2/10/14	2.5825%	3 month USD-LIBOR-BBA	(923,324)

36,943,000	--	2/10/29	3 month USD-LIBOR-BBA	3.4725%	(1,835,380)

20,723,000	--	2/25/14	2.4675%	3 month USD-LIBOR-BBA	(35,508)

166,600,000	--	3/20/11	3 month USD-LIBOR-BBA	1.43%	1,263,852

	50,800,000		--	3/23/11	3 month USD-LIBOR-BBA	1.45%	396,134

	170,000,000		--	3/30/14	2.36%	3 month USD-LIBOR-BBA	1,005,090

	78,000,000		--	3/30/21	3 month USD-LIBOR-BBA	3.125%	(3,370,461)

	7,573,600		--	9/22/19	3.6875%	3 month USD-LIBOR-BBA	(158,512)

	14,420,500		--	9/28/19	3 month USD-LIBOR-BBA	3.5525%	124,340

	30,727,000		82,725	10/2/39	3 month USD-LIBOR-BBA	3.91%	--

	131,760,000		(207,545)	10/2/29	3.85%	3 month USD-LIBOR-BBA	--

	126,674,000		44,145	10/2/19	3 month USD-LIBOR-BBA	3.45%	--

	148,882,000		32,339	10/2/11	3 month USD-LIBOR-BBA	1.29%	--

Goldman Sachs International
	23,109,000		(665,539)	4/8/19	3 month USD-LIBOR-BBA	5.325%	3,556,600

	23,667,400		--	9/22/14	2.83%	3 month USD-LIBOR-BBA	(228,039)

	28,593,300		--	9/29/14	3 month USD-LIBOR-BBA	2.6925%	69,879

JPMorgan Chase Bank, N.A.
	7,968,000		--	3/5/18	4.325%	3 month USD-LIBOR-BBA	(636,534)

	24,386,000		--	3/7/18	4.45%	3 month USD-LIBOR-BBA	(2,167,608)

	6,050,000		--	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(1,152,787)

	21,658,000		--	3/11/38	5.03%	3 month USD-LIBOR-BBA	(4,230,641)

	90,223,000		--	3/15/10	3 month USD-LIBOR-BBA	2.5%	984,246

	47,089,000		--	3/20/13	3 month USD-LIBOR-BBA	3.145%	1,722,965

	39,362,000		--	3/20/13	3 month USD-LIBOR-BBA	3.13%	1,420,201

	54,877,000		--	3/26/10	3 month USD-LIBOR-BBA	2.33375%	541,136

	62,642,000		--	4/7/13	3 month USD-LIBOR-BBA	3.58406%	4,160,388

	41,904,000		--	5/23/10	3 month USD-LIBOR-BBA	3.16%	1,179,712

	96,058,000		--	5/28/11	3 month USD-LIBOR-BBA	1.3375%	820,198

	20,205,000	(E)	--	6/9/20	4.73%	3 month USD-LIBOR-BBA	(1,634,787)

	7,000,000		--	6/9/19	3 month USD-LIBOR-BBA	4.207%	548,168

	51,744,000		--	6/9/11	3 month USD-LIBOR-BBA	1.7675%	863,618

	44,069,000		--	6/10/11	3 month USD-LIBOR-BBA	1.81%	770,976

	25,846,000		--	7/22/10	3 month USD-LIBOR-BBA	3.565%	788,224

	82,878,000		--	7/28/10	3 month USD-LIBOR-BBA	3.5141%	2,476,685

	20,205,000	(E)	--	6/11/20	4.735%	3 month USD-LIBOR-BBA	(1,639,030)

	20,044,000		--	6/16/19	4.09%	3 month USD-LIBOR-BBA	(1,350,089)

	12,673,000		--	6/19/19	3 month USD-LIBOR-BBA	3.8725%	609,838

	19,684,000		--	10/23/13	3 month USD-LIBOR-BBA	3.535%	1,194,748

	36,600,000		--	7/30/11	1.46%	3 month USD-LIBOR-BBA	(240,982)

	20,358,000		--	8/3/14	3 month USD-LIBOR-BBA	3.061%	510,575

	2,000,000		--	12/3/18	3 month USD-LIBOR-BBA	2.918%	(55,791)

	27,200,000		--	8/4/14	3 month USD-LIBOR-BBA	2.89%	459,231

	14,000,000		--	8/7/19	4.015%	3 month USD-LIBOR-BBA	(753,722)

	12,800,000		--	8/10/19	4.02%	3 month USD-LIBOR-BBA	(690,358)

	33,337,000		--	3/3/11	3 month USD-LIBOR-BBA	1.68283%	401,671

	7,870,000		--	3/6/39	3.48%	3 month USD-LIBOR-BBA	604,475

	14,889,000		--	9/10/19	3.66%	3 month USD-LIBOR-BBA	(295,381)

	12,500,000		--	9/14/19	3 month USD-LIBOR-BBA	3.505%	74,795

	9,900,000		--	9/21/19	3 month USD-LIBOR-BBA	3.575%	111,890

	37,867,800		--	9/22/11	1.335%	3 month USD-LIBOR-BBA	(50,796)

	146,000,000		--	3/20/19	3.20875%	3 month USD-LIBOR-BBA	2,267,345

	78,184,000		--	3/23/16	3 month USD-LIBOR-BBA	2.6125%	(1,775,070)

	95,000,000		--	3/24/11	3 month USD-LIBOR-BBA	1.4625%	755,139

	3,800,000		--	4/1/24	3 month USD-LIBOR-BBA	3.17%	(195,340)

	137,300,000		--	4/3/11	3 month USD-LIBOR-BBA	1.365%	1,554,293

	48,410,000		--	4/3/13	1.963%	3 month USD-LIBOR-BBA	(173,797)

	43,770,000		--	4/3/14	2.203%	3 month USD-LIBOR-BBA	150,838

	38,300,000		--	4/3/10	3 month USD-LIBOR-BBA	1.168%	310,541

Total							$(11,596,412)

(E) See Note 1 to the financial statements regarding extended effective dates. / See Total return swap contracts note and/or Interest rate swap contracts note(s) regarding extended effective dates.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/09 (Unaudited)
		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Bank of America, N.A.
DJ ABX CMBX BBB Index	--	$1,632	$2,373,000	10/12/52	(134 bp)	$1,705,853

Financial Security
Assurance Holdings,
Ltd, 6.4%, 12/15/66	Baa1	--	135,000	12/20/12	95 bp	(20,740)

Marsh & Mclennan Co.
Inc., 5 3/8%, 7/15/14	--	--	655,000	3/20/12	(95 bp)	(9,617)

Barclays Bank PLC
DJ CDX NA IG Series 12
Version 1 Index	--	(57,135)	1,515,000	6/20/14	(100 bp)	(50,977)

Citibank, N.A.
Marsh & Mclennan Co.
Inc., 5 3/8%, 7/15/14	--	--	395,000	9/20/14	(105 bp)	(12,080)

Sara Lee Corp., 6 1/8%,
11/1/32	--	--	350,000	9/20/11	(43 bp)	(962)

Credit Suisse International
DJ CMB NA CMBX AAA Index	AA+	7,324	44,000	12/13/49	8 bp	(926)

DJ CMB NA CMBX AJ Index	--	(433,724)	1,349,000	2/17/51	(96 bp)	115,103

DJ CMBX NA AAA Series 4
Version 1 Index	--	(5,151,664)	12,471,000	2/17/51	(35 bp)	(2,646,968)

General Electric
Capital Corp., 5 5/8%,
9/15/17	Aa2	--	565,000	12/20/13	530 bp	74,813

Deutsche Bank AG
DJ ABX HE PEN AAA
Series 6 Version 2 Index	BBB-	--	0	5/25/46	11 bp	--

DJ CDX NA IG Series 13
Version 1 Index	BBB+	2,214	7,970,000	12/20/14	100 bp	2,214

General Electric
Capital Corp., 6 7/8%,
1/10/39	Aa2	(12,034)	305,000	9/20/14	500 bp	29,796

General Electric
Capital Corp., 6%,
6/15/12	Aa2	--	910,000	9/20/13	109 bp	(27,950)

Goldman Sachs International
DJ CDX NA CMBX AAA Index	AAA	27,066	740,000	3/15/49	7 bp	(63,577)

JPMorgan Chase Bank, N.A.
GATX Corp., 8.875%,
6/1/09	--	--	235,000	3/20/16	(100 bp)	6,564

Lexmark International,
Inc., 5.9%, 6/1/13	--	--	405,000	6/20/13	(113 bp)	4,536

Nextel Communications,
7 3/8%, 8/1/15	--	--	245,000	9/20/13	(540 bp)	(4,270)

Morgan Stanley Capital Services, Inc.
DJ CDX NA IG Series 12
Version 1 Index	--	(136,632)	3,363,000	6/20/14	(100 bp)	(122,803)

DJ CDX NA IG Series 12
Version 1 Index	--	(3,615,589)	81,449,000	6/20/14	(100 bp)	(3,280,652)

DJ CMB NA CMBX AAA Index	AA+	1,100,020	10,136,500	2/17/51	35 bp	(922,882)

Total						$(5,225,525)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2009. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

Key to holding's abbreviations

FRB	Floating Rate Bonds
FRN	Floating Rate Notes
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
MTNA	Medium Term Notes Class A
MTNB	Medium Term Notes Class B
MTNC	Medium Term Notes Class C
MTNE	Medium Term Notes Class E
PO	Principal Only
TBA	To Be Announced Commitments

NOTES

(a) Percentages indicated are based on net assets of $456,184,696.

(b) The aggregate identified cost on a tax basis is $659,952,104, resulting in gross unrealized appreciation and depreciation of $45,834,419 and $50,062,483, respectively, or net unrealized depreciation of $4,228,064.

(NON) Non-income-producing security.

(SEG) These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at September 30, 2009.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivative contracts at September 30, 2009.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at September 30, 2009. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $156,094 for the period ended September 30, 2009. During the period ended September 30, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $258,978,541 and $151,440,778, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") disclosures based on the securities valuation inputs.

(i) Security purchased with cash or securities received, that was pledged to the fund for collateral on certain derivative contracts.

(R) Real Estate Investment Trust.

At September 30, 2009, liquid assets totaling $308,729,016 have been designated as collateral for open forward commitments, swap contract and futures contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB and FRN are the current interest rates at September 30, 2009.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at September 30, 2009.

Security valuation: Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Outstanding contracts at period end are indicative of the volume of activity during the period.
Outstanding contracts on purchased options and future contracts at the period ended September 30, 2009 are indicative of the volume of activity during the period.

The fund had an average contract amount of appoximately $421,100,000 on written options contracts for the period ended September 30, 2009.

Interest rate swap contracts: The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk , is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Outstanding contracts at period end are indicative of the volume of activity during the period.

The fund had an average notional amount of approximately $5,886,500,000 on interest rate swap contracts for the period ended September 30, 2009.

Credit default contracts: The fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Outstanding contracts at period end are indicative of the volume of activity during the period.

The fund had an average notional amount of approximately $167,600,000 on Credit default swap contracts for the period ended September 30, 2009.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which can not be sold or repledged totaled $11,595,263 at September 30, 2009. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At September 30, 2009, the fund had a net liability position of $43,009,019 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $16,887,932.

TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls: To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

On September 15, 2008, the fund terminated its outstanding derivatives contracts with Lehman Brothers Special Financing, Inc. (“LBSF”) in connection with the bankruptcy filing of LBSF’s parent company, Lehman Brothers Holdings,

Inc. On September 26, 2008, the fund entered into a receivable purchase agreement (“Agreement”) with another registered investment company (the “Seller”) managed by Putnam Management. Under the Agreement, the Seller sold to the fund the right to receive, in the aggregate, $843,827 in net payments from LBSF in connection with certain terminated derivatives transactions (the “Receivable”), in exchange for an initial payment plus (or minus) additional amounts based on the fund’s ultimate realized gain (or loss) with respect to the Receivable. The Receivable will be offset against the fund’s net payable to LBSF of $50,142,142. Future payments under the Agreement are valued at fair value following procedures approved by the Trustees. All remaining payments under the Agreement will be recorded as realized gain or loss. The fund’s net payable to LBSF was calculated in accordance with the fund’s master contract with LBSF. The fund has accrued interest on the net payable. Putnam Management currently is in discussions with LBSF regarding resolution of amounts payable to LBSF. Amounts recorded are estimates and final payments may differ from these estimates by a material amount.

In September 2006, Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") was issued. ASC 820 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of ASC 820 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of September 30, 2009:

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed securities	$--	$41,154,481	$955,439

Mortgage-backed securities	--	219,949,037	3,164,008

Corporate bonds and notes	--	109,857,147	--

Municipal bonds and notes	--	1,465,069	--

Purchased options outstanding	--	22,238,876	--

Senior loans	--	1,380,776	--

U.S. Government and Agency Mortgage Obligations	--	99,220,737	--

U.S. treasury obligations	--	2,332,488	--

Short-term investments	107,537,763	46,468,219	--

Totals by level	$107,537,763	$544,066,830	$4,119,447

	Level 1	Level 2	Level 3

Other financial instruments:	$2,993,447	$(55,594,554)	$(210,788)

Other financial instruments include futures, written options, TBA sale commitments,swaps and receivable purchase agreements.

The following is a reconciliation of Level 3 assets as of September 30, 2009:

Investments in securities:				Change in net		Net
	Balance as of	Accrued		unrealized	Net	transfers in	Balance as of
	December	discounts/	Realized	appreciation/	purchases/	and/or out	September
	30, 2008	premiums	gain/(loss)	(depreciation) †	sales	of Level 3	30, 2009

Asset-backed securities	$1,319,242	$--	$(25,695)	$(299,127)	$(38,981)	$--	$955,439

Mortgage-backed securities	1,277,977	--	--	(29,782)	2,401,596	(485,783)	3,164,008

Totals:	$2,597,219	$--	$(25,695)	$(328,909)	$2,362,615	$(485,783)	$4,119,447

† Includes ($368,167) related to Level 3 securities still held at period end.

				Change in net		Net
	Balance as of	Accrued		unrealized	Net	transfers in	Balance as of
	December	discounts/	Realized	appreciation/	purchases/	and/or out	September
	31, 2008 ††	premiums	gain/(loss)	(depreciation) †	sales	of Level 3	30, 2009 ††

Other financial instruments:	$(217,466)	$--	$--	$6,678	$--	$--	$(210,788)

† Includes $6,678 related to Level 3 securities still held at period end.

†† Includes amount payable under receivable purchase agreement.

Market Values of Derivative Instruments as of September 30, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC815	Market value	Market value

Credit contracts	$5,240,411	$2,197,414

Interest rate contracts	120,418,497	149,772,475

Total	$125,658,908	$151,969,889

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT International Equity Fund
The fund's portfolio
9/30/09 (Unaudited)

COMMON STOCKS (97.7%)(a)
	Shares	Value

Australia (1.9%)
BlueScope Steel, Ltd.	2,261,599	$5,795,811
Westfield Group	502,719	6,124,089
		11,919,900

Belgium (1.8%)
KBC Groupe SA (NON)	146,863	7,382,147
UCB SA	91,265	3,854,422
		11,236,569

Brazil (0.6%)
Cia Brasileira de Meios de Pagamento	292,436	2,900,928
Companhia Brasileira de Meios de Pagamento 144A	60,100	596,184
		3,497,112

Canada (1.4%)
Agrium, Inc.	61,720	3,092,645
Nexen, Inc.	234,942	5,353,888
		8,446,533

China (2.4%)
China National Materials Co., Ltd.	3,509,000	2,979,918
Industrial & Commercial Bank of China	7,584,000	5,683,894
Longtop Financial Technologies Ltd. ADR (NON)	52,800	1,502,688
Renhe Commercial Holdings Co., Ltd.	7,010,000	1,406,527
Sohu.com, Inc. (NON) (S)	46,700	3,212,026
Yingde Gases Group Co. 144A (NON)	283,500	256,071
		15,041,124

Finland (1.1%)
Nokia OYJ	456,756	6,722,179
		6,722,179

France (13.3%)
Alstom SA	55,736	4,070,379
AXA SA	251,709	6,819,149
BNP Paribas (Rights) (NON)	145,757	315,901
BNP Paribas SA	145,757	11,654,182
Christian Dior SA	70,431	6,961,893
France Telecom SA	347,154	9,254,918
Renault SA (NON)	75,423	3,519,471
Societe Generale	93,075	7,496,447
Total SA (S)	211,241	12,560,804
UBISOFT Entertainment (NON)	276,896	5,246,995
Unibail-Rodamco (R)	17,508	3,639,416
Vivendi SA	332,663	10,300,823
		81,840,378

Germany (7.4%)
Bayerische Motoren Werke (BMW) AG	104,332	5,034,226
Deutsche Post AG	521,993	9,784,404
HeidelbergCement AG 144A (NON)	22,506	1,458,052
Henkel AG & Co. KGaA	172,589	7,435,591
MTU Aero Engines Holding AG	111,631	5,289,968
Porsche Automobil Holding SE (Preference)	142,047	11,180,732
RWE AG	55,298	5,139,698
		45,322,671

Greece (0.7%)
Public Power Corp. SA (NON)	204,809	4,561,818
		4,561,818

Hong Kong (3.0%)
Cheung Kong Holdings, Ltd.	380,000	4,784,953
Esprit Holdings, Ltd.	627,200	4,206,386
Link REIT (The) (R)	1,875,773	4,126,928
Noble Group, Ltd.	3,263,000	5,623,388
		18,741,655

Ireland (0.7%)
Kerry Group PLC Class A	151,379	4,333,611
		4,333,611

Italy (1.7%)
Mediaset SpA	511,732	3,582,038
Prysmian SpA	361,360	6,784,031

		10,366,069

Japan (19.1%)
Aisin Seiki Co., Ltd.	314,900	7,620,207
Astellas Pharma, Inc.	250,700	10,318,391
Casio Computer Co., Ltd.	418,100	3,416,895
Daito Trust Construction Co., Ltd.	66,400	2,894,825
East Japan Railway Co.	68,600	4,934,336
Fujitsu, Ltd.	879,000	5,702,256
Hitachi, Ltd. (NON)	323,000	989,194
Japan Retail Fund Investment Corp. (R)	358	1,945,839
Japan Tobacco, Inc.	3,622	12,353,903
Jupiter Telecommunications Co., Ltd.	4,656	4,512,528
KDDI Corp.	1,572	8,856,836
Mitsui & Co., Ltd.	242,400	3,159,850
Mitsui Fudosan Co., Ltd.	217,000	3,643,136
Nintendo Co., Ltd.	16,500	4,225,835
Nippon Telegraph & Telephone (NTT) Corp.	196,700	9,094,689
Ono Pharmaceutical Co., Ltd.	67,200	3,489,897
ORIX Corp. (S)	127,620	7,771,968
ORIX Corp. 144A (NON)	10,780	656,494
Sankyo Co., Ltd.	92,300	5,771,484
Suzuken Co., Ltd.	151,300	5,223,007
Tokyo Gas Co., Ltd.	1,515,000	6,296,162
Toyo Suisan Kaisha, Ltd.	176,000	4,776,578
		117,654,310

Norway (1.9%)
DnB NOR ASA (NON)	599,484	6,956,597
StatoilHydro ASA	210,214	4,736,570
		11,693,167

Singapore (0.6%)
Singapore Airlines, Ltd.	387,800	3,794,594
		3,794,594

South Korea (2.4%)
Hana Financial Group, Inc.	161,590	5,545,799
KT Corp.	61,590	2,115,048
Samsung Electronics Co., Ltd.	4,957	3,418,740
Shinhan Financial Group Co., Ltd. (NON)	86,050	3,444,492
		14,524,079

Spain (4.4%)
Banco Bilbao Vizcaya Argentaria SA	394,203	7,002,296
Banco Santander Central Hispano SA	923,268	14,872,370
Endesa SA	116,266	3,844,469
Obrascon Huarte Lain SA	44,234	1,233,664
		26,952,799

Switzerland (10.9%)
Credit Suisse Group	240,350	13,345,042
Nestle SA	474,825	20,247,462
Roche Holding AG	126,555	20,469,257
Zurich Financial Services AG	55,369	13,179,276
		67,241,037

Taiwan (0.8%)
Hon Hai Precision Industry Co., Ltd.	926,000	3,718,065
Radiant Opto-Electronics Corp.	1,207,340	1,429,914
		5,147,979

United Arab Emirates (0.9%)
Aldar Properties PJSC	1,830,192	2,994,842
DP World, Ltd.	4,079,912	2,284,751
		5,279,593

United Kingdom (20.7%)
BAE Systems PLC	2,103,581	11,756,801
Barclays PLC	604,446	3,579,439
BG Group PLC	424,390	7,383,297
BHP Billiton PLC	305,664	8,355,796
BP PLC	2,286,398	20,236,371
BT Group PLC	3,992,277	8,306,531
Cairn Energy PLC (NON)	104,157	4,646,020
Cobham PLC	484,848	1,698,662
Compass Group PLC	822,987	5,035,620
Dana Petroleum PLC (NON)	129,822	2,913,077
GlaxoSmithKline PLC	616,709	12,135,691
Marks & Spencer Group PLC	916,378	5,310,787
Reckitt Benckiser Group PLC	175,127	8,571,292
Royal Bank of Scotland Group PLC	2,213,520	1,875,880
TUI Travel PLC	1,459,511	5,947,322
Vedanta Resources PLC	152,418	4,639,834
WPP PLC	666,536	5,728,667
Xstrata PLC	664,737	9,814,570
		127,935,657

Total common stocks (cost $556,273,226)		$602,252,834

INVESTMENT COMPANIES (0.5%)(a)
	Shares	Value

iShares MSCI EAFE Index Fund	60,800	$3,325,760

Total investment companies (cost $2,354,644)		$3,325,760

U.S. TREASURY OBLIGATIONS (--%)(a)(i)
	Principal amount	Value

U.S. Treasury Inflation Protected Notes, 2s,
July 15, 2014	$260,511	$272,049

Total U.S. treasury obligations (cost $272,049)		$272,049

SHORT-TERM INVESTMENTS (2.2%)(a)
	Principal amount/shares	Value

Putnam Money Market Liquidity Fund (e)	$2,424,032	$2,424,031
Short-term investments held as collateral for loaned
securities with yields ranging from 0.01% to 0.47% and
due dates ranging from October 1, 2009 to
October 9, 2009 (d)	10,851,245	10,851,200
U.S. Treasury Cash Management Bills with effective
yields ranging from 0.30% to 0.44%, maturity date
April 1, 2010	240,000	239,522
SSgA Prime Money Market Fund (i)	140,000	140,000
U.S. Treasury Bills, zero%, December 17, 2009 (i)	197,000	196,961

Total short-term investments (cost $13,851,767)		$13,851,714

TOTAL INVESTMENTS

Total investments (cost $572,751,686)(b)		$619,702,357

FORWARD CURRENCY CONTRACTS TO BUY at 9/30/09 (aggregate face value $156,149,665) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$41,135,806	$38,895,187	10/21/09	$2,240,619
British Pound	14,942,891	15,128,235	10/21/09	(185,344)
Canadian Dollar	4,028,511	3,991,002	10/21/09	37,509
Danish Krone	3,407,325	3,388,879	10/21/09	18,446
Euro	36,679,811	35,587,580	10/21/09	1,092,231
Hong Kong Dollar	110,481	110,489	10/21/09	(8)
Japanese Yen	22,840,120	22,221,949	10/21/09	618,171
Norwegian Krone	12,236,331	11,674,512	10/21/09	561,819
Singapore Dollar	978,158	965,372	10/21/09	12,786
Swedish Krona	19,754,388	18,954,336	10/21/09	800,052
Swiss Franc	5,355,587	5,232,124	10/21/09	123,463

Total				$5,319,744

FORWARD CURRENCY CONTRACTS TO SELL at 9/30/09 (aggregate face value $126,066,518) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$2,449,579	$2,313,884	10/21/09	$(135,695)
British Pound	16,627,911	16,836,357	10/21/09	208,446
Canadian Dollar	11,559,441	11,454,105	10/21/09	(105,336)
Euro	19,102,625	18,537,224	10/21/09	(565,401)
Hong Kong Dollar	9,218,077	9,218,470	10/21/09	393
Japanese Yen	16,860,485	16,354,588	10/21/09	(505,897)
Norwegian Krone	20,163,461	19,228,255	10/21/09	(935,206)
Singapore Dollar	338,222	334,265	10/21/09	(3,957)
Swedish Krona	4,173,765	4,004,918	10/21/09	(168,847)
Swiss Franc	28,183,133	27,784,452	10/21/09	(398,681)

Total				$(2,610,181)

Key to holding's abbreviations

ADR American Depository Receipts

NOTES

(a) Percentages indicated are based on net assets of $616,744,910.

(b) The aggregate identified cost on a tax basis is $577,801,641, resulting in gross unrealized appreciation and depreciation of $75,029,166 and $33,128,450, respectively, or net unrealized appreciation of $41,900,716.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2009, the value of securities loaned amounted to $10,402,962. The fund received cash collateral of $10,851,200 which is pooled with collateral of other Putnam funds into 3 issues of short-term investments.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $9,249 for the period ended September 30, 2009. During the period ended September 30, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $111,059,316 and $108,635,285, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(i) Securities purchased with cash or received, that were pledged to the fund for collateral on certain derivative contracts.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at September 30, 2009.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

The dates shown on debt obligations are the original maturity dates.

The fund had the following industry concentration greater than 10% at September 30, 2009 (as a percentage of net assets):

Banking	10.8%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings) . Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At September 30, 2009, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts at period end are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At September 30, 2009, the fund had a net liability position of $16,210 on derivative contracts subject to the Master Agreements.

On September 15, 2008, the fund terminated its outstanding derivatives contracts with Lehman Brothers Special Financing, Inc. (“LBSF”) in connection with the bankruptcy filing of LBSF’s parent company, Lehman Brothers Holdings, Inc. On September 26, 2008, the fund entered into a receivable purchase agreement (“Agreement”) with another registered investment company (the “Purchaser”) managed by Putnam Management. Under the Agreement, the fund sold to the Purchaser the fund’s right to receive, in the aggregate, $577,377 in net payments from LBSF in connection with certain terminated derivatives transactions (the “Receivable”), in exchange for an initial payment plus (or minus) additional amounts based on the applicable Purchaser’s ultimate realized gain (or loss) on the Receivable. The Agreement is valued at fair value following procedures approved by the Trustees. All remaining payments under the Agreement will be recorded as realized gain or loss.

In September 2006, Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") was issued. ASC 820 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of ASC 820 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of September 30, 2009:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Australia	$--	$11,919,900	$--

	Belgium	11,236,569	--	--

	Brazil	3,497,112	--	--

	Canada	8,446,533	--	--

	China	4,970,785	10,070,339	--

	Finland	6,722,179	--	--

	France	81,840,378	--	--

	Germany	45,322,671	--	--

	Greece	4,561,818	--	--

	Hong Kong	--	18,741,655	--

	Ireland	4,333,611	--	--

	Italy	10,366,069	--	--

	Japan	--	117,654,310	--

	Norway	11,693,167	--	--

	Singapore	--	3,794,594	--

	South Korea	--	14,524,079	--

	Spain	26,952,799	--	--

	Switzerland	67,241,037	--	--

	Taiwan	--	5,147,979	--

	United Arab Emirates	5,279,593	--	--

	United Kingdom	127,935,657	--	--

Total common stocks		420,399,978	181,852,856	--

Investment companies		3,325,760	--	--

Short-term investments		2,564,031	11,287,683	--

U.S. Treasury Obligations		--	272,049	--

Totals by level		$426,289,769	$193,412,588	$--

		Level 1	Level 2	Level 3

Other financial instruments:		$--	$2,709,563	$144,229

Other financial instruments include forward currency contracts and receivable purchase agreements.

The following is a reconciliation of Level 3 assets as of September 30, 2009:

Investments in securities:					Change in net		Net
		Balance as of	Accrued		unrealized	Net	transfers in	Balance as of
		December	discounts/	Realized	appreciation/	purchases/	and/or out	September
		31, 2008	premiums	gain/(loss)	(depreciation)	sales	of Level 3	30, 2009

Common stocks:

	United Kingdom	$5	$--	$--	$(5)	$--	$--	$--

Total common stocks		$5	--	--	(5)	--	--	$--

Totals:		$5	$--	$--	$(5)	$--	$--	$--

					Change in net		Net
		Balance as of	Accrued		unrealized	Net	transfers in	Balance as of
		December	discounts/	Realized	appreciation/	purchases/	and/or out	September
		31, 2008 ††	premiums	gain/(loss)	(depreciation) †	sales	of Level 3	30, 2009 ††

Other financial instruments:		$148,798	$--	$--	$(4,569)	$--	$--	$144,229

† Includes $(4,569) related to Level 3 securities still held at period end.

†† Includes amount receivable under receivable purchase agreement.

Market Values of Derivative Instruments as of September 30, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under Statement ASC 815	Market value	Market value

Foreign exchange contracts	$5,721,400	$3,011,837

Total	$5,721,400	$3,011,837

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT International Growth and Income Fund
The fund's portfolio
9/30/09 (Unaudited)

COMMON STOCKS (99.4%)(a)
	Shares	Value

Airlines (1.9%)
Qantas Airways, Ltd. (Australia)	607,946	$1,531,309
Singapore Airlines, Ltd. (Singapore)	215,270	2,106,401
		3,637,710

Automotive (3.2%)
Bayerische Motoren Werke (BMW) AG (Germany)	20,925	1,009,673
Nissan Motor Co., Ltd. (Japan)	437,000	2,939,595
Porsche Automobil Holding SE (Preference) (Germany)	13,776	1,084,330
Valeo SA (France) (NON)	34,262	902,366
		5,935,964

Banking (20.7%)
Banco Bilbao Vizcaya Argentaria SA (Spain)	143,192	2,543,544
Banco do Brasil SA (Brazil)	80,000	1,409,773
Banco Santander Central Hispano SA (Spain)	253,251	4,079,468
Bank of China Ltd. (China)	1,754,000	917,579
Barclays PLC (United Kingdom)	408,185	2,417,210
BNP Paribas (Rights) (France) (NON)	23,735	51,441
BNP Paribas SA (France)	23,735	1,897,761
Commonwealth Bank of Australia (Australia)	22,065	1,003,738
DBS Group Holdings, Ltd. (Singapore)	132,000	1,236,134
DnB NOR ASA (Norway) (NON)	85,618	993,538
HSBC Holdings PLC (London Exchange) (United Kingdom)	487,449	5,585,961
KBC Groupe SA (Belgium) (NON)	18,724	941,172
Korea Exchange Bank (South Korea)	98,280	1,149,615
Lloyds Banking Group PLC (United Kingdom)	624,054	1,035,754
National Australia Bank, Ltd. (Australia)	87,840	2,375,353
National Bank of Canada (Canada) (S)	42,559	2,372,402
National Bank of Greece SA (Greece) (NON)	67,306	2,414,791
Royal Bank of Canada (Canada) (S)	20,057	1,080,686
Societe Generale (France)	24,657	1,985,924
Toronto-Dominion Bank (Canada) (S)	53,915	3,495,566
		38,987,410

Beverage (1.1%)
Britvic PLC (United Kingdom)	252,101	1,422,294
Carlsberg A/S Class B (Denmark)	9,734	705,806
		2,128,100

Broadcasting (1.4%)
Gestevision Telecinco SA (Spain)	68,784	868,269
Mediaset SpA (Italy)	247,844	1,734,866
		2,603,135

Chemicals (1.9%)
BASF SE (Germany)	35,187	1,865,823
CF Industries Holdings, Inc.	8,412	725,367
Nitto Denko Corp. (Japan)	34,000	1,035,795
		3,626,985

Commercial and consumer services (2.1%)
Kloeckner & Co., AG (Germany) (NON) (S)	36,574	838,733
LG Corp. (South Korea)	28,583	1,911,815
TUI Travel PLC (United Kingdom)	292,101	1,190,274
		3,940,822

Computers (1.8%)
Fujitsu, Ltd. (Japan)	314,000	2,036,983
Longtop Financial Technologies Ltd. ADR (China) (NON)	47,120	1,341,035
		3,378,018

Conglomerates (3.3%)
Mitsubishi Corp. (Japan)	68,400	1,375,933
Mitsui & Co., Ltd. (Japan)	137,600	1,793,710
Tyco International, Ltd.	33,631	1,159,597
Vivendi SA (France)	61,967	1,918,792
		6,248,032

Construction (1.2%)
CRH PLC (Ireland)	42,727	1,182,875
HeidelbergCement AG (Germany)	10,340	669,877
HeidelbergCement AG (Rights) (Germany) (NON)	10,340	55,268
HeidelbergCement AG 144A (Germany) (NON)	6,825	442,158
		2,350,178

Consumer finance (0.2%)
Credit Saison Co., Ltd. (Japan)	37,200	435,667
		435,667

Distribution (0.8%)
Jardine Cycle & Carriage, Ltd. (Singapore)	87,000	1,492,501
		1,492,501

Electric utilities (2.0%)
CEZ AS (Czech Republic)	30,061	1,606,289
E.ON AG (Germany)	19,018	807,092
RWE AG (Germany)	13,862	1,288,410
		3,701,791

Electrical equipment (0.6%)
Mitsubishi Electric Corp. (Japan)	162,000	1,218,761
		1,218,761

Electronics (3.2%)
Epistar Corp. 144A GDR (Taiwan) (F)(NON)	9,633	173,903
Garmin, Ltd.	20,600	777,444
Hynix Semiconductor, Inc. (South Korea) (NON)	21,610	363,228
LG Display Co., Ltd. (South Korea)	29,670	853,987
LG Electronics, Inc. (South Korea)	15,479	1,642,772
United Microelectronics Corp. ADR (Taiwan) (NON) (S)	250,300	951,140
Venture Corp., Ltd. (Singapore)	196,000	1,246,377
		6,008,851

Engineering and construction (0.8%)
Vinci SA (France)	26,578	1,504,679
		1,504,679

Financial (2.0%)
Irish Life & Permanent PLC (Ireland)	107,713	886,470
ORIX Corp. (Japan)	11,460	697,906
ORIX Corp. 144A (Japan) (NON)	3,160	192,442
Shinhan Financial Group Co., Ltd. (South Korea) (NON)	50,750	2,031,470
		3,808,288

Food (3.7%)
J Sainsbury PLC (United Kingdom)	356,566	1,854,723
Kerry Group PLC Class A (Ireland)	49,832	1,426,568
Metro, Inc. (Canada)	25,034	820,091
Nestle SA (Switzerland)	21,051	897,656
Toyo Suisan Kaisha, Ltd. (Japan)	72,000	1,954,054
		6,953,092

Insurance (6.7%)
ACE, Ltd.	46,265	2,473,327
AXA SA (France)	118,487	3,209,979
Fairfax Financial Holdings, Ltd. (Canada)	4,300	1,601,197
RSA Insurance Group PLC (United Kingdom)	676,479	1,448,659
Zurich Financial Services AG (Switzerland)	16,281	3,875,306
		12,608,468

Investment banking/Brokerage (2.7%)
Credit Suisse Group (Switzerland)	36,408	2,021,495
Deutsche Bank AG (Germany)	15,083	1,158,381
GAM Holding, Ltd. Class B (Ireland)	16,998	849,408
Mediobanca SpA (Italy)	75,192	1,028,438
		5,057,722

Machinery (0.4%)
China National Materials Co., Ltd. (China)	848,000	720,140
		720,140

Medical technology (0.4%)
Covidien PLC (Ireland)	18,346	793,648
		793,648

Metals (2.3%)
ArcelorMittal (Luxembourg)	31,752	1,188,014
BHP Billiton, Ltd. (Australia)	30,657	1,013,535
Korea Zinc Co., Ltd. (South Korea)	6,208	919,298
Noble Group, Ltd. (Hong Kong)	644,000	1,109,856
		4,230,703

Natural gas utilities (0.5%)
Tokyo Gas Co., Ltd. (Japan)	245,000	1,018,191
		1,018,191

Office equipment and supplies (0.9%)
Canon, Inc. (Japan)	40,300	1,614,760
		1,614,760

Oil and gas (9.5%)
Australian Worldwide Exploration, Ltd. (Australia)	178,293	425,927
BG Group PLC (United Kingdom)	42,320	736,259
BP PLC (United Kingdom)	722,008	6,390,323
Nexen, Inc. (Canada)	82,816	1,887,222

Nippon Mining Holdings, Inc. (Japan)			158,500	773,479
Repsol YPF SA (Spain)			36,949	1,005,870
Royal Dutch Shell PLC Class B (United Kingdom)			106,976	2,972,294
StatoilHydro ASA (Norway)			34,428	775,736
Total SA (France) (S)			49,755	2,958,530
				17,925,640

Pharmaceuticals (6.0%)
Astellas Pharma, Inc. (Japan)			49,300	2,029,105
Fujirebio, Inc. (Japan)			49,000	1,598,177
Novartis AG (Switzerland)			60,989	3,053,572
Ono Pharmaceutical Co., Ltd. (Japan)			14,300	742,642
Roche Holding AG (Switzerland)			18,980	3,069,863
UCB SA (Belgium)			19,233	812,273
				11,305,632

Real estate (3.0%)
Brookfield Properties Corp. (Canada)			109,325	1,242,585
Cheung Kong Holdings, Ltd. (Hong Kong)			102,000	1,284,382
Japan Retail Fund Investment Corp. (Japan) (R)			222	1,206,638
Leopalace21 Corp. (Japan)			98,500	786,865
Wharf (Holdings), Ltd. (Hong Kong)			225,000	1,187,082
				5,707,552

Retail (2.0%)
Koninklijke Ahold NV (Netherlands)			124,253	1,495,679
Lawson, Inc. (Japan)			28,500	1,326,843
Next PLC (United Kingdom)			31,291	897,456
				3,719,978

Semiconductor (0.6%)
Tokyo Electron, Ltd. (Japan)			16,600	1,050,961
				1,050,961

Technology services (0.7%)
Perfect World Co., Ltd. ADR (China) (NON)			26,523	1,275,756
				1,275,756

Telecommunications (5.4%)
America Movil SAB de CV ADR Ser. L (Mexico)			24,428	1,070,679
BCE, Inc. (Canada)			59,100	1,460,209
France Telecom SA (France)			54,130	1,443,073
KDDI Corp. (Japan)			252	1,419,798
KT Corp. (South Korea)			28,900	995,577
Tele2 AB Class B (Sweden)			54,778	728,263
Vodafone Group PLC (United Kingdom)			1,329,158	2,982,499
				10,100,098

Telephone (1.4%)
Nippon Telegraph & Telephone (NTT) Corp. (Japan)			56,100	2,593,859
				2,593,859

Tobacco (0.8%)
Japan Tobacco, Inc. (Japan)			440	1,500,750
				1,500,750

Transportation (0.6%)
DP World, Ltd. (United Arab Emirates)			1,892,603	1,059,858
				1,059,858

Transportation services (1.8%)
ComfortDelgro Corp., Ltd. (Singapore)			1,443,000	1,641,775
Deutsche Post AG (Germany)			95,295	1,786,240
				3,428,015

Trucks and parts (1.0%)
Aisin Seiki Co., Ltd. (Japan)			47,600	1,151,864
Toyoda Gosei Co., Ltd. (Japan)			28,100	815,588
				1,967,452

Water Utilities (0.7%)
Guangdong Investment, Ltd. (China)			2,546,000	1,253,152
				1,253,152

Total common stocks (cost $165,437,777)				$186,892,319

WARRANTS (0.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Mediobanca SpA (Italy) (F)	3/18/11	EUR 9.00	71,612	$5,097

Total warrants (cost $5,172)				$5,097

U.S. TREASURY OBLIGATIONS (0.1%)(a)
			Principal amount	Value

U.S. Treasury Bonds 3.625s, May 15, 2013 (i)			$134,000	$145,386

Total U.S. treasury obligations (cost $145,386)				$145,386

SHORT-TERM INVESTMENTS (5.9%)(a)
	Principal amount/shares	Value

Putnam Money Market Liquidity Fund (e)	573,957	$573,957
Short-term investments held as collateral for loaned
securities with yields ranging from 0.01% to 0.47% and
due dates ranging from October 1, 2009 to
October 9, 2009 (d)	$10,200,093	10,200,079
U.S. Treasury Bills for an effective yield of zero%, December 17, 2009 (i)	190,000	189,962
U.S. Treasury Cash Management Bills for an effective
yield of 0.34%, July 15, 2010 (SEGSF)	170,000	169,533

Total short-term investments (cost $11,133,541)		$11,133,531

TOTAL INVESTMENTS

Total investments (cost $176,721,876) (b)		$198,176,333

FORWARD CURRENCY CONTRACTS TO BUY at 9/30/09 (aggregate face value $51,000,308) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$12,247,187	$11,565,047	10/21/09	$682,140
British Pound	9,067,165	9,234,797	10/21/09	(167,632)
Canadian Dollar	4,025,983	3,988,933	10/21/09	37,050
Danish Krone	1,606,140	1,600,063	10/21/09	6,077
Euro	12,149,773	11,824,979	10/21/09	324,794
Japanese Yen	6,202,861	6,013,786	10/21/09	189,075
Norwegian Krone	1,947,800	1,857,316	10/21/09	90,484
Swedish Krona	4,534,070	4,349,056	10/21/09	185,014
Swiss Franc	580,139	566,331	10/21/09	13,808

Total				$1,360,810

FORWARD CURRENCY CONTRACTS TO SELL at 9/30/09 (aggregate face value $37,249,859) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$4,371,333	$4,126,382	10/21/09	$(244,951)
British Pound	2,566,019	2,597,852	10/21/09	31,833
Canadian Dollar	1,828,265	1,811,629	10/21/09	(16,636)
Euro	7,639,352	7,411,656	10/21/09	(227,696)
Hong Kong Dollar	3,169,425	3,169,499	10/21/09	74
Japanese Yen	6,563,783	6,370,220	10/21/09	(193,563)
Norwegian Krone	2,067,678	1,972,427	10/21/09	(95,251)
Singapore Dollar	6,068,389	5,995,309	10/21/09	(73,080)
Swedish Krona	894,307	858,128	10/21/09	(36,179)
Swiss Franc	3,005,963	2,936,757	10/21/09	(69,206)

Total				$(924,655)

Key to holding's currency abbreviations

EUR	Euro

Key to holding's abbreviations

ADR	American Depository Receipts
GDR	Global Depository Receipts

NOTES

(a) Percentages indicated are based on net assets of $188,016,541.

(b) The aggregate identified cost on a tax basis is $181,572,555, resulting in gross unrealized appreciation and depreciation of $24,446,847 and $7,843,069, respectively, or net unrealized appreciation of $16,603,778.

(NON) Non-income-producing security.

(SEGSF) This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at September 30, 2009.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2009, the value of securities loaned amounted to $10,200,079. The fund received cash collateral of $7,075,907 which is pooled with collateral of other Putnam funds into 3 issues of short-term investments.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $2,543 for the period ended September 30, 2009. During the period ended September 30, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $33,133,009 and $32,559,052, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for Accounting Standards Codification ASC 820, Fair Value Measurements and Disclosures ("ASC 820") disclosures based on the securities valuation inputs. On September 30, 2009, fair value pricing was also used for certain foreign securities in the portfolio.

(i) Securities purchased with cash or received, that were pledged to the fund for collateral on certain derivative contracts.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at September 30, 2009.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR and GDR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at September 30, 2009 (as a percentage of Portfolio Value):

Japan	17.8%
United Kingdom	15.4
France	8.5
Canada	7.4
Switzerland	6.9
Germany	5.9
South Korea	5.3
Spain	4.5
Singapore	4.1

Australia	3.4
China	2.9
Ireland	2.7
United States	3.2
Hong Kong	1.9
Italy	1.5
Greece	1.3
Norway	0.9
Belgium	0.9
Czech Republic	0.9
Netherlands	0.8
Brazil	0.8
Luxembourg	0.6
Taiwan	0.6
Mexico	0.6
United Arab Emirates	0.6
Other	0.6

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings) . Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At September 30, 2009, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts at period end are indicative of the volume of activity during the period.

The fund had an average contract amount of approximately $80,100,000 on Forward currency contracts for the period ended September 30, 2009.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At September 30, 2009, the fund had a net liability position of $516,506 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $169,592.

On September 15, 2008, the fund terminated its outstanding derivatives contracts with Lehman Brothers Special Financing, Inc. (“LBSF”) in connection with the bankruptcy filing of LBSF’s parent company, Lehman Brothers Holdings, Inc. On September 26, 2008, the fund entered into a receivable purchase agreement (“Agreement”) with another registered investment company (the “Purchaser”) managed by Putnam Management. Under the Agreement, the fund sold to the Purchaser the fund’s right to receive, in the aggregate, $633,668 in net payments from LBSF in connection with certain terminated derivatives transactions (the “Receivable”), in exchange for an initial payment plus (or minus) additional amounts based on the applicable Purchaser’s ultimate realized gain (or loss) on the Receivable. The Agreement is valued at fair value following procedures approved by the Trustees. All remaining payments under the Agreement will be recorded as realized gain or loss.

In September 2006, Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") was issued. ASC 820 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of ASC 820 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of September 30, 2009:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:
	Basic materials	$6,129,382	$4,078,484	$--

	Capital goods	1,504,679	5,521,113	--

	Communication services	7,684,723	5,009,234	--

	Conglomerates	3,078,389	3,169,643	--

	Consumer cyclicals	8,525,967	4,851,410	--

	Consumer staples	8,622,817	6,274,148	--

	Energy	16,726,234	1,199,406	--

	Financials	52,100,236	14,504,871	--

	Health care	7,729,356	4,369,924	--

	Technology	4,345,375	7,194,308	173,903

	Transportation	2,846,098	5,279,485	--

	Utilities and power	3,701,791	2,271,343	--

Total common stocks		122,995,047	63,723,369	173,903

U.S. Treasury Obligations		--	145,386	--

Warrants		--	--	5,097

Short-term investments		573,957	10,559,574	--

Totals by level		$123,569,004	$74,428,329	$179,000

	Level 1	Level 2	Level 3

Other financial instruments:	$--	$--	$158,290

Other financial instruments include forward currency contracts and receivable purchase agreements.

The following is a reconciliation of Level 3 assets as of September 30, 2009:

Investments in securities:					Change in net		Net	Balance
		Balance	Accrued		unrealized	Net	transfers in	as of
		as of December	discounts/	Realized	appreciation/	purchases/	and/or out	September
		31, 2008	premiums	gain/(loss)	(depreciation) †	sales	of Level 3	30, 2009

Common stocks:

	Financial	$221,548	--	(109,837)	195,575	(307,286)	--	--

	Technology		--		48,674	125,229	--	173,903

Total common stocks		$221,548	--	(109,837)	244,249	(182,057)	--	$173,903

Warrants		$--	--	--	5,097	--	--	$5,097

Totals:		$221,548	$--	$(109,837)	$249,346	$(182,057)	$--	$179,000

† Includes $53,771 related to Level 3 securities still held at period end. Total change in unrealized appreciation/(depreciation) for securities (including Level 1 and Level 2) can be found in the Statement of operations.

				Change in net		Net	Balance
	Balance	Accrued		unrealized	Net	transfers in	as of
	as of December	discounts/	Realized	appreciation/	purchases/	and/or out	September
	31, 2008 ††	premiums	gain/(loss)	(depreciation) †	sales	of Level 3	30, 2009 ††

Other financial instruments:	$163,305	$--	$--	$(5,015)	$--	$--	$158,290

† Includes ($5,015) related to Level 3 securities still held at period end.

†† Includes amount receivable under receivable purchase agreement.

Market Values of Derivative Instruments as of September 30, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	$1,560,388	$1,124,233

Total	$1,560,388	$1,124,233

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT International New Opportunities Fund
The fund's portfolio
9/30/09 (Unaudited)

COMMON STOCKS (94.3%)(a)
	Shares	Value

Aerospace and defense (2.0%)
Cobham PLC (United Kingdom)	322,453	$1,129,712
MTU Aero Engines Holding AG (Germany)	11,488	544,393
		1,674,105

Agriculture (0.7%)
China Green Holdings, Ltd. (China)	738,000	625,956
		625,956

Airlines (0.9%)
easyJet PLC (United Kingdom) (NON)	118,304	717,998
		717,998

Automotive (3.2%)
Bayerische Motoren Werke (BMW) AG (Germany)	11,818	570,242
Kanto Auto Works, Ltd. (Japan)	54,800	548,707
Nissan Motor Co., Ltd. (Japan)	98,700	663,931
Porsche Automobil Holding SE (Preference) (Germany)	3,282	258,331
PT Astra International TbK (Indonesia)	56,500	194,681
Renault SA (France) (NON)	8,604	401,489
		2,637,381

Banking (7.3%)
Banco Bilbao Vizcaya Argentaria SA (Spain)	45,883	815,028
Barclays PLC (United Kingdom)	122,424	724,977
HSBC Holdings PLC (London Exchange) (United Kingdom)	90,920	1,041,905
KBC Groupe SA (Belgium) (NON)	25,428	1,278,152
Royal Bank of Canada (Canada)	7,700	414,882
Societe Generale (France)	12,529	1,009,111
State Bank of India, Ltd. (India)	11,413	518,273
Sumitomo Mitsui Financial Group, Inc. (Japan)	7,100	246,182
		6,048,510

Beverage (1.5%)
Britvic PLC (United Kingdom)	56,905	321,045
Carlsberg A/S Class B (Denmark)	13,254	961,040
		1,282,085

Biotechnology (2.0%)
Biotest AG (Preference) (Germany)	8,639	521,852
Genzyme Corp. (NON)	20,576	1,167,276
		1,689,128

Cable television (2.4%)
DIRECTV Group, Inc. (The) (NON) (S)	38,291	1,056,066
Jupiter Telecommunications Co., Ltd. (Japan)	235	227,759
Telenet Group Holding NV (Belgium) (NON) (S)	26,663	704,377
		1,988,202

Chemicals (1.4%)
Agrium, Inc. (Canada)	17,830	893,420
Air Water, Inc. (Japan)	21,000	241,625
Yingde Gases Group Co. 144A (China) (NON)	38,000	34,323
		1,169,368

Coal (0.5%)
China Coal Energy Co. (China)	338,000	440,423
		440,423

Commercial and consumer services (0.8%)
Compass Group PLC (United Kingdom)	109,578	670,476
		670,476

Communications equipment (1.4%)
Motorola, Inc.	89,599	769,655
Nokia OYJ (Finland)	29,763	438,029
		1,207,684

Computers (1.7%)
Fujitsu, Ltd. (Japan)	156,000	1,012,004
Logitech International SA (Switzerland) (NON)	23,906	436,061
		1,448,065

Conglomerates (1.5%)
Mitsubishi Corp. (Japan)	39,900	802,628
Vivendi SA (France)	15,042	465,772

		1,268,400

Construction (1.2%)
HeidelbergCement AG (Germany)	2,342	151,727
HeidelbergCement AG 144A (Germany) (NON)	3,013	195,197
Lafarge SA (France)	5,676	508,275
Obrascon Huarte Lain SA (Spain)	6,109	170,377
		1,025,576

Consumer (0.5%)
Christian Dior SA (France)	3,787	374,334
		374,334

Consumer goods (3.2%)
Henkel AG & Co. KGaA (Germany)	33,883	1,459,769
Reckitt Benckiser Group PLC (United Kingdom)	25,045	1,225,785
		2,685,554

Consumer services (0.8%)
Rakuten, Inc. (Japan)	962	640,521
		640,521

Electric utilities (1.0%)
Endesa SA (Spain)	13,049	431,480
Hera SpA (Italy)	154,512	376,283
		807,763

Electrical equipment (1.9%)
Prysmian SpA (Italy)	32,960	618,778
Siemens AG (Germany)	9,978	924,634
		1,543,412

Electronics (0.6%)
Hon Hai Precision Industry Co., Ltd. (Taiwan)	47,000	188,189
Sumco Corp. (Japan)	13,200	298,281
		486,470

Financial (1.6%)
Hana Financial Group, Inc. (South Korea)	17,430	598,201
ORIX Corp. (Japan)	11,310	688,771
		1,286,972

Food (6.7%)
J Sainsbury PLC (United Kingdom)	190,315	989,947
Marine Harvest (Norway) (NON) (S)	836,000	608,029
Nestle SA (Switzerland)	79,627	3,395,450
Toyo Suisan Kaisha, Ltd. (Japan)	20,000	542,793
		5,536,219

Health-care services (2.0%)
Alapis Holding Industrial and Commercial SA (Greece)	1,338,409	1,175,980
Sinopharm Group Co. 144A (China) (NON)	13,600	34,466
Suzuken Co., Ltd. (Japan)	13,800	476,388
		1,686,834

Household furniture and appliances (0.2%)
Steinhoff International Holdings, Ltd. (South Africa)
(NON)	78,573	172,891
		172,891

Insurance (3.6%)
Aflac, Inc.	17,428	744,873
AXA SA (France)	31,967	866,031
QBE Insurance Group, Ltd. (Australia)	22,373	473,460
Zurich Financial Services AG (Switzerland)	3,705	881,887
		2,966,251

Investment banking/Brokerage (0.4%)
Nomura Securities Co., Ltd. (Japan)	52,900	323,703
		323,703

Leisure (0.6%)
Fields Corp. (Japan)	326	489,392
		489,392

Machinery (2.1%)
Alstom SA (France)	16,140	1,178,698
Fanuc, Ltd. (Japan)	6,100	545,883
		1,724,581

Media (0.7%)
WPP PLC (United Kingdom)	70,153	602,943

		602,943

Medical technology (2.1%)
Covidien PLC (Ireland)	17,410	753,157
Terumo Corp. (Japan)	17,300	949,004
		1,702,161

Metals (8.8%)
ArcelorMittal (Luxembourg)	24,272	908,147
BHP Billiton, Ltd. (Australia)	58,164	1,922,929
Cameco Corp. (Canada)	21,294	592,309
Kazakhmys PLC (United Kingdom)	43,369	745,486
Noble Group, Ltd. (Hong Kong)	645,000	1,111,580
Vedanta Resources PLC (United Kingdom)	24,012	730,962
Xstrata PLC (United Kingdom)	89,868	1,326,866
		7,338,279

Natural gas utilities (2.6%)
Centrica PLC (United Kingdom)	283,445	1,141,393
Tokyo Gas Co., Ltd. (Japan)	249,000	1,034,815
		2,176,208

Oil and gas (5.2%)
BG Group PLC (United Kingdom)	85,663	1,490,316
BP PLC (United Kingdom)	72,952	645,681
Cairn Energy PLC (United Kingdom) (NON)	10,055	448,513
Nexen, Inc. (Canada)	28,938	659,443
Occidental Petroleum Corp.	7,739	606,738
Petroleo Brasileiro SA ADR (Preference) (Brazil)	11,334	445,540
		4,296,231

Pharmaceuticals (6.4%)
Astellas Pharma, Inc. (Japan)	20,800	856,093
Roche Holding AG (Switzerland)	18,726	3,028,780
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	14,472	731,700
UCB SA (Belgium)	16,463	695,287
		5,311,860

Publishing (0.8%)
Reed Elsevier PLC (United Kingdom)	86,217	646,209
		646,209

Real estate (2.0%)
Cheung Kong Holdings, Ltd. (Hong Kong)	48,000	604,415
Hammerson PLC (United Kingdom) (R)	32,893	207,580
Renhe Commercial Holdings Co., Ltd. (China)	1,818,000	364,774
Westfield Group (Australia)	42,209	514,187
		1,690,956

Retail (0.9%)
Marks & Spencer Group PLC (United Kingdom)	134,243	777,993
		777,993

Semiconductor (0.8%)
ASML Holding NV (Netherlands)	12,494	367,754
Micron Technology, Inc. (NON)	38,402	314,896
		682,650

Software (1.3%)
Autonomy Corp. PLC (United Kingdom) (NON)	21,594	563,002
Longtop Financial Technologies Ltd. ADR (China) (NON)	17,855	508,153
		1,071,155

Telecommunications (2.8%)
America Movil SAB de CV ADR Ser. L (Mexico)	16,634	729,068
LG Dacom Corp. (South Korea)	31,230	529,321
PT Telekomunikasi (Indonesia)	648,500	577,163
Vodafone Group PLC (United Kingdom)	201,136	451,329
		2,286,881

Telephone (0.5%)
Swisscom AG (Switzerland)	1,139	407,768
		407,768

Tire and rubber (0.5%)
Nokian Renkaat OYJ (Finland) (S)	17,827	415,866
		415,866

Tobacco (3.8%)
British American Tobacco (BAT) PLC (United Kingdom)	50,762	1,594,831
Japan Tobacco, Inc. (Japan)	191	651,462
Lorillard, Inc.	11,674	867,378
		3,113,671

Transportation (1.4%)
DP World, Ltd. (United Arab Emirates)			2,077,729	1,163,528
				1,163,528

Total common stocks (cost $64,931,796)				$78,302,613

WARRANTS (1.4%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Baoshan Iron & Steel Co. 144A (China)	12/23/09	0.00	711,600	$673,387
Gansu Qilianshan Cement Group Co. 144A (China)	8/17/10	0.00	255,800	453,431

Total warrants (cost $1,049,187)				$1,126,818

U.S. TREASURY OBLIGATIONS (0.2%)(a)(i)

			Principal amount	Value

U.S. Treasury Notes, 3 5/8s, May 15,2013			135,000	146,471

Total U.S. treasury obligations (cost $146,471)				$146,471

SHORT-TERM INVESTMENTS (5.4%)(a)
			Principal amount/shares	Value

Putnam Money Market Liquidity Fund (e)			2,395,316	$2,395,316
Short-term investments held as collateral for loaned
securities with yields ranging from 0.01% to 0.47% and
due dates ranging from October 1, 2009 to
October 9, 2009 (d)			$1,765,201	1,765,190
U.S. Treasury Bills, zero%, December 17, 2009 (i)			85,000	84,983
U.S. Treasury Cash Management Bills 0.42%,
April 1, 2010			95,000	94,811
U.S. Treasury Bills 0.41%, February 11, 2010			130,000	129,805

Total short-term investments (cost $4,470,090)				$4,470,105

TOTAL INVESTMENTS

Total investments (cost $70,597,544) (b)				$84,046,007

FORWARD CURRENCY CONTRACTS TO BUY at 9/30/09 (aggregate face value $47,302,768) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$6,087,774	$5,747,512	10/21/09	$340,262
British Pound	4,026,028	4,078,259	10/21/09	(52,231)
Canadian Dollar	1,307,508	1,295,587	10/21/09	11,921
Danish Krone	176,436	175,931	10/21/09	505
Euro	18,732,871	18,177,839	10/21/09	555,032
Hong Kong Dollar	74,050	74,055	10/21/09	(5)
Japanese Yen	7,355,681	7,142,106	10/21/09	213,575
Norwegian Krone	1,689,580	1,611,807	10/21/09	77,773
Singapore Dollar	634,184	626,764	10/21/09	7,420
Swedish Krona	3,406,421	3,269,288	10/21/09	137,133
Swiss Franc	5,223,663	5,103,620	10/21/09	120,043

Total				$1,411,428

FORWARD CURRENCY CONTRACTS TO SELL at 9/30/09 (aggregate face value $30,967,788) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$2,343,926	$2,210,741	10/21/09	$(133,185)
British Pound	4,651,769	4,709,212	10/21/09	57,443
Canadian Dollar	3,950,145	3,913,768	10/21/09	(36,377)
Euro	16,028,902	15,551,107	10/21/09	(477,795)
Hong Kong Dollar	169,897	169,885	10/21/09	(12)
Norwegian Krone	1,942,391	1,852,791	10/21/09	(89,600)
Singapore Dollar	279,342	275,690	10/21/09	(3,652)
Swedish Krona	965,293	925,742	10/21/09	(39,551)
Swiss Franc	1,390,807	1,358,852	10/21/09	(31,955)

Total				$(754,684)

Key to holding's abbreviations

ADR American Depository Receipts

NOTES

(a) Percentages indicated are based on net assets of $83,025,900.

(b) The aggregate identified cost on a tax basis is $72,763,657, resulting in gross unrealized appreciation and depreciation of $12,299,798 and $1,017,448, respectively, or net unrealized appreciation of $11,282,350.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2009, the value of securities loaned amounted to $1,675,515. The fund received cash collateral of $1,765,190 which is pooled with collateral of other Putnam funds into 3 issues of short-term investments.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $2,100 for the period ended September 30, 2009. During the period ended September 30, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $20,655,565 and $18,260,249, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(i) Securities purchased with cash or securities received, that were pledged to the fund for collateral on certain derivatives contracts.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at September 30, 2009.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR, after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at September 30, 2009 (as a percentage of Portfolio Value):

United Kingdom	22.2%
Japan	13.7
Switzerland	10.0
United States	10.0
France	5.9
Germany	5.6
China	3.8
Australia	3.5
Belgium	3.3
Canada	3.1
Hong Kong	2.1
Spain	1.7
Other	1.5
Greece	1.4
United Arab Emirates	1.4
South Korea	1.4
Italy	1.2
Denmark	1.2
Luxembourg	1.1
Finland	1.0
Indonesia	0.9
Ireland	0.9
Israel	0.9
Mexico	0.9
Norway	0.7
India	0.6

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At September 30, 2009, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts at period ended September 30, 2009 are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At September 30, 2009, the fund had a net liability position of $257,631 on derivative contracts subject to the Master Agreements.

On September 15, 2008, the fund terminated its outstanding derivatives contracts with Lehman Brothers Special Financing, Inc. (“LBSF”) in connection with the bankruptcy filing of LBSF’s parent company, Lehman Brothers Holdings, Inc. On September 26, 2008, the fund entered into a receivable purchase agreement (“Agreement”) with another registered investment company (the “Purchaser”) managed by Putnam Management. Under the Agreement, the fund sold to the Purchaser the fund’s right to receive, in the aggregate, $182,958 in net payments from LBSF in connection with certain terminated derivatives transactions (the “Receivable”), in exchange for an initial payment plus (or minus) additional amounts based on the applicable Purchaser’s ultimate realized gain (or loss) on the Receivable. The Agreement is valued at fair value following procedures approved by the Trustees. All remaining payments under the Agreement will be recorded as realized gain or loss.

In September 2006, Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") was issued. ASC 820 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of ASC 820 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of September 30, 2009:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Basic materials	$6,257,089	$3,660,465	$--

	Capital goods	4,396,215	545,883	--

	Communication services	4,118,263	1,334,243	--

	Conglomerates	465,772	1,044,253	--

	Consumer cyclicals	4,890,774	1,896,711	--

	Consumer staples	11,423,274	1,834,776	--

	Energy	4,296,231	440,423	--

	Financial	7,984,426	4,331,966	--

	Health care	8,074,032	2,315,951	--

	Technology	2,627,895	1,498,474	--

	Transportation	1,881,526	--	--

	Utilities and power	1,949,156	1,034,815	--

Total common stocks		58,364,653	19,937,960	--

Warrants		--	1,126,818	--

U.S. Treasury Obligations		--	146,471	--

Short-term investments		2,395,316	2,074,789	--

Totals by level		$60,759,969	$23,286,038	$--

		Level 1	Level 2	Level 3

Other financial instruments:		$--	$656,745	$45,703

Other financial instruments include forward currency contracts and receivable purchase agreements.

				Change in net		Net
	Balance as of	Accrued		unrealized	Net	transfers in	Balance as of
	December	discounts/	Realized	appreciation/	purchases/	and/or out	September
	31, 2008 ††	premiums	gain/(loss)	(depreciation) †	sales	of Level 3	30, 2009 ††

Other financial instruments:	$47,151	$--	$--	$(1,448)	$--	$--	$45,703

† Includes $(1,448) related to Level 3 securities still held at period end.

†† Includes amount receivable under receivable purchase agreement.

Market Values of Derivative Instruments as of September 30, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	$1,521,106	$864,362

Total	$1,521,106	$864,362

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Investors Fund
The fund's portfolio
9/30/09 (Unaudited)

COMMON STOCKS (99.6%)(a)
	Shares	Value

Aerospace and defense (3.1%)
Goodrich Corp.	38,800	$2,108,392
Lockheed Martin Corp.	20,103	1,569,642
Northrop Grumman Corp.	14,100	729,675
Raytheon Co.	33,800	1,621,386
United Technologies Corp.	43,810	2,669,343
		8,698,438

Agriculture (0.3%)
Archer Daniels Midland Co.	26,160	764,395
		764,395

Banking (7.1%)
Bank of America Corp. (S)	306,005	5,177,605
First Midwest Bancorp, Inc.	25,700	289,639
Flushing Financial Corp.	62,475	712,215
FNB Corp.	38,300	272,313
JPMorgan Chase & Co.	181,427	7,950,131
United Community Banks, Inc. (NON)	190,837	954,185
Wells Fargo & Co. (S)	153,158	4,315,992
		19,672,080

Beverage (1.4%)
Coca-Cola Enterprises, Inc.	37,600	805,016
Molson Coors Brewing Co. Class B	13,400	652,312
PepsiCo, Inc. (S)	41,120	2,412,099
		3,869,427

Biotechnology (1.9%)
Amgen, Inc. (NON)	78,330	4,717,816
Talecris Biotherapeutics Holdings Corp. (NON) (FWC)	27,719	526,661
		5,244,477

Broadcasting (1.0%)
CBS Corp. Class B	59,900	721,795
Discovery Communications, Inc. Class A (NON)	23,700	684,693
Liberty Media Corp. - Entertainment Class A (NON)	43,900	1,365,729
		2,772,217

Cable television (1.5%)
Comcast Corp. Class A (S)	120,470	2,034,738
DIRECTV Group, Inc. (The) (NON) (S)	21,200	584,696
DISH Network Corp. Class A (NON)	36,100	695,286
Time Warner Cable, Inc. (S)	25,022	1,078,198
		4,392,918

Chemicals (1.7%)
Agrium, Inc. (Canada)	11,100	552,669
Dow Chemical Co. (The)	42,201	1,100,180
E.I. du Pont de Nemours & Co.	27,400	880,636
Lubrizol Corp. (The)	9,200	657,432
Monsanto Co.	16,982	1,314,407
W.R. Grace & Co. (NON)	14,563	316,600
Yingde Gases Group Co. 144A (China) (NON)	129,000	116,519
		4,938,443

Coal (0.2%)
Walter Industries, Inc.	10,100	606,606
		606,606

Combined utilities (0.6%)
El Paso Corp. (S)	161,600	1,667,712
		1,667,712

Commercial and consumer services (0.8%)
Alliance Data Systems Corp. (NON) (S)	13,200	806,256
Manpower, Inc.	15,610	885,243
URS Corp. (NON)	10,700	467,055
		2,158,554

Communications equipment (3.7%)
Cisco Systems, Inc. (NON)	262,541	6,180,215
Motorola, Inc.	137,500	1,181,125
Qualcomm, Inc.	64,600	2,905,708
		10,267,048

Computers (7.1%)
Apple, Inc. (NON) (S)	40,217	7,455,025
EMC Corp. (NON) (S)	184,100	3,137,064
Hewlett-Packard Co. (S)	54,470	2,571,529
IBM Corp. (S)	52,920	6,329,761
Silicon Graphics International Corp. (NON)	35,142	235,803
		19,729,182

Conglomerates (2.3%)
General Electric Co. (S)	223,420	3,668,556
Honeywell International, Inc.	17,200	638,980
Tyco International, Ltd.	60,800	2,096,384
		6,403,920

Consumer goods (1.6%)
Colgate-Palmolive Co.	11,200	854,336
Estee Lauder Cos., Inc. (The) Class A	14,200	526,536
Kimberly-Clark Corp.	21,400	1,262,172
Procter & Gamble Co. (The)	33,350	1,931,632
		4,574,676

Containers (0.2%)
Ball Corp.	10,500	516,600
		516,600

Electric utilities (1.6%)
Ameren Corp.	36,972	934,652
CMS Energy Corp. (S)	55,500	743,700
Edison International	62,050	2,083,639
Great Plains Energy, Inc.	48,400	868,780
		4,630,771

Electrical equipment (0.1%)
Yingli Green Energy Holding Co., Ltd. ADR (China) (NON)	30,100	375,046
		375,046

Electronics (2.4%)
Garmin, Ltd.	18,800	709,512
Integrated Device Technology, Inc. (NON)	64,459	435,743
Intel Corp.	72,620	1,421,173
Texas Instruments, Inc.	124,200	2,942,298
Thermo Electron Corp. (NON)	12,000	524,040
Tyco Electronics, Ltd. (Switzerland)	30,588	681,501
		6,714,267

Energy (oil field) (1.8%)
ENSCO International, Inc.	13,000	553,020
Halliburton Co.	55,600	1,507,872
Transocean, Ltd. (Switzerland) (NON) (S)	22,300	1,907,319
Weatherford International, Ltd. (Switzerland) (NON)	49,800	1,032,354
		5,000,565

Energy (other) (0.2%)
Solarfun Power Holdings Co., Ltd. ADR (China) (NON)	43,800	251,412
Trina Solar, Ltd. ADR (China) (NON)	9,000	289,530
		540,942

Engineering and construction (0.2%)
KBR, Inc.	22,800	531,012
		531,012

Financial (0.6%)
Broadridge Financial Solutions, Inc.	36,400	731,640
CME Group, Inc.	2,700	832,113
		1,563,753

Food (1.7%)
Campbell Soup Co.	49,200	1,604,904
General Mills, Inc.	18,530	1,192,961
Kraft Foods, Inc. Class A	75,974	1,995,837
		4,793,702

Forest products and packaging (0.7%)
International Paper Co. (S)	24,100	535,743
MeadWestvaco Corp.	36,120	805,837
Sealed Air Corp.	28,700	563,381
		1,904,961

Health-care services (3.7%)
Aetna, Inc.	36,900	1,026,927
AmerisourceBergen Corp.	27,200	608,736
Community Health Systems, Inc. (NON)	18,500	590,705
IMS Health, Inc.	35,400	543,390
McKesson Corp.	57,580	3,428,889

Medco Health Solutions, Inc. (NON)	9,700	536,507
Omnicare, Inc. (S)	52,700	1,186,804
UnitedHealth Group, Inc.	34,500	863,880
Universal Health Services, Inc. Class B	4,500	280,010
WellPoint, Inc. (NON)	28,900	1,368,704
		10,434,552

Insurance (4.5%)
ACE, Ltd.	44,020	2,353,309
Aflac, Inc.	19,600	837,704
American Financial Group, Inc.	21,900	558,450
Assured Guaranty, Ltd. (Bermuda)	66,400	1,289,488
Berkshire Hathaway, Inc. Class B (NON)	462	1,535,226
Hartford Financial Services Group, Inc. (The)	22,500	596,250
MetLife, Inc.	36,681	1,396,446
RenaissanceRe Holdings, Ltd.	8,750	479,150
Travelers Cos., Inc. (The)	49,190	2,421,624
XL Capital, Ltd. Class A	54,100	944,586
		12,412,233

Investment banking/Brokerage (2.6%)
BlackRock, Inc.	2,600	563,732
Goldman Sachs Group, Inc. (The)	28,620	5,276,097
Morgan Stanley	42,416	1,309,806
		7,149,635

Machinery (0.3%)
Timken Co.	32,900	770,847
		770,847

Manufacturing (1.1%)
Illinois Tool Works, Inc.	15,800	674,818
ITT Corp.	11,000	573,650
Mueller Water Products, Inc. Class A	99,963	547,797
Shaw Group, Inc. (NON)	39,500	1,267,555
		3,063,820

Media (1.7%)
Time Warner, Inc.	85,100	2,449,178
Viacom, Inc. Class B (NON)	62,700	1,758,108
WPP PLC (United Kingdom)	61,504	528,608
		4,735,894

Medical technology (2.2%)
Boston Scientific Corp. (NON)	96,922	1,026,404
Covidien PLC (Ireland)	19,700	852,222
Hospira, Inc. (NON)	27,310	1,218,026
Medtronic, Inc.	61,690	2,270,192
St. Jude Medical, Inc. (NON)	21,100	823,111
		6,189,955

Metals (0.4%)
Nucor Corp.	23,710	1,114,607
		1,114,607

Natural gas utilities (0.2%)
NiSource, Inc.	48,100	668,109
		668,109

Office equipment and supplies (0.2%)
Pitney Bowes, Inc.	21,900	544,215
		544,215

Oil and gas (9.3%)
Anadarko Petroleum Corp.	30,800	1,932,084
BP PLC ADR (United Kingdom) (S)	49,850	2,653,516
Chevron Corp.	77,540	5,461,142
El Paso Pipeline Partners, LP. (Units)	44,454	921,531
Exxon Mobil Corp.	81,930	5,621,217
Marathon Oil Corp.	64,580	2,060,102
Occidental Petroleum Corp.	49,972	3,917,805
PetroHawk Energy Corp. (NON)	36,149	875,167
Total SA ADR (France)	18,700	1,108,162
XTO Energy, Inc.	31,700	1,309,844
		25,860,570

Pharmaceuticals (6.3%)
Abbott Laboratories	64,310	3,181,416
Johnson & Johnson	97,960	5,964,784
Merck & Co., Inc. (S)	61,150	1,934,175
Pfizer, Inc. (S)	268,810	4,448,806
Wyeth	42,520	2,065,622
		17,594,803

Power producers (0.6%)
AES Corp. (The) (NON)	108,300	1,605,006

		1,605,006

Publishing (0.6%)
Gannett Co., Inc.	97,800	1,223,478
R. R. Donnelley & Sons Co.	14,600	310,396
		1,533,874

Railroads (0.9%)
Canadian National Railway Co. (Canada)	10,100	494,799
CSX Corp.	48,400	2,026,024
		2,520,823

Real estate (0.4%)
CBL & Associates Properties (R)	120,299	1,166,900
		1,166,900

Regional Bells (2.8%)
AT&T, Inc.	176,420	4,765,104
Verizon Communications, Inc.	96,990	2,935,887
		7,700,991

Restaurants (0.7%)
McDonald's Corp.	32,730	1,867,901
		1,867,901

Retail (5.8%)
Advance Auto Parts, Inc.	12,600	494,928
Coach, Inc.	33,100	1,089,652
CVS Caremark Corp.	85,780	3,065,777
GameStop Corp. (NON)	46,300	1,225,561
Gap, Inc. (The)	20,800	445,120
Herbalife, Ltd. (Cayman Islands)	18,400	602,416
Home Depot, Inc. (The) (S)	74,000	1,971,360
Kohl's Corp. (NON)	9,400	536,270
Macy's, Inc.	98,690	1,805,040
Mead Johnson Nutrition Co. Class A	1,603	71,136
Supervalu, Inc.	45,100	679,206
Target Corp. (S)	27,000	1,260,360
Wal-Mart Stores, Inc.	59,000	2,896,310
		16,143,136

Schools (0.3%)
Apollo Group, Inc. Class A (NON)	12,300	906,141
		906,141

Semiconductor (0.3%)
Atmel Corp. (NON)	169,700	711,043
		711,043

Shipping (0.2%)
Diana Shipping, Inc. (Greece)	31,071	403,923
Ryder System, Inc.	6,600	257,796
		661,719

Software (3.2%)
Akamai Technologies, Inc. (NON) (S)	15,900	312,912
CA, Inc.	35,000	769,650
Microsoft Corp.	229,250	5,935,283
Oracle Corp.	89,930	1,874,141
		8,891,986

Technology (0.2%)
Unisys Corp. (NON)	227,800	608,226
		608,226

Technology services (3.0%)
Accenture PLC Class A	66,676	2,485,015
Computer Sciences Corp. (NON)	12,700	669,417
eBay, Inc. (NON)	32,400	764,964
Google, Inc. Class A (NON)	6,200	3,074,270
Western Union Co. (The)	29,100	550,572
Yahoo!, Inc. (NON)	40,400	719,524
		8,263,762

Telecommunications (1.3%)
American Tower Corp. Class A (NON)	7,600	276,640
CenturyTel, Inc.	16,300	547,680
Iridium Communications, Inc. (NON)	205,941	2,320,955
Sprint Nextel Corp. (NON)	112,850	445,758
		3,591,033

Telephone (0.3%)
Qwest Communications International, Inc.	234,600	893,826

		893,826

Tobacco (2.1%)
Altria Group, Inc. (S)	69,300	1,234,233
Lorillard, Inc.	20,580	1,529,094
Philip Morris International, Inc.	65,280	3,181,747
		5,945,074

Waste Management (0.6%)
IESI-BFC, Ltd. (Canada)	122,840	1,587,094
		1,587,094

Total common stocks (cost $243,171,414)		$277,469,487

CONVERTIBLE BONDS AND NOTES (0.5%)(a)
	Principal amount	Value

Biovail Corp. 144A cv. sr. notes 5 3/8s, 2014 (Canada)	$514,000	$639,441
United States Steel Corp. cv. sr. unsec. notes 4s, 2014	481,000	764,790

Total convertible bonds and notes (cost $995,000)		$1,404,231

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
	Shares	Value

Great Plains Energy, Inc. $6.00 cv. pfd.	9,095	$575,350

Total convertible preferred stocks (cost $454,750)		$575,350

SHORT-TERM INVESTMENTS (15.8%)(a)
	Principal amount	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 0.45% to 0.47% and
due dates ranging from October 1, 2009 to
October 9, 2009 (d)	$44,155,701	$44,155,058

Total short-term investments (cost $44,155,058)		$44,155,058

TOTAL INVESTMENTS

Total investments (cost $288,776,222)(b)		$323,604,126

WRITTEN OPTIONS OUTSTANDING at 9/30/09 (premiums received $19,492) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

CSX Corp. (Call)	$18,634	Oct-09/$50.00	$1,523
Gap, Inc. (The) (Call)	20,800	Nov-09/$26.00	2,417

Total			$3,940

Key to holding's abbreviations

ADR American Depository Receipts

NOTES

(a) Percentages indicated are based on net assets of $278,588,627.

(b) The aggregate identified cost on a tax basis is $290,867,094, resulting in gross unrealized appreciation and depreciation of $45,226,020 and $12,488,988, respectively, or net unrealized appreciation of $32,737,032.

(NON) Non-income-producing security.

(FWC) Forward commitments, in part or in entirety.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2009, the value of securities loaned amounted to $42,629,074. The fund received cash collateral of $44,155,058 which is pooled with collateral of other Putnam funds into 2 issues of short-term investments.

The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $817 for the period ended September 30, 2009. During the period ended September 30, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $17,681,085 and $17,681,085, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at September 30, 2009.

At September 30, 2009, liquid assets totaling $526,661 have been segregated to cover open forward commitments.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

The dates shown on debt obligations are the original maturity dates.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings) . Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. For the period ended September 30, 2009, the transaction volume of Purchased options contracts, Written options contractss and Futures contracts was minimal.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At September 30, 2009, the fund had a net liability position of $3,940 on derivative contracts subject to the Master Agreements.

In September 2006, Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") was issued. ASC 820 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of ASC 820 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of September 30, 2009:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$8,722,406	$--	$--

Capital goods	16,087,072	--	--

Communication services	16,578,768	--	--

Conglomerates	6,403,920	--	--

Consumer cyclicals	22,925,140	--	--

Consumer staples	26,375,456	--	--

Energy	32,008,683	--	--

Financial	41,964,601	--	--

Health care	39,463,787	--	--

Technology	55,185,514	--	--

Transportation	3,182,542	--	--

Utilities and power	8,571,598	--	--

Total common stocks	277,469,487	--	--

Convertible bonds and notes	--	1,404,231	--

Convertible preferred stocks	--	575,350	--

Short-term investments	--	44,155,058	--

Totals by level	$277,469,487	$46,134,639	$--

	Level 1	Level 2	Level 3

Other financial instruments:	$--	$(3,940)	$--

Other financial instruments include written options.

Market Values of Derivative Instruments as of September 30, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Equity contracts	$-	$3,940

Total	$--	$3,940

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Mid Cap Value Fund
The fund's portfolio
9/30/09 (Unaudited)

COMMON STOCKS (95.5%)(a)

	Shares	Value

Banking (4.9%)
Comerica, Inc.	10,990	$326,073
Cullen/Frost Bankers, Inc. (S)	3,460	178,674
First Horizon National Corp. (NON)	13,730	181,648
Huntington Bancshares, Inc.	44,430	209,265
State Street Corp.	10,322	542,937
SunTrust Banks, Inc.	20,980	473,099
		1,911,696

Beverage (0.7%)
Molson Coors Brewing Co. Class B	5,800	282,344
		282,344

Biotechnology (0.8%)
Viropharma, Inc. (NON)	32,290	310,630
		310,630

Building materials (2.6%)
Owens Corning, Inc. (NON)	31,250	701,563
Stanley Works (The)	7,220	308,222
		1,009,785

Chemicals (1.7%)
Terra Industries, Inc.	10,720	371,662
Valspar Corp.	11,180	307,562
		679,224

Coal (1.9%)
Massey Energy Co.	12,590	351,135
Walter Industries, Inc.	6,380	383,183
		734,318

Combined utilities (0.5%)
El Paso Corp.	18,090	186,689
		186,689

Commercial and consumer services (2.2%)
Alliance Data Systems Corp. (NON) (S)	8,970	547,888
Expedia, Inc. (NON)	3,227	77,287
URS Corp. (NON)	5,751	251,031
		876,206

Communications equipment (1.4%)
Tellabs, Inc. (NON)	82,370	570,000
		570,000

Computers (2.0%)
Brocade Communications Systems, Inc. (NON)	100,410	789,223
		789,223

Construction (1.6%)
USG Corp. (NON)	37,250	639,955
		639,955

Consumer goods (4.7%)
Alberto-Culver Co.	24,790	686,187
Church & Dwight Co., Inc.	6,560	372,214
Clorox Co.	5,320	312,922
Newell Rubbermaid, Inc.	29,126	456,987
		1,828,310

Containers (2.8%)
Owens-Illinois, Inc. (NON)	18,580	685,602
Silgan Holdings, Inc.	7,680	404,966
		1,090,568

Electric utilities (1.0%)
Edison International	5,300	177,974
Progress Energy, Inc.	5,250	205,065
		383,039

Energy (oil field) (3.5%)
BJ Services Co.	30,350	589,701
Oceaneering International, Inc. (NON)	4,550	258,213
Weatherford International, Ltd. (Switzerland) (NON)	25,380	526,127
		1,374,041

Engineering and construction (1.6%)
Fluor Corp.	12,070	613,760
		613,760

Financial (1.2%)
Discover Financial Services	28,450	461,744
		461,744

Health-care services (6.3%)
AmerisourceBergen Corp.	19,510	436,634
Coventry Health Care, Inc. (NON)	12,570	250,897
Lincare Holdings, Inc. (NON)	26,260	820,625
Mednax, Inc. (NON)	13,920	764,486
Omnicare, Inc.	11,445	257,741
		2,530,383

Homebuilding (0.8%)
M.D.C. Holdings, Inc.	9,010	313,007
		313,007

Insurance (7.7%)
Fidelity National Title Group, Inc. Class A	26,810	404,295
Hartford Financial Services Group, Inc. (The)	13,476	357,114
HCC Insurance Holdings, Inc.	11,210	306,594
Marsh & McLennan Cos., Inc.	17,010	420,657
Validus Holdings, Ltd. (Bermuda)	12,170	313,986
W.R. Berkley Corp.	22,390	566,019
XL Capital, Ltd. Class A	36,360	634,846
		3,003,511

Investment banking/Brokerage (4.4%)
Ameriprise Financial, Inc.	15,348	557,593
Invesco, Ltd.	18,230	414,915
Investment Technology Group, Inc. (NON)	12,600	351,792
SEI Investments Co.	20,810	409,541
		1,733,841

Manufacturing (1.2%)
General Cable Corp. (NON) (S)	12,400	485,460
		485,460

Media (0.8%)
Interpublic Group of Companies, Inc. (The) (NON)	41,112	309,162
		309,162

Medical technology (1.6%)
Boston Scientific Corp. (NON)	32,360	342,692
Cooper Companies, Inc. (The)	9,980	296,705
		639,397

Metals (2.3%)
Nucor Corp.	3,280	154,193
Steel Dynamics, Inc.	21,600	331,344
United States Steel Corp.	9,030	400,661
		886,198

Natural gas utilities (2.1%)
National Fuel Gas Co.	6,880	315,173
Questar Corp.	13,440	504,806
		819,979

Oil and gas (4.6%)
Cabot Oil & Gas Corp. Class A	11,060	395,395
Carrizo Oil & Gas, Inc. (NON)	15,300	374,697
Newfield Exploration Co. (NON)	14,368	611,502
Pioneer Natural Resources Co.	12,120	439,835
		1,821,429

Power producers (1.5%)
AES Corp. (The) (NON)	40,800	604,656
		604,656

Real estate (5.1%)
Boston Properties, Inc. (R)	3,540	232,047
Chimera Investment Corp. (R)	93,873	358,595
Host Marriott Corp. (R)	41,060	483,276
National Health Investors, Inc. (R)	10,270	325,046
ProLogis Trust (R) (S)	18,370	218,970
Simon Property Group, Inc. (R)	5,316	369,090
		1,987,024

Restaurants (1.4%)
Domino's Pizza, Inc. (NON)	60,040	530,754
		530,754

Retail (7.5%)
BJ's Wholesale Club, Inc. (NON)	9,330	337,933
Gap, Inc. (The)	21,030	450,042
Macy's, Inc.	30,020	549,066
Mead Johnson Nutrition Co. Class A	1,692	76,326
NBTY, Inc. (NON)	5,060	200,275
OfficeMax, Inc.	52,970	666,363
Ross Stores, Inc.	6,730	321,492
Sally Beauty Holdings, Inc. (NON)	47,359	336,722
		2,938,219

Semiconductor (5.0%)
Atmel Corp. (NON)	226,710	949,915
Cymer, Inc. (NON)	13,948	542,019
Micron Technology, Inc. (NON) (S)	55,143	452,173
		1,944,107

Shipping (3.0%)
Con-way, Inc.	12,990	497,777

Genco Shipping & Trading, Ltd.	24,200	502,876
Ryder System, Inc.	4,940	192,956
		1,193,609

Software (1.7%)
Amdocs, Ltd. (Guernsey) (NON)	17,280	464,486
Parametric Technology Corp. (NON)	14,510	200,528
		665,014

Technology services (1.0%)
United Online, Inc.	46,784	376,143
		376,143

Telephone (1.3%)
Leap Wireless International, Inc. (NON)	26,400	516,120
		516,120

Toys (1.1%)
Mattel, Inc.	23,900	441,195
		441,195

Total common stocks (cost $29,357,178)		$37,480,740

PURCHASED OPTIONS OUTSTANDING (--%)(a)
	Expiration date/	Contract	Value
	strike price	amount

CIT Group, Inc. (Call)	Oct-09/$2.50	$91,515	$6,488

Total purchased options outstanding (cost $58,570)			$6,488

SHORT-TERM INVESTMENTS (10.3%)(a)

		Principal amount/shares	Value

Putnam Money Market Liquidity Fund (e)		2,368,702	$2,368,702
Short-term investments held as collateral for loaned
securities with yields ranging from 0.45% to 0.47% and
due dates ranging from October 1, 2009 to
October 9, 2009 (d)		$1,683,065	1,683,040

Total short-term investments (cost $4,051,742)			$4,051,742

TOTAL INVESTMENTS

Total investments (cost $33,467,490) (b)			$41,538,970

NOTES

(a) Percentages indicated are based on net assets of $39,249,959.

(b) The aggregate identified cost on a tax basis is $36,465,856, resulting in gross unrealized appreciation and depreciation of $6,094,341 and $1,021,227, respectively, or net unrealized appreciation of $5,073,114.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2009, the value of securities loaned amounted to $1,628,611. The fund received cash collateral of $1,683,040 which is pooled with collateral of other Putnam funds into 2 issues of short-term investments.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $2,419 for the period ended September 30, 2009. During the period ended September 30, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $12,420,712 and $10,052,010, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at September 30, 2009.

At September 30, 2009, liquid assets totaling $228,788 have been segregated to cover open options contracts.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Outstanding contracts on purchased options contracts at the period ended September 30, 2009 are indicative of the volume of activity during the period. The fund had no holdings of futures or written options contracts at period end, September 30, 2009.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At September 30, 2009, the fund did not have a net liability position on derivative contracts subject to the Master Agreements.

In September 2006, Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") was issued. ASC 820 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of ASC 820 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of September 30, 2009:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Basic materials	$2,205,377	$--	$--

	Capital goods	2,189,788	--	--

	Communication services	516,120	--	--

	Consumer cyclicals	5,136,593	--	--

	Consumer staples	3,392,389	--	--

	Energy	3,929,788	--	--

	Financial	9,097,816	--	--

	Health care	3,480,410	--	--

	Technology	4,344,487	--	--

	Transportation	1,193,609	--	--

	Utilities and power	1,994,363	--	--

Total common stocks		37,480,740	--	--

Purchased options outstanding		--	6,488	--

Short-term investments		2,368,702	1,683,040	--

Totals by level		$39,849,442	$1,689,528	$--

Market Values of Derivative Instruments as of September 30, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815

	Market value	Market value

Equity contracts	$6,488	$--

Total	$6,488	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Money Market Fund
The fund's portfolio
9/30/09 (Unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (28.1%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Bank of America Corp. FDIC guaranteed notes FRN	0.422	2/5/10	$5,050,000	$5,050,000
Bank of America Corp. FDIC guaranteed notes FRN,
Ser. BKNT	0.330	9/13/10	4,220,000	4,220,000
Citibank N.A. FDIC guaranteed notes FRN	0.333	9/30/10	3,025,000	3,025,000
Citigroup Funding, Inc. FDIC guaranteed sr. notes FRN,
MTN, Ser. D	0.591	7/30/10	4,000,000	4,000,000
Fannie Mae unsec. notes FRN	0.604	10/27/09	6,000,000	6,000,000
Fannie Mae unsec. notes FRN	0.404	2/12/10	3,000,000	2,999,880
Fannie Mae unsec. notes FRN	0.400	7/13/10	6,000,000	5,999,438
Federal Farm Credit Bank FRB	0.439	8/10/10	2,400,000	2,400,000
Federal Farm Credit Bank FRB	0.246	11/26/10	3,400,000	3,400,000
Federal Farm Credit Bank FRB, Ser. 1	0.256	2/28/11	3,300,000	3,300,000
Federal Farm Credit Bank FRB, Ser. 2	0.386	4/27/10	4,200,000	4,199,758
Federal Home Loan Bank unsec. bonds (K)	1.150	4/16/10	3,000,000	3,002,236
Federal Home Loan Bank unsec. bonds (K)	1.050	3/5/10	6,500,000	6,502,141
Federal Home Loan Bank unsec. bonds (K)	0.950	4/1/10	5,000,000	5,000,000
Federal Home Loan Bank unsec. bonds (K)	0.800	6/18/10	3,300,000	3,300,000
Federal Home Loan Bank unsec. bonds (K)	0.650	7/28/10	3,000,000	3,000,000
Federal Home Loan Bank unsec. bonds (K)	0.625	6/10/10	3,400,000	3,400,000
Federal Home Loan Bank unsec. bonds (K)	0.550	6/10/10	3,300,000	3,298,698
Federal Home Loan Bank unsec. bonds (K)	0.450	11/24/09	2,600,000	2,600,000
Federal Home Loan Bank unsec. bonds FRB	0.396	2/19/10	3,000,000	2,999,714
Federal Home Loan Bank unsec. bonds FRB, Ser. 1	0.274	11/8/10	2,800,000	2,800,000
Federal Home Loan Bank unsec. bonds FRB, Ser. 1	0.230	7/9/10	3,300,000	3,300,000
Federal Home Loan Bank unsec. bonds FRB, Ser. 2	0.281	11/19/10	3,000,000	2,999,319
Federal Home Loan Bank unsec. bonds Ser. 1 (K)	0.800	4/30/10	3,000,000	3,000,000
Freddie Mac unsec. notes FRN	0.405	7/14/10	4,000,000	4,000,000
Freddie Mac unsec. notes FRN	0.387	8/24/10	7,000,000	7,000,000
Freddie Mac unsec. notes FRN	0.256	9/24/10	3,000,000	2,999,413

Total U.S. government agency obligations (cost $103,795,597)				$103,795,597

COMMERCIAL PAPER (19.4%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Australia & New Zealand Banking Group, Ltd. (Australia)	0.401	2/19/10	$3,000,000	$2,995,300
Australia & New Zealand Banking Group, Ltd. 144A
(Australia)	1.297	10/2/09	2,000,000	2,000,000
Banco Bilbao Vizcaya Argentina SA/London (Spain)	0.501	1/15/10	3,700,000	3,694,553
BPCE SA (France)	0.330	12/31/09	3,500,000	3,497,080
Danske Corp.	0.230	10/21/09	3,000,000	2,999,617
DnB NOR Bank ASA (Norway)	0.471	2/10/10	3,000,000	2,994,830
Export Development Canada (Canada)	0.501	10/15/09	1,500,000	1,499,708
JPMorgan Chase Bank, NA	0.601	10/13/09	500,000	499,900
JPMorgan Chase Bank, NA	0.401	10/22/09	539,000	538,874
MetLife Short Term Funding, LLC	0.541	11/30/09	4,145,000	4,141,270
MetLife Short Term Funding, LLC	0.501	11/13/09	3,500,000	3,497,910
Nationwide Building Society (United Kingdom)	0.270	12/23/09	3,600,000	3,597,759
Natixis US Finance Co., LLC	0.300	12/28/09	3,800,000	3,797,213
Nordea North America, Inc.	0.320	12/30/09	3,000,000	2,997,600
Santander Central Hispano Finance (Delaware), Inc.	0.652	12/4/09	4,800,000	4,794,453
Societe Generale, NA	0.471	10/5/09	3,400,000	3,399,822
Societe Generale, NA	0.250	11/3/09	3,000,000	2,999,313
Swedbank AB (Sweden)	0.592	11/16/09	7,500,000	7,494,706
Toyota Credit Canada, Inc. (Canada)	0.370	11/25/09	2,500,000	2,498,587
Toyota Credit Canada, Inc. (Canada)	0.270	11/9/09	1,400,000	1,399,591
UniCredit Delaware, Inc	0.270	10/9/09	4,000,000	3,999,760
Westpac Banking Corp. 144A (Australia)	0.632	3/9/10	2,400,000	2,400,000
Yale University	0.652	10/7/09	2,000,000	1,999,783
Yale University	0.451	11/18/09	2,000,000	1,998,800

Total commercial paper (cost $71,736,429)				$71,736,429

CORPORATE BONDS AND NOTES (15.6%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Bank of America NA sr. unsec. notes FRN, Ser. BKNT	0.798	12/31/09	$4,000,000	$4,000,000
Bank of Nova Scotia 144A sr. unsec. notes FRN, MTN
(Canada)	0.808	11/10/09	2,500,000	2,500,000
BP Capital Markets PLC company guaranty unsec. notes
FRN (United Kingdom) (M)	0.419	12/10/12	3,000,000	3,000,000
Commonwealth Bank of Australia 144A FRN (Australia) (M)	0.491	8/27/14	3,600,000	3,600,000
Commonwealth Bank of Australia 144A sr. unsec. unsub.
notes FRN, MTN (Australia)	0.798	10/2/09	1,000,000	1,000,000
Credit Suisse USA, Inc. company guaranty sr. unsec.
unsub. notes FRN	0.505	11/20/09	3,000,000	3,000,938
ING USA Global Funding Trust FRN Ser. MTN1	0.762	10/19/09	2,830,000	2,830,000
International Bank for Reconstruction & Development
FRN, MTN Ser. GDIF (Supra-Nation)	0.421	2/8/10	5,400,000	5,399,951
International Bank for Reconstruction & Development
sr. unsec. notes FRN, MTN Ser. GDIF (Supra-Nation)	0.441	2/1/10	4,000,000	4,000,000
JPMorgan Chase & Co. sr. unsec. notes (K)	3.800	10/2/09	2,000,000	2,000,150
JPMorgan Chase & Co. sr. unsec. notes FRN, MTN, Ser. C	0.606	9/24/10	2,000,000	2,005,661
Lloyds Banking Group PLC 144A sr. unsec. unsub. bonds
FRB Ser. EXT (United Kingdom)	0.488	3/5/10	3,000,000	3,000,000
National Australia Bank, Ltd. 144A FRN (Australia)	0.484	10/6/09	2,000,000	2,000,000
Nordea Bank AB 144A FRN Ser. EXL1 (Sweden)	0.872	10/23/09	3,000,000	3,000,857
Procter & Gamble International Funding SCA company
guaranty sr unsec. notes FRN, MTN (Luxembourg)	0.714	2/8/10	2,400,000	2,400,000
Procter & Gamble International Funding SCA company
guaranty unsec. bonds FRB (Luxembourg)	0.478	5/7/10	1,000,000	1,000,000

Rabobank Nederland NV 144A FRN (Netherlands) (M)	0.440	8/16/14	2,000,000	2,000,000
Royal Bank of Canada 144A sr. unsec. notes FRN
(Canada) (M)	0.663	5/15/14	3,600,000	3,600,000
Royal Bank of Scotland PLC (The) 144A bank guaranty
sr. unsec. unsub. notes FRN (United Kingdom)	0.663	10/9/09	2,000,000	2,000,000
Westpac Banking Corp. 144A FRN, MTN (Australia)	0.768	10/9/09	5,000,000	5,000,508
Westpac Banking Corp. FRN, MTN (Australia) (M)	0.479	8/27/15	500,000	500,000

Total corporate bonds and notes (cost $57,838,065)				$57,838,065

CERTIFICATES OF DEPOSIT (14.4%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Banco Bilbao Vizcaya Argentina SA (Spain)	0.605	11/30/09	$4,500,000	$4,500,037
Barclays Bank PLC/NY (United Kingdom)	0.320	10/29/09	3,000,000	3,000,140
BNP Paribas (France)	0.600	10/19/09	2,800,000	2,800,014
BNP Paribas/New York, NY (France)	0.310	11/16/09	3,500,000	3,500,000
Calyon New York	0.530	10/13/09	3,200,000	3,200,000
Dexia Credit Local SA/New York, NY	0.335	12/23/09	4,000,000	4,000,092
Dexia Credit Local SA/New York, NY	0.330	12/18/09	4,000,000	4,000,087
DnB NOR Bank ASA/New York (Norway)	0.320	10/19/09	4,000,000	4,000,000
ING Bank NV (Netherlands)	0.600	10/19/09	2,300,000	2,300,000
ING Bank NV (Netherlands)	0.450	11/30/09	3,000,000	3,000,000
Lloyds TSB Bank PLC/New York, NY FRN (M)	0.194	5/6/11	2,400,000	2,400,000
Mitsubishi UFJ Trust & Banking Corp. (Japan)	0.480	11/12/09	3,300,000	3,300,038
Rabobank Nederland NV/NY	0.520	12/7/09	3,400,000	3,400,000
Rabobank Nederland NV/NY FRN	0.479	5/4/10	3,000,000	3,001,002
Sumitomo Mitsui Banking Corp./New York (Japan)	0.285	11/25/09	3,400,000	3,400,000
Toronto Dominion Bank NY (Canada)	0.600	1/12/10	3,500,000	3,500,998

Total certificates of deposit (cost $53,302,408)				$53,302,408

ASSET-BACKED COMMERCIAL PAPER (14.1%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Bryant Park Funding, LLC	0.200	10/30/09	$2,000,000	$1,999,678
Govco, Inc.	0.300	12/22/09	7,400,000	7,394,943
Grampian Funding, LLC	0.250	10/1/09	4,000,000	3,999,972
LMA Americas, LLC	0.250	11/24/09	1,000,000	999,625
Manhattan Asset Funding Co., LLC	0.400	11/12/09	3,000,000	2,998,600
Manhattan Asset Funding Co., LLC	0.300	11/9/09	1,565,000	1,564,491
Manhattan Asset Funding Co., LLC	0.280	10/27/09	1,500,000	1,499,697
Manhattan Asset Funding Co., LLC	0.260	10/19/09	1,500,000	1,499,805
Old Line Funding Corp.	0.220	11/9/09	2,000,000	1,999,523
Straight-A Funding, LLC	0.240	10/20/09	4,000,000	3,999,493
Straight-A Funding, LLC	0.200	11/4/09	3,500,000	3,499,339
Thunder Bay Funding, Inc.	0.300	11/6/09	5,000,000	4,998,500
Thunder Bay Funding, Inc.	0.200	10/8/09	2,000,000	1,999,922
Victory Receivables Corp.	0.230	10/22/09	4,300,000	4,299,423
Windmill Funding Corp.	0.340	10/16/09	2,000,000	1,999,717
Working Capital Management Co.	0.440	10/14/09	3,000,000	2,999,523
Working Capital Management Co.	0.370	10/1/09	4,541,000	4,541,000

Total asset-backed commercial paper (cost $52,293,251)				$52,293,251

REPURCHASE AGREEMENTS (2.7%)(a)
			Principal amount	Value

Interest in $75,000,000 joint tri-party repurchase
agreement dated September 30, 2009 with Deutsche Bank
Securities due October 1, 2009 -- maturity value
of $5,000,042 for an effective yield of 0.30%
(collateralized by various corporate bonds and notes
with coupon rates ranging from 0.71% to 8.75% and due
dates ranging from June 4, 2010 to June 29, 2099,
valued at $78,750,000)			$5,000,000	$5,000,000
Interest in $80,000,000 joint tri-party repurchase
agreement dated September 30, 2009 with JPMorgan
Securities, Inc. due October 1, 2009 -- maturity value
of $5,000,035 for an effective yield of 0.25%
(collateralized by various corporate bonds and notes
with coupon rates ranging from zero % to 8.45% and due
dates ranging from February 16, 2010 to June 15, 2032,
valued at $81,600,636)			5,000,000	5,000,000

Total repurchase agreements (cost $10,000,000)				$10,000,000

MUNICIPAL BONDS AND NOTES (2.2%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Colorado Housing and Finance Authority VRDN (Single
Family)
Ser. C-2, Class I (M)	0.400	11/1/35	$3,000,000	$3,000,000
Ser. C-1, Class I (M)	0.400	11/1/36	1,790,000	1,790,000
Ser. B-1 (M)	0.400	11/1/32	2,000,000	2,000,000
Missouri State Health & Educational Facilities
Authority VRDN (Sisters of Mercy Health), Ser. A (M)	0.300	6/1/16	1,400,000	1,400,000

Total municipal bonds and notes (cost $8,190,000)				$8,190,000

SHORT-TERM INVESTMENT FUND (2.1%)(a)
			Shares	Value

Putnam Money Market Liquidity Fund (e)			7,817,980	$7,817,980

Total short-term investment fund (cost $7,817,980)				$7,817,980

TOTAL INVESTMENTS

Total investments (cost $364,973,730) (b)				$364,973,730

Key to holding's abbreviations

FDIC Guaranteed	Federal Deposit Insurance Corp. Guaranteed
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
MTN	Medium Term Notes
VRDN	Variable Rate Demand Notes

NOTES

(a) Percentages indicated are based on net assets of $369,865,805.

(b) The aggregate identified cost on a financial reporting and tax basis is the same.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $8,812 for the period ended September 30, 2009. During the period ended September 30, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $137,942,534 and $130,124,554, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(M) The security's effective maturity date is less than one year.

(K) The rates shown are the current interest rates at September 30, 2009.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB, FRN, and VRDN are the current interest rates at September 30, 2009.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at September 30, 2009 (as a percentage of Portfolio Value):

United States	69.5%
Australia	5.3
Canada	4.1
United Kingdom	4.0
Sweden	2.9
France	2.7
Supra-Nation	2.6
Spain	2.3
Netherlands	2.0
Norway	1.9
Japan	1.8
Luxembourg	0.9

Total	100.0%

Security valuation: The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

In September 2006, Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") was issued. ASC 820 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of ASC 820 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of September 30, 2009:

	Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed commercial paper	$--	$52,293,251	$--

Certificates of deposit	--	53,302,408	--

Commercial paper	--	71,736,429	--

Corporate bonds and notes	--	57,838,065	--

Municipal bonds and notes	--	8,190,000	--

Repurchase agreements	--	10,000,000	--

U.S. Government and agency mortgage obligations	--	103,795,597	--

Short-term investment fund	7,817,980	--	--

Totals by level	$7,817,980	$357,155,750	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT New Opportunities Fund
The fund's portfolio
9/30/09 (Unaudited)

COMMON STOCKS (99.3%)(a)
	Shares	Value

Advertising and marketing services (0.2%)
Nu Skin Enterprises, Inc. Class A (S)	68,636	$1,271,825
		1,271,825

Aerospace and defense (2.6%)
Alliant Techsystems, Inc. (NON) (S)	28,400	2,210,940
Orbital Sciences Corp. (NON)	126,500	1,893,705
Precision Castparts Corp.	40,100	4,084,987
Raytheon Co.	88,450	4,242,947
TransDigm Group, Inc. (NON)	44,100	2,196,621
		14,629,200

Banking (1.7%)
Bank of the Ozarks, Inc. (S)	34,000	902,020
First Citizens BancShares, Inc. Class A	3,700	588,670
Northern Trust Corp. (S)	60,800	3,536,128
Wells Fargo & Co.	153,100	4,314,358
		9,341,176

Beverage (1.9%)
Coca-Cola Co. (The) (S)	55,500	2,980,350
Coca-Cola Enterprises, Inc. (S)	128,700	2,755,467
PepsiCo, Inc. (S)	80,252	4,707,582
		10,443,399

Biotechnology (5.2%)
Amgen, Inc. (NON)	146,150	8,802,615
Auxilium Pharmaceuticals, Inc. (NON)	44,900	1,536,029
Dendreon Corp. (NON) (S)	55,300	1,547,847
Genzyme Corp. (NON)	63,721	3,614,892
Gilead Sciences, Inc. (NON)	133,150	6,202,127
Life Technologies Corp. (NON)	64,906	3,021,374
OSI Pharmaceuticals, Inc. (NON)	45,900	1,620,270
Sequenom, Inc. (NON) (S)	189,000	610,470
Vertex Pharmaceuticals, Inc. (NON)	47,800	1,811,620
		28,767,244

Cable television (0.9%)
DIRECTV Group, Inc. (The) (NON) (S)	142,300	3,924,634
Scripps Networks Interactive, Inc. Class A	35,474	1,310,764
		5,235,398

Chemicals (0.7%)
Monsanto Co.	14,558	1,126,789
Sigma-Adrich Corp.	51,100	2,758,378
		3,885,167

Coal (0.5%)
Walter Industries, Inc.	41,775	2,509,007
		2,509,007

Commercial and consumer services (2.2%)
Dun & Bradstreet Corp. (The)	31,900	2,402,708
Emergency Medical Services Corp. Class A (NON)	58,058	2,699,697
HMS Holdings Corp. (NON) (S)	38,150	1,458,475
Priceline.com, Inc. (NON) (S)	24,635	4,084,976
Visa, Inc. Class A (S)	24,300	1,679,373
		12,325,229

Communications equipment (5.2%)
Cisco Systems, Inc. (NON)	637,219	15,000,135
F5 Networks, Inc. (NON)	98,618	3,908,231
Qualcomm, Inc.	215,700	9,702,186
		28,610,552

Computers (9.9%)
Apple, Inc. (NON)	116,577	21,609,878
Brocade Communications Systems, Inc. (NON)	326,700	2,567,862
EMC Corp. (NON) (S)	193,000	3,288,720
Emulex Corp. (NON)	186,200	1,915,998
Hewlett-Packard Co. (S)	92,467	4,365,367
IBM Corp. (S)	144,145	17,241,183
Quest Software, Inc. (NON)	181,900	3,065,015
Silicon Graphics International Corp. (NON)	75,701	507,954
		54,561,977

Consumer (0.4%)

Scotts Miracle-Gro Co. (The) Class A	55,300	2,375,135
		2,375,135

Consumer finance (--%)
World Acceptance Corp. (NON)	8,820	222,352
		222,352

Consumer goods (2.3%)
Church & Dwight Co., Inc.	56,400	3,200,136
Colgate-Palmolive Co. (S)	72,400	5,522,672
Procter & Gamble Co. (The)	69,400	4,019,648
		12,742,456

Containers (0.4%)
Silgan Holdings, Inc.	40,600	2,140,838
		2,140,838

Electric utilities (0.4%)
EnerNOC, Inc. (NON) (S)	18,500	613,460
Exelon Corp.	31,050	1,540,701
		2,154,161

Electrical equipment (1.6%)
Emerson Electric Co. (S)	128,100	5,134,248
GrafTech International, Ltd. (NON)	137,200	2,016,840
Vestas Wind Systems A/S (Denmark) (NON)	23,575	1,705,930
		8,857,018

Electronics (1.8%)
Integrated Device Technology, Inc. (NON)	303,123	2,049,111
Intel Corp. (S)	114,007	2,231,117
Marvell Technology Group, Ltd. (NON) (S)	218,100	3,531,039
Silicon Laboratories, Inc. (NON) (S)	47,900	2,220,644
		10,031,911

Energy (oil field) (1.0%)
FMC Technologies, Inc. (NON) (S)	63,300	3,306,792
Noble Corp. (S)	53,650	2,036,554
		5,343,346

Engineering and construction (0.9%)
ENGlobal Corp. (NON)	188,100	774,972
Fluor Corp.	50,938	2,590,197
Michael Baker Corp. (NON)	36,900	1,340,946
		4,706,115

Financial (0.7%)
CME Group, Inc. (S)	5,100	1,571,769
Intercontinental Exchange, Inc. (NON)	25,700	2,497,783
		4,069,552

Food (1.3%)
General Mills, Inc.	48,300	3,109,554
Ralcorp Holdings, Inc. (NON)	29,700	1,736,559
TreeHouse Foods, Inc. (NON) (S)	73,200	2,611,044
		7,457,157

Gaming and lottery (0.5%)
Bally Technologies, Inc. (NON) (S)	70,100	2,689,737
		2,689,737

Health-care services (2.7%)
Aetna, Inc.	79,800	2,220,834
Express Scripts, Inc. (NON)	83,300	6,462,414
Health Management Associates, Inc. Class A (NON)	329,105	2,464,996
Healthsouth Corp. (NON)	154,300	2,413,252
McKesson Corp.	22,194	1,321,653
		14,883,149

Insurance (1.4%)
Aflac, Inc.	109,900	4,697,126
Transatlantic Holdings, Inc.	58,153	2,917,536
		7,614,662

Investment banking/Brokerage (2.3%)
BlackRock, Inc.	9,400	2,038,108
Goldman Sachs Group, Inc. (The)	25,371	4,677,144
TD Ameritrade Holding Corp. (NON)	147,900	2,901,798
Waddell & Reed Financial, Inc. Class A (S)	108,900	3,098,205
		12,715,255

Machinery (1.2%)
Chart Industries, Inc. (NON)	47,100	1,016,889

Joy Global, Inc. (S)	73,250	3,584,855
Timken Co.	96,300	2,256,309
		6,858,053

Manufacturing (0.8%)
Flowserve Corp. (S)	26,550	2,616,237
Shaw Group, Inc. (NON)	62,000	1,989,580
		4,605,817

Media (0.3%)
Time Warner, Inc.	66,200	1,905,236
		1,905,236

Medical technology (4.3%)
Baxter International, Inc.	112,476	6,412,257
Covidien PLC (Ireland)	53,600	2,318,736
Hospira, Inc. (NON)	82,400	3,675,040
Myriad Genetics, Inc. (NON)	48,900	1,339,860
St. Jude Medical, Inc. (NON) (S)	133,150	5,194,182
Thoratec Corp. (NON) (S)	74,900	2,267,223
Varian Medical Systems, Inc. (NON) (S)	56,500	2,380,345
		23,587,643

Metals (2.0%)
Barrick Gold Corp. (Canada)	38,600	1,462,940
Cliffs Natural Resources, Inc.	83,587	2,704,875
Freeport-McMoRan Copper & Gold, Inc. Class B (S)	39,250	2,692,943
Newmont Mining Corp.	47,897	2,108,426
Nucor Corp. (S)	41,050	1,929,761
		10,898,945

Natural gas utilities (0.6%)
Southwestern Energy Co. (NON) (S)	81,600	3,482,688
		3,482,688

Oil and gas (3.0%)
Comstock Resources, Inc. (NON) (S)	49,650	1,989,972
Exxon Mobil Corp.	58,804	4,034,542
McMoRan Exploration Co. (NON) (S)	88,797	670,417
Occidental Petroleum Corp.	34,800	2,728,320
Petroleo Brasileiro SA ADR (Brazil)	66,108	3,034,357
Range Resources Corp. (S)	41,700	2,058,312
Ultra Petroleum Corp. (NON)	41,300	2,022,048
		16,537,968

Pharmaceuticals (5.3%)
Abbott Laboratories	226,500	11,204,955
Emergent Biosolutions, Inc. (NON) (S)	29,149	514,771
Johnson & Johnson	229,725	13,987,955
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	52,300	2,644,288
Wyeth	26,167	1,271,193
		29,623,162

Power producers (0.7%)
AES Corp. (The) (NON)	248,400	3,681,288
		3,681,288

Publishing (0.4%)
Marvel Entertainment, Inc. (NON)	38,800	1,925,256
		1,925,256

Railroads (0.6%)
Union Pacific Corp.	59,750	3,486,413
		3,486,413

Restaurants (2.5%)
McDonald's Corp.	135,300	7,721,571
Panera Bread Co. Class A (NON)	48,900	2,689,500
Yum! Brands, Inc.	99,081	3,344,975
		13,756,046

Retail (7.6%)
Advance Auto Parts, Inc. (S)	59,700	2,345,016
Amazon.com, Inc. (NON) (S)	35,100	3,276,936
Childrens Place Retail Stores, Inc. (The) (NON) (S)	75,200	2,252,992
Costco Wholesale Corp.	48,500	2,738,310
CVS Caremark Corp.	127,400	4,553,276
GameStop Corp. (NON) (S)	93,400	2,472,298
Guess ?, Inc.	64,700	2,396,488
Herbalife, Ltd. (Cayman Islands)	65,300	2,137,922
Iconix Brand Group, Inc. (NON)	33,457	417,209
Jo-Ann Stores, Inc. (NON) (S)	89,900	2,412,017
Nordstrom, Inc.	80,100	2,446,254
Ross Stores, Inc. (S)	70,100	3,348,677
TJX Cos., Inc. (The)	97,273	3,613,692
Wal-Mart Stores, Inc.	157,700	7,741,493

		42,152,580

Schools (1.0%)
Apollo Group, Inc. Class A (NON)	51,200	3,771,904
Career Education Corp. (NON)	21,797	531,411
Corinthian Colleges, Inc. (NON)	71,571	1,328,358
		5,631,673

Semiconductor (1.2%)
Cymer, Inc. (NON) (S)	45,591	1,771,666
Hittite Microwave Corp. (NON)	55,600	2,044,968
Maxim Integrated Products, Inc. (S)	150,000	2,721,000
		6,537,634

Shipping (0.7%)
Kirby Corp. (NON) (S)	53,200	1,958,824
Knight Transportation, Inc. (S)	115,500	1,938,090
		3,896,914

Software (8.2%)
Activision Blizzard, Inc. (NON) (S)	186,550	2,311,355
Microsoft Corp.	859,691	22,257,400
Oracle Corp.	469,650	9,787,506
Red Hat, Inc. (NON) (S)	153,300	4,237,212
Symantec Corp. (NON)	179,800	2,961,306
THQ, Inc. (NON) (S)	229,900	1,572,516
TIBCO Software, Inc. (NON)	244,100	2,316,509
		45,443,804

Technology (0.3%)
Avago Technologies, Ltd. (NON)	90,000	1,536,300
		1,536,300

Technology services (3.8%)
Accenture PLC Class A	51,936	1,935,655
Google, Inc. Class A (NON)	28,451	14,107,428
SAIC, Inc. (NON)	123,600	2,167,944
Salesforce.com, Inc. (NON) (S)	47,900	2,726,947
		20,937,974

Telecommunications (1.3%)
ADTRAN, Inc. (S)	96,000	2,356,800
NeuStar, Inc. Class A (NON) (S)	148,056	3,346,066
Neutral Tandem, Inc. (NON) (S)	74,700	1,700,172
		7,403,038

Tobacco (3.0%)
Lorillard, Inc.	44,400	3,298,920
Philip Morris International, Inc.	271,440	13,229,985
		16,528,905

Toys (0.4%)
Nintendo Co., Ltd. ADR (Japan)	63,300	1,998,381
		1,998,381

Transportation services (1.0%)
C.H. Robinson Worldwide, Inc. (S)	57,000	3,291,750
Expeditors International of Washington, Inc. (S)	71,700	2,520,255
		5,812,005

Waste Management (0.4%)
Stericycle, Inc. (NON) (S)	46,200	2,238,390
		2,238,390

Total common stocks (cost $522,117,734)		$550,049,131

UNITS (0.0%)(a)
	Units	Value

Optisolar Holdings, LLC Class B-1 zero % cv. pfd.
membership units (acquired 7/30/08, cost $9,451)
(Private) (F)(RES)	5,081	$9,451

Total units (cost $9,451)		$9,451

SHORT-TERM INVESTMENTS (18.9%)(a)
	Principal amount/shares	Value

U.S. Treasury Bills for an effective yield of 0.401%,
February 11, 2010	$33,000	$32,950
U.S. Treasury Cash Management Bills for an effective
yield of 0.437%, April 01, 2010	1,745,000	1,741,524
Short-term investments held as collateral for loaned
securities with yields ranging from 0.45% to 0.47% and
due dates ranging from October 1, 2009 to
October 9,2009 (d)	101,659,571	101,658,091
Putnam Money Market Liquidity Fund (e)	1,434,031	1,434,031

Total short-term investments (cost $104,866,791)	$104,866,596

TOTAL INVESTMENTS

Total investments (cost $626,993,976) (b)	$654,925,178

Key to holding's abbreviations

ADR  American Depository Receipts

NOTES

(a) Percentages indicated are based on net assets of $554,047,108.

(b) The aggregate identified cost on a tax basis is $627,177,815, resulting in gross unrealized appreciation and depreciation of $67,973,581 and $40,226,218, respectively, or net unrealized appreciation of $27,747,363.

(NON)  Non-income-producing security.

(RES)  Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at September 30, 2009 was $9,451, or less than 0.1% of net assets.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2009, the value of securities loaned amounted to $98,723,773. The fund received cash collateral of $101,658,091 which is pooled with collateral of other Putnam funds into 2 issues of short-term investments.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $3,043 for the period ended September 30, 2009. During the period ended September 30, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $40,993,009 and $39,558,978, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") disclosures based on the securities valuation inputs.

(S) Securities on loan, in part or in entirety, at September 30, 2009.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

In September 2006, Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") was issued. ASC 820 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of ASC 820 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of September 30, 2009:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Basic materials	$14,784,112	$--	$--

	Capital goods	44,035,431	--	--

	Communication services	12,638,436	--	--

	Consumer cyclicals	57,213,871	--	--

	Consumer staples	75,989,144	--	--

	Energy	24,390,321	--	--

	Financial	33,962,997	--	--

	Health care	96,861,198	--	--

	Technology	167,660,152	--	--

	Transportation	13,195,332	--	--

	Utilities and power	9,318,137	--	--

Total common stocks		550,049,131	--	--

Units		--	--	9,451

Short-term investments		1,434,031	103,432,565	--

Totals by level		$551,483,162	$103,432,565	$9,451

The following is a reconciliation of Level 3 assets as of September 30, 2009:

Investments in securities:				Change in net		Net
	Balance as of			unrealized	Net	transfers in	Balance as of
	December	Return of	Realized	appreciation/	purchases/	and/or out	September
	31, 2008	capital	gain/(loss)	(depreciation)	sales	of Level 3	30, 2009

Units	$31,502	(22,051)	--	--	--	--	$9,451

Total:	$31,502	$(22,051)	$--	$--	$--	$--	$9,451

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Research Fund
The fund's portfolio
9/30/09 (Unaudited)

COMMON STOCKS (94.4%)(a)
	Shares	Value

Aerospace and defense (4.8%)
BAE Systems PLC (United Kingdom)	34,195	$191,112
Goodrich Corp.	8,500	461,890
Lockheed Martin Corp.	11,000	858,880
Northrop Grumman Corp.	3,200	165,600
Raytheon Co.	18,600	892,242
Rockwell Collins, Inc.	700	35,560
United Technologies Corp.	12,100	737,253
		3,342,537

Airlines (0.2%)
Continental Airlines, Inc. Class B (NON)	2,700	44,388
JetBlue Airways Corp. (NON)	18,300	109,434
		153,822

Banking (6.8%)
Bank of America Corp.	79,993	1,353,482
Bank of New York Mellon Corp. (The)	11,200	324,688
JPMorgan Chase & Co.	30,320	1,328,622
State Street Corp.	5,000	263,000
SunTrust Banks, Inc.	10,945	246,810
U.S. Bancorp	4	87
Wells Fargo & Co. (S)	44,557	1,255,616
		4,772,305

Beverage (0.8%)
Coca-Cola Enterprises, Inc.	10,004	214,186
PepsiCo, Inc.	6,216	364,631
		578,817

Biotechnology (3.4%)
Amgen, Inc. (NON)	16,800	1,011,864
Dendreon Corp. (NON)	8,700	243,513
Facet Biotech Corp. (NON)	10,700	185,003
Genzyme Corp. (NON)	13,800	782,874
Life Technologies Corp. (NON)	3,197	148,820
		2,372,074

Broadcasting (0.5%)
CBS Corp. Class B	11,900	143,395
Liberty Media Corp. - Entertainment Class A (NON)	6,300	195,993
		339,388

Building materials (0.2%)
Owens Corning, Inc. (NON)	5,127	115,101
		115,101

Cable television (2.0%)
Comcast Corp. Class A	25,600	432,384
DIRECTV Group, Inc. (The) (NON) (S)	22,100	609,518
Scripps Networks Interactive, Inc. Class A	600	22,170
Time Warner Cable, Inc. (NON)	8,609	370,962
		1,435,034

Chemicals (1.6%)
Air Products & Chemicals, Inc.	1,585	122,964
Dow Chemical Co. (The)	11,900	310,233
E.I. du Pont de Nemours & Co.	6,503	209,006
Monsanto Co.	4,300	332,820
Praxair, Inc.	2,200	179,718
		1,154,741

Combined utilities (0.6%)
El Paso Corp.	39,400	406,608
		406,608

Commercial and consumer services (0.9%)
Alliance Data Systems Corp. (NON) (S)	3,000	183,240
Automatic Data Processing, Inc.	1,700	66,810
Ecolab, Inc.	1,260	58,250
Expedia, Inc. (NON)	10,820	259,139
Visa, Inc. Class A	800	55,288
		622,727

Communications equipment (3.0%)
Cisco Systems, Inc. (NON)	42,000	988,680
Juniper Networks, Inc. (NON)	3,300	89,166

Motorola, Inc.	50,700	435,513
Nokia OYJ ADR (Finland)	3,200	46,784
Qualcomm, Inc.	12,500	562,250
		2,122,393

Computers (5.1%)
Apple, Inc. (NON)	7,600	1,408,812
EMC Corp. (NON)	34,700	591,288
Hewlett-Packard Co.	13,800	651,498
IBM Corp.	7,700	920,997
		3,572,595

Conglomerates (1.2%)
3M Co.	1,600	118,080
General Electric Co. (S)	20,500	336,610
Tyco International, Ltd.	10,500	362,040
		816,730

Consumer finance (0.7%)
American Express Co.	6,700	227,130
Capital One Financial Corp.	2,700	96,471
Mastercard, Inc. Class A	700	141,505
		465,106

Consumer goods (2.4%)
Clorox Co.	4,026	236,809
Energizer Holdings, Inc. (NON)	5,002	331,833
Estee Lauder Cos., Inc. (The) Class A	2,516	93,293
Kimberly-Clark Corp.	5,565	328,224
Newell Rubbermaid, Inc. (S)	24,073	377,705
Procter & Gamble Co. (The)	5,535	320,587
		1,688,451

Containers (0.3%)
Crown Holdings, Inc. (NON)	2,168	58,970
Owens-Illinois, Inc. (NON)	3,120	115,128
Pactiv Corp. (NON)	850	22,143
		196,241

Distribution (0.3%)
Fastenal Co. (S)	4,000	154,800
W.W. Grainger, Inc.	500	44,680
		199,480

Electric utilities (3.4%)
American Electric Power Co., Inc.	14,508	449,603
CMS Energy Corp. (S)	16,000	214,400
Edison International	12,185	409,172
Entergy Corp.	3,400	271,524
Exelon Corp.	1,500	74,430
Great Plains Energy, Inc.	14,864	266,809
NV Energy, Inc.	24,600	285,114
PG&E Corp.	11,300	457,537
		2,428,589

Electronics (1.0%)
Integrated Device Technology, Inc. (NON)	25,500	172,380
Texas Instruments, Inc.	19,900	471,431
Thermo Electron Corp. (NON)	1,400	61,138
		704,949

Energy (oil field) (1.2%)
Halliburton Co.	18,900	512,568
Weatherford International, Ltd. (Switzerland) (NON)	17,512	363,024
		875,592

Energy (other) (0.3%)
First Solar, Inc. (NON)	295	45,094
Solarfun Power Holdings Co., Ltd. ADR (China) (NON) (S)	29,900	171,626
		216,720

Engineering and construction (0.2%)
Fluor Corp.	3,400	172,890
		172,890

Financial (0.6%)
CME Group, Inc.	850	261,962
Discover Financial Services	2,800	45,444
Intercontinental Exchange, Inc. (NON)	1,100	106,909
		414,315

Food (1.7%)
Campbell Soup Co.	6,400	208,768
General Mills, Inc.	9,000	579,420
Kraft Foods, Inc. Class A	16,900	443,963

		1,232,151

Forest products and packaging (0.2%)
International Paper Co.	2,970	66,023
MeadWestvaco Corp.	1,143	25,500
Weyerhaeuser Co.	1,231	45,116
		136,639

Health-care services (1.8%)
Aetna, Inc.	3,000	83,490
AmerisourceBergen Corp.	7,873	176,198
CIGNA Corp.	884	24,832
Express Scripts, Inc. (NON)	2,379	184,563
McKesson Corp.	4,457	265,414
Omnicare, Inc.	4,278	96,341
Universal Health Services, Inc. Class B	1,820	112,713
WellPoint, Inc. (NON)	7,500	355,200
		1,298,751

Homebuilding (0.1%)
D.R. Horton, Inc. (S)	3,818	43,563
Toll Brothers, Inc. (NON)	1,924	37,595
		81,158

Insurance (2.5%)
Aflac, Inc.	7,800	333,372
Assured Guaranty, Ltd. (Bermuda)	8,150	158,273
Hartford Financial Services Group, Inc. (The)	7,300	193,450
Marsh & McLennan Cos., Inc.	6,180	152,831
MetLife, Inc.	3,300	125,631
Prudential Financial, Inc.	4,500	224,595
RenaissanceRe Holdings, Ltd.	1,881	103,004
Travelers Cos., Inc. (The)	6,400	315,072
XL Capital, Ltd. Class A	8,100	141,426
		1,747,654

Investment banking/Brokerage (2.5%)
BlackRock, Inc.	500	108,410
Eaton Vance Corp.	1,100	30,789
Franklin Resources, Inc.	1,300	130,780
Goldman Sachs Group, Inc. (The)	4,194	773,164
Invesco, Ltd.	7,900	179,804
Morgan Stanley	11,648	359,690
Raymond James Financial, Inc.	1,200	27,936
T. Rowe Price Group, Inc.	2,300	105,110
TD Ameritrade Holding Corp. (NON)	2,700	52,974
		1,768,657

Lodging/Tourism (0.6%)
Marriott International, Inc. Class A (S)	6,421	177,155
Wyndham Worldwide Corp.	17,122	279,431
		456,586

Machinery (0.5%)
Cummins, Inc.	1,700	76,177
Deere (John) & Co.	3,900	167,388
Parker-Hannifin Corp.	1,700	88,128
		331,693

Manufacturing (0.6%)
Cooper Industries PLC Class A	800	30,056
Flowserve Corp.	400	39,416
Illinois Tool Works, Inc.	2,600	111,046
ITT Corp.	3,600	187,740
Shaw Group, Inc. (NON)	1,400	44,926
		413,184

Media (1.6%)
Interpublic Group of Companies, Inc. (The) (NON)	10,800	81,216
News Corp., Ltd. (The) Class A	12,900	154,671
Time Warner, Inc.	13,533	389,480
Viacom, Inc. Class B (NON)	7,400	207,496
Walt Disney Co. (The) (S)	11,700	321,282
		1,154,145

Medical technology (2.3%)
Baxter International, Inc.	5,900	336,359
Becton, Dickinson and Co.	655	45,686
Boston Scientific Corp. (NON)	24,400	258,396
Covidien PLC (Ireland)	3,289	142,282
Hospira, Inc. (NON)	5,100	227,460
Medtronic, Inc.	6,364	234,195
St. Jude Medical, Inc. (NON)	7,598	296,398
Varian Medical Systems, Inc. (NON)	1,924	81,058
		1,621,834

Metals (0.9%)

Alcoa, Inc.	1,392	18,263
Freeport-McMoRan Copper & Gold, Inc. Class B	3,394	232,862
Newmont Mining Corp.	2,931	129,023
Nucor Corp.	2,790	131,158
Steel Dynamics, Inc.	1,107	16,981
United States Steel Corp.	2,448	108,618
		636,905

Office equipment and supplies (0.1%)
Avery Dennison Corp.	1,900	68,092
		68,092

Oil and gas (9.2%)
Anadarko Petroleum Corp.	9,679	607,164
Chevron Corp.	21,472	1,512,273
Exxon Mobil Corp.	30,267	2,076,619
Marathon Oil Corp.	15,462	493,238
Newfield Exploration Co. (NON)	9,683	412,108
Occidental Petroleum Corp.	11,708	917,907
XTO Energy, Inc.	12,100	499,972
		6,519,281

Pharmaceuticals (5.2%)
Abbott Laboratories	15,600	771,732
Cephalon, Inc. (NON)	4,200	244,608
Johnson & Johnson	4,400	267,916
Pfizer, Inc. (S)	81,000	1,340,550
Schering-Plough Corp.	10,300	290,975
Wyeth	15,700	762,706
		3,678,487

Power producers (0.2%)
AES Corp. (The) (NON)	10,400	154,128
		154,128

Publishing (0.2%)
Gannett Co., Inc.	6,200	77,562
McGraw-Hill Cos., Inc. (The)	1,200	30,168
R. R. Donnelley & Sons Co.	1,500	31,890
		139,620

Railroads (0.6%)
Canadian National Railway Co. (Canada)	4,700	230,253
CSX Corp.	3,900	163,254
		393,507

Real estate (1.0%)
Digital Realty Trust, Inc. (R) (S)	5,000	228,550
HCP, Inc. (R)	8,100	232,794
Simon Property Group, Inc. (R)	3,536	245,504
		706,848

Regional Bells (1.3%)
AT&T, Inc.	26,800	723,868
Verizon Communications, Inc.	7,300	220,971
		944,839

Restaurants (0.7%)
McDonald's Corp.	8,845	504,784
		504,784

Retail (6.3%)
Advance Auto Parts, Inc.	900	35,352
Amazon.com, Inc. (NON)	1,500	140,040
Best Buy Co., Inc.	2,300	86,296
Big Lots, Inc. (NON) (S)	3,575	89,447
Coach, Inc.	5,417	178,328
Costco Wholesale Corp.	3,800	214,548
CVS Caremark Corp.	12,076	431,596
GameStop Corp. (NON)	3,100	82,057
Gap, Inc. (The)	5,949	127,309
Herbalife, Ltd. (Cayman Islands)	3,066	100,381
Home Depot, Inc. (The)	13,792	367,419
Lowe's Cos., Inc.	20,000	418,800
Macy's, Inc.	12,461	227,912
Mead Johnson Nutrition Co. Class A	1,011	44,865
O'Reilly Automotive, Inc. (NON)	800	28,912
Office Depot, Inc. (NON)	2,200	14,564
OfficeMax, Inc.	3,500	44,030
Staples, Inc.	6,600	153,252
Supervalu, Inc.	12,302	185,268
Target Corp.	7,985	372,740
TJX Cos., Inc. (The)	1,732	64,344
Urban Outfitters, Inc. (NON)	2,806	84,657
Wal-Mart Stores, Inc.	16,548	812,341
Walgreen Co.	3,670	137,515
		4,441,973

Schools (0.6%)
Apollo Group, Inc. Class A (NON)	3,819	281,346
Career Education Corp. (NON)	7,121	173,610
		454,956

Semiconductor (1.6%)
Atmel Corp. (NON)	102,400	429,056
Formfactor, Inc. (NON)	18,615	445,271
KLA-Tencor Corp.	4,900	175,714
Micron Technology, Inc. (NON)	6,400	52,480
		1,102,521

Software (4.3%)
Activision Blizzard, Inc. (NON) (S)	27,900	345,681
Akamai Technologies, Inc. (NON)	1,300	25,584
CA, Inc.	6,900	151,731
Electronic Arts, Inc. (NON)	11,600	220,980
Microsoft Corp.	66,100	1,711,329
Parametric Technology Corp. (NON)	9,500	131,290
Sybase, Inc. (NON)	3,600	140,040
Symantec Corp. (NON)	17,100	281,637
		3,008,272

Technology services (1.9%)
eBay, Inc. (NON)	6,500	153,465
Fidelity National Information Services, Inc.	700	17,857
Global Payments, Inc.	1,900	88,730
Google, Inc. Class A (NON)	1,722	853,854
Yahoo!, Inc. (NON)	12,000	213,720
		1,327,626

Telecommunications (0.2%)
American Tower Corp. Class A (NON)	4,200	152,880
		152,880

Telephone (0.1%)
Leap Wireless International, Inc. (NON)	1,200	23,460
Qwest Communications International, Inc.	12,100	46,101
		69,561

Tobacco (3.1%)
Altria Group, Inc.	23,700	422,097
Lorillard, Inc.	11,900	884,170
Philip Morris International, Inc.	18,400	896,816
		2,203,083

Transportation services (0.9%)
Expeditors International of Washington, Inc.	2,500	87,875
FedEx Corp.	2,800	210,616
United Parcel Service, Inc. Class B	5,900	333,173
		631,664

Waste Management (0.1%)
Republic Services, Inc.	1,229	32,655
Waste Management, Inc. (S)	2,300	68,586
		101,241

Total common stocks (cost $58,983,695)		$66,649,925

SHORT-TERM INVESTMENTS (11.4%)(a)
	Principal amount/shares	Value

Putnam Money Market Liquidity Fund (e)	3,533,679	$3,533,679
Short-term investments held as collateral for loaned
securities with yields ranging from 0.45% to 0.47% and
due dates ranging from October 1, 2009 to
October 9, 2009 (d)	$4,027,620	4,027,561
U.S. Treasury Bills for effective yields ranging from
0.33% to 0.39%, November 19, 2009 (SEG)	385,000	384,799
U.S. Treasury Cash Management Bills for effective
yields ranging from 0.31% to 0.47%, April 1, 2010 (SEG)	68,000	67,865

Total short-term investments (cost $8,013,925)		$8,013,904

TOTAL INVESTMENTS

Total investments (cost $66,997,620)(b)		$74,663,829

FUTURES CONTRACTS OUTSTANDING at 9/30/09 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

S&P 500 Index (Long)	13	$3,421,925	Dec-09	$80,389

Total				$80,389

Key to holding's abbreviations

ADR American Depository Receipts

NOTES

(a) Percentages indicated are based on net assets of $70,566,735.

(b) The aggregate identified cost on a tax basis is $68,647,091, resulting in gross unrealized appreciation and depreciation of $8,919,459 and $2,902,721, respectively, or net unrealized appreciation of $6,016,738.

(NON) Non-income-producing security.

(SEG) These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at September 30, 2009.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2009, the value of securities loaned amounted to $3,896,904. The fund received cash collateral of $4,027,561 which is pooled with collateral of other Putnam funds into 2 issues of short-term investments.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $2,610 for the period ended September 30, 2009. During the period ended September 30, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $9,279,337 and $5,745,658, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at September 30, 2009.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The fund had an average contract amount of approximately 7 on Futures contracts for the period ended September 30, 2009.

In September 2006, Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") was issued. ASC 820 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of ASC 820 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of September 30, 2009:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Basic materials	$1,928,285	$--	$--

	Capital goods	4,625,878	--	--

	Communication services	2,602,314	--	--

	Conglomerates	816,730	--	--

	Consumer cyclicals	6,236,525	--	--

	Consumer staples	7,975,895	--	--

	Energy	7,611,593	--	--

	Financial	9,874,885	--	--

	Health care	8,971,146	--	--

	Technology	11,838,356	--	--

	Transportation	1,178,993	--	--

	Utilities and power	2,989,325	--	--

Total common stocks		66,649,925	--	--

Short-term investments		3,533,679	4,480,225	--

Totals by level		$70,183,604	$4,480,225	$--

		Level 1	Level 2	Level 3

Other financial instruments:		$80,389	$--	$--

Other financial instruments include futures contracts.

Market Values of Derivative Instruments as of September 30, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Equity contracts	$80,389	$--

Total	$80,389	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Small Cap Value Fund
The fund's portfolio
9/30/09 (Unaudited)

COMMON STOCKS (98.5%)(a)
	Shares	Value

Aerospace and defense (2.0%)
BE Aerospace, Inc. (NON)	90,700	$1,826,698
DynCorp International, Inc. Class A (NON)	76,442	1,375,956
Innovative Solutions & Support, Inc. (NON)	171,221	857,817
Teledyne Technologies, Inc. (NON)	38,500	1,385,615
		5,446,086

Airlines (1.9%)
Copa Holdings SA Class A (Panama)	23,400	1,041,066
Hawaiian Holdings, Inc. (NON)	215,100	1,776,726
SkyWest, Inc.	139,400	2,311,252
		5,129,044

Banking (9.0%)
Bancorp, Inc. (NON)	262,500	1,501,500
Boston Private Financial Holdings, Inc.	56,489	367,743
Columbia Banking Systems, Inc.	55,000	910,250
Danvers Bancorp, Inc.	8,006	108,802
ESSA Bancorp, Inc.	116,492	1,538,859
First Citizens BancShares, Inc. Class A	12,900	2,052,390
First Community Bancshares Inc.	140,900	1,778,158
First Financial Bancorp	157,600	1,899,080
Metro Bancorp, Inc. (NON)	111,879	1,361,567
NewAlliance Bancshares, Inc.	117,400	1,256,180
PacWest Bancorp	54,500	1,038,225
Seacoast Banking Corp. of Florida	390,300	983,556
South Financial Group, Inc. (The)	478,000	702,660
Sterling Bancshares, Inc.	249,453	1,823,501
SVB Financial Group (NON) (S)	31,700	1,371,659
Trustmark Corp.	37,139	707,498
UMB Financial Corp.	35,900	1,451,796
Union Bankshares Corp.	21,560	268,422
United Financial Bancorp, Inc.	82,000	949,560
Washington Federal, Inc.	59,717	1,006,829
Whitney Holding Corp.	87,100	830,934
		23,909,169

Biotechnology (0.5%)
Viropharma, Inc. (NON)	152,100	1,463,202
		1,463,202

Chemicals (2.5%)
Olin Corp.	99,800	1,740,512
PolyOne Corp. (NON)	168,000	1,120,560
RPM, Inc.	77,400	1,431,126
Solutia, Inc. (NON)	207,303	2,400,569
		6,692,767

Coal (0.4%)
James River Coal Co. (NON) (S)	52,600	1,005,186
		1,005,186

Commercial and consumer services (0.9%)
Alliance Data Systems Corp. (NON)	17,300	1,056,684
Deluxe Corp.	71,600	1,224,360
		2,281,044

Communications equipment (1.7%)
ARRIS Group, Inc. (NON) (S)	106,071	1,379,984
Netgear, Inc. (NON)	87,500	1,605,625
Tellabs, Inc. (NON)	208,800	1,444,896
		4,430,505

Components (1.0%)
Oplink Communications, Inc. (NON)	183,772	2,668,369
		2,668,369

Computers (3.4%)
Avocent Corp. (NON)	93,400	1,893,218
Brocade Communications Systems, Inc. (NON)	143,800	1,130,268
Ixia (NON)	176,730	1,212,368
Monotype Imaging Holdings, Inc. (NON)	137,746	1,158,444
SMART Modular Technologies WWH, Inc. (NON)	475,441	2,263,099
TeleCommunication Systems, Inc. Class A (NON)	183,900	1,537,404
		9,194,801

Construction (0.7%)
Quanex Building Products Corp.	122,000	1,751,920

		1,751,920

Consumer goods (1.6%)
Elizabeth Arden, Inc. (NON)	99,768	1,174,269
Energizer Holdings, Inc. (NON)	17,500	1,160,950
Newell Rubbermaid, Inc. (S)	120,200	1,885,938
		4,221,157

Consumer services (0.4%)
Stamps.com, Inc. (NON)	103,015	952,889
		952,889

Containers (0.5%)
AEP Industries, Inc. (NON)	32,500	1,296,750
		1,296,750

Distribution (0.6%)
Spartan Stores, Inc. (S)	103,500	1,462,455
		1,462,455

Electric utilities (4.4%)
Avista Corp.	126,100	2,549,742
Great Plains Energy, Inc.	174,500	3,132,275
UIL Holdings Corp. (S)	100,300	2,646,917
UniSource Energy Corp.	110,300	3,391,725
		11,720,659

Electrical equipment (0.6%)
WESCO International, Inc. (NON)	50,800	1,463,040
		1,463,040

Electronics (2.5%)
Benchmark Electronics, Inc. (NON)	82,965	1,493,370
EnerSys (NON)	48,393	1,070,453
Mellanox Technologies, Ltd. (Israel) (NON)	138,100	2,263,459
TTM Technologies, Inc. (NON)	158,100	1,813,407
		6,640,689

Energy (oil field) (0.6%)
Tidewater, Inc.	33,600	1,582,224
		1,582,224

Financial (1.1%)
Financial Federal Corp.	80,300	1,981,804
MGIC Investment Corp. (NON) (S)	115,300	854,373
		2,836,177

Food (1.8%)
Chiquita Brands International, Inc. (NON)	83,700	1,352,592
Ruddick Corp. (S)	71,400	1,900,668
Weiss Markets, Inc.	45,100	1,440,945
		4,694,205

Forest products and packaging (2.3%)
Grief, Inc. Class A	37,100	2,042,355
Louisiana-Pacific Corp. (NON)	149,160	994,897
Rock-Tenn Co. Class A	56,900	2,680,559
Universal Forest Products, Inc.	12,797	504,970
		6,222,781

Gaming and lottery (0.7%)
Bally Technologies, Inc. (NON)	48,000	1,841,760
		1,841,760

Health-care services (2.1%)
Amedisys, Inc. (NON) (S)	36,300	1,583,769
Health Management Associates, Inc. Class A (NON)	225,350	1,687,872
IPC The Hospitalist Co., Inc. (NON)	16,100	506,345
Lincare Holdings, Inc. (NON) (S)	54,500	1,703,125
		5,481,111

Homebuilding (0.4%)
M/I Schottenstein Homes, Inc. (NON)	79,700	1,083,123
		1,083,123

Household furniture and appliances (0.2%)
Conn's, Inc. (NON) (S)	54,900	619,821
		619,821

Insurance (7.2%)
American Equity Investment Life Holding Co.	135,496	951,182
Arch Capital Group, Ltd. (NON)	26,900	1,816,826

Assured Guaranty, Ltd. (Bermuda)	52,300	1,015,666
Endurance Specialty Holdings, Ltd. (Bermuda)	48,200	1,757,854
Hanover Insurance Group, Inc. (The)	70,700	2,922,031
HCC Insurance Holdings, Inc.	54,800	1,498,780
Infinity Property & Casualty Corp.	42,600	1,809,648
Navigators Group, Inc. (NON)	45,300	2,491,500
Reinsurance Group of America, Inc. Class A	29,800	1,329,080
Validus Holdings, Ltd. (Bermuda)	47,384	1,222,507
Zenith National Insurance Corp.	72,900	2,252,610
		19,067,684

Investment banking/Brokerage (4.4%)
E*Trade Financial Corp. (NON)	719,800	1,259,650
Evercore Partners, Inc. Class A	60,200	1,759,044
GFI Group, Inc.	193,614	1,399,829
Investment Technology Group, Inc. (NON)	61,800	1,725,456
SWS Group, Inc.	95,497	1,375,157
TradeStation Group, Inc. (NON)	346,700	2,825,605
Waddell & Reed Financial, Inc. Class A	45,900	1,305,855
		11,650,596

Machinery (2.0%)
Applied Industrial Technologies, Inc.	49,900	1,055,884
DXP Enterprises, Inc. (NON)	83,300	928,795
H&E Equipment Services, Inc. (NON)	112,900	1,279,157
Middleby Corp. (The) (NON)	37,800	2,079,378
		5,343,214

Manufacturing (1.8%)
EnPro Industries, Inc. (NON) (S)	39,700	907,542
General Cable Corp. (NON) (S)	43,563	1,705,491
Mueller Water Products, Inc. Class A	162,743	891,832
Robbins & Myers, Inc.	56,400	1,324,272
		4,829,137

Medical technology (2.5%)
Conmed Corp. (NON)	62,111	1,190,668
Cutera, Inc. (NON)	140,389	1,214,365
Palomar Medical Technologies, Inc. (NON)	184,184	2,985,623
PetMed Express, Inc. (S)	64,700	1,219,595
		6,610,251

Metals (2.0%)
Century Aluminum Co. (NON) (S)	111,800	1,045,330
Gibraltar Industries, Inc.	104,100	1,381,407
Horsehead Holding Corp. (NON)	160,294	1,878,646
Thompson Creek Metals Co., Inc. (Canada) (NON)	91,800	1,108,026
		5,413,409

Natural gas utilities (2.1%)
Energen Corp.	54,000	2,327,400
Southwest Gas Corp.	124,700	3,189,826
		5,517,226

Oil and gas (4.5%)
Approach Resources, Inc. (NON)	139,899	1,270,283
Carrizo Oil & Gas, Inc. (NON)	45,762	1,120,711
Penn Virginia Corp.	81,400	1,864,874
Petroquest Energy, Inc. (NON)	127,083	824,769
Pioneer Drilling Co. (NON)	144,900	1,063,566
Rex Energy Corp. (NON)	186,331	1,555,864
Rosetta Resources, Inc. (NON)	126,500	1,858,285
St. Mary Land & Exploration Co.	70,760	2,296,870
		11,855,222

Pharmaceuticals (1.1%)
Owens & Minor, Inc.	41,300	1,868,825
Par Pharmaceutical Cos., Inc. (NON)	50,400	1,084,104
		2,952,929

Real estate (5.2%)
Chimera Investment Corp. (R) (S)	496,400	1,896,248
Colony Financial, Inc. (R) (NON)	68,614	1,341,404
DCT Industrial Trust, Inc. (R)	218,800	1,118,068
Digital Realty Trust, Inc. (R) (S)	13,700	626,227
Douglas Emmett, Inc. (R)	50,400	618,912
Essex Property Trust, Inc. (R)	14,000	1,114,120
Getty Realty Corp. (R)	44,401	1,089,600
LaSalle Hotel Properties (R)	50,500	992,830
MFA Mortgage Investments, Inc. (R)	127,250	1,012,910
National Health Investors, Inc. (R)	58,700	1,857,855
National Retail Properties, Inc. (R)	23,400	502,398
Tanger Factory Outlet Centers (R)	16,200	604,908
Taubman Centers, Inc. (R) (S)	28,700	1,035,496
		13,810,976

Restaurants (0.5%)
Domino's Pizza, Inc. (NON)	162,605	1,437,428

		1,437,428

Retail (7.1%)
Coldwater Creek, Inc. (NON)	124,500	1,020,900
Dress Barn, Inc. (NON) (S)	95,100	1,705,143
Haverty Furniture Cos., Inc. (NON)	63,700	752,297
Herbalife, Ltd. (Cayman Islands)	54,000	1,767,960
Iconix Brand Group, Inc. (NON)	101,400	1,264,458
Jos. A. Bank Clothiers, Inc. (NON) (S)	44,700	2,001,219
Kenneth Cole Productions, Inc. Class A	59,338	595,160
NBTY, Inc. (NON)	27,600	1,092,408
OfficeMax, Inc.	183,300	2,305,914
Pier 1 Imports, Inc. (NON) (S)	666,546	2,579,533
School Specialty, Inc. (NON)	58,017	1,376,163
Stage Stores, Inc.	93,050	1,205,928
Steven Madden, Ltd. (NON)	34,400	1,266,264
		18,933,347

Schools (1.1%)
Career Education Corp. (NON)	67,300	1,640,774
Lincoln Educational Services Corp. (NON)	51,400	1,176,032
		2,816,806

Semiconductor (2.5%)
Atmel Corp. (NON)	438,700	1,838,153
Cymer, Inc. (NON)	55,329	2,150,085
Micrel, Inc.	125,500	1,022,825
Ultra Clean Holdings, Inc. (NON)	321,045	1,656,592
		6,667,655

Shipping (0.8%)
Atlas Air Worldwide Holdings, Inc. (NON)	62,638	2,002,537
		2,002,537

Software (0.4%)
S1 Corp. (NON)	185,800	1,148,244
		1,148,244

Technology (0.7%)
CACI International, Inc. Class A (NON)	40,300	1,904,981
		1,904,981

Technology services (2.7%)
BancTec, Inc. 144A (NON)	152,299	761,495
CSG Systems International, Inc. (NON)	62,000	992,620
i2 Technologies, Inc. (NON)	80,100	1,284,804
United Online, Inc.	368,100	2,959,524
Web.com Group, Inc. (NON)	150,863	1,069,619
		7,068,062

Telecommunications (2.8%)
Ceragon Networks, Ltd. (Israel) (NON)	191,900	1,623,474
DigitalGlobe, Inc. (NON)	52,620	1,177,109
Earthlink, Inc.	209,043	1,758,052
NeuStar, Inc. Class A (NON)	65,800	1,487,080
NTELOS Holdings Corp.	76,900	1,358,054
		7,403,769

Telephone (0.3%)
Leap Wireless International, Inc. (NON)	34,600	676,430
		676,430

Textiles (1.2%)
Carter's, Inc. (NON)	34,780	928,626
Phillips-Van Heusen Corp.	51,900	2,220,801
		3,149,427

Toys (0.2%)
RC2 Corp. (NON)	39,864	568,062
		568,062

Trucks and parts (1.1%)
ATC Technology Corp. (NON)	87,500	1,729,000
Modine Manufacturing Co.	137,238	1,272,196
		3,001,196

Waste Management (0.5%)
EnergySolutions, Inc.	156,900	1,446,618
		1,446,618

Total common stocks (cost $216,117,185)		$261,366,140

INVESTMENT COMPANIES (0.6%)(a)
	Shares	Value

Hercules Technology Growth Capital, Inc.	153,771	$1,510,031

Total investment companies (cost $1,485,935)		$1,510,031

SHORT-TERM INVESTMENTS (7.8%)(a)
	Principal amount/shares	Value

Putnam Money Market Liquidity Fund (e)	212,503	212,503
Short-term investments held as collateral for loaned
securities with yields ranging from 0.45% to 0.47% and
due dates ranging from October 1, 2009 to
October 9, 2009 (d)	$20,439,977	$20,439,679

Total short-term investments (cost $20,652,182)		$20,652,182

TOTAL INVESTMENTS

Total investments (cost $238,255,302) (b)		$283,528,353

NOTES

(a) Percentages indicated are based on net assets of $265,337,172.

(b) The aggregate identified cost on a tax basis is $332,755,879, resulting in gross unrealized appreciation and depreciation of $59,398,464 and $108,625,990, respectively, or net unrealized depreciation of $49,227,526.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2009, the value of securities loaned amounted to $19,848,970. The fund received cash collateral of $20,439,679 which is pooled with collateral of other Putnam funds into 2 issues of short-term investments.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $14,266 for the period ended September 30, 2009. During the period ended September 30, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $48,184,390 and $47,971,887, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at September 30, 2009.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

In September 2006, Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") was issued. ASC 820 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of ASC 820 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of September 30, 2009:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$20,080,877	$--	$--

Capital goods	22,826,041	--	--

Communication services	8,080,199	--	--

Consumer cyclicals	26,708,624	--	--

Consumer staples	17,352,900	--	--

Energy	14,442,632	--	--

Financial	71,274,602	--	--

Health care	16,507,493	--	--

Technology	38,961,811	761,495	--

Transportation	7,131,581	--	--

Utilities and power	17,237,885	--	--

Total common stocks	260,604,645	761,495	--

Investment companies	1,510,031	--	--

Short-term investments	212,503	20,439,679	--

Totals by level	$262,327,179	$21,201,174	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Vista Fund
The fund's portfolio
9/30/09 (Unaudited)

COMMON STOCKS (95.5%)(a)
	Shares	Value

Advertising and marketing services (--%)
Clear Channel Outdoor Holdings, Inc. Class A (NON)	3,774	$26,537
		26,537

Airlines (1.4%)
Delta Air Lines, Inc. (NON)	194,200	1,740,032
UAL Corp. (NON)	111,100	1,024,342
		2,764,374

Automotive (0.9%)
Ford Motor Co. (NON)	109,900	792,379
Hertz Global Holdings, Inc. (NON) (S)	90,600	981,198
		1,773,577

Biotechnology (1.0%)
Affymetrix, Inc. (NON)	193,200	1,696,296
Cubist Pharmaceuticals, Inc. (NON)	10,748	217,110
		1,913,406

Broadcasting (2.3%)
CBS Corp. Class B	277,900	3,348,695
Central European Media Enterprises, Ltd. Class A
(Czech Republic) (NON) (S)	34,900	1,195,325
		4,544,020

Cable television (1.0%)
DISH Network Corp. Class A (NON)	104,300	2,008,818
		2,008,818

Chemicals (1.0%)
CF Industries Holdings, Inc.	21,600	1,862,568
		1,862,568

Coal (1.3%)
Alpha Natural Resources, Inc. (NON)	74,200	2,604,420
		2,604,420

Commercial and consumer services (2.5%)
Alliance Data Systems Corp. (NON) (S)	17,400	1,062,792
Monster Worldwide, Inc. (NON)	97,100	1,697,308
Sotheby's Holdings, Inc. Class A (S)	125,700	2,165,811
		4,925,911

Communications equipment (2.9%)
ADC Telecommunications, Inc. (NON) (S)	111,632	931,011
CIENA Corp. (NON) (S)	108,200	1,761,496
F5 Networks, Inc. (NON)	26,100	1,034,343
Tellabs, Inc. (NON)	275,400	1,905,768
		5,632,618

Computers (0.6%)
Emulex Corp. (NON)	108,700	1,118,523
		1,118,523

Conglomerates (3.2%)
Harsco Corp.	48,400	1,713,844
SPX Corp.	49,800	3,051,246
Textron, Inc.	80,900	1,535,482
		6,300,572

Construction (1.1%)
Chicago Bridge & Iron Co., NV (Netherlands)	111,200	2,077,216
		2,077,216

Consumer (1.2%)
Harman International Industries, Inc.	45,718	1,548,926
Tiffany & Co. (S)	20,100	774,453
		2,323,379

Consumer finance (0.6%)
SLM Corp. (NON)	142,000	1,238,240
		1,238,240

Consumer goods (1.0%)
Energizer Holdings, Inc. (NON)	28,900	1,917,226
		1,917,226

Electrical equipment (0.6%)
Rockwell Automation, Inc. (S)	25,700	1,094,820
		1,094,820

Electronics (5.2%)
Altera Corp.	59,700	1,224,447
Garmin, Ltd. (S)	39,308	1,483,484
International Rectifier Corp. (NON)	60,642	1,181,913
Jabil Circuit, Inc.	137,400	1,842,534
NVIDIA Corp. (NON)	105,400	1,584,162
SanDisk Corp. (NON)	133,500	2,896,950
		10,213,490

Energy (oil field) (2.7%)
Helix Energy Solutions Group, Inc. (NON)	95,100	1,424,598
Hercules Offshore, Inc. (NON)	185,911	912,823
Weatherford International, Ltd. (Switzerland) (NON) (S)	142,600	2,956,098
		5,293,519

Engineering and construction (2.5%)
KBR, Inc.	111,800	2,603,822
McDermott International, Inc. (NON)	88,500	2,236,395
		4,840,217

Environmental (1.7%)
Duoyuan Global Water, Inc. ADR (China) (NON) (S)	23,755	791,042
Foster Wheeler AG (NON)	76,400	2,437,924
		3,228,966

Financial (1.9%)
Assurant, Inc.	39,400	1,263,164
CapitalSource, Inc.	206,261	895,173
CME Group, Inc. (S)	4,900	1,510,131
		3,668,468

Forest products and packaging (1.4%)
Sino-Forest Corp. (Canada) (NON)	166,500	2,636,003
		2,636,003

Gaming and lottery (0.9%)
International Game Technology	79,750	1,713,030
		1,713,030

Health-care services (3.2%)
Charles River Laboratories International, Inc. (NON)	29,800	1,102,004
CIGNA Corp.	86,200	2,421,358
Covance, Inc. (NON)	21,800	1,180,470
Coventry Health Care, Inc. (NON)	79,300	1,582,828
		6,286,660

Homebuilding (0.3%)
Lennar Corp. (S)	35,300	503,025
		503,025

Insurance (2.2%)
Genworth Financial, Inc. Class A	93,500	1,117,325
Hartford Financial Services Group, Inc. (The)	56,100	1,486,650
Loews Corp.	48,200	1,650,850
		4,254,825

Investment banking/Brokerage (2.0%)
Blackstone Group LP (The)	102,577	1,456,593
GLG Partners, Inc. (S)	207,606	836,652
Invesco, Ltd.	67,400	1,534,024
		3,827,269

Lodging/Tourism (1.4%)
Las Vegas Sands Corp. (NON) (S)	88,500	1,490,340
Wyndham Worldwide Corp.	72,533	1,183,739
		2,674,079

Machinery (3.6%)
Gardner Denver, Inc. (NON)	30,900	1,077,792
Joy Global, Inc.	64,932	3,177,772
Lincoln Electric Holdings, Inc.	24,100	1,143,545
Timken Co.	73,200	1,715,076
		7,114,185

Manufacturing (1.2%)
Flowserve Corp.	22,000	2,167,880
Trinity Industries, Inc.	15,142	260,291
		2,428,171

Media (0.5%)
Virgin Media, Inc. (S)	75,100	1,045,392
		1,045,392

Medical technology (4.4%)
Edwards Lifesciences Corp. (NON)	7,516	524,367
Hologic, Inc. (NON) (S)	76,400	1,248,376
IDEXX Laboratories, Inc. (NON) (S)	5,803	290,150
Inverness Medical Innovations, Inc. (NON)	30,000	1,161,900
Kinetic Concepts, Inc. (NON) (S)	47,400	1,752,852
Mettler-Toledo International, Inc. (NON)	13,400	1,213,906
Patterson Cos., Inc. (NON)	26,500	722,125
Zimmer Holdings, Inc. (NON)	32,900	1,758,505
		8,672,181

Metals (6.2%)
Agnico-Eagle Mines, Ltd. (Canada) (S)	61,176	4,150,792
Carpenter Technology Corp.	47,800	1,118,042
Cliffs Natural Resources, Inc.	22,200	718,392
Commercial Metals Co.	75,500	1,351,450
Steel Dynamics, Inc.	88,037	1,350,488
United States Steel Corp. (S)	74,809	3,319,275
		12,008,439

Oil and gas (4.7%)
Anadarko Petroleum Corp.	22,300	1,398,879
Cabot Oil & Gas Corp. Class A	41,700	1,490,775
Continental Resources, Inc. (NON)	46,600	1,825,322
Pioneer Natural Resources Co.	41,000	1,487,890
Rex Energy Corp. (NON) (S)	156,375	1,305,731
SandRidge Energy, Inc. (NON)	129,500	1,678,320
		9,186,917

Pharmaceuticals (1.1%)
Forest Laboratories, Inc. (NON)	59,100	1,739,904
Medicis Pharmaceutical Corp. Class A	18,900	403,515
		2,143,419

Power producers (1.0%)
NRG Energy, Inc. (NON)	67,900	1,914,101
		1,914,101

Publishing (2.0%)
Gannett Co., Inc.	308,003	3,853,118
		3,853,118

Railroads (0.7%)
Kansas City Southern (NON) (S)	53,942	1,428,924
		1,428,924

Real estate (2.7%)
AMB Property Corp. (R)	60,300	1,383,885
Apartment Investment & Management Co. Class A (R)	74,050	1,092,238
HCP, Inc. (R)	28,161	809,347
Jones Lang LaSalle, Inc.	23,461	1,111,348
Yanlord Land Group, Ltd. (Singapore)	529,000	850,393
		5,247,211

Retail (4.3%)
Macy's, Inc.	107,017	1,957,341
Nordstrom, Inc. (S)	31,400	958,956
OfficeMax, Inc.	72,457	911,509
Saks, Inc. (NON) (S)	325,672	2,221,083
Talbots, Inc. (S)	140,371	1,295,624
Urban Outfitters, Inc. (NON) (S)	15,312	461,963
Williams-Sonoma, Inc.	32,497	657,414
		8,463,890

Schools (0.2%)
Career Education Corp. (NON)	19,300	470,534
		470,534

Semiconductor (1.0%)
Maxim Integrated Products, Inc.	102,708	1,863,123
		1,863,123

Software (5.0%)
Autodesk, Inc. (NON)	143,000	3,403,400
Cadence Design Systems, Inc. (NON)	203,289	1,492,141

Red Hat, Inc. (NON) (S)			85,951	2,375,686
VMware, Inc. Class A (NON)			62,200	2,498,574
				9,769,801

Technology (1.3%)
Unisys Corp. (NON) (S)			943,805	2,519,959
				2,519,959

Technology services (3.5%)
Baidu, Inc. ADR (China) (NON) (S)			3,100	1,212,255
Check Point Software Technologies (Israel) (NON) (S)			65,100	1,845,585
Salesforce.com, Inc. (NON) (S)			39,100	2,225,963
Sohu.com, Inc. (China) (NON) (S)			21,200	1,458,136
				6,741,939

Telecommunications (2.7%)
NII Holdings, Inc. (NON)			94,500	2,833,110
ZTE Corp. (China)			453,920	2,390,191
				5,223,301

Tobacco (0.6%)
Lorillard, Inc.			16,900	1,255,670
				1,255,670

Transportation services (0.6%)
C.H. Robinson Worldwide, Inc.			21,220	1,225,455
				1,225,455

Trucks and parts (0.2%)
Autoliv, Inc. (Sweden)			11,600	389,757
				389,757

Total common stocks (cost $138,880,508)				$186,231,263

INVESTMENT COMPANIES (0.7%)(a)
			Shares	Value

iShares MSCI Brazil Index Fund			20,900	$1,414,303

Total investment companies (cost $930,641)				$1,414,303

WARRANTS (0.4%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Aldar Properties 144A (United Arab Emirates)	1/12/10	$--	485,194	$793,949

Total warrants (cost $592,907)				$793,949

PURCHASED OPTIONS OUTSTANDING (0.4%)(a)
	Expiration date/		Contract
	strike price		amount	Value

Alpha Natural Resources, Inc. (Call)	Oct-09/$32.50		$50,000	$167,086
CIT Group, Inc. (Call)	Oct-09/2.50		370,764	26,287
SanDisk Corp. (Call)	Jan-10/20.00		94,731	331,559
Steel Dynamics, Inc. (Call)	Oct-09/18.00		75,000	4,705
United States Steel Corp. (Call)	Oct-09/42.00		45,000	156,066

Total purchased options outstanding (cost $781,148)				$685,703

CONVERTIBLE PREFERRED STOCKS (--%)(a)
			Shares	Value

Optisolar Holdings, LLC Class B-1 zero % cv. pfd.
membership units (acquired 7/30/08, cost $26,431)
(Private) (F)(RES)			14,210	$26,431

Total convertible preferred stocks (cost $26,431)				$26,431

SHORT-TERM INVESTMENTS (21.3%)(a)
			Principal amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 0.45% to 0.47% and
due dates ranging from October 1, 2009 to
October 9, 2009 (d)			$34,718,504	$34,717,999
Putnam Money Market Liquidity Fund (e)			6,888,794	6,888,794

Total short-term investments (cost $41,606,793)				$41,606,793

TOTAL INVESTMENTS

Total investments (cost $182,818,428)(b)				$230,758,442

WRITTEN OPTIONS OUTSTANDING at 9/30/09 (premiums received $408,153) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Alpha Natural Resources, Inc. (Call)	$100,000	Oct-09/$38.00	$65,327
Alpha Natural Resources, Inc. (Put)	19,906	Oct-09/19.18	14
Massey Energy Co. (Put)	28,281	Oct-09/13.30	11
SanDisk Corp. (Call)	94,731	Jan-10/25.00	129,308
Steel Dynamics, Inc. (Call)	150,000	Oct-09/22.00	53
Steel Dynamics, Inc. (Put)	36,173	Oct-09/10.58	380
United States Steel Corp. (Call)	90,000	Oct-09/50.00	34,993

Total			$230,086

Key to holding's abbreviations

ADR    American Depository Receipts

NOTES

(a) Percentages indicated are based on net assets of $194,935,814.

(b) The aggregate identified cost on a tax basis is $183,920,873, resulting in gross unrealized appreciation and depreciation of $48,307,156 and $1,469,587, respectively, or net unrealized appreciation of $46,837,569.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at September 30, 2009 was $26,431, or less than 0.1% of net assets.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2009, the value of securities loaned amounted to $33,571,318. The fund received cash collateral of $34,717,999 which is pooled with collateral of other Putnam funds into 2 issues of short-term investments.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $5,161 for the period ended September 30, 2009. During the period ended September 30, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $61,957,411 and $55,068,617, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") disclosures based on the securities valuation inputs. On September 30, 2009, fair value pricing was also used for certain foreign securities in the portfolio.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at September 30, 2009.

At September 30, 2009, liquid assets totaling $8,827,175 have been segregated to cover open options.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At September 30, 2009, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The fund had an average contract amount of appoximately $400,000 on Purchased options contracts for the period ended September 30, 2009. The fund had an average contract amount of appoximately $300,000 on Written options contracts for the period ended September 30, 2009. For the period ended September 30, 2009 the fund did not have any activity on Futures contracts.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which can not be sold or repledged totaled $212,746 at September 30, 2009. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At September 30, 2009, the fund did not have a net liability position on derivative contracts subject to the Master Agreements.

In September 2006, Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") was issued. ASC 820 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of ASC 820 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of September 30, 2009:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Basic materials	$18,584,226	$--	$--

	Capital goods	19,096,116	--	--

	Communication services	4,841,928	2,390,191	--

	Conglomerates	6,300,572	--	--

	Consumer cyclicals	31,845,958	--	--

	Consumer staples	3,643,430	--	--

	Energy	17,084,856	--	--

	Financial	17,385,620	850,393	--

	Health care	19,015,666	--	--

	Technology	37,859,453	--	--

	Transportation	5,418,753	--	--

	Utilities and power	1,914,101	--	--

Total common stocks		182,990,679	3,240,584	--

Convertible preferred stocks		--	--	26,431

Investment companies		1,414,303	--	--

Purchased options outstanding		--	685,703	--

Warrants		--	793,949	--

Short-term investments		6,888,794	34,717,999	--

Totals by level		$191,293,776	$39,438,235	$26,431

	Level 1	Level 2	Level 3

Other financial instruments:	$--	$(230,086)	$--

Other financial instruments include written options.

The following is a reconciliation of Level 3 assets as of September 30, 2009:

Investments in securities:				Change in net		Net
	Balance as of	Accrued		unrealized	Net	transfers in	Balance as of
	December	discounts/	Realized	appreciation/	purchases/	and/or out	September
	31, 2008	premiums	gain/(loss)	(depreciation)	sales	of Level 3 ***	30, 2009

Convertible preferred stocks	$--	$--	$--	$--	$--	$26,431	$26,431

Totals:	$--	$--	$--	$--	$--	$26,431	$26,431

*** Represents Level 3 securities acquired in merger with Putnam VT OTC & Emerging Growth Fund.

Market Values of Derivative Instruments as of September 30, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Equity contracts	$685,703	$230,086

Total	$685,703	$230,086

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Voyager Fund
The fund's portfolio
9/30/09 (Unaudited)

COMMON STOCKS (95.3%)(a)
	Shares	Value

Aerospace and defense (3.3%)
BAE Systems PLC (United Kingdom)	552,931	$3,090,302
Goodrich Corp.	80,554	4,377,304
Lockheed Martin Corp.	93,400	7,292,672
Raytheon Co.	162,000	7,771,140
United Technologies Corp. (S)	178,900	10,900,377
		33,431,795

Airlines (0.3%)
US Airways Group, Inc. (NON)	634,239	2,980,923
		2,980,923

Banking (4.0%)
Bank of America Corp.	1,024,138	17,328,415
JPMorgan Chase & Co.	67,300	2,949,086
PNC Financial Services Group, Inc.	127,950	6,217,091
State Street Corp.	159,000	8,363,400
Wells Fargo & Co.	193,000	5,438,740
		40,296,732

Beverage (0.4%)
PepsiCo, Inc. (S)	68,000	3,988,880
		3,988,880

Biotechnology (5.4%)
Amgen, Inc. (NON)	349,300	21,038,339
Auxilium Pharmaceuticals, Inc. (NON) (S)	72,000	2,463,120
Dendreon Corp. (NON) (S)	66,500	1,861,335
Genzyme Corp. (NON) (S)	489,800	27,786,354
Talecris Biotherapeutics Holdings Corp. (FWC) (NON)	100,953	1,918,107
		55,067,255

Broadcasting (3.3%)
CBS Corp. Class B	722,182	8,702,293
Liberty Media Corp. - Capital Ser. A (NON)	355,747	7,442,227
Liberty Media Corp. - Entertainment Class A (NON)	479,606	14,920,543
Sirius XM Radio, Inc. (NON)	3,253,800	2,066,163
		33,131,226

Building materials (0.3%)
Owens Corning, Inc. (NON)	114,100	2,561,545
		2,561,545

Cable television (4.5%)
DIRECTV Group, Inc. (The) (NON) (S)	502,000	13,845,160
DISH Network Corp. Class A (NON)	73,200	1,409,832
Time Warner Cable, Inc. (S)	699,025	30,120,987
		45,375,979

Chemicals (1.7%)
Dow Chemical Co. (The) (S)	183,700	4,789,059
Monsanto Co.	78,800	6,099,120
Potash Corp. of Saskatchewan, Inc. (Canada)	18,700	1,689,358
Solutia, Inc. (NON) (S)	125,900	1,457,922
W.R. Grace & Co. (NON) (S)	151,510	3,293,827
		17,329,286

Combined utilities (1.5%)
El Paso Corp.	1,473,700	15,208,584
		15,208,584

Commercial and consumer services (1.9%)
Alliance Data Systems Corp. (NON) (S)	319,090	19,490,017
		19,490,017

Communications equipment (5.7%)
Cisco Systems, Inc. (NON)	1,087,520	25,600,221
Motorola, Inc. (S)	822,200	7,062,698
Nokia OYJ ADR (Finland) (S)	413,300	6,042,446
Qualcomm, Inc. (S)	392,800	17,668,144
Research in Motion, Ltd. (Canada) (NON) (S)	22,300	1,506,365
		57,879,874

Computers (5.3%)
Apple, Inc. (NON)	196,000	36,332,520
EMC Corp. (NON)	473,100	8,061,624

Emdeon, Inc. Class A (NON)	17,598	285,088
Fujitsu, Ltd. (Japan)	543,000	3,522,554
Hewlett-Packard Co.	33,300	1,572,093
IBM Corp. (S)	32,700	3,911,247
		53,685,126

Conglomerates (0.9%)
Honeywell International, Inc. (S)	93,000	3,454,950
SPX Corp.	34,100	2,089,307
Tyco International, Ltd.	90,100	3,106,648
		8,650,905

Consumer finance (1.3%)
Mastercard, Inc. Class A (S)	53,900	10,895,885
SLM Corp. (NON) (S)	217,800	1,899,216
		12,795,101

Consumer goods (0.8%)
Energizer Holdings, Inc. (NON) (S)	50,500	3,350,170
Estee Lauder Cos., Inc. (The) Class A	93,958	3,483,963
Newell Rubbermaid, Inc. (S)	98,000	1,537,620
		8,371,753

Electric utilities (0.2%)
EnerNOC, Inc. (NON) (S)	70,700	2,344,412
		2,344,412

Electrical equipment (0.5%)
Suntech Power Holdings Co., Ltd. ADR (China) (NON) (S)	60,300	916,560
WESCO International, Inc. (NON)	66,145	1,904,976
Yingli Green Energy Holding Co., Ltd. ADR (China)
(NON) (S)	154,600	1,926,316
		4,747,852

Electronics (2.5%)
A123 Systems, Inc. (NON) (S)	11,613	247,589
Agilent Technologies, Inc. (NON) (S)	168,800	4,697,704
Epistar Corp. (Taiwan)	364,000	1,309,777
Epistar Corp. 144A GDR (Taiwan) (F)(NON)	52,468	947,194
Infineon Technologies AG (Germany) (NON)	273,184	1,542,195
Integrated Device Technology, Inc. (NON)	568,661	3,844,148
National Semiconductor Corp. (S)	65,600	936,112
Texas Instruments, Inc. (S)	511,300	12,112,697
		25,637,416

Energy (oil field) (1.2%)
Weatherford International, Ltd. (Switzerland) (NON) (S)	566,571	11,745,017
		11,745,017

Energy (other) (0.6%)
First Solar, Inc. (NON) (S)	21,520	3,289,547
Solarfun Power Holdings Co., Ltd. ADR (China) (NON) (S)	309,300	1,775,382
Trina Solar, Ltd. ADR (China) (NON) (S)	32,500	1,045,525
		6,110,454

Entertainment (0.3%)
Royal Caribbean Cruises, Ltd. (NON)	115,500	2,781,240
		2,781,240

Financial (0.5%)
CME Group, Inc.	6,200	1,910,778
Fortress Investment Group LLC Class A (NON) (S)	324,300	1,686,360
Intercontinental Exchange, Inc. (NON) (S)	19,000	1,846,610
		5,443,748

Food (0.2%)
Campbell Soup Co.	60,900	1,986,558
		1,986,558

Health-care services (3.0%)
AmerisourceBergen Corp.	30,500	682,590
Express Scripts, Inc. (NON) (S)	167,662	13,007,218
McKesson Corp.	104,800	6,240,840
Medco Health Solutions, Inc. (NON) (S)	53,700	2,970,147
Omnicare, Inc. (S)	130,900	2,947,868
Vivus, Inc. (NON)	92,600	967,670
WellPoint, Inc. (NON)	79,700	3,774,592
		30,590,925

Insurance (5.9%)
Aflac, Inc.	749,416	32,030,046
Arch Capital Group, Ltd. (NON)	49,600	3,349,984
Assured Guaranty, Ltd. (Bermuda)	367,599	7,138,773
Hartford Financial Services Group, Inc. (The)	343,824	9,111,336
Marsh & McLennan Cos., Inc.	157,900	3,904,867

RenaissanceRe Holdings, Ltd.	55,321	3,029,378
XL Capital, Ltd. Class A	67,767	1,183,212
		59,747,596

Investment banking/Brokerage (1.8%)
E*Trade Financial Corp. (NON)	1,987,400	3,477,950
Goldman Sachs Group, Inc. (The) (S)	66,200	12,203,970
Morgan Stanley	82,260	2,540,189
		18,222,109

Lodging/Tourism (0.7%)
Marriott International, Inc. Class A (S)	163,100	4,499,929
Wyndham Worldwide Corp. (S)	130,101	2,123,248
Wynn Macau, Ltd. 144A (China) (NON)	270,400	351,704
		6,974,881

Manufacturing (0.1%)
ITT Corp.	28,900	1,507,135
		1,507,135

Media (0.7%)
News Corp., Ltd. (The) Class A	245,295	2,941,087
Virgin Media, Inc. (S)	316,888	4,411,081
		7,352,168

Medical technology (2.8%)
Baxter International, Inc.	107,900	6,151,379
Boston Scientific Corp. (NON)	419,600	4,443,564
China Medical Technologies, Inc. ADR (China) (S)	134,500	2,181,590
Covidien PLC (Ireland)	128,900	5,576,214
Hospira, Inc. (NON)	99,400	4,433,240
Medtronic, Inc.	72,400	2,664,320
St. Jude Medical, Inc. (NON)	76,300	2,976,463
		28,426,770

Metals (1.5%)
ArcelorMittal Class A (NY Shares) (Luxembourg) (S)	37,453	1,391,004
Barrick Gold Corp. (Canada)	26,600	1,008,140
Coeur d'Alene Mines Corp. (NON) (S)	119,600	2,451,800
Freeport-McMoRan Copper & Gold, Inc. Class B (S)	36,160	2,480,938
Steel Dynamics, Inc.	90,700	1,391,338
United States Steel Corp. (S)	100,600	4,463,622
Vale SA ADR (Brazil)	57,900	1,339,227
Xstrata PLC (United Kingdom)	46,376	684,724
		15,210,793

Oil and gas (1.9%)
Chevron Corp.	92,900	6,542,947
Newfield Exploration Co. (NON) (S)	175,300	7,460,768
Occidental Petroleum Corp. (S)	64,000	5,017,600
XTO Energy, Inc.	300	12,396
		19,033,711

Pharmaceuticals (5.0%)
Abbott Laboratories	387,100	19,149,837
Johnson & Johnson	15,100	919,439
Pfizer, Inc. (S)	819,600	13,564,380
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	83,926	4,243,299
Wyeth	267,900	13,014,582
		50,891,537

Publishing (0.7%)
Gannett Co., Inc. (S)	561,374	7,022,789
		7,022,789

Retail (7.1%)
Coach, Inc.	80,300	2,643,476
CVS Caremark Corp.	664,149	23,736,685
GameStop Corp. (NON) (S)	503,519	13,328,148
Lowe's Cos., Inc.	145,200	3,040,488
Macy's, Inc. (S)	449,463	8,220,678
Mead Johnson Nutrition Co. Class A	17,465	787,846
OfficeMax, Inc.	129,200	1,625,336
Target Corp. (S)	141,000	6,581,880
Urban Outfitters, Inc. (NON) (S)	156,100	4,709,537
Wal-Mart Stores, Inc.	65,000	3,190,850
Walgreen Co. (S)	102,800	3,851,916
		71,716,840

Schools (2.0%)
Apollo Group, Inc. Class A (NON)	237,700	17,511,359
DeVry, Inc.	57,500	3,180,900
		20,692,259

Semiconductor (2.3%)
Atmel Corp. (NON)	2,744,284	11,498,550

Formfactor, Inc. (NON)		83,349	1,993,708
Himax Technologies, Inc. ADR (Taiwan) (S)		504,584	1,680,265
KLA-Tencor Corp. (S)		61,700	2,212,562
Lam Research Corp. (NON) (S)		32,400	1,106,784
Micron Technology, Inc. (NON) (S)		557,409	4,570,754
Taiwan Semiconductor Manufacturing Co., Ltd. ADR
(Taiwan)		361	3,957
			23,066,580

Software (3.9%)
Longtop Financial Technologies Ltd. ADR (China) (NON)		118,200	3,363,972
Microsoft Corp.		1,153,200	29,856,348
Oracle Corp.		212,700	4,432,668
Symantec Corp. (NON)		131,816	2,171,010
			39,823,998

Technology services (1.3%)
Google, Inc. Class A (NON)		15,961	7,914,262
Yahoo!, Inc. (NON) (S)		305,000	5,432,050
			13,346,312

Telecommunications (0.8%)
Telefonica SA (Spain)		182,563	5,040,795
Vodafone Group PLC (United Kingdom)		982,661	2,204,994
Vodafone Group PLC ADR (United Kingdom)		46,600	1,048,500
			8,294,289

Telephone (1.8%)
Leap Wireless International, Inc. (NON) (S)		173,300	3,388,015
Qwest Communications International, Inc.		3,882,674	14,792,988
			18,181,003

Tobacco (2.7%)
Lorillard, Inc.		208,553	15,495,488
Philip Morris International, Inc.		250,240	12,196,698
			27,692,186

Toys (2.7%)
Nintendo Co., Ltd. ADR (Japan)		867,862	27,398,403
			27,398,403

Total common stocks (cost $739,100,870)			$966,233,962

PURCHASED OPTIONS OUTSTANDING (2.6%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Aflac, Inc. (Call)	Jan-10/$40.00	$784,531	$4,271,348
Aflac, Inc. (Call)	Jan-10/35.00	312,932	2,816,766
Alliance Data Systems Corp. (Call)	Dec-09/50.00	218,973	2,735,323
Directv Group, Inc. (Call)	Dec-09/27.50	1,157,565	2,048,990
Financial Select Sector SPDR (Call)	Dec-09/17.00	4,118,450	1,212,016
Genzyme Corp. (Call)	Jan-10/55.00	670,851	3,706,570
Motorola, Inc. (Call)	Jan-10/8.50	4,680,804	5,066,222
Time Warner Cable, Inc. (Call)	Jan-10/32.50	406,350	4,526,969

Total purchased options outstanding (cost $16,474,025)			$26,384,204

INVESTMENT COMPANIES (2.5%)(a)
		Shares	Value

iShares MSCI Emerging Markets Index Fund		42,600	$1,657,566
KKR Private Equity Investors LP (Unit) (NON) (S)		2,249,874	21,036,322
SPDR S&P Homebuilders ETF		204,500	3,073,635

Total investment companies (cost $8,160,516)			$25,767,523

U.S. TREASURY OBLIGATIONS (0.2%)(a)
		Shares	Value

U.S. Treasury Notes zero% May 15, 2013 (i)		1,575,000	1,708,828

Total U.S. treasury obligations (cost $1,708,828)			$1,708,828

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
		Shares	Value

Vale Capital, Ltd. Ser. RIO, $2.75 cv. pfd. (Brazil)		27,700	$1,275,862

Total convertible preferred stocks (cost $983,904)			$1,275,862

SHORT-TERM INVESTMENTS (21.0%)(a)
		Principal amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 0.45% to 0.47% and
due dates ranging from October 1, 2009 to
October 9, 2009 (d)		$191,383,565	$191,380,779
U.S. Treasury Bills zero%, December 17, 2009 (i)		2,155,000	$2,154,569
U.S. Treasury Cash Management Bills for an effective
yield of 0.235%, July 15, 2010 (SEGSF)		385,000	383,943
U.S. Treasury Cash Management Bills for an effective
yield of 0.341%, June 10, 2010 (SEGSF)		610,000	608,369
Putnam Money Market Liquidity Fund		18,646,628	18,646,628

Total short-term investments (cost $213,174,507)	$213,174,288

TOTAL INVESTMENTS

Total investments (cost $979,602,650) (b)	$1,234,544,667

FORWARD CURRENCY CONTRACTS TO SELL at 9/30/09 (aggregate face value $39,626,399) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

British Pound	$4,664,252	$4,709,054	10/21/09	$44,802
Euro	8,660,460	8,499,820	10/21/09	(160,640)
Japanese Yen	27,079,645	26,417,525	10/21/09	(662,120)

Total				$(777,958)

WRITTEN OPTIONS OUTSTANDING at 9/30/09 (premiums received $7,064,495) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Aflac, Inc. (Call)	$784,531	Jan-10/$45.00	$2,214,544
Aflac, Inc. (Call)	312,932	Jan-10/40.00	1,703,746
Alliance Data Systems Corp. (Call)	218,973	Dec-09/60.00	1,234,526
Financial Select Sector SPDR (Call)	4,118,450	Dec-09/19.00	285,119
Genzyme Corp. (Call)	670,851	Jan-10/60.00	2,082,984
Motorola, Inc. (Call)	4,680,804	Jan-10/10.00	2,412,841
Time Warner Cable, Inc. (Call)	406,350	Jan-10/42.50	1,566,022
Time Warner Cable, Inc. (Put)	172,700	Jan-10/25.00	13,025

Total			$11,512,807

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/09 (Unaudited)

			Fixed payments	Total return
Swap counterparty /		Termination	received (paid) by	received (paid)	Unrealized
Notional amount		date	fund per annum	by fund	appreciation

Goldman Sachs International
Units	8,646	9/28/10	(1 month USD-	A basket	$248,547
			LIBOR-BBA plus 40	(GSPMTGCC)
			bp)	of common stocks

Units	61,228	7/20/10	(3 month USD-	A basket	5,733,352
			LIBOR-BBA plus 20	(GSCBAIRP)
			bps)	of common stocks

Units	3,162	6/11/10	(1 month USD-	A basket	4,421
			LIBOR-BBA plus 40	(GSCBBCAR)
			bp)	of common stocks

Units	11,718	6/11/10	(1 month USD-	A basket	17,477
			LIBOR-BBA plus 40	(GSCBBCAR)
			bp)	of common stocks

Units	2,329	6/11/10	(1 month USD-	A basket	3,799
			LIBOR-BBA plus 40	(GSCBBCAR)
			bp)	of common stocks

Units	9,204	6/11/10	(1 month USD-	A basket	15,015
			LIBOR-BBA plus 40	(GSCBBCAR)
			bp)	of common stocks

Total					$6,022,611

Key to holding's abbreviations

ADR	American Depository Receipts
ETF	Exchange Traded Fund
GDR	Global Depository Receipts

NOTES

(a) Percentages indicated are based on net assets of $1,014,308,340.

(b) The aggregate identified cost on a tax basis is $1,003,471,130, resulting in gross unrealized appreciation and depreciation of $243,843,504 and $12,769,967, respectively, or net unrealized appreciation of $231,073,537.

(NON) Non-income-producing security.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivative contracts at September 30, 2009.

(FWC) Forward commitments, in part or in entirety.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2009, the value of securities loaned amounted to $185,330,586. The fund received cash collateral of $191,380,779 which is pooled with collateral of other Putnam funds into 2 issues of short-term investments.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $14,799 for the period ended September 30, 2009. During the period ended September 30, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $216,274,209 and $197,627,581, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") disclosures based on the securities valuation inputs. On September 30, 2009, fair value pricing was also used for certain foreign securities in the portfolio (Note 1).

(i) Securities purchased with cash or securities received, that were pledged to the fund for collateral on certain derivative contracts.

(S) Securities on loan, in part or in entirety, at September 30, 2009.

At September 30, 2009, liquid assets totaling $360,302,978 have been segregated for open forward commitments, swap contracts, forward contracts and options.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR and GDR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings) . Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At September 30, 2009, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

The fund had an average contract amount of approximately $4,500,000 on Purchased options contracts for the period ended September 30, 2009. The fund had an average contract amount of approximately $4,300,000 on Written options contracts for the period ended September 30, 2009. The fund had an average contract amount of approximately $49 on Futures contracts for the period ended September 30, 2009.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. The fund had an average contract amount of approximately $25,400,000 on Forward currency contracts for the period ended September 30, 2009.

Total return swap contracts: The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to help enhance the funds return and manage the fund’s exposure to credit risk. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $6,700,000 on Total return swap contracts for the period ended September 30, 2009.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which can not be sold or repledged totaled $13,419,013 at September 30, 2009. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At September 30, 2009, the fund had a net liability position of $822,760 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $985,531.

In September 2006, Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") was issued. ASC 820 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of ASC 820 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of September 30, 2009:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:
	Basic materials	$32,540,079	$--	$--

	Capital goods	39,686,782	--	--

	Communication services	78,913,969	--	--

	Conglomerates	8,650,905	--	--

	Consumer cyclicals	150,052,662	--	--

	Consumer staples	91,108,083	--	--

	Energy	36,889,182	--	--

	Financial	136,505,286	--	--

	Health care	164,976,487	--	--

	Technology	200,597,083	4,832,331	947,194

	Transportation	2,980,923	--	--

	Utilities and power	17,552,996	--	--

Total common stocks		960,454,437	4,832,331	947,194

Convertible preferred stocks		--	1,275,862	--

Investment companies		25,767,523	--	--

Purchased options outstanding		--	26,384,204	--

U.S Treasury obligations		--	1,708,828	--

Short-term investments		18,646,628	194,527,660	--

Totals by level		$1,004,868,588	$228,728,885	$947,194

		Level 1	Level 2	Level 3

Other financial instruments:		$--	$(6,268,154)	$--

Other financial instruments include written options, swaps and forward currency contracts.

The following is a reconciliation of Level 3 assets as of September 30, 2009:

Investments in securities:					Change in net		Net
		Balance as of	Accrued		unrealized	Net	transfers in	Balance as of
		December	discounts/	Realized	appreciation/	purchases/	and/or out	September
		31, 2008	premiums	gain/(loss)	(depreciation)	sales	of Level 3	30, 2009

Common stocks:
	Technology	$--	$--	$--	$265,110	$682,084	$--	$947,194

Total common stocks		$--	--	--	$265,110	$682,084	--	$947,194

Market Values of Derivative Instruments as of September 30, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under Statement 133	Market value	Market value

Foreign exchange contracts	57,924	(835,882)

	32,406,815	(11,512,807)
Equity contracts

Total	$32,464,739	$(12,348,689)

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: November 25, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: November 25, 2009